                                                       Registration No. 33-57792
                                                                        811-7466

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post Effective Amendment No. 30

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        Post-Effective Amendment No. 14

                                 VEL II ACCOUNT
               OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)


                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                              (Name of Depositor)
                          32 Turnpike Road, Suite 210

                       Southborough, Massachusetts 01772
                           Telephone: (508) 460-2400
              (Address of Depositor's Principal Executive Office)

    Scott D. Silverman, Senior Vice President, General Counsel and Corporate
                                      Secretary
                Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210

                       Southborough, Massachusetts 01772
                           Telephone: (508) 460-2408
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1,, 2013 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a) (1) of Rule 485
/ / on (date) pursuant to paragraph (a) (1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f 2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f 2 Notice was for the issuer's fiscal year ended December 31, 2012 and was filed on or before March 31, 2013.

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about VEL II
(93) ("Vari-Exceptional Life"), an individual or group flexible premium variable life insurance policy issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New York) to applicants who were Age 85 years old and under at the time of purchase.

The policies are funded through the VEL II Account of Commonwealth Annuity, a separate investment account referred to as the Separate Account, and a fixed-interest account that is referred to as the General Account. The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:


GOLDMAN SACHS VARIABLE INSURANCE TRUST
(SERVICE SHARES)
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT High Quality Floating Rate Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)
Invesco V.I. Global Health Care Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Large Cap Growth Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Janus Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

YOU MAY CONTACT OUR SERVICE CENTER AT 1-800-533-7881 TO REQUEST PROSPECTUSES FOR ANY OF THE UNDERLYING FUNDS THAT ARE AVAILABLE AS INVESTMENT OPTIONS UNDER YOUR CONTRACT.


A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013 CONTAINING MORE INFORMATION ABOUT THE POLICY IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. A COPY MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-533-7881. THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION CAN ALSO BE OBTAINED FROM THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE (HTTP://WWW.SEC.GOV).


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


                               DATED MAY 1, 2013

                               TABLE OF CONTENTS


SUMMARY OF RISKS AND BENEFITS...............................    4
  WHAT ARE THE POLICY'S BENEFITS?...........................    4
  WHAT ARE THE POLICY'S RISKS?..............................    5

SUMMARY OF RISKS AND BENEFITS: FEE TABLES...................    6
  TRANSACTION FEES..........................................    6
  PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES.......    9
  ANNUAL FUND OPERATING EXPENSES............................   11

THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS.............   13
  WHO IS THE COMPANY?.......................................   13
  WHAT IS THE SEPARATE ACCOUNT?.............................   13
  WHAT ARE THE FUNDS?.......................................   14

THE POLICY..................................................   17
  HOW DO I COMMUNICATE WITH THE COMPANY?....................   17
  HOW DO I APPLY FOR A POLICY?..............................   18
  CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE
    AMOUNT?.................................................   18
  IS THERE A PAID-UP INSURANCE OPTION?......................   19
  DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?...   19
  HOW DO I MAKE PAYMENTS?...................................   20
  HOW DO I ALLOCATE MY NET PAYMENTS?........................   21
  CAN I MAKE TRANSFERS?.....................................   21
  IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?.....   21
  ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?.............   22
  IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC
    REBALANCING OPTION?.....................................   23
  CAN I MAKE FUTURE CHANGES UNDER MY POLICY?................   24
  HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?.............   24
  CAN I CONVERT MY POLICY INTO A FIXED POLICY?..............   25
  CAN I MAKE POLICY LOANS?..................................   25
  ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN
    CONNECTION WITH A TSA PLAN?.............................   27
  CAN I SURRENDER THE POLICY?...............................   27
  CAN I MAKE PARTIAL WITHDRAWALS?...........................   28
  WHAT IS THE POLICY VALUE?.................................   28

THE DEATH BENEFIT...........................................   31
  WHAT ARE THE SUM INSURED OPTIONS?.........................   31
  CAN I CHANGE THE SUM INSURED OPTION?......................   32
  IS A GUARANTEED DEATH BENEFIT AVAILABLE?..................   33
  WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?..............   34

TERMINATION AND REINSTATEMENT...............................   37
  WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?........   37
  WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?......   37

CHARGES AND DEDUCTIONS......................................   39
  WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?..................   39
  WHAT IS THE MONTHLY DEDUCTION?............................   39
  WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS
    OF THE SEPARATE ACCOUNT?................................   41

  HOW IS THE SURRENDER CHARGE CALCULATED?...................   42
  WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?...............   44
  WHAT ARE THE TRANSFER CHARGES?............................   45
  WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?....   45
  ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?...............   45
  DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF
    POLICYOWNERS?...........................................   45

FEDERAL TAX CONSIDERATIONS..................................   46
  HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?.......   46
  HOW ARE THE POLICIES TAXED?...............................   46
  HOW ARE POLICY LOANS TAXED?...............................   48
  WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY
    TAXED?..................................................   49
  ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?..........   50
  ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF
    PUERTO RICO SUBJECT TO UNITED STATES FEDERAL INCOME
    TAX?....................................................   50
  ARE LIFE INSURANCE POLICIES PURCHASED BY NON-RESIDENTS
    ALIENS AND FOREIGN CORPORATIONS SUBJECT TO UNITED STATES
    FEDERAL INCOME TAX?.....................................   50
  ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND
    BUSINESS BENEFICIARIES OF POLICIES?.....................   50
  WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE
    ACCOUNT?................................................   50
  CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT
    ASSETS FOR TAX PURPOSES?................................   51
  CAN CHANGES IN TAX LAW AFFECT THE POLICY?.................   51

OTHER INFORMATION...........................................   52
  ARE THERE OTHER IMPORTANT POLICY PROVISIONS?..............   52
  CAN THE COMPANY DELAY PAYMENTS TO ME?.....................   53
  DO I HAVE ANY VOTING RIGHTS?..............................   53
  WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?.........   54
  ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE
    SEPARATE ACCOUNT?.......................................   54
  MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?..........   54
  WHAT IS MIXED AND SHARED FUNDING?.........................   55
  WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY
    AND THE VARIABLE ACCOUNT?...............................   55

THE GENERAL ACCOUNT.........................................   56

GLOSSARY OF SPECIAL TERMS...................................   57

                         SUMMARY OF RISKS AND BENEFITS

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The remainder of this Prospectus offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments, and making planned payments will not guarantee that the Policy will remain in force.

WHAT ARE THE POLICY'S BENEFITS?

While the Policy is in force, it will provide:

    - Life insurance coverage on the named Insured

    - Policy Value

    - Surrender rights and partial withdrawal rights

    - Loan privileges

Other benefits previously available through the policy included:

    - Waiver of Premium Rider--This Rider provides that, during periods of total disability, continuing more than four months, the Company will add to the Policy Value each month an amount selected by you or the amount needed to pay the Policy charges, whichever is greater. This value will be used to keep the Policy in force. This benefit is subject to the Company's maximum issue benefits. Its cost will change yearly.

    - Guaranteed Insurability Rider--This rider guarantees that insurance may be added at various option dates without Evidence of Insurability. This benefit may be exercised on the option dates even if the Insured is disabled.

    - Other Insured Rider--This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "Other Insured" to convert the coverage to a flexible premium adjustable life insurance Policy.

    - Children's Insurance Rider--This rider provides coverage for eligible minor children. It also covers future children, including adopted children and stepchildren.

    - Accidental Death Benefit Rider--This Rider pays an additional benefit for death resulting from a covered accident prior to the Policy anniversary nearest the Insured's Age 70.

    - Exchange Option Rider--This Rider allows you to use the Policy to insure a different person, subject to Company guidelines.

    - Living Benefits Rider--This Rider permits part of the proceeds of the Policy to be available before death if the Insured becomes terminally ill or is permanently confined to a nursing home.

    - Guaranteed Death Benefit Rider--This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse regardless of the performance of the Separate Account, and (b) provides a guaranteed net death benefit.

WHAT ARE THE POLICY'S RISKS?

There are certain risks associated with the Policy:

    - There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or if Outstanding Loans exceed the Policy Value less surrender charges. The Policies are unsuitable as short-term savings vehicles.

    - The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.

    - Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value, and will reduce the Death Benefit. ALLOWING THE POLICY TO LAPSE WITH A LOAN OUTSTANDING MAY HAVE SIGNIFICANT TAX CONSEQUENCES. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.

    - Surrender of the Policy may be subject to a substantial surrender charge. Partial Withdrawals may be subject to surrender charges and a Partial Withdrawal Charge.

    - A Policy may be considered a "modified endowment contract" if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. In addition, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.

    - Each Fund is subject to investment risks and other risks. We do not promise that the Funds will meet their investment objectives. Amounts that you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Sub-Accounts invest. Your bear the investment risk that those Funds possibly will not meet their investment objectives. A description of each Fund's investment policies and a comprehensive discussion of the risks of each Fund may by found in the Fund's prospectus.

                   SUMMARY OF RISKS AND BENEFITS: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES


                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
MAXIMUM SALES CHARGE IMPOSED ON                N/A                             None
  PREMIUMS (LOAD)

PREMIUM TAXES                      When a premium payment is     2.50% of each premium payment
                                   made

DEFERRED ACQUISITION COSTS         When a premium payment is     1.00% of each premium payment
  ("DAC TAX" CHARGE)               made

SURRENDER CHARGE--DEFERRED         Upon Surrender or a Decrease  $8.50 per thousand dollars of the
  ADMINISTRATIVE CHARGE(1)         in Face Amount for up to      initial Face Amount or of an
                                   15 years from Date of Issue   increase in Face Amount.
                                   of the Policy or from the
                                   date of increase in Face
                                   Amount, respectively

SURRENDER CHARGE--DEFERRED SALES
  CHARGE(1)
  Minimum and Maximum Charge       Upon Surrender or a Decrease  The minimum charge is $7.68 and
                                   in Face Amount for up to      the maximum charge is $38.25 per
                                   15 years from Date of Issue   $1,000 of Face Amount.
                                   of the Policy or from the
                                   date of increase in Face
                                   Amount, respectively.

  Charge for a representative                                    For a Male Standard Non-Smoker
    Policy owner                                                 Age 53, the rate is $31.12 per
                                                                 $1,000 of Face Amount.

PARTIAL WITHDRAWAL CHARGE(2)       Upon Partial Withdrawals in   5% of any withdrawals in excess
                                   excess of the Free 10%        of the Free 10% Withdrawal
                                   Withdrawal Amount             amount.

PARTIAL WITHDRAWAL TRANSACTION     Upon any Partial Withdrawal   2% of the amount withdrawn, not
  FEE                                                            to exceed $25

INCREASE IN FACE AMOUNT            Upon increasing the Face      $40 administrative fee
                                   Amount of the Policy

                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
TRANSFER CHARGES                   Upon the 13th transfer and    Currently $10 per transfer,
                                   each subsequent transfers in  guaranteed not to exceed $25 per
                                   a Policy Year.                transfer.

SPLIT OPTION RIDER/EXCHANGE        Upon adding the rider to the  $20 (one-time fee)
  OPTION RIDER                     contract

LIVING BENEFITS RIDER
  Minimum and Maximum Charge       Upon exercising the rider     One-time fee of $150, plus an
                                                                 additional charge based on the
                                                                 present value of expected
                                                                 premiums associated with the
                                                                 benefit.

  Charge for a representative      Upon exercising the rider     Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $13.10 (for a Male Standard,
                                                                 Age 53)

GUARANTEED DEATH BENEFIT RIDER     Upon adding the rider         $25 (one-time fee)
                                   (available only at issue)

PAID-UP INSURANCE OPTION                       N/A                             None

CHANGING NET PAYMENT ALLOCATION    Upon changing allocations of  Currently there is no charge. Any
                                   Net Payments                  future charge is guaranteed not
                                                                 to exceed $25.

CHANGING MONTHLY DEDUCTION         Upon changing allocation of   Currently there is no charge. Any
  ALLOCATION                       the Monthly Deduction         future charge is guaranteed not
                                                                 to exceed $25.

PROVIDING A PROJECTION OF          Upon requesting a projection  Currently there is no charge. Any
  VALUES(3)                        of values                     future charge is guaranteed not
                                                                 to exceed $25.


------------------------

(1) SURRENDER CHARGES--At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above. The surrender charge is imposed only if, during its duration, you request a full surrender or a decrease in the Face Amount. The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b), where (a) is a dEFERRED ADMINISTRATIVE CHARGE, and (b) is a DEFERRED SALES CHARGE. For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Premium Payments in the chronological order in which they were received.

    The DEFERRED ADMINISTRATIVE CHARGE is $8.50 per thousand dollars of the initial Face Amount or of an increase in the Face Amount. The charge is designed to reimburse the Company for administrative costs associated with product research and development, underwriting, Policy administration, decreasing the Face Amount, and surrendering a Policy. Because the maximum surrender charge reduces by 0.5% or more per month (depending on issue Age) after the 40th Policy month from the Date of Issue or the effective date of an increase in the Face Amount, in certain situations some or all of the deferred administrative charge may not be assessed upon surrender of the Policy.

    The DEFERRED SALES CHARGE is equal to 49% of premiums received up to a maximum number of Guideline Annual Premiums that vary by issue Age. This maximum number varies from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 85). In accordance with state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of the initial Face Amount. The deferred sales charge varies based on individual characteristics (sexes, issue ages and underwriting classes) of the Insureds. Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, the minimum is $7.68 (for a Female Standard Smoker Age 0) and the maximum is $38.25 (for a Male Standard Smoker Age 53) per $1000 of Face Amount.

    The surrender charge shown in the table may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the front cover of this Prospectus or contact your agent.

(2) PARTIAL WITHDRAWALS--The Company will reduce the amount of the Policy's outstanding Surrender Charge by the amount of the Partial Withdrawal Charge. If no Surrender Charges apply to the Policy at the time of a withdrawal, no partial withdrawal charge will apply to that withdrawal.

(3) PROVIDING A PROJECTION OF VALUES--You may request a free personalized illustration of death benefits, cash surrender values and cash values once annually. The Company may in its discretion provide additional personalized illustrations upon request. We currently do not charge for personal illustrations, but we reserve the right to charge a fee, not to exceed $25, if you request more than one illustration annually.

                                     * * *

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FUND FEES AND EXPENSES. THE SEPARATE ACCOUNT MORTALITY AND EXPENSE RISK FEES AND THE SEPARATE ACCOUNT ADMINISTRATIVE CHARGE ARE DEDUCTED FROM THE SEPARATE ACCOUNT ON A DAILY BASIS. ALL OF THE OTHER FEES ARE CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
COST OF INSURANCE(1)
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount, the minimum is $0.05 and
                                                                 the maximum is $83.33

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.49 (for a Male Standard
                                                                 Non-Smoker Age 53)

MONTHLY ADMINISTRATIVE FEE                   Monthly             $5.00

SEPARATE ACCOUNT MORTALITY AND                Daily              Annual rate of 0.65% of Separate
  EXPENSE RISK FEES                                              Account assets (guaranteed not to
                                                                 exceed 0.90%)

SEPARATE ACCOUNT ADMINISTRATIVE      Daily for the first ten     Annual rate of 0.15% of Separate
  CHARGE                                   Policy years          Account assets (guaranteed not to
                                                                 exceed 0.25%)

MONTHLY CHARGES FOR OPTIONAL                 Monthly             Varies depending upon the
  BENEFITS(2)                                                    optional benefits selected, and
                                                                 by the individual characteristics
                                                                 of the Insureds

OTHER INSURED RIDER
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount: the minimum is $0.06 and
                                                                 the maximum is $83.33

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.51 (for a Male Standard
                                                                 Non-Smoker Age 53)

WAIVER OF PREMIUM RIDER
  Minimum and Maximum charge                 Monthly             Per $1000 of the monthly benefit,
                                                                 the minimum is $0.01 and the
                                                                 maximum is $187.51

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.06 (for a Male Standard
                                                                 Non-Smoker Age 53)

GUARANTEED INSURABILITY RIDER
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount: the minimum is $0.03 and
                                                                 the maximum is $1.71.

                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.77 (for a Male Standard
                                                                 Non-Smoker Age 53)

CHILDREN'S INSURANCE RIDER                   Monthly             $0.40 per $1000 of benefit

ACCIDENTAL DEATH BENEFIT RIDER
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount: the minimum is $0.07 and
                                                                 the maximum is $0.36.

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.09 (for a Male Standard
                                                                 Non-Smoker Age 53)

LOAN INTEREST(3)                     Paid in arrears annually    8% of the loan amount(3)
                                         (accrues daily)

PAID-UP INSURANCE OPTION                       N/A                             None


------------------------

(1) COST OF INSURANCE--Charges vary based on individual characteristics such as the age, Policy year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate that the guaranteed rate shown in your Policy. We calculate a separate cost of insurance rate for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent. For more information about the calculation of the cost of insurance charges, see CHARGES AND DEDUCTIONS.

    Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum Cost of Insurance Charge is $0.02 (for Female Preferred Non-Smoker Age
    25) and the maximum is $83.33 (for a Male Sub-Standard Smoker Rated 500% & $5 Permanent Flat Extra Age 94).

(2) MONTHLY CHARGES FOR OPTIONAL BENEFITS--The charges for these benefits vary depending upon the optional benefits selected, and by the individual characteristics of the Insureds. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent.

    OTHER INSURED RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face
    Amount: the minimum charge is $0.06 and the maximum charge is $83.33

    GUARANTEED INSURABILITY RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.03 (for Female Preferred Smoker Age
    6) and the maximum is $1.71 (for a Male Standard Smoker Age 65).

    ACCIDENTAL DEATH BENEFIT RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.07 (for Female Preferred Smoker Age
    5) and the maximum is $0.36 (for a Male Sub-Standard Smoker Rated Age 65).

(3) POLICY LOANS--Outstanding Policy loans are charged interest at an annual rate of 8.00%, which accrues daily and is payable in arrears. However, as long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year.

    PREFERRED LOAN OPTION--A preferred loan option is available under the Policy. After the tenth Policy anniversary the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

                                     * * *

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSED CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

                         ANNUAL FUND OPERATING EXPENSES


TOTAL ANNUAL FUND OPERATING EXPENSES                 MINIMUM                          MAXIMUM
------------------------------------     -------------------------------  -------------------------------
Expenses that are deducted from Fund     Annual charge of 0.53%(1)        Annual charge of 1.39%(2)
assets, including management fees,       of average daily net assets      of average daily net assets
distribution and/or service (12b-1)
fees and other expenses.


------------------------


The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time.



(1) The Investment Adviser has voluntarily agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. Due to the current interest rate environment, the Investment Advisor has voluntarily agreed to waive a portion of the distribution and service plan fees attributable to the Fund. These waivers may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.



(2) The Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.97%. The Investment Adviser has voluntarily agreed to waive a portion of its Distribution and Service fees so as not to exceed an annual rate of 0.16% of the Fund's average net assets. "Other Expenses" include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit

    "Other Expenses" (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. The Institutional Share class will launch at the close of business on April 30, 2013.



HIGHEST AND LOWEST EXPENSES AFTER FEE REDUCTIONS AND EXPENSE
REIMBURSEMENTS. For the year ended December 31, 2012, the LOWEST Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, is 0.35%. The Investment Adviser has voluntarily agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. Due to the current interest rate environment, the Investment Advisor has voluntarily agreed to waive a portion of the distribution and service plan fees attributable to the Fund. These waivers may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.



For the year ended December 31, 2012, the HIGHEST Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, is 1.22%. The Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.81%. "Other Expenses" include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional and Service Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.144% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 29, 2014 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees.


THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS

WHO IS THE COMPANY?


THE COMPANY. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.



The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company.



Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group. Goldman Sachs (together with the its employees) owns a total of approximately 25% of the outstanding ordinary shares of Global Atlantic Financial Group and unaffiliated investors, none of whom own more than 9.9%, own the remaining 75% of the outstanding ordinary shares. The registered office of Global Atlantic Financial Group is located at 87 Mary Street, George Town, Grand Cayman KY1-9005, Cayman Islands.



Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.


At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

WHAT IS THE SEPARATE ACCOUNT?

In this prospectus, "Separate Account" refers to the VEL II Account of Commonwealth Annuity. The Separate Account is a separate investment account compromised of Sub-Accounts. Each Sub-Account invests in a corresponding investment portfolio ("Fund") of a management investment company. The assets used to fund the variable portion of the Policy are set aside in the Separate Account, and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains or capital losses of the Company, or the other Sub-Accounts. The Company is obligated to pay all amounts promised under the Policies.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company may also offer other variable life insurance policies investing in the Separate Account, which are not discussed in this Prospectus. In addition the Separate Account may invest in other funds that are not available to the Policies described in this prospectus. Subject to the provisions of the Policies, units of the Sub-Accounts are offered on a continuous basis.

WHAT ARE THE FUNDS?

Each Sub-Account invests in a corresponding investment portfolio ("Fund") of an open-end management investment company. The Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Funds may manage publicly traded mutual funds with similar names and objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Funds is set forth below. Certain Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the premium payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST BY CALLING 1-800-533-7881.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index.


GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.


GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.


GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND--seeks a high level of current income, consistent with safety of principal. This Fund was formerly known as Goldman Sachs VIT Government Income Fund.


GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.


GOLDMAN SACHS VIT MONEY MARKET FUND--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.


GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital.


GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--The Fund seeks long-term growth of capital and dividend income.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)
ADVISER: INVESCO ADVISORS, INC.


INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is long-term growth of capital.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

DELAWARE VIP TRUST
ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO--The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. Fidelity Investments Money Management, Inc., FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP EQUITY-INCOME PORTFOLIO--The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500-Registered Trademark- Index. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP GROWTH PORTFOLIO--The fund seeks to achieve capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP HIGH INCOME PORTFOLIO--The fund seeks high level of current income, while also considering growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FIDELITY VIP OVERSEAS PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
ADVISER: FRANKLIN ADVISERS, INC.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. Under normal market conditions, the Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL MANAGEMENT LLC

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE ASSOCIATES, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-advisers are T. Rowe Price International Ltd and T. Rowe Price Singapore Private Ltd.


                                    *  *  *


PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated.


If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

    - Effective date of the change in the investment policy OR

    - Receipt of the notice of your right to transfer.

                                   THE POLICY

As of the date of this Prospectus, the Company has effectively ceased issuing new Policies. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Policyowners. The Policy together with its attached application constitutes the entire agreement between you and the Company.

HOW DO I COMMUNICATE WITH THE COMPANY?

You may contact us at the address or telephone number shown on the cover of this Prospectus or by contacting your agent.

EFFECTIVE DATE OF TRANSACTIONS

Once your Policy is in force, the effective date of payments, forms and requests you send is usually determined by the day and time we receive the item in good order at the mailing address that appears in this Prospectus. "Good order" means that we have received all information, letters, forms or other documents, completed to our satisfaction, which we believe are necessary to process the transaction. Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in good order before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request after the close of business on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.

Other forms, notices and requests are normally effective on the day that we receive them in good order, unless the transaction is scheduled to occur on another business day. Assignments, change of owner and change of beneficiary forms are effective as of the day you sign the assignment or form, once we receive them in good order.

WRITTEN REQUESTS

Whenever this Prospectus refers to a communication as a "written request," it means in writing, in form and substance reasonably satisfactory to us, and received at the mailing address indicated on the cover of this Prospectus. We will process the transaction when the written request is received in good order. For some transactions, including assignments, loans, withdrawals, and surrender of the Policy, we require you to use Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain Company forms at our Company web site: https://cwannuity.se2.com.

TELEPHONE REQUESTS

You have the privilege to make telephone requests. The Company and our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded.

We cannot guarantee that you will always be able to reach us to complete a telephone transaction. We reserve the right to modify or discontinue the privilege to make requests by telephone at any time without prior notice. Under these circumstances, you should submit your request in writing or other form acceptable to us.

HOW DO I APPLY FOR A POLICY?

The Company is not currently issuing new Policies. The following is provided as general information concerning the Company's procedures for issuing policies.

Upon receipt at its Service Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Service Office. If a Policy is not issued, the premiums will be returned to you without interest.

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one minimum monthly payment for the Policy as applied for, the Company will provide conditional insurance, subject to the terms of the Conditional Insurance Agreement. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?

Yes. The Policy provides for an initial "Free-Look" period. You may cancel the Policy by mailing or delivering the Policy to the Service Office or an agent of the Company on or before the latest of:

    - 45 days after the application for the Policy is signed, or

    - 10 days after you receive the Policy (or longer if required by state law), or

    - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you; or

    - 60 days after you receive the Policy, if the Policy was purchased in New York as a replacement for an existing policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In all other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Separate Account, plus

(2) the value of the amounts allocated to the Separate Account, plus

(3) any fees or charges imposed on the amounts allocated to the Separate
    Account.

The amount refunded in (1) above includes any premiums allocated to the General Account.

FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "Free Look" with respect to the increase. You will have the right to cancel the increase before the latest of:

    - 45 days after the application for the increase is signed, or

    - 10 days after you receive the new specifications pages issued for the increase (or longer if required by state law), or

    - 10 days after the Company mails or delivers a Notice of Withdrawal Rights to you.

Upon canceling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

IS THERE A PAID-UP INSURANCE OPTION?

Upon Written Request, a Policyowner may exercise a paid-up insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the Insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount that the Surrender Value of the Policy can purchase for a net single premium at the Insured's Age and Underwriting Class on the date this option is elected. The Company will transfer any Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Table B for unisex Policies) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING POLICYOWNER RIGHTS AND
  BENEFITS WILL BE AFFECTED:

    - As described above, the paid-up insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

    - The Company will transfer the Policy Value in the Separate Account to the General Account on the date it receives the written request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Separate Account.

    - The Policyowner may not make further premium payments.

    - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

    - Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may make Policy loans or surrender the Policy for its net cash value. The cash value is equal to the net single premium for paid-up insurance at the Insured's attained age. The net cash value is the cash value less any outstanding loans.

DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?

Yes. The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Internal Revenue Code of 1986 (the "Code"), accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, however, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

HOW DO I MAKE PAYMENTS?

Payments are payable to the Company, and may be mailed to the Service Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Separate Account or the General Account as of date of receipt at the Service Office. Payments received before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be credited to the Variable Account or the Fixed Account as of the end of that day. If we receive your payment after the close of business on a business day, your payment or request will be effective as of the end of the next business day.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums will not itself cause the Policy to lapse. However, if the optional Guaranteed Death Benefit rider is in effect, certain minimum premium payment tests must be met.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under this procedure, amounts will be deducted each month from your checking account, generally on the Monthly Payment Date, from your checking account and applied as a premium under a Policy. The minimum payment permitted under this procedure is $50.

Premiums are not limited as to frequency and number. No premium payment may be less than $100, however, without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy, which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums that shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules.

Notwithstanding the current maximum premium limitations, however, the Company will accept a premium that is needed in order to prevent a lapse of the Policy during a Policy year.

HOW DO I ALLOCATE MY NET PAYMENTS?

The Net Premium equals the premium paid less the 3.50% tax expense charge. In the application for a Policy, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount that may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums by written or telephone request. An allocation change will be effective as of the date of receipt of the request in good order at the Service Office.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience. You bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners should periodically review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

CAN I MAKE TRANSFERS?

Yes. Subject to the Company's then current rules, you may transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Policy Value held in the General Account to secure a Policy loan may not be transferred. If we receive a transfer request after the close of business (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange, if earlier), it will be effected at the end of the next business day.

IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?

Yes. The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

    - the minimum or maximum amount that may be transferred,

    - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - the minimum period of time between transfers, and

    - the maximum number of transfers in a period.

If you request a transfer from a Sub-Account that is higher than your Policy Value in the Sub-Account on the valuation date for the transfer request (for example, if you request a transfer of $100 from a Sub-Account and the Policy Value in the Sub-Account is only $98 on the valuation date), we will transfer all of the Policy Value in the Sub-Account.

Currently, transfers to and from the General Account are permitted only if:

    - There has been at least a 90-day period since the last transfer from the General Account, and

    - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

Currently, the first 12 transfers in a Policy year will be free of a transfer charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment Policy will not count towards the 12 free transfers.

These rules are subject to change by the Company.

ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect an Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

    - the investment objectives and/or size of the Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Policy Owners. We will also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. In certain states, the Disruptive Trading Procedures apply dollar or percentage limitations, rather than restrictions on the number of transfers. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Funds.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

We apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Fund.

IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?

Yes. You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Goldman Sachs VIT Money Market Fund and Goldman Sachs VIT Government Income Fund, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

If the policy goes into a grace period (see WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY? under TERMINATION AND REINSTATEMENT), automatic Dollar Cost Averaging and Automatic Account Rebalancing transactions are suspended. If you make sufficient payments to keep the policy in force, Dollar Cost Averaging and Automatic Account Rebalancing will resume with the next scheduled automatic transaction.

CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

    - Cancel your Policy under its right-to-examine provision

    - Transfer your ownership to someone else

    - Change the beneficiary

    - Change the allocation of payments, with no tax consequences under current law

    - Make transfers of Policy Value among the funds

    - Adjust the death benefit by increasing or decreasing the Face Amount

    - Add or remove certain optional insurance benefits

HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?

Subject to certain limitations, you may increase or decrease the specified Face Amount of a Policy at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Service Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN THE FACE AMOUNT

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insured also is required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50 plus an amount equal to the sum of two Minimum Monthly Factors.

On the effective date of each increase in the Face Amount, a transaction charge of $40 will be deducted from the Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount generally will affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge also will be calculated for the increase.

After increasing the Face Amount, you will have the right (1) during a Free-Look Period, to have the increase canceled and the charges which would not have been deducted but for the increase will be credited to the Policy, and (2) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES IN THE FACE AMOUNT

The minimum amount for a decrease in the Face Amount is $10,000. The Face Amount in force after any decrease may not be less than $50,000. If, following a decrease in the Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS Rules, the decrease may be limited or Policy Value may be returned to the Policyowner (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount.

This order also will be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted.

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Separate Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance Policy to you. The new Policy will have the same Face Amount, Issue Age, Dates of Issue, and Premium Class as the original Policy.

CAN I MAKE POLICY LOANS?

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. While a loan is outstanding, you may continue to make Premium Payments into the Policy.

In the first Policy year, the Loan Value is 75% of Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Debt to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

You must use Company forms to request a loan. You may obtain a Company loan form by calling 1-800-533-7881. You may also obtain a Company loan form at our Company web site, https://cwannuity.se2.com.

The loan amount normally will be paid within seven days after the Company receives the written loan request on a Company loan form at the Service Office, but the Company may delay payments under certain circumstances.

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account as security for the loan, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

The Policy loan rights of Policyowners who are participants under
Section 403(b) plans are restricted.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year. NO ADDITIONAL INTEREST WILL BE CREDITED TO SUCH POLICY VALUE.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon written request. It may be revoked by you at any time. You may change a preferred loan to a non-preferred loan at any time upon written request. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of preferred loans, which may be treated as a taxable distribution from the Policy. Consult a qualified tax adviser. THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will the transfer Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the loan repaid will be allocated to the various Accounts and increase the Policy Value in such accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed the Policy Value previously transferred from the Separate Account to secure the Debt.

If Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value.

EFFECT OF POLICY LOANS

Policy loans may be repaid at any time prior to the lapse of the Policy. However, because Policy loans do not participate in the investment experience of the Separate Account, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds, whether or not the loan is repaid. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account that is security for the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the Insured or surrender. ALLOWING THE POLICY TO LAPSE WITH A LOAN OUTSTANDING MAY HAVE SIGNIFICANT TAX CONSEQUENCES; PLEASE CONSULT A QUALIFIED TAX ADVISOR.

ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN CONNECTION WITH A TSA
PLAN?

If your Policy was issued in connection with a TSA plan, Policy loans are permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code Section 72(p), the TSA plan may become disqualified and Policy Values may be includible in your current income. Policy loans must meet the following additional requirements:

    - Loans must be repaid within five years, except when the loan is used to acquire any dwelling unit which within a reasonable time is to be used as the Policy owner's principal residence.

    - All Policy loans must be amortized on a level basis with loan repayments being made not less frequently than quarterly.

    - The sum of all outstanding loan balances for all loans from all of your TSA plans may not exceed the lesser of:

       - $50,000 reduced by the excess (if any) of the highest outstanding balance of loans from all of the Policy owner's TSA plans during the one-year period preceding the date of the loan, minus the outstanding balance of loans from the Policy owner's TSA plans on the date on which such loan was made;

                                       OR

       - 50% of the Policy owner's non-forfeitable accrued benefit in all of his/her TSA plans, but not less than $10,000.

A QUALIFIED TAX ADVISER SHOULD BE CONSULTED BEFORE REQUESTING A POLICY LOAN IN CONNECTION WITH A TSA PLAN.

CAN I SURRENDER THE POLICY?

Yes. You may surrender the Policy and receive its Surrender Value. You must use Company forms to surrender the Policy. You may obtain a Company surrender form by calling 1-800-533-7881. The Surrender Value will be calculated as of the Valuation Date on which the Policy and completed surrender forms are received in good order at the Service Office.

The Surrender Value is equal to:

    - the Policy Value, MINUS

    - any Debt and applicable surrender charges.

A surrender charge is calculated upon issuance of the Policy and from the effective date of any increase in the Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The proceeds on surrender may be paid in a single lump sum or under one of the payment options. Normally, the Company will pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described under OTHER INFORMATION--CAN THE COMPANY DELAY PAYMENTS TO ME?

The surrender rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

CAN I MAKE PARTIAL WITHDRAWALS?

Yes. Any time after the first Policy year, you may withdraw a portion of the Surrender Value of your Policy, subject to the limits stated below. You must use Company forms to request a withdrawal. You may obtain a Company withdrawal form by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com. The written request on a Company withdrawal form must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500.

Under Sum Insured Option 1, the Face Amount is reduced by the amount of the withdrawal, and a withdrawal will not be allowed if it would reduce the Face Amount below $40,000. See THE DEATH BENEFIT.

A withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge. Normally, the Company will pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances.

The withdrawal rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted. For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

WHAT IS THE POLICY VALUE?

The Policy Value is the total amount available for investment, and is equal to the sum of:

    - your accumulation in the General Account, plus

    - the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect the frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen

Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE

The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the General Account (before being transferred to the Separate Account) less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:

    - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulations Units allocated to the Policy; plus

    - the value in the General Account (including any amounts transferred to the General Account as collateral with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(c) is a charge for each day in the Valuation Period equal, on an annual basis, to 0.65% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 0.90%; and

(d) is the Separate Account administrative charge for each day in the Valuation Period equal, on an annual basis, to 0.15% of the daily net asset value of that Sub-Account. The administrative charge may be increased or decreased by the Company, but may not exceed 0.25%. This charge is applicable only during the first ten Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company.

                               THE DEATH BENEFIT

As long as the Policy remains in force (see TERMINATION AND REINSTATEMENT), upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. See OTHER INFORMATION--CAN THE COMPANY DELAY PAYMENTS TO ME? The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See THE DEATH BENEFIT--WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

    - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

    - any additional insurance on the Insured's life that is provided by rider; minus

    - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.

WHAT ARE THE SUM INSURED OPTIONS?

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.

                      GUIDELINE MINIMUM SUM INSURED TABLE

AGE OF INSURED                                                PERCENTAGE OF
ON DATE OF DEATH                                              POLICY VALUE
----------------                                              -------------
40 and under................................................       250%
45..........................................................       215%
50..........................................................       185%
55..........................................................       150%
60..........................................................       130%
65..........................................................       120%
70..........................................................       115%
75..........................................................       105%

AGE OF INSURED                                                PERCENTAGE OF
ON DATE OF DEATH                                              POLICY VALUE
----------------                                              -------------
80..........................................................       105%
85..........................................................       105%
90..........................................................       105%
95 and above................................................       100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS--WHAT IS THE MONTHLY DEDUCTION?

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

CAN I CHANGE THE SUM INSURED OPTION?

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Service Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the

Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS--WHAT IS THE MONTHLY DEDUCTION?

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS Rules. In such event, the Company will pay the excess to the Policyowner.

IS A GUARANTEED DEATH BENEFIT AVAILABLE?

Yes. An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this rider is in effect, the Company:

    - guarantees that your Policy will not lapse regardless of the investment performance of the Separate Account and

    - provides a guaranteed death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 is deducted from Policy Value when the Rider is elected. Certain transactions, including Policy Loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the rider. If this rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any debt, partial withdrawals and withdrawal charges, must be greater than the Minimum Monthly Factors (if any) multiplied by the number of months which have elapsed since the Date of Issue or the effective date of increase; and

2.  On each Policy anniversary, (a) must exceed (b), where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and debt which is classified as a preferred loan; and

    (b) is the sum of the minimum guaranteed death benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, guaranteed Death Proceeds will be provided as long as the rider is in force. The Death Proceeds will be the greater of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of a Policy Loan; or

    - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above); or any Policy change that results in a negative guideline level premium; or

    - the effective date of a change from Sum Insured Option 2 to Sum Insured Option I, if such change occurs within 5 Policy years of the Final Premium Payment Date; or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates. The net amount payable to keep the Policy in force will never exceed the surrender charge plus three Monthly Deductions.

WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

During the Insured's lifetime, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. These choices also are available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future.

If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the Insured's death, select one or more of the payment options if no payments have yet been made.

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of:

    - The rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policy, or

    - The rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Separate Account.

  Option A:  PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

  Option B:  LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

             (1) upon the death of the payee, with no further payments due (Life Annuity), or
             (2) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund), or
             (3) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

  Option C:  INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year, but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn.
             However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

  Option D:  PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year, but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

  Option E:  LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. The greater the percentage amount provided to the surviving payee, the lower the amount of the original payment to the first payee. After the death of one payee, payments will continue to the survivor:

             (1)  in the same amount as the original amount; or
             (2)  in an amount equal to 2/3 of the original amount; or
             (3)  in an amount equal to 1/2 of the original amount.

Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Owner and/or the Beneficiary provisions of your Policy, any option selection may be changed before the Death Proceeds become payable. If you make no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B(3) for the attained age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such age and amount.

You may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when the Death Proceeds become payable, the payee may reserve the right to change to any other option at a later date. The payee who elects to change options must also be a payee under the new option.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the Written Request selecting the option. A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES

The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.

The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                         TERMINATION AND REINSTATEMENT

WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?

The failure to make premium payments will not cause the Policy to lapse unless:

(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

(b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

During the grace period, automatic Dollar Cost Averaging ("DCA") and Automatic Account Rebalancing ("AAR") transactions are suspended. If you make sufficient payments to keep the policy in force, DCA and AAR will resume with the next scheduled automatic transaction.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the Insured dies during the grace period, the Death Proceeds still will be payable, but any Monthly Deductions due and unpaid through the Policy month in which the Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.

ALLOWING THE POLICY TO TERMINATE WITH A LOAN OUTSTANDING MAY HAVE SIGNIFICANT TAX CONSEQUENCES; PLEASE CONSULT A QUALIFIED TAX ADVISOR.

LIMITED 48-MONTH GUARANTEE

Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy Change which may cause a change in the amount of the Minimum Monthly Factor is a change in the Face Amount or the deletion of a rider.

Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?

If the Policy has not been surrendered and the Insured is alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the
Company:

    - a written application for reinstatement,

    - Evidence of Insurability showing that the Insured is insurable according to the Company's underwriting rules, and

    - a premium that, after the deduction of the tax expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in A or B. Under A, the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under B, the minimum amount payable is the sum of:

    - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

    - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue of the Policy or any increase in the Face Amount, you must pay the amount shown in B above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Service Office, PLUS

    - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

    - the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                             CHARGES AND DEDUCTIONS

The following information repeats and expands upon information contained in SUMMARY OF RISKS AND BENEFITS: FEE TABLES. The charges described below will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?

Currently, a deduction of 3.50% of premiums for state and local premium taxes and federal taxes imposed for deferred acquisition costs ("DAC taxes") is made from each premium payment. The premium payment, less the tax expense charge, equals the Net Premium. The total charge is a combined state and local premium tax deduction of 2.50% of premiums and a DAC tax deduction of 1% of premiums.

While the premium tax is deducted from each premium payment, some jurisdictions may not impose premium taxes. Premium taxes vary from state to state, ranging from zero to 4.0%, and the 2.50% rate attributable to premiums for state and local premium taxes approximates the average expenses to Commonwealth Annuity associated with the premium taxes. The charge may be higher or lower than the actual premium tax imposed by the applicable jurisdiction. However, Commonwealth Annuity does not expect to make a profit from this charge.

The 1% rate attributable to premiums for DAC taxes approximates the Company's expenses in paying federal taxes for deferred acquisition costs associated with the Policy. The Company reserves the right to increase or decrease the DAC tax charge to reflect changes in the Company's expenses for premium taxes and DAC taxes.

WHAT IS THE MONTHLY DEDUCTION?

Prior to the Final Premium Payment Date, a Monthly Deduction from the Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider, and a monthly administrative charge. The cost of insurance charge and the monthly administrative charge are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount also will include a $40 administrative charge for the increase.

Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instructions or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. If, however, on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount, for each subsequent increase in the Face Amount, and for riders. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE--If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount generally will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1 (assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect). In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.

INCREASES--If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED

If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured that is required to comply with the Guideline rules. This charge will be calculated by:

    - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

       - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                       OR

       - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).

When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount.

COST OF INSURANCE RATES

Cost of insurance rates are based on male, female or a blended unisex rate table, Age and Premium Class of the Insured, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, risk classification and the Incentive Funding Discount, if applicable. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply.

The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in the Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insured's Age increases. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and Age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age, sex and Premium Class whose Policies have been in force for the same length of time.

The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into preferred Premium Classes, standard Premium Classes and substandard Premium Classes.

In an otherwise identical Policy, an Insured in the preferred Premium Class will have a lower cost of insurance than an Insured in a standard Premium Class who, in turn, will have a lower cost of insurance than an Insured in a substandard Premium Class with a higher mortality risk.

Premium Classes also are divided into two categories: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for the Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount you request, at a time when the Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if the Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGE

Prior to the Final Premium Payment Date, a monthly administrative charge of $5 per month will be deducted from the Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insured's Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.

WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS OF THE SEPARATE
ACCOUNT?

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company, and a charge for administrative expenses of the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.65% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policy. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company therefore will pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policy will exceed the amounts realized from the administrative charges provided in the Policy. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE CHARGE

During the first ten Policy years, the Company assesses a charge on an annual basis of 0.15% of the daily net asset value in each Sub-Account. The charge may be increased or decreased by the Board of Directors of the Company, subject to compliance with applicable state and federal requirements, but it may not exceed 0.25% on an annual basis. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account and the Sub-Accounts. The administrative functions and expenses assumed by the Company in connection with the Separate Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

The Company does not impose the Separate Account administrative charge after the tenth Policy year. On the tenth Policy anniversary, the Company will convert your units in the Sub-Accounts to units that do not reflect the charge. There will be no change in your Policy Value as a result of the conversion, but the number of your units and the corresponding unit values will change.

FUND EXPENSES

Because the Sub-Accounts purchase shares of the Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Funds. The prospectuses and statements of additional information of the Funds contain additional information concerning such fees and expenses.

Currently, no charges are made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.

HOW IS THE SURRENDER CHARGE CALCULATED?

The Policy provides for a contingent surrender charge. A separate surrender charge is calculated upon the issuance of the Policy and for each increase in the Face Amount. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in the Face Amount.

The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agents' commissions, advertising and the printing of the prospectus and sales literature.

The duration of the surrender charge is 15 years from the Date of Issue or from the effective date of any increase in the Face Amount for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and

(b) is a deferred sales charge of 49% of premiums received, up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by issue Age from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 85).

In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount. The maximum surrender charge continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on issue
Age) thereafter. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.

In accordance with limitations under state insurance regulations, the amount of the Surrender charge will not exceed a specified amount per $1,000 of increase. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge for the increase continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on Age) thereafter.

MAXIMUM SURRENDER CHARGE DURING FIRST TWO POLICY YEARS--If you surrender the Policy during the first two Policy years following the Date of Issue before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the initial Face Amount, as described above, but the deferred sales charge will not exceed 29% of premiums received, up to one Guideline Annual Premium, plus 9% of premiums received in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums subject to the deferred sales charge.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE--A separate surrender charge will apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of
(a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and
(b) is a deferred sales charge of 49% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by Age (at the time of increase) from
1.660714 (for Ages 0 through 55) to 0.948980 (for Age 80).

REDUCED CHARGE DURING FIRST TWO YEARS FOLLOWING INCREASE--During the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, as described above, but the deferred sales charge imposed will be less than the maximum described above. Upon such a surrender, the deferred sales charge will not exceed 29% of premiums associated with the increase, up to one Guideline Annual Premium (for the increase), plus 9% of premiums associated with the increase in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. See HOW IS THE SURRENDER CHARGE CALCULATED? The premiums associated with the increase are determined as described below.

Additional premium payments may not be required to fund a requested increase in the Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies to allocate a portion of the existing Policy Value to the increase, and to allocate subsequent premium payments between the initial Policy and the increase. For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase, and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums also would be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of the Policy Value allocated to the increase on the effective date of the increase, before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.

See the Statement of Additional Information for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.

POSSIBLE SURRENDER CHARGE ON A FACE AMOUNT DECREASE

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order:

    - the most recent increase;

    - the next most recent increases successively, and

    - the initial Face Amount.

Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.

WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?

Partial withdrawals of Surrender Value may be made after the first Policy year. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge.

A partial withdrawal charge also may be deducted from the Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Policy year which were not subject to the Partial Withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal. This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
     Amount;

    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

WHAT ARE THE TRANSFER CHARGES?

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year.

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Goldman Sachs VIT Money Market Fund and Goldman Sachs VIT Government Income Fund to one or more of the other Sub-Accounts; or

    - to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege or reallocate Policy Value within 20 days of the Date of Issue of the Policy, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the 12 free transfers in a Policy year.

WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?

For each increase in the Face Amount you request, a transaction charge of $40 will be deducted from Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase and the Company does not expect to make a profit on this charge.

ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?

The Company reserves the right to impose a charge guaranteed not to exceed $25, for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values.

DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF POLICYOWNERS?

No surrender charges, partial withdrawal charges or front-end sales loads are imposed, and no commissions are paid where the Policy owner as of the date of application was within the following class of individuals:

    All employees and directors of the Company and its affiliates and subsidiaries, all employees and registered representatives of any broker-dealer that had entered into a sales agreement with the Company, Epoch Securities, Inc. or the former Principal Underwriter, Security Distributors, Inc., to sell the Policies, and any spouses of the above persons or any children of the above persons.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to you or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they currently are interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policy. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the Trustee of an employee benefit plan. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?

The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based on this, no charge is made for federal income taxes which may be attributable to the Separate Account.

Periodically, the Company will review the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company ultimately is determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws the Company also may incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

HOW ARE THE POLICIES TAXED?


The Company believes that the Policy described in this Prospectus will be considered a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on premiums and the relationship of the Policy Value to the Insurance Amount at Risk. IF A POLICY QUALIFIES AS LIFE INSURANCE UNDER
SECTION 7702 OF THE CODE, (1) THE DEATH PROCEEDS ARE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY, AND (2) ANY INCREASE IN THE POLICY VALUE IS NOT TAXABLE UNTIL RECEIVED BY THE POLICYOWNER OR THE POLICYOWNER'S DESIGNEE. HOWEVER, IF A POLICY FAILS TO QUALIFY AS LIFE INSURANCE UNDER SECTION 7702, THE POLICY WILL NOT provide most of the tax advantages normally provided by life insurance. The Company reserves the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. Also see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.


Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding or assignment of the Policy may have tax consequences. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premiums paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. Policy loans are generally not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. For an additional discussion of modified endowment contracts, please see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

If the Death Benefit is not received in a lump sum but is instead applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

    - change beneficiaries,

    - assign the Policy,

    - revoke an assignment,

    - pledge the Policy, or

    - obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. Similarly, if you are not the Owner but possess any incidents of ownership over a policy under which you are the Insured, the Death Benefit will be included in your gross estate if you relinquish the incidents of ownerships within the three-year period ending on the Insured's death. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor. In certain circumstances, we may be required to withhold a portion of the Death Benefit to pay generation-skipping transfer taxes.


FOR 2013, THE FEDERAL ESTATE TAX, GIFT TAX, AND GENERATION-SKIPPING TRANSFER TAX EXEMPTIONS AND MAXIMUM RATES ARE $5,250,000 AND 40%, RESPECTIVELY.



THE POTENTIAL APPLICATION OF THESE TAXES UNDERSCORES THE IMPORTANCE OF SEEKING GUIDANCE FROM A QUALIFIED ADVISER TO HELP ENSURE THAT YOUR ESTATE PLAN ADEQUATELY ADDRESSES YOUR NEEDS AND THOSE OF YOUR BENEFICIARIES UNDER ALL POSSIBLE SCENARIOS.



BEGINNING IN 2013, A 3.8% TAX MAY BE APPLIED TO SOME OR ALL OF THE TAXABLE PORTION OF SOME DISTRIBUTIONS (SUCH AS PAYMENTS UNDER CERTAIN SETTLEMENT OPTIONS) FROM LIFE INSURANCE CONTRACTS TO INDIVIDUALS WHOSE INCOME EXCEEDS CERTAIN THRESHOLD AMOUNTS ($200,000 FOR FILING SINGLE, $250,000 FOR

MARRIED FILING JOINTLY AND $125,000 FOR MARRIED FILING SEPARATELY.) PLEASE CONSULT A TAX ADVISOR FOR MORE INFORMATION.


The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

The Pension Protection Act of 2006 added a new section to the Code that denies the tax-free treatment of death benefits payable under an employer- owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisors regarding the applicability of the new legislation to the proposed purchase.

A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

HOW ARE POLICY LOANS TAXED?

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. No tax deduction for interest is allowed on Policy loans exceeding $50,000 in the aggregate, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.

Allowing the Policy to lapse with a loan outstanding may have significant tax consequences; please consult with a qualified tax advisor.

POLICIES ISSUED IN CONNECTION WITH TSA PLANS

The Policies issued before September 24, 2007 may be held in connection with tax-sheltered annuity plans ("TSA Plans") of certain public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

Under the provisions of Section 403(b) of the Code, payments made for annuity policies purchased for employees under TSA Plans are excludable from the gross income of such employees, to the extent that the aggregate purchase payments in any year do not exceed the maximum contribution permitted under the Code. The Company has received a Private Letter Ruling with respect to the status of the Policies as providing "incidental life insurance" when issued in connection with TSA Plans. In the Private Letter Ruling, the IRS has taken the position that the purchase of a life insurance Policy by the employer as part of a TSA Plan will not violate the "incidental benefit" rule applicable under Section 403(b). The Private Letter Ruling also stated that the use of current or accumulated contributions to purchase a life insurance Policy will not result in current taxation of the premium payments for the life insurance Policy, except for the current cost of the life insurance protection.

A Policy qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings) may not begin before the employee attains age 59(1/)(2), separates from service, dies, or becomes disabled. In the case of hardship, a Policyowner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

Policy loans are generally permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code
Section 72(p), the Policyowner's TSA plan may become disqualified and Policy values may be includible in current income.

WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?

The Technical and Miscellaneous Revenue Act of 1988 ("the 1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." A life insurance policy is treated as a modified endowment contract under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay test" of Section 7702A. The Policy would fail to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years (or within seven years of a material change in the Policy) exceed the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced during the first seven Policy years (or within 7 years of a material change in the Policy) during the life of the Policy, there may be adverse tax consequences. Please consult your tax adviser.


If the Policy is considered a modified endowment contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. However, all distributions under the Policy will be taxed on an "income-first" basis. Most distributions received by the Policyowner directly or indirectly (including loans, withdrawals, surrenders, or the assignment or pledge of any portion of the Policy Value) will be includible in gross income to the extent that the Cash Surrender Value of the Policy exceeds the Policyowner's investment in the Policy. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the Policy. With certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be classified permanently as a modified endowment contract.


ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF PUERTO RICO SUBJECT TO
  UNITED STATES FEDERAL INCOME TAX?

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

ARE LIFE INSURANCE POLICIES PURCHASED BY NON-RESIDENT ALIENS AND FOREIGN
  CORPORATIONS SUBJECT TO UNITED STATES FEDERAL INCOME TAX?


Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. ADDITIONAL WITHHOLDING MAY OCCUR WITH RESPECT TO ENTITY PURCHASERS (INCLUDING FOREIGN CORPORATIONS, PARTNERSHIPS, AND TRUSTS) THAT ARE NOT U.S. RESIDENTS. Policy owners that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.


ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES
  OF POLICIES?

If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE ACCOUNT?

The Code also requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance Policy for tax purposes. Although the Company does not have control over the investments of the Funds, the Company believes that the Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements.

CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT ASSETS FOR TAX PURPOSES?


The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. Your rights under this Policy are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. WHILE WE BELIEVE THAT THE POLICY DOES NOT GIVE POLICYOWNERS INVESTMENT CONTROL OVER SEPARATE ACCOUNT ASSETS, THESE differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Under the circumstances, we reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However we make no guarantee that such modification to the Policy will be successful.


CAN CHANGES IN TAX LAW AFFECT THE POLICY?

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

                               OTHER INFORMATION

ARE THERE OTHER IMPORTANT POLICY PROVISIONS?

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is the Insured unless another Policyowner has been named in the application for the Policy. The Policyowner generally is entitled to exercise all rights under the Policy while the Insured is alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insured is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the Insured's death. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the Insured. While the Insured is alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionally, unless otherwise requested.

INCONTESTABILITY

The Company will not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the Insured's lifetime for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, and less any outstanding Debt and any partial withdrawals. If the Insured commits suicide, while sane or insane, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

AGE AND SEX

If the Insured's Age or sex as stated in the application for the Policy is not correct, benefits under the Policy will be adjusted to reflect the correct Age and sex, if death occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age and sex. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured. In the case of a Policy issued on a unisex basis, this provision as it relates to misstatement of sex does not apply.

ASSIGNMENT

To the extent required by state law, the Policyowner may assign the Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Service Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

CAN THE COMPANY DELAY PAYMENTS TO ME?

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the Insured, as well as payments of a Policy loan and transfers, may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC or (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

DO I HAVE ANY VOTING RIGHTS?

To the extent required by law, the Company will vote Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policy, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Fund, together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions which have been received by the Company. The Company also will vote shares held in the Separate Account that it owns and which are not attributable to the Policy in the same proportion.

The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, the Company may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Policyowners.

WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?

The Company will maintain the records relating to the Separate Account. Statements of significant transactions (such as premium payments, changes in specified Face Amount, changes in Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement) will be sent to you promptly. In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Funds as required by the 1940 Act.

An annual statement also will be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It also will set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loan(s).

The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE SEPARATE ACCOUNT?

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?

The Company reserves the right, subject to applicable law, to close Sub-accounts to new investments or transfers, and to make substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Fund are no longer available for investment or if in the Company's judgment further investment in any Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Policyowner and prior approval of the SEC and state insurance authorities, to the extent required by law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares of a new Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

WHAT IS MIXED AND SHARED FUNDING?

Shares of the Funds of the Trust also are issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the portfolios of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity contract owners.

Although the Company and the Investment Funds currently do not foresee any such disadvantages to either variable life insurance Policyowners or variable annuity contract owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate Funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE SEPARATE
  ACCOUNT?

Financial Statements for the Company and for the Variable Account are included in the Statement of Additional Information. The financial statements of the Company should be considered only as a bearing on our ability to meet our obligations under the Policy. They should not be considered as a bearing on the investment performance of the assets held in the Variable Account.

                              THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities law, any amount in the General Account generally is not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Policy Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.

A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 4%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

GENERAL ACCOUNT VALUES AND POLICY LOANS

The Company bears the full investment risk for amounts allocated to the General Account, and guarantees that interest credited to each Policyowner's Policy Value in the General Account will be at an effective annual yield of 4.0% ("Guaranteed Minimum Rate") compounded daily.

The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4%, and might not do so. The excess interest rate, if any, in effect on the date a premium is received at the Service Office, however, is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE POLICYOWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to the Debt. Such Policy Value, however, will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or the Policy Value transferred to the General Account, plus interest at an annual rate of 4%, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

Policy loans also may be made from the Policy Value in the General Account.

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT:  a measure of your interest in a Sub-Account.

AGE: the Insured's age as of the nearest birthday measured from a Policy anniversary.

BENEFICIARY: the person(s) designated by the Policyowner to receive the insurance proceeds upon the death of the Insured.

COMPANY: Unless otherwise specified, any reference to "We," "our," "us," and "the Company" refers to Commonwealth Annuity and Life Insurance Company.

DATE OF ISSUE: the date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at the time of the Insured's death, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. If the rider is in effect, the Death Proceeds will be greater of
(a) the Face Amount as of the Final Premium Payment Date or (b) the Policy Value as of the date due proof of death for Option 2 and date of death for Option 1 is received by the Company.

DEBT:  all unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: an acknowledgment, signed by the Policyowner and returned to the Company's Service Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: information, including medical information satisfactory to the Company, that is used to determine the Insured's Premium Class.

FACE AMOUNT: the amount of insurance coverage applied for; the Face Amount of each Policy is set forth in the specification pages of the Policy.

FINAL PREMIUM PAYMENT DATE:  the Policy anniversary nearest the Insured's
95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. The Net Death Benefit may be different before and after the Final Payment Date. See THE DEATH BENEFIT.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUIDELINE ANNUAL PREMIUM: the annual amount of premium that would be payable through the Final Premium Payment Date of a Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Tables (Mortality Table B, Smoker or Non-Smoker, for unisex Policies), net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

GUIDELINE MINIMUM SUM INSURED: the Guideline Minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by age; it is calculated by multiplying the Policy Value by a percentage determined by the Insured's Age.

The percentage factor is a percentage that, when multiplied by the Certificate Value, determines the minimum death benefit required under federal tax laws. For both the Option 1 and the Option 2, the percentage factor is based on the Insured's attained age, as set forth in GUIDELINE MINIMUM SUM INSURED TABLE under THE DEATH BENEFIT, WHAT ARE THE SUM INSURED OPTIONS?

INSURANCE AMOUNT AT RISK:  the Sum Insured less the Policy Value.

LOAN VALUE:  the maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

MONTHLY DEDUCTION: charges deducted monthly from the Policy Value of a Policy prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: the date on which the Monthly Deduction is deducted from the Policy Value.

NET PREMIUM:  an amount equal to the premium less a tax expense charge.

POLICY CHANGE: any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: the total amount available for investment under a Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to a Policy in the Sub-Accounts, and (b) the accumulation in the General Account credited to that Policy.

POLICYOWNER: the person, persons or entity entitled to exercise the rights and privileges under the Policy.

PREMIUM CLASS: the risk classification that the Company assigns the Insured based on the information in the application and any other Evidence of Insurability considered by the Company. The Insured's Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: the Company's office, located at 132 Turnpike Road, Suite 210, Southborough, MA 01772.

PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account the Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account (less Debt) and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of each separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct. In this prospectus, Separate Account refers to the VEL II Account of Commonwealth Annuity and Life Insurance Company.


SERVICE OFFICE: se(2), Inc. (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provide administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place, Topeka, Kansas, 66636,
Telephone 1-800-533-7881.


SUB-ACCOUNT: a division of a Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund.

SUM INSURED: the amount payable upon the death of the Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the time of the Insured's death, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but always will be at least equal to the Face Amount.

SURRENDER VALUE: the amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.

VALUATION DATE: a day on which the net asset value of the shares of any of the Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.

VEL II ACCOUNT:  a separate account of the Company.

WRITTEN REQUEST: a request in writing, by the Policyowner, satisfactory to the Company.

YOU OR YOUR: the Policyowner, as shown in the application or the latest change filed with the Company.

    - THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE SAI IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-533-7881.

    - IF YOU OWN A POLICY AND WOULD LIKE MORE INFORMATION OR WOULD LIKE TO REQUEST A PERSONALIZED ILLUSTRATION OF DEATH BENEFITS, CASH SURRENDER VALUES AND CASH VALUES, YOU MAY CALL TOLL FREE 1-800-533-7881.

ALL CORRESPONDENCE MAY BE MAILED TO: COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. PO BOX 758554, TOPEKA, KS 66675

INFORMATION ABOUT THE VEL II ACCOUNT (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. REPORTS AND OTHER INFORMATION ABOUT THE VEL II ACCOUNT ARE AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.

                 (This page has been left blank intentionally.)

                                 VEL II ACCOUNT

                                       OF

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2013 ("THE PROSPECTUS") FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES FUNDED BY THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE PROSPECTUS MAY BE OBTAINED FROM CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.

                               DATED MAY 1, 2013


Commonwealth Annuity VEL II Account

                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3

SERVICES                                                                       4

        SERVICE PROVIDERS                                                      4

        OTHER SERVICE ARRANGEMENTS                                             4

UNDERWRITERS AND  DISTRIBUTION                                                 5

MORE INFORMATION ABOUT DEATH BENEFITS                                          6

        GUIDELINE MINIMUM SUM INSURED                                          6

        DEATH PROCEEDS                                                         6

        EXAMPLES OF SUM INSURED OPTIONS                                        7

        CHANGING BETWEEN SUM INSURED OPTIONS                                   8

ADDITIONAL INFORMATION ABOUT CHARGES AND DEDUCTIONS                            9

        WAIVER OR REDUCTION OF CHARGES                                         9

        CALCULATION OF MAXIMUM SURRENDER CHARGES                               9

PERFORMANCE INFORMATION                                                       13

        OTHER PERFORMANCE INFORMATION                                         13

EXPERTS                                                                       15

FINANCIAL STATEMENTS                                                          15

FINANCIAL STATEMENTS FOR COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
AND THE VEL II SEPARATE ACCOUNT                                              F-1

                        GENERAL INFORMATION AND HISTORY

The Company's principal office (the "Principal Office") is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.

Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is an indirect wholly-owned subsidiary of Global Atlantic Financial Group ("Global Atlantic"). The registered office of Global Atlantic is located at 87 Mary
Street, George Town, Grand Cayman KY1-9005, Cayman Islands.   Goldman Sachs
(together with the its employees) owns a total of approximately 25% of the outstanding ordinary shares of Global Atlantic, and unaffiliated investors, none of whom own more than 9.9%, own the remaining 75% of the outstanding ordinary shares.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. In connection with the acquisition of the Company, Global Atlantic has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Global Atlantic agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Global Atlantic, and terminate in 2018. These assurances are not evidence of indebtedness or an obligation or liability of Global Atlantic, and do not provide Contract Owners with any specific rights or recourse against Global Atlantic. These assurances replaced substantially similar assurances that had been provided by Goldman Sachs.

The VEL II Account of Commonwealth Annuity and Life Insurance Company (the "Variable Account") is a separate investment account established on February 2, 1993. It meets the definition of "separate account" under federal securities laws, and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Companies. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.

Several Sub-Accounts of the Variable Account are available under the VEL II policies (the "Policy"). Each Sub-Account invests in a corresponding investment portfolio:

GOLDMAN SACHS VARIABLE INSURANCE TRUST
(SERVICE SHARES)
---------------------------------------------------------------
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT High Quality Floating Rate Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
(SERIES I SHARES)
---------------------------------------------------------------
Invesco V.I. Global Health Care Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
---------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio

DELAWARE VIP TRUST
---------------------------------------------------------------
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
---------------------------------------------------------------
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
---------------------------------------------------------------
Janus Aspen Janus Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
---------------------------------------------------------------
T. Rowe Price International Stock Portfolio

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. Commonwealth Annuity serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. The Company's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 185 Asylum Street, Suite 2400, Hartford, CT 06103.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and Commonwealth Annuity have retained se2, Inc., an affiliate of Security Distributors, Inc., to provide administrative, accounting, mail room and lockbox services and other services to the Company. The principal administrative offices of se2, Inc. are located at One Security Benefit, Topeka, Kansas.

OTHER SERVICE ARRANGEMENTS

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our principal underwriter, Epoch Securities, Inc., ("Epoch") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.22%, and as of the date of this prospectus, we are receiving payments from EACH Fund's service providers.

Additionally, certain of the Funds make payments to us or Epoch under their distribution plans (12b-1 plans). The payment rates currently range from 0.16% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to Epoch. Conversely, if the value of the Fund goes down, payments to us or to Epoch would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

                         UNDERWRITERS AND DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter") became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs. Epoch is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company has effectively ceased issuing new Policies.

The Company pays commissions to registered representatives who sold the Policy based on a commission schedule. After issue of the Policy or an increase in the Face Amount, commissions generally equal 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions generally will not exceed 5.3% of any additional premiums. However, we may pay higher amounts under certain circumstances.

The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or to the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to the Underwriter for services it performs and expenses it may incur as principal underwriter and general distributor.

The aggregate amounts of commissions paid to Epoch for the years 2010, 2011 and 2012 were $616,554.03, $752,343.46 and $716,433.93, respectively. No commissions were retained by SDI or Epoch for sales of all contracts funded by the VEL II Account (including contracts not described in the Prospectus) for the years, 2010, 2011 and 2012.


                     MORE INFORMATION ABOUT DEATH BENEFITS

GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

                                    PERCENTAGE
            AGE OF INSURED              OF
           ON DATE OF DEATH        POLICY VALUE
           -----------------       ------------
               40 and under             250%
               45                       215%
               50                       185%
               55                       150%
               60                       130%
               65                       120%
               70                       115%
               75                       105%
               80                       105%
               85                       105%
               90                       105%
               95 and above             100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid).

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

DEATH PROCEEDS

As long as the Policy remains in force, upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. 6 Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

      - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

      - any additional insurance on the Insured's life that is provided by rider; minus

      - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.

EXAMPLES OF SUM INSURED OPTIONS

For the purposes of the following examples, assume that the Insured is under the Age of 40 and that there is no outstanding Debt.

EXAMPLE OF OPTION 1
Under Option 1, the Face Amount of the Policy generally will equal the Sum Insured. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

For example, a Policy with a $50,000 Face Amount will generally have a Sum Insured equal to $50,000. Because the Sum Insured must be equal to or greater than 250% of Policy Value, however, if at any time the Policy Value exceeds $20,000, the Sum Insured will exceed the $50,000 Face Amount. In this example, each additional dollar of Policy Value above $20,000 will increase the Sum Insured by $2.50. For example, a Policy with a Policy Value of $35,000 will have a Guideline Minimum Sum Insured of $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, so long as Policy Value exceeds $20,000, each dollar taken out of Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $25,000 to $20,000 (because of partial withdrawals, charges or negative investment performance), the Sum Insured will be reduced from $62,500 to $50,000.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were, for example, 50 (rather than between 0 and 40), the applicable percentage would be 185%. The Sum Insured would not exceed the $50,000 Face Amount unless the Policy Value exceeded $27,027 (rather than $20,000), and each dollar then added to or taken from Policy Value would change the Sum Insured by $1.85.

EXAMPLE OF OPTION 2
Under Option 2, the Sum Insured is generally equal to the Face Amount of the Policy plus the Policy Value. The Sum Insured under Option 2, however, always will be the greater of:

      -     the Face Amount plus Policy Value; or

      - the Policy Value multiplied by the applicable percentage from the Guideline Minimum Sum Insured Table.

For example, a Policy with a Face Amount of $50,000 and with Policy Value of $5,000 will produce a Sum Insured of $55,000 ($50,000 + $5,000). Policy Value of $10,000 will produce a Sum Insured of $60,000 ($50,000 + $10,000); Policy
Value of $25,000 will produce a Sum Insured of $75,000 ($50,000 + $25,000).

According to the Guideline Minimum Sum Insured Table, however, the Sum Insured for the example must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $33,333, 250% of that amount will be the required Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $33,333 will increase the Sum Insured by $2.50. For example, if the Policy Value is $35,000, the Guideline Minimum Sum Insured will be $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, if the Policy Value exceeds $33,333, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $45,000 to $40,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $112,500 to $100,000. If at any time, however, Policy Value multiplied by the applicable percentage is less than the Face Amount plus Policy Value, then the Sum Insured will be the current Face Amount plus the Policy Value.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were 50, the Sum Insured must be at least
1.85 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $50,000 unless the Policy Value exceeded $58,824 (rather than $33,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $1.85.

CHANGING BETWEEN SUM INSURED OPTIONS

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2
If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option.

CHANGE FROM OPTION 2 TO OPTION 1
If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to the Policyowner.

              ADDITIONAL INFORMATION ABOUT CHARGES AND DEDUCTIONS

WAIVER OR REDUCTION OF CHARGES

The Company may waive or reduce the premium tax charge, administrative charges, surrender charge, or 5% partial withdrawal charge, and will not pay commissions on Policies, where the Insured is within the following class of individuals:

   All employees of First Allmerica Financial Life Insurance Company and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica and its affiliates and subsidiaries; all retired employees of First Allmerica and its affiliates and subsidiaries eligible under First Allmerica Companies' Pension Plan or any successor plan; all General Agents, agents and field staff of First Allmerica; and all spouses, children, siblings, parents and grandparents of any individuals identified above, who reside in the same household.

CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 49% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs) subject to the deferred sales charge that varies by issue Age or Age at time of increase, as applicable:

APPLICABLE AGE           MAXIMUM GAPS          APPLICABLE AGE          MAXIMUM GAPS
--------------           ------------          --------------          ------------
     0-55                  1.660714                  68                  1.290612
      56                   1.632245                  69                  1.262143
      57                   1.603776                  70                  1.233673
      58                   1.575306                  71                  1.205204
      59                   1.546837                  72                  1.176735
      60                   1.518367                  73                  1.148265
      61                   1.489898                  74                  1.119796
      62                   1.461429                  75                  1.091327
      63                   1.432959                  76                  1.062857
      64                   1.404490                  77                  1.034388
      65                   1.376020                  78                  1.005918
      66                   1.347551                  79                  0.977449
      67                   1.319082                  80                  0.948980

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in the Face Amount are shown in the table below. During the first two Policy years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge initially remains level and then grades down according to the following schedule:

AGES

0-50 The maximum surrender charge remains level for the first 40 Policy months, reduces by 0.5% for the next 80 Policy months, then decreases by 1% per month to zero at the end of 180 Policy months (15 Policy years).

51 The maximum surrender charge remains level for 40 Policy months and decreases per month by above the percentages below:

                 Age 51 -- 0.78% per month for 128 months

                 Age 52 -- 0.86% per month for 116 months

                 Age 53 -- 0.96% per month for 104 months

                 Age 54 -- 1.09% per month for 92 months

                 Age 55 and over -- 1.25% per month for 80 months

The factors used in calculating the maximum surrender charges vary with the issue Age, sex and Premium Class (Smoker) as indicated in the table below:

                MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT
                -----------------------------------------------

    AGE AT
   ISSUE OR                 MALE                    MALE                   FEMALE                  FEMALE
   INCREASE              NONSMOKER                 SMOKER                NONSMOKER                 SMOKER
--------------         -------------            ------------            ------------          ---------------
    0                                               8.63                                             7.68
    1                                               8.63                                             7.70
    2                                               8.78                                             7.81
    3                                               8.94                                             7.93
    4                                               9.10                                             8.05
    5                                               9.27                                             8.18
    6                                               9.46                                             8.32
    7                                               9.65                                             8.47
    8                                               9.86                                             8.62
    9                                              10.08                                             8.78
   10                                              10.31                                             8.95
   11                                              10.55                                             9.13
   12                                              10.81                                             9.32
   13                                              11.07                                             9.51
   14                                              11.34                                             9.71
   15                                              11.62                                             9.92
   16                                              11.89                                            10.14
   17                                              12.16                                            10.36
   18                      10.65                   12.44                    9.73                    10.59
   19                      10.87                   12.73                    9.93                    10.83
   20                      11.10                   13.02                   10.15                    11.09
   21                      11.34                   13.33                   10.37                    11.35
   22                      11.59                   13.66                   10.60                    11.63
   23                      11.85                   14.01                   10.85                    11.92
   24                      12.14                   14.38                   11.10                    12.22
   25                      12.44                   14.77                   11.37                    12.54
   26                      12.75                   15.19                   11.66                    12.88
   27                      13.09                   15.64                   11.95                    13.23
   28                      13.45                   16.11                   12.26                    13.60

    AGE AT
   ISSUE OR                 MALE                    MALE                   FEMALE                  FEMALE
   INCREASE              NONSMOKER                 SMOKER                NONSMOKER                 SMOKER
--------------         -------------            ------------            ------------          ---------------
   29                      13.83                   16.62                   12.59                    13.99
   30                      14.23                   17.15                   12.93                    14.40
   31                      14.66                   17.72                   13.29                    14.83
   32                      15.10                   18.32                   13.67                    15.28
   33                      15.58                   18.96                   14.07                    15.75
   34                      16.08                   19.63                   14.49                    16.25
   35                      16.60                   20.35                   14.93                    16.77
   36                      17.16                   21.10                   15.39                    17.33
   37                      17.75                   21.89                   15.88                    17.91
   38                      18.37                   22.73                   16.39                    18.51
   39                      19.02                   23.55                   16.93                    19.15
   40                      19.71                   24.28                   17.50                    19.81
   41                      20.44                   25.04                   18.09                    20.51
   42                      21.20                   25.85                   18.71                    21.23
   43                      22.02                   26.71                   19.36                    21.98
   44                      22.87                   27.61                   20.04                    22.77
   45                      23.61                   28.56                   20.76                    23.56
   46                      24.36                   29.57                   21.52                    24.23
   47                      25.15                   30.63                   22.33                    24.94
   48                      26.00                   31.16                   23.14                    24.69
   49                      26.90                   32.95                   23.83                    26.47
   50                      27.85                   34.21                   24.57                    27.31
   51                      28.87                   35.56                   25.35                    28.18
   52                      29.96                   36.99                   26.17                    29.11
   53                      31.12                   38.25                   27.05                    30.09
   54                      32.56                   38.25                   27.95                    31.12
   55                      33.67                   38.25                   28.97                    32.21
   56                      34.62                   38.25                   29.65                    32.94
   57                      35.61                   38.25                   30.36                    33.70
   58                      36.65                   38.25                   31.11                    34.49
   59                      37.73                   38.25                   32.74                    36.23
   60                      38.25                   38.25                   32.74                    36.23
   61                      38.25                   38.25                   33.63                    37.18
   62                      38.25                   38.25                   34.57                    38.18
   63                      38.25                   38.25                   35.56                    38.25
   64                      38.25                   38.25                   36.60                    38.25
   65                      38.25                   38.25                   37.68                    38.25
   66                      38.25                   38.25                   38.25                    38.25
   67                      38.25                   38.25                   38.25                    38.25
   68                      38.25                   38.25                   38.25                    38.25
   69                      38.25                   38.25                   38.25                    38.25
   70                      38.25                   38.25                   38.25                    38.25
   71                      38.25                   38.25                   38.25                    38.25
   72                      38.25                   38.25                   38.25                    38.25
   73                      38.25                   38.25                   38.25                    38.25
   74                      38.25                   38.25                   38.25                    38.25
   75                      38.25                   38.25                   38.25                    38.25
   76                      38.25                   38.25                   38.25                    38.25
   77                      38.25                   38.25                   38.25                    38.25
   78                      38.25                   38.25                   38.25                    38.25
   79                      38.25                   38.25                   38.25                    38.25
   80                      38.25                   38.25                   38.25                    38.25

EXAMPLES. For the purposes of these examples, assume that a male, Age 35, non-smoker purchases a $100,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $1,118.22. His maximum surrender charge is calculated as follows:

         (a)           Deferred administrative charge                                        $850.00
                       ($8.50/$1,000 of Face Amount)

         (b)           Deferred sales charge                                                 $909.95
                       (49% X 1.660714 GAPs)

                       TOTAL                                                               $1,759.95

                       Maximum surrender charge per Table (16.60 X 100)                    $1,660.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

         (a)           Deferred administrative charge                                        $850.00
                       ($8.50/$1,000 of Face Amount)

         (b)           Deferred sales charge                                                  Varies
                       (not to exceed 29% of Premiums received,
                       up to one GAP, plus 9% of premiums
                       received in excess of one GAP, but
                       less than the maximum number of GAPs
                       subject to the deferred sales charge)

                                                                                  Sum of (a) and (b)

The maximum surrender charge is $1,660. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

EXAMPLE 1:

Assume the Policyowner surrenders the Policy in the tenth Policy month, having paid total premiums of $900. The actual surrender charge would be $1,111.

EXAMPLE 2:

Assume the Policyowner surrenders the Policy in the 120th Policy month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month ($8.30 per month in this example.) In this example, the maximum surrender charge would be $996.

The Surrender charge is designed to partially reimburse us for the administrative costs of product research and development, underwriting, policy administration and for distribution expenses, including commissions to our representatives, advertising, and the printing of prospectuses and sales literature.

                            PERFORMANCE INFORMATION

The Policy was first offered to the public in 1993. The Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence.

The returns in the tables reflect the charges assessed against the Separate Account (e.g., the mortality and expense risk charge and the administration charge) and all charges and expenses of the Underlying Funds. However, the tax expense charge, the charges that vary with each Policy because they are based on certain factors that vary with the individual characteristics of the Insured (e.g., the Monthly Deduction and Surrender Charges), and transaction charges are not reflected in the rates of return shown below. If these charges were deducted, the returns in the Tables would have been significantly lower. The tables do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges.

In each table, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 2012. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

OTHER PERFORMANCE INFORMATION

We may compare performance information for a sub-account in reports and promotional literature to:

      -     Standard & Poor's 500 Composite Stock Price Index (S&P 500)

      -     Dow Jones Industrial Average (DJIA)

      -     Shearson, Lehman Aggregate Bond Index

      - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

      - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

      - Other services, companies, publications or persons, such as Morningstar, Inc., who rank the investment products on performance or other criteria

      -     The Consumer Price Index

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

      - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

      - The advantages and disadvantages of investing in tax-deferred and taxable investments

      -     Customer profiles and hypothetical payment and investment scenarios

      -     Financial management and tax and retirement planning

      - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                                    TABLE I
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2012
                        SINCE INCEPTION OF SUB-ACCOUNTS
            (EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES)

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT THE TAX EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICIES, SURRENDER CHARGES, OR TRANSACTION CHARGES. IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER IN THE TABLE BELOW. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                   FOR                       10 YEARS
                                                                                  YEAR                       OR SINCE
                                                              SUB-ACCOUNT         ENDED         5          INCEPTION OF
                                                               INCEPTION         12/31/12     YEARS         SUB-ACOUNT
                                                                  DATE          ----------   --------      ------------
                                                              -----------
Goldman Sachs VIT Core Fixed Income Fund                        01/09/06           5.87        4.26            4.37
Goldman Sachs VIT Equity Index Fund                             01/09/06          14.63        0.56            2.53
Goldman Sachs VIT High Quality Floating Rate Fund               01/09/06           1.96        3.93            4.17
Goldman Sachs VIT Growth Opportunities Fund                     01/09/06          18.48        4.30            5.75
Goldman Sachs VIT Mid Cap Value Fund                            01/09/06          17.24        1.97            3.35
Goldman Sachs VIT Money Market Fund                             01/09/06          -0.80       -0.33            0.88
Goldman Sachs VIT Strategic Growth Fund                         01/09/06          18.67        1.10            2.61
Goldman Sachs VIT Strategic International Equity Fund           01/09/06          19.92       -5.58           -1.16
Goldman Sachs VIT Structured U.S. Equity Fund                   01/09/06          13.23       -0.51            0.38
AllianceBernstein VPS Large Cap Growth Portfolio                  5/1/01          15.19       -0.45            4.99
Delaware VIP International Value Equity Series                   7/18/93          14.28       -4.01            7.22
Fidelity VIP Asset Manager Portfolio                             5/10/94          11.58        2.06            5.49
Fidelity VIP Equity-Income Portfolio                              7/6/93          16.37       -0.44            5.85
Fidelity VIP Growth Portfolio                                    7/18/93          13.77       -1.46            5.81
Fidelity VIP High Income Portfolio                               7/18/93          13.32        7.01            8.24
Fidelity VIP Overseas Portfolio                                  7/20/93          19.78       -5.03            7.15
FT VIP Franklin Large Cap Growth Securities Fund                  5/1/01          11.47        0.15            4.67
FT VIP Franklin Small-Mid Cap Growth Securities Fund              5/1/01           9.97        1.32            7.12
Invesco V.I. Global Health Care Fund                              5/1/01          19.93        2.99            6.89
Janus Aspen Janus Portfolio                                       5/1/01          17.34        0.06            5.77
T. Rowe Price International Stock Portfolio                      6/21/95          17.49       -2.36            7.05

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                    EXPERTS

The financial statements of the Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, and the financial statements of the VEL II Account of the Company as of December 31, 2012 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its VEL II Separate Account.

[PWC LOGO]

                     INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

We have audited the accompanying consolidated financial statements of Commonwealth Annuity and Life Insurance Company and its subsidiaries, which comprise the consolidated balance sheets as of December 31, 2012 and December 31, 2011, and the related consolidated statements of income, comprehensive income, shareholder's equity, and cash flows for the three years in the period ended December 31, 2012.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2012, and December 31, 2011, and the results of their operations and their cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 18, 2013

PRICEWATERHOUSECOOPERS LLP, 185 ASYLUM STREET, SUITE 2400, HARTFORD, CT 06103
T: (860) 241 7000, F: (860) 241 7590, www.pwc.com/us

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                                                   2012            2011
----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS                                                                             NOTES
 Investments:                                                                      -----
   Available-for-sale fixed maturities at fair value (amortized cost of $6,564.1
    and $3,639.3 in 2012 and 2011, respectively)                                     6,8    $     7,140.2   $     3,770.6
   Trading fixed maturities at fair value (amortized cost of $453.9 and $485.0
    in 2012 and 2011, respectively)                                                   8             519.5           528.7
   Commercial mortgage loans                                                         6,8            385.7           197.5
   Policy loans                                                                       8             316.3           299.0
                                                                                            --------------- ----------------
    Total investments                                                                             8,361.7         4,795.8
                                                                                            --------------- ----------------
  Cash and cash equivalents                                                                         617.9           478.0
  Accrued investment income                                                                          62.3            45.7
  Premiums, accounts and notes receivable, net                                                        1.7             1.9
  Reinsurance receivable on paid and unpaid losses, benefits,
   unearned premiums, modified coinsurance and funds withheld coinsurance            13           6,624.7         4,639.8
  Value of business acquired                                                         12              62.9            23.1
  Deferred policy acquisition costs                                                  14             143.9           168.8
  Derivative instruments receivable                                                  6,8            168.3           146.7
  Other assets                                                                       16              56.7            61.1
  Separate account assets                                                             8           3,179.8         3,296.1
                                                                                            --------------- ----------------
    Total assets                                                                            $    19,279.9   $    13,657.0
                                                                                            =============== ================
LIABILITIES
 Policy liabilities and accruals:
  Future policy benefits (includes liabilities at fair value of $592.2 and $584.4
   in 2012 and 2011, respectively)                                                  8,13    $     5,201.6    $    5,292.9
  Outstanding claims and losses (includes liabilities at fair value of $7.7 and
   $7.1 in 2012 and 2011, respectively)                                             8,13            116.7            97.5
  Contractholder deposit funds and other policy liabilities
   (includes liabilities at fair value of $91.9 and $94.6 in 2012 and 2011,
   respectively)                                                                    8,13          4,565.6         1,634.6
                                                                                            --------------- ----------------
    Total policy liabilities and accruals                                                         9,883.9         7,025.0
                                                                                            --------------- ----------------
 Derivative instruments payable                                                    6,8,13           283.4               -
 Collateral on derivative instruments                                                6,8             47.4            38.7
 Securities sold under agreements to repurchase                                       8             115.4            99.7
 Deferred federal income taxes                                                       10              73.0            41.9
 Dividend payable to shareholder                                                     11             150.0           160.0
 Accrued expenses and other liabilities                                              16              85.2            52.6
 Reinsurance payable                                                                 13           4,536.8         2,077.0
 Separate account liabilities                                                         8           3,179.8         3,296.1
                                                                                            --------------- ----------------
    Total liabilities                                                                       $    18,354.9    $   12,791.0
                                                                                            --------------- ----------------

Commitments and contingencies (Notes 17 and 18)

SHAREHOLDER'S EQUITY
 Common stock, $1,000 par value, 10,000 shares authorized,
  2,526 shares issued and outstanding                                                       $         2.5    $        2.5
 Additional paid-in capital                                                                         601.9           716.9
 Accumulated other comprehensive income                                                             318.3            53.0
 Retained earnings                                                                                    2.3            93.6
                                                                                            --------------- ----------------
    Total shareholder's equity                                                                      925.0           866.0
                                                                                            --------------- ----------------
    Total liabilities and shareholder's equity                                              $    19,279.9    $   13,657.0
                                                                                            =============== ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                                 2012             2011             2010
------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                NOTES
REVENUES                                                        -----
 Premiums                                                         13       $     43.8       $     47.4       $     51.0
 Universal life and investment product policy fees                13            204.7            194.9            200.7
 Net investment income                                            7             235.2            197.3            191.4
 Net realized investment gains
    Total other-than-temporary impairment ("OTTI") losses         7                 -             (0.2)               -
                                                                           ---------------------------------------------
    Net OTTI losses recognized in earnings                                          -             (0.2)               -
    Net realized capital gains, excluding net OTTI losses
     recognized in earnings                                       7              85.0            102.0             91.0
                                                                           ---------------------------------------------
 Total net realized investment gains                                             85.0            101.8             91.0
 Other income                                                     16             20.0             19.7             26.2
                                                                           ---------------------------------------------
  Total revenues                                                                588.7            561.1            560.3
                                                                           ---------------------------------------------

BENEFITS, LOSSES AND EXPENSES
 Policy benefits, claims, losses and loss adjustment expenses     13            338.7            295.2            259.1
 Policy acquisition expenses                                    12,14            27.1             47.6             64.5
 Losses/(gains) on derivative instruments                         6             247.1           (133.0)            (4.9)
 Other operating expenses                                         16             69.7             67.7             79.7
                                                                           ---------------------------------------------
  Total benefits, losses and expenses                                           682.6            277.5            398.4
                                                                           ---------------------------------------------
  (Loss)/Income before federal income taxes                                     (93.9)           283.6            161.9
                                                                           ---------------------------------------------
FEDERAL INCOME TAX EXPENSE
 Current tax expense/(benefit)                                    10             74.2            (52.8)               -
 Deferred tax (benefit)/expense                                   10           (111.8)           144.4             42.7
                                                                           ---------------------------------------------
  Total federal income tax (benefit)/expense                                    (37.6)            91.6             42.7
                                                                           ---------------------------------------------
Net (loss)/income                                                          $    (56.3)      $    192.0       $    119.2
                                                                           =============================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                                2012             2011              2010
-----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                         ----------------------------------------------------
Net (loss)/income                                                        $     (56.3)      $    192.0        $    119.2
                                                                         ----------------------------------------------------

Other comprehensive income, before tax:
 Unrealized gains for the period                                               540.4             35.4             134.1
  Less: reclassification adjustment for gains included in net income           (95.6)          (100.8)            (94.2)
                                                                         ----------------------------------------------------
 Unrealized gains/(losses) on available-for-sale securities                    444.8            (65.4)             39.9
 Net effect on value of business acquired and deferred acquisition costs       (36.7)             2.0               2.6
                                                                         ----------------------------------------------------
Other comprehensive income/(loss), before tax                                  408.1            (63.4)             42.5

 Income tax (expense)/benefit related to:
  Net unrealized investment gains/(losses)                                    (155.7)            22.9             (14.0)
  Net effect on value of business acquired and deferred acquisition costs       12.9             (0.7)             (0.9)
                                                                         ----------------------------------------------------
   Total income tax (expense)/benefit                                         (142.8)            22.2             (14.9)
                                                                         ----------------------------------------------------
Other comprehensive income/(loss), net of tax                                  265.3            (41.2)             27.6
                                                                         ----------------------------------------------------

                                                                         ----------------------------------------------------
Comprehensive income                                                     $     209.0       $    150.8        $    146.8
                                                                         ====================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                  ADDITIONAL     ACCUMULATED OTHER                         TOTAL
                                      COMMON        PAID-IN        COMPREHENSIVE         RETAINED       SHAREHOLDER'S
(IN MILLIONS)                          STOCK        CAPITAL           INCOME             EARNINGS          EQUITY
-----------------------------------------------------------------------------------------------------------------------
                                     ----------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2009         $    2.5    $     716.9     $        66.6          $     192.2   $       978.2
                                     ==================================================================================

Net income                                                                                    119.2           119.2
Other comprehensive income -
 Net unrealized gains                                                     27.6                  0.2            27.8
Dividend to shareholder                                                                      (250.0)         (250.0)

                                     ----------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010         $    2.5    $     716.9     $        94.2          $      61.6   $       875.2
                                     ==================================================================================

Net income                                                                                    192.0           192.0
Other comprehensive income -
  Net unrealized losses                                                  (41.2)                               (41.2)
Dividend to shareholder                                                                      (160.0)         (160.0)

                                     ----------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011         $    2.5    $     716.9     $        53.0          $      93.6   $       866.0
                                     ==================================================================================

Net loss                                                                                      (56.3)          (56.3)
Other comprehensive income -
  Net unrealized gains                                                   265.3                                265.3
Dividend to shareholder                               (115.0)                                 (35.0)         (150.0)

                                     ----------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012         $    2.5    $     601.9     $       318.3          $       2.3   $       925.0
                                     ==================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                   2012              2011              2010
-----------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
 Net income                                                                   $     (56.3)       $     192.0      $       119.2
 Adjustments to reconcile net income to net cash provided by/(used in)
   operating activities:
  Changes in fair value of trading fixed maturities                                 (22.0)              (8.5)              (7.8)
  Net realized investment gains                                                     (85.0)            (101.8)             (91.0)
  Non cash derivative activity                                                      365.7             (116.9)              29.8
  Net accretion and amortization on investments                                     (92.8)             (72.7)             (68.5)
  Net amortization and depreciation                                                  27.2               47.5               64.8
  Interest credited to contractholder deposit funds and trust
    instruments supported by funding obligations                                     89.3               19.5                0.9
  Deferred federal income taxes                                                     (57.7)             144.4               42.7
  Change in premiums and notes receivable, net of reinsurance
    premiums payable                                                                (92.6)             113.1               23.2
  Change in accrued investment income                                                (2.8)              12.1               (0.6)
  Change in policy liabilities and accruals, net                                   (109.6)            (185.1)            (430.2)
  Change in reinsurance receivable and modified coinsurance                         194.8               85.2               99.1
  Change in accrued expenses and other liabilities                                  (22.4)              (1.5)             (14.4)
  Other, net                                                                         13.1               (2.7)             (52.8)
                                                                              -----------------  ---------------  -----------------
   Net cash provided by operating activities                                        148.9              124.6             (285.6)
                                                                              -----------------  ---------------  -----------------
CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from disposals of available-for-sale fixed maturities                  3,522.7            2,636.8            1,776.9
  Proceeds from maturities of available-for-sale fixed maturities                    40.6               26.9               45.4
  Proceeds from disposals of trading fixed maturities                                92.7              128.1              108.8
  Proceeds from maturities of trading fixed maturities                                5.2                0.2                4.8
  Proceeds from mortgages sold, matured or collected                                 43.4               38.6                  -
  Proceeds from other investments                                                   535.7              627.1              364.2
  Reinsurance transactions, net of cash acquired                                    697.8               26.6                  -
  Purchase of available-for-sale fixed maturities                                (3,695.7)          (2,259.5)          (1,515.5)
  Purchase of trading fixed maturities                                              (69.7)            (117.0)            (200.7)
  Purchase of other investments                                                    (627.1)            (629.5)            (389.1)
                                                                              -----------------  ---------------  -----------------
   Net cash provided by investing activities                                        545.6              478.3              194.8
                                                                              -----------------  ---------------  -----------------
CASH FLOWS FROM FINANCING ACTIVITIES
  Settlement of repurchase agreements                                              (693.7)            (139.0)            (101.2)
  Proceeds from issuance of repurchase agreements                                   709.5              149.1              190.6
  Withdrawals from contractholder deposit funds                                    (410.4)            (120.2)             (46.6)
  Withdrawals from trust instruments supported by funding obligations                   -              (16.2)              (0.8)
  Dividend to shareholder                                                          (160.0)            (250.0)                 -
                                                                              -----------------  ---------------  -----------------
   Net cash (used in)/provided by financing activities                             (554.6)            (376.3)              42.0
                                                                              -----------------  ---------------  -----------------
   Net change in cash and cash equivalents                                          139.9              226.6              (48.8)
   Cash and cash equivalents, beginning of period                                   478.0              251.4              300.2
                                                                              -----------------  ---------------  -----------------
   Cash and cash equivalents, end of period                                   $     617.9        $     478.0      $       251.4
                                                                              =================  ===============  =================

   Income taxes (paid)/received                                               $     (74.0)       $      43.1      $           -


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and to a lesser extent group retirement products.

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2012, the Company directly owned all of the outstanding shares of First Allmerica Financial Life Insurance Company ("FAFLIC"), which insures and reinsures run-off blocks of fixed annuities, traditional life insurance, universal and variable universal life insurance, group retirement products, variable annuities and an exited accident and health business.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    A. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts. The Company accounts for its financial instruments at fair value, except commercial mortgage loans as discussed below, in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure". The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Notes 6-8 for further information about investments, investment income and gains and losses and fair value measurements respectively.

Cash instruments include U.S. government and federal agency obligations, asset backed, commercial and residential mortgage backed securities ("structured securities"), investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, mutual funds held in separate accounts, commercial mortgage loans, and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options, swaps and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value with changes flowing through net income.

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are carried at fair value with changes flowing through net income. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty, including affiliates. In general, the CSA sets a minimum threshold of exposure that must be collateralized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    B. VALUATION OF INVESTMENTS

The Company accounts for its fixed maturity and equity security investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale or trading. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Commercial mortgage loans ("CML's") acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CML's held by the Company are diversified by property type and geographic area throughout the United States. CML's are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses ("ALLL") representing potential credit losses embedded in the CML portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors. See Note 6 for further information on CML's.

Policy loans represent loans the Company issues to contractholders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under FASB ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non Traditional Long Duration Contracts and for Separate Accounts," are reported as a component of revenues based upon specific identification of the investment assets sold. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under FASB ASC 944-80 accrue to and are borne by the contract holder.

The Company recognizes OTTI for securities classified as available-for-sale in accordance with FASB ASC Topic 320, "Investments-Debt and Equity Securities." At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive income.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    C. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets is restricted or segregated for specific business reasons.

    D. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to variable annuity products and universal and variable universal life insurance products are amortized in proportion to total estimated gross profits ("EGPs") from investment yields, mortality, surrender charges and expense margins over the deemed economic life of the contracts. DAC and DSI amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities are amortized in proportion to the reduction in contractholder deposit funds. See Note 14 for further information about DAC.

    E. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of FASB ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no valuation allowances deemed necessary at December 31, 2012 and 2011, respectively. See Note 13 for further information about reinsurance.

    F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with FASB ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    G. VOBA

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the contracts using traditional insurance accounting. VOBA is amortized over the life of the policies in relation to the emergence of EGP's from surrender charges, investment income, mortality net of reinsurance ceded and expense margins and actual realized gain/(loss) on investments. The economic life of the universal life and variable universal life block of policies is estimated at 30 years and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

As a result of the FAFLIC business acquisition, negative VOBA was recognized to reduce the carrying value of the acquired insurance liabilities, except for the closed block participating policies ("Closed Block"), to fair value. Since the acquired contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 12 for further information about VOBA.

    H. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable universal life insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 5 for further information about liabilities for minimum guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contractholder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities.

    I. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. The liabilities associated with the Closed Block traditional life insurance policies are determined using a fair value approach. The fair value is computed using a number of assumptions including asset fair values and market participant assumptions for such items as the Company's credit risk, discount rates, expenses, and capital requirements. The liabilities associated with assumed life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.25 % to 11.25 % for annuities and 2.5 % to 6.5 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for universal life, variable universal life, fixed annuities and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative and surrender charges. Universal life and variable universal life fund balances are also assessed mortality charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. See
Note 5 for further information about liabilities for minimum guarantees.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. See Note 15 for further information about outstanding claims, losses and loss adjustment expenses.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    J. PREMIUMS, FEE REVENUES AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses, amortization of the value of business acquired and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges.

Revenues for universal life and investment products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life and fixed annuity fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 14 and Note 5 for further information regarding revaluation of DAC and deferred sales inducements.

    K. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a Closed Block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance (the "Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

The Company elected the fair value option on policies making up the Closed Block. Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to match fair value asset and liability movements. See Note 9 for further information about Closed Block.

    L. RECENT ACCOUNTING DEVELOPMENTS

RECONSIDERATION OF EFFECTIVE CONTROL FOR REPURCHASE AGREEMENTS (ASC 860). In April 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-03, "Transfers and Servicing (Topic 860)-- Reconsideration of Effective Control for Repurchase Agreements." ASU No. 2011-03 changes the assessment of effective control by removing (i) the criterion that requires the transferor to have the ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance implementation guidance related to that criterion. ASU No. 2011-03 was effective for periods beginning after December 15, 2011. The Company adopted the standard on January 1, 2012. Adoption of ASU No. 2011-03 did not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    L. RECENT ACCOUNTING DEVELOPMENTS (CONTINUED)

AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS (ASC 820). In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 clarifies the application of existing fair value measurement and disclosure requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. ASU No. 2011-04 is effective for periods beginning after December 15, 2011. The Company adopted the standard on January 1, 2012. Adoption of ASU No. 2011-04 did not materially affect the Company's financial condition, results of income or cash flows.

DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES (ASC 210). In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities." ASU No. 2011-11, as amended by ASU 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," requires disclosure of the effect or potential effect of offsetting arrangements on the Company's financial position as well as enhanced disclosure of the rights of setoff associated with the Company's recognized assets and recognized liabilities. ASU No. 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption will not affect the Company's financial condition, results of income or cash flows.

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS (ASC 944). In October 2010, the FASB issued amended accounting principles regarding accounting for deferred acquisition costs effective for the fiscal year beginning after December 15, 2011. These principles were codified as ASU No.2010-26,"Accounting for Costs Associated with Acquiring and Renewing Insurance Contracts." These principles clarify the costs that should be deferred by insurance entities when issuing and renewing insurance contracts and also specify that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. Adoption of ASU No. 2010-26 did not have an effect on the Company's financial condition, results of income or cash flows.

    M. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. SIGNIFICANT TRANSACTIONS

Effective July 1, 2012, the Company ceded via a funds withheld coinsurance, 90% of a block of its fixed annuity business to an affiliate, Arrow Reinsurance Company, Limited, a Bermuda domiciled Reinsurance Company ("Arrow Re"). In connection with this transaction, the Company incurred a negative ceding commission of $67.3 million. The transaction was approved by the Massachusetts Division of Insurance. See Note 13 for further information on reinsurance.

Effective July 1, 2012, the Company entered into an agreement with a third party. The Company recaptured a ceded block of universal life business with reserves of approximately $384.6 million. In connection with this transaction, the Company incurred recapture fees of $43.8 million. The Company also received approximately $300.8 m in cash as part of this transaction. See Note 13 for further information on reinsurance.

Effective July 1, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.6 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $161.1 million. The Company received approximately $1.5 billion of available-for-sale fixed maturities and $272.2 million of cash. See Note 13 for further information on reinsurance.

Effective June 30, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $41.3 million. The Company received approximately $1.2 billion of available-for-sale fixed maturities, $239.5 million of commercial mortgage loan assets and $125.1 million in cash. See Note 13 for further information on reinsurance.

Effective July 1, 2011, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $21.3 million. The Company received approximately $1.2 billion of available-for-sale fixed maturities, $239.2 million of commercial mortgage loan assets and $26.7 million in cash. See Note 13 for further information on reinsurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS
The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

       FOR THE YEARS ENDED DECEMBER 31,                                  2012             2011
       ---------------------------------------------------------------------------------------
       (IN MILLIONS)
       Beginning balance                                            $   254.4       $    216.7
       Provision for GMDB:
                GMDB expense incurred                                    38.8             37.0
                Volatility (1)                                           16.6             70.5
                                                                -------------------------------
                                                                         55.4            107.5
       Claims, net of reinsurance:
                Claims from policyholders                               (65.2)           (71.2)
                Claims ceded to reinsurers                               54.3             60.3
                                                                -------------------------------
                                                                        (10.9)           (10.9)
       GMDB reinsurance premium                                         (54.3)           (58.9)
                                                                -------------------------------
       Ending balance                                               $   244.6       $    254.4
                                                                ===============================

 (1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contractholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2012 and 2011.

  - The projection model uses 500 stochastically generated return scenarios. Funds are modeled as combinations of equity, bond and money market which have mean returns of 8%, 4% and 2%, respectively.

  - Implied volatilities by duration are based on a combination of over the counter quotes (when available) and historical volatilities. For 2012, volatility assumptions range from 18% to 44% for equities varying by fund type and duration; 2% to 4% for bond funds; and 0.2% to 0.5% for money market funds. For 2011, volatility assumptions range from 25% to 42% for equities varying by fund type and duration; 4% for bond funds; and 1% for money market funds.

  - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. Mortality improvement of 1% per year for 10 years is assumed.

  - The full surrender assumption was changed in 2012 to incorporate anti-selective policyholder behavior. Specifically, a dynamic lapse function was incorporated that assumes policyholders are more/less likely to lapse when their guaranteed benefit is more out/in the money. The base (pre dynamic adjustment) lapse assumption is 12%. This dynamic lapse function was developed using the Company's historical behavior.

  - The partial withdrawal rate assumption varies by tax qualified status and attained age. Total projected partial withdrawals are from 6% - 7% for all years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2012 and 2011. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)                  2012              2011
---------------------------------------------------------------------------------------------
Net deposits paid
 Account value                                                 $     2,577       $     2,549
 Net amount at risk                                            $        13       $        23
 Average attained age of contractholders                       $        64       $        63
Ratchet (highest historical account value at specified
 anniversary dates)
 Account value                                                 $       593       $       622
 Net amount at risk                                                     53                93
 Average attained age of contractholders                       $        69       $        68
Roll-up (net deposits accumulated at a specified rate)
 Account value                                                 $        30       $        33
 Net amount at risk                                            $        20       $        22
 Average attained age of contractholders                                80                80
Higher of ratchet or roll-up
 Account value                                                 $     2,145       $     2,245
 Net amount at risk                                            $     1,140       $     1,362
 Average attained age of contractholders                                76                76
Total of guaranteed benefits categorized above
 Account value                                                 $     5,345       $     5,449
 Net amount at risk                                            $     1,226       $     1,500
 Average attained age of contractholders
  (weighted by account value)                                           69                69
Number of contractholders                                          121,968           133,441

GUARANTEED MINIMUM INCOME BENEFIT

The Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2012 was $6.0 million with a benefit paid of approximately $2.0 million for the year ended December 31, 2012. The GMIB liability as of December 31, 2011 was $8.4 million with a benefit paid of approximately $4.7 million for the year ended December 31, 2011. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments.

The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,                                2012            2011
----------------------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                              $       -      $        -
Acquisition expenses deferred                                   1.3             2.9
Reinsurance ceded                                              (1.3)           (2.9)
                                                          ------------------------------
Balance at end of year                                    $       -      $        -
                                                          ==============================

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to a third party was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See Note 13 for further information on reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

       DECEMBER 31,                                                 2012            2011
       ----------------------------------------------------------------------------------
       (IN MILLIONS)
       Account value                                         $      15.1     $      19.4
       Range of guaranteed minimum return rates                2.8 - 3.5%      2.8 - 3.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

       DECEMBER 31,                                               2012           2011
       -------------------------------------------------------------------------------
       (IN MILLIONS)
       Asset Type:
         Fixed maturities                                   $     24.2     $     26.7
         Cash and cash equivalents                                 2.1            1.8
                                                      --------------------------------
       Total                                                $     26.3     $     28.5
                                                      ================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS

   A. FIXED MATURITIES

The amortized cost and fair value for fixed maturities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES
--------------------------------------------------------------------------------------------------------
                                                                   GROSS          GROSS
                                                   AMORTIZED     UNREALIZED     UNREALIZED       FAIR
DECEMBER 31, 2012                                    COST          GAINS          LOSSES        VALUE
--------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
 and agency securities                            $    441.0     $     35.4    $     (4.4)   $    472.0
States and political subdivisions                      454.1           73.0          (0.8)        526.3
Emerging markets                                         1.6            0.1             -           1.7
Corporate fixed maturities                           2,086.5          145.7          (3.4)      2,228.8
Structured securities                                3,580.9          340.2          (9.7)      3,911.4
                                                  ------------------------------------------------------
Total available-for-sale fixed maturities         $  6,564.1     $    594.4    $    (18.3)   $  7,140.2
                                                  ======================================================


AVAILABLE-FOR-SALE FIXED MATURITIES
--------------------------------------------------------------------------------------------------------
                                                                   GROSS          GROSS
                                                   AMORTIZED     UNREALIZED     UNREALIZED      FAIR
DECEMBER 31, 2011                                    COST          GAINS          LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government      $    456.6     $     68.2    $        -    $    524.8
 and agency securities
States and political subdivisions                      292.8           46.2             -         339.0
Foreign governments                                     18.2            0.2          (0.2)         18.2
Corporate fixed maturities                           1,229.5           84.7          (8.8)      1,305.4
Structured securities                                1,642.2           40.2         (99.2)      1,583.2
                                                  ------------------------------------------------------
Total available-for-sale fixed maturities         $  3,639.3     $    239.5    $   (108.2)   $  3,770.6
                                                  ======================================================

At December 31, 2012 and 2011, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $139.7 and $168.7 million, and $88.4 and $92.4 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2012 and 2011, cash and fixed maturities held as collateral were $47.4 and $40.5 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

The maturity distribution for available-for-sale fixed maturity securities is as follows:

AS OF DECEMBER 31, 2012                         AMORTIZED COST        FAIR VALUE
-------------------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                          $        76.5       $        76.9
Due after one year through five years                  2,212.9             2,325.3
Due after five years through ten years                       -                   -
Due after ten years                                    4,274.7             4,738.0
                                              ---------------------------------------
Total                                            $     6,564.1       $     7,140.2
                                              =======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS (CONTINUED)

   B. COMMERCIAL MORTGAGE LOANS

The maturity distribution for commercial mortgage loans is as follows:

AS OF DECEMBER 31, 2012          AMORTIZED COST
--------------------------------------------------
(IN MILLIONS)
2013                           $             66.9
2014                                         67.9
2015                                         75.4
2016                                         20.6
2017                                         22.6
2018 and thereafter                         132.3
                               -------------------
  Total                        $            385.7
                               ===================

Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay with or without prepayment penalties and loans may be refinanced.

The Company individually and collectively evaluates all its mortgage loans for impairment. The credit quality indicator for the Company's CML's is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears as of December 31, 2012. The Company's ALLL allowance was $6.7 million as of December 31, 2012. There were no loans in arrears and no valuation allowances deemed necessary as of December 31, 2011.

The Company diversifies its commercial mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The following tables present the Company's CML's by geographic region and property type.



AMORTIZED COST AS OF
DECEMBER 31,                            2012                 2011
-----------------------------------------------------------------------
(IN MILLIONS)
California                       $           66.2    $            16.0
New York                                     54.5                 40.8
Virginia                                     51.9                 47.7
Florida                                      41.1                 36.2
Washington                                   36.1                 17.8
Ohio                                         25.1                    -
Pennsylvania                                 19.7                    -
Maryland                                     13.1                    -
Colorado                                     12.0                    -
Kentucky                                      9.0                    -
Utah                                          8.2                    -
North Carolina                                8.0                    -
Idaho                                         7.0                    -
New Jersey                                    6.2                    -
Minnesota                                     5.6                 18.6
Massachusetts                                 4.2                    -
Oregon                                        3.9                    -
Missouri                                      3.1                    -
Arizona                                       2.5                    -
Tennessee                                     2.3                    -
South Carolina                                2.0                    -
Nebraska                                      1.8                 10.0
Multiple                                      2.2                 10.4
                                  ----------------    -----------------
 Total by Region                 $          385.7    $           197.5
                                  ================    =================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS (CONTINUED)

AMORTIZED COST AS OF
DECEMBER 31,                               2012                    2011
-----------------------------------------------------------------------------
(IN MILLIONS)
Office Building                  $             141.2     $              91.8
Retail                                         110.9                    17.0
Warehouse                                       68.4                    33.9
Apartment                                       45.3                    38.1
Other Commercial                                19.7                    15.9
Industrial                                       0.2                     0.8
                                  -------------------     -------------------
 Total by Property Type          $             385.7     $             197.5
                                  ===================     ===================

    C.  DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options, swaps and equity futures used to protect against increases in GMDB liability in the event that the market declines; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

The Company's embedded derivatives relate to reinsurance contracts that are accounted for on a modified coinsurance basis. Under such arrangements, the ceding company owns the assets backing the liabilities and transfers the investment returns on the pool of assets to the reinsurer; the reinsurer records a "modco" loan receivable for the assets held by the ceding company. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk.

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

The fair value of the derivative assets and liabilities were as follows:


AS OF DECEMBER 2012
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)
                                                                        DERIVATIVE        DERIVATIVE     NUMBER OF
                                                                          ASSETS         LIABILITIES     CONTRACTS
                                                                      -----------------------------------------------
Derivative contracts
--------------------
   Equity and non-hedging futures                                      $      16.0      $        -           10,680
   GMDB product derivatives                                                   54.5               -          574,280
   Embedded derivatives under modified coinsurance contracts                  97.8           283.4                4
                                                                      -----------------------------------------------
   Gross fair value of derivative contracts                            $     168.3      $    283.4          584,964
                                                                      ===============================================

   Fair value included within total assets                             $     168.3
                                                                      ================

   Fair value included within total liabilities                                         $    283.4
                                                                                       ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS (CONTINUED)
   C. DERIVATIVE INSTRUMENTS (CONTINUED)

AS OF DECEMBER 2011
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)
                                                                        DERIVATIVE        DERIVATIVE     NUMBER OF
                                                                          ASSETS         LIABILITIES     CONTRACTS
                                                                   --------------------------------------------------
Derivative contracts
--------------------
   Equity and non-hedging futures                                      $      39.3      $        -            9,131
   GMDB product derivatives                                                   48.5               -          471,956
   Embedded derivatives under modified coinsurance contracts                  58.9               -                3
                                                                   --------------------------------------------------
   Gross fair value of derivative contracts                            $     146.7      $        -          481,090
                                                                   ==================================================

   Fair value included within total assets                             $     146.7
                                                                   ================

   Fair value included within total liabilities                                         $        -
                                                                                       ==============



The derivative gains and losses for the year ended December 31, 2012 are reported as follows:

                                                                                                     AMOUNT OF (LOSS)/GAIN
                                                LOCATION OF GAIN/(LOSS) RECOGNIZED IN               RECOGNIZED IN INCOME ON
DERIVATIVE CONTRACTS                            INCOME ON DERIVATIVES                                     DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                     Net realized investment (losses)/gains                           $        (2.3)
                                                                                                               -----------------
GMDB product derivatives                        (Losses)/gains on derivative instruments                                (118.6)
Embedded derivatives under modified
coinsurance contacts                            (Losses)/gains on derivative instruments                                (128.5)
                                                                                                               -----------------
                                                                                                                        (247.1)
                                                                                                               -----------------
Total (loss)                                                                                                     $      (249.4)
                                                                                                               =================

The derivative gains and losses for the year ended December 31, 2011 are reported as follows:

                                                                                                     AMOUNT OF GAIN/(LOSS)
                                               LOCATION OF GAIN/(LOSS) RECOGNIZED IN                RECOGNIZED IN INCOME ON
DERIVATIVE CONTRACTS                           INCOME ON DERIVATIVES                                      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                    Net realized investment gains/(losses)                            $       3.4
                                                                                                                 ---------------
Foreign currency swap                          Gains/(losses) on derivative instruments                                  0.8
GMDB product derivatives                       Gains/(losses) on derivative instruments                                 20.0
Credit default swaps                           Gains/(losses) on derivative instruments                                 (0.6)
Embedded derivatives under modified
coinsurance contacts                           Gains/(losses) on derivative instruments                                112.8
                                                                                                                 ---------------
                                                                                                                       133.0
                                                                                                                 ---------------
Total gain                                                                                                       $     136.4
                                                                                                                 ===============

The derivative gains and losses for the year ended December 31, 2010 are reported as follows:

                                                                                                     AMOUNT OF GAIN/(LOSS)
                                               LOCATION OF GAIN/(LOSS) RECOGNIZED IN                RECOGNIZED IN INCOME ON
DERIVATIVE CONTRACTS                           INCOME ON DERIVATIVES                                      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
General account derivatives                    Net realized investment gains/(losses)                            $      (4.4)
                                                                                                                 ---------------
Foreign currency swap                          Gains/(losses) on derivative instruments                                 (0.6)
GMDB product derivatives                       Gains/(losses) on derivative instruments                                (65.5)
Credit default swaps                           Gains/(losses) on derivative instruments                                 (1.6)
Embedded derivatives under modified
coinsurance contacts                           Gains/(losses) on derivative instruments                                 72.6
                                                                                                                 ---------------
                                                                                                                         4.9
                                                                                                                 ---------------
Total gain                                                                                                       $       0.5
                                                                                                                 ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6. INVESTMENTS (CONTINUED)

   D. OTHER-THAN-TEMPORARY IMPAIRMENT

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2012 and 2011, respectively, for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                                                2012                    2011
                                                                       -------------------    ------------------
(IN MILLIONS)
BALANCE AT BEGINNING OF YEAR                                           $              3.9       $           3.7

Additions:
Initial impairments - credit loss OTTI recognized on securities not
previously impaired                                                                     -                   0.2

Reductions:
Due to sales (or maturities, pay downs or prepayments) during the
period of securities previously credit loss OTTI impaired                               -                     -
                                                                       -------------------    ------------------
BALANCE AT END OF YEAR                                                 $              3.9       $           3.9
                                                                       ===================    ==================


   E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities that have been continuously in an unrealized loss position.

-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2012                                     GROSS                                   NUMBER OF
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)          UNREALIZED          FAIR            SECURITIES WITH GROSS
                                                      LOSSES           VALUE              UNREALIZED LOSSES
-----------------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
 0-12 months                                      $        13.3    $    610.6                    82
 Greater than 12 months                                     1.1          16.7                    14
                                                -----------------------------------------------------------------
Total investment grade fixed maturities           $        14.4    $    627.3                    96
                                                -----------------------------------------------------------------
Below investment grade fixed maturities:
 0-12 months                                      $         3.0    $    201.1                    30
 Greater than 12 months                                     0.9          16.2                     7
                                                -----------------------------------------------------------------
Total below investment grade fixed maturities               3.9         217.3                    37
                                                -----------------------------------------------------------------
Total fixed maturities                            $        18.3    $    844.6                   133
                                                =================================================================

 (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $5.2 million at December 31, 2012. The Company's intent is to hold the securities until anticipated recovery above book values.

-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2011                                     GROSS                                   NUMBER OF
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)          UNREALIZED          FAIR            SECURITIES WITH GROSS
                                                      LOSSES           VALUE              UNREALIZED LOSSES
-----------------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
 0-12 months                                      $        32.6    $    750.4                   104
 Greater than 12 months                                     1.9          12.8                    14
                                                -----------------------------------------------------------------
Total investment grade fixed maturities           $        34.5    $    763.2                   118
                                                -----------------------------------------------------------------
Below investment grade fixed maturities:
 0-12 months                                      $        72.3    $    710.1                   120
 Greater than 12 months                                     1.4           9.2                     6
                                                ----------------------------------------------------------------
Total below investment grade fixed maturities              73.7         719.3                   126
                                                -----------------------------------------------------------------
Total fixed maturities                            $       108.2    $  1,482.5                   244
                                                =================================================================

 (1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $3 thousand at December 31, 2011.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

6.INVESTMENTS (CONTINUED)

   F. VARIABLE INTEREST ENTITY

Through April 2011, the Company, through its subsidiary FAFLIC, held a Guaranteed Investment Contract through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. AGF had one medium term note outstanding as of December 31, 2010 for $16.0 million with a 6.0% fixed rate, which was issued in June 1999 and matured on April 12, 2011. AGF was a VIE and was consolidated within the Company as the Company was the primary beneficiary.

   G. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity. The table below excludes residential mortgage-backed securities issued by individual sponsors:


       AS OF DECEMBER 31,                                   2012           2011
       ISSUER NAME (IN MILLIONS)
       -------------------------------------------------------------------------
       U.S. Treasury and Strips                   $        406.4  $       453.9
       Bank of America Large Loan                          123.9           91.2

7. INVESTMENT INCOME AND GAINS AND LOSSES

   A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                         2012          2011          2010
--------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities - interest and other income                         $      301.1  $      226.3  $      227.6
Fixed maturities - change in fair value on trading securities                22.0           8.5           7.8
Commercial mortgage loans                                                     9.3           5.7             -
Policy loans                                                                 21.5          20.9          21.7
Modified coinsurance interest income                                         66.3          64.5          70.3
Short-term investments and miscellaneous income/(loss)                       17.6           0.2          (7.1)
                                                                     -----------------------------------------
   Gross investment income                                                  437.8         326.1         320.3
  Less: modified coinsurance interest expense                              (138.4)       (121.9)       (122.6)
  Less: funds withheld interest expense                                     (54.4)            -             -
  Less: investment expenses                                                  (9.8)         (6.9)         (6.3)
                                                                     -----------------------------------------
Net investment income                                                $      235.2  $      197.3  $      191.4
                                                                     =========================================


The Company had no fixed maturities on non-accrual status at December 31, 2012, 2011 or 2010. The Company had no fixed maturities which were non-income producing at December 31, 2012, 2011 or 2010.

   B. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                    2012       2011       2010
--------------------------------------------------------------------------------
(IN MILLIONS)
Available-for-sale fixed maturities (1)         $     95.0  $   100.8   $  94.2
Trading fixed maturities                              (4.5)       1.5       1.1
Commercial mortgage loans                                -       (1.1)        -
Affiliate secured note                                 0.6          -         -
Other investments                                     (6.1)       0.6      (4.3)
                                                --------------------------------
     Net realized investment gains                    85.0      101.8      91.0
                                                ================================

(1) The Company had no other-than-temporary impairments in 2012 and 2010. The Company recognized other-than-temporary impairments of $0.2 million in 2011.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

7. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)


   B. NET REALIZED INVESTMENT GAINS AND LOSSES (CONTINUED)

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:


                                            PROCEEDS FROM
                                              VOLUNTARY     GROSS       GROSS
FOR THE YEARS ENDED DECEMBER 31,                SALES       GAINS      LOSSES
--------------------------------------------------------------------------------
(IN MILLIONS)
2012
Fixed maturities                              $  3,522.7  $    28.2  $      4.6

2011
Fixed maturities                              $  2,414.7  $   114.7  $     13.9

2010
Fixed maturities                              $  1,683.3  $   105.6  $     12.8


8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under FASB ASC 820 as of December 31, 2012 and 2011. As required by FASB ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.


DECEMBER 31, 2012 (IN MILLIONS)                               LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------
Financial Assets
  Available-for-sale fixed maturities
    U.S. Treasury securities and U.S. Government
      and agency securities                                   $ 406.4       $   65.5        $     -      $   471.9
    States and political subdivisions                               -          526.3              -          526.3
    Emerging markets                                                -            1.7              -            1.7
    Corporate fixed maturities                                      -        2,228.6            0.2        2,228.8
    Structured securities                                           -        3,911.5              -        3,911.5
                                                            ---------------------------------------------------------
       Total available-for-sale fixed maturities                406.4        6,733.6            0.2        7,140.2
                                                            ---------------------------------------------------------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2012 (IN MILLIONS)                               LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------
  Trading fixed maturities
   U.S. Treasury securities and U.S. Government
    and agency securities                                            6.3             -              -            6.3
   States and political subdivisions                                   -          32.3              -           32.3
   Corporate fixed maturities                                          -         334.6              -          334.6
   Structured securities                                               -         146.3              -          146.3
                                                            ---------------------------------------------------------
    Total trading fixed maturities                                   6.3         513.2              -          519.5
                                                            ---------------------------------------------------------
  Derivative instruments receivable
   Interest rate contracts                                             -          50.8              -           50.8
   Equity market contracts                                             -           3.0            0.7            3.7
   Foreign currency contracts                                        0.2             -              -            0.2
   Futures contracts                                                16.0             -              -           16.0
   Embedded derivatives - modco loans                                  -             -           97.6           97.6
                                                            ---------------------------------------------------------
    Total derivative instruments receivable                         16.2          53.8           98.3          168.3
                                                            ---------------------------------------------------------
   Separate account assets                                       3,179.8             -              -        3,179.8
                                                            ---------------------------------------------------------
   Total assets at fair value                               $    3,608.7    $  7,300.6     $     98.5   $   11,007.8
                                                            =========================================================
Financial Liabilities
   Closed Block policy liabilities                          $          -    $        -     $    691.8   $      691.8
                                                            ---------------------------------------------------------

   Total liabilities at fair value                          $          -    $        -     $    691.8   $      691.8
                                                            =========================================================


DECEMBER 31, 2011 (IN MILLIONS)                               LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
---------------------------------------------------------------------------------------------------------------------
Financial Assets
  Available-for-sale fixed maturities
   U.S. Treasury securities and U.S. Government
    and agency securities                                      $   447.5   $      77.3    $         -   $      524.8
   States and political subdivisions                                   -         339.0              -          339.0
   Emerging Markets                                                    -          18.2              -           18.2
   Corporate fixed maturities                                       12.0       1,293.1            0.3        1,305.4
   Structured securities                                               -       1,583.2              -        1,583.2
                                                            ---------------------------------------------------------
    Total available-for-sale fixed maturities                      459.5       3,310.8            0.3        3,770.6
                                                            ---------------------------------------------------------
  Trading fixed maturities
   U.S. Treasury securities and U.S. Government
    and agency securities                                            6.5           2.6              -            9.1
   States and political subdivisions                                   -          30.4              -           30.4
   Corporate fixed maturities                                          -         331.4              -          331.4
   Structured securities                                               -         157.8              -          157.8
                                                            ---------------------------------------------------------
    Total trading fixed maturities                                   6.5         522.2              -          528.7
                                                            ---------------------------------------------------------
  Derivative instruments receivable
   Interest rate contracts                                             -          32.9              -           32.9
   Equity market contracts                                          39.3          14.8            0.8           54.9
   Embedded derivatives - modco loan                                   -             -           58.9           58.9
                                                            ---------------------------------------------------------
    Total derivative instruments receivable                         39.3          47.7           59.7          146.7
                                                            ---------------------------------------------------------
   Separate account assets                                       3,296.1             -              -        3,296.1
                                                            ---------------------------------------------------------
   Total assets at fair value                                  $ 3,801.4   $   3,880.7    $      60.0   $    7,742.1
                                                            =========================================================
Financial Liabilities
   Closed Block policy liabilities                             $       -   $         -    $     686.1   $      686.1
                                                            ---------------------------------------------------------
   Total liabilities at fair value
                                                               $       -   $         -    $     686.1   $      686.1
                                                            =========================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

CASH INSTRUMENTS
The Company's cash instruments are generally classified within level 1 or level 2, except for insurance liabilities which are classified within level 3.

LEVEL 1 CASH INSTRUMENTS:

Level 1 cash instruments include U.S. Treasury, agency and government guaranteed fixed maturity securities, foreign government securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

LEVEL 2 CASH INSTRUMENTS:

Level 2 cash instruments include fixed maturity securities and equity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to level 2 instruments.

LEVEL 3 CASH INSTRUMENTS:

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of level 3 assets.

DERIVATIVE CONTRACTS

LEVEL 1 DERIVATIVE CONTRACTS:

Level 1 derivatives include exchange traded futures as they are actively traded and are valued at their quoted market price.

LEVEL 2 DERIVATIVE CONTRACTS:

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 DERIVATIVE CONTRACTS:

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in level 2 but have significant unobservable inputs and also includes embedded derivatives which are principally valued using an income approach as explained in detail below. For level 3 equity derivatives, significant level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

EMBEDDED DERIVATIVES RELATED TO GUARANTEED MINIMUM BENEFITS

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

CLOSED BLOCK POLICY LIABILITIES

The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value of the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The tables below set forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the years ended December 31, 2012 and 2011. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2012 and December 31, 2011.

                                                                  NET
                                                               UNREALIZED
                                                                 GAINS/
                                                                (LOSSES)
                                                               RELATING TO                    NET
                                                               INSTRUMENTS                 TRANSFERS
                                   BALANCE,     NET REALIZED  STILL HELD AT                IN AND/OR    BALANCE,
                                 BEGINNING OF      GAINS/     THE REPORTING      NET         OUT OF      END OF
YEAR ENDED DECEMBER 2012             YEAR         (LOSSES)        DATE       SETTLEMENTS    LEVEL 3       YEAR
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed
 maturities
 Corporate fixed maturities       $       0.3   $     -       $    (0.1)       $     -     $     -     $     0.2
Derivative contracts
 Equity market                            0.8         -            (0.1)             -           -           0.7
 Embedded derivative                     58.9         -            38.7              -           -          97.6
                                ---------------------------------------------------------------------------------
 Total derivative contracts              59.7         -            38.6              -           -          98.3
                                ---------------------------------------------------------------------------------
Total assets                      $      60.0   $     -       $    38.5        $     -     $     -     $    98.5
                                =================================================================================
Financial Liabilities
Closed Block policy
 Liabilities                      $     686.1   $ (16.3)(1)   $    22.0        $     -     $     -     $   691.8
                                ---------------------------------------------------------------------------------
Total liabilities                 $     686.1   $ (16.3)      $    22.0        $     -     $     -     $   691.8
                                =================================================================================


(1) Included in the net realized gains/(losses) is ($4.5) million of realized losses from the Company's trading portfolio and a release of policyholder benefits ($15.5) million offset by an increase in maintenance expenses of $1.6 million and cost of capital charges of $2.1 million for the year ended December 31, 2012.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)


                                                                  NET
                                                               UNREALIZED
                                                                 GAINS/
                                                                (LOSSES)
                                                               RELATING TO      NET           NET
                                                    NET        INSTRUMENTS    PURCHASES,   TRANSFERS
                                  BALANCE,        REALIZED    STILL HELD AT   ISSUANCES    IN AND/OR    BALANCE,
                                BEGINNING OF       GAINS/     THE REPORTING      AND        OUT OF      END OF
YEAR ENDED DECEMBER 2011            YEAR          (LOSSES)        DATE       SETTLEMENTS    LEVEL 3       YEAR
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed
 maturities
 Corporate fixed maturities       $       0.3   $     -      $          -     $       -     $      -    $    0.3
Derivative contracts
   Equity market
                                          1.2         -                0.2            -         (0.6)        0.8
   Embedded derivative                   59.0         -               (0.1)           -            -        58.9
                                ---------------------------------------------------------------------------------
  Total derivative contracts             60.2         -                0.1            -         (0.6)       59.7
                                ---------------------------------------------------------------------------------
Total assets                      $      60.5   $     -      $         0.1    $       -    $    (0.6)   $   60.0
                                =================================================================================
Financial Liabilities
Closed Block policy
   liabilities                    $     688.3   $ (10.7)(1)  $         8.5    $       -    $       -    $  686.1
Derivative contracts
   Credit                                 0.5       0.4                  -         (0.9)           -           -
   Embedded derivative                   96.9         -              (96.9)           -            -           -
                                ---------------------------------------------------------------------------------
   Total derivative contracts            97.4       0.4              (96.9)        (0.9)           -           -
                                ---------------------------------------------------------------------------------
Total liabilities                  $    785.7   $ (10.3)     $       (88.4)   $    (0.9)   $       -    $  686.1
                                =================================================================================


(1) Included in the net realized gains/(losses) is $1.5 million of realized gains from the Company's trading portfolio offset by maintenance expenses of ($1.0) million, cost of capital charges of ($4.3) million, and a release of policyholder benefits of ($6.9) million for the year ended December 31, 2011.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value as required by FASB ASC 825-10-15, "Financial Instrument Disclosures."

   COMMERCIAL MORTGAGE LOANS

The fair values of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

   POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

   SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

During March of 2010, the Company entered into a series of third party repurchase agreements. The notional value as of December 31, 2012 and 2011 was approximately $115.4 and $99.7 million, respectively. The Company posted $115.4 and $99.7 million in Treasury securities as collateral for these transactions as of December 31, 2012 and 2011, respectively. Fair value is estimated based on expected future cash flows and interest rates.

   INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies is estimated based on current fund balances and fair value of other individual contract funds represents the present value of future policy benefits.

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2012 and 2011:

                                                                            2012                          2011
                                                                -----------------------------------------------------------
                                                                 CARRYING          FAIR          CARRYING         FAIR
DECEMBER 31,                                                       VALUE          VALUE            VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Commercial mortgage loans                                     $    385.7    $       391.7    $     197.5    $    199.9
   Policy loans                                                       316.3            416.8          299.0         398.1
                                                                -----------------------------------------------------------
                                                                 $    702.0    $       808.5    $     496.5    $    598.0
                                                                ===========================================================
Financial Liabilities
   Securities sold under agreements to repurchase                $    115.4    $       115.4    $      99.7    $     99.7
   Supplementary contracts without life contingencies                   5.5              5.5            5.7           5.7
   Other individual contract deposit funds                          4,261.7          4,214.8        1,457.1       1,457.1
                                                                -----------------------------------------------------------
                                                                 $  4,382.6    $     4,335.7    $   1,562.5    $  1,562.5
                                                                ===========================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

9. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:


BALANCE SHEETS
DECEMBER 31                                                                        2012             2011
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
 Investments:
  Trading fixed maturities at fair value (amortized cost of $453.9           $     519.5      $     528.7
   and $485.0 in 2012 and 2011, respectively)
 Policy loans                                                                       86.1             93.3
 Cash and cash equivalents                                                          29.0              8.2
 Accrued investment income                                                           8.7              9.3
 Deferred federal income taxes                                                      21.2             19.7
 Other assets                                                                        1.3              1.4
                                                                             --------------------------------
    Total assets                                                             $     665.8      $     660.6
                                                                             --------------------------------
LIABILITIES
 Policy liabilities and accruals at fair value                               $     604.6      $     596.5
 Policyholder dividend obligation at fair value (1)                                 75.1             76.9
 Policyholder dividends payable at fair value (1)                                   12.1             12.7
 Other liabilities                                                                   5.2              4.4
                                                                             --------------------------------
    Total liabilities                                                        $     697.0      $     690.5
                                                                             --------------------------------
Excess of Closed Block liabilities over assets designated to the Closed
  Block and maximum future earnings to be recognized from Closed
  Block assets and liabilities                                               $      31.2      $      29.9
                                                                             ================================

(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31                                        2012            2011           2010
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
 Premiums and other income                                         $     17.6      $       18.0   $     19.4
 Net investment income                                                   56.2              46.9         49.5
 Net realized investment (losses)/gains                                  (4.5)              1.5          1.1
                                                                   ------------------------------------------
  Total revenues                                                         69.3              66.4         70.0
                                                                   ------------------------------------------

BENEFITS AND EXPENSES
 Policy benefits                                                         70.7              54.6         68.3
 Other expenses                                                           0.5               0.5          0.4
                                                                   ------------------------------------------
  Total benefits and expenses                                            71.2              55.1         68.7
                                                                   ------------------------------------------

                                                                   ------------------------------------------
Net contribution (to)/from the Closed Block                        $     (1.9)     $       11.3   $      1.3
                                                                   ------------------------------------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

10. FEDERAL INCOME TAXES

PROVISION FOR INCOME TAXES

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in Federal income tax (benefit)/expense, and income tax penalties in other operating expenses in the Consolidated Statements of Income.

The Company is expected to file a consolidated tax return with Goldman Sachs for the period January 1, 2012 through December 31, 2012. Any net operating loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company. A written agreement sets out the method of allocating tax between the companies and, in general, it is based upon the separately calculated liability of each consolidated member of Goldman Sachs with credit provided for losses used by other group members.

FAFLIC will file a stand alone tax return for the period January 1, 2012 through December 31, 2012. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C. Section 382, which provides an annual limit on utilization and can only be used against the income of FAFLIC.

The Company filed a consolidated tax return with Goldman Sachs for the period January 1, 2011 through December 31, 2011. The Company filed a consolidated tax return with FAFLIC for the period January 1, 2010 through December 31, 2010. The Company received payments for tax benefits in the amount of $57.3 million in 2011.

The tables below present the components of the provision/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

FOR THE YEARS ENDED DECEMBER 31,                                             2012          2011            2010
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Federal income tax (benefit)/expense
    Current tax expense/(benefit)                                     $      74.2     $   (52.8)      $       -
    Deferred tax (benefit)/expense                                         (111.8)        144.4            42.7
                                                                      -------------------------------------------
Total                                                                 $     (37.6)    $    91.6       $    42.7
                                                                      ===========================================

FOR THE YEARS ENDED DECEMBER 31,                                             2012          2011            2010
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax (benefit)/expense                         $    (32.9)     $    99.3       $    56.7
    Dividend received deduction                                             (4.0)          (4.4)           (4.5)
    Prior years' federal income tax adjustment                              (0.8)          (2.9)           (2.9)
    Tax credits                                                              0.1           (0.4)           (0.5)
    Valuation allowance                                                        -              -            (6.1)
                                                                      -------------------------------------------
Federal income tax (benefit)/expense                                  $    (37.6)     $    91.6       $    42.7
                                                                      ===========================================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilites. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

10. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                                            2012         2011
---------------------------------------------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
  Insurance reserves                                                $  122.6     $   70.5
  Sec. 848 capitalization                                               67.4         50.2
  Tax credit carryforwards                                               6.1          6.1
  Loss carryforwards                                                    28.6         35.4
  Ceding commission                                                      4.4          6.4
  Accrued policyholder dividends                                         4.2          4.5
  Deferred compensation                                                  1.8          2.5
                                                                    -------------------------
   Subtotal deferred tax asset                                         235.1        175.6
    Valuation allowance                                                 (6.1)        (6.1)
                                                                    -------------------------
Total deferred tax asset, net                                       $  229.0     $  169.5
                                                                    -------------------------
Deferred tax liability
   VOBA/DAC                                                         $ (103.5)    $  (85.6)
   Investments, net                                                   (170.1)      (101.0)
   Fair value adjustment - Closed Block                                (23.0)       (15.3)
   Other, net                                                           (5.4)        (9.5)
                                                                    -------------------------
Total deferred tax liability                                          (302.0)      (211.4)
                                                                    -------------------------
Total deferred tax (liability), net                                 $  (73.0)    $  (41.9)
                                                                    =========================

The Company has recorded a valuation allowance against tax benefits from foreign tax credit carryforwards of $6.1 million for the tax year ended December 31, 2012 and 2011, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2012, the Company has foreign tax credit carryforwards of $6.1 million that will expire beginning in 2013, net operating loss carryforwards of $28.5 million that begin to expire in 2017 and no capital loss carryforwards. At December 31, 2011, the Company had foreign tax credit carryforwards of $6.1 million that will expire beginning in 2013, net operating loss carryforwards of $33.3 million that begin to expire in 2017 and no capital loss carryforwards. All tax credits and net operating loss carryforwards for the Company were generated prior to 2006 are subject to annual limitations on utilization. FAFLIC has a capital loss carryforward of $79 thousand at December 31, 2012 ($2.1 million at December 31, 2011) that expires in 2013 and is also subject to annual limitations on utilization.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financials statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of income or cash flows. As of December 31, 2012 and December 31, 2011, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS
The Company's and FAFLIC's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company's exam period is open in 2006 and forward. FAFLIC's exam period is open in 2007 and forward. The Hanover Group ("THG") has agreed to indemnify the Company, FAFLIC and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the transaction agreements of both entities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

11. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company must obtain written approval from the Commissioner prior to the declaration of any dividend whilst it maintains a negative unassigned surplus.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has an agreement with the Massachusetts Division of Insurance to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level, which was $72.0 and $71.7 million at December 31, 2012 and 2011, respectively. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $371.3 and $403.9 million at December 31, 2012 and 2011, respectively, for the Company. FAFLIC, a Massachusetts domiciled insurance company, is subject to and in compliance with similar minimum capital and surplus requirements.

In 2012, the Company declared a dividend payable of $150.0 million to its stockholder of record, Goldman Sachs, which was paid in January 2013. In 2011, the Company declared a dividend payable of $160.0 million to Goldman Sachs which was paid in January 2012. In 2010, the Company declared and paid a dividend of $250.0 million to Goldman Sachs. The Company received permission from the Commissioner prior to payment of each of the aforementioned dividends.

12. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:



(IN MILLIONS)                                                                     2012           2011
                                                                          ----------------------------
    Balance, at beginning of year                                          $      23.1   $       27.3
    Business acquired                                                             47.7              -
    Amortized to expense during the year                                          (3.5)          (4.3)
    Adjustment for unrealized investment (gains)/losses during the year           (4.4)           0.1
                                                                          ----------------------------
    Balance, at end of year                                                $      62.9   $       23.1
                                                                          ============================


Effective July 1, 2012, the Company recaptured a ceded block of Universal Life business resulting in an intial VOBA balance of $47.7 million

In 2010, the amount amortized to expense was $2.9 million.

Estimated future amortization of VOBA as of December 31, 2012 is as follows:
(IN MILLIONS)
    2013                                                 $   3.7
    2014                                                     3.5
    2015                                                     3.3
    2016                                                     3.2
    2017                                                     3.0
    2018 and thereafter                                     46.2
                                                         ----------
    Total                                                $  62.9
                                                         ==========

13. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure via reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance, modified coinsurance, and funds withheld coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

13. REINSURANCE (CONTINUED)

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company ceded via funds withheld coinsurance, 90% of a block of fixed annuity business to an affiliate, Arrow Re. As of December 2012, the ceded reserves under this contract were $2.4 billion.

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company terminated a coinsurance agreement with a third party whereby the Company recaptured a ceded block of Universal Life business with reserves of approximately $384.6 million.

As discussed in Note 4 - Significant Transactions, effective July 1, 2012, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.6 billion of fixed annuity deposit liabilities.

As discussed in Note 4 - Significant Transactions, in 2012 and 2011 the Company entered into a coinsurance agreement with a third party whereby the Company assumed a total of approximately $3.0 billion ($1.5 billion in 2012 and $1.5 billion in 2011) of fixed annuity deposit liabilities.

The Company entered into a coinsurance agreement to cede the entire Fidelity Mutual Life Insurance Company ("FML") block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). As of December 31, 2012 and 2011, the Company ceded reserves of $496.0 and $525.2 million, respectively. The Company also cedes 100% of its direct fixed annuity insurance business to Columbia. As of December 31, 2012 and 2011, the Company ceded reserves of $31.9 and $33.3 million, respectively.

The Company maintains a number of reinsurance treaties whereby the Company assumes on a coinsurance basis and modified coinsurance basis life, fixed and variable annuities, universal life and variable universal life insurance policies. The Company also maintains other reinsurance treaties including the cession of non core universal life business, certain individual disability income policies, and discontinued accident and health insurance. The effects of reinsurance were as follows:


   FOR THE YEARS ENDED DECEMBER 31,                        2012              2011
   ------------------------------------------------------------------------------------
   (IN MILLIONS)
   Policy liabilities and accruals:
     Direct                                         $    3,065.5     $     3,160.4
     Assumed - non-affiliated                            6,818.4           3,864.6
                                                    -----------------------------------
   Total policy liabilities and accruals:                9,883.9           7,025.0
                                                    -----------------------------------

     Ceded - affiliated (1)                             (6,377.5)         (3,979.2)
     Ceded - non-affiliated (1)                           (247.2)           (660.6)
                                                    -----------------------------------
   Total ceded policy liabilities and accruals:         (6,624.7)         (4,639.8)
                                                    -----------------------------------
   Net policy liabilities and accruals              $    3,259.2     $     2,385.2
                                                    ===================================

(1) Included within reinsurance receivable on paid and unpaid losses, benefits, unearned premiums, modified coinsurance and funds withheld coinsurance within the Consolidated Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that it does not have any uncollectible reinsurance recoverables and, accordingly, the Company has not established any reserves for uncollectible reinsurance at December 31, 2012 or 2011, respectively.

As of December 31, 2012 and 2011, the Company's only concentrations of credit risk greater than 10% of the Company's shareholder's equity were with its affiliates, Columbia, Ariel Capital Re and Arrow Re. Reinsurance recoverables at December 31, 2012 and 2011 of approximately $527.9 and $558.5 million, respectively, related to the blocks of business reinsured with Columbia, and approximately $2.2 and $2.2 billion, respectively, related to the block of business reinsured with Ariel Capital Re. As of December 31, 2012, reinsurance recoverable related to the block of business reinsured with Arrow Re was $2.4 billion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

13. REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

   FOR THE YEARS ENDED DECEMBER 31,                        2012              2011              2010
   -----------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Life and accident and health insurance
     premiums:
          Direct                                    $     20.4      $       27.5       $      32.3
          Assumed - non-affiliated                        25.8              29.0              31.6
          Ceded - non-affiliated
                                                          (2.4)             (9.1)            (12.9)
                                                    ----------------------------------------------------
   Net premiums                                     $     43.8      $       47.4       $      51.0
                                                    ====================================================

   FOR THE YEARS ENDED DECEMBER 31,                        2012              2011              2010
   -----------------------------------------------------------------------------------------------------
   (IN MILLIONS)
   Universal life and investment product
     policy fees:
          Direct                                    $    120.0      $      112.4       $     124.7
          Assumed - affiliated                               -                 -               7.5
          Assumed - non-affiliated                       150.3             156.2             159.9
          Ceded - affiliated                             (65.6)            (73.7)            (91.4)
          Ceded - non-affiliated                             -                 -                 -
                                                    ----------------------------------------------------
   Net universal life and investment product
     policy fees                                    $    204.7      $      194.9       $     200.7
                                                    ====================================================

   Life and accident and health insurance and
     other individual policy benefits, claims,
     losses and loss adjustment expenses:
            Direct                                  $    245.5      $      163.1       $     250.9
            Assumed - affiliated                             -                 -               2.2
            Assumed - non-affiliated                     283.0             223.3             193.9
            Ceded - affiliated                          (182.4)           (210.0)           (163.3)
            Ceded - non-affiliated                        (7.4)            118.8             (24.6)
                                                    ----------------------------------------------------
   Net policy benefits, claims, losses and loss
     adjustment expenses                            $    338.7      $      295.2       $     259.1
                                                    ====================================================


14. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,                               2012            2011
----------------------------------------------------------------------------------------
(IN MILLIONS)
Balance, at beginning of year                             $      168.8   $      207.1
Block acquisition/Reinsurance                                                     3.0
                                                                  33.7
Amortized to expense during the year                             (23.6)         (43.3)
Adjustment for unrealized investment (gains)/losses
 during the year                                                 (32.3)           2.0
Reinsurance reductions                                            (2.7)             -
                                                          ------------------------------
Balance, at end of year                                   $      143.9   $      168.8
                                                          ==============================

In 2010, the amount amortized to expense was $61.6 million.

Effective June 30, 2012, the Company entered into a funds withheld agreement with Arrow Re resulting in an initial DAC balance of $33.7 million.

Effective July 1, 2011, the Company entered into a coinsurance agreement with an unrelated party resulting in an initial DAC balance of $3.0 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

15. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates on accident and health business as new information becomes available and events occur which may impact the resolution of unsettled claims. Changes in these estimates are reflected in current year income. Such development can be either favorable or unfavorable to the Company's financial results.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $172.5 and $198.3 million at December 31, 2012 and 2011, respectively. This business consists of the Company's exited health businesses. Reinsurance recoverables related to this business were $172.3 and $198.3 million at December 31, 2012 and 2011 respectively.

16. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:
          DECEMBER 31,                                                   2012           2011
       -------------------------------------------------------------------------------------------
          (IN MILLIONS)

          State licenses (intangible asset)                            $    5.3       $      5.3
          Accounts receivable                                               4.8              4.6
          Deferred modco interest expense                                  31.2             31.6
          Taxes receivable                                                  9.9              9.7
          Miscellaneous assets                                              5.5              9.9
                                                                    ------------------------------
          Total other assets                                           $   56.7       $     61.1
                                                                    ==============================

Accrued expenses and other liabilities consist of the following:
          DECEMBER 31,                                                   2012           2011
       -------------------------------------------------------------------------------------------
          (IN MILLIONS)
          Payables in process                                          $   72.4        $    37.6
          Policyholder liabilities                                          0.7              0.7
          Taxes payable                                                     1.1              1.2
          Accrued expenses                                                  7.5              7.3
          Miscellaneous liabilities                                         3.5              5.8
                                                                    ------------------------------
          Total accrued expenses and other liabilities                 $   85.2        $    52.6
                                                                    ==============================

Other income consists of the following:
          DECEMBER 31,                                                   2012          2011        2010
       ---------------------------------------------------------------------------------------------------
          (IN MILLIONS)
          Asset management fees                                     $       1.6   $       1.5   $    1.6
          Reinsurance administration fee                                   17.3          16.8       17.6
          Miscellaneous income                                              1.1           1.4        7.0
                                                                    --------------------------------------
          Total other income                                        $      20.0   $      19.7   $   26.2
                                                                    ======================================

Other operating expenses consist of the following:
          DECEMBER 31,                                                   2012          2011        2010
       ---------------------------------------------------------------------------------------------------
          (IN MILLIONS)
          Taxes, licenses and fees                                  $       5.3   $       6.2   $    6.2
          Commission expense                                                6.5           7.7       13.4
          Fees and operational services                                    37.9          37.1       34.2
          Salaries and benefits                                            11.5           9.8       10.7
          Legal and auditing                                                3.5           1.9        5.5
          Miscellaneous operating expenses                                  5.0           5.0        9.7
                                                                    --------------------------------------
          Total other operating expenses                            $      69.7   $      67.7   $   79.7
                                                                    ======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

17.  COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. The Company does not have direct lease commitments for the Southborough, MA location. Rental expenses for these operating leases amounted to $0.5, $0.5 and $0.5 million for the years ended 2012, 2011, and 2010, respectively. On April 19, 2007, the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2012, lease commitments relating to this lease were $27.3 thousand for 2013 and $9.1 thousand for 2014. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

The Company has operational servicing agreements with third party administrators for contract/policy administration over certain of the Company's fixed annuity, traditional life, universal life, variable annuity and variable universal life business. Additionally, there is a professional services agreement to manage certain aspects of the Company's reinsurance portfolio.

As of December 31, 2012, purchase commitments under agreements with third party administrators and other service providers were as follows:

(IN MILLIONS)
      2013                     $         14.5
      2014                               14.0
      2015                               13.5
      2016                                4.3
      2017                                3.3
      2018 and thereafter                 3.0
                               ---------------
      Total                    $         52.6
                               ===============

18. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement, although several of the representatives and warranties have expired. THG has also agreed to indemnify Goldman Sachs for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the transferred business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of income.

19. RELATED PARTY TRANSACTIONS

The Company has administration, shared services, management services, and investment management services agreements with related parties. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management and distribution services. The Company recorded expenses for these agreements of $15.4, $14.1, and $10.1 million for the years ended December 31, 2012, 2011, and 2010, respectively, and had $0.7 and $0.4 million payable at December 31, 2012 and 2011, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

19. RELATED PARTY TRANSACTIONS (CONTINUED)

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Ariel Capital Re acting on behalf of, and for the benefit of a segregated account established by Ariel Capital Re. Under this agreement, Ariel Capital Re agreed to pay the Company certain fees for continued administration of the variable annuity business. The Company received fee income from Ariel Capital Re of $13.8, $15.0 and $15.7 million for the years ended December 31, 2012, 2011 and 2010, respectively, and had $1.2 and $1.9 million receivable at December 31, 2012 and 2011, respectively.

Effective July 1, 2012, the Company ceded via funds withheld coinsurance, 90% of a block of fixed annuity business to an affiliate, Arrow Re. Under this agreement, Arrow Re agreed to pay the Company certain fees for the continued administration of the business. The Company recorded fee income from Arrow Re of $1.8 million for the year ended December 31, 2012 and had $0.5 million receivable at December 31, 2012.

The Company provides management services, administrative support, and use of Company facilities for affiliates and receives certain distribution and administration fees from affiliates. The Company recorded income from these agreements of $7.3, $7.5, and $7.9 million for the years ended December 31, 2012, 2011, and 2010, respectively, and had $0.8 and $0.9 million receivable at December 31, 2012 and 2011, respectively.

The Company has entered into several derivative transactions with affiliates, which resulted in expenses of $36.8 million for the year ended December 31, 2012, income of $28.1 million for the year ended December 31, 2011, and expenses of $7.8 million for the year ended December 31, 2010. The Company had affiliated derivatives payables of $283.4 million for the year ended December 31, 2012 and affiliated derivative receivables of $23.2 million for the year ended December 31, 2011. In December 2011, the Company entered into an agreement with an affiliate to purchase a $25.0 million secured note. Under the agreement, the secured note maintained an interest rate of 2.77%. In August 2012, the Company sold the note back to the same affiliate and recognized a pre-tax gain of $0.6 million, which is recorded within net realized capital gains within the Consolidated Statements of Income. The Company recognized interest income of $469.4 thousand and $30.8 thousand from the note for the years ended December 31, 2012 and 2011, respectively. This amount is recorded within net investment income within the Consolidated Statements of Income. At December 31, 2011, the amortized cost and fair value of the secured note were $25.0 and $24.8 million, respectively. These amounts are recorded within available-for-sale fixed maturities within the Consolidated Balance Sheets.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. For employees not deemed retirement eligible, unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.7, $0.3 and $0.1 million relating to RSUs for the years ended December 31, 2012, 2011 and 2010, respectively.

20. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred, asset valuation and interest maintenance reserves are required, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.


Statutory capital and surplus was as follows:                         (UNAUDITED)
          DECEMBER 31,                                                   2012           2011
       ---------------------------------------------------------- --------------- ----------------
          (IN MILLIONS)
          Commonwealth Annuity                                       $    327.4      $     374.6
          FAFLIC                                                          125.4             85.9

Statutory net (loss)/income was as follows:                          (UNAUDITED)
          FOR THE YEARS ENDED DECEMBER 31,                               2012           2011            2010
       ------------------------------------------------------------ ------------- ---------------- --------------
          (IN MILLIONS)
          Commonwealth Annuity                                       $     (7.4)     $     122.4     $    161.9
          FAFLIC                                                           19.6             19.5           37.1

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

21. SUBSEQUENT EVENT

In the second quarter of 2013, Goldman Sachs plans to contribute several of its insurance subsidiaries, including the Company, to Global Atlantic Financial Group ("GAFG"), a newly formed Cayman Islands company, and then sell approximately 80% of the ordinary shares of GAFG to third party investors. As a result of this transaction, the Company will become a wholly-owned subsidiary of Global Atlantic (Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of GAFG.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and
Life Insurance Company and the Contract Owners of VEL
II Account of Commonwealth Annuity and Life Insurance
Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts constituting VEL II Account of Commonwealth Annuity and Life Insurance Company at December 31, 2012, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended December 31, 2012, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 18, 2013

VEL II ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                   ALLIANCE-
                                                 BERNSTEIN VPS    DELAWARE VIP
                                                   LARGE CAP     INTERNATIONAL    FIDELITY VIP      FIDELITY VIP
                                                    GROWTH        VALUE EQUITY   ASSET MANAGER(SM)  EQUITY-INCOME    FIDELITY VIP
                                                   PORTFOLIO         SERIES        PORTFOLIO         PORTFOLIO     GROWTH PORTFOLIO
                                                    CLASS B      STANDARD CLASS   INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
                                                --------------- ---------------- -----------------  --------------- ----------------
ASSETS:
Investments in shares of the Underlying Funds,
    at fair value                               $   1,430,738   $   6,282,983     $   4,235,637     $  25,906,936   $  23,914,262
                                                --------------- ---------------- -----------------  --------------- ----------------
    Total assets                                    1,430,738       6,282,983         4,235,637        25,906,936      23,914,262

LIABILITIES:                                                -               -                 -                 -               -
                                                --------------- ---------------- -----------------  --------------- ----------------
    Net assets                                  $   1,430,738   $   6,282,983     $   4,235,637     $  25,906,936   $  23,914,262
                                                =============== ================ =================  =============== ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                           1,430,738       6,282,983         4,235,637        25,906,936      23,914,262
                                                --------------- ---------------- -----------------  --------------- ----------------
                                                $   1,430,738   $   6,282,983     $   4,235,637     $  25,906,936   $  23,914,262
                                                =============== ================ =================  =============== ================

Investments in shares of the Underlying Funds,
    at cost                                     $   1,059,716   $   8,432,905     $   4,018,610     $  28,738,187   $  19,961,755
Underlying Fund shares held                            47,095         622,694           279,211         1,299,245         568,710

Units outstanding and unit fair values by distribution category:

Vari-Exceptional Life 93 (policies during
    the first 10 policy years):
    Units outstanding, December 31, 2012               17,077             663               333            13,748           3,974
    Unit fair value, December 31, 2012          $    0.958797   $    3.151402     $    2.731336     $    3.763873   $    3.300673

Vari-Exceptional Life 93 (policies after
    10 policy years):
    Units outstanding, December 31, 2012              787,006       2,946,386         2,350,930        13,247,198      12,321,118
    Unit fair value, December 31, 2012          $    1.797147   $    2.131728     $    1.801299     $    1.951748   $    1.939852



The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2012

                                                                                                  FT VIP FRANKLIN
                                                FIDELITY VIP       FIDELITY VIP  FT VIP FRANKLIN    SMALL-MID CAP     GOLDMAN SACHS
                                                 HIGH INCOME         OVERSEAS    LARGE CAP GROWTH      GROWTH         VIT CORE FIXED
                                                  PORTFOLIO         PORTFOLIO     SECURITIES FUND  SECURITIES FUND     INCOME FUND
                                                INITIAL CLASS     INITIAL CLASS     CLASS 2           CLASS 2        SERVICE SHARES
                                               ----------------  -------------- ----------------- ----------------  ----------------
ASSETS:
Investments in shares of the Underlying Funds,
    at fair value                              $   8,465,405     $   6,857,615   $     592,824    $   2,361,889     $   8,013,411
                                               ----------------  -------------- ----------------- ----------------  ----------------
    Total assets                                   8,465,405         6,857,615         592,824        2,361,889         8,013,411

LIABILITIES:                                               -                 -               -                -                 -
                                               ----------------  -------------- ----------------- ----------------  ----------------
    Net assets                                 $   8,465,405     $   6,857,615   $     592,824    $   2,361,889     $   8,013,411
                                               ================  ============== ================= ================  ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                          8,465,405         6,857,615         592,824        2,361,889         8,013,411
                                               ----------------  -------------- ----------------- ----------------  ----------------
                                               $   8,465,405     $   6,857,615   $     592,824    $   2,361,889     $   8,013,411
                                               ================  ============== ================= ================  ================

Investments in shares of the Underlying Funds,
    at cost                                    $   9,835,382     $   7,465,060   $     516,996    $   2,051,447     $   7,514,572
Underlying Fund shares held                        1,457,041           426,204          36,594          112,257           736,527

Units outstanding and unit fair values by distribution category:

Vari-Exceptional Life 93 (policies during the
    first 10 policy years):
    Units outstanding, December 31, 2012               4,375             4,659             655           17,723             7,431
    Unit fair value, December 31, 2012         $    2.519315     $    2.362715   $    1.054372    $    1.311104     $    2.395529

Vari-Exceptional Life 93 (policies after 10
    policy years):
    Units outstanding, December 31, 2012           3,830,628         3,178,788         344,249        1,072,811         5,488,848
    Unit fair value, December 31, 2012         $    2.207049     $    2.153842   $    1.720073    $    2.179930     $    1.456701

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2012

                                                                                 GOLDMAN SACHS
                                                 GOLDMAN SACHS    GOLDMAN SACHS    VIT GROWTH    GOLDMAN SACHS      GOLDMAN SACHS
                                                  VIT EQUITY      VIT GOVERNMENT OPPORTUNITIES    VIT MID CAP      VIT MONEY MARKET
                                                  INDEX FUND       INCOME FUND        FUND        VALUE FUND           FUND
                                                SERVICE SHARES   SERVICE SHARES SERVICE SHARES    SERVICE SHARES   SERVICE SHARES
                                               ----------------  ------------------------------ ----------------  -----------------
ASSETS:
Investments in shares of the Underlying Funds,
    at fair value                              $  20,873,972     $   3,231,828   $  12,740,434  $  13,470,910     $   5,586,606
                                               ----------------  ------------------------------ ----------------  -----------------
    Total assets                                  20,873,972         3,231,828      12,740,434     13,470,910         5,586,606

LIABILITIES:                                               -                 -               -              -                 -
                                               ----------------  ------------------------------ ----------------  -----------------
    Net assets                                 $  20,873,972     $   3,231,828   $  12,740,434  $  13,470,910     $   5,586,606
                                               ================  ============================== ================  =================

NET ASSETS BY CATEGORY:
    Accumulation reserves                         20,873,972         3,231,828      12,740,434     13,470,910         5,586,606
                                               ----------------  ------------------------------ ----------------  -----------------
                                               $  20,873,972     $   3,231,828   $  12,740,434  $  13,470,910     $   5,586,606
                                               ================  ============================== ================  =================

Investments in shares of the Underlying Funds,
    at cost                                    $  18,934,877     $   3,166,243   $  13,069,877  $  13,593,751     $   5,586,606
Underlying Fund shares held                        1,980,453           305,466       1,838,446        877,584         5,586,606

Units outstanding and unit fair values by distribution category:

Vari-Exceptional Life 93 (policies during the
    first 10 policy years):
    Units outstanding, December 31, 2012               2,098             5,857           2,350          5,619            94,575
    Unit fair value, December 31, 2012         $    3.669692     $    2.227506   $    5.471152  $    5.146997     $    1.545975

Vari-Exceptional Life 93 (policies after 10
    policy years):
    Units outstanding, December 31, 2012          10,805,797         2,317,257       4,067,391      5,379,992         4,940,882
    Unit fair value, December 31, 2012         $    1.931026     $    1.389048   $    3.129174  $    2.498515     $    1.101098



The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2012

                                                               GOLDMAN SACHS
                                                GOLDMAN SACHS  VIT STRATEGIC    GOLDMAN SACHS    INVESCO V.I.
                                                VIT STRATEGIC  INTERNATIONAL   VIT STRUCTURED    GLOBAL HEALTH      JANUS ASPEN
                                                 GROWTH FUND    EQUITY FUND    U.S. EQUITY FUND    CARE FUND       JANUS PORTFOLIO
                                               SERVICE SHARES  SERVICE SHARES   SERVICE SHARES   SERIES I SHARES    SERVICE SHARES
                                               -------------- --------------- ----------------- ----------------  -----------------
ASSETS:
Investments in shares of the Underlying Funds,
    at fair value                              $  23,951,487  $   9,033,594    $  12,370,352    $     517,664     $     799,903
                                               -------------- --------------- ----------------- ----------------  -----------------
    Total assets                                  23,951,487      9,033,594       12,370,352          517,664           799,903

LIABILITIES:                                               -              -                -                -                 -
                                               -------------- --------------- ----------------- ----------------  -----------------
    Net assets                                 $  23,951,487  $   9,033,594    $  12,370,352    $     517,664     $     799,903
                                               ============== =============== ================= ================  =================

NET ASSETS BY CATEGORY:
    Accumulation reserves                         23,951,487      9,033,594       12,370,352          517,664           799,903
                                               -------------- --------------- ----------------- ----------------  -----------------
                                               $  23,951,487  $   9,033,594    $  12,370,352    $     517,664     $     799,903
                                               ============== =============== ================= ================  =================

Investments in shares of the Underlying Funds,
    at cost                                    $  17,886,532  $  10,800,761    $  14,350,185    $     421,177     $     578,356
Underlying Fund shares held                        1,729,349      1,054,095        1,017,299           24,651            30,612

Units outstanding and unit fair values by distribution category:

Vari-Exceptional Life 93 (policies during the
    first 10 policy years):
    Units outstanding, December 31, 2012               5,881         13,771            7,003              463               630
    Unit fair value, December 31, 2012         $    2.724080  $    1.874867    $    2.733430    $    1.490768     $    1.004983

Vari-Exceptional Life 93 (policies after 10
    policy years):
    Units outstanding, December 31, 2012          12,377,471      5,217,749        7,261,420          246,093           414,924
    Unit fair value, December 31, 2012         $    1.933793  $    1.726372    $    1.700936    $    2.100727     $    1.926303

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2012

                                                  T. ROWE PRICE
                                                  INTERNATIONAL
                                                 STOCK PORTFOLIO
                                                 ----------------
ASSETS:
Investments in shares of the Underlying Funds,
    at fair value                                $   5,183,653
                                                 ----------------
    Total assets                                     5,183,653

LIABILITIES:                                                 -
                                                 ----------------
    Net assets                                   $   5,183,653
                                                 ================

NET ASSETS BY CATEGORY:
    Accumulation reserves                            5,183,653
                                                 ----------------
                                                 $   5,183,653
                                                 ================

Investments in shares of the Underlying Funds,
    at cost                                      $   4,953,004
Underlying Fund shares held                            372,925

Units outstanding and unit fair values by distribution category:

Vari-Exceptional Life 93 (policies during the
    first 10 policy years):
    Units outstanding, December 31, 2012                 8,245
    Unit fair value, December 31, 2012           $    1.880458

Vari-Exceptional Life 93 (policies after 10
    policy years):
    Units outstanding, December 31, 2012             2,372,656
    Unit fair value, December 31, 2012           $    2.178212


The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                ALLIANCE-
                                              BERNSTEIN VPS      DELAWARE VIP
                                                LARGE CAP       INTERNATIONAL      FIDELITY VIP       FIDELITY VIP     FIDELITY VIP
                                                 GROWTH         VALUE EQUITY      ASSET MANAGER(SM)  EQUITY-INCOME        GROWTH
                                                PORTFOLIO          SERIES            PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                 CLASS B        STANDARD CLASS    INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
                                             ----------------  ----------------  -----------------  ----------------  --------------
INVESTMENT INCOME:
  Dividends                                  $         450     $     154,989     $      64,928      $     791,401     $     145,030

EXPENSES:
  Mortality and expense risk fees                    9,902            40,088            27,230            170,926           163,353
  Administrative expense fees                          142                69                68                608               317
                                             ----------------  ----------------  -----------------  ----------------  --------------
     Total expenses                                 10,044            40,157            27,298            171,534           163,670
                                             ----------------  ----------------  -----------------  ----------------  --------------

     Net investment income (loss)                   (9,594)          114,832            37,630            619,867           (18,640)
                                             ----------------  ----------------  -----------------  ----------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Capital gain distributions                             -                 -            31,088          1,646,796                 -
  Net realized gain (loss) from sales of
     investments                                    83,810          (308,220)           23,481           (431,072)          553,085
                                             ----------------  ----------------  -----------------  ----------------  --------------
     Net realized gain (loss)                       83,810          (308,220)           54,569          1,215,724           553,085
  Change in unrealized gain (loss)                 141,395         1,025,266           362,396          2,174,806         2,722,811
                                             ----------------  ----------------  -----------------  ----------------  --------------
     Net realized and unrealized gain (loss)       225,205           717,046           416,965          3,390,530         3,275,896
                                             ----------------  ----------------  -----------------  ----------------  --------------
     Net increase (decrease) in net assets
        from operations                      $     215,611     $     831,878     $     454,595      $   4,010,397     $   3,257,256
                                             ================  ================  =================  ================  ==============


The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                  FT VIP FRANKLIN
                                             FIDELITY VIP      FIDELITY VIP      FT VIP FRANKLIN    SMALL-MID CAP     GOLDMAN SACHS
                                              HIGH INCOME        OVERSEAS        LARGE CAP GROWTH     GROWTH          VIT CORE FIXED
                                               PORTFOLIO         PORTFOLIO       SECURITIES FUND  SECURITIES FUND      INCOME FUND
                                             INITIAL CLASS     INITIAL CLASS         CLASS 2          CLASS 2         SERVICE SHARES
                                            ----------------  ----------------  ----------------- -----------------  ---------------
INVESTMENT INCOME:
  Dividends                                 $     477,222     $     129,816     $       5,024     $           -      $     186,072

EXPENSES:
  Mortality and expense risk fees                  54,055            43,588             4,016            16,572             53,843
  Administrative expense fees                          91                75               143               269                356
                                            ----------------  ----------------  ----------------- -----------------  ---------------
     Total expenses                                54,146            43,663             4,159            16,841             54,199
                                            ----------------  ----------------  ----------------- -----------------  ---------------

     Net investment income (loss)                 423,076            86,153               865           (16,841)           131,873
                                            ----------------  ----------------  ----------------- -----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Capital gain distributions                            -            22,338                 -           182,208                  -
  Net realized gain (loss) from sales of
     investments                                 (158,277)         (140,222)           12,638            78,339             73,993
                                            ----------------  ----------------  ----------------- -----------------  ---------------
     Net realized gain (loss)                    (158,277)         (117,884)           12,638           260,547             73,993
  Change in unrealized gain (loss)                779,065         1,243,772            55,392             8,852            277,361
                                            ----------------  ----------------  ----------------- -----------------  ---------------
     Net realized and unrealized gain (loss)      620,788         1,125,888            68,030           269,399            351,354
                                            ----------------  ----------------  ----------------- -----------------  ---------------
     Net increase (decrease) in net assets
        from operations                     $   1,043,864     $   1,212,041     $      68,895     $     252,558      $     483,227
                                            ================  ================  ================= =================  ===============


The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                  GOLDMAN SACHS
                                              GOLDMAN SACHS     GOLDMAN SACHS       VIT GROWTH      GOLDMAN SACHS      GOLDMAN SACHS
                                               VIT EQUITY       VIT GOVERNMENT     OPPORTUNITIES     VIT MID CAP         VIT MONEY
                                               INDEX FUND        INCOME FUND           FUND          VALUE FUND         MARKET FUND
                                             SERVICE SHARES     SERVICE SHARES    SERVICE SHARES   SERVICE SHARES     SERVICE SHARES
                                             ----------------  ----------------  ---------------- -----------------  ---------------
INVESTMENT INCOME:
  Dividends                                  $     381,583     $      25,251     $           -    $     125,185      $         364

EXPENSES:
  Mortality and expense risk fees                  138,408            21,710            84,355           88,401             39,438
  Administrative expense fees                          376               109               395              410                319
                                             ----------------  ----------------  ---------------- -----------------  ---------------
     Total expenses                                138,784            21,819            84,750           88,811             39,757
                                             ----------------  ----------------  ---------------- -----------------  ---------------

     Net investment income (loss)                  242,799             3,432           (84,750)          36,374            (39,393)
                                             ----------------  ----------------  ---------------- -----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Capital gain distributions                             -            98,032         1,076,983                -                  -
  Net realized gain (loss) from sales of
     investments                                   199,386            28,241            12,394         (134,494)                 -
                                             ----------------  ----------------  ---------------- -----------------  ---------------
     Net realized gain (loss)                      199,386           126,273         1,089,377         (134,494)                 -
  Change in unrealized gain (loss)               2,466,740           (57,930)        1,183,712        2,261,937                  -
                                             ----------------  ----------------  ---------------- -----------------  ---------------
     Net realized and unrealized gain (loss)     2,666,126            68,343         2,273,089        2,127,443                  -
                                             ----------------  ----------------  ---------------- -----------------  ---------------
     Net increase (decrease) in net assets
        from operations                      $   2,908,925     $      71,775     $   2,188,339    $   2,163,817      $     (39,393)
                                             ================  ================  ================ =================  ===============


The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                               GOLDMAN SACHS
                                              GOLDMAN SACHS    VIT STRATEGIC    GOLDMAN SACHS       INVESCO V.I.
                                              VIT STRATEGIC    INTERNATIONAL    VIT STRUCTURED     GLOBAL HEALTH       JANUS ASPEN
                                               GROWTH FUND     EQUITY FUND     U.S. EQUITY FUND      CARE FUND       JANUS PORTFOLIO
                                              SERVICE SHARES  SERVICE SHARES    SERVICE SHARES     SERIES I SHARES    SERVICE SHARES
                                             --------------- ---------------  -----------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends                                  $     108,412   $     163,176    $     192,105      $           -      $       3,553

EXPENSES:
  Mortality and expense risk fees                  157,146          57,234           82,643              3,212              5,301
  Administrative expense fees                          171             165              118                130                 59
                                             --------------- ---------------  -----------------  -----------------  ----------------
     Total expenses                                157,317          57,399           82,761              3,342              5,360
                                             --------------- ---------------  -----------------  -----------------  ----------------

     Net investment income (loss)                  (48,905)        105,777          109,344             (3,342)            (1,807)
                                             --------------- ---------------  -----------------  -----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Capital gain distributions                             -               -                -                  -             13,883
  Net realized gain (loss) from sales of
     investments                                   633,160        (318,977)        (304,011)            22,948             37,086
                                             --------------- ---------------  -----------------  -----------------  ----------------
     Net realized gain (loss)                      633,160        (318,977)        (304,011)            22,948             50,969
  Change in unrealized gain (loss)               3,513,423       1,815,607        1,781,597             65,277             83,918
                                             --------------- ---------------  -----------------  -----------------  ----------------
     Net realized and unrealized gain (loss)     4,146,583       1,496,630        1,477,586             88,225            134,887
                                             --------------- ---------------  -----------------  -----------------  ----------------
     Net increase (decrease) in net assets
        from operations                      $   4,097,678   $   1,602,407    $   1,586,930      $      84,883      $     133,080
                                             =============== ===============  =================  =================  ================


The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2012

                                              T. ROWE PRICE
                                              INTERNATIONAL
                                             STOCK PORTFOLIO
                                             ----------------
INVESTMENT INCOME:
  Dividends                                  $      62,913

EXPENSES:
  Mortality and expense risk fees                   32,425
  Administrative expense fees                          118
                                             ----------------
     Total expenses                                 32,543
                                             ----------------

     Net investment income (loss)                   30,370
                                             ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Capital gain distributions                             -
  Net realized gain (loss) from sales of
     investments                                   (14,310)
                                             ----------------
     Net realized gain (loss)                      (14,310)
  Change in unrealized gain (loss)                 791,901
                                             ----------------
     Net realized and unrealized gain (loss)       777,591
                                             ----------------
     Net increase (decrease) in net assets
        from operations                      $     807,961
                                             ================


The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                  ALLIANCEBERNSTEIN             DELAWARE VIP                    FIDELITY VIP
                                                    VPS LARGE CAP           INTERNATIONAL VALUE              ASSET MANAGER(SM)
                                                  GROWTH PORTFOLIO             EQUITY SERIES                    PORTFOLIO
                                                       CLASS B                 STANDARD CLASS                  INITIAL CLASS
                                          ----------------------------- ----------------------------- ------------------------------
                                                2012          2011            2012           2011          2012           2011
                                          -------------- -------------- -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $      (9,594) $      (9,995) $     114,832  $      42,958  $      37,630  $      52,625
  Net realized gain (loss)                       83,810         57,486       (308,220)      (327,234)        54,569         38,639
  Change in unrealized gain (loss)              141,395       (107,227)     1,025,266       (731,072)       362,396       (230,787)
                                          -------------- -------------- -------------- -------------- -------------- ---------------
  Net increase (decrease) in net assets
     from operations                            215,611        (59,736)       831,878     (1,015,348)       454,595       (139,523)
                                          -------------- -------------- -------------- -------------- -------------- ---------------

FROM POLICY TRANSACTIONS:
  Net premiums                                   86,254        101,299        362,525        397,463        259,611        284,857
  Terminations                                 (124,387)      (140,439)      (334,752)      (544,234)      (230,858)      (738,422)
  Insurance and other charges                  (106,798)      (114,857)      (448,480)      (522,663)      (383,484)      (417,226)
  Transfers                                    (136,697)       (72,045)      (102,914)       (94,507)       123,091        (32,769)
  Other transfers from (to) the General
     Account                                         25           (702)           (18)        (3,252)            48          2,657
                                          -------------- -------------- -------------- -------------- -------------- ---------------
  Net increase (decrease) in net assets
     from policy transactions                  (281,603)      (226,744)      (523,639)      (767,193)      (231,592)      (900,903)
                                          -------------- -------------- -------------- -------------- -------------- ---------------
  Net increase (decrease) in net assets         (65,992)      (286,480)       308,239     (1,782,541)       223,003     (1,040,426)

 NET ASSETS:
  Beginning of year                           1,496,730      1,783,210      5,974,744      7,757,285      4,012,634      5,053,060
                                          -------------- -------------- -------------- -------------- -------------- ---------------
  End of year                             $   1,430,738  $   1,496,730  $   6,282,983  $   5,974,744  $   4,235,637  $   4,012,634
                                          ============== ============== ============== ============== ============== ===============


The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                      FIDELITY                                                     FIDELITY
                                                   VIP EQUITY-INCOME              FIDELITY VIP                  VIP HIGH INCOME
                                                      PORTFOLIO                 GROWTH PORTFOLIO                  PORTFOLIO
                                                    INITIAL CLASS                INITIAL CLASS                  INITIAL CLASS
                                          ----------------------------- ----------------------------- ------------------------------
                                                2012          2011            2012           2011          2012           2011
                                          -------------- -------------- -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $     619,867  $     484,027  $     (18,640) $     (79,898) $     423,076  $     495,480
  Net realized gain (loss)                    1,215,724       (688,857)       553,085        453,204       (158,277)      (263,789)
  Change in unrealized gain (loss)            2,174,806        368,305      2,722,811       (345,758)       779,065         51,357
                                          -------------- -------------- -------------- -------------- -------------- ---------------
  Net increase (decrease) in net assets
     from operations                          4,010,397        163,475      3,257,256         27,548      1,043,864        283,048
                                          -------------- -------------- -------------- -------------- -------------- ---------------

FROM POLICY TRANSACTIONS:
  Net premiums                                1,522,241      1,672,931      1,625,451      1,775,616        489,668        525,700
  Terminations                               (1,905,047)    (2,113,378)    (1,976,961)    (2,098,474)      (457,264)      (588,631)
  Insurance and other charges                (2,114,397)    (2,260,726)    (2,123,318)    (2,256,968)      (734,776)      (763,800)
  Transfers                                  (1,221,200)    (1,161,897)      (607,414)    (1,003,085)       195,276       (157,706)
  Other transfers from (to) the General
     Account                                        188         (1,869)           509         (1,041)           (37)           (85)
                                          -------------- -------------- -------------- -------------- -------------- ---------------
  Net increase (decrease) in net assets
     from policy transactions                (3,718,215)    (3,864,939)    (3,081,733)    (3,583,952)      (507,133)      (984,522)
                                          -------------- -------------- -------------- -------------- -------------- ---------------
  Net increase (decrease) in net assets         292,182     (3,701,464)       175,523     (3,556,404)       536,731       (701,474)

 NET ASSETS:
  Beginning of year                          25,614,754     29,316,218     23,738,739     27,295,143      7,928,674      8,630,148
                                          -------------- -------------- -------------- -------------- -------------- ---------------
  End of year                             $  25,906,936  $  25,614,754  $  23,914,262  $  23,738,739  $   8,465,405  $   7,928,674
                                          ============== ============== ============== ============== ============== ===============


The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   FT VIP
                                                                               FRANKLIN LARGE                 FT VIP FRANKLIN
                                              FIDELITY VIP                       CAP GROWTH                     SMALL-MID CAP
                                                OVERSEAS                       SECURITIES FUND             GROWTH SECURITIES FUND
                                              INITIAL CLASS                        CLASS 2                         CLASS 2
                                         ----------------------------- ------------------------------- -----------------------------
                                               2012          2011            2012             2011          2012           2011
                                         -------------- -------------- ---------------- --------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $      86,153  $      54,652  $         865    $        (230) $     (16,841) $     (19,568)
  Net realized gain (loss)                    (117,884)       (73,989)        12,638            4,099        260,547        113,720
  Change in unrealized gain (loss)           1,243,772     (1,334,493)        55,392          (18,498)         8,852       (227,919)
                                         -------------- -------------- ---------------- --------------- -------------- -------------
  Net increase (decrease) in net assets
     from operations                         1,212,041     (1,353,830)        68,895          (14,629)       252,558       (133,767)
                                         -------------- -------------- ---------------- -------------- -------------- --------------

FROM POLICY TRANSACTIONS:
  Net premiums                                 433,018        465,434         37,489           45,466        149,137        174,373
  Terminations                                (456,969)      (534,422)       (38,915)         (19,173)      (173,662)      (276,972)
  Insurance and other charges                 (496,607)      (553,197)       (45,559)         (51,881)      (185,615)      (208,708)
  Transfers                                   (139,875)       (13,510)       (37,663)         (31,667)      (216,665)       (81,884)
  Other transfers from (to) the General
     Account                                       262         (1,168)            23               (7)           224         (1,574)
                                         -------------- -------------- ---------------- -------------- -------------- --------------
  Net increase (decrease) in net assets
     from policy transactions                 (660,171)      (636,863)       (84,625)         (57,262)      (426,581)      (394,765)
                                         -------------- -------------- ---------------- -------------- -------------- --------------
  Net increase (decrease) in net assets        551,870     (1,990,693)       (15,730)         (71,891)      (174,023)      (528,532)

 NET ASSETS:
  Beginning of year                          6,305,745      8,296,438        608,554          680,445      2,535,912      3,064,444
                                         -------------- -------------- ---------------- -------------- -------------- --------------
  End of year                            $   6,857,615  $   6,305,745  $     592,824    $     608,554  $   2,361,889  $   2,535,912
                                         ============== ============== ================ ============== ============== ==============


The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                    GOLDMAN SACHS              GOLDMAN SACHS                   GOLDMAN SACHS
                                                    VIT CORE FIXED            VIT EQUITY INDEX                 VIT GOVERNMENT
                                                     INCOME FUND                    FUND                        INCOME FUND
                                                   SERVICE SHARES              SERVICE SHARES                  SERVICE SHARES
                                          ----------------------------- ----------------------------- -----------------------------
                                                2012          2011            2012           2011          2012           2011
                                          -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $     131,873  $     159,190  $     242,799  $     202,034  $       3,432  $       9,288
  Net realized gain (loss)                       73,993          9,074        199,386        (25,652)       126,273        161,563
  Change in unrealized gain (loss)              277,361        355,526      2,466,740         83,621        (57,930)        23,889
                                          -------------- -------------- -------------- -------------- -------------- --------------
  Net increase (decrease) in net assets
     from operations                            483,227        523,790      2,908,925        260,003         71,775        194,740
                                          -------------- -------------- -------------- -------------- -------------- --------------

FROM POLICY TRANSACTIONS:
  Net premiums                                  510,276        547,863      1,519,470      1,616,867        283,657        309,463
  Terminations                                 (553,969)      (648,747)    (1,414,703)    (1,603,897)      (179,685)      (188,993)
  Insurance and other charges                  (710,263)      (748,290)    (2,000,494)    (2,120,958)      (419,786)      (444,926)
  Transfers                                    (207,480)       (41,116)      (456,144)      (736,656)         7,403        (84,790)
  Other transfers from (to) the General
     Account                                         (4)           104            288           (103)            (4)             3
                                          -------------- -------------- -------------- -------------- -------------- --------------
  Net increase (decrease) in net assets
     from policy transactions                  (961,440)      (890,186)    (2,351,583)    (2,844,747)      (308,415)      (409,243)
                                          -------------- -------------- -------------- -------------- -------------- --------------
  Net increase (decrease) in net assets        (478,213)      (366,396)       557,342     (2,584,744)      (236,640)      (214,503)

 NET ASSETS:
  Beginning of year                           8,491,624      8,858,020     20,316,630     22,901,374      3,468,468      3,682,971
                                          -------------- -------------- -------------- -------------- -------------- --------------
  End of year                             $   8,013,411  $   8,491,624  $  20,873,972  $  20,316,630  $   3,231,828  $   3,468,468
                                          ============== ============== ============== ============== ============== ==============


The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                                 GOLDMAN SACHS
                                          GOLDMAN SACHS VIT GROWTH        GROWTH GOLDMAN SACHS VIT            VIT MONEY MARKET
                                               OPPORTUNITIES FUND              MID CAP VALUE FUND                    FUND
                                                 SERVICE SHARES                 SERVICE SHARES                  SERVICE SHARES
                                        -----------------------------  ------------------------------- -----------------------------
                                              2012          2011             2012             2011          2012           2011
                                        -------------- --------------  ---------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $     (84,750) $     (90,277)  $      36,374    $     (21,052) $     (39,393) $     (43,658)
  Net realized gain (loss)                  1,089,377         (8,430)       (134,494)        (240,096)             -              -
  Change in unrealized gain (loss)          1,183,712       (561,727)      2,261,937         (753,967)             -              -
                                        -------------- --------------  ---------------- -------------- -------------- --------------
  Net increase (decrease) in net assets
     from operations                        2,188,339       (660,434)      2,163,817       (1,015,115)       (39,393)       (43,658)
                                        -------------- --------------  ---------------- -------------- -------------- --------------

FROM POLICY TRANSACTIONS:
  Net premiums                                586,045        659,963         652,809          712,973        829,667        943,772
  Terminations                               (957,137)    (1,238,908)       (807,640)      (1,141,183)      (725,438)      (749,052)
  Insurance and other charges                (913,642)      (964,684)       (976,340)      (1,075,679)      (887,764)      (941,940)
  Transfers                                  (310,797)      (491,127)       (657,561)        (604,978)      (274,478)       888,656
  Other transfers from (to) the General
     Account                                      (48)         5,963             280           (1,993)             7            (72)
                                        -------------- --------------  ---------------- -------------- -------------- --------------
  Net increase (decrease) in net assets
     from policy transactions              (1,595,579)    (2,028,793)     (1,788,452)      (2,110,860)    (1,058,006)       141,364
                                        -------------- --------------  ---------------- -------------- -------------- --------------
  Net increase (decrease) in net assets       592,760     (2,689,227)        375,365       (3,125,975)    (1,097,399)        97,706

 NET ASSETS:
  Beginning of year                        12,147,674     14,836,901      13,095,545       16,221,520      6,684,005      6,586,299
                                        -------------- --------------  ---------------- -------------- -------------- --------------
  End of year                           $  12,740,434  $  12,147,674   $  13,470,910    $  13,095,545  $   5,586,606  $   6,684,005
                                        ============== ==============  ================ ============== ============== ==============


The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   GOLDMAN SACHS                GOLDMAN SACHS
                                                   GOLDMAN SACHS                  VIT STRATEGIC                 VIT STRUCTURED
                                                   VIT STRATEGIC                  INTERNATIONAL                 U.S. EQUITY
                                                    GROWTH FUND                     EQUITY FUND                     FUND
                                                  SERVICE SHARES                   SERVICE SHARES              SERVICE SHARES
                                         ------------------------------ ----------------------------- ------------------------------
                                               2012           2011            2012           2011          2012           2011
                                         --------------- -------------- -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $     (48,905)  $    (111,164) $     105,777  $     233,301  $     109,344  $     103,551
  Net realized gain (loss)                     633,160         501,193       (318,977)      (398,141)      (304,011)      (599,437)
  Change in unrealized gain (loss)           3,513,423      (1,239,990)     1,815,607     (1,333,498)     1,781,597        918,675
                                         --------------- -------------- -------------- -------------- -------------- ---------------
  Net increase (decrease) in net assets
     from operations                         4,097,678        (849,961)     1,602,407     (1,498,338)     1,586,930        422,789
                                         --------------- -------------- -------------- -------------- -------------- ---------------

FROM POLICY TRANSACTIONS:
  Net premiums                               1,688,251       1,819,099        608,357        654,512        932,993      1,008,431
  Terminations                              (1,693,379)     (2,127,525)      (590,822)      (910,594)      (980,505)    (1,009,490)
  Insurance and other charges               (2,112,277)     (2,186,593)      (662,219)      (746,145)    (1,153,944)    (1,231,286)
  Transfers                                   (391,595)       (738,951)      (237,321)       (29,293)      (238,931)      (556,360)
  Other transfers from (to) the General
     Account                                       502           1,686            145           (932)           495           (100)
                                         --------------- -------------- -------------- -------------- -------------- ---------------
  Net increase (decrease) in net assets
     from policy transactions               (2,508,498)     (3,232,284)      (881,860)    (1,032,452)    (1,439,892)    (1,788,805)
                                         --------------- -------------- -------------- -------------- -------------- ---------------
  Net increase (decrease) in net assets      1,589,180      (4,082,245)       720,547     (2,530,790)       147,038     (1,366,016)

 NET ASSETS:
  Beginning of year                         22,362,307      26,444,552      8,313,047     10,843,837     12,223,314     13,589,330
                                         --------------- -------------- -------------- -------------- -------------- ---------------
  End of year                            $  23,951,487   $  22,362,307  $   9,033,594  $   8,313,047  $  12,370,352  $  12,223,314
                                         =============== ============== ============== ============== ============== ===============


The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                   INVESCO V.I.                JANUS ASPEN                       T. ROWE PRICE
                                               GLOBAL HEALTH CARE             JANUS PORTFOLIO                   INTERNATIONAL
                                               FUND SERIES I SHARES           SERVICE SHARES                    STOCK PORTFOLIO
                                         ----------------------------- ----------------------------- -------------------------------
                                               2012          2011            2012           2011          2012             2011
                                         -------------- -------------- -------------- -------------- ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $      (3,342) $      (3,226) $      (1,807) $      (2,317) $      30,370    $      46,103
  Net realized gain (loss)                      22,948          9,222         50,969         34,546        (14,310)          15,732
  Change in unrealized gain (loss)              65,277         13,368         83,918        (85,960)       791,901         (777,280)
                                         -------------- -------------- -------------- -------------- ---------------- --------------
  Net increase (decrease) in net assets
     from operations                            84,883         19,364        133,080        (53,731)       807,961         (715,445)
                                         -------------- -------------- -------------- -------------- ---------------- --------------

FROM POLICY TRANSACTIONS:
  Net premiums                                  29,959         33,415         47,965         53,011        266,142          291,732
  Terminations                                 (44,914)       (53,510)       (43,158)       (94,714)      (250,455)        (308,356)
  Insurance and other charges                  (28,471)       (29,079)       (64,604)       (70,815)      (325,024)        (366,862)
  Transfers                                     29,176         18,037        (62,735)       (15,782)        (9,311)        (108,923)
  Other transfers from (to) the General
     Account                                       (50)             -             (3)            29            159             (837)
                                         -------------- -------------- -------------- -------------- ---------------- --------------
  Net increase (decrease) in net assets
     from policy transactions                  (14,300)       (31,137)      (122,535)      (128,271)      (318,489)        (493,246)
                                         -------------- -------------- -------------- -------------- ---------------- --------------
  Net increase (decrease) in net assets         70,583        (11,773)        10,545       (182,002)       489,472       (1,208,691)

 NET ASSETS:
  Beginning of year                            447,081        458,854        789,358        971,360      4,694,181        5,902,872
                                         -------------- -------------- -------------- -------------- ---------------- --------------
  End of year                            $     517,664  $     447,081  $     799,903  $     789,358  $   5,183,653    $   4,694,181
                                         ============== ============== ============== ============== ================ ==============


The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     VEL II Account (the "Separate Account"), which funds the Vari-Exceptional Life 93 variable life insurance policies, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on June 10, 1993, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain flexible premium variable life insurance policies (the "Policies") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs").

     Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Twenty-one Sub-Accounts are currently offered by the Separate Account, all of which had activity during the year.

     Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
-----------
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
Delaware VIP Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain
(loss) in the

VEL II ACCOUNT

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements do not include transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

     The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                        Basis of Fair Value Measurement

    Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

    Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

     A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     UNITS OUTSTANDING AND UNIT FAIR VALUES BY DISTRIBUTION CATEGORY - The units outstanding represent the total number of units outstanding for the Sub-Account for the noted distribution category. A dash denotes the Sub-Account has no investors. The unit fair value is the measurement used in determining the value of a unit. The unit fair value varies to reflect the investment experience of the Sub-Account and any assessment of charges against the Sub-Account's net assets. A dash denotes the investment option is not available for the noted distribution category.

     STATEMENTS OF CHANGES IN NET ASSETS - Policy Owners may allocate their Policy Values to variable investment options in the Separate Account and to the Fixed Account, which is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate.

     Net Premiums represent payments received under the Policies (excluding amounts allocated to the Fixed Account) reduced by refunds made during the initial free-look period, and by applicable deductions, charges, and state premium taxes. Terminations are payments to Policy Owners and beneficiaries made under the terms of the Policies and amounts that Policy Owners have requested to be withdrawn and paid to them. Insurance and other charges are deductions from Policy Values for policy fees such as Cost of Insurance. Cost of Insurance are charges based on individual characteristics such as the age, Policy year, underwriting class, Face amount and sex of the insured. Transfers are amounts that Policy Owners have directed to be moved among funds, including

VEL II ACCOUNT

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

permitted transfers from and to the Fixed Account. Other transfers from (to) the General Account include Policy loan activity and death claims.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2012.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     On the Date of Issue and each Monthly Payment Date, Commonwealth Annuity deducts a Cost of Insurance Charge for the cost of insurance protection under the Policies; a charge for any optional insurance benefits added by rider, and an Administrative Charge as reimbursement for expenses related to issuance and maintenance of the Policies. The Charges for Optional Benefits vary depending upon the optional benefits selected and by the underwriting classification of the Insured. Commonwealth Annuity may also charge other one-time fees for certain Policy transactions, which are not listed in the following table. For more detailed information about fees and charges, refer to the product prospectus.

     The Policy Owner may allocate Policy deductions to one Sub-Account. In the absence of allocation instructions, or if the Sub-Account chosen does not have sufficient funds to cover Policy deductions, Commonwealth Annuity makes a pro-rata allocation among the Sub-Accounts in the Policy. No Policy deductions are made after the Final Premium Payment date. Policy fees may be waived by Commonwealth Annuity in certain cases at its discretion, and where permitted by law.

     Commonwealth Annuity also assesses a Mortality and Expense Risk Charge and a Separate Account Administrative Charge. The Mortality and Expense Risk Charge compensates Commonwealth Annuity for assuming mortality and expense risks for variable interests in the Policies. The mortality risk assumed by Commonwealth Annuity is that Insureds may live for a shorter time than anticipated, and that Commonwealth Annuity therefore will pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, Commonwealth Annuity absorbs the losses. If the charge is higher than mortality and expense risk expenses, the difference is a profit to Commonwealth Annuity. The Separate Account Administrative Charge reimburses Commonwealth Annuity for the costs of administering the Separate Account and the Sub-Accounts.

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account ("Unit Fair Value") or deducted from individual policies ("Individual Policy"). Current

VEL II ACCOUNT

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

fees and charges are summarized in the following table. For more detailed information about fees and charges, refer to the product prospectus.


                                                    VARI-EXCEPTIONAL LIFE 93
                                               ---------------------------------
Mortality and Expense Risk
   Frequency                                                 Daily
   Deduction Method                                     Unit Fair Value
   Rate (Annual)                                             0.65%

Separate Account Administrative Charge
   Frequency                                                 Daily
   Deduction Method                                     Unit Fair Value
   Rate (Current Annual)                                     0.15%
   Rate (Maximum Annual)                        0.25% during the first 10 policy
                                                 years, with no charge imposed
                                                           thereafter

Cost of Insurance Charge
   Frequency                                                Monthly
   Deduction Method                                    Individual Policy
   Rate (Annual)                                        Varies by Policy

Charges for Optional Benefits
   Frequency                                                Monthly
   Deduction Method                                    Individual Policy
   Rate (Annual)                                        Varies by Policy

Administrative  Charge
   Frequency                                                Monthly
   Deduction Method                                    Individual Policy
   Maximum Annual Fee                                          $5

     A surrender charge may be deducted upon request of a full surrender of the Policy or a decrease in the Face Amount if less than a certain number of years have lapsed from the Date of Issue or from the effective date of any increase in the Face Amount. The maximum surrender charge is a detailed calculation. For more information see the prospectus.

     Some states and municipalities impose premium taxes, which currently range up to 5.0%, on variable life policies.

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Policy terms. Detailed descriptions of these fees and charges are available in the product prospectus.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2012, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of the Goldman Sachs VIT funds.

VEL II ACCOUNT

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     The Goldman Sachs VIT funds' advisory agreement provided for each fund to pay a fee equal to an annual rate ranging from 0.22% to 0.98% of the fund's average daily net assets. According to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate ranging from 0.13% to 0.25% of the fund's average daily net assets.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2012 were as follows:

                            INVESTMENT PORTFOLIOS                                PURCHASES          SALES
                            ---------------------                                ---------          -----
AllianceBernstein VPS Large Cap Growth Portfolio Class B                     $      71,466    $     362,663
Delaware VIP International Value Equity Series Standard Class                      293,595          702,402
Fidelity VIP Asset Manager(SM) Portfolio Initial Class                             514,046          676,920
Fidelity VIP Equity-Income Portfolio Initial Class                               2,536,137        3,987,689
Fidelity VIP Growth Portfolio Initial Class                                        439,923        3,540,296
Fidelity VIP High Income Portfolio Initial Class                                   835,113          919,170
Fidelity VIP Overseas Portfolio Initial Class                                      327,849          879,530
FT VIP Franklin Large Cap Growth Securities Fund Class 2                            28,611          112,371
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2                       257,213          518,427
Goldman Sachs VIT Core Fixed Income Fund Service Shares                            719,449        1,549,016
Goldman Sachs VIT Equity Index Fund Service Shares                                 718,197        2,826,981
Goldman Sachs VIT Government Income Fund Service Shares                            380,457          587,408
Goldman Sachs VIT Growth Opportunities Fund Service Shares                       1,258,373        1,861,719
Goldman Sachs VIT Mid Cap Value Fund Service Shares                                175,192        1,927,269
Goldman Sachs VIT Money Market Fund Service Shares                                 653,703        1,751,102
Goldman Sachs VIT Strategic Growth Fund Service Shares                             302,906        2,860,308
Goldman Sachs VIT Strategic International Equity Fund Service Shares               332,793        1,108,876
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares                       270,282        1,600,829
Invesco V.I. Global Health Care Fund Series I Shares                               122,269          139,911
Janus Aspen Janus Portfolio Service Shares                                          32,289          142,748
T. Rowe Price International Stock Portfolio                                        346,716          634,835

VEL II ACCOUNT

NOTE 5 - FINANCIAL HIGHLIGHTS

     Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                                                         AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                                      --------------------            ----------------------------------------------
                                                       UNIT FAIR UNIT FAIR            INVESTMENT EXPENSE EXPENSE    TOTAL    TOTAL
                                                        VALUES    VALUES               INCOME    RATIOS  RATIOS   RETURNS   RETURNS
                                                        LOWEST    HIGHEST      NET     RATIOS    LOWEST  HIGHEST   LOWEST   HIGHEST
                                              UNITS     ($)(4)   ($)(4)    ASSETS ($)  (%)(1)    (%)(2)  (%)(2)  (%)(3)(4) (%)(3)(4)
                                            ---------- --------- --------- ---------- ---------- ------- ------- --------- ---------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
2012                                           804,083 0.958797  1.797147   1,430,738  0.03      0.65    0.80     15.19     15.37
2011                                         1,060,415 0.832339  1.557763   1,496,730  0.09      0.65    0.80     (4.05)    (3.90)
2010                                         1,327,140 0.867445  1.621019   1,783,210  0.27      0.65    0.80      8.95      9.12
2009                                         1,598,906 0.796173  1.485574   1,863,192   N/A      0.65    0.80     36.01     36.21
2008                                         1,919,106 0.585381  1.090612   1,529,012   N/A      0.65    0.80    (40.30)   (40.21)
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
2012                                         2,947,049 3.151402  2.131728   6,282,983  2.52      0.65    0.80     14.28     14.45
2011                                         3,189,538 2.757650  1.862565   5,974,744  1.25      0.65    0.80    (15.12)   (14.99)
2010                                         3,484,691 3.248889  2.191027   7,757,285  3.78      0.65    0.80     10.04     10.20
2009                                         3,803,264 2.952569  1.988192   7,818,038  3.12      0.65    0.80     33.65     33.85
2008                                         4,160,810 2.209174  1.485366   6,523,660  2.37      0.65    0.80    (42.88)   (42.80)
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO INITIAL CLASS
2012                                         2,351,263 2.731336  1.801299   4,235,637  1.55      0.65    0.80     11.58     11.75
2011                                         2,464,418 2.447825  1.611886   4,012,634  1.79      0.65    0.80     (3.34)    (3.19)
2010                                         2,963,817 2.532412  1.665064   5,053,060  1.69      0.65    0.80     13.35     13.52
2009                                         3,158,070 2.234131  1.466736   4,880,157  2.46      0.65    0.80     28.08     28.27
2008                                         3,116,441 1.744328  1.143450   3,907,364  2.70      0.65    0.80    (29.29)   (29.18)
FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
2012                                        13,260,946 3.763873  1.951748  25,906,936  3.02      0.65    0.80     16.37     16.55
2011                                        15,076,568 3.234413  1.674671  25,614,754  2.41      0.65    0.80      0.16      0.32
2010                                        16,940,123 3.229138  1.669412  29,316,218  1.79      0.65    0.80     14.23     14.40
2009                                        18,754,877 2.826921  1.459258  29,071,925  2.25      0.65    0.80     29.17     29.36
2008                                        20,944,825 2.188603  1.128054  25,923,299  2.44      0.65    0.80    (43.11)   (43.03)
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
2012                                        12,325,092 3.300673  1.939852  23,914,262  0.58      0.65    0.80     13.77     13.94
2011                                        13,848,379 2.901130  1.702464  23,738,739  0.35      0.65    0.80     (0.60)    (0.45)
2010                                        15,589,604 2.918635  1.710149  27,295,143  0.27      0.65    0.80     23.18     23.37
2009                                        17,300,039 2.369420  1.386249  25,506,991  0.44      0.65    0.80     27.26     27.45
2008                                        18,815,702 1.861875  1.087656  22,585,837  0.80      0.65    0.80    (47.59)   (47.51)

VEL II ACCOUNT

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                                      --------------------            ----------------------------------------------
                                                       UNIT FAIR UNIT FAIR            INVESTMENT EXPENSE EXPENSE    TOTAL    TOTAL
                                                        VALUES    VALUES               INCOME    RATIOS  RATIOS   RETURNS   RETURNS
                                                        LOWEST    HIGHEST      NET     RATIOS    LOWEST  HIGHEST   LOWEST   HIGHEST
                                              UNITS     ($)(4)   ($)(4)    ASSETS ($)  (%)(1)    (%)(2)  (%)(2)  (%)(3)(4) (%)(3)(4)
                                            ---------- --------- --------- ---------- ---------- ------- ------- --------- ---------
FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
2012                                         3,835,003 2.519315  2.207049   8,465,405  5.75      0.65    0.80     13.32     13.49
2011                                         4,069,326 2.223282  1.944768   7,928,674  6.57      0.65    0.80      3.20      3.35
2010                                         4,559,418 2.154387  1.881651   8,630,148  7.66      0.65    0.80     12.91     13.08
2009                                         5,053,163 1.907992  1.663946   8,516,542  7.88      0.65    0.80     42.81     43.02
2008                                         5,781,470 1.336069  1.163419   6,878,004  8.36      0.65    0.80    (25.59)   (25.47)
FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS
2012                                         3,183,447 2.362715  2.153842   6,857,615  1.94      0.65    0.80     19.77     19.96
2011                                         3,507,442 1.972628  1.795524   6,305,745  1.38      0.65    0.80    (17.83)   (17.70)
2010                                         3,786,393 2.400585  2.181747   8,296,438  1.36      0.65    0.80     12.21     12.38
2009                                         4,386,330 2.139388  1.941421   8,617,210  2.14      0.65    0.80     25.52     25.71
2008                                         4,837,452 1.704448  1.544396   7,605,054  2.56      0.65    0.80    (44.25)   (44.17)
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND CLASS 2
2012                                           344,904 1.054372  1.720073     592,824  0.82      0.65    0.80     11.47     11.64
2011                                           448,923 0.945857  1.540708     608,554  0.66      0.65    0.80     (2.30)    (2.15)
2010                                           507,121 0.968079  1.574511     680,445  0.83      0.65    0.80     10.70     10.86
2009                                           578,186 0.874541  1.420236     673,766  1.43      0.65    0.80     28.69     28.89
2008                                           736,686 0.679547  1.101904     636,815  1.30      0.65    0.80    (35.05)   (34.95)
FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND CLASS 2
2012                                         1,090,534 1.311104  2.179930   2,361,889   N/A      0.65    0.80      9.97     10.13
2011                                         1,382,215 1.192289  1.979389   2,535,912   N/A      0.65    0.80     (5.59)    (5.45)
2010                                         1,681,508 1.262920  2.093480   3,064,444   N/A      0.65    0.80     26.60     26.79
2009                                         2,013,796 0.997547  1.651089   2,742,888   N/A      0.65    0.80     42.43     42.64
2008                                         2,541,643 0.700392  1.157513   2,303,163   N/A      0.65    0.80    (42.96)   (42.87)
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2012                                         5,496,279 2.395529  1.456701   8,013,411  2.25      0.65    0.80      5.87      6.03
2011                                         6,061,060 2.262708  1.373854   8,491,624  2.50      0.65    0.80      6.11      6.27
2010                                         6,481,443 2.132455  1.292808   8,858,020  3.03      0.65    0.80      6.32      6.48
2009                                         6,893,869 2.005751  1.214152   9,064,705  4.85      0.65    0.80     13.76     13.94
2008                                         7,350,937 1.763083  1.065649   8,830,900  5.00      0.65    0.80     (9.31)    (9.18)

VEL II ACCOUNT

                                                         AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                                      --------------------            ----------------------------------------------
                                                       UNIT FAIR UNIT FAIR            INVESTMENT EXPENSE EXPENSE    TOTAL    TOTAL
                                                        VALUES    VALUES               INCOME    RATIOS  RATIOS   RETURNS   RETURNS
                                                        LOWEST    HIGHEST      NET     RATIOS    LOWEST  HIGHEST   LOWEST   HIGHEST
                                              UNITS     ($)(4)   ($)(4)    ASSETS ($)  (%)(1)    (%)(2)  (%)(2)  (%)(3)(4) (%)(3)(4)
                                            ---------- --------- --------- ---------- ---------- ------- ------- --------- ---------
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2012                                        10,807,895 3.669692  1.931026  20,873,972  1.80      0.65    0.80     14.63     14.80
2011                                        11,932,170 3.201476  1.682100  20,316,630  1.59      0.65    0.80      0.93      1.09
2010                                        13,240,497 3.171822  1.664003  22,901,374  1.62      0.65    0.80     14.00     14.18
2009                                        14,017,193 2.782189  1.457395  22,508,382  2.00      0.65    0.80     25.27     25.46
2008                                        15,119,714 2.220882  1.161604  20,675,873  1.70      0.65    0.80    (37.77)   (37.67)
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
2012                                         2,323,114 2.227506  1.389048   3,231,828  0.76      0.65    0.80      1.96      2.12
2011                                         2,510,300 2.184663  1.360259   3,468,468  0.93      0.65    0.80      5.50      5.66
2010                                         2,675,556 2.070815  1.287426   3,682,971  1.73      0.65    0.80      4.35      4.51
2009                                         2,989,053 1.984433  1.231856   4,120,910  3.48      0.65    0.80      5.59      5.75
2008                                         3,177,942 1.879425  1.164903   4,352,416  4.35      0.65    0.80      2.33      2.48
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2012                                         4,069,741 5.471152  3.129174  12,740,434   N/A      0.65    0.80     18.48     18.66
2011                                         4,528,778 4.617921  2.637192  12,147,674   N/A      0.65    0.80     (4.74)    (4.59)
2010                                         5,179,545 4.847601  2.764180  14,836,901   N/A      0.65    0.80     18.41     18.59
2009                                         5,731,065 4.094015  2.330944  14,337,087   N/A      0.65    0.80     57.32     57.56
2008                                         6,447,981 2.602285  1.479384  10,653,689   N/A      0.65    0.80    (41.28)   (41.19)
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2012                                         5,385,611 5.146997  2.498515  13,470,910  0.92      0.65    0.80     17.24     17.42
2011                                         6,031,560 4.390131  2.127888  13,095,545  0.52      0.65    0.80     (7.34)    (7.20)
2010                                         6,763,682 4.738008  2.293035  16,221,520  0.44      0.65    0.80     23.70     23.88
2009                                         7,440,232 3.830371  1.850977  14,971,602  1.54      0.65    0.80     31.72     31.92
2008                                         8,277,440 2.907978  1.403121  13,088,237  0.75      0.65    0.80    (37.71)   (37.62)
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2012                                         5,035,457 1.545975  1.101098   5,586,606  0.01      0.65    0.80     (0.80)    (0.65)
2011                                         5,943,934 1.558404  1.108340   6,684,005  0.01      0.65    0.80     (0.79)    (0.65)
2010                                         5,652,628 1.570877  1.115575   6,586,299  0.01      0.65    0.80     (0.80)    (0.65)
2009                                         6,073,597 1.583502  1.122824   7,498,270  0.16      0.65    0.80     (0.65)    (0.50)
2008                                         6,260,337 1.593927  1.128495   8,112,349  2.25      0.65    0.80      1.43      1.59

VEL II ACCOUNT

                                                         AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                                      --------------------            ----------------------------------------------
                                                       UNIT FAIR UNIT FAIR            INVESTMENT EXPENSE EXPENSE    TOTAL    TOTAL
                                                        VALUES    VALUES               INCOME    RATIOS  RATIOS   RETURNS   RETURNS
                                                        LOWEST    HIGHEST      NET     RATIOS    LOWEST  HIGHEST   LOWEST   HIGHEST
                                              UNITS     ($)(4)   ($)(4)    ASSETS ($)  (%)(1)    (%)(2)  (%)(2)  (%)(3)(4) (%)(3)(4)
                                            ---------- --------- --------- ---------- ---------- ------- ------- --------- ---------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2012                                        12,383,352 2.724080  1.933793  23,951,487  0.45      0.65    0.80     18.67     18.85
2011                                        13,693,998 2.295483  1.627071  22,362,307  0.21      0.65    0.80     (3.64)    (3.49)
2010                                        15,419,967 2.382196  1.685987  26,444,552  0.19      0.65    0.80      9.61      9.78
2009                                        16,882,549 2.173265  1.535794  27,251,341  0.21      0.65    0.80     46.32     46.54
2008                                        19,026,990 1.485314  1.048045  21,627,388   N/A      0.65    0.80    (42.41)   (42.33)
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2012                                         5,231,520 1.874867  1.726372   9,033,594  1.86      0.65    0.80     19.92     20.10
2011                                         5,771,212 1.563418  1.437422   8,313,047  3.03      0.65    0.80    (15.84)   (15.72)
2010                                         6,312,447 1.857758  1.705449  10,843,837  1.26      0.65    0.80      9.20      9.37
2009                                         7,004,087 1.701166  1.559336  11,104,994  1.61      0.65    0.80     27.34     27.54
2008                                         7,905,662 1.335885  1.222665   9,908,249  2.68      0.65    0.80    (46.52)   (46.44)
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2012                                         7,268,423 2.733430  1.700936  12,370,352  1.52      0.65    0.80     13.23     13.40
2011                                         8,107,150 2.414113  1.499959  12,223,314  1.45      0.65    0.80      3.07      3.22
2010                                         9,130,322 2.342288  1.453132  13,589,330  1.25      0.65    0.80     11.70     11.87
2009                                        10,024,865 2.096984  1.298991  13,738,294  1.83      0.65    0.80     19.92     20.11
2008                                        11,149,731 1.748592  1.081545  13,107,657  1.31      0.65    0.80    (37.63)   (37.54)
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
2012                                           246,556 1.490768  2.100727     517,664   N/A      0.65    0.80     19.93     20.11
2011                                           289,180 1.243008  1.748953     447,081   N/A      0.65    0.80      3.12      3.27
2010                                           314,815 1.205437  1.693521     458,854   N/A      0.65    0.80      4.45      4.61
2009                                           348,365 1.154072  1.618907     464,952  0.35      0.65    0.80     26.65     26.85
2008                                           398,580 0.911199  1.276287     400,123   N/A      0.65    0.80    (29.19)   (29.08)
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
2012                                           415,554 1.004983  1.926303     799,903  0.44      0.65    0.80     17.34     17.52
2011                                           534,340 0.856487  1.639190     789,358  0.43      0.65    0.80     (6.30)    (6.15)
2010                                           703,805 0.914034  1.746687     971,360  0.36      0.65    0.80     13.34     13.52
2009                                           870,986 0.806425  1.538724     993,916  0.40      0.65    0.80     34.93     35.13
2008                                         1,177,683 0.597678  1.138703     935,759  0.60      0.65    0.80    (40.35)   (40.26)

VEL II ACCOUNT

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                         AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                                      --------------------            ----------------------------------------------
                                                       UNIT FAIR UNIT FAIR            INVESTMENT EXPENSE EXPENSE    TOTAL    TOTAL
                                                        VALUES    VALUES               INCOME    RATIOS  RATIOS   RETURNS   RETURNS
                                                        LOWEST    HIGHEST      NET     RATIOS    LOWEST  HIGHEST   LOWEST   HIGHEST
                                              UNITS     ($)(4)   ($)(4)    ASSETS ($)  (%)(1)    (%)(2)  (%)(2)  (%)(3)(4) (%)(3)(4)
                                            ---------- --------- --------- ---------- ---------- ------- ------- --------- ---------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2012                                         2,380,901 1.880458  2.178212   5,183,653  1.27      0.65    0.80     17.49     17.67
2011                                         2,550,306 1.600505  1.851136   4,694,181  1.52      0.65    0.80    (13.53)   (13.40)
2010                                         2,809,760 1.851001  2.137611   5,902,872  0.92      0.65    0.80     13.54     13.71
2009                                         3,096,613 1.630266  1.879843   5,646,450  2.65      0.65    0.80     51.17     51.40
2008                                         3,588,652 1.078436  1.241657   4,248,553  1.99      0.65    0.80    (49.11)   (49.04)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to policy owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

NOTE 6 - SUBSEQUENT EVENTS

     In the second quarter of 2013, Goldman Sachs plans to contribute several of its insurance subsidiaries, including Commonwealth Annuity, to Global Atlantic Financial Group ("GAFG"), a newly formed Cayman Islands company, and then sell approximately 80% of the ordinary shares of GAFG to third party investors. As a result of this transaction, Commonwealth Annuity will become a wholly-owned subsidiary of Global Atlantic (Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of GAFG.

                           PART C: OTHER INFORMATION

ITEM 26. EXHIBITS

(A) BOARD OF DIRECTORS RESOLUTION.

      Certified copy of Resolutions of the Board of Directors of the Company of January 21, 1993 establishing the VEL II Account was previously filed on February 13, 1998 in Post-Effective Amendment No. 10 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(B)  CUSTODIAN AGREEMENTS.

      Not applicable.

(C)  UNDERWRITING CONTRACTS.

     (1) Registered Representatives/Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (2) Sales Agreements with broker-dealers were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein.

     (3) Agreements with broker-dealer were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein.

     (4) Commission Schedule was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (5) General Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (6) Career Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (7) Consolidated Underwriting and Administrative Service Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (8) Form of Selling Agreement by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 to Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (9) Service Agreement dated March 13, 2012 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2 and Security Distributors, Inc. was previously filed on April 25, 2012 in Post-Effective Amendment No. 30 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (10) Shared Service Agreement dated August 5, 2010 by and between Commonwealth Annuity and Epoch Securities is filed in Post-Effective Amendment No. 34 to Registration Statement No. 33-39702/811-6293 on Form N-4, and is incorporated by reference herein..

(D)  POLICY.

     (1) Policy and Initial Policy endorsements were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein. The following endorsements were previously filed on February 27, 1998 in Post-Effective Amendment No. 8 of this Registration Statement on Form S-6, and are incorporated by reference herein.

     (2) Paid-Up Life Insurance Option Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (3) Preferred Loan Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (4) 403(b) Life Insurance Policy Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

     (5) Guaranteed Death Benefit Rider was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(E)  APPLICATION.

     (1) Application was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(F)  DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.

     (1) Articles of Organization and Bylaws, as amended, of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Bylaws, as amended of the Company, effective as of December 30, 2005 were previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Articles of Incorporation and Bylaws, as amended of the Company, effective as of October 1, 1995 were previously filed on September 29, 1995 in Post-Effective Amendment No. 5 of this Registration Statement on Form S-6, and are incorporated by reference herein.

(G)  REINSURANCE CONTRACTS.

     (1) Reinsurance contract dated January 1, 2001 among Allmerica Financial Life Insurance and Annuity Company and Reinsurance Company of Missouri, Inc. was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (2) Reinsurance contract dated January 1, 1998 among Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (3) Reinsurance contract dated January 1, 1995 among State Mutual Life Assurance Company of America and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (4) Reinsurance contract dated January 1, 1994 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (5) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company of America and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (6) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company and The Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (7) Reinsurance contract dated February 26, 1991 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (8) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed in on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (9) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed in on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (10) Reinsurance contract dated July 1, 1986 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (11) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (12) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (13) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(H)  PARTICIPATION AGREEMENTS.

     (1) Amendment to the Delaware VIP Trust Participation Agreement dated December 31, 2007 was previously filed on April 28, 2011 in Post-Effective Amendment No. 28 of Registration No.
            333-57792/811-7466 on Form S-6, and is incorporated by reference herein.

            Amendment dated May 1, 2001 to the Delaware Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein.

            Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 11 on Form S-6, and is incorporated by reference herein.

     (2) Amendment to the Participation Agreement dated May 1, 2013 with T. Rowe Price is filed in Post-Effective Amendment No. 34 to Registration Statement No. 33-39702/811-6293 on Form N-4, and is incorporated by reference herein.

            Amendment to Schedule A dated October 1, 2000 to the T. Rowe Price International Series, Inc. Participation Agreement was previously filed on April 27, 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein.

            Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 on Form S-6, and is incorporated by reference herein.

     (3) Amendment dated August 1, 2007 to the Participation Agreement with Janus Aspen Series was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

            Amendment dated February 25, 2000 to the Janus Aspen Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein.

            Participation Agreement between the Company and Janus Distributors, Inc. dated May 27, 1999 was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No.
            333-84879/811-09529 on Form S-6, and is incorporated by reference herein.

     (4) Amendment dated January 15, 2013 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company is filed in Post-Effective Amendment No. 34 to Registration Statement No. 33-39702/811-6293 on Form N-4, and is incorporated by reference herein.

            Amendment dated August 16, 2010 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 28, 2011 in Post-Effective Amendment No. 28 of Registration No. 333-57792/811-7466 on Form S-6, and is incorporated by reference herein.

            Amendments No. 2 and 1 dated May 1, 2009 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein.

            Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (5) Amendment No. 1 dated April 30, 2010 and Amendment to the Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 28, 2011 in Post-Effective Amendment No. 28 of Registration No. 333-57792/811-7466 on Form S-6, and is incorporated by reference herein.

            Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (6) Amendment dated October 31, 2001 to the INVESCO Participation Agreement was previously filed on April 26,

            2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein.

            Participation Agreement dated March 21, 2000 between the Company and INVESCO Variable Investments Funds, Inc. were previously filed in April 2002 in Post-Effective Amendment No. 15 of Registration Statement No. 33-57792/811-7466 on Form S-6, and are incorporated by reference herein.

     (7) Amendment dated May 1, 2011 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 28, 2012 in Post-Effective Amendment No. 29 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

            Amendment dated May 1, 2011, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company were previously filed on April 28, 2012 in Post-Effective Amendment No. 29 of Registration No. 333-57792/811-7466 on Form S-6, and are incorporated by reference herein.

            Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 28, 2011 in Post-Effective Amendment No. 28 of Registration No. 333-57792/811-7466 on Form S-6, and is incorporated by reference herein.

            Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (8) Amendment 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the AIM Participation Agreement dated July 27, 1998 was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

            Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (9) First Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement with Fidelity Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein.

(I)  ADMINISTRATIVE CONTRACTS.

     (1) Third Party Adminstrator Agreement (TPA) between se2, Inc., Security Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated April 1, 2013 is filed in Amendment No. 34 of Registration Statement No. 33-39702/811-6293 on Form N-4, and is incorporated by reference herein.

     (2) Work Assignment dated April 1, 2013 by and between se2, Inc., Security Distributors, Inc., and Commonwealth Annuity and Life Insurance Company is filed in Amendment No. 34 of Registration Statement No. 33-39702/811-6293 on Form N-4, and is incorporated by reference herein.

     (3)    Directors' Powers of Attorney are filed herewith.

(J)  OTHER MATERIAL CONTRACTS.

            Not Applicable.

(K)  LEGAL OPINION.

            Opinion of Counsel was previously filed on April 25, 2008 in Post-Effective Amendment No. 24 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

(L)  ACTUARIAL OPINION.

            Not Applicable. The Registration Statement does not include illustrations.

(M)  CALCULATION.

            Not Applicable. The Registration Statement does not include illustrations.

(N)  OTHER OPINIONS.

            Consent of Independent Registered Public Accounting Firm is filed herewith.

(O)  OMITTED FINANCIAL STATEMENTS.

            Financial Statements included in Part B Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for the VEL II Account of Commonwealth Annuity and Life Insurance Company.

(P)  INITIAL CAPITAL AGREEMENTS.

            Not Applicable.

(Q)  REDEEMABILITY EXEMPTION.

            Not Applicable. Any such disclosures are included in the prospectus and/or SAI.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

      The principal business address of most of the following Directors and Officers* is:

      200 West St
      New York, NY 10282-2198

      The principal business address of the other following Directors and Officers is:

      132 Turnpike Road, Suite 210
      Southborough, MA 01772.

                DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

---------------------------------------------------------------------------------------------------------
Allan Levine*                   Chairman of the Board of Directors
---------------------------------------------------------------------------------------------------------
Manda J. D'Agata*               Director, Vice President and Treasurer
---------------------------------------------------------------------------------------------------------
Kathleen M. Redgate*            Director
---------------------------------------------------------------------------------------------------------
Michael S. Rotter*              Director and Vice Chairman
---------------------------------------------------------------------------------------------------------
Nicholas Helmuth von Moltke*    Director, President and Chief Executive Officer
---------------------------------------------------------------------------------------------------------
Gilles M. Dellaert*             Vice President and Chief Investment Officer
---------------------------------------------------------------------------------------------------------
Robert J. Egan                  Vice President & and Chief Actuary
---------------------------------------------------------------------------------------------------------
John J. Fowler                  Senior Vice President and Chief Financial Officer
---------------------------------------------------------------------------------------------------------
Jane S. Grosso                  Vice President and Controller
---------------------------------------------------------------------------------------------------------
Jonathan Hecht*                 Vice President
---------------------------------------------------------------------------------------------------------
Kim Lee*                        Vice President & Chief Risk Officer
---------------------------------------------------------------------------------------------------------
Kevin F. Leavey                 Vice President and Product Actuary
---------------------------------------------------------------------------------------------------------
Justin MacNeil                  Vice President - Tax
---------------------------------------------------------------------------------------------------------
Samuel Ramos*                   Vice President & Assistant Corporate Secretary
---------------------------------------------------------------------------------------------------------
Jason M. Roach                  Vice President-Operations
---------------------------------------------------------------------------------------------------------
Scott D. Silverman              Senior Vice President, General Counsel and Corporate Secretary
---------------------------------------------------------------------------------------------------------
Sheila B. St. Hilaire           Vice President-Legal and Assistant Secretary
---------------------------------------------------------------------------------------------------------
Joel Volcy                      Senior Vice President and Chief Operating Officer
---------------------------------------------------------------------------------------------------------
Margot K. Wallin                Vice President , Special Investigative Officer & Chief Compliance Officer
---------------------------------------------------------------------------------------------------------
Robert E. Winawer               Vice President -Risk
---------------------------------------------------------------------------------------------------------

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

                         THE GOLDMAN SACHS GROUP, INC.

These entities are directly or indirectly controlled by or under common control with the Company.

                                                                                                                      STATE/
                                                                                                                      COUNTRY
ROW                                                                      NAICS                           STATE/       OF
ID  DEPTH LEGAL ENTITY NAME                                              CODES/DESCRIPTIONS  CITY        PROVINCE     INCORPORATION
-----------------------------------------------------------------------------------------------------------------------------------

1     1   THE GOLDMAN SACHS GROUP, INC.                                  523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
2     2     1000 DEAN INVESTOR LLC                                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3     2     77 WATER STREET MANAGEMENT CO. LLC                           561110 - Office      Wilmington    DE        Delaware
                                                                         administration
                                                                         services
4     2     986 E 181ST ST LIHTC LLC                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
5     2     ARCHON GEN-PAR, INC.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
6     3       ARCHON GROUP, L.P.                                         541611 -             Irving        TX        Delaware
                                                                         Administrative
                                                                         Management and
                                                                         General Management
                                                                         Consulting Services
7     4         ARCHON ACQUISITION, LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
8     4         ARCHON ADMINISTRATIVE SERVICES, L.L.C.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
9     4         ARCHON INTERNATIONAL HOLDINGS, L.L.C.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
10    5           GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA      525990 - Other       Mexico City             MEXICO
                                                                         Financial Vehicles
11    4         ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.              525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
12    5           ARCHON RESIDENTIAL MANAGEMENT, L.P.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
13    4         ARCHON RESIDENTIAL MANAGEMENT, L.P.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
14    4         AVELO MORTGAGE, L.L.C.                                   522292 - Real Estate Wilmington    DE        Delaware
                                                                         Credit
15    4         AWH ARCHON GEN-PAR, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
16    5           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
17    4         BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                    522390 - Other       Irving        TX        Delaware
                                                                         Activities Related
                                                                         to Credit
                                                                         Intermediation
18    4         GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA        525990 - Other       Mexico City             MEXICO
                                                                         Financial Vehicles
19    2     ARCHON GROUP, L.P.                                           541611 -             Irving        TX        Delaware
                                                                         Administrative
                                                                         Management and
                                                                         General Management
                                                                         Consulting Services
20    2     ARCHON INTERNATIONAL, INC.                                   551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
21    3       ARCHON CAPITAL BANK DEUTSCHLAND GMBH                       522110 - Commercial  Hof                     GERMANY
                                                                         Banking
22    4         ARCHON GROUP DEUTSCHLAND GMBH                            525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
23    3       ARCHON GROUP ITALIA, S.R.L.                                523999 -             Milan                   ITALY
                                                                         Miscellaneous                                (OTHER)
                                                                         Financial Investment
                                                                         Activities
24    4         SGC S.R.L. SOCIETA GESTIONE CREDITI                      525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
25    5           SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI S.P.A.  525990 - Other       London                  ITALY
                                                                         Financial Vehicles                           (OTHER)
26    5           SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL    52399 - All Other    Milan                   ITALY
                                                                         Financial Investment                         (OTHER)
                                                                         Activities
27    2     ARIEL CAPITAL REINSURANCE COMPANY, LIMITED                   524130 - Reinsurance Hamilton                BERMUDA
                                                                         Carriers
28    2     ARROW CORPORATE MEMBER HOLDINGS LLC                          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
29    3       ARIEL INDEMNITY LIMITED                                    524130 - Reinsurance Hamilton                BERMUDA
                                                                         Carriers
30    3       GOLDMAN SACHS PROPERTY AND CASUALTY                        524298 - All Other   London                  UNITED
                                                                         Insurance Related                            KINGDOM
                                                                         Activities                                   (OTHER)
31    4         ARIEL CORPORATE MEMBER LIMITED                           524210 - Insurance   London                  UNITED
                                                                         Agencies and                                 KINGDOM
                                                                         Brokerages                                   (OTHER)
32    2     ARROW REINSURANCE COMPANY, LIMITED                           524130 - Reinsurance Hamilton                BERMUDA
                                                                         Carriers
33    2     AUGUSTA ADVISORS, L.L.C.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
34    3       AUGUSTA, L.P.                                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
35    2     BIRCHFIELD ESTATES LTD                                       531120 - Lessors of  London                  UNITED
                                                                         nonresidential                               KINGDOM
                                                                         buildings (except                            (OTHER)
                                                                         mini warehouses)
36    2     BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.          531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
37    2     BRIDGE STREET 2011 ADVISORS, L.L.C.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
38    3       BRIDGE STREET 2011, L.P.                                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
39    2     BRIDGE STREET 2011 OFFSHORE ADVISORS, INC.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
40    3       BRIDGE STREET 2011 OFFSHORE, L.P.                          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
41    4         BRIDGE STREET 2011 OFFSHORE EDGEMARC, INC.               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
42    2     BRIDGE STREET 2012 ADVISORS, L.L.C.                          525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
43    3       BRIDGE STREET 2012, L.P.                                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
44    4         GS HEAL HOLDINGS LIMITED                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
45    2     BRIDGE STREET 2012 OFFSHORE ADVISORS, INC.                   525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
46    3       BRIDGE STREET 2012 HOLDINGS, L.P.                          525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
47    4         INTERLINE BRANDS, INC.                                   0 - N/A              Jacksonville  FL        Delaware
48    4         SPARTANSHIELD HOLDINGS                                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
49    5           TRANSUNION HOLDING COMPANY, INC.                       551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
50    6             TRANSUNION CORP.                                     551112 - Offices of  Chicago       IL        Delaware
                                                                         Other Holding
                                                                         Companies
51    7               TRANS UNION LLC                                    56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
52    8                 CENTRAL SOURCE, LLC                              56145 - Credit       Jacksonville  FL        Delaware
                                                                         Bureaus
53    8                 DECISION SYSTEMS, INC.                           56145 - Credit       Chicago       IL        Georgia
                                                                         Bureaus
54    8                 NEW MANAGEMENT SERVICES, LLC                     56145 - Credit       Jacksonville  FL        Georgia
                                                                         Bureaus
55    8                 ONLINE DATA EXCHANGE, LLC                        56145 - Credit       Jacksonville  FL        Delaware
                                                                         Bureaus
56    8                 OPT-OUT SERVICES, LLC                            56145 - Credit       Jacksonville  FL        Delaware
                                                                         Bureaus
57    8                 SOLUCIONES DE INFORMATICA DE CENTROAMERICA       56145 - Credit       Montano                 GUATEMALA
                          (SICE), S.A.                                   Bureaus
58    8                 TRANS UNION CENTRAL AMERICA, S.A.                551112 - Offices of  San Jose                PANAMA
                                                                         Other Holding
                                                                         Companies
59    9                   TRANS UNION COSTA RICA, S.A.                   56145 - Credit       San Jose                COSTA RICA
                                                                         Bureaus
60    10                    TRANS UNION HONDURAS - BURO DE CREDITO, S.A. 56145 - Credit       Tegucigalpa             HONDURAS
                                                                         Bureaus
61    10                    TRANS UNION NICARAGUA, S.A.                  56145 - Credit       Managua                 NICARAGUA
                                                                         Bureaus
62    9                   TRANS UNION GUATEMALA, S.A.                    56145 - Credit       Guatemala               GUATEMALA
                                                                         Bureaus              City
63    9                   TRANS UNION HONDURAS - BURO DE CREDITO, S.A.   56145 - Credit       Tegucigalpa             HONDURAS
                                                                         Bureaus
64    9                   TRANS UNION NICARAGUA, S.A.                    56145 - Credit       Managua                 NICARAGUA
                                                                         Bureaus
65    9                   TRANSUNION EL SALVADOR, S.A. DE C.V.           56145 - Credit       San Salvador            EL SALVADOR
                                                                         Bureaus
66    8                 TRANS UNION CONTENT SOLUTIONS LLC                56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
67    8                 TRANS UNION DE MEXICO, S.A.                      56145 - Credit       Mexico                  MEXICO
                                                                         Bureaus
68    9                   SERVICIOS Y ASESORIA SCOBC                     56145 - Credit       Mexico                  MEXICO
                                                                         Bureaus
69    8                 TRANS UNION INTERNATIONAL INC.                   551112 - Offices of  Chicago       IL        Delaware
                                                                         Other Holding
                                                                         Companies
70    9                   CENTRO DE INFORMACION Y ESTUDIOS ESTRATEGICOS  551112 - Offices of  SANTO DOMINGO           DOMINICAN
                            EMPRESARIALES S.A.                           Other Holding                                REPUBLIC
                                                                         Companies
71    10                    TRANS UNION S.A.                             56145 - Credit       SANTO DOMINGO           DOMINICAN
                                                                         Bureaus                                      REPUBLIC
72    9                   CREDIT INFORMATION BUREAU (INDIA) LIMITED      56145 - Credit       Mumbai                  INDIA
                                                                         Bureaus                                      (OTHER)
73    9                   CREDIT REPORTING SERVICES LIMITED              56145 - Credit       Port of Spain           TRINIDAD &
                                                                         Bureaus                                      TOBAGO
74    9                   SOLUCIONES DE INFORMATICA DE CENTROAMERICA     56145 - Credit       Montano                 GUATEMALA
                            (SICE), S.A.                                 Bureaus
75    9                   TRANS UNION CRIF DECISION SOLUTIONS LLC        56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
76    9                   TRANS UNION DE PUERTO RICO, INC.               56145 - Credit       San Juan                PUERTO RICO
                                                                         Bureaus
77    9                   TRANS UNION SOFTWARE SERVICES PRIVATE LIMITED  56145 - Credit       Mumbai                  INDIA
                                                                         Bureaus                                      (OTHER)
78    9                   TRANSUNION COLOMBIA LTDA.                      56145 - Credit       Bogota                  COLOMBIA
                                                                         Bureaus
79    9                   TRANSUNION CRIF DECISION SOLUTIONS S.A. DE C.V 56145 - Credit       Mexico D.F.             MEXICO
                                                                         Bureaus
80    9                   TRANSUNION INTERNATIONAL HOLDINGS, LLC         551112 - Offices of  Chicago       IL        Delaware
                                                                         Other Holding
                                                                         Companies
81    10                    TRANSUNION SOLUCIONES DE INFORMACION, S. DE  56145 - Credit       Col Polanco             MEXICO
                              R.L DE C.V                                 Bureaus
82    9                   TRANSUNION SOLUCIONES DE INFORMACION, S. DE    56145 - Credit       Col Polanco             MEXICO
                            R.L DE C.V                                   Bureaus
83    9                   VAIL SYSTEMEN GROEP, B.V.                      551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
84    10                    D&B TRANSUNION ANALYTIC AND DECISIONSERVICES 56145 - Credit       Chennai                 INDIA
                              PRIVATE LIMITED                            Bureaus                                      (OTHER)
85    10                    DATABUSINESS S.A.                            56145 - Credit       Santiago                CHILE
                                                                         Bureaus
86    10                    MOUSSORO PARTICIPACOES LTDA.                 551112 - Offices of  Sao Paulo     SP        BRAZIL
                                                                         Other Holding
                                                                         Companies
87    11                      CRIVO SISTEMAS EM INFORMATICA LTDA.        56145 - Credit       Sao Paulo     SP        BRAZIL
                                                                         Bureaus
88    10                    STS VAIL BEHEEREN ADMINISTRACION S. DE. R.L. 56145 - Credit       Mexico City             MEXICO
                              DE C.V.                                    Bureaus
89    10                    TRANSUNION KENYA LIMITED                     56145 - Credit       Nairobi                 KENYA
                                                                         Bureaus
90    10                    TRANSUNION NETHERLANDS I B.V.                551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
91    11                      TRANSUNION ASIA LIMITED                    56145 - Credit       Tsim Sha Tsui           HONG KONG
                                                                         Bureaus
92    12                        TRANSUNION COMPANY OF VIETNAM LTD.       56145 - Credit       Ho Chi Minh             VIETNAM
                                                                         Bureaus              City
93    12                        TRANSUNION INFORMATION TECHNOLOGY LTD.   56145 - Credit       Beijing                 CHINA,
                                                                         Bureaus                                      PEOPLES
                                                                                                                      REPUBLIC OF
94    11                      TRANSUNION LIMITED                         56145 - Credit       Tsim Sha Tsui           HONG KONG
                                                                         Bureaus
95    10                    TRANSUNION NETHERLANDS II B.V.               551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
96    11                      MOUSSORO PARTICIPACOES LTDA.               551112 - Offices of  Sao Paulo     SP        BRAZIL
                                                                         Other Holding
                                                                         Companies
97    11                      TRANSUNION AFRICA (PTY) LTD.               56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
98    12                        BEHEER EN BELEGGINGSMAATCHAPIJ STIVACO   551112 - Offices of  Rotterdam               NETHERLANDS
                                  B.V.                                   Other Holding
                                                                         Companies
99    13                          STS VAIL BEHEEREN ADMINISTRACION S.    56145 - Credit       Mexico City             MEXICO
                                    DE. R.L. DE C.V.                     Bureaus
100   13                          TRANS UNION (PRIVATE) LTD.             56145 - Credit       Harare                  ZIMBABWE
                                                                         Bureaus
101   12                        CAMPBELL'S  CONSUMER ENQUIRIES (PTY)     56145 - Credit       Johannesburg            SOUTH AFRICA
                                  LTD.                                   Bureaus
102   12                        COMMERCIAL INFORMATION AGENCY (PTY) LTD. 56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
103   12                        ELABADIA INVESTMENT (PROPRIETARY) LTD.   551112 - Offices of  Johannesburg            SOUTH AFRICA
                                                                         Other Holding
                                                                         Companies
104   13                          TRANS UNION HPI (PTY) LTD.             56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
105   12                        ITC - BOTSWANA (PTY) LTD.                56145 - Credit       Gaborone      BC        BOTSWANA
                                                                         Bureaus
106   12                        TRANS UNION HPI (PTY) LTD.               56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
107   12                        TRANSUNION ANALYTIC AND DECISION         56145 - Credit       Johannesburg            SOUTH AFRICA
                                  SERVICES (PTY) LTD.                    Bureaus
108   12                        TRANSUNION AUTO INFORMATION SOLUTIONS    56145 - Credit       Johannesburg            SOUTH AFRICA
                                  (PTY) LTD.                             Bureaus
109   13                          AUTOLOCATOR (PTY) LTD.                 56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
110   12                        TRANSUNION CGS (PTY) LTD.                56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
111   12                        TRANSUNION CREDIT BUREAU (PTY) LTD.      56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
112   12                        TRANSUNION CREDIT BUREAU NAMIBIA (PTY)   56145 - Credit       Windhoek                NAMBIA
                                  LTD.                                   Bureaus
113   12                        TRANSUNION ITC (PTY) LTD.                56145 - Credit       Manzini                 SWAZILAND
                                                                         Bureaus
114   12                        TRANSUNION MEAD & MCGROUTHER (PTY) LTD.  56145 - Credit       Johannesburg            SOUTH AFRICA
                                                                         Bureaus
115   11                      TRANSUNION INFORMATION SOLUTIONS INC.      56145 - Credit       Makati City             PHILIPPINES
                                                                         Bureaus
116   11                      TRANSUNION OF CANADA, INC.                 56145 - Credit       Toronto       ON        CANADA
                                                                         Bureaus
117   8                 TRANSUNION CONSUMER SOLUTIONS LLC                56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
118   8                 TRANSUNION FINANCING CORPORATION                 56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
119   8                 TRANSUNION HEALTHCARE LLC                        56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
120   9                   DIVERSIFIED DATA DEVELOPMENT CORPORATION       56145 - Credit       Chicago       IL        California
                                                                         Bureaus
121   9                   FINANCIAL HEALTHCARE SYSTEMS, LLC              56145 - Credit       Chicago       IL        Colorado
                                                                         Bureaus
122   8                 TRANSUNION INTELLIGENCE LLC                      56145 - Credit       Chicago       IL        Nevada
                                                                         Bureaus
123   8                 TRANSUNION INTERACTIVE, INC.                     56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
124   8                 TRANSUNION RENTAL SCREENING SOLUTIONS, INC.      56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
125   9                   CREDIT RETRIEVER LLC                           56145 - Credit       Chicago       IL        Delaware
                                                                         Bureaus
126   8                 TRANSUNION TELEDATA, LLC                         56145 - Credit       Chicago       IL        Oregon
                                                                         Bureaus

                                                                                             TOTAL      TOTAL
                                                                                             VOTING     NON-VOTING
                                                                                             PERCENTAGE PERCENTAGE
ID  DEPTH  LEGAL ENTITY NAME                                                 COUNTRY         HELD       HELD       COMMENTS
----------------------------------------------------------------------------------------------------------------------------------
1     1    THE GOLDMAN SACHS GROUP, INC.                                     UNITED STATES     N/A         N/A     Top Entity
2     2      1000 DEAN INVESTOR LLC                                          UNITED STATES     N/A         N/A
3     2      77 WATER STREET MANAGEMENT CO. LLC                              UNITED STATES     N/A         N/A
4     2      986 E 181ST ST LIHTC LLC                                        UNITED STATES     N/A         N/A
5     2      ARCHON GEN-PAR, INC.                                            UNITED STATES     100         N/A
6     3        ARCHON GROUP, L.P.                                            UNITED STATES     N/A         N/A
7     4          ARCHON ACQUISITION, LLC                                     UNITED STATES     N/A         N/A
8     4          ARCHON ADMINISTRATIVE SERVICES, L.L.C.                      UNITED STATES     N/A         N/A
9     4          ARCHON INTERNATIONAL HOLDINGS, L.L.C.                       UNITED STATES     N/A         N/A
10    5            GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA         MEXICO            N/A         N/A
11    4          ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.                 UNITED STATES     100         N/A
12    5            ARCHON RESIDENTIAL MANAGEMENT, L.P.                       UNITED STATES     N/A         N/A
13    4          ARCHON RESIDENTIAL MANAGEMENT, L.P.                         UNITED STATES     N/A         N/A
14    4          AVELO MORTGAGE, L.L.C.                                      UNITED STATES     N/A         N/A
15    4          AWH ARCHON GEN-PAR, L.L.C.                                  UNITED STATES     N/A         N/A
16    5            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.              UNITED STATES     N/A         N/A
17    4          BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                       UNITED STATES     N/A         N/A
18    4          GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA           MEXICO            N/A         N/A
19    2      ARCHON GROUP, L.P.                                              UNITED STATES     N/A         N/A
20    2      ARCHON INTERNATIONAL, INC.                                      UNITED STATES     100         N/A
21    3        ARCHON CAPITAL BANK DEUTSCHLAND GMBH                          GERMANY           100         N/A
22    4          ARCHON GROUP DEUTSCHLAND GMBH                               GERMANY           100         N/A
23    3        ARCHON GROUP ITALIA, S.R.L.                                   ITALY (OTHER)     100         N/A
24    4          SGC S.R.L. SOCIETA GESTIONE CREDITI                         ITALY (OTHER)     100         N/A
25    5            SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI S.P.A.     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
26    5            SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL       ITALY (OTHER)     100         N/A
27    2      ARIEL CAPITAL REINSURANCE COMPANY, LIMITED                      BERMUDA           100         N/A
28    2      ARROW CORPORATE MEMBER HOLDINGS LLC                             UNITED STATES     N/A         N/A
29    3        ARIEL INDEMNITY LIMITED                                       BERMUDA           100         N/A
30    3        GOLDMAN SACHS PROPERTY AND CASUALTY                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
31    4          ARIEL CORPORATE MEMBER LIMITED                              UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Redeemable
                                                                                                                   shares.
32    2      ARROW REINSURANCE COMPANY, LIMITED                              BERMUDA           100         N/A
33    2      AUGUSTA ADVISORS, L.L.C.                                        UNITED STATES     N/A         N/A
34    3        AUGUSTA, L.P.                                                 UNITED STATES     N/A         N/A
35    2      BIRCHFIELD ESTATES LTD                                          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
36    2      BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.             UNITED STATES     N/A         32
37    2      BRIDGE STREET 2011 ADVISORS, L.L.C.                             UNITED STATES     N/A         N/A
38    3        BRIDGE STREET 2011, L.P.                                      UNITED STATES     N/A         N/A
39    2      BRIDGE STREET 2011 OFFSHORE ADVISORS, INC.                      CAYMAN ISLANDS    100         N/A
40    3        BRIDGE STREET 2011 OFFSHORE, L.P.                             CAYMAN ISLANDS    N/A         N/A
41    4          BRIDGE STREET 2011 OFFSHORE EDGEMARC, INC.                  UNITED STATES     100         N/A
42    2      BRIDGE STREET 2012 ADVISORS, L.L.C.                             UNITED STATES     N/A         N/A
43    3        BRIDGE STREET 2012, L.P.                                      UNITED STATES     N/A         N/A
44    4          GS HEAL HOLDINGS LIMITED                                    MAURITIUS         50          N/A
45    2      BRIDGE STREET 2012 OFFSHORE ADVISORS, INC.                      UNITED STATES     100         N/A
46    3        BRIDGE STREET 2012 HOLDINGS, L.P.                             UNITED STATES     N/A         N/A
47    4          INTERLINE BRANDS, INC.                                      UNITED STATES     81          N/A
48    4          SPARTANSHIELD HOLDINGS                                      UNITED STATES     N/A         N/A
49    5            TRANSUNION HOLDING COMPANY, INC.                          UNITED STATES     49          N/A
50    6              TRANSUNION CORP.                                        UNITED STATES     100         N/A
51    7                TRANS UNION LLC                                       UNITED STATES     N/A         N/A
52    8                  CENTRAL SOURCE, LLC                                 UNITED STATES     N/A         N/A
53    8                  DECISION SYSTEMS, INC.                              UNITED STATES     100         N/A
54    8                  NEW MANAGEMENT SERVICES, LLC                        UNITED STATES     N/A         N/A
55    8                  ONLINE DATA EXCHANGE, LLC                           UNITED STATES     N/A         N/A
56    8                  OPT-OUT SERVICES, LLC                               UNITED STATES     N/A         N/A
57    8                  SOLUCIONES DE INFORMATICA DE CENTROAMERICA (SICE),  GUATEMALA         100         N/A
                           S.A.
58    8                  TRANS UNION CENTRAL AMERICA, S.A.                   PANAMA            100         N/A
59    9                    TRANS UNION COSTA RICA, S.A.                      COSTA RICA        100         N/A
60    10                     TRANS UNION HONDURAS - BURO DE CREDITO, S.A.    HONDURAS          100         N/A
61    10                     TRANS UNION NICARAGUA, S.A.                     NICARAGUA         100         N/A
62    9                    TRANS UNION GUATEMALA, S.A.                       GUATEMALA         70          N/A
63    9                    TRANS UNION HONDURAS - BURO DE CREDITO, S.A.      HONDURAS          100         N/A
64    9                    TRANS UNION NICARAGUA, S.A.                       NICARAGUA         100         N/A
65    9                    TRANSUNION EL SALVADOR, S.A. DE C.V.              EL SALVADOR       99          N/A
66    8                  TRANS UNION CONTENT SOLUTIONS LLC                   UNITED STATES     N/A         N/A
67    8                  TRANS UNION DE MEXICO, S.A.                         MEXICO            25          N/A
68    9                    SERVICIOS Y ASESORIA SCOBC                        MEXICO            98          N/A
69    8                  TRANS UNION INTERNATIONAL INC.                      UNITED STATES     100         N/A
70    9                    CENTRO DE INFORMACION Y ESTUDIOS ESTRATEGICOS     DOMINICAN         94          N/A
                              EMPRESARIALES S.A.                             REPUBLIC
71    10                     TRANS UNION S.A.                                DOMINICAN         100         N/A
                                                                             REPUBLIC
72    9                    CREDIT INFORMATION BUREAU (INDIA) LIMITED         INDIA (OTHER)     27          N/A
73    9                    CREDIT REPORTING SERVICES LIMITED                 TRINIDAD & TOBAGO 65          N/A
74    9                    SOLUCIONES DE INFORMATICA DE CENTROAMERICA        GUATEMALA         100         N/A
                             (SICE), S.A.
75    9                    TRANS UNION CRIF DECISION SOLUTIONS LLC           UNITED STATES     N/A         N/A
76    9                    TRANS UNION DE PUERTO RICO, INC.                  PUERTO RICO       100         N/A
77    9                    TRANS UNION SOFTWARE SERVICES PRIVATE LIMITED     INDIA (OTHER)     100         N/A
78    9                    TRANSUNION COLOMBIA LTDA.                         COLOMBIA          N/A         N/A
79    9                    TRANSUNION CRIF DECISION SOLUTIONS S.A. DE C.V    MEXICO            50          N/A
80    9                    TRANSUNION INTERNATIONAL HOLDINGS, LLC            UNITED STATES     N/A         N/A
81    10                     TRANSUNION SOLUCIONES DE INFORMACION, S. DE R.L MEXICO            100         N/A
                               DE C.V
82    9                    TRANSUNION SOLUCIONES DE INFORMACION, S. DE R.L   MEXICO            100         N/A
                             DE C.V
83    9                    VAIL SYSTEMEN GROEP, B.V.                         NETHERLANDS       N/A         N/A
84    10                     D&B TRANSUNION ANALYTIC AND DECISIONSERVICES    INDIA (OTHER)     24          N/A
                               PRIVATE LIMITED
85    10                     DATABUSINESS S.A.                               CHILE             51          N/A
86    10                     MOUSSORO PARTICIPACOES LTDA.                    BRAZIL            100         N/A
87    11                       CRIVO SISTEMAS EM INFORMATICA LTDA.           BRAZIL            80          N/A
88    10                     STS VAIL BEHEEREN ADMINISTRACION S. DE. R.L. DE MEXICO            100         N/A
                               C.V.
89    10                     TRANSUNION KENYA LIMITED                        KENYA             100         N/A
90    10                     TRANSUNION NETHERLANDS I B.V.                   NETHERLANDS       100         N/A
91    11                       TRANSUNION ASIA LIMITED                       HONG KONG         100         N/A
92    12                         TRANSUNION COMPANY OF VIETNAM LTD.          VIETNAM           100         N/A
93    12                         TRANSUNION INFORMATION TECHNOLOGY LTD.      CHINA, PEOPLES    100         N/A
                                                                             REPUBLIC OF
94    11                       TRANSUNION LIMITED                            HONG KONG         56          N/A
95    10                     TRANSUNION NETHERLANDS II B.V.                  NETHERLANDS       100         N/A
96    11                       MOUSSORO PARTICIPACOES LTDA.                  BRAZIL            100         N/A
97    11                       TRANSUNION AFRICA (PTY) LTD.                  SOUTH AFRICA      100         N/A
98    12                         BEHEER EN BELEGGINGSMAATCHAPIJ STIVACO B.V. NETHERLANDS       100         N/A
99    13                           STS VAIL BEHEEREN ADMINISTRACION S. DE.   MEXICO            100         N/A
                                     R.L. DE C.V.
100   13                           TRANS UNION (PRIVATE) LTD.                ZIMBABWE          100         N/A
101   12                         CAMPBELL'S  CONSUMER ENQUIRIES (PTY) LTD.   SOUTH AFRICA      100         N/A
102   12                         COMMERCIAL INFORMATION AGENCY (PTY) LTD.    SOUTH AFRICA      100         N/A
103   12                         ELABADIA INVESTMENT (PROPRIETARY) LTD.      SOUTH AFRICA      100         N/A
104   13                           TRANS UNION HPI (PTY) LTD.                SOUTH AFRICA      100         N/A
105   12                         ITC - BOTSWANA (PTY) LTD.                   BOTSWANA          51          N/A
106   12                         TRANS UNION HPI (PTY) LTD.                  SOUTH AFRICA      100         N/A
107   12                         TRANSUNION ANALYTIC AND DECISION SERVICES   SOUTH AFRICA      100         N/A
                                   (PTY) LTD.
108   12                         TRANSUNION AUTO INFORMATION SOLUTIONS (PTY) SOUTH AFRICA      100         N/A
                                   LTD.
109   13                           AUTOLOCATOR (PTY) LTD.                    SOUTH AFRICA      70          N/A
110   12                         TRANSUNION CGS (PTY) LTD.                   SOUTH AFRICA      91          N/A
111   12                         TRANSUNION CREDIT BUREAU (PTY) LTD.         SOUTH AFRICA      90          N/A
112   12                         TRANSUNION CREDIT BUREAU NAMIBIA (PTY) LTD. NAMBIA            100         N/A
113   12                         TRANSUNION ITC (PTY) LTD.                   SWAZILAND         100         N/A
114   12                         TRANSUNION MEAD & MCGROUTHER (PTY) LTD.     SOUTH AFRICA      100         N/A
115   11                       TRANSUNION INFORMATION SOLUTIONS INC.         PHILIPPINES       80          N/A
116   11                       TRANSUNION OF CANADA, INC.                    CANADA            100         N/A
117   8                  TRANSUNION CONSUMER SOLUTIONS LLC                   UNITED STATES     N/A         N/A
118   8                  TRANSUNION FINANCING CORPORATION                    UNITED STATES     100         N/A
119   8                  TRANSUNION HEALTHCARE LLC                           UNITED STATES     N/A         N/A
120   9                    DIVERSIFIED DATA DEVELOPMENT CORPORATION          UNITED STATES     100         N/A
121   9                    FINANCIAL HEALTHCARE SYSTEMS, LLC                 UNITED STATES     N/A         N/A
122   8                  TRANSUNION INTELLIGENCE LLC                         UNITED STATES     N/A         N/A
123   8                  TRANSUNION INTERACTIVE, INC.                        UNITED STATES     100         N/A
124   8                  TRANSUNION RENTAL SCREENING SOLUTIONS, INC.         UNITED STATES     100         N/A
125   9                    CREDIT RETRIEVER LLC                              UNITED STATES     N/A         N/A
126   8                  TRANSUNION TELEDATA, LLC                            UNITED STATES     N/A         N/A

127   8                 VANTAGE SCORE SOLUTIONS LLC                      56145 - Credit       Stamford      CT        Delaware
                                                                         Bureaus
128   8                 VISIONARY SYSTEMS, INC.                          56145 - Credit       Chicago       IL        Georgia
                                                                         Bureaus
129   9                   WORTHKNOWING INC.                              56145 - Credit       Chicago       IL        Georgia
                                                                         Bureaus
130   3       BRIDGE STREET 2012 OFFSHORE, L.P.                          525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
131   4         BRIDGE STREET 2012 OFFSHORE EAGLE WING INC.              525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
132   2     BRIDGE STREET ASIA FUND, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
133   2     BRIDGE STREET FUND 1996, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
134   2     BRIDGE STREET FUND 2000, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
135   3       STONE STREET FUND 2000, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
136   4         EACCESS HOLDINGS L.L.C.                                  551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
137   2     BRIDGE STREET REAL ESTATE FUND 1996, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
138   2     BRIDGE STREET REAL ESTATE FUND 1998, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
139   2     BRIDGE STREET REAL ESTATE FUND 1999, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
140   2     BRIDGE STREET REAL ESTATE FUND 2000, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
141   3       STONE STREET REAL ESTATE FUND 2000, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
142   4         WH13/TWENTY-FOUR B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
143   2     BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
144   3       BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
145   4         EACCESS HOLDINGS L.L.C.                                  551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
146   2     BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
147   2     BRIDGEWATER ODC, LLC                                         531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
148   2     BROAD STREET (BEIJING) MANAGEMENT HOLDINGS LLC               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
149   3       GOLDMAN SACHS BROAD STREET (BEIJING) EQUITY INVESTMENT     525990 - Other       Beijing                 CHINA,
                MANAGEMENT CO., LTD.                                     Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
150   2     BROAD STREET CONTROL ADVISORS, L.L.C.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
151   3       GUARD CONTROL PARTNERSHIP, L.P.                            525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
152   2     BROAD STREET ENERGY ADVISORS AIV-1, L.L.C.                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
153   3       BROAD STREET ENERGY PARTNERS OFFSHORE - B AIV-1, L.P.      525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
154   3       BROAD STREET ENERGY PARTNERS OFFSHORE AIV-1, L.P.          525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
155   4         BSEP OFFSHORE & OFFSHORE HOLDING - B HYDROEDGE INC.      525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
156   3       BROAD STREET ENERGY PARTNERS OFFSHORE HOLDING - B AIV-1,   525990 - Other       NEW YORK      NY        CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
157   4         BSEP OFFSHORE & OFFSHORE HOLDING - B HYDROEDGE INC.      525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
158   2     BROAD STREET ENERGY ADVISORS, L.L.C.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
159   3       BROAD STREET ENERGY PARTNERS AIV-1, L.P.                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
160   3       BROAD STREET ENERGY PARTNERS OFFSHORE - B, L.P.            525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
161   3       BROAD STREET ENERGY PARTNERS OFFSHORE HOLDING - B, L.P.    525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
162   3       BROAD STREET ENERGY PARTNERS OFFSHORE, L.P.                525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
163   3       BROAD STREET ENERGY PARTNERS, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
164   4         BSEP HYDROEDGE INC.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
165   4         GSCP VI HYDROEDGE HOLDINGS, L.L.C.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
166   5           HYDROEDGE INTERMEDIATE HOLDINGS, L.L.C.                525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
167   2     BROAD STREET ENERGY PARTNERS OFFSHORE, L.P.                  525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
168   2     BROAD STREET PRINCIPAL INVESTMENTS, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
169   2     CHX Holdings, Inc.                                           551112 - Offices of  Chicago       IL        Delaware
                                                                         Other Holding
                                                                         Companies
170   3       CHICAGO STOCK EXCHANGE, INC.                               523210 - Securities  Chicago       IL        Delaware
                                                                         and Commodity
                                                                         Exchanges
171   3       CHXBD, LLC                                                 523110 - Investment  Chicago       IL        Delaware
                                                                         Banking and
                                                                         Securities Dealing
172   2     CIP 2011 PARTNERS ADVISORS, L.L.C.                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
173   3       CIP 2011 PARTNERS, L.P.                                    551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
174   3       CIP 2011-A PARTNERS, L.P.                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
175   2     CIP 2011 PARTNERS OFFSHORE ADVISORS, INC.                    551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
176   3       CIP 2011 PARTNERS OFFSHORE, L.P.                           551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
177   2     COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                    524130 - Reinsurance Washington    DC        District of
                                                                         Carriers                                     Columbia
178   3       CHARLESTON CAPITAL REINSURANCE, LLC                        524130 - Reinsurance Washington    DC        District of
                                                                         Carriers                                     Columbia
179   2     COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY              524113 - Direct Life Southborough  MA        Massachusetts
                                                                         Insurance Carriers
180   3       FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY           524113 - Direct Life Southborough  MA        Massachusetts
                                                                         Insurance Carriers
181   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    Wilmington    DE        Delaware
                CORE FIXED INCOME FUND                                   Investment Funds
182   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                EQUITY INDEX FUND                                        Investment Funds
183   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                GOVERNMENT INCOME FUND                                   Investment Funds
184   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    Wilmington    DE        Delaware
                GROWTH OPPORTUNITIES FUND                                Investment Funds
185   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MID 525910 - Open-End    Wilmington    DE        Delaware
                CAP VALUE FUND                                           Investment Funds
186   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                MONEY MARKET FUND                                        Investment Funds
187   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                STRATEGIC GROWTH FUND                                    Investment Funds
188   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    New York      NY        Delaware
                STRATEGIC INTERNATIONAL EQUITY FUND                      Investment Funds
189   3       GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS     525910 - Open-End    Wilmington    DE        Delaware
                STRUCTURED U.S. EQUITY FUND                              Investment Funds
190   2     CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
191   2     DIRECT EDGE HOLDINGS LLC                                     551112 - Offices of  Jersey City   NJ        Delaware
                                                                         Other Holding
                                                                         Companies
192   3       DIRECT EDGE ECN LLC                                        523120 - Securities  Jersey City   NJ        Delaware
                                                                         Brokerage
193   3       DIRECT EDGE, INC.                                          523210 - Securities  Jersey City   NJ        Delaware
                                                                         and Commodity
                                                                         Exchanges
194   4         EDGA EXCHANGE, INC.                                      523210 - Securities  Jersey City   NJ        Delaware
                                                                         and Commodity
                                                                         Exchanges
195   4         EDGX EXCHANGE, INC.                                      523210 - Securities  Jersey City   NJ        Delaware
                                                                         and Commodity
                                                                         Exchanges
196   2     EASTPORT CAPITAL CORP.                                       524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
197   3       EPF FINANCIAL, LLC                                         524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
198   2     ELQ HOLDINGS (DEL) LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
199   3       ELQ HOLDINGS (UK) LTD                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
200   4         ELQ INVESTORS II LTD                                     525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
201   5           CANDLEWICK ASSET MANAGEMENT LIMITED                    525990 - Other       Berkshire     England   UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
202   5           CDV-3, LTD.                                            525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
203   5           LUNDY GENPAR, LTD.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
204   6             LUNDY, L.P.                                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
205   7               REMICH HOLDING I S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
206   7               REMICH HOLDING II S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
207   5           VESTRA WEALTH LLP                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
208   6             VESTRA ASSET MANAGEMENT LTD.                         525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
209   6             VESTRA CAPITAL LIMITED                               525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
210   6             VESTRA INVESTMENTS LTD                               525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
211   6             VESTRA NOMINEES LIMITED                              525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
212   6             VESTRA US WEALTH MANAGEMENT LTD.                     525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
213   6             VESTRA WEALTH (JERSEY) LIMITED                       525990 - Other       St Helier               JERSEY
                                                                         Financial Vehicles
214   6             VESTRA WEALTH (JERSEY) NOMINEES LIMITED              525990 - Other       St Helier               JERSEY
                                                                         Financial Vehicles
215   6             VESTRA WEALTH LIMITED                                525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
216   4         ELQ INVESTORS III LTD                                    525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
217   3       GS CAPITAL FUNDING (UK) II LIMITED                         551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
218   4         GS CAPITAL FUNDING (CAYMAN) LIMITED                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
219   2     EPOCH SECURITIES, INC.                                       523110 - Investment  Southborough  MA        Delaware
                                                                         Banking and
                                                                         Securities Dealing
220   2     EQUILEND HOLDINGS LLC                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
221   3       EQUILEND CANADA CORP.                                      523120 - Securities  Ontario                 CANADA
                                                                         Brokerage
222   3       EQUILEND EUROPE LIMITED                                    523120 - Securities  London                  UNITED
                                                                         Brokerage                                    KINGDOM
                                                                                                                      (OTHER)
223   3       EQUILEND LLC                                               523120 - Securities  New York      NY        Delaware
                                                                         Brokerage
224   2     ESSENT GROUP LTD.                                            551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
225   3       ESSENT REINSURANCE LTD.                                    524130 - Reinsurance Hamilton                BERMUDA
                                                                         Carriers
226   3       ESSENT US HOLDINGS, INC.                                   551112 - Offices of  Radnor        PA        Delaware
                                                                         Other Holding
                                                                         Companies
227   4         CUW SOLUTIONS, LLC                                       522292 - Real Estate Radnor        PA        Delaware
                                                                         Credit
228   4         ESSENT GUARANTY OF PA, INC.                              524126 - Direct      Radnor        PA        Pennsylvania
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
229   4         ESSENT GUARANTY, INC.                                    524126 - Direct      Radnor        PA        Pennsylvania
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
230   5           ESSENT SOLUTIONS, LLC                                  561499 - All Other   Radnor        PA        Delaware
                                                                         Business Support
                                                                         Services
231   2     FARRINGDON STREET (LUXEMBOURG) HOLDINGS S.A R.L.             551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
232   3       FARRINGDON STREET (LUXEMBOURG) S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
233   4         FARRINGDON STREET L.P.                                   531120 - Lessors of  London                  UNITED
                                                                         nonresidential                               KINGDOM
                                                                         buildings (except                            (OTHER)
                                                                         mini warehouses)
234   2     FARRINGDON STREET PARTNERS LIMITED                           531390 - Other       London                  UNITED
                                                                         activities related                           KINGDOM
                                                                         to real estate                               (OTHER)
235   3       FARRINGDON STREET (NOMINEE) LIMITED                        531390 - Other       London                  UNITED
                                                                         activities related                           KINGDOM
                                                                         to real estate                               (OTHER)
236   3       FARRINGDON STREET L.P.                                     531120 - Lessors of  London                  UNITED
                                                                         nonresidential                               KINGDOM
                                                                         buildings (except                            (OTHER)
                                                                         mini warehouses)
237   2     FBDC ADVISORS OFFSHORE, INC.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
238   3       FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
239   3       FBDC INVESTORS OFFSHORE, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
240   4         FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
241   2     FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
242   2     FEDERAL BOULEVARD, L.L.C.                                    531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
243   2     FRANKLIN HOLDINGS (BERMUDA), LTD.                            525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
244   2     FREEDOMPAY, INC.                                             525990 - Other       Newtown       PA        Delaware
                                                                         Financial Vehicles   Square
245   2     GCN CE HOLDINGS CORPORATION                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
246   3       GCN HOLDING (CANADA) ULC                                   525990 - Other       New York      NY        CANADA
                                                                         Financial Vehicles
247   2     GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
248   3       GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED                 551112 - Offices of  Central                 HONG KONG
                                                                         Other Holding
                                                                         Companies
249   4         GOLDMAN SACHS (ASIA) FINANCE                             523110 - Investment  Ebene                   MAURITIUS
                                                                         Banking and
                                                                         Securities Dealing
250   5           GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED       523110 - Investment  Mumbai                  INDIA
                                                                         Banking and                                  (OTHER)
                                                                         Securities Dealing
251   5           GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA) LIMITED       523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
252   5           OHM OIL PTY LIMITED                                    525990 - Other       Sydney                  AUSTRALIA
                                                                         Financial Vehicles
253   4         GOLDMAN SACHS (ASIA) L.L.C.                              523110 - Investment  Central                 Delaware
                                                                         Banking and
                                                                         Securities Dealing
254   5           GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED       523110 - Investment  Beijing                 CHINA,
                                                                         Banking and                                  PEOPLES
                                                                         Securities Dealing                           REPUBLIC OF

127   8                  VANTAGE SCORE SOLUTIONS LLC                         UNITED STATES     N/A         N/A
128   8                  VISIONARY SYSTEMS, INC.                             UNITED STATES     100         N/A
129   9                    WORTHKNOWING INC.                                 UNITED STATES     100         N/A
130   3        BRIDGE STREET 2012 OFFSHORE, L.P.                             UNITED STATES     N/A         N/A
131   4          BRIDGE STREET 2012 OFFSHORE EAGLE WING INC.                 UNITED STATES     100         N/A
132   2      BRIDGE STREET ASIA FUND, L.P.                                   UNITED STATES     N/A         N/A
133   2      BRIDGE STREET FUND 1996, L.P.                                   UNITED STATES     N/A         N/A
134   2      BRIDGE STREET FUND 2000, L.P.                                   UNITED STATES     N/A         N/A
135   3        STONE STREET FUND 2000, L.P.                                  UNITED STATES     N/A         N/A
136   4          EACCESS HOLDINGS L.L.C.                                     UNITED STATES     N/A         N/A
137   2      BRIDGE STREET REAL ESTATE FUND 1996, L.P.                       UNITED STATES     N/A         N/A
138   2      BRIDGE STREET REAL ESTATE FUND 1998, L.P.                       UNITED STATES     N/A         N/A
139   2      BRIDGE STREET REAL ESTATE FUND 1999, L.P.                       UNITED STATES     N/A         N/A
140   2      BRIDGE STREET REAL ESTATE FUND 2000, L.P.                       UNITED STATES     N/A         N/A
141   3        STONE STREET REAL ESTATE FUND 2000, L.P.                      UNITED STATES     N/A         N/A
142   4          WH13/TWENTY-FOUR B.V.                                       NETHERLANDS       100         N/A
143   2      BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.                UNITED STATES     N/A         N/A
144   3        BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.           UNITED STATES     N/A         N/A
145   4          EACCESS HOLDINGS L.L.C.                                     UNITED STATES     N/A         N/A
146   2      BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.             UNITED STATES     N/A         N/A
147   2      BRIDGEWATER ODC, LLC                                            UNITED STATES     N/A         N/A
148   2      BROAD STREET (BEIJING) MANAGEMENT HOLDINGS LLC                  UNITED STATES     N/A         N/A
149   3        GOLDMAN SACHS BROAD STREET (BEIJING) EQUITY INVESTMENT        CHINA, PEOPLES    100         N/A
                 MANAGEMENT CO., LTD.                                        REPUBLIC OF
150   2      BROAD STREET CONTROL ADVISORS, L.L.C.                           UNITED STATES     N/A         N/A
151   3        GUARD CONTROL PARTNERSHIP, L.P.                               UNITED STATES     N/A         N/A
152   2      BROAD STREET ENERGY ADVISORS AIV-1, L.L.C.                      UNITED STATES     N/A         N/A
153   3        BROAD STREET ENERGY PARTNERS OFFSHORE - B AIV-1, L.P.         UNITED STATES     N/A         N/A
154   3        BROAD STREET ENERGY PARTNERS OFFSHORE AIV-1, L.P.             UNITED STATES     N/A         N/A
155   4          BSEP OFFSHORE & OFFSHORE HOLDING - B HYDROEDGE INC.         UNITED STATES     100         N/A
156   3        BROAD STREET ENERGY PARTNERS OFFSHORE HOLDING - B AIV-1, L.P. UNITED STATES     N/A         N/A
157   4          BSEP OFFSHORE & OFFSHORE HOLDING - B HYDROEDGE INC.         UNITED STATES     100         N/A
158   2      BROAD STREET ENERGY ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
159   3        BROAD STREET ENERGY PARTNERS AIV-1, L.P.                      UNITED STATES     N/A         N/A
160   3        BROAD STREET ENERGY PARTNERS OFFSHORE - B, L.P.               UNITED STATES     N/A         N/A
161   3        BROAD STREET ENERGY PARTNERS OFFSHORE HOLDING - B, L.P.       UNITED STATES     N/A         N/A
162   3        BROAD STREET ENERGY PARTNERS OFFSHORE, L.P.                   UNITED STATES     N/A         N/A
163   3        BROAD STREET ENERGY PARTNERS, L.P.                            UNITED STATES     N/A         N/A
164   4          BSEP HYDROEDGE INC.                                         UNITED STATES     100         N/A
165   4          GSCP VI HYDROEDGE HOLDINGS, L.L.C.                          UNITED STATES     N/A         N/A
166   5            HYDROEDGE INTERMEDIATE HOLDINGS, L.L.C.                   UNITED STATES     N/A         N/A
167   2      BROAD STREET ENERGY PARTNERS OFFSHORE, L.P.                     UNITED STATES     N/A         N/A
168   2      BROAD STREET PRINCIPAL INVESTMENTS, L.L.C.                      UNITED STATES     N/A         N/A
169   2      CHX Holdings, Inc.                                              UNITED STATES     26          N/A
170   3        CHICAGO STOCK EXCHANGE, INC.                                  UNITED STATES     100         N/A
171   3        CHXBD, LLC                                                    UNITED STATES     N/A         N/A
172   2      CIP 2011 PARTNERS ADVISORS, L.L.C.                              UNITED STATES     N/A         N/A
173   3        CIP 2011 PARTNERS, L.P.                                       UNITED STATES     N/A         N/A
174   3        CIP 2011-A PARTNERS, L.P.                                     UNITED STATES     N/A         N/A
175   2      CIP 2011 PARTNERS OFFSHORE ADVISORS, INC.                       CAYMAN ISLANDS    100         N/A
176   3        CIP 2011 PARTNERS OFFSHORE, L.P.                              CAYMAN ISLANDS    N/A         N/A
177   2      COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                       UNITED STATES     100         N/A
178   3        CHARLESTON CAPITAL REINSURANCE, LLC                           UNITED STATES     N/A         N/A
179   2      COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY                 UNITED STATES     100         N/A
180   3        FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY              UNITED STATES     100         N/A
181   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS CORE   UNITED STATES     100         N/A
                 FIXED INCOME FUND
182   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS EQUITY UNITED STATES     100         N/A
                 INDEX FUND
183   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS        UNITED STATES     100         N/A
                 GOVERNMENT INCOME FUND
184   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS GROWTH UNITED STATES     100         N/A
                 OPPORTUNITIES FUND
185   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MID    UNITED STATES     13          N/A
                 CAP VALUE FUND
186   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MONEY  UNITED STATES     100         N/A
                 MARKET FUND
187   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS        UNITED STATES     61          N/A
                 STRATEGIC GROWTH FUND
188   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS        UNITED STATES     46          N/A
                 STRATEGIC INTERNATIONAL EQUITY FUND
189   3        GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS        UNITED STATES     24          N/A
                 STRUCTURED U.S. EQUITY FUND
190   2      CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION                UNITED STATES     100         N/A
191   2      DIRECT EDGE HOLDINGS LLC                                        UNITED STATES     N/A         N/A
192   3        DIRECT EDGE ECN LLC                                           UNITED STATES     N/A         N/A
193   3        DIRECT EDGE, INC.                                             UNITED STATES     100         N/A
194   4          EDGA EXCHANGE, INC.                                         UNITED STATES     100         N/A
195   4          EDGX EXCHANGE, INC.                                         UNITED STATES     100         N/A
196   2      EASTPORT CAPITAL CORP.                                          UNITED STATES     100         N/A
197   3        EPF FINANCIAL, LLC                                            UNITED STATES     N/A         N/A
198   2      ELQ HOLDINGS (DEL) LLC                                          UNITED STATES     N/A         N/A
199   3        ELQ HOLDINGS (UK) LTD                                         UNITED KINGDOM    100         100
                                                                             (OTHER)
200   4          ELQ INVESTORS II LTD                                        UNITED KINGDOM    100         N/A
                                                                             (OTHER)
201   5            CANDLEWICK ASSET MANAGEMENT LIMITED                       UNITED KINGDOM    50          N/A
                                                                             (OTHER)
202   5            CDV-3, LTD.                                               UNITED KINGDOM    100         N/A
                                                                             (OTHER)
203   5            LUNDY GENPAR, LTD.                                        CAYMAN ISLANDS    50          N/A
204   6              LUNDY, L.P.                                             CAYMAN ISLANDS    N/A         N/A
205   7                REMICH HOLDING I S.A R.L.                             LUXEMBOURG        100         N/A
206   7                REMICH HOLDING II S.A R.L.                            LUXEMBOURG        100         N/A
207   5            VESTRA WEALTH LLP                                         UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
208   6              VESTRA ASSET MANAGEMENT LTD.                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
209   6              VESTRA CAPITAL LIMITED                                  UNITED KINGDOM    100         N/A
                                                                             (OTHER)
210   6              VESTRA INVESTMENTS LTD                                  UNITED KINGDOM    100         N/A
                                                                             (OTHER)
211   6              VESTRA NOMINEES LIMITED                                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
212   6              VESTRA US WEALTH MANAGEMENT LTD.                        UNITED KINGDOM    100         N/A
                                                                             (OTHER)
213   6              VESTRA WEALTH (JERSEY) LIMITED                          JERSEY            100         N/A
214   6              VESTRA WEALTH (JERSEY) NOMINEES LIMITED                 JERSEY            100         N/A
215   6              VESTRA WEALTH LIMITED                                   UNITED KINGDOM    100         N/A
                                                                             (OTHER)
216   4          ELQ INVESTORS III LTD                                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
217   3        GS CAPITAL FUNDING (UK) II LIMITED                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
218   4          GS CAPITAL FUNDING (CAYMAN) LIMITED                         CAYMAN ISLANDS    100         N/A
219   2      EPOCH SECURITIES, INC.                                          UNITED STATES     100         N/A
220   2      EQUILEND HOLDINGS LLC                                           UNITED STATES     N/A         N/A
221   3        EQUILEND CANADA CORP.                                         CANADA            100         N/A
222   3        EQUILEND EUROPE LIMITED                                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
223   3        EQUILEND LLC                                                  UNITED STATES     N/A         N/A
224   2      ESSENT GROUP LTD.                                               BERMUDA           28          N/A
225   3        ESSENT REINSURANCE LTD.                                       BERMUDA           100         N/A
226   3        ESSENT US HOLDINGS, INC.                                      UNITED STATES     100         N/A
227   4          CUW SOLUTIONS, LLC                                          UNITED STATES     N/A         N/A
228   4          ESSENT GUARANTY OF PA, INC.                                 UNITED STATES     100         N/A
229   4          ESSENT GUARANTY, INC.                                       UNITED STATES     100         N/A
230   5            ESSENT SOLUTIONS, LLC                                     UNITED STATES     N/A         N/A
231   2      FARRINGDON STREET (LUXEMBOURG) HOLDINGS S.A R.L.                LUXEMBOURG        100         N/A
232   3        FARRINGDON STREET (LUXEMBOURG) S.A R.L.                       LUXEMBOURG        100         N/A
233   4          FARRINGDON STREET L.P.                                      UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
234   2      FARRINGDON STREET PARTNERS LIMITED                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
235   3        FARRINGDON STREET (NOMINEE) LIMITED                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
236   3        FARRINGDON STREET L.P.                                        UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
237   2      FBDC ADVISORS OFFSHORE, INC.                                    CAYMAN ISLANDS    100         N/A
238   3        FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                        CAYMAN ISLANDS    N/A         N/A
239   3        FBDC INVESTORS OFFSHORE, L.P.                                 CAYMAN ISLANDS    N/A         N/A
240   4          FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                      CAYMAN ISLANDS    N/A         N/A
241   2      FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                          CAYMAN ISLANDS    N/A         N/A
242   2      FEDERAL BOULEVARD, L.L.C.                                       UNITED STATES     N/A         N/A
243   2      FRANKLIN HOLDINGS (BERMUDA), LTD.                               BERMUDA           20          N/A
244   2      FREEDOMPAY, INC.                                                UNITED STATES     32          N/A
245   2      GCN CE HOLDINGS CORPORATION                                     UNITED STATES     100         N/A
246   3        GCN HOLDING (CANADA) ULC                                      UNITED STATES     39          N/A
247   2      GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                    UNITED STATES     N/A         N/A
248   3        GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED                    HONG KONG         100         N/A
249   4          GOLDMAN SACHS (ASIA) FINANCE                                MAURITIUS         100         N/A
250   5            GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED          INDIA (OTHER)     100         N/A
251   5            GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA) LIMITED          CAYMAN ISLANDS    100         N/A
252   5            OHM OIL PTY LIMITED                                       AUSTRALIA         N/A         N/A     The direct
                                                                                                                   holder is
                                                                                                                   a Non-Member
                                                                                                                   Manager
253   4          GOLDMAN SACHS (ASIA) L.L.C.                                 HONG KONG         N/A         N/A
254   5            GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED          CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF

255   4         GOLDMAN SACHS (ASIA) SECURITIES LIMITED                  523120 - Securities  Hong Kong               HONG KONG
                                                                         Brokerage
256   4         GOLDMAN SACHS (HONG KONG) COMPANY LIMITED                525990 - Other       Hong Kong               HONG KONG
                                                                         Financial Vehicles
257   5           KPL FUNDING LIMITED                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
258   4         GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED           523110 - Investment  Federal Territory of    MALAYSIA
                                                                         Banking and          Labuan                  (OTHER)
                                                                         Securities Dealing
259   4         GOLDMAN SACHS (MALAYSIA) SDN. BHD.                       523920 - Portfolio   Kuala Lumpur            MALAYSIA
                                                                         Management                                   (OTHER)
260   4         GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.          551112 - Offices of  Singapore               SINGAPORE
                                                                         Other Holding
                                                                         Companies
261   5           GOLDMAN SACHS (SINGAPORE) PTE                          523110 - Investment  Singapore               SINGAPORE
                                                                         Banking and
                                                                         Securities Dealing
262   5           GOLDMAN SACHS FUTURES PTE LTD                          523999 -             Singapore               SINGAPORE
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
263   5           GOLDMAN SACHS INDIA INVESTMENTS (SINGAPORE) PTE. LTD.  523110 - Investment  Singapore               SINGAPORE
                                                                         Banking and
                                                                         Securities Dealing
264   5           GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.            551114 - Corporate,  Singapore               SINGAPORE
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
265   5           J. ARON & COMPANY (SINGAPORE) PTE.                     523130 - Commodity   Singapore               SINGAPORE
                                                                         Contracts Dealing
266   4         GOLDMAN SACHS FUTURES (ASIA) LIMITED                     523140 - Commodity   Central                 HONG KONG
                                                                         Contracts Brokerage
267   2     GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                       551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
268   3       ELBE FUNDING LIMITED                                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
269   4         RHYS TRUST                                               523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
270   5           SAPIEN LIMITED                                         525990 - Other       Saint Helier            UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
271   6             SARGASSO LIMITED                                     525990 - Other       Saint Helier            UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
272   3       GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
273   4         BEESTON INVESTMENTS LIMITED                              523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
274   4         PT GOLDMAN SACHS INDONESIA                               551114 - Corporate,  Jakarta                 INDIA
                                                                         Subsidiary, and                              (OTHER)
                                                                         Regional Managing
                                                                         Offices
275   3       GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
276   3       GOLDMAN SACHS AG                                           522110 - Commercial  Frankfurt am            GERMANY
                                                                         Banking              Main
277   4         GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                    525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
278   5           EACCESS HOLDINGS L.L.C.                                551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
279   5           GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG    525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
280   6             FS Invest S.a r.l.                                   525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
281   6             GS 2000-I, L.L.C.                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
282   7               GOLDMAN SACHS 1, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
283   7               GOLDMAN SACHS 5, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
284   6             GSCP 2000 GMBH CCH HOLDING I                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
285   6             GSCP 2000 GMBH CCH HOLDING II                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
286   6             GSCP GMBH CEBRIDGE HOLDING CORP. II                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
287   6             SUNGARD CAPITAL CORP.                                51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
288   7               SUNGARD CAPITAL CORP. II                           51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
289   4         GOLDMAN, SACHS MANAGEMENT GP GMBH                        525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
290   5           GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG    525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
291   5           GS CAPITAL PARTNERS V GMBH & CO. KG                    525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
292   6             ALCHEMY HOLDING S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
293   7               Nybrojarl New1 AB                                  525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
294   8                 AHLSELL AB (PUBL)                                525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
295   9                   Nybrojarl New3 AB                              525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
296   10                    NYBROJARL HOLDING AB                         525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
297   11                      NYBROJARL INVEST AB                        525990 - Other       Stockholm               SWEDEN
                                                                         Financial Vehicles
298   6             ARAMARK HOLDINGS CORPORATION                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
299   6             ATHENA PIKCO LUX S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
300   7               PRYSMIAN (LUX) S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
301   6             DEJAKOO CAYMAN I CORP.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
302   7               GS DEJAKOO, L.L.C.                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
303   6             EDUCATION MANAGEMENT CORPORATION                     525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
304   6             FS Invest S.a r.l.                                   525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
305   6             GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
306   7               GOLDMAN SACHS 1, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
307   7               GOLDMAN SACHS 2, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
308   7               GOLDMAN SACHS 3, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
309   7               GOLDMAN SACHS 4, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
310   7               GOLDMAN SACHS 5, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
311   6             GS Lux Management Services S.a r.l.                  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
312   6             GSCP V EDMC GP, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
313   7               GSCP V EDMC HOLDINGS, L.P.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
314   8                 EDUCATION MANAGEMENT CORPORATION                 525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
315   6             GSCP V EDMC HOLDINGS, L.P.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
316   6             GSCP V GERMANY KNIGHT HOLDINGS CORP.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
317   7               GSCP V GERMANY KNIGHT HOLDINGS, L.P.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
318   6             GSCP V GMBH KNIGHT HOLDINGS                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
319   7               GSCP V GERMANY KNIGHT HOLDINGS, L.P.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
320   6             MULBERRY HOLDINGS I, LLC                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
321   7               HEALTHMARKETS, INC.                                524114 - Direct      North         TX        Delaware
                                                                         Health and Medical   Richland
                                                                         Insurance Carriers   Hills
322   6             PVF HOLDINGS LLC                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
323   6             SEVRES II S.A.R.L.                                   525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
324   7               MEDIANNUAIRE HOLDING                               525990 - Other       Paris                   FRANCE
                                                                         Financial Vehicles                           (OTHER)
325   6             SUNGARD CAPITAL CORP.                                51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
326   6             SUPERLIFT HOLDING S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
327   4         GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG      525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
328   4         GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP   525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
329   4         GSCP III MANAGING PARTNER AG & CO. KG                    551112 - Offices of  Frankfurt am            GERMANY
                                                                         Other Holding        Main
                                                                         Companies
330   5           GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW            525990 - Other       Frankfurt am            GERMANY
                    PARTNERSHIP                                          Financial Vehicles   Main
331   4         Goldman Sachs Gives gemeinnutzige GmbH                   523991 - Trust,      Frankfurt am            GERMANY
                                                                         Fiduciary, and       Main
                                                                         Custody Activities
332   3       GOLDMAN SACHS GLOBAL SERVICES II LIMITED                   541990 - All Other   George Town             CAYMAN
                                                                         Professional,                                ISLANDS
                                                                         Scientific, and
                                                                         Technical Services
333   4         GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                  54121 - Accounting,  Tortola                 BRITISH
                                                                         Tax Preparation,                             VIRGIN
                                                                         Bookkeeping and                              ISLANDS
                                                                         Payroll Services
334   3       HILLTOP INVESTMENTS LIMITED                                523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
335   3       LORRAINE FUNDING LIMITED                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
336   4         CHILTERN TRUST                                           523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
337   3       PT GOLDMAN SACHS INDONESIA                                 551114 - Corporate,  Jakarta                 INDIA
                                                                         Subsidiary, and                              (OTHER)
                                                                         Regional Managing
                                                                         Offices
338   2     GOLDMAN SACHS (CHINA) L.L.C.                                 551114 - Corporate,  New York      NY        Delaware
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
339   2     GOLDMAN SACHS (NETHERLANDS) B.V.                             525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
340   3       GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                      523930 - Investment  Madrid                  SPAIN
                                                                         Advice
341   2     GOLDMAN SACHS (UK) L.L.C.                                    551112 - Offices of  London                  Delaware
                                                                         Other Holding
                                                                         Companies
342   3       GOLDMAN SACHS BANK (EUROPE) PLC                            522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
343   3       GOLDMAN SACHS GROUP HOLDINGS (U.K.)                        551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
344   4         AMAGANSETT FINANCING LIMITED                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
345   4         FLEET TRADE & TRANSPORT LIMITED                          523130 - Commodity   London                  UNITED
                                                                         Contracts Dealing                            KINGDOM
                                                                                                                      (OTHER)
346   4         GOLDMAN SACHS (MONACO) S.A.M.                            523930 - Investment  Monaco                  MONACO
                                                                         Advice
347   4         GOLDMAN SACHS (RUSSIA)                                   523110 - Investment  London                  UNITED
                                                                         Banking and                                  KINGDOM
                                                                         Securities Dealing                           (OTHER)
348   4         GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL             523920 - Portfolio   London                  UNITED
                                                                         Management                                   KINGDOM
                                                                                                                      (OTHER)
349   5           AUSTRALIA ENHANCED INCOME II MASTER COMPANY (IRELAND)  525990 - Other       Dublin                  IRELAND
                    LIMITED                                              Financial Vehicles
350   5           GOLDMAN SACHS ASIA HIGH YIELD BOND FX SUB-TRUST        525910 - Open-End    London                  CAYMAN
                                                                         Investment Funds                             ISLANDS
351   5           GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF GOLDMAN     525910 - Open-End    Luxembourg              LUXEMBOURG
                    SACHS FUNDS)                                         Investment Funds
352   5           GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II        525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
353   5           GOLDMAN SACHS BANK (EUROPE) PLC                        522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
354   5           GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND OF      525910 - Open-End    Dublin                  IRELAND
                    GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)               Investment Funds
355   6             GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC          525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
356   5           GOLDMAN SACHS BRICS EQUITY PASSIVE FUND  (A SUBFUND OF 525910 - Open-End    Dublin                  IRELAND
                    GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)               Investment Funds
357   5           GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF GOLDMAN    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SACHS FUNDS)                                         Investment Funds
358   5           GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
359   5           GOLDMAN SACHS COMMODITIES ALPHA PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
360   5           GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND   (A    525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC) Investment Funds
361   6             CCIF LOANS LIMITED                                   525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
362   5           GOLDMAN SACHS CUSTOM STERLING LIQUIDITY FUND (A SUB    525990 - Other       Dublin                  IRELAND
                    FUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS, PLC)      Financial Vehicles
363   5           GOLDMAN SACHS DEDICATED INVESTMENT FUND   (A SUBFUND   525910 - Open-End    Dublin                  IRELAND
                   OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)             Investment Funds
364   5           GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
365   5           GOLDMAN SACHS EMERGING MARKETS DEBT LOCAL FEEDER (A    525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)               Investment Funds
366   5           GOLDMAN SACHS EURO FIXED INCOME PORTFOLIO              525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
367   5           GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES FUND (A  525910 - Open-End    Dublin                  IRELAND
                    SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)            Investment Funds
368   5           GOLDMAN SACHS EURO LIQUID RESERVES FUND, A SUB-FUND OF 525910 - Open-End    Dublin                  IRELAND
                    THE GOLDMANS SACHS FUNDS, PLC                        Investment Funds
369   5           GOLDMAN SACHS EURO MONEY MARKET FUND  (A SUB-FUND OF   525910 - Open-End    Dublin                  IRELAND
                    GOLDMAN SACHS MONEY MARKET FUNDS)                    Investment Funds
370   5           GOLDMAN SACHS EUROPE AGGREGATE BOND PORTFOLIO (A       525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
371   5           GOLDMAN SACHS EUROPE CONCENTRATED EQUITY PORTFOLIO (A  525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
372   5           GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A SUBFUND  525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
373   5           GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A SUBFUND OF 525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
374   5           GOLDMAN SACHS EUROPE HIGH INCOME BOND PORTFOLIO        525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
375   5           GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF GOLDMAN   525910 - Open-End    Luxembourg              LUXEMBOURG
                    SACHS FUNDS)                                         Investment Funds
376   5           GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY PORTFOLIO  525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
377   5           GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC            525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
378   5           GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING  525910 - Open-End    Luxembourg              LUXEMBOURG
                    MARKETS CORE EQUITY PORTFOLIO                        Investment Funds
379   5           GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING  525910 - Open-End    Luxembourg              LUXEMBOURG
                    MARKETS CORPORATE BOND PORTFOLIO                     Investment Funds
380   5           GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING  525910 - Open-End    Luxembourg              LUXEMBOURG
                    MARKETS DEBT PORTFOLIO                               Investment Funds
381   5           GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS FUND  (A    525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)    Investment Funds
382   5           GOLDMAN SACHS GIVI EUROPE EQUITY PORTFOLIO             525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds

255   4          GOLDMAN SACHS (ASIA) SECURITIES LIMITED                     HONG KONG         100         N/A
256   4          GOLDMAN SACHS (HONG KONG) COMPANY LIMITED                   HONG KONG         100         N/A
257   5            KPL FUNDING LIMITED                                       CAYMAN ISLANDS    100         N/A
258   4          GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED              MALAYSIA (OTHER)  100         N/A
259   4          GOLDMAN SACHS (MALAYSIA) SDN. BHD.                          MALAYSIA (OTHER)  100         N/A
260   4          GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.             SINGAPORE         100         N/A
261   5            GOLDMAN SACHS (SINGAPORE) PTE                             SINGAPORE         79          N/A
262   5            GOLDMAN SACHS FUTURES PTE LTD                             SINGAPORE         100         N/A
263   5            GOLDMAN SACHS INDIA INVESTMENTS (SINGAPORE) PTE. LTD.     SINGAPORE         100         N/A
264   5            GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.               SINGAPORE         100         N/A
265   5            J. ARON & COMPANY (SINGAPORE) PTE.                        SINGAPORE         100         N/A
266   4          GOLDMAN SACHS FUTURES (ASIA) LIMITED                        HONG KONG         100         N/A
267   2      GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                          CAYMAN ISLANDS    100         N/A
268   3        ELBE FUNDING LIMITED                                          CAYMAN ISLANDS    100         N/A
269   4          RHYS TRUST                                                  JERSEY            N/A         N/A     The direct
                                                                                                                   holder
                                                                                                                   is a Trustee.
270   5            SAPIEN LIMITED                                            JERSEY            100         N/A
271   6              SARGASSO LIMITED                                        JERSEY            100         N/A
272   3        GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                           UNITED STATES     N/A         N/A
273   4          BEESTON INVESTMENTS LIMITED                                 CAYMAN ISLANDS    100         N/A
274   4          PT GOLDMAN SACHS INDONESIA                                  INDIA (OTHER)     100         N/A
275   3        GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                  UNITED STATES     N/A         N/A
276   3        GOLDMAN SACHS AG                                              GERMANY           100         N/A
277   4          GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
278   5            EACCESS HOLDINGS L.L.C.                                   UNITED STATES     N/A         N/A
279   5            GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG       GERMANY           N/A         N/A
280   6              FS Invest S.a r.l.                                      LUXEMBOURG        44          N/A
281   6              GS 2000-I, L.L.C.                                       UNITED STATES     N/A         N/A
282   7                GOLDMAN SACHS 1, L.P.                                 CAYMAN ISLANDS    N/A         N/A
283   7                GOLDMAN SACHS 5, L.P.                                 CAYMAN ISLANDS    N/A         N/A
284   6              GSCP 2000 GMBH CCH HOLDING I                            CAYMAN ISLANDS    100         N/A
285   6              GSCP 2000 GMBH CCH HOLDING II                           CAYMAN ISLANDS    100         N/A
286   6              GSCP GMBH CEBRIDGE HOLDING CORP. II                     CAYMAN ISLANDS    100         N/A
287   6              SUNGARD CAPITAL CORP.                                   UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   A-4 shares.
288   7                SUNGARD CAPITAL CORP. II                              UNITED STATES     100         N/A
289   4          GOLDMAN, SACHS MANAGEMENT GP GMBH                           GERMANY           100         N/A
290   5            GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG       GERMANY           N/A         N/A
291   5            GS CAPITAL PARTNERS V GMBH & CO. KG                       GERMANY           N/A         N/A
292   6              ALCHEMY HOLDING S.A.R.L.                                LUXEMBOURG        99          96
293   7                Nybrojarl New1 AB                                     SWEDEN            100         N/A
294   8                  AHLSELL AB (PUBL)                                   SWEDEN            100         N/A
295   9                    Nybrojarl New3 AB                                 SWEDEN            100         N/A
296   10                     NYBROJARL HOLDING AB                            SWEDEN            100         N/A
297   11                       NYBROJARL INVEST AB                           SWEDEN            100         N/A
298   6              ARAMARK HOLDINGS CORPORATION                            UNITED STATES     20          N/A
299   6              ATHENA PIKCO LUX S.A R.L.                               LUXEMBOURG        100         N/A
300   7                PRYSMIAN (LUX) S.A R.L.                               LUXEMBOURG        100         N/A
301   6              DEJAKOO CAYMAN I CORP.                                  CAYMAN ISLANDS    100         N/A
302   7                GS DEJAKOO, L.L.C.                                    UNITED STATES     N/A         N/A
303   6              EDUCATION MANAGEMENT CORPORATION                        UNITED STATES     42          N/A
304   6              FS Invest S.a r.l.                                      LUXEMBOURG        44          N/A
305   6              GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
306   7                GOLDMAN SACHS 1, L.P.                                 CAYMAN ISLANDS    N/A         N/A
307   7                GOLDMAN SACHS 2, L.P.                                 CAYMAN ISLANDS    N/A         N/A
308   7                GOLDMAN SACHS 3, L.P.                                 CAYMAN ISLANDS    N/A         N/A
309   7                GOLDMAN SACHS 4, L.P.                                 CAYMAN ISLANDS    N/A         N/A
310   7                GOLDMAN SACHS 5, L.P.                                 CAYMAN ISLANDS    N/A         N/A
311   6              GS Lux Management Services S.a r.l.                     LUXEMBOURG        100         N/A
312   6              GSCP V EDMC GP, L.L.C.                                  UNITED STATES     N/A         N/A
313   7                GSCP V EDMC HOLDINGS, L.P.                            UNITED STATES     N/A         N/A
314   8                  EDUCATION MANAGEMENT CORPORATION                    UNITED STATES     42          N/A
315   6              GSCP V EDMC HOLDINGS, L.P.                              UNITED STATES     N/A         N/A
316   6              GSCP V GERMANY KNIGHT HOLDINGS CORP.                    UNITED STATES     100         N/A
317   7                GSCP V GERMANY KNIGHT HOLDINGS, L.P.                  UNITED STATES     N/A         N/A
318   6              GSCP V GMBH KNIGHT HOLDINGS                             CAYMAN ISLANDS    100         N/A
319   7                GSCP V GERMANY KNIGHT HOLDINGS, L.P.                  UNITED STATES     N/A         N/A
320   6              MULBERRY HOLDINGS I, LLC                                UNITED STATES     N/A         N/A
321   7                HEALTHMARKETS, INC.                                   UNITED STATES     20          N/A
322   6              PVF HOLDINGS LLC                                        UNITED STATES     63          N/A
323   6              SEVRES II S.A.R.L.                                      UNITED KINGDOM    73          73
                                                                             (OTHER)
324   7                MEDIANNUAIRE HOLDING                                  FRANCE (OTHER)    29          N/A
325   6              SUNGARD CAPITAL CORP.                                   UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   A-4 shares.
326   6              SUPERLIFT HOLDING S.A R.L.                              LUXEMBOURG        44          N/A
327   4          GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG         GERMANY           N/A         N/A
328   4          GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP      GERMANY           N/A         N/A
329   4          GSCP III MANAGING PARTNER AG & CO. KG                       GERMANY           N/A         N/A
330   5            GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP   GERMANY           N/A         N/A
331   4          Goldman Sachs Gives gemeinnutzige GmbH                      GERMANY           100         N/A
332   3        GOLDMAN SACHS GLOBAL SERVICES II LIMITED                      CAYMAN ISLANDS    100         N/A
333   4          GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                     BRITISH VIRGIN    100         N/A
                                                                             ISLANDS
334   3        HILLTOP INVESTMENTS LIMITED                                   CAYMAN ISLANDS    100         N/A
335   3        LORRAINE FUNDING LIMITED                                      CAYMAN ISLANDS    100         N/A
336   4          CHILTERN TRUST                                              JERSEY            N/A         N/A     The direct
                                                                                                                   holder
                                                                                                                   is a Trustee.
337   3        PT GOLDMAN SACHS INDONESIA                                    INDIA (OTHER)     100         N/A
338   2      GOLDMAN SACHS (CHINA) L.L.C.                                    UNITED STATES     N/A         N/A
339   2      GOLDMAN SACHS (NETHERLANDS) B.V.                                NETHERLANDS       100         N/A
340   3        GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                         SPAIN             100         N/A
341   2      GOLDMAN SACHS (UK) L.L.C.                                       UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
342   3        GOLDMAN SACHS BANK (EUROPE) PLC                               IRELAND           100         N/A
343   3        GOLDMAN SACHS GROUP HOLDINGS (U.K.)                           UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Preferred
                                                                                                                   shares.
344   4          AMAGANSETT FINANCING LIMITED                                CAYMAN ISLANDS    100         N/A
345   4          FLEET TRADE & TRANSPORT LIMITED                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
346   4          GOLDMAN SACHS (MONACO) S.A.M.                               MONACO            99          N/A
347   4          GOLDMAN SACHS (RUSSIA)                                      UNITED KINGDOM    99          N/A
                                                                             (OTHER)
348   4          GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL                UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary B
                                                                                                                   shares.
349   5            AUSTRALIA ENHANCED INCOME II MASTER COMPANY (IRELAND)     IRELAND           N/A         N/A     The direct
                     LIMITED                                                                                       holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
350   5            GOLDMAN SACHS ASIA HIGH YIELD BOND FX SUB-TRUST           UNITED KINGDOM    N/A         N/A     The direct
                                                                             (OTHER)                               holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
351   5            GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF GOLDMAN SACHS  LUXEMBOURG        N/A         N/A     The direct
                     FUNDS)                                                                                        holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
352   5            GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II           IRELAND           N/A         N/A     The direct
                                                                                                                   holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
353   5            GOLDMAN SACHS BANK (EUROPE) PLC                           IRELAND           100         N/A
354   5            GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND OF GOLDMAN IRELAND           N/A         N/A     The direct
                     SACHS INSTITUTIONAL FUNDS PLC)                                                                holder has
                                                                                                                   Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
355   6              GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC             IRELAND           10          N/A
356   5            GOLDMAN SACHS BRICS EQUITY PASSIVE FUND  (A SUBFUND OF    IRELAND           N/A         N/A     The direct
                     GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                        holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
357   5            GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF GOLDMAN SACHS LUXEMBOURG        N/A         N/A     The direct holder
                     FUNDS)                                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
358   5            GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
359   5            GOLDMAN SACHS COMMODITIES ALPHA PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
360   5            GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND   (A       IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
361   6              CCIF LOANS LIMITED                                      IRELAND           100         N/A
362   5            GOLDMAN SACHS CUSTOM STERLING LIQUIDITY FUND (A SUB FUND  IRELAND           N/A         N/A
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS, PLC)
363   5            GOLDMAN SACHS DEDICATED INVESTMENT FUND   (A SUBFUND OF   IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
364   5            GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST         CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
365   5            GOLDMAN SACHS EMERGING MARKETS DEBT LOCAL FEEDER (A       IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
366   5            GOLDMAN SACHS EURO FIXED INCOME PORTFOLIO                 LUXEMBOURG        N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
367   5            GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES FUND (A     IRELAND           N/A         N/A     The direct holder
                     SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
368   5            GOLDMAN SACHS EURO LIQUID RESERVES FUND, A SUB-FUND OF    IRELAND           N/A         N/A     The direct holder
                     THE GOLDMANS SACHS FUNDS, PLC                                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
369   5            GOLDMAN SACHS EURO MONEY MARKET FUND  (A SUB-FUND OF      IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS MONEY MARKET FUNDS)                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
370   5            GOLDMAN SACHS EUROPE AGGREGATE BOND PORTFOLIO (A SUBFUND  LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
371   5            GOLDMAN SACHS EUROPE CONCENTRATED EQUITY PORTFOLIO (A     LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
372   5            GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A SUBFUND OF  LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
373   5            GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A SUBFUND OF    LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
374   5            GOLDMAN SACHS EUROPE HIGH INCOME BOND PORTFOLIO           LUXEMBOURG        N/A         N/A
375   5            GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF GOLDMAN      LUXEMBOURG        N/A         N/A     The direct holder
                     SACHS FUNDS)                                                                                  has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
376   5            GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY PORTFOLIO     LUXEMBOURG        N/A         N/A
377   5            GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC               IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
378   5            GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING     LUXEMBOURG        N/A         N/A     The direct holder
                     MARKETS CORE EQUITY PORTFOLIO                                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
379   5            GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING     LUXEMBOURG        N/A         N/A     The direct holder
                     MARKETS CORPORATE BOND PORTFOLIO                                                              has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
380   5            GOLDMAN SACHS FUNDS - GOLDMAN SACHS GROWTH & EMERGING     LUXEMBOURG        N/A         N/A     The direct holder
                     MARKETS DEBT PORTFOLIO                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
381   5            GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS FUND  (A       IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
382   5            GOLDMAN SACHS GIVI EUROPE EQUITY PORTFOLIO                LUXEMBOURG        N/A         N/A

383   5           GOLDMAN SACHS GIVI GLOBAL EQUITY - GROWTH MARKETS TILT 525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO                                            Investment Funds
384   5           GOLDMAN SACHS GIVI GROWTH & EMERGING MARKETS EQUITY    525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO                                            Investment Funds
385   5           GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A SUBFUND  525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
386   5           GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN JAPAN FOR    525910 - Open-End    George Town             CAYMAN
                    QUALIFIED INSTITUTIONAL INVESTORS ONLY)              Investment Funds                             ISLANDS
387   5           GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN JAPAN FOR    525910 - Open-End    George Town             CAYMAN
                    QUALIFIED INSTITUTIONAL INVESTORS ONLY)              Investment Funds                             ISLANDS
388   5           GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE FUND (A    525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)    Investment Funds
389   5           GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO (HEDGED) (A   525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
390   5           GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED) (A      525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
391   5           GOLDMAN SACHS GLOBAL CURRENCY FUND                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
392   5           GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR PLUS       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
393   5           GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS         525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
394   5           GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO (A        525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
395   5           GOLDMAN SACHS GLOBAL EQUITY LEADERS PORTFOLIO          525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
396   5           GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO         525910 - Open-End    Luxembourg              LUXEMBOURG
                    (PREVIOUSLY GLOBAL PCP EQUITY PORTFOLIO) (A SUBFUND  Investment Funds
                    OF GOLDMAN SACHS FUNDS)
397   5           GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF    525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
398   5           GOLDMAN SACHS GLOBAL FIXED INCOME PLUS PORTFOLIO       525910 - Open-End    Luxembourg              LUXEMBOURG
                    (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)          Investment Funds
399   5           GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A SUBFUND 525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
400   5           GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (HEDGED)   525910 - Open-End    Luxembourg              LUXEMBOURG
                    (A SUBFUND OF GOLDMAN SACHS FUNDS)                   Investment Funds
401   5           GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
402   5           GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II  (A       525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)    Investment Funds
403   5           GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A SUBFUND 525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS)                              Investment Funds
404   5           GOLDMAN SACHS GLOBAL LOWER BETA EQUITY FUND            525910 - Open-End    London                  IRELAND
                                                                         Investment Funds
405   5           GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY PORTFOLIO   525910 - Open-End    Luxembourg              LUXEMBOURG
                    (A SUBFUND OF GOLDMAN SACHS FUNDS)                   Investment Funds
406   5           GOLDMAN SACHS GLOBAL STRATEGIC INCOME BOND PORTFOLIO   525910 - Open-End    Luxembourg              LUXEMBOURG
                    (A SUBFUND OF GOLDMAN SACHS FUNDS)                   Investment Funds
407   5           GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION         525910 - Open-End    Dublin                  IRELAND
                    FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND        Investment Funds
408   5           GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A SUBFUND  525910 - Open-End    Dublin                  IRELAND
                    OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)            Investment Funds
409   5           GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY PORTFOLIO (A  525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS II)                   Investment Funds
410   5           GOLDMAN SACHS GMS DYNAMIC WORLD EQUITY PORTFOLIO (A    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
411   5           GOLDMAN SACHS GMS EMERGING MARKETS EQUITY PORTFOLIO (A 525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS II)                   Investment Funds
412   5           GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS II)                           Investment Funds
413   5           GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A SUBFUND   525910 - Open-End    Luxembourg              LUXEMBOURG
                    OF GOLDMAN SACHS FUNDS II)                           Investment Funds
414   5           GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A SUBFUND OF 525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS II SICAV)                        Investment Funds
415   5           GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A SUBFUND OF    525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS II)                              Investment Funds
416   5           GOLDMAN SACHS GROWTH & EMERGING MARKETS BROAD EQUITY   525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)          Investment Funds
417   5           GOLDMAN SACHS GROWTH & EMERGING MARKETS DEBT LOCAL     525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)          Investment Funds
418   5           GOLDMAN SACHS GROWTH & EMERGING MARKETS EQUITY         525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)          Investment Funds
419   5           GOLDMAN SACHS GROWTH MARKETS BOND LOCAL SUB-TRUST (A   525910 - Open-End    George Town             CAYMAN
                    SUB-TRUST OF THE GOLDMAN SACHS INVESTMENT UNIT       Investment Funds                             ISLANDS
                    TRUST)
420   5           GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
421   5           GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST N        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
422   5           GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A SUBFUND OF     525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
423   5           GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A SUBFUND OF  525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
424   5           GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF GOLDMAN    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SACHS FUNDS)                                         Investment Funds
425   5           GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A SUBFUND OF     525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
426   5           GOLDMAN SACHS LIBERTY HARBOR OPPORTUNISTIC CORPORATE   525910 - Open-End    Luxembourg              LUXEMBOURG
                    BOND PORTFOLIO                                       Investment Funds
427   5           GOLDMAN SACHS N-11 EQUITY PORTFOLIO (A SUBFUND OF      525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
428   5           GOLDMAN SACHS PRIME ENERGY RESERVES PORTFOLIO (A       525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
429   5           GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY MASTER FUND  525910 - Open-End    Dublin                  IRELAND
                    (A SUB FUND OF GOLDMAN SACHS TOTAL CURRENCY FUNDS    Investment Funds
                    PLC)
430   5           GOLDMAN SACHS SPECIALISED FIXED INCOME PORTFOLIO (A    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
431   5           GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS         525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds
432   5           GOLDMAN SACHS STERLING BROAD FIXED INCOME PORTFOLIO (A 525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
433   5           GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A SUBFUND OF  525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
434   5           GOLDMAN SACHS STERLING GOVERNMENT LIQUID RESERVES FUND 525910 - Open-End    Dublin                  IRELAND
                    (A SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)        Investment Funds
435   5           GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A         525910 - Open-End    Dublin                  IRELAND
                   SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)            Investment Funds
436   5           GOLDMAN SACHS STRATEGIC ABSOLUTE RETURN BOND II        525910 - Open-End    Luxembourg              LUXEMBOURG
                    PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds
437   5           GOLDMAN SACHS STRATEGIC COMMODITIES PORTFOLIO (A       525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
438   5           GOLDMAN SACHS TACTICAL TILT PORTFOLIO (A SUBFUND OF    525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS II)                              Investment Funds
439   5           GOLDMAN SACHS TRUST-GOLDMAN SACHS INDIA EQUITY FUND    525910 - Open-End    Chicago       IL        Delaware
                                                                         Investment Funds
440   6             GOLDMAN SACHS MAURITIUS INDIA EQUITY FUND LTD.       525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
441   5           GOLDMAN SACHS US CORE EQUITY PORTFOLIO (A SUBFUND OF   525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
442   5           GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND OF        525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
443   5           GOLDMAN SACHS US FIXED INCOME FEEDER PORTFOLIO  (A     525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)               Investment Funds
444   5           GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A SUBFUND OF  525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
445   5           GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A SUBFUND OF 525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
446   5           GOLDMAN SACHS US MORTGAGE BACKED SECURITIES PORTFOLIO  525910 - Open-End    Luxembourg              LUXEMBOURG
                    (A SUBFUND OF GOLDMAN SACHS FUNDS)                   Investment Funds
447   5           GOLDMAN SACHS US REAL ESTATE BALANCED PORTFOLIO        525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
448   5           GOLDMAN SACHS US SMALL CAP CORE EQUITY PORTFOLIO (A    525910 - Open-End    Luxembourg              LUXEMBOURG
                    SUBFUND OF GOLDMAN SACHS FUNDS)                      Investment Funds
449   5           GOLDMAN SACHS US SUPERCONCENTRATED GROWTH PORTFOLIO    525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
450   5           GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A SUBFUND OF  525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
451   5           GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND (A       525910 - Open-End    Dublin                  IRELAND
                    SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)    Investment Funds
452   5           GOLDMAN SACHS US$ LIQUID RESERVES FUND, A SUB-FUND OF  525910 - Open-End    Dublin                  IRELAND
                    THE GOLDMAN SACHS FUNDS, PLC                         Investment Funds
453   5           GOLDMAN SACHS US$ MONEY MARKET FUND  (A SUBFUND OF     525910 - Open-End    Dublin                  IRELAND
                    GOLDMAN SACHS MONEY MARKET FUNDS)                    Investment Funds
454   5           GOLDMAN SACHS US$ TREASURY LIQUID RESERVES FUND (A     525910 - Open-End    Dublin                  IRELAND
                    SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)            Investment Funds
455   5           GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A SUB-FUND OF 525910 - Open-End    Dublin                  IRELAND
                    THE GOLDMANS SACHS FUNDS, PLC)                       Investment Funds
456   5           GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
457   5           GS MULTI-ASSET BALANCE FUND 4                          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
458   5           GS Multi-Asset Balance Fund 3                          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
459   5           GSAM GLOBAL SUSTAIN EQUITY PORTFOLIO (A SUBFUND OF     525910 - Open-End    Luxembourg              LUXEMBOURG
                    GOLDMAN SACHS FUNDS)                                 Investment Funds
460   5           GSAMI China Equity Portfolio (a sub-fund of GSAMI      525910 - Open-End    Dublin                  IRELAND
                    China Funds, Public Limited Company)                 Investment Funds
461   5           Goldman Sachs Brazil Equity Portfolio (A Subfund of    525910 - Open-End    Luxembourg              LUXEMBOURG
                    Goldman Sachs Funds)                                 Investment Funds
462   4         GOLDMAN SACHS BANK (EUROPE) PLC                          522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
463   4         GOLDMAN SACHS HOLDINGS (U.K.)                            551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
464   5           DUNVEGAN INVESTMENTS, LTD.                             523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
465   5           FORRES LLC                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
466   6             FORRES INVESTMENTS LIMITED                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
467   5           GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED 523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
468   6             BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE LIMITED   523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
469   5           GOLDMAN SACHS BANK (EUROPE) PLC                        522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
470   5           GOLDMAN SACHS INTERNATIONAL                            523110 - Investment  London                  UNITED
                                                                         Banking and                                  KINGDOM
                                                                         Securities Dealing                           (OTHER)
471   6             ARES FINANCE S.r.l.                                  525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
472   6             AVK Rohr Limited                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
473   6             DUNVEGAN INVESTMENTS, LTD.                           523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
474   6             FALCON FINANCE LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
475   6             GOLDMAN SACHS (CAYMAN) LIMITED                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
476   6             GOLDMAN SACHS ALTERNATIVE BETA TREND INTEREST RATE   525910 - Open-End    Grand Cayman            CAYMAN
                      LIMITED                                            Investment Funds                             ISLANDS
477   6             GOLDMAN SACHS BANK (EUROPE) PLC                      522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
478   6             GOLDMAN SACHS DYNAMIC TAIL RISK LIMITED              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
479   6             GOLDMAN SACHS EUROPE LIMITED                         523930 - Investment  Saint Helier            UNITED
                                                                         Advice                                       KINGDOM
                                                                                                                      (OTHER)
480   6             GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
481   7               COOLMORE SPMA LIMITED                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
482   8                 MA COOLMORE LIMITED                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
483   9                   COOLMORE TRADING LIMITED                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
484   7               MA ALTERNATIVE BETA TREND UCITS LIMITED            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
485   7               MA GOLDMAN SACHS ALTERNATIVE BETA CONVERTIBLE      525990 - Other       George Town             CAYMAN
                        ARBITRAGE LIMITED                                Financial Vehicles                           ISLANDS
486   7               MA GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG      525990 - Other       George Town             CAYMAN
                        SHORT LIMITED                                    Financial Vehicles                           ISLANDS
487   7               MA GOLDMAN SACHS ALTERNATIVE BETA EVENT DRIVEN     525990 - Other       George Town             CAYMAN
                        LIMITED                                          Financial Vehicles                           ISLANDS
488   7               MA GOLDMAN SACHS ALTERNATIVE BETA MACRO LIMITED    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
489   7               MA GOLDMAN SACHS ALTERNATIVE BETA RELATIVE VALUE   525990 - Other       George Town             CAYMAN
                        LIMITED                                          Financial Vehicles                           ISLANDS
490   7               SIGNUM MANAGED ACCOUNT I LIMITED                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
491   6             GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED          523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
492   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - DYNAMO-J11   525910 - Open-End    Luxembourg              LUXEMBOURG
                      V12 PORTFOLIO                                      Investment Funds
493   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - GLOBAL       525910 - Open-End    Luxembourg              LUXEMBOURG
                      TRACKER PORTFOLIO                                  Investment Funds
494   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - GOLDMAN      525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS SYSTEMATIC ABSOLUTE RETURN TRACKER JPY       Investment Funds
                      STRATEGY PORTFOLIO
495   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - GSQUARTIX    525910 - Open-End    Luxembourg              LUXEMBOURG
                      ENHANCED STRATEGY ON THE DOW JONES - UBS COMMODITY Investment Funds
                      INDEX MANAGED BY CLIVE CAPITAL
496   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI     525910 - Open-End    Luxembourg              LUXEMBOURG
                      ENHANCED STRATEGY PORTFOLIO                        Investment Funds
497   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI     525910 - Open-End    Luxembourg              LUXEMBOURG
                      LIGHT ENERGY PORTFOLIO                             Investment Funds
498   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - SYSTEMATIC   525910 - Open-End    Luxembourg              LUXEMBOURG
                      MI VOLTAR4 (10-11) PORTFOLIO                       Investment Funds
499   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS - SYSTEMATIC   525910 - Open-End    Luxembourg              LUXEMBOURG
                      MI VOLTAR4 (15-11) PORTFOLIO                       Investment Funds
500   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS-DYNAMO-J11 V5  525910 - Open-End    Luxembourg              LUXEMBOURG
                      PORTFOLIO                                          Investment Funds
501   6             GOLDMAN SACHS SPECIALIZED INVESTMENTS-GLOBAL TRACKER 525910 - Open-End    Luxembourg              LUXEMBOURG
                      PORTFOLIO II                                       Investment Funds
502   6             GOLDMAN SACHS STRATEGIC INVESTMENTS PLC-GOLDMAN      525910 - Open-End    Dublin                  IRELAND
                      SACHS DIVIDEND-LINKED EQUITY INCOME PORTFOLIO      Investment Funds
503   6             GOLDMAN SACHS STRUCTURED INVESTMENT SICAV - GOLDMAN  525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA MACRO UCITS PORTFOLIO       Investment Funds
504   6             GOLDMAN SACHS STRUCTURED INVESTMENTS II SICAV -      525910 - Open-End    Luxembourg              LUXEMBOURG
                      GOLDMAN SACHS ABSOLUTE RETURN TRACKER INDEX ETF    Investment Funds
                      PORTFOLIO
505   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - BRICS   525910 - Open-End    Luxembourg              LUXEMBOURG
                      NIFTY 50 DEVELOPED MARKETS PORTFOLIO               Investment Funds
506   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - BRICS   525910 - Open-End    Luxembourg              LUXEMBOURG
                      NIFTY 50 EMERGING MARKETS PORTFOLIO                Investment Funds
507   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      DYNAMO-CHF PORTFOLIO                               Investment Funds
508   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ABSOLUTE RETURN TRACKER INDEX PORTFOLIO      Investment Funds
509   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA COMPOSITE I UCITS PORTFOLIO Investment Funds
510   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA EVENT DRIVEN UCITS          Investment Funds
                      PORTFOLIO

383   5            GOLDMAN SACHS GIVI GLOBAL EQUITY - GROWTH MARKETS TILT    LUXEMBOURG        N/A         N/A
                     PORTFOLIO
384   5            GOLDMAN SACHS GIVI GROWTH & EMERGING MARKETS EQUITY       LUXEMBOURG        N/A         N/A
                     PORTFOLIO
385   5            GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A SUBFUND OF  LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
386   5            GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN JAPAN FOR       CAYMAN ISLANDS    N/A         N/A     The direct holder
                     QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
387   5            GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN JAPAN FOR       CAYMAN ISLANDS    N/A         N/A     The direct holder
                     QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
388   5            GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE FUND (A       IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
389   5            GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO (HEDGED) (A      LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
390   5            GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED) (A SUBFUND LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
391   5            GOLDMAN SACHS GLOBAL CURRENCY FUND                        CAYMAN ISLANDS    N/A         N/A
392   5            GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR PLUS          IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
393   5            GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS            IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
394   5            GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO (A SUBFUND   LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
395   5            GOLDMAN SACHS GLOBAL EQUITY LEADERS PORTFOLIO             LUXEMBOURG        N/A         N/A
396   5            GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO            LUXEMBOURG        N/A         N/A     The direct holder
                     (PREVIOUSLY GLOBAL PCP EQUITY PORTFOLIO) (A SUBFUND OF                                        has Control
                      GOLDMAN SACHS FUNDS)                                                                         through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
397   5            GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF       LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
398   5            GOLDMAN SACHS GLOBAL FIXED INCOME PLUS PORTFOLIO (HEDGED) LUXEMBOURG        N/A         N/A     The direct holder
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
399   5            GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A SUBFUND OF LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
400   5            GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (HEDGED) (A   LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
401   5            GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
402   5            GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II  (A SUBFUND  IRELAND           N/A         N/A     The direct holder
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
403   5            GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A SUBFUND OF LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
404   5            GOLDMAN SACHS GLOBAL LOWER BETA EQUITY FUND               UNITED KINGDOM    N/A         N/A     The direct holder
                                                                             (OTHER)                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
405   5            GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY PORTFOLIO (A   LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
406   5            GOLDMAN SACHS GLOBAL STRATEGIC INCOME BOND PORTFOLIO  (A  LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
407   5            GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION            IRELAND           N/A         N/A     The direct holder
                     FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
408   5            GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A SUBFUND OF  IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
409   5            GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY PORTFOLIO (A     LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
410   5            GOLDMAN SACHS GMS DYNAMIC WORLD EQUITY PORTFOLIO (A       LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
411   5            GOLDMAN SACHS GMS EMERGING MARKETS EQUITY PORTFOLIO (A    LUXEMBOURG        N/A         N/A
                     SUBFUND OF GOLDMAN SACHS FUNDS II)
412   5            GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
413   5            GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF   LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
414   5            GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A SUBFUND OF    LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II SICAV)                                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
415   5            GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A SUBFUND OF       LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
416   5            GOLDMAN SACHS GROWTH & EMERGING MARKETS BROAD EQUITY      LUXEMBOURG        N/A         N/A     The direct holder
                     PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
417   5            GOLDMAN SACHS GROWTH & EMERGING MARKETS DEBT LOCAL        LUXEMBOURG        N/A         N/A     The direct holder
                     PORTFOLIO (SUB FUND OF GOLDMAN SACHS FUNDS)                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
418   5            GOLDMAN SACHS GROWTH & EMERGING MARKETS EQUITY PORTFOLIO  LUXEMBOURG        N/A         N/A     The direct holder
                     (SUB FUND OF GOLDMAN SACHS FUNDS)                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
419   5            GOLDMAN SACHS GROWTH MARKETS BOND LOCAL SUB-TRUST (A      CAYMAN ISLANDS    N/A         N/A
                     SUB-TRUST OF THE GOLDMAN SACHS INVESTMENT UNIT TRUST)
420   5            GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST             CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
421   5            GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST N           CAYMAN ISLANDS    N/A         N/A
422   5            GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A SUBFUND OF        LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
423   5            GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A SUBFUND OF     LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
424   5            GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF GOLDMAN SACHS LUXEMBOURG        N/A         N/A     The direct holder
                     FUNDS)                                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
425   5            GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A SUBFUND OF        LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
426   5            GOLDMAN SACHS LIBERTY HARBOR OPPORTUNISTIC CORPORATE BOND LUXEMBOURG        N/A         N/A
                     PORTFOLIO
427   5            GOLDMAN SACHS N-11 EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN LUXEMBOURG        N/A         N/A     The direct holder
                     SACHS FUNDS)                                                                                  has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
428   5            GOLDMAN SACHS PRIME ENERGY RESERVES PORTFOLIO (A SUBFUND  LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
429   5            GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY MASTER FUND (A  IRELAND           N/A         N/A     The direct holder
                     SUB FUND OF GOLDMAN SACHS TOTAL CURRENCY FUNDS PLC)                                           has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
430   5            GOLDMAN SACHS SPECIALISED FIXED INCOME PORTFOLIO (A       LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
431   5            GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS PORTFOLIO  LUXEMBOURG        N/A         N/A     The direct holder
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
432   5            GOLDMAN SACHS STERLING BROAD FIXED INCOME PORTFOLIO (A    LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
433   5            GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A SUBFUND OF     LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
434   5            GOLDMAN SACHS STERLING GOVERNMENT LIQUID RESERVES FUND (A IRELAND           N/A         N/A     The direct holder
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)                                                    has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
435   5            GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A SUB-FUND   IRELAND           N/A         N/A     The direct holder
                     OF THE GOLDMANS SACHS FUNDS, PLC)                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
436   5            GOLDMAN SACHS STRATEGIC ABSOLUTE RETURN BOND II PORTFOLIO LUXEMBOURG        N/A         N/A     The direct holder
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
437   5            GOLDMAN SACHS STRATEGIC COMMODITIES PORTFOLIO (A SUBFUND  LUXEMBOURG        N/A         N/A     The direct holder
                     OF GOLDMAN SACHS FUNDS)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
438   5            GOLDMAN SACHS TACTICAL TILT PORTFOLIO (A SUBFUND OF       LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS II)                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
439   5            GOLDMAN SACHS TRUST-GOLDMAN SACHS INDIA EQUITY FUND       UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
440   6              GOLDMAN SACHS MAURITIUS INDIA EQUITY FUND LTD.          MAURITIUS         100         N/A
441   5            GOLDMAN SACHS US CORE EQUITY PORTFOLIO (A SUBFUND OF      LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
442   5            GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN   LUXEMBOURG        N/A         N/A     The direct holder
                     SACHS FUNDS)                                                                                  has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
443   5            GOLDMAN SACHS US FIXED INCOME FEEDER PORTFOLIO  (A        IRELAND           N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
444   5            GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A SUBFUND OF     LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
445   5            GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A SUBFUND OF    LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
446   5            GOLDMAN SACHS US MORTGAGE BACKED SECURITIES PORTFOLIO (A  LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
447   5            GOLDMAN SACHS US REAL ESTATE BALANCED PORTFOLIO           LUXEMBOURG        N/A         N/A
448   5            GOLDMAN SACHS US SMALL CAP CORE EQUITY PORTFOLIO (A       LUXEMBOURG        N/A         N/A     The direct holder
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
449   5            GOLDMAN SACHS US SUPERCONCENTRATED GROWTH PORTFOLIO       LUXEMBOURG        N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
450   5            GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A SUBFUND OF     LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
451   5            GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND (A SUBFUND  IRELAND           N/A         N/A     The direct holder
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
452   5            GOLDMAN SACHS US$ LIQUID RESERVES FUND, A SUB-FUND OF THE IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS, PLC                                                                      has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
453   5            GOLDMAN SACHS US$ MONEY MARKET FUND  (A SUBFUND OF        IRELAND           N/A         N/A     The direct holder
                     GOLDMAN SACHS MONEY MARKET FUNDS)                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
454   5            GOLDMAN SACHS US$ TREASURY LIQUID RESERVES FUND (A        IRELAND           N/A         N/A     The direct holder
                     SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
455   5            GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A SUB-FUND OF    IRELAND           N/A         N/A     The direct holder
                     THE GOLDMANS SACHS FUNDS, PLC)                                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
456   5            GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST       CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
457   5            GS MULTI-ASSET BALANCE FUND 4                             CAYMAN ISLANDS    N/A         N/A
458   5            GS Multi-Asset Balance Fund 3                             CAYMAN ISLANDS    N/A         N/A
459   5            GSAM GLOBAL SUSTAIN EQUITY PORTFOLIO (A SUBFUND OF        LUXEMBOURG        N/A         N/A     The direct holder
                     GOLDMAN SACHS FUNDS)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
460   5            GSAMI China Equity Portfolio (a sub-fund of GSAMI China   IRELAND           N/A         N/A     The direct holder
                     Funds, Public Limited Company)                                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
461   5            Goldman Sachs Brazil Equity Portfolio (A Subfund of       LUXEMBOURG        N/A         N/A     The direct holder
                     Goldman Sachs Funds)                                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
462   4          GOLDMAN SACHS BANK (EUROPE) PLC                             IRELAND           100         N/A
463   4          GOLDMAN SACHS HOLDINGS (U.K.)                               UNITED KINGDOM    100         N/A
                                                                             (OTHER)
464   5            DUNVEGAN INVESTMENTS, LTD.                                CAYMAN ISLANDS    100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary B
                                                                                                                   shares.
465   5            FORRES LLC                                                UNITED STATES     N/A         N/A
466   6              FORRES INVESTMENTS LIMITED                              CAYMAN ISLANDS    100         N/A
467   5            GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED    INDIA (OTHER)     100         N/A
468   6              BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE LIMITED      INDIA (OTHER)     99          N/A
469   5            GOLDMAN SACHS BANK (EUROPE) PLC                           IRELAND           100         N/A
470   5            GOLDMAN SACHS INTERNATIONAL                               UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
471   6              ARES FINANCE S.r.l.                                     ITALY (OTHER)     100         N/A
472   6              AVK Rohr Limited                                        CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
473   6              DUNVEGAN INVESTMENTS, LTD.                              CAYMAN ISLANDS    100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Preferred A
                                                                                                                   shares.
474   6              FALCON FINANCE LIMITED                                  CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
475   6              GOLDMAN SACHS (CAYMAN) LIMITED                          CAYMAN ISLANDS    100         N/A
476   6              GOLDMAN SACHS ALTERNATIVE BETA TREND INTEREST RATE      CAYMAN ISLANDS    N/A         N/A
                       LIMITED
477   6              GOLDMAN SACHS BANK (EUROPE) PLC                         IRELAND           100         N/A
478   6              GOLDMAN SACHS DYNAMIC TAIL RISK LIMITED                 CAYMAN ISLANDS    N/A         N/A
479   6              GOLDMAN SACHS EUROPE LIMITED                            JERSEY            91          N/A
480   6              GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED              CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
481   7                COOLMORE SPMA LIMITED                                 CAYMAN ISLANDS    N/A         43
482   8                  MA COOLMORE LIMITED                                 CAYMAN ISLANDS    N/A         100
483   9                    COOLMORE TRADING LIMITED                          CAYMAN ISLANDS    N/A         100
484   7                MA ALTERNATIVE BETA TREND UCITS LIMITED               CAYMAN ISLANDS    N/A         100
485   7                MA GOLDMAN SACHS ALTERNATIVE BETA CONVERTIBLE         CAYMAN ISLANDS    N/A         100
                         ARBITRAGE LIMITED
486   7                MA GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG SHORT   CAYMAN ISLANDS    N/A         100
                         LIMITED
487   7                MA GOLDMAN SACHS ALTERNATIVE BETA EVENT DRIVEN        CAYMAN ISLANDS    N/A         100
                         LIMITED
488   7                MA GOLDMAN SACHS ALTERNATIVE BETA MACRO LIMITED       CAYMAN ISLANDS    N/A         100
489   7                MA GOLDMAN SACHS ALTERNATIVE BETA RELATIVE VALUE      CAYMAN ISLANDS    100         N/A
                         LIMITED
490   7                SIGNUM MANAGED ACCOUNT I LIMITED                      CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
491   6              GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
492   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - DYNAMO-J11 V12  LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
493   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - GLOBAL TRACKER  LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
494   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - GOLDMAN SACHS   LUXEMBOURG        N/A         N/A     The direct holder
                       SYSTEMATIC ABSOLUTE RETURN TRACKER JPY STRATEGY                                             has Control
                       PORTFOLIO                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
495   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - GSQUARTIX       LUXEMBOURG        N/A         N/A
                       ENHANCED STRATEGY ON THE DOW JONES - UBS COMMODITY
                       INDEX  MANAGED BY CLIVE CAPITAL
496   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI        LUXEMBOURG        N/A         N/A     The direct holder
                       ENHANCED STRATEGY PORTFOLIO                                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
497   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI LIGHT  LUXEMBOURG        N/A         N/A     The direct holder
                       ENERGY PORTFOLIO                                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
498   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - SYSTEMATIC MI   LUXEMBOURG        N/A         N/A     The direct holder
                       VOLTAR4 (10-11) PORTFOLIO                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
499   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS - SYSTEMATIC MI   LUXEMBOURG        N/A         N/A     The direct holder
                       VOLTAR4 (15-11) PORTFOLIO                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
500   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS-DYNAMO-J11 V5     LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
501   6              GOLDMAN SACHS SPECIALIZED INVESTMENTS-GLOBAL TRACKER    LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO II                                                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
502   6              GOLDMAN SACHS STRATEGIC INVESTMENTS PLC-GOLDMAN SACHS   IRELAND           N/A         N/A     The direct holder
                       DIVIDEND-LINKED EQUITY INCOME PORTFOLIO                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
503   6              GOLDMAN SACHS STRUCTURED INVESTMENT SICAV - GOLDMAN     LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA MACRO UCITS PORTFOLIO                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
504   6              GOLDMAN SACHS STRUCTURED INVESTMENTS II SICAV - GOLDMAN LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ABSOLUTE RETURN TRACKER INDEX ETF PORTFOLIO                                           has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
505   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - BRICS      LUXEMBOURG        N/A         N/A     The direct holder
                       NIFTY 50 DEVELOPED MARKETS PORTFOLIO                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
506   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - BRICS      LUXEMBOURG        N/A         N/A     The direct holder
                       NIFTY 50 EMERGING MARKETS PORTFOLIO                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
507   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - DYNAMO-CHF LUXEMBOURG        N/A         N/A     The direct holder
                       PORTFOLIO                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
508   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ABSOLUTE RETURN TRACKER INDEX PORTFOLIO                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
509   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA COMPOSITE I UCITS PORTFOLIO                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
510   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA EVENT DRIVEN UCITS PORTFOLIO                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.

511   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA RELATIVE VALUE UCITS        Investment Funds
                      PORTFOLIO
512   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS ALTERNATIVE BETA TREND UCITS PORTFOLIO       Investment Funds
513   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SACHS FLOATING RATE EURO PORTFOLIO                 Investment Funds
514   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX COMMODITY ALPHA PORTFOLIO                Investment Funds
515   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX COMMODITY ALPHA-BETA PORTFOLIO           Investment Funds
516   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX DIVERSIFIED STRATEGIES PORTFOLIO         Investment Funds
517   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX DIVIDEND LINKED PORTFOLIO ON THE DOW     Investment Funds
                      JONES EURO STOXX 50(R) INDEX
518   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX DOW JONES - UBS ENHANCED STRATEGY        Investment Funds
                      PORTFOLIO
519   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GSQUARTIX MACRO HARVESTER PORTFOLIO                Investment Funds
520   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV -         525910 - Open-End    Luxembourg              LUXEMBOURG
                      GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG SHORT   Investment Funds
                      UCITS PORTFOLIO
521   6             GOLDMAN SACHS STRUCTURED INVESTMENTS                 525910 - Open-End    Luxembourg              LUXEMBOURG
                      SICAV-ALTERNATIVE ALPHA TACTICAL TRADING INDEX     Investment Funds
                      PORTFOLIO
522   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-GSQUARTIX 525910 - Open-End    Luxembourg              LUXEMBOURG
                      DYNAMO PORTFOLIO                                   Investment Funds
523   6             GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-REDUCED   525910 - Open-End    Luxembourg              LUXEMBOURG
                      VOLATILITY VELOCITY AND CARRY STRATEGY PORTFOLIO   Investment Funds
524   6             GSQUARTIX PUBLIC LIMITED COMPANY - GSQUARTIX BRICS   525910 - Open-End    Dublin                  IRELAND
                      NIFTY 50 DEVELOPED MARKETS PORTFOLIO               Investment Funds
525   6             MA GOLDMAN SACHS ALTERNATIVE BETA TREND INTEREST     525910 - Open-End    Grand Cayman            CAYMAN
                      RATE LIMITED                                       Investment Funds                             ISLANDS
526   6             MA GOLDMAN SACHS DYNAMIC TAIL RISK LIMITED           525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
527   6             MA WCM FF Limited                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
528   6             SERVICED PLATFORM SICAV - KARSCH CAPITAL UCITS FUND  525910 - Open-End    Luxembourg              LUXEMBOURG
                                                                         Investment Funds
529   6             SIGNUM MANAGED ACCOUNT I LIMITED                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
530   6             SIGNUM MANAGED ACCOUNT III LIMITED                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
531   6             SPHERE FUNDO DE INVESTIMENTO MULTIMERCADO -          525910 - Open-End    Sao Paulo               BRAZIL
                      INVESTIMENTO NO EXTERIOR CREDITO PRIVADO           Investment Funds
532   7               SPHERE FUND                                        525910 - Open-End    Sao Paulo               CAYMAN
                                                                         Investment Funds                             ISLANDS
533   6             Signum AVK Limited                                   525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
534   6             ULTEGRA FINANCE LIMITED                              525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
535   5           GOLDMAN SACHS SAUDI ARABIA                             525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
536   5           GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED  523991 - Trust,      Mumbai                  INDIA
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
537   6             BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED            523991 - Trust,      Mumbai                  INDIA
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
538   6             GOLDMAN SACHS BANKING INDEX EXCHANGE TRADED SCHEME - 525910 - Open-End    Mumbai                  INDIA
                      SUB FUND OF GOLDMAN SACHS MUTUAL FUND              Investment Funds                             (OTHER)
539   6             GOLDMAN SACHS DERIVATIVE FUND - SUB FUND OF GOLDMAN  525910 - Open-End    Mumbai                  INDIA
                      SACHS MUTUAL FUND                                  Investment Funds                             (OTHER)
540   6             GOLDMAN SACHS EQUITY & DERIVATIVES OPPORTUNITIES     525910 - Open-End    Mumbai                  INDIA
                      FUND - SUB FUND OF GOLDMAN SACHS MUTUAL FUND       Investment Funds                             (OTHER)
541   6             GOLDMAN SACHS GOLD EXCHANGE TRADED SCHEME - SUB FUND 525910 - Open-End    Mumbai                  INDIA
                      OF GOLDMAN SACHS MUTUAL FUND                       Investment Funds                             (OTHER)
542   6             GOLDMAN SACHS HANG SENG EXCHANGE TRADED SCHEME - SUB 525910 - Open-End    Mumbai                  INDIA
                      FUND OF GOLDMAN SACHS MUTUAL FUND                  Investment Funds                             (OTHER)
543   6             GOLDMAN SACHS INDIA EQUITY FUND - SUB FUND OF        525910 - Open-End    Mumbai                  INDIA
                      GOLDMAN SACHS MUTUAL FUND                          Investment Funds                             (OTHER)
544   6             GOLDMAN SACHS INFRASTRUCTURE EXCHANGE TRADED SCHEME  525910 - Open-End    Mumbai                  INDIA
                      - SUB FUND OF GOLDMAN SACHS MUTUAL FUND            Investment Funds                             (OTHER)
545   6             GOLDMAN SACHS LIQUID EXCHANGE TRADED SCHEME - SUB    525910 - Open-End    Mumbai                  INDIA
                      FUND OF GOLDMAN SACHS MUTUAL FUND                  Investment Funds                             (OTHER)
546   6             GOLDMAN SACHS MUTUAL FUND                            523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
547   6             GOLDMAN SACHS NIFTY EXCHANGE TRADED SCHEME - SUB     525910 - Open-End    Mumbai                  INDIA
                      FUND OF GOLDMAN SACHS MUTUAL FUND                  Investment Funds                             (OTHER)
548   6             GOLDMAN SACHS NIFTY JUNIOR EXCHANGE TRADED SCHEME -  525910 - Open-End    Mumbai                  INDIA
                      SUB FUND OF GOLDMAN SACHS MUTUAL FUND              Investment Funds                             (OTHER)
549   6             GOLDMAN SACHS PSU BANK EXCHANGE TRADED SCHEME - SUB  525910 - Open-End    Mumbai                  INDIA
                      FUND OF GOLDMAN SACHS MUTUAL FUND                  Investment Funds                             (OTHER)
550   6             GOLDMAN SACHS S&P CNX NIFTY SHARIAH INDEX EXCHANGE   525910 - Open-End    Mumbai                  INDIA
                      TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL   Investment Funds                             (OTHER)
                      FUND
551   6             GOLDMAN SACHS SHORT TERM FUND - SUB FUND OF GOLDMAN  525910 - Open-End    Mumbai                  INDIA
                      SACHS MUTUAL FUND                                  Investment Funds                             (OTHER)
552   6             Goldman Sachs S&P CNX 500 Fund - Sub fund of Goldman 525910 - Open-End    Mumbai                  INDIA
                      Sachs Mutual Fund                                  Investment Funds                             (OTHER)
553   5           MONTAGUE PLACE CUSTODY SERVICES                        523991 - Trust,      London                  UNITED
                                                                         Fiduciary, and                               KINGDOM
                                                                         Custody Activities                           (OTHER)
554   4         GOLDMAN SACHS INTERNATIONAL                              523110 - Investment  London                  UNITED
                                                                         Banking and                                  KINGDOM
                                                                         Securities Dealing                           (OTHER)
555   4         GOLDMAN SACHS INTERNATIONAL BANK                         522110 - Commercial  London                  UNITED
                                                                         Banking                                      KINGDOM
                                                                                                                      (OTHER)
556   4         GOLDMAN SACHS SAUDI ARABIA                               525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
557   4         GS LEASING HOLDINGS LIMITED                              551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
558   5           BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.         525990 - Other       London                  NETHERLANDS
                                                                         Financial Vehicles
559   4         GS LEASING MANAGEMENT LIMITED                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
560   4         GS LIQUID TRADING PLATFORM I PCC                         525990 - Other       Saint Helier            UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
561   4         GS LIQUID TRADING PLATFORM II LIMITED                    525990 - Other       Saint Helier            UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
562   4         KILLINGHOLME POWER GROUP LIMITED                         551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
563   5           KILLINGHOLME HOLDINGS LIMITED                          551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
564   4         MONEY PARTNERS HOLDINGS LIMITED                          551112 - Offices of  Uxbridge                UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
565   4         MONTAGUE PLACE CUSTODY SERVICES                          523991 - Trust,      London                  UNITED
                                                                         Fiduciary, and                               KINGDOM
                                                                         Custody Activities                           (OTHER)
566   4         NUFCOR INTERNATIONAL LIMITED                             523130 - Commodity   London                  UNITED
                                                                         Contracts Dealing                            KINGDOM
                                                                                                                      (OTHER)
567   5           NUFCOR CAPITAL LIMITED                                 523930 - Investment  London                  UNITED
                                                                         Advice                                       KINGDOM
                                                                                                                      (OTHER)
568   4         PUMBAA FINANCE B.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
569   4         PUMBAA LUXEMBOURG S.A R.L.                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
570   4         SCADBURY UK LIMITED                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
571   5           GS EQUIPMENT FINANCE I LIMITED                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
572   5           GS EQUIPMENT FINANCE II LIMITED                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
573   5           GS LEASING NO. 1 LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
574   6             GS LEASING                                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
575   5           GS LEASING NO. 3 LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
576   6             GS LEASING                                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
577   5           SCADBURY ASSETS                                        525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
578   5           SCADBURY FUNDING LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
579   6             SCADBURY ASSETS                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
580   6             SCADBURY II ASSETS LIMITED                           551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
581   4         SHIRE UK LIMITED                                         551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
582   5           GS FUNDING INVESTMENTS LIMITED                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
583   5           GS FUNDING MANAGEMENT LIMITED                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
584   5           KILLINGHOLME GENERATION LIMITED                        551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
585   6             GS KILLINGHOLME CAYMAN INVESTMENTS LTD.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
586   6             KPL ACQUISITIONS LIMITED                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
587   7               KPL HOLDINGS LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
588   6             KPL FINANCE LIMITED                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
589   5           SHIRE ASSETS                                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
590   5           SHIRE FUNDING LIMITED                                  525990 - Other       London                  CAYMAN
                                                                         Financial Vehicles                           ISLANDS
591   6             KILLINGHOLME GENERATION LIMITED                      551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
592   6             SHIRE ASSETS                                         525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
593   5           SHIRE II ASSETS LIMITED                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
594   3       GOLDMAN SACHS PROPERTY MANAGEMENT                          53131 -              London                  UNITED
                                                                         Nonresidential                               KINGDOM
                                                                         property managers                            (OTHER)
595   2     GOLDMAN SACHS 1, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
596   2     GOLDMAN SACHS 2, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
597   2     GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
598   3       GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
599   4         GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.           525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
600   2     GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
601   3       GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
602   4         GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.           525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
603   2     GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
604   3       GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
605   4         GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.           525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
606   4         GSEP 2005 REALTY CORP.                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
607   2     GOLDMAN SACHS 3, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
608   2     GOLDMAN SACHS 4, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
609   2     GOLDMAN SACHS 49 FUND, LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
610   2     GOLDMAN SACHS 5, L.P.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
611   2     GOLDMAN SACHS ARGENTINA L.L.C.                               523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
612   2     GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                  522320 - Financial   Wilmington    DE        Delaware
                                                                         Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
613   2     GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                     523920 - Portfolio   Tokyo                   JAPAN
                                                                         Management
614   3       GS GIVI JAPAN EQUITY FUND (DB)                             525910 - Open-End    Tokyo                   JAPAN
                                                                         Investment Funds
615   4         GS GIVI JAPAN EQUITY MOTHER FUND                         525910 - Open-End    Tokyo                   JAPAN
                                                                         Investment Funds
616   3       GS GIVI JAPAN EQUITY MOTHER FUND                           525910 - Open-End    Tokyo                   JAPAN
                                                                         Investment Funds
617   3       JAPAN PRIVATE REIT, INC.                                   525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
618   2     GOLDMAN SACHS ASSET MANAGEMENT, L.P.                         523920 - Portfolio   New York      NY        Delaware
                                                                         Management
619   3       ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS 525910 - Open-End    New York      NY        Delaware
                GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.     Investment Funds
620   3       ALTRINSIC: NON-US EQUITY LLC                               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
621   4         ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
622   3       ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
623   3       ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) [SERIES], A SERIES 525910 - Open-End    New York      NY        Delaware
                OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED       Investment Funds
                PORTFOLIOS, L.L.C.
624   3       COF ASSET TRUST 11/11                                      525990 - Other       Newark        DE        Delaware
                                                                         Financial Vehicles
625   3       DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF        525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
626   3       DWIGHT ASSET MANAGEMENT COMPANY LLC                        523920 - Portfolio   Burlington    VT        Delaware
                                                                         Management
627   3       DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3       525910 - Open-End    New York      NY        Delaware
               [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER        Investment Funds
               STRATEGIES MANAGED PORTFOLIOS, L.L.C.
628   4         GMS DISCOVERY FUND, LLC                                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
629   3       DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5       525910 - Open-End    New York      NY        Delaware
                [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER       Investment Funds
                STRATEGIES MANAGED PORTFOLIOS, L.L.C.
630   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF 525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
631   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 [SERIES],  SERIES OF  525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
632   4         GMS DISCOVERY FUND, LLC                                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
633   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 [SERIES], A SERIES OF 525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
634   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
635   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
636   3       DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
637   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
638   3       EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds

511   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A
                       SACHS ALTERNATIVE BETA RELATIVE VALUE UCITS PORTFOLIO
512   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA TREND UCITS PORTFOLIO                                                has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
513   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN    LUXEMBOURG        N/A         N/A     The direct holder
                       SACHS FLOATING RATE EURO PORTFOLIO                                                          has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
514   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       COMMODITY ALPHA PORTFOLIO                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
515   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       COMMODITY ALPHA-BETA PORTFOLIO                                                              has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
516   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       DIVERSIFIED STRATEGIES PORTFOLIO                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
517   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       DIVIDEND LINKED PORTFOLIO ON THE DOW JONES EURO                                             has Control
                       STOXX 50(R) INDEX                                                                           through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
518   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       DOW JONES - UBS ENHANCED STRATEGY PORTFOLIO                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
519   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GSQUARTIX  LUXEMBOURG        N/A         N/A     The direct holder
                       MACRO HARVESTER PORTFOLIO                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
520   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN   LUXEMBOURG         N/A         N/A     The direct holder
                       SACHS ALTERNATIVE BETA EQUITY LONG SHORT UCITS                                              has Control
                       PORTFOLIO                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
521   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-ALTERNATIVE  LUXEMBOURG        N/A         N/A     The direct holder
                       ALPHA TACTICAL TRADING INDEX PORTFOLIO                                                      has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
522   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-GSQUARTIX    LUXEMBOURG        N/A         N/A     The direct holder
                       DYNAMO PORTFOLIO                                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
523   6              GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-REDUCED      LUXEMBOURG        N/A         N/A     The direct holder
                       VOLATILITY VELOCITY AND CARRY STRATEGY PORTFOLIO                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
524   6              GSQUARTIX PUBLIC LIMITED COMPANY - GSQUARTIX BRICS      IRELAND           100         N/A
                       NIFTY 50 DEVELOPED MARKETS PORTFOLIO
525   6              MA GOLDMAN SACHS ALTERNATIVE BETA TREND INTEREST RATE   CAYMAN ISLANDS    N/A         N/A
                       LIMITED
526   6              MA GOLDMAN SACHS DYNAMIC TAIL RISK LIMITED              CAYMAN ISLANDS    N/A         N/A
527   6              MA WCM FF Limited                                       CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
528   6              SERVICED PLATFORM SICAV - KARSCH CAPITAL UCITS FUND     LUXEMBOURG        100         N/A
529   6              SIGNUM MANAGED ACCOUNT I LIMITED                        CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
530   6              SIGNUM MANAGED ACCOUNT III LIMITED                      CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
531   6              SPHERE FUNDO DE INVESTIMENTO MULTIMERCADO -             BRAZIL            100         N/A
                       INVESTIMENTO NO EXTERIOR CREDITO PRIVADO
532   7                SPHERE FUND                                           BRAZIL            100         N/A
533   6              Signum AVK Limited                                      IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
534   6              ULTEGRA FINANCE LIMITED                                 IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
535   5            GOLDMAN SACHS SAUDI ARABIA                                SAUDI ARABIA      100         N/A
536   5            GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED     INDIA (OTHER)     100         N/A
537   6              BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED               INDIA (OTHER)     99          N/A
538   6              GOLDMAN SACHS BANKING INDEX EXCHANGE TRADED SCHEME -    INDIA (OTHER)     N/A         N/A     The direct holder
                       SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                                       is a Settlor.
539   6              GOLDMAN SACHS DERIVATIVE FUND - SUB FUND OF GOLDMAN     INDIA (OTHER)     N/A         N/A     The direct holder
                       SACHS MUTUAL FUND                                                                           is a Settlor.
540   6              GOLDMAN SACHS EQUITY & DERIVATIVES OPPORTUNITIES FUND - INDIA (OTHER)     N/A         N/A     The direct holder
                       SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                                       is a Settlor.
541   6              GOLDMAN SACHS GOLD EXCHANGE TRADED SCHEME - SUB FUND OF INDIA (OTHER)     N/A         N/A     The direct holder
                       GOLDMAN SACHS MUTUAL FUND                                                                   is a Settlor.
542   6              GOLDMAN SACHS HANG SENG EXCHANGE TRADED SCHEME - SUB    INDIA (OTHER)     N/A         N/A     The direct holder
                       FUND OF GOLDMAN SACHS MUTUAL FUND                                                           is a Settlor.
543   6              GOLDMAN SACHS INDIA EQUITY FUND - SUB FUND OF GOLDMAN   INDIA (OTHER)     N/A         N/A     The direct holder
                       SACHS MUTUAL FUND                                                                           is a Trustee.
544   6              GOLDMAN SACHS INFRASTRUCTURE EXCHANGE TRADED SCHEME -   INDIA (OTHER)     N/A         N/A     The direct holder
                       SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                                       is a Settlor.
545   6              GOLDMAN SACHS LIQUID EXCHANGE TRADED SCHEME - SUB FUND  INDIA (OTHER)     N/A         N/A     The direct holder
                       OF GOLDMAN SACHS MUTUAL FUND                                                                is a Settlor.
546   6              GOLDMAN SACHS MUTUAL FUND                               INDIA (OTHER)     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
547   6              GOLDMAN SACHS NIFTY EXCHANGE TRADED SCHEME - SUB FUND   INDIA (OTHER)     N/A         N/A     The direct holder
                       OF GOLDMAN SACHS MUTUAL FUND                                                                is a Settlor.
548   6              GOLDMAN SACHS NIFTY JUNIOR EXCHANGE TRADED SCHEME - SUB INDIA (OTHER)     N/A         N/A     The direct holder
                       FUND OF GOLDMAN SACHS MUTUAL FUND                                                           is a Settlor.
549   6              GOLDMAN SACHS PSU BANK EXCHANGE TRADED SCHEME - SUB     INDIA (OTHER)     N/A         N/A     The direct holder
                       FUND OF GOLDMAN SACHS MUTUAL FUND                                                           is a Settlor.
550   6              GOLDMAN SACHS S&P CNX NIFTY SHARIAH INDEX EXCHANGE      INDIA (OTHER)     N/A         N/A     The direct holder
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                       is a Settlor.
551   6              GOLDMAN SACHS SHORT TERM FUND - SUB FUND OF GOLDMAN     INDIA (OTHER)     N/A         N/A     The direct holder
                       SACHS MUTUAL FUND                                                                           is a Settlor.
552   6              Goldman Sachs S&P CNX 500 Fund - Sub fund of Goldman    INDIA (OTHER)     N/A         N/A     The direct holder
                       Sachs Mutual Fund                                                                           is a Settlor.
553   5            MONTAGUE PLACE CUSTODY SERVICES                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
554   4          GOLDMAN SACHS INTERNATIONAL                                 UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Preferred B
                                                                                                                   shares.
555   4          GOLDMAN SACHS INTERNATIONAL BANK                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
556   4          GOLDMAN SACHS SAUDI ARABIA                                  SAUDI ARABIA      100         N/A
557   4          GS LEASING HOLDINGS LIMITED                                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
558   5            BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
559   4          GS LEASING MANAGEMENT LIMITED                               CAYMAN ISLANDS    100         N/A
560   4          GS LIQUID TRADING PLATFORM I PCC                            JERSEY            100         N/A
561   4          GS LIQUID TRADING PLATFORM II LIMITED                       JERSEY            100         N/A
562   4          KILLINGHOLME POWER GROUP LIMITED                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
563   5            KILLINGHOLME HOLDINGS LIMITED                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
564   4          MONEY PARTNERS HOLDINGS LIMITED                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
565   4          MONTAGUE PLACE CUSTODY SERVICES                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
566   4          NUFCOR INTERNATIONAL LIMITED                                UNITED KINGDOM    100         N/A
                                                                             (OTHER)
567   5            NUFCOR CAPITAL LIMITED                                    UNITED KINGDOM    100         N/A
                                                                             (OTHER)
568   4          PUMBAA FINANCE B.V.                                         NETHERLANDS       100         N/A
569   4          PUMBAA LUXEMBOURG S.A R.L.                                  LUXEMBOURG        100         N/A
570   4          SCADBURY UK LIMITED                                         UNITED KINGDOM    100         N/A
                                                                             (OTHER)
571   5            GS EQUIPMENT FINANCE I LIMITED                            CAYMAN ISLANDS    100         N/A
572   5            GS EQUIPMENT FINANCE II LIMITED                           CAYMAN ISLANDS    100         N/A
573   5            GS LEASING NO. 1 LIMITED                                  CAYMAN ISLANDS    100         N/A
574   6              GS LEASING                                              UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
575   5            GS LEASING NO. 3 LIMITED                                  CAYMAN ISLANDS    100         N/A
576   6              GS LEASING                                              UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
577   5            SCADBURY ASSETS                                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
578   5            SCADBURY FUNDING LIMITED                                  CAYMAN ISLANDS    100         N/A
579   6              SCADBURY ASSETS                                         UNITED KINGDOM    100         N/A
                                                                             (OTHER)
580   6              SCADBURY II ASSETS LIMITED                              CAYMAN ISLANDS    100         N/A
581   4          SHIRE UK LIMITED                                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
582   5            GS FUNDING INVESTMENTS LIMITED                            CAYMAN ISLANDS    100         N/A
583   5            GS FUNDING MANAGEMENT LIMITED                             CAYMAN ISLANDS    100         N/A
584   5            KILLINGHOLME GENERATION LIMITED                           UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
585   6              GS KILLINGHOLME CAYMAN INVESTMENTS LTD.                 CAYMAN ISLANDS    100         N/A
586   6              KPL ACQUISITIONS LIMITED                                CAYMAN ISLANDS    100         N/A
587   7                KPL HOLDINGS LIMITED                                  CAYMAN ISLANDS    100         N/A
588   6              KPL FINANCE LIMITED                                     CAYMAN ISLANDS    100         N/A
589   5            SHIRE ASSETS                                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
590   5            SHIRE FUNDING LIMITED                                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
591   6              KILLINGHOLME GENERATION LIMITED                         UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
592   6              SHIRE ASSETS                                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
593   5            SHIRE II ASSETS LIMITED                                   CAYMAN ISLANDS    100         N/A
594   3        GOLDMAN SACHS PROPERTY MANAGEMENT                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
595   2      GOLDMAN SACHS 1, L.P.                                           CAYMAN ISLANDS    N/A         N/A
596   2      GOLDMAN SACHS 2, L.P.                                           CAYMAN ISLANDS    N/A         N/A
597   2      GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
598   3        GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.                  UNITED STATES     N/A         N/A
599   4          GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              UNITED STATES     N/A         N/A
600   2      GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
601   3        GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.                  UNITED STATES     N/A         N/A
602   4          GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              UNITED STATES     N/A         N/A
603   2      GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
604   3        GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.                  UNITED STATES     N/A         N/A
605   4          GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              UNITED STATES     N/A         N/A
606   4          GSEP 2005 REALTY CORP.                                      UNITED STATES     100         N/A
607   2      GOLDMAN SACHS 3, L.P.                                           CAYMAN ISLANDS    N/A         N/A
608   2      GOLDMAN SACHS 4, L.P.                                           CAYMAN ISLANDS    N/A         N/A
609   2      GOLDMAN SACHS 49 FUND, LLC                                      UNITED STATES     N/A         N/A
610   2      GOLDMAN SACHS 5, L.P.                                           CAYMAN ISLANDS    N/A         N/A
611   2      GOLDMAN SACHS ARGENTINA L.L.C.                                  UNITED STATES     N/A         N/A
612   2      GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                     UNITED STATES     100         N/A
613   2      GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                        JAPAN             100         N/A
614   3        GS GIVI JAPAN EQUITY FUND (DB)                                JAPAN             N/A         N/A
615   4          GS GIVI JAPAN EQUITY MOTHER FUND                            JAPAN             N/A         N/A
616   3        GS GIVI JAPAN EQUITY MOTHER FUND                              JAPAN             N/A         N/A
617   3        JAPAN PRIVATE REIT, INC.                                      JAPAN             100         N/A
618   2      GOLDMAN SACHS ASSET MANAGEMENT, L.P.                            UNITED STATES     N/A         N/A
619   3        ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS    UNITED STATES     N/A         N/A
                 GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
620   3        ALTRINSIC: NON-US EQUITY LLC                                  UNITED STATES     N/A         N/A
621   4          ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.               CAYMAN ISLANDS    N/A         N/A
622   3        ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) LLC                   UNITED STATES     N/A         N/A
623   3        ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) [SERIES], A SERIES OF UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
624   3        COF ASSET TRUST 11/11                                         UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
625   3        DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF GOLDMAN   UNITED STATES     N/A         N/A
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
626   3        DWIGHT ASSET MANAGEMENT COMPANY LLC                           UNITED STATES     N/A         N/A
627   3        DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3          UNITED STATES     N/A         N/A
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER
                  STRATEGIES MANAGED PORTFOLIOS, L.L.C.
628   4          GMS DISCOVERY FUND, LLC                                     UNITED STATES     N/A         N/A
629   3        DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5          UNITED STATES     N/A         N/A
                [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES
                MANAGED PORTFOLIOS, L.L.C.
630   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF    UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
631   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 [SERIES],  SERIES OF     UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
632   4          GMS DISCOVERY FUND, LLC                                     UNITED STATES     N/A         N/A
633   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 [SERIES], A SERIES OF    UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
634   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC                      UNITED STATES     N/A         N/A
635   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER L.P.   CAYMAN ISLANDS    N/A         N/A
636   3        DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC                      UNITED STATES     N/A         N/A
637   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER L.P.   CAYMAN ISLANDS    N/A         N/A
638   3        EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC             UNITED STATES     N/A         N/A

639   4         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE   525910 - Open-End    George Town             CAYMAN
                  MASTER L.P.                                            Investment Funds                             ISLANDS
640   3       EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 [ERISA]      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
641   3       FAIRHOLME: DYNAMIC EQUITY [SERIES], A SERIES OF GOLDMAN    525910 - Open-End    New York      NY        Delaware
                SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,      Investment Funds
                L.L.C.
642   3       FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES LLC            525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
643   3       GMS DISCOVERY FUND, LLC                                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
644   3       GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND SEED 525990 - Other       Wilmington    DE        Delaware
                ACCOUNT, LLC                                             Financial Vehicles
645   3       GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
646   4         GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
647   4         GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
648   4         GS CREDIT OPPORTUNITIES 2007, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
649   5           GS MEZZANINE PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
650   6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
651   7               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
652   8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
653   8                 GSMP V ONSHORE INTERNATIONAL, LTD.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
654   9                   UMBRELLASTREAM LIMITED PARTNERSHIP             525990 - Other       St. Peter               GUERNSEY
                            INCORPORATED                                 Financial Vehicles   Port
655   8                 GSMP V ONSHORE INVESTMENT FUND, LTD.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
656   8                 GSMP V ONSHORE S.a. r.l.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
657   8                 GSMP V ONSHORE US, LTD.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
658   6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
659   3       GOLDMAN SACHS 49 FUND, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
660   3       GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                523920 - Portfolio   Sao Paulo               BRAZIL
                                                                         Management
661   4         GOLDMAN SACHS 1 FUNDO DE INVESTIMENTO MULTIMERCADO       525910 - Open-End    Rio de                  BRAZIL
                                                                         Investment Funds     Janeiro
662   3       GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                   523920 - Portfolio   Tokyo                   JAPAN
                                                                         Management
663   3       GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.             523920 - Portfolio   Chong Ro-Gu             KOREA, SOUTH
                                                                         Management
664   4         GOLDMAN SACHS KOREA SECURITIES MASTER INVESTMENT TRUST   525910 - Open-End    Seoul                   KOREA, SOUTH
                  [EQUITY]                                               Investment Funds
665   4         GOLDMAN SACHS US EQUITY SECURITIES FEEDER INVESTMENT     525910 - Open-End    Chong Ro-Gu             KOREA, SOUTH
                  TRUST                                                  Investment Funds
666   4         GOLDMAN SACHS US EQUITY SECURITIES MASTER INVESTMENT     525910 - Open-End    Chong Ro-Gu             KOREA, SOUTH
                  TRUST                                                  Investment Funds
667   3       GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II            525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
668   3       GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR QUALIFIED  525910 - Open-End    George Town             CAYMAN
                INSTITUTIONAL INVESTORS ONLY)                            Investment Funds                             ISLANDS
669   4         GOLDMAN SACHS BANK LOAN PORTFOLIO   (A SUBFUND OF        525910 - Open-End    Dublin                  IRELAND
                  GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)              Investment Funds
670   5           ABS Loans 2007 Limited                                 525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
671   3       GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME     525910 - Open-End    Toronto       ON        CANADA
                FUND                                                     Investment Funds
672   3       GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES       525990 - Other       Wilmington    DE        Delaware
                ADVISORS III, L.L.C.                                     Financial Vehicles
673   3       GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
674   3       GOLDMAN SACHS COMMODITY OPPORTUNITIES TRUST (A SUBFUND OF  525910 - Open-End    Dublin                  IRELAND
                GOLDMAN SACHS SELECT INVESTMENT FUNDS II)                Investment Funds
675   3       GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND,  525990 - Other       New York      NY        Delaware
                LLC                                                      Financial Vehicles
676   4         GS MEZZANINE PARTNERS 2006, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
677   5           GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
678   6             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
679   7               GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
680   8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
681   8                 GSMP 2006 ONSHORE INTERNATIONAL, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
682   9                   GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL, LTD. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
683   10                    GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL     525990 - Other       George Town             CAYMAN
                              (BRENNTAG), LTD.                           Financial Vehicles                           ISLANDS
684   10                    GSMP 2006 Onshore Holdings S.a r.l.          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
685   9                   SEVRES II S.A.R.L.                             525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
686   8                 GSMP 2006 ONSHORE US, LTD.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
687   9                   GSMP 2006 ONSHORE HOLDINGS US, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
688   7               GSMP 2006 ONSHORE S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
689   5           GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
690   3       GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
691   4         LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
692   3       GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
693   3       GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
694   4         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND OFFSHORE,   525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
695   5           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND,   525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
696   4         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
697   5           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND,   525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
698   4         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND,     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
699   3       GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008      525990 - Other       Wilmington    DE        Delaware
                ADVISORS, L.L.C.                                         Financial Vehicles
700   4         GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008    525910 - Open-End    George Town             CAYMAN
                  FUND, L.P.                                             Investment Funds                             ISLANDS
701   3       GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
702   3       GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
703   3       GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
704   3       GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
705   3       GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN FOR 525910 - Open-End    George Town             CAYMAN
                QUALIFIED INSTITUTIONAL INVESTORS ONLY)                  Investment Funds                             ISLANDS
706   3       GOLDMAN SACHS EMERGING MARKETS GP, LLC                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
707   4         GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS   525910 - Open-End    George Town             CAYMAN
                  MASTER FUND, L.P.                                      Investment Funds                             ISLANDS
708   3       GOLDMAN SACHS EMERGING MARKETS INVESTMENT GRADE BOND       525910 - Open-End    George Town             CAYMAN
                SUB-TRUST                                                Investment Funds                             ISLANDS
709   3       GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
710   3       GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
711   4         GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS   525910 - Open-End    George Town             CAYMAN
                  MASTER FUND, L.P.                                      Investment Funds                             ISLANDS
712   3       GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN FOR   525910 - Open-End    George Town             CAYMAN
                QUALIFIED INSTITUTIONAL INVESTORS ONLY)                  Investment Funds                             ISLANDS
713   3       GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR QUALIFIED  525910 - Open-End    George Town             CAYMAN
                INSTITUTIONAL INVESTORS ONLY)                            Investment Funds                             ISLANDS
714   3       GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
715   4         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
716   3       GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
717   3       GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC         525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
718   3       GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
719   3       GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
720   3       GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND,   525990 - Other       Wilmington    DE        Delaware
                LLC                                                      Financial Vehicles
721   3       GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN JAPAN   525910 - Open-End    George Town             CAYMAN
                FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)              Investment Funds                             ISLANDS
722   3       GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
723   3       GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
724   4         LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
725   3       GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT OFFSHORE, LTD.   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
726   3       GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT, LLC             525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
727   3       GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
728   3       GOLDMAN SACHS GROWTH MARKETS BOND LOCAL SUB-TRUST (A       525910 - Open-End    George Town             CAYMAN
                SUB-TRUST OF THE GOLDMAN SACHS INVESTMENT UNIT TRUST)    Investment Funds                             ISLANDS
729   3       GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
730   3       GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST N            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
731   3       GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                    523930 - Investment  New York      NY        Delaware
                                                                         Advice
732   4         GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
733   5           Goldman Sachs Access - Goldman Sachs Investment        525910 - Open-End    New York      NY        Delaware
                    Partners/Liberty Harbor, L.P.                        Investment Funds
734   4         GOLDMAN SACHS ACCESS FUNDS GP, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
735   5           GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
736   4         GOLDMAN SACHS BH FUND ONSHORE, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
737   4         GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
738   5           GOLDMAN SACHS CLASSIC HOLDINGS, LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
739   4         GOLDMAN SACHS DEWORDE ONSHORE, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
740   4         GOLDMAN SACHS DIRECT STRATEGIES PLC                      525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
741   4         GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO YEN     525910 - Open-End    George Town             CAYMAN
                  FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)           Investment Funds                             ISLANDS
742   5           TE JENKINS INVESTORS, LTD.                             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
743   4         GOLDMAN SACHS EP PARTNERS SPC                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
744   4         GOLDMAN SACHS EP PARTNERS, LLC                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
745   4         GOLDMAN SACHS FUNDS II SICAV - GOLDMAN SACHS DYNAMIC     525990 - Other       Luxembourg              LUXEMBOURG
                  ALTERNATIVE STRATEGIES PORTFOLIO                       Financial Vehicles
746   4         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC           525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
747   4         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
748   4         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC               525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
749   4         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
750   4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)    525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
751   4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II (IRELAND) 525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
752   4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
753   4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
754   4         GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
755   4         GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
756   4         GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC                 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
757   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
758   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
759   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
760   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
761   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
762   5           TE JENKINS INVESTORS, LTD.                             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
763   4         GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
764   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
765   4         GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
766   4         GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED          525910 - Open-End    George Town             CAYMAN
                  INSTITUTIONAL INVESTORS)                               Investment Funds                             ISLANDS

639   4          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE      CAYMAN ISLANDS    N/A         N/A
                   MASTER L.P.
640   3        EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 [ERISA]         UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Non-Member
                                                                                                                   Manager
641   3        FAIRHOLME: DYNAMIC EQUITY [SERIES], A SERIES OF GOLDMAN SACHS UNITED STATES     N/A         N/A
                 GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
642   3        FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES LLC               UNITED STATES     N/A         N/A
643   3        GMS DISCOVERY FUND, LLC                                       UNITED STATES     N/A         N/A
644   3        GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND SEED    UNITED STATES     N/A         N/A
                 ACCOUNT, LLC
645   3        GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.                 UNITED STATES     N/A         N/A
646   4          GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
647   4          GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.                 UNITED STATES     N/A         N/A
648   4          GS CREDIT OPPORTUNITIES 2007, L.P.                          UNITED STATES     N/A         N/A
649   5            GS MEZZANINE PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
650   6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.            UNITED STATES     N/A         N/A
651   7                GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.            UNITED STATES     N/A         N/A
652   8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
653   8                  GSMP V ONSHORE INTERNATIONAL, LTD.                  CAYMAN ISLANDS    100         N/A
654   9                    UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED   GUERNSEY          N/A         43
655   8                  GSMP V ONSHORE INVESTMENT FUND, LTD.                CAYMAN ISLANDS    100         N/A
656   8                  GSMP V ONSHORE S.a. r.l.                            LUXEMBOURG        100         N/A
657   8                  GSMP V ONSHORE US, LTD.                             CAYMAN ISLANDS    100         N/A
658   6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.              UNITED STATES     N/A         N/A
659   3        GOLDMAN SACHS 49 FUND, LLC                                    UNITED STATES     N/A         N/A
660   3        GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                   BRAZIL            100         N/A
661   4          GOLDMAN SACHS 1 FUNDO DE INVESTIMENTO MULTIMERCADO          BRAZIL            N/A         N/A
662   3        GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                      JAPAN             100         N/A
663   3        GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.                KOREA, SOUTH      100         N/A
664   4          GOLDMAN SACHS KOREA SECURITIES MASTER INVESTMENT TRUST      KOREA, SOUTH      N/A         N/A     The direct holder
                   [EQUITY]                                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
665   4          GOLDMAN SACHS US EQUITY SECURITIES FEEDER INVESTMENT TRUST  KOREA, SOUTH      N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
666   4          GOLDMAN SACHS US EQUITY SECURITIES MASTER INVESTMENT TRUST  KOREA, SOUTH      N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
667   3        GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II               IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
668   3        GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR QUALIFIED     CAYMAN ISLANDS    N/A         N/A     The direct holder
                 INSTITUTIONAL INVESTORS ONLY)                                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
669   4          GOLDMAN SACHS BANK LOAN PORTFOLIO   (A SUBFUND OF GOLDMAN   IRELAND           75          N/A
                   SACHS INSTITUTIONAL FUNDS II PLC)
670   5            ABS Loans 2007 Limited                                    IRELAND           100         N/A
671   3        GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME FUND   CANADA            N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
672   3        GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES ADVISORS UNITED STATES     N/A         N/A
                 III, L.L.C.
673   3        GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC               UNITED STATES     N/A         N/A
674   3        GOLDMAN SACHS COMMODITY OPPORTUNITIES TRUST (A SUBFUND OF     IRELAND           N/A         N/A     The direct holder
                 GOLDMAN SACHS SELECT INVESTMENT FUNDS II)                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
675   3        GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND, LLC UNITED STATES     N/A         N/A
676   4          GS MEZZANINE PARTNERS 2006, L.P.                            UNITED STATES     N/A         N/A
677   5            GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
678   6              GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.           UNITED STATES     N/A         N/A
679   7                GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.             UNITED STATES     N/A         N/A
680   8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
681   8                  GSMP 2006 ONSHORE INTERNATIONAL, LTD.               CAYMAN ISLANDS    100         N/A
682   9                    GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL, LTD.    CAYMAN ISLANDS    100         N/A
683   10                     GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL        CAYMAN ISLANDS    100         N/A
                               (BRENNTAG), LTD.
684   10                     GSMP 2006 Onshore Holdings S.a r.l.             LUXEMBOURG        100         N/A
685   9                    SEVRES II S.A.R.L.                                UNITED KINGDOM    73          73
                                                                             (OTHER)
686   8                  GSMP 2006 ONSHORE US, LTD.                          CAYMAN ISLANDS    100         N/A
687   9                    GSMP 2006 ONSHORE HOLDINGS US, LTD.               CAYMAN ISLANDS    100         N/A
688   7                GSMP 2006 ONSHORE S.A.R.L.                            LUXEMBOURG        100         N/A
689   5            GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.             UNITED STATES     N/A         N/A
690   3        GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC               UNITED STATES     N/A         N/A
691   4          LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
692   3        GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC           UNITED STATES     N/A         N/A
693   3        GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.            UNITED STATES     N/A         N/A
694   4          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND OFFSHORE, L.P. CAYMAN ISLANDS    N/A         N/A
695   5            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P. CAYMAN ISLANDS    N/A         N/A
696   4          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.          UNITED STATES     N/A         N/A
697   5            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P. CAYMAN ISLANDS    N/A         N/A
698   4          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P.   CAYMAN ISLANDS    N/A         N/A
699   3        GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008         UNITED STATES     N/A         N/A
                 ADVISORS, L.L.C.
700   4          GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008 FUND, CAYMAN ISLANDS    N/A         N/A
                   L.P.
701   3        GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC            UNITED STATES     N/A         N/A
702   3        GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC        UNITED STATES     N/A         N/A
703   3        GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST            CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
704   3        GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST             CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
705   3        GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN FOR    CAYMAN ISLANDS    N/A         N/A     The direct holder
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
706   3        GOLDMAN SACHS EMERGING MARKETS GP, LLC                        UNITED STATES     N/A         N/A
707   4          GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS      CAYMAN ISLANDS    N/A         N/A
                   MASTER FUND, L.P.
708   3        GOLDMAN SACHS EMERGING MARKETS INVESTMENT GRADE BOND          CAYMAN ISLANDS    N/A         N/A     The direct holder
                   SUB-TRUST                                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
709   3        GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC        UNITED STATES     N/A         N/A
710   3        GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC         UNITED STATES     N/A         N/A
711   4          GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS      CAYMAN ISLANDS    N/A         N/A
                   MASTER FUND, L.P.
712   3        GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN FOR      CAYMAN ISLANDS    N/A         N/A     The direct holder
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
713   3        GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR QUALIFIED     CAYMAN ISLANDS    N/A         N/A     The direct holder
                 INSTITUTIONAL INVESTORS ONLY)                                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
714   3        GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC             UNITED STATES     N/A         N/A
715   4          GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD        CAYMAN ISLANDS    N/A         N/A
716   3        GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC                 UNITED STATES     N/A         N/A
717   3        GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC            IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
718   3        GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC           UNITED STATES     N/A         N/A
719   3        GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC                   UNITED STATES     N/A         N/A
720   3        GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND, LLC  UNITED STATES     N/A         N/A
721   3        GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN JAPAN FOR  CAYMAN ISLANDS    N/A         N/A     The direct holder
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                           has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
722   3        GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND                   UNITED STATES     N/A         N/A
723   3        GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC                  UNITED STATES     N/A         N/A
724   4          LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
725   3        GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT OFFSHORE, LTD.      CAYMAN ISLANDS    N/A         N/A
726   3        GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT, LLC                UNITED STATES     N/A         N/A
727   3        GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                       UNITED STATES     N/A         N/A
728   3        GOLDMAN SACHS GROWTH MARKETS BOND LOCAL SUB-TRUST (A          CAYMAN ISLANDS    N/A         N/A
                 SUB-TRUST OF THE GOLDMAN SACHS INVESTMENT UNIT TRUST)
729   3        GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST                 CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
730   3        GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST N               CAYMAN ISLANDS    N/A         N/A
731   3        GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                       UNITED STATES     N/A         N/A
732   4          GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC                   UNITED STATES     N/A         N/A
733   5            Goldman Sachs Access - Goldman Sachs Investment           UNITED STATES     N/A         N/A
                     Partners/Liberty Harbor, L.P.
734   4          GOLDMAN SACHS ACCESS FUNDS GP, LLC                          UNITED STATES     N/A         N/A
735   5            GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.           UNITED STATES     N/A         N/A
736   4          GOLDMAN SACHS BH FUND ONSHORE, LLC                          UNITED STATES     N/A         N/A
737   4          GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.               CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
738   5            GOLDMAN SACHS CLASSIC HOLDINGS, LLC                       UNITED STATES     N/A         N/A
739   4          GOLDMAN SACHS DEWORDE ONSHORE, LLC                          UNITED STATES     N/A         N/A
740   4          GOLDMAN SACHS DIRECT STRATEGIES PLC                         IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
741   4          GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO YEN FUND   CAYMAN ISLANDS    N/A         N/A     The direct holder
                   (FOR QUALIFIED INSTITUTIONAL INVESTORS)                                                         has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
742   5            TE JENKINS INVESTORS, LTD.                                CAYMAN ISLANDS    N/A         N/A
743   4          GOLDMAN SACHS EP PARTNERS SPC                               CAYMAN ISLANDS    100         N/A
744   4          GOLDMAN SACHS EP PARTNERS, LLC                              UNITED STATES     N/A         N/A
745   4          GOLDMAN SACHS FUNDS II SICAV - GOLDMAN SACHS DYNAMIC        LUXEMBOURG        N/A         N/A
                   ALTERNATIVE STRATEGIES PORTFOLIO
746   4          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC              IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
747   4          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC              UNITED STATES     N/A         N/A
748   4          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                  IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
749   4          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC                 UNITED STATES     N/A         N/A
750   4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)       IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
751   4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II (IRELAND)    IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
752   4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC         UNITED STATES     N/A         N/A
753   4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC            UNITED STATES     N/A         N/A
754   4          GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC                 UNITED STATES     N/A         N/A
755   4          GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                     IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
756   4          GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC                    UNITED STATES     N/A         N/A
757   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC                IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
758   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC               UNITED STATES     N/A         N/A
759   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC              UNITED STATES     N/A         N/A
760   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC     IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
761   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
762   5            TE JENKINS INVESTORS, LTD.                                CAYMAN ISLANDS    N/A         N/A
763   4          GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC                  UNITED STATES     N/A         N/A
764   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
765   4          GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC                   UNITED STATES     N/A         N/A
766   4          GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED             CAYMAN ISLANDS    N/A         N/A     The direct holder
                   INSTITUTIONAL INVESTORS)                                                                        has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.

767   4         GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A SUB-FUND OF  525910 - Open-End    Dublin                  IRELAND
                  GOLDMAN SACHS MULTI MANAGER FUNDS                      Investment Funds
768   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL    525910 - Open-End    Dublin                  IRELAND
                  PLC                                                    Investment Funds
769   4         GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST (FOR      525910 - Open-End    George Town             CAYMAN
                  QUALIFIED INSTITUTIONAL INVESTORS)                     Investment Funds                             ISLANDS
770   4         GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF GOLDMAN   525910 - Open-End    Dublin                  IRELAND
                  SACHS MULTI MANAGER FUNDS                              Investment Funds
771   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
772   4         GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF GOLDMAN SACHS  525910 - Open-End    Dublin                  IRELAND
                  MULTI MANAGER FUNDS                                    Investment Funds
773   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
774   4         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
775   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
776   4         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
777   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
778   4         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
779   4         GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
780   4         GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
781   4         GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
782   4         GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
783   4         GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
784   5           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
785   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
786   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        525910 - Open-End    Dublin                  IRELAND
                    LIMITED                                              Investment Funds
787   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
788   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
789   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC           525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
790   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
791   5           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
792   4         GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC               525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
793   5           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC         525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
794   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         525910 - Open-End    Dublin                  IRELAND
                    (IRELAND)                                            Investment Funds
795   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II SPV     525910 - Open-End    Dublin                  IRELAND
                    LIMITED                                              Investment Funds
796   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
797   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
798   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC          525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
799   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
800   5           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
801   4         GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC     525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
802   5           TE JENKINS INVESTORS, LTD.                             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
803   4         GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                   525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
804   5           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC             525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
805   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
806   5           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        525910 - Open-End    Dublin                  IRELAND
                    LIMITED                                              Investment Funds
807   5           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
808   5           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
809   5           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
810   4         GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
811   4         GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
812   4         GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
813   4         GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST PORTFOLIO, LLC 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
814   4         GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
815   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
816   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
817   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
818   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG FAMILY, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
819   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
820   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) 525910 - Open-End    New York      NY        Delaware
                  HOLDINGS, LLC                                          Investment Funds
821   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
822   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.          525910 - Open-End    New York      NY        CAYMAN
                                                                         Investment Funds                             ISLANDS
823   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
824   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY FUND,  525910 - Open-End    New York      NY        Delaware
                  LLC                                                    Investment Funds
825   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
826   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO WST, LLC          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
827   4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
828   4         GOLDMAN SACHS PRINCETON FUND, LLC                        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
829   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
830   4         GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
831   4         GOLDMAN SACHS RP PARTNERS SPC                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
832   4         GOLDMAN SACHS RP PARTNERS, LLC                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
833   4         GOLDMAN SACHS SELECT ACCESS FUND, L.P.                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
834   4         GOLDMAN SACHS SHERWOOD FUND, LLC                         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
835   4         GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LLC 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
836   4         GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
837   4         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
838   4         GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
839   4         GOLDMAN SACHS SYM FUND (FOR QUALIFIED INSTITUTIONAL      525910 - Open-End    George Town             CAYMAN
                  INVESTORS)                                             Investment Funds                             ISLANDS
840   4         GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
841   5           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
842   4         GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND      525910 - Open-End    New York      NY        Delaware
                  2006, LLC                                              Investment Funds
843   4         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
844   4         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
845   4         GOLDMAN SACHS WEST STREET PARTNERS, LLC                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
846   5           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
847   4         GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LLC  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
848   4         GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006           525910 - Open-End    New York      NY        Delaware
                  SEGREGATED PORTFOLIO                                   Investment Funds
849   4         GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007           525910 - Open-End    New York      NY        Delaware
                  SEGREGATED PORTFOLIO                                   Investment Funds
850   4         GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2011           525910 - Open-End    New York      NY        Delaware
                  SEGREGATED PORTFOLIO                                   Investment Funds
851   4         GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006           525910 - Open-End    George Town             CAYMAN
                 SEGREGATED PORTFOLIO                                    Investment Funds                             ISLANDS
852   4         Goldman Sachs Multi-Strategy Portfolio RT, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
853   5           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
854   4         HEDGE FUND MANAGERS (DISCOVERY): 2011, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
855   4         HEDGE FUND SEEDING STRATEGY: 2011 ADVISORS LLC           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
856   5           HEDGE FUND SEEDING STRATEGY AGGREGATOR CAYMAN (MBSS),  525910 - Open-End    New York      NY        CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
857   5           HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (AC), 525990 - Other       NEW YORK      NY        CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
858   5           HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN       525990 - Other       New York      NY        CAYMAN
                    (PCM), L.P.                                          Financial Vehicles                           ISLANDS
859   5           HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE     525990 - Other       NEW YORK      NY        Delaware
                    (AC), L.P.                                           Financial Vehicles
860   5           HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE     525910 - Open-End    NEW YORK      NY        Delaware
                    (PCM), L.P.                                          Investment Funds
861   5           HEDGE FUND SEEDING STRATEGY OFFSHORE: 2011 LP          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
862   6             HEDGE FUND SEEDING STRATEGY GP HOLDINGS (UK          551112 - Offices of  New York      NY        CAYMAN
                      REPORTING), LTD.                                   Other Holding                                ISLANDS
                                                                         Companies
863   7               HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN   525990 - Other       NEW YORK      NY        CAYMAN
                        (AC), L.P.                                       Financial Vehicles                           ISLANDS
864   7               HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN   525990 - Other       New York      NY        CAYMAN
                        (PCM), L.P.                                      Financial Vehicles                           ISLANDS
865   6             HEDGE FUND SEEDING STRATEGY IM HOLDINGS (AC), INC.   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
866   7               HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE 525990 - Other       NEW YORK      NY        Delaware
                        (AC), L.P.                                       Financial Vehicles
867   6             HEDGE FUND SEEDING STRATEGY IM HOLDINGS (PCM), INC.  551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
868   7               HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE 525910 - Open-End    NEW YORK      NY        Delaware
                        (PCM), L.P.                                      Investment Funds
869   4         HEDGE FUND SEEDING STRATEGY: 2011 LLC                    525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
870   5           HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (AC), 525990 - Other       NEW YORK      NY        CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
871   5           HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN       525990 - Other       New York      NY        CAYMAN
                    (PCM), L.P.                                          Financial Vehicles                           ISLANDS
872   5           HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE     525990 - Other       NEW YORK      NY        Delaware
                    (AC), L.P.                                           Financial Vehicles
873   5           HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE     525910 - Open-End    NEW YORK      NY        Delaware
                    (PCM), L.P.                                          Investment Funds
874   4         HEDGE FUND SELECT: BOCAGE GLOBAL RESOURCES FUND LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
875   4         HEDGE FUND SELECT: BREVAN HOWARD MULTI-STRATEGY FUND LLC 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
876   4         HEDGE FUND SELECT: BRIGADE LEVERAGED CAPITAL STRUCTURES  525910 - Open-End    New York      NY        Delaware
                  FUND LLC                                               Investment Funds
877   4         HEDGE FUND SELECT: CORSAIR CAPITAL PARTNERS FLAGSHIP     525910 - Open-End    NEW YORK      NY        Delaware
                  FUND LLC                                               Investment Funds
878   4         HEDGE FUND SELECT: EGERTON CAPITAL PARTNERS LLC          525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
879   4         HEDGE FUND SELECT: EMINENCE PARTNERS FUND LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
880   4         HEDGE FUND SELECT: JANA PARTNERS QUALIFIED LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
881   4         HEDGE FUND SELECT: KOPPENBERG MACRO COMMODITY FUND LLC   525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
882   4         HEDGE FUND SELECT: SEG PARTNERS II LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
883   4         HEDGE FUND SELECT: WNTN DEDICATED INVESTOR FUND (US) LLC 525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
884   4         HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
885   4         HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
886   4         MULTI-STRATEGY PORTFOLIO AMERICAN HONDA MASTER           525910 - Open-End    George Town             CAYMAN
                  RETIREMENT FUND, LTD.                                  Investment Funds                             ISLANDS
887   4         MULTI-STRATEGY PORTFOLIO CASELTON FUND, LTD.             525910 - Open-End    New York      NY        CAYMAN
                                                                         Investment Funds                             ISLANDS
888   4         MULTI-STRATEGY PORTFOLIO RLTM, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
889   4         MULTI-STRATEGY PORTFOLIO UNION BLUE FUND                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
890   4         MULTI-STRATEGY PORTFOLIO WANEK, LLC                      525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
891   4         SELECT COMMODITIES STRATEGIES, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
892   4         SELECT FUNDAMENTAL STRATEGIES, LLC                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
893   4         SELECT TRADING STRATEGIES, LLC                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
894   4         SRK FAMILY FUND, LLC                                     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds

767   4          GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A SUB-FUND OF     IRELAND           N/A         N/A     The direct holder
                   GOLDMAN SACHS MULTI MANAGER FUNDS                                                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
768   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC   IRELAND           100         N/A
769   4          GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST (FOR         CAYMAN ISLANDS    N/A         N/A     The direct holder
                   QUALIFIED INSTITUTIONAL INVESTORS)                                                              has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
770   4          GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF GOLDMAN      IRELAND           N/A         N/A     The direct holder
                   SACHS MULTI MANAGER FUNDS                                                                       has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
771   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
772   4          GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF GOLDMAN SACHS     IRELAND           N/A         N/A     The direct holder
                   MULTI MANAGER FUNDS                                                                             has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
773   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
774   4          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC          UNITED STATES     N/A         N/A
775   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
776   4          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC          UNITED STATES     N/A         N/A
777   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
778   4          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC                 UNITED STATES     N/A         N/A
779   4          GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC                   UNITED STATES     N/A         N/A
780   4          GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC                  UNITED STATES     N/A         N/A
781   4          GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC                 UNITED STATES     N/A         N/A
782   4          GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                      UNITED STATES     N/A         N/A
783   4          GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC                   IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
784   5            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                IRELAND           57          N/A
785   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)     IRELAND           34          N/A
786   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED   IRELAND           59          N/A
787   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC                IRELAND           83          N/A
788   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                   IRELAND           36          N/A
789   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC              IRELAND           23          N/A
790   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
791   5            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                CAYMAN ISLANDS    N/A         N/A
792   4          GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC                  IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
793   5            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC            IRELAND           57          N/A
794   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II (IRELAND)  IRELAND           35          N/A
795   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II SPV        IRELAND           32          N/A
                     LIMITED
796   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC                IRELAND           83          N/A
797   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                   IRELAND           36          N/A
798   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC             IRELAND           85          N/A
799   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
800   5            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                CAYMAN ISLANDS    N/A         N/A
801   4          GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC        IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
802   5            TE JENKINS INVESTORS, LTD.                                CAYMAN ISLANDS    N/A         N/A
803   4          GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                      IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
804   5            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                IRELAND           57          N/A
805   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES (IRELAND)     IRELAND           34          N/A
806   5            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED   IRELAND           59          N/A
807   5            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                   IRELAND           36          N/A
808   5            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                 IRELAND           57          N/A
809   5            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                CAYMAN ISLANDS    N/A         N/A
810   4          GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC                   UNITED STATES     N/A         N/A
811   4          GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC           UNITED STATES     N/A         N/A
812   4          GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC                  UNITED STATES     N/A         N/A
813   4          GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST PORTFOLIO, LLC    UNITED STATES     N/A         N/A
814   4          GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC             UNITED STATES     N/A         N/A
815   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
816   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC            UNITED STATES     N/A         N/A
817   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
818   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG FAMILY, LLC     UNITED STATES     N/A         N/A
819   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS, LLC     UNITED STATES     N/A         N/A
820   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)    UNITED STATES     N/A         N/A
                   HOLDINGS, LLC
821   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.            UNITED STATES     N/A         N/A
822   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.             UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
823   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC         UNITED STATES     N/A         N/A
824   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY FUND, LLC UNITED STATES     N/A         N/A
825   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
826   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO WST, LLC             UNITED STATES     N/A         N/A
827   4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC              UNITED STATES     N/A         N/A
828   4          GOLDMAN SACHS PRINCETON FUND, LLC                           UNITED STATES     N/A         N/A
829   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
830   4          GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC                  UNITED STATES     N/A         N/A
831   4          GOLDMAN SACHS RP PARTNERS SPC                               CAYMAN ISLANDS    100         N/A
832   4          GOLDMAN SACHS RP PARTNERS, LLC                              UNITED STATES     N/A         N/A
833   4          GOLDMAN SACHS SELECT ACCESS FUND, L.P.                      UNITED STATES     N/A         N/A
834   4          GOLDMAN SACHS SHERWOOD FUND, LLC                            UNITED STATES     N/A         N/A
835   4          GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LLC    UNITED STATES     N/A         N/A
836   4          GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC                  UNITED STATES     N/A         N/A
837   4          GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.               UNITED STATES     N/A         N/A
838   4          GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC       UNITED STATES     N/A         N/A
839   4          GOLDMAN SACHS SYM FUND (FOR QUALIFIED INSTITUTIONAL         CAYMAN ISLANDS    N/A         N/A     The direct holder
                   INVESTORS)                                                                                      has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
840   4          GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC       UNITED STATES     N/A         N/A
841   5            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC       UNITED STATES     N/A         N/A
842   4          GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006,   UNITED STATES     N/A         N/A
                   LLC
843   4          GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC         UNITED STATES     N/A         N/A
844   4          GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.        CAYMAN ISLANDS    N/A         N/A
845   4          GOLDMAN SACHS WEST STREET PARTNERS, LLC                     UNITED STATES     N/A         N/A
846   5            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC       UNITED STATES     N/A         N/A
847   4          GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LLC     UNITED STATES     N/A         N/A
848   4          GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006 SEGREGATED   UNITED STATES     N/A         N/A
                   PORTFOLIO
849   4          GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007 SEGREGATED   UNITED STATES     N/A         N/A
                   PORTFOLIO
850   4          GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2011 SEGREGATED   UNITED STATES     N/A         N/A
                   PORTFOLIO
851   4          GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006 SEGREGATED   CAYMAN ISLANDS    N/A         N/A
                   PORTFOLIO
852   4          Goldman Sachs Multi-Strategy Portfolio RT, LLC              UNITED STATES     N/A         N/A
853   5            GOLDMAN SACHS SHERWOOD FUND, LLC                          UNITED STATES     N/A         N/A
854   4          HEDGE FUND MANAGERS (DISCOVERY): 2011, LLC                  UNITED STATES     N/A         N/A
855   4          HEDGE FUND SEEDING STRATEGY: 2011 ADVISORS LLC              UNITED STATES     N/A         N/A
856   5            HEDGE FUND SEEDING STRATEGY AGGREGATOR CAYMAN (MBSS),     UNITED STATES     N/A         N/A
                     L.P.
857   5            HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (AC),    UNITED STATES     N/A         N/A
                     L.P.
858   5            HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (PCM),   UNITED STATES     N/A         N/A
                     L.P.
859   5            HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE (AC),  UNITED STATES     N/A         N/A
                     L.P.
860   5            HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE (PCM), UNITED STATES     N/A         N/A
                     L.P.
861   5            HEDGE FUND SEEDING STRATEGY OFFSHORE: 2011 LP             CAYMAN ISLANDS    N/A         N/A
862   6              HEDGE FUND SEEDING STRATEGY GP HOLDINGS (UK REPORTING), UNITED STATES     100         N/A
                       LTD.
863   7                HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN      UNITED STATES     N/A         N/A
                         (AC), L.P.
864   7                HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN      UNITED STATES     N/A         N/A
                         (PCM), L.P.
865   6              HEDGE FUND SEEDING STRATEGY IM HOLDINGS (AC), INC.      UNITED STATES     100         N/A
866   7                HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE    UNITED STATES     N/A         N/A
                         (AC), L.P.
867   6              HEDGE FUND SEEDING STRATEGY IM HOLDINGS (PCM), INC.     UNITED STATES     100         N/A
868   7                HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE    UNITED STATES     N/A         N/A
                         (PCM), L.P.
869   4          HEDGE FUND SEEDING STRATEGY: 2011 LLC                       UNITED STATES     N/A         N/A
870   5            HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (AC),    UNITED STATES     N/A         N/A
                     L.P.
871   5            HEDGE FUND SEEDING STRATEGY GP AGGREGATOR CAYMAN (PCM),   UNITED STATES     N/A         N/A
                     L.P.
872   5            HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE (AC),  UNITED STATES     N/A         N/A
                     L.P.
873   5            HEDGE FUND SEEDING STRATEGY IM AGGREGATOR DELAWARE (PCM), UNITED STATES     N/A         N/A
                     L.P.
874   4          HEDGE FUND SELECT: BOCAGE GLOBAL RESOURCES FUND LLC         UNITED STATES     N/A         N/A
875   4          HEDGE FUND SELECT: BREVAN HOWARD MULTI-STRATEGY FUND LLC    UNITED STATES     N/A         N/A
876   4          HEDGE FUND SELECT: BRIGADE LEVERAGED CAPITAL STRUCTURES     UNITED STATES     N/A         N/A
                   FUND LLC
877   4          HEDGE FUND SELECT: CORSAIR CAPITAL PARTNERS FLAGSHIP FUND   UNITED STATES     N/A         N/A
                   LLC
878   4          HEDGE FUND SELECT: EGERTON CAPITAL PARTNERS LLC             UNITED STATES     N/A         N/A
879   4          HEDGE FUND SELECT: EMINENCE PARTNERS FUND LLC               UNITED STATES     N/A         N/A
880   4          HEDGE FUND SELECT: JANA PARTNERS QUALIFIED LLC              UNITED STATES     N/A         N/A
881   4          HEDGE FUND SELECT: KOPPENBERG MACRO COMMODITY FUND LLC      UNITED STATES     N/A         N/A
882   4          HEDGE FUND SELECT: SEG PARTNERS II LLC                      UNITED STATES     N/A         N/A
883   4          HEDGE FUND SELECT: WNTN DEDICATED INVESTOR FUND (US) LLC    UNITED STATES     N/A         N/A
884   4          HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.                   CAYMAN ISLANDS    100         N/A
885   4          HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.                   CAYMAN ISLANDS    100         N/A
886   4          MULTI-STRATEGY PORTFOLIO AMERICAN HONDA MASTER RETIREMENT   CAYMAN ISLANDS    N/A         N/A
                   FUND, LTD.
887   4          MULTI-STRATEGY PORTFOLIO CASELTON FUND, LTD.                UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
888   4          MULTI-STRATEGY PORTFOLIO RLTM, LLC                          UNITED STATES     N/A         N/A
889   4          MULTI-STRATEGY PORTFOLIO UNION BLUE FUND                    CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
890   4          MULTI-STRATEGY PORTFOLIO WANEK, LLC                         UNITED STATES     N/A         N/A
891   4          SELECT COMMODITIES STRATEGIES, LLC                          UNITED STATES     N/A         N/A
892   4          SELECT FUNDAMENTAL STRATEGIES, LLC                          UNITED STATES     N/A         N/A
893   4          SELECT TRADING STRATEGIES, LLC                              UNITED STATES     N/A         N/A
894   4          SRK FAMILY FUND, LLC                                        UNITED STATES     N/A         N/A

895   4         STRATEGIC ASIA PARTNERS ASSET TRUST                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
896   4         STRATEGIC ASIA PARTNERS EMPLOYEE FUND ASSET TRUST        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
897   4         TE CALEL INVESTORS, LTD.                                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
898   4         TE CALEL PORTFOLIO, LTD.                                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
899   4         TE JENKINS INVESTORS, LTD.                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
900   4         TE JENKINS PORTFOLIO, LTD.                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
901   4         THEOREMA MANAGED PORTFOLIO FEEDER, LTD.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
902   4         THEOREMA MANAGED PORTFOLIO MASTER, LTD.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
903   3       GOLDMAN SACHS INDIA LIMITED                                525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
904   3       GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A SUBFUND OF     525910 - Open-End    Dublin                  IRELAND
                GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                   Investment Funds
905   3       GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST (IN   525910 - Open-End    George Town             CAYMAN
                JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)        Investment Funds                             ISLANDS
906   3       GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS,      525990 - Other       Wilmington    DE        Delaware
                  L.L.C.                                                 Financial Vehicles
907   4         GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND, L.P.   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
908   3       GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
909   3       GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS,      525990 - Other       Wilmington    DE        Delaware
                  L.L.C.                                                 Financial Vehicles
910   4         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND, L.P.   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
911   4         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES OFFSHORE     525990 - Other       George Town             CAYMAN
                  FUND, L.P.                                             Financial Vehicles                           ISLANDS
912   3       GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS,      525990 - Other       Wilmington    DE        Delaware
                L.L.C.                                                   Financial Vehicles
913   3       GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
914   4         GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
915   3       GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
916   4         GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND OFFSHORE,    525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
917   5           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND,    525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
918   4         GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
919   3       GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND, LLC        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
920   3       GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT TRUST)   525910 - Open-End    Dublin                  IRELAND
                (IN JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL INVESTORS  Investment Funds
                ONLY)(A SUBFUND OF GOLDMAN SACHS SELECT INVESTMENT
                FUNDS)
921   3       GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR         525910 - Open-End    George Town             CAYMAN
                QUALIFIED INSTITUTIONAL INVESTORS ONLY)                  Investment Funds                             ISLANDS
922   3       GS CREDIT BALANCE FUND                                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
923   3       GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
924   3       GS MULTI-ASSET BALANCE FUND 4                              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
925   3       GS Multi-Asset Balance Fund 3                              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
926   3       GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
927   3       GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
928   3       GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
929   3       GS TC ADVISORS, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
930   4         GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
931   3       GSAM (GMS CAYMAN GP) LTD.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
932   4         ACADIAN: NON-US EQUITY OFFSHORE L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
933   4         ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
934   4         ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE L.P.    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
935   4         ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE MASTER  525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
936   4         ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
937   4         DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
938   4         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3     525910 - Open-End    George Town             CAYMAN
                  OFFSHORE L.P.                                          Investment Funds                             ISLANDS
939   4         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5     525910 - Open-End    George Town             CAYMAN
                  OFFSHORE L.P.                                          Investment Funds                             ISLANDS
940   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
941   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
942   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
943   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
944   4         DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
945   4         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE   525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
946   5           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE 525910 - Open-End    George Town             CAYMAN
                    MASTER L.P.                                          Investment Funds                             ISLANDS
947   4         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE   525910 - Open-End    George Town             CAYMAN
                  MASTER L.P.                                            Investment Funds                             ISLANDS
948   4         FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
949   4         FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES OFFSHORE     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
950   4         FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES OFFSHORE     525910 - Open-End    George Town             CAYMAN
                  MASTER L.P.                                            Investment Funds                             ISLANDS
951   4         LATEEF: DYNAMIC EQUITY OFFSHORE L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
952   4         LATEEF: DYNAMIC EQUITY OFFSHORE MASTER L.P.              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
953   4         LSV: NON-US EQUITY OFFSHORE L.P.                         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
954   4         NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
955   4         NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
956   4         NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
957   4         NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
958   5           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER    525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
959   4         NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
960   4         NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
961   5           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER    525910 - Open-End    George Town             CAYMAN
                    L.P.                                                 Investment Funds                             ISLANDS
962   4         NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
963   4         PICTET: NON-US EQUITY OFFSHORE L.P.                      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
964   5           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
965   4         PICTET: NON-US EQUITY OFFSHORE MASTER L.P.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
966   4         SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
967   4         SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
968   4         TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 OFFSHORE L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
969   4         TRILOGY: NON-US EQUITY OFFSHORE L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
970   4         VONTOBEL: NON-US EQUITY OFFSHORE L.P.                    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
971   5           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
972   4         VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
973   4         WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
974   3       GSAM INDIA HOLDINGS LIMITED                                551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
975   4         GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED   523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
976   4         GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED    523991 - Trust,      Mumbai                  INDIA
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
977   3       LATEEF: DYNAMIC EQUITY LLC                                 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
978   3       LIBERTY HARBOR I AGGREGATING FUND, LLC                     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
979   4         LIBERTY HARBOR MASTER FUND I, L.P.                       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
980   5           LH (MAURITIUS) LIMITED                                 525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
981   5           LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
982   3       LIBERTY HARBOR I GP, LLC                                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
983   4         LIBERTY HARBOR MASTER FUND I, L.P.                       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
984   4         LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
985   5           LIBERTY HARBOR MASTER FUND I, L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
986   3       LIBERTY HARBOR I QP FUND, LLC                              525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
987   4         LIBERTY HARBOR I AGGREGATING FUND, LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
988   3       LIBERTY HARBOR I, LLC                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
989   4         LIBERTY HARBOR I AGGREGATING FUND, LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
990   3       LIBERTY HARBOR NATURAL RESOURCES FUND, LLC                 525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
991   3       LIBERTY HARBOR NATURAL RESOURCES OFFSHORE GP, LLC          525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
992   4         LIBERTY HARBOR NATURAL RESOURCES FUND OFFSHORE, L.P.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
993   3       LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                    525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
994   3       LSV: NON-US EQUITY LLC                                     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
995   3       Liberty Harbor Distressed Credit Opportunities Advisors,   525990 - Other       New York      NY        Delaware
                LLC                                                      Financial Vehicles
996   4         LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
997   4         LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES FUND      525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
998   5           LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES         525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, LTD.                              Financial Vehicles                           ISLANDS
999   6             LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1000  4         Liberty Harbor Distressed Credit Opportunities Fund,     525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
1001  5           LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1002  3       NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                525910 - Open-End    New York      NY        New York
                                                                         Investment Funds
1003  3       NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF  525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
1004  3       NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES], A SERIES OF  525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
1005  3       NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1006  4         NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1007  3       NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1008  4         NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1009  3       NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1010  4         NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1011  3       PICTET: NON-US EQUITY LLC                                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1012  4         PICTET: NON-US EQUITY OFFSHORE MASTER L.P.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1013  3       RA Program (A) Unit Trust (for Qualified Institutional     525990 - Other       George Town             CAYMAN
                Investors only)                                          Financial Vehicles                           ISLANDS
1014  4         RA PROGRAM (B) UNIT TRUST (FOR QUALIFIED INSTITUTIONAL   525990 - Other       George Town             CAYMAN
                  INVESTORS ONLY)                                        Financial Vehicles                           ISLANDS
1015  5           GS RA Program I Trading, Inc.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1016  6             GS RA PROGRAM I, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1017  7               GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1018  8                 GS VAN GOGH LUX I S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1019  8                 GS VAN GOGH LUX II S.A R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1020  8                 GSPEH RAVEN MANAGER STAKE LLC                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1021  8                 GSV HEYDEN HOLDINGS, L.P.                        551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1022  8                 GSV RIVERA HOLDINGS, LLC                         551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies

895   4          STRATEGIC ASIA PARTNERS ASSET TRUST                         UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
896   4          STRATEGIC ASIA PARTNERS EMPLOYEE FUND ASSET TRUST           UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
897   4          TE CALEL INVESTORS, LTD.                                    CAYMAN ISLANDS    100         N/A
898   4          TE CALEL PORTFOLIO, LTD.                                    CAYMAN ISLANDS    100         N/A
899   4          TE JENKINS INVESTORS, LTD.                                  CAYMAN ISLANDS    100         N/A
900   4          TE JENKINS PORTFOLIO, LTD.                                  CAYMAN ISLANDS    N/A         N/A
901   4          THEOREMA MANAGED PORTFOLIO FEEDER, LTD.                     CAYMAN ISLANDS    100         N/A
902   4          THEOREMA MANAGED PORTFOLIO MASTER, LTD.                     CAYMAN ISLANDS    100         N/A
903   3        GOLDMAN SACHS INDIA LIMITED                                   MAURITIUS         N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
904   3        GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A SUBFUND OF        IRELAND           N/A         N/A     The direct holder
                 GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
905   3        GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST (IN      CAYMAN ISLANDS    N/A         N/A     The direct holder
                 JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                                 has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
906   3        GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS, L.L.C.  UNITED STATES     N/A         N/A
907   4          GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND, L.P.      CAYMAN ISLANDS    N/A         N/A
908   3        GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC           UNITED STATES     N/A         N/A
909   3        GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS, L.L.C.  UNITED STATES     N/A         N/A
910   4          GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND, L.P.      UNITED STATES     N/A         N/A
911   4          GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES OFFSHORE FUND,  CAYMAN ISLANDS    N/A         N/A
                   L.P.
912   3        GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS, L.L.C.  UNITED STATES     N/A         N/A
913   3        GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC              UNITED STATES     N/A         N/A
914   4          GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.    CAYMAN ISLANDS    N/A         N/A
915   3        GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC                UNITED STATES     N/A         N/A
916   4          GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND OFFSHORE, L.P.  CAYMAN ISLANDS    N/A         N/A
917   5            GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.  CAYMAN ISLANDS    N/A         N/A
918   4          GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.    CAYMAN ISLANDS    N/A         N/A
919   3        GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND, LLC           UNITED STATES     N/A         N/A
920   3        GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT TRUST) (IN  IRELAND           N/A         N/A     The direct holder
                 JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                         has Control
                 (A SUBFUND OF GOLDMAN SACHS SELECT INVESTMENT FUNDS)                                              through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
921   3        GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR QUALIFIED  CAYMAN ISLANDS    N/A         N/A     The direct holder
                 INSTITUTIONAL INVESTORS ONLY)                                                                     has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
922   3        GS CREDIT BALANCE FUND                                        CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
923   3        GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST           CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
924   3        GS MULTI-ASSET BALANCE FUND 4                                 CAYMAN ISLANDS    N/A         N/A
925   3        GS Multi-Asset Balance Fund 3                                 CAYMAN ISLANDS    N/A         N/A
926   3        GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC               UNITED STATES     N/A         N/A
927   3        GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC                UNITED STATES     N/A         N/A
928   3        GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC               UNITED STATES     N/A         N/A
929   3        GS TC ADVISORS, L.L.C.                                        UNITED STATES     N/A         N/A
930   4          GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.                   CAYMAN ISLANDS    N/A         N/A
931   3        GSAM (GMS CAYMAN GP) LTD.                                     CAYMAN ISLANDS    100         N/A
932   4          ACADIAN: NON-US EQUITY OFFSHORE L.P.                        CAYMAN ISLANDS    N/A         N/A
933   4          ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.               CAYMAN ISLANDS    N/A         N/A
934   4          ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE L.P.       CAYMAN ISLANDS    N/A         N/A
935   4          ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE MASTER     CAYMAN ISLANDS    N/A         N/A
                   L.P.
936   4          ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.       CAYMAN ISLANDS    N/A         N/A
937   4          DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.                 CAYMAN ISLANDS    N/A         N/A
938   4          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3        CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE L.P.
939   4          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5        CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE L.P.
940   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.          CAYMAN ISLANDS    N/A         N/A
941   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.          CAYMAN ISLANDS    N/A         N/A
942   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.          CAYMAN ISLANDS    N/A         N/A
943   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER L.P.   CAYMAN ISLANDS    N/A         N/A
944   4          DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER L.P.   CAYMAN ISLANDS    N/A         N/A
945   4          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P. CAYMAN ISLANDS    N/A         N/A
946   5            EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE    CAYMAN ISLANDS    N/A         N/A
                     MASTER L.P.
947   4          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE      CAYMAN ISLANDS    N/A         N/A
                   MASTER L.P.
948   4          FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                     CAYMAN ISLANDS    N/A         N/A
949   4          FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES OFFSHORE L.P.   CAYMAN ISLANDS    N/A         N/A
950   4          FIRST PACIFIC: DYNAMIC EQUITY OPPORTUNITIES OFFSHORE MASTER CAYMAN ISLANDS    N/A         N/A
                   L.P.
951   4          LATEEF: DYNAMIC EQUITY OFFSHORE L.P.                        CAYMAN ISLANDS    N/A         N/A
952   4          LATEEF: DYNAMIC EQUITY OFFSHORE MASTER L.P.                 CAYMAN ISLANDS    N/A         N/A
953   4          LSV: NON-US EQUITY OFFSHORE L.P.                            CAYMAN ISLANDS    N/A         N/A
954   4          NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.           CAYMAN ISLANDS    N/A         N/A
955   4          NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.           CAYMAN ISLANDS    N/A         N/A
956   4          NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
957   4          NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.           CAYMAN ISLANDS    N/A         N/A
958   5            NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.  CAYMAN ISLANDS    N/A         N/A
959   4          NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
960   4          NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.           CAYMAN ISLANDS    N/A         N/A
961   5            NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.  CAYMAN ISLANDS    N/A         N/A
962   4          NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
963   4          PICTET: NON-US EQUITY OFFSHORE L.P.                         CAYMAN ISLANDS    N/A         N/A
964   5            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                CAYMAN ISLANDS    N/A         N/A
965   4          PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                  CAYMAN ISLANDS    N/A         N/A
966   4          SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.               CAYMAN ISLANDS    N/A         N/A
967   4          SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.                    CAYMAN ISLANDS    N/A         N/A
968   4          TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 OFFSHORE L.P.    CAYMAN ISLANDS    N/A         N/A
969   4          TRILOGY: NON-US EQUITY OFFSHORE L.P.                        CAYMAN ISLANDS    N/A         N/A
970   4          VONTOBEL: NON-US EQUITY OFFSHORE L.P.                       CAYMAN ISLANDS    N/A         N/A
971   5            VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.              CAYMAN ISLANDS    N/A         N/A
972   4          VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                CAYMAN ISLANDS    N/A         N/A
973   4          WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.                  CAYMAN ISLANDS    N/A         N/A
974   3        GSAM INDIA HOLDINGS LIMITED                                   MAURITIUS         100         N/A
975   4          GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED      INDIA (OTHER)     100         N/A
976   4          GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED       INDIA (OTHER)     100         N/A
977   3        LATEEF: DYNAMIC EQUITY LLC                                    UNITED STATES     N/A         N/A
978   3        LIBERTY HARBOR I AGGREGATING FUND, LLC                        UNITED STATES     N/A         N/A
979   4          LIBERTY HARBOR MASTER FUND I, L.P.                          CAYMAN ISLANDS    N/A         N/A
980   5            LH (MAURITIUS) LIMITED                                    MAURITIUS         100         N/A
981   5            LIBERTY HARBOR CONVEX STRATEGIES MASTER FUND, L.P.        CAYMAN ISLANDS    N/A         N/A
982   3        LIBERTY HARBOR I GP, LLC                                      UNITED STATES     N/A         N/A
983   4          LIBERTY HARBOR MASTER FUND I, L.P.                          CAYMAN ISLANDS    N/A         N/A
984   4          LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
985   5            LIBERTY HARBOR MASTER FUND I, L.P.                        CAYMAN ISLANDS    N/A         N/A
986   3        LIBERTY HARBOR I QP FUND, LLC                                 UNITED STATES     N/A         N/A
987   4          LIBERTY HARBOR I AGGREGATING FUND, LLC                      UNITED STATES     N/A         N/A
988   3        LIBERTY HARBOR I, LLC                                         UNITED STATES     N/A         N/A
989   4          LIBERTY HARBOR I AGGREGATING FUND, LLC                      UNITED STATES     N/A         N/A
990   3        LIBERTY HARBOR NATURAL RESOURCES FUND, LLC                    UNITED STATES     N/A         N/A
991   3        LIBERTY HARBOR NATURAL RESOURCES OFFSHORE GP, LLC             UNITED STATES     N/A         N/A
992   4          LIBERTY HARBOR NATURAL RESOURCES FUND OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
993   3        LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                       UNITED STATES     N/A         N/A
994   3        LSV: NON-US EQUITY LLC                                        UNITED STATES     N/A         N/A
995   3        Liberty Harbor Distressed Credit Opportunities Advisors, LLC  UNITED STATES     N/A         N/A
996   4          LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.         CAYMAN ISLANDS    N/A         N/A
997   4          LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES FUND         CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
998   5            LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES OFFSHORE   CAYMAN ISLANDS    100         N/A
                     HOLDINGS, LTD.
999   6              LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.     CAYMAN ISLANDS    N/A         N/A
1000  4          Liberty Harbor Distressed Credit Opportunities Fund, L.P.   UNITED STATES     N/A         N/A
1001  5            LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.       CAYMAN ISLANDS    N/A         N/A
1002  3        NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                   UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1003  3        NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF     UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
1004  3        NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES], A SERIES OF     UNITED STATES     N/A         N/A
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,
                 L.L.C.
1005  3        NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                       UNITED STATES     N/A         N/A
1006  4          NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
1007  3        NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                       UNITED STATES     N/A         N/A
1008  4          NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
1009  3        NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                       UNITED STATES     N/A         N/A
1010  4          NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.    CAYMAN ISLANDS    N/A         N/A
1011  3        PICTET: NON-US EQUITY LLC                                     UNITED STATES     N/A         N/A
1012  4          PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                  CAYMAN ISLANDS    N/A         N/A
1013  3        RA Program (A) Unit Trust (for Qualified Institutional        CAYMAN ISLANDS    N/A         N/A     The direct holder
                 Investors only)                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1014  4          RA PROGRAM (B) UNIT TRUST (FOR QUALIFIED INSTITUTIONAL      CAYMAN ISLANDS    100         N/A
                   INVESTORS ONLY)
1015  5            GS RA Program I Trading, Inc.                             CAYMAN ISLANDS    100         N/A
1016  6              GS RA PROGRAM I, L.P.                                   CAYMAN ISLANDS    N/A         N/A
1017  7                GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.           CAYMAN ISLANDS    N/A         N/A
1018  8                  GS VAN GOGH LUX I S.A R.L.                          LUXEMBOURG        100         N/A
1019  8                  GS VAN GOGH LUX II S.A R.L.                         LUXEMBOURG        100         N/A
1020  8                  GSPEH RAVEN MANAGER STAKE LLC                       UNITED STATES     N/A         N/A
1021  8                  GSV HEYDEN HOLDINGS, L.P.                           CAYMAN ISLANDS    N/A         N/A
1022  8                  GSV RIVERA HOLDINGS, LLC                            UNITED STATES     N/A         N/A

1023  8                 GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1024  8                 PRIVATE EQUITY HOLDINGS FOREIGN INCOME BLOCKER,  551112 - Offices of  George Town             CAYMAN
                          LTD.                                           Other Holding                                ISLANDS
                                                                         Companies
1025  7               GS RA I HG6, L.P.                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1026  7               GS RA PROGRAM I FOREIGN INCOME BLOCKER, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1027  7               GSV ENERGY HOLDINGS, INC.                          551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1028  7               GSVA OFFSHORE HOLDINGS, INC.                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1029  8                 GSVA HOLDINGS, L.P.                              551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1030  7               GSVF AHO INVESTMENTS CORP.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1031  3       SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF      525910 - Open-End    New York      NY        Delaware
                GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED          Investment Funds
                PORTFOLIOS, L.L.C.
1032  3       SPRUCEGROVE: NON-US EQUITY LLC                             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1033  3       TACTICAL TILT FUND, LLC                                    525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1034  4         TACTICAL TILT HOLDINGS, LLC                              525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1035  3       TACTICAL TILT HOLDINGS, LLC                                525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1036  3       TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 [SERIES], A     525910 - Open-End    New York      NY        Delaware
                SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES        Investment Funds
                MANAGED PORTFOLIOS, L.L.C.
1037  3       TRILOGY: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS 525910 - Open-End    New York      NY        Delaware
                GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.     Investment Funds
1038  3       U.S. HOUSING RECOVERY FUND, LLC                            525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
1039  3       U.S. HOUSING RECOVERY MASTER FUND GP, LLC                  525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
1040  4         U.S. HOUSING RECOVERY MASTER FUND, L.P.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1041  3       US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                    525910 - Open-End    New York      NY        New York
                                                                         Investment Funds
1042  3       VONTOBEL: NON-US EQUITY LLC                                525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1043  4         VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1044  3       WILLIAM BLAIR: NON-US EQUITY LLC                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1045  2     GOLDMAN SACHS BANK AG                                        522110 - Commercial  Zurich                  SWITZERLAND
                                                                         Banking                                      (OTHER)
1046  2     GOLDMAN SACHS BANK USA                                       522110 - Commercial  New York      NY        New York
                                                                         Banking
1047  3       GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.            522292 - Real Estate Irving        TX        Delaware
                                                                         Credit
1048  3       GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC             551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1049  4         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.          522292 - Real Estate Irving        TX        Delaware
                                                                         Credit
1050  3       GOLDMAN SACHS CREDIT PARTNERS L.P.                         522294 - Secondary   New York      NY        BERMUDA
                                                                         Market Financing
1051  4         GSFS INVESTMENTS IV, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1052  3       GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1053  4         GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.    523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1054  3       GOLDMAN SACHS MORTGAGE COMPANY                             522294 - Secondary   New York      NY        New York
                                                                         Market Financing
1055  3       GOLDMAN SACHS REAL ESTATE FUNDING CORP.                    551112 - Offices of  New York      NY        New York
                                                                         Other Holding
                                                                         Companies
1056  4         GOLDMAN SACHS MORTGAGE COMPANY                           522294 - Secondary   New York      NY        New York
                                                                         Market Financing
1057  3       GS NEW MARKETS FUND PNR, INC.                              525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1058  4         GS NEW MARKETS FUND, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1059  3       GS NEW MARKETS FUND, LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1060  3       GSCP (DEL) LLC                                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1061  4         GOLDMAN SACHS CREDIT PARTNERS L.P.                       522294 - Secondary   New York      NY        BERMUDA
                                                                         Market Financing
1062  3       GSMMDPGP, INC.                                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1063  4         GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.    523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1064  3       WILLIAM STREET COMMITMENT CORPORATION                      522298 - All Other   New York      NY        Delaware
                                                                         Nondepository Credit
                                                                         Intermediation
1065  3       WILLIAM STREET CREDIT CORPORATION                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1066  3       WILLIAM STREET LLC                                         522298 - All Other   New York      NY        Utah
                                                                         Nondepository Credit
                                                                         Intermediation
1067  2     GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1068  3       LVB ACQUISITION HOLDING, LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1069  2     GOLDMAN SACHS BMET INVESTORS, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1070  3       LVB ACQUISITION HOLDING, LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1071  2     GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                     523999 -             Halifax       NS        CANADA
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
1072  2     GOLDMAN SACHS CANADA FINANCE CO.                             525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
1073  2     GOLDMAN SACHS CANADA FINANCE INC.                            551112 - Offices of  Calgary       AB        CANADA
                                                                         Other Holding
                                                                         Companies
1074  3       GOLDMAN SACHS CANADA FINANCE CO.                           525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
1075  2     GOLDMAN SACHS CANADA INC.                                    523110 - Investment  Toronto       ON        CANADA
                                                                         Banking and
                                                                         Securities Dealing
1076  3       GS GLOBAL FUNDING II, CO.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1077  4         GS GLOBAL FUNDING III, CO.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1078  5           GS GLOBAL FUNDING IV, LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1079  2     GOLDMAN SACHS CAPITAL I                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1080  2     GOLDMAN SACHS CAPITAL II                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1081  2     GOLDMAN SACHS CAPITAL III                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1082  2     GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1083  3       GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1084  3       GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1085  3       GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1086  4         GOLDMAN SACHS 3, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1087  4         GOLDMAN SACHS 4, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1088  4         GOLDMAN SACHS 5, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1089  3       GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1090  2     GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1091  2     GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1092  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY VOTECO, 525990 - Other       Wilmington    DE        Delaware
              LLC                                                        Financial Vehicles
1093  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY       525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1094  4         Goldman Sachs Developing Markets Real Estate Cooperatief 525990 - Other       London                  NETHERLANDS
                  U.A.                                                   Financial Vehicles
1095  5           DMREF ADMIN CAYMAN                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1096  5           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS  525990 - Other       Amsterdam               NETHERLANDS
                    (US) B.V.                                            Financial Vehicles
1097  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1098  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD  525990 - Other       New York      NY        Delaware
                ESC FUND, L.P.                                           Financial Vehicles
1099  4         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other       New York      NY        Delaware
                  PMD QP FUND, L.P.                                      Financial Vehicles
1100  5           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS  525990 - Other       George Town             CAYMAN
                    (US), L.P.                                           Financial Vehicles                           ISLANDS
1101  6             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         525990 - Other       Amsterdam               NETHERLANDS
                      PARTNERS (US) COOPERATIEF U.A.                     Financial Vehicles
1102  7               DMREF ADMIN CAYMAN                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1103  7               GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE       525990 - Other       Amsterdam               NETHERLANDS
                        PARTNERS (US) B.V.                               Financial Vehicles
1104  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD  525990 - Other       New York      NY        Delaware
                QP FUND, L.P.                                            Financial Vehicles
1105  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD ESC FUND  525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1106  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD QP FUND   525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1107  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS        525990 - Other       Amsterdam               NETHERLANDS
              (GERMANY) COOPERATIEF U.A.                                 Financial Vehicles
1108  3       DMREF ADMIN CAYMAN                                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1109  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS        525990 - Other       New York      NY        Delaware
              (GERMANY) GP, LLC                                          Financial Vehicles
1110  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      525990 - Other       George Town             CAYMAN
                (GERMANY), L.P.                                          Financial Vehicles                           ISLANDS
1111  4         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other       Amsterdam               NETHERLANDS
                 (GERMANY) COOPERATIEF U.A.                              Financial Vehicles
1112  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US)   525990 - Other       Amsterdam               NETHERLANDS
              COOPERATIEF U.A.                                           Financial Vehicles
1113  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US)   525990 - Other       New York      NY        Delaware
              GP, LLC                                                    Financial Vehicles
1114  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      525990 - Other       George Town             CAYMAN
                (US), L.P.                                               Financial Vehicles                           ISLANDS
1115  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1116  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           525990 - Other       Amsterdam               NETHERLANDS
                COOPERATIEF U.A.                                         Financial Vehicles
1117  4         DMREF ADMIN CAYMAN                                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1118  2     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA COOPERATIEF 525990 - Other       Amsterdam               NETHERLANDS
              U.A.                                                       Financial Vehicles
1119  2     GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1120  3       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
1121  2     GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1122  3       BUCK HOLDINGS L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1123  2     GOLDMAN SACHS DGC INVESTORS, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1124  3       BUCK HOLDINGS L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1125  2     GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1126  3       FREEDOMPAY, INC.                                           525990 - Other       Newtown       PA        Delaware
                                                                         Financial Vehicles   Square
1127  3       FS Invest S.a r.l.                                         525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
1128  3       GS 2000-I, L.L.C.                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1129  3       SUNGARD CAPITAL CORP.                                      51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
1130  2     GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1131  2     GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUNDS GP, 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1132  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUND    525990 - Other       George Town             CAYMAN
                OFFSHORE, L.P.                                           Financial Vehicles                           ISLANDS
1133  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUND,   525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1134  2     GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND GP, 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1135  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND   525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1136  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1137  2     GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                  525910 - Open-End    St. Peter               GUERNSEY
                                                                         Investment Funds     Port
1138  2     GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS, L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1139  3       GS ESF QEP OFFSHORE HOLDINGS CORP.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1140  2     GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1141  2     GOLDMAN SACHS EDMC INVESTORS, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1142  3       EDUCATION MANAGEMENT CORPORATION                           525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
1143  2     GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND (A SUBFUND 525910 - Open-End    Dublin                  IRELAND
              OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                  Investment Funds
1144  2     GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND (A SUBFUND  525910 - Open-End    Dublin                  IRELAND
              OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                  Investment Funds
1145  2     GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                       551114 - Corporate,  New York      NY        Delaware
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1146  3       GOLDMAN SACHS FINANCIAL MARKETS, L.P.                      523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1147  2     GOLDMAN SACHS FINANCIAL MARKETS, L.P.                        523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1148  2     GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1149  2     GOLDMAN SACHS FINANZPRODUKTE GMBH                            525990 - Other       Eschborn                GERMANY
                                                                         Financial Vehicles
1150  2     GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND (A SUBFUND   525910 - Open-End    Dublin                  IRELAND
              OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                  Investment Funds

1023  8                  GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC            UNITED STATES     N/A         N/A
1024  8                  PRIVATE EQUITY HOLDINGS FOREIGN INCOME BLOCKER,     CAYMAN ISLANDS    100         N/A
                           LTD.
1025  7                GS RA I HG6, L.P.                                     UNITED STATES     N/A         N/A
1026  7                GS RA PROGRAM I FOREIGN INCOME BLOCKER, LTD.          CAYMAN ISLANDS    100         N/A
1027  7                GSV ENERGY HOLDINGS, INC.                             UNITED STATES     99          N/A
1028  7                GSVA OFFSHORE HOLDINGS, INC.                          UNITED STATES     100         N/A
1029  8                  GSVA HOLDINGS, L.P.                                 CAYMAN ISLANDS    N/A         N/A
1030  7                GSVF AHO INVESTMENTS CORP.                            UNITED STATES     99          N/A
1031  3        SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF GOLDMAN UNITED STATES     N/A         N/A
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
1032  3        SPRUCEGROVE: NON-US EQUITY LLC                                UNITED STATES     N/A         N/A
1033  3        TACTICAL TILT FUND, LLC                                       UNITED STATES     N/A         N/A
1034  4          TACTICAL TILT HOLDINGS, LLC                                 UNITED STATES     N/A         N/A
1035  3        TACTICAL TILT HOLDINGS, LLC                                   UNITED STATES     N/A         N/A
1036  3        TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 [SERIES], A SERIES UNITED STATES     N/A         N/A
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED
                 PORTFOLIOS, L.L.C.
1037  3        TRILOGY: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS    UNITED STATES     N/A         N/A
                 GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.
1038  3        U.S. HOUSING RECOVERY FUND, LLC                               UNITED STATES     N/A         N/A
1039  3        U.S. HOUSING RECOVERY MASTER FUND GP, LLC                     UNITED STATES     N/A         N/A
1040  4          U.S. HOUSING RECOVERY MASTER FUND, L.P.                     CAYMAN ISLANDS    N/A         N/A
1041  3        US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                       UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1042  3        VONTOBEL: NON-US EQUITY LLC                                   UNITED STATES     N/A         N/A
1043  4          VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                CAYMAN ISLANDS    N/A         N/A
1044  3        WILLIAM BLAIR: NON-US EQUITY LLC                              UNITED STATES     N/A         N/A
1045  2      GOLDMAN SACHS BANK AG                                           SWITZERLAND       100         N/A
                                                                             (OTHER)
1046  2      GOLDMAN SACHS BANK USA                                          UNITED STATES     100         N/A
1047  3        GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.               UNITED STATES     N/A         N/A
1048  3        GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC                UNITED STATES     N/A         N/A
1049  4          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.             UNITED STATES     N/A         N/A
1050  3        GOLDMAN SACHS CREDIT PARTNERS L.P.                            UNITED STATES     N/A         N/A
1051  4          GSFS INVESTMENTS IV, LLC                                    UNITED STATES     N/A         N/A
1052  3        GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                     NETHERLANDS       100         N/A
1053  4          GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.       UNITED STATES     N/A         N/A
1054  3        GOLDMAN SACHS MORTGAGE COMPANY                                UNITED STATES     N/A         N/A
1055  3        GOLDMAN SACHS REAL ESTATE FUNDING CORP.                       UNITED STATES     100         N/A
1056  4          GOLDMAN SACHS MORTGAGE COMPANY                              UNITED STATES     N/A         N/A
1057  3        GS NEW MARKETS FUND PNR, INC.                                 UNITED STATES     100         N/A
1058  4          GS NEW MARKETS FUND, LLC                                    UNITED STATES     N/A         N/A
1059  3        GS NEW MARKETS FUND, LLC                                      UNITED STATES     N/A         N/A
1060  3        GSCP (DEL) LLC                                                UNITED STATES     N/A         N/A
1061  4          GOLDMAN SACHS CREDIT PARTNERS L.P.                          UNITED STATES     N/A         N/A
1062  3        GSMMDPGP, INC.                                                UNITED STATES     100         N/A
1063  4          GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.       UNITED STATES     N/A         N/A
1064  3        WILLIAM STREET COMMITMENT CORPORATION                         UNITED STATES     100         N/A
1065  3        WILLIAM STREET CREDIT CORPORATION                             UNITED STATES     100         N/A
1066  3        WILLIAM STREET LLC                                            UNITED STATES     N/A         N/A
1067  2      GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.            CAYMAN ISLANDS    N/A         N/A
1068  3        LVB ACQUISITION HOLDING, LLC                                  UNITED STATES     24          N/A
1069  2      GOLDMAN SACHS BMET INVESTORS, L.P.                              UNITED STATES     N/A         N/A
1070  3        LVB ACQUISITION HOLDING, LLC                                  UNITED STATES     24          N/A
1071  2      GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                        CANADA            100         N/A
1072  2      GOLDMAN SACHS CANADA FINANCE CO.                                CANADA            100         N/A
1073  2      GOLDMAN SACHS CANADA FINANCE INC.                               CANADA            100         N/A
1074  3        GOLDMAN SACHS CANADA FINANCE CO.                              CANADA            100         N/A
1075  2      GOLDMAN SACHS CANADA INC.                                       CANADA            100         N/A
1076  3        GS GLOBAL FUNDING II, CO.                                     UNITED STATES     100         N/A
1077  4          GS GLOBAL FUNDING III, CO.                                  UNITED STATES     100         N/A
1078  5            GS GLOBAL FUNDING IV, LLC                                 UNITED STATES     N/A         N/A
1079  2      GOLDMAN SACHS CAPITAL I                                         UNITED STATES     N/A         N/A
1080  2      GOLDMAN SACHS CAPITAL II                                        UNITED STATES     N/A         N/A
1081  2      GOLDMAN SACHS CAPITAL III                                       UNITED STATES     N/A         N/A
1082  2      GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.                   UNITED STATES     N/A         N/A
1083  3        GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                      CAYMAN ISLANDS    N/A         N/A
1084  3        GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                      CAYMAN ISLANDS    100         N/A
1085  3        GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                     CAYMAN ISLANDS    N/A         N/A
1086  4          GOLDMAN SACHS 3, L.P.                                       CAYMAN ISLANDS    N/A         N/A
1087  4          GOLDMAN SACHS 4, L.P.                                       CAYMAN ISLANDS    N/A         N/A
1088  4          GOLDMAN SACHS 5, L.P.                                       CAYMAN ISLANDS    N/A         N/A
1089  3        GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.                CAYMAN ISLANDS    N/A         N/A
1090  2      GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.                  CAYMAN ISLANDS    N/A         N/A
1091  2      GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.                  UNITED STATES     N/A         N/A
1092  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY VOTECO,    UNITED STATES     N/A         N/A
               LLC
1093  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY          UNITED STATES     100         N/A
1094  4          Goldman Sachs Developing Markets Real Estate Cooperatief    UNITED KINGDOM    N/A         N/A
                   U.A.                                                      (OTHER)
1095  5            DMREF ADMIN CAYMAN                                        CAYMAN ISLANDS    99          N/A
1096  5            GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS     NETHERLANDS       75          N/A
                    (US) B.V.
1097  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP, L.L.C.    UNITED STATES     N/A         N/A
1098  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD ESC UNITED STATES     N/A         N/A
                 FUND, L.P.
1099  4          GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD   UNITED STATES     N/A         N/A
                   QP FUND, L.P.
1100  5            GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS     CAYMAN ISLANDS    N/A         N/A
                     (US), L.P.
1101  6              GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS   NETHERLANDS       100         N/A
                       (US) COOPERATIEF U.A.
1102  7                DMREF ADMIN CAYMAN                                    CAYMAN ISLANDS    99          N/A
1103  7                GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS NETHERLANDS       75          N/A
                         (US) B.V.
1104  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD QP  UNITED STATES     N/A         N/A
                 FUND, L.P.
1105  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD ESC FUND     CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1106  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD QP FUND      CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1107  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (GERMANY) NETHERLANDS       99          N/A
               COOPERATIEF U.A.
1108  3        DMREF ADMIN CAYMAN                                            CAYMAN ISLANDS    99          N/A
1109  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (GERMANY) UNITED STATES     N/A         N/A
               GP, LLC
1110  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS         CAYMAN ISLANDS    N/A         N/A
                 (GERMANY), L.P.
1111  4          GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS       NETHERLANDS       99          N/A
                   (GERMANY) COOPERATIEF U.A.
1112  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US)      NETHERLANDS       100         N/A
               COOPERATIEF U.A.
1113  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) GP,  UNITED STATES     N/A         N/A
               LLC
1114  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US),   CAYMAN ISLANDS    N/A         N/A
                 L.P.
1115  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA                LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-2
                                                                                                                   shares.
1116  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA COOPERATIEF  NETHERLANDS       N/A         N/A
                 U.A.
1117  4          DMREF ADMIN CAYMAN                                          CAYMAN ISLANDS    99          N/A
1118  2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA COOPERATIEF    NETHERLANDS       N/A         N/A
               U.A.
1119  2      GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                       LUXEMBOURG        100         N/A
1120  3        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA              LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-1
                                                                                                                   shares.
1121  2      GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.             CAYMAN ISLANDS    N/A         N/A
1122  3        BUCK HOLDINGS L.P.                                            UNITED STATES     N/A         21
1123  2      GOLDMAN SACHS DGC INVESTORS, L.P.                               UNITED STATES     N/A         N/A
1124  3        BUCK HOLDINGS L.P.                                            UNITED STATES     N/A         21
1125  2      GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.                 UNITED STATES     N/A         N/A
1126  3        FREEDOMPAY, INC.                                              UNITED STATES     32          N/A
1127  3        FS Invest S.a r.l.                                            LUXEMBOURG        44          N/A
1128  3        GS 2000-I, L.L.C.                                             UNITED STATES     N/A         N/A
1129  3        SUNGARD CAPITAL CORP.                                         UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
1130  2      GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
1131  2      GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUNDS GP,    UNITED STATES     N/A         N/A
               L.L.C.
1132  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUND       CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE, L.P.
1133  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUND, L.P. UNITED STATES     N/A         N/A
1134  2      GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND GP,    UNITED STATES     N/A         N/A
               L.L.C.
1135  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND      CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1136  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND,     UNITED STATES     N/A         N/A
                 L.P.
1137  2      GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                     GUERNSEY          100         N/A
1138  2      GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS, L.P.    CAYMAN ISLANDS    N/A         N/A
1139  3        GS ESF QEP OFFSHORE HOLDINGS CORP.                            UNITED STATES     100         N/A
1140  2      GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                      UNITED STATES     N/A         N/A
1141  2      GOLDMAN SACHS EDMC INVESTORS, L.P.                              UNITED STATES     N/A         N/A
1142  3        EDUCATION MANAGEMENT CORPORATION                              UNITED STATES     42          N/A
1143  2      GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND (A SUBFUND OF IRELAND           100         N/A
               GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1144  2      GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND (A SUBFUND OF  IRELAND           100         N/A
               GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1145  2      GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                          UNITED STATES     N/A         N/A
1146  3        GOLDMAN SACHS FINANCIAL MARKETS, L.P.                         UNITED STATES     N/A         N/A
1147  2      GOLDMAN SACHS FINANCIAL MARKETS, L.P.                           UNITED STATES     N/A         N/A
1148  2      GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                      CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1149  2      GOLDMAN SACHS FINANZPRODUKTE GMBH                               GERMANY           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1150  2      GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND (A SUBFUND OF   IRELAND           28          N/A
               GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)

1151  2     GOLDMAN SACHS GLOBAL ADVISORY PRODUCTS LLC                   525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
1152  2     GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND, LLC 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1153  2     GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                         551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1154  3       ARROW CORPORATE MEMBER HOLDINGS LLC                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1155  3       CER HOLDINGS GP                                            551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1156  4         CER HOLDINGS LP                                          551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1157  5           CER INVESTMENTS 1                                      523999 -             George Town             CAYMAN
                                                                         Miscellaneous                                ISLANDS
                                                                         Financial Investment
                                                                         Activities
1158  3       GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1159  3       GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.               551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding                                PEOPLES
                                                                         Companies                                    REPUBLIC OF
1160  4         BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED         551112 - Offices of  Beijing                 CHINA,
                                                                         Other Holding                                PEOPLES
                                                                         Companies                                    REPUBLIC OF
1161  5           BEIJING GAO HUA SECURITIES COMPANY LIMITED             523120 - Securities  Beijing                 CHINA,
                                                                         Brokerage                                    PEOPLES
                                                                                                                      REPUBLIC OF
1162  6             GAO HUA CHINA RMB MONEY MARKET FUND                  525910 - Open-End    Beijing                 CHINA,
                                                                         Investment Funds                             PEOPLES
                                                                                                                      REPUBLIC OF
1163  6             GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED     523110 - Investment  Beijing                 CHINA,
                                                                         Banking and                                  PEOPLES
                                                                         Securities Dealing                           REPUBLIC OF
1164  6             QIAN KUN FUTURES CO., LTD.                           523120 - Securities  Shenzhen                CHINA,
                                                                         Brokerage                                    PEOPLES
                                                                                                                      REPUBLIC OF
1165  4         BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED         551112 - Offices of  Beijing                 CHINA,
                                                                         Other Holding                                PEOPLES
                                                                         Companies                                    REPUBLIC OF
1166  5           BEIJING GAO HUA SECURITIES COMPANY LIMITED             523120 - Securities  Beijing                 CHINA,
                                                                         Brokerage                                    PEOPLES
                                                                                                                      REPUBLIC OF
1167  4         BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED         551112 - Offices of  Beijing                 CHINA,
                                                                         Other Holding                                PEOPLES
                                                                         Companies                                    REPUBLIC OF
1168  5           BEIJING GAO HUA SECURITIES COMPANY LIMITED             523120 - Securities  Beijing                 CHINA,
                                                                         Brokerage                                    PEOPLES
                                                                                                                      REPUBLIC OF
1169  4         CORNWALL INVESTMENTS LIMITED                             523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
1170  4         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1171  4         GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED               551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1172  5           AKIMOTOKO (DELAWARE) L.L.C.                            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1173  5           EXPRESS INVESTMENTS III PRIVATE LTD.                   525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
1174  5           GS MONGOLIA INVESTMENTS LIMITED                        525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
1175  5           KIRORO (DELAWARE) L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1176  5           MATSU (DELAWARE) L.L.C.                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1177  5           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
1178  6             RONG SHENG ASSET MANAGEMENT CO. LTD.                 525990 - Other       Beijing                 CHINA,
                                                                         Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1179  5           MERCER INVESTMENTS V PRIVATE LTD.                      551114 - Corporate,  Federal                 MALAYSIA
                                                                         Subsidiary, and      Territory of            (OTHER)
                                                                         Regional Managing    Labuan
                                                                         Offices

1180  6             BEIJING GOLDMAN SACHS CONSULTING CO., LTD.           525990 - Other       Beijing                 CHINA,
                                                                         Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1181  5           SAGAMIKO (DELAWARE) L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1182  4         GS ASIAN VENTURE (DELAWARE) L.L.C.                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1183  5           BROAD STREET (HONG KONG) INVESTOR LIMITED              525990 - Other       Hong Kong               HONG KONG
                                                                         Financial Vehicles
1184  6             BROAD STREET (CAYMAN) GP LIMITED                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1185  7               BROAD STREET (BEIJING) INVESTMENT MANAGEMENT       525990 - Other       Beijing                 CHINA,
                        CENTRE (LIMITED PARTNERSHIP)                     Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1186  8                 BEIJING GOLDMAN SACHS INVESTMENT CENTER (LIMITED 525990 - Other       Beijing                 CHINA,
                          PARTNERSHIP)                                   Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1187  8                 BROAD STREET (BEIJING) 2011 INVESTMENT CENTER    525990 - Other       Beijing                 CHINA,
                          (LIMITED PARTNERSHIP)                          Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1188  9                   BEIJING GOLDMAN SACHS INVESTMENT CENTER        525990 - Other       Beijing                 CHINA,
                            (LIMITED PARTNERSHIP)                        Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1189  6             BROAD STREET (CAYMAN) LP LIMITED                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1190  7               BROAD STREET (BEIJING) INVESTMENT MANAGEMENT       525990 - Other       Beijing                 CHINA,
                        CENTRE (LIMITED PARTNERSHIP)                     Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1191  5           DHONI CAYMAN GP LTD.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1192  6             DHONI CAYMAN LIMITED PARTNERSHIP                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1193  5           DHONI CAYMAN HOLDINGS LTD.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1194  6             DHONI CAYMAN LIMITED PARTNERSHIP                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1195  5           GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED    525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1196  5           GOLDMAN SACHS INVESTMENTS HOLDINGS (ASIA) LIMITED      525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1197  5           GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1198  5           GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.              523999 -             George Town             CAYMAN
                                                                         Miscellaneous                                ISLANDS
                                                                         Financial Investment
                                                                         Activities
1199  5           GS HONY HOLDINGS I LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1200  5           GS HONY HOLDINGS II LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1201  5           GSPS ASIA LIMITED                                      525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1202  6             GREEN LOTUS LIMITED                                  525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1203  6             GSPS DAI VIET LTD.                                   525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1204  6             NAM VIET LTD.                                        525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1205  5           TIGER STRATEGIC INVESTMENTS LTD                        551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1206  6             JADE DRAGON (MAURITIUS) LIMITED                      525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1207  7               GOLDMAN SACHS CHINA STRATEGIC INVESTMENTS LIMITED  525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1208  7               GOLDMAN SACHS CHINA VENTURE I (MAURITIUS) LIMITED  551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1209  8                 JADE DRAGON VENTURE INVESTMENT LIMITED           525990 - Other       Beijing                 CHINA,
                                                                         Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1210  7               GOLDMAN SACHS CHINA VENTURE II (MAURITIUS) LIMITED 551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1211  8                 JADE DRAGON VENTURE INVESTMENT LIMITED           525990 - Other       Beijing                 CHINA,
                                                                         Financial Vehicles                           PEOPLES
                                                                                                                      REPUBLIC OF
1212  7               PANDA INVESTMENTS LTD                              551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1213  8                 GOLDMAN SACHS STRATEGIC INVESTMENTS II LIMITED   525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1214  8                 GS STRATEGIC INVESTMENTS LIMITED                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1215  9                   M. PALLONJI ENTERPRISES PRIVATE LIMITED        525990 - Other       Mumbai                  INDIA
                                                                         Financial Vehicles                           (OTHER)
1216  7               ZAHEER HOLDINGS (MAURITIUS)                        551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1217  8                 ZAHEER MAURITIUS                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1218  5           TRIUMPH II INVESTMENTS (IRELAND) LIMITED               525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1219  5           VANTAGE QUEST (MAURITIUS) LIMITED                      525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1220  5           VANTAGE STRIDE (MAURITIUS) LIMITED                     525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1221  6             WWD RUBY LIMITED                                     525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1222  4         KIRI (DELAWARE) L.L.C.                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1223  4         SHIGA (DELAWARE) L.L.C.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1224  3       GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                     551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1225  3       GOLDMAN SACHS (CHINA) L.L.C.                               551114 - Corporate,  New York      NY        Delaware
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1226  3       GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1227  4         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1228  3       GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LP 551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1229  4         GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.       523999 -             Halifax       NS        CANADA
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
1230  3       GOLDMAN SACHS ARGENTINA L.L.C.                             523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1231  3       GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                523920 - Portfolio   Sao Paulo               BRAZIL
                                                                         Management
1232  3       GOLDMAN SACHS ASSET MANAGEMENT, L.P.                       523920 - Portfolio   New York      NY        Delaware
                                                                         Management
1233  3       GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1234  4         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) CORPORATION    523130 - Commodity   Halifax       NS        CANADA
                                                                         Contracts Dealing
1235  3       GOLDMAN SACHS GLOBAL SERVICES II LIMITED                   541990 - All Other   George Town             CAYMAN
                                                                         Professional,                                ISLANDS
                                                                         Scientific, and
                                                                         Technical Services
1236  3       GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.         551114 - Corporate,  Col Lomas de            MEXICO
                                                                         Subsidiary, and      Chapultepec
                                                                         Regional Managing
                                                                         Offices
1237  4         GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE  523120 - Securities  Mexico City             MEXICO
                  CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO        Brokerage
                  MULTIPLE, ENTIDAD NO REGULADA
1238  4         GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                 522298 - All Other   Mexico City             MEXICO
                                                                         Nondepository Credit
                                                                         Intermediation
1239  3       GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                 551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1240  3       GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                   551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1241  4         GOLDMAN SACHS (RUSSIA)                                   523110 - Investment  London                  UNITED
                                                                         Banking and                                  KINGDOM
                                                                         Securities Dealing                           (OTHER)
1242  4         GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED       523999 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Financial Investment                         (OTHER)
                                                                         Activities
1243  5           CMC Markets PLC                                        551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1244  6             CMC MARKETS UK HOLDINGS LIMITED                      551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1245  7               CLIENT2CLIENT.COM LIMITED                          523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1246  7               CMC Group Limited                                  523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1247  7               CMC MARKETS UK PLC                                 523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1248  8                 CMC Markets US LLC                               523910 -             Wilmington    DE        Delaware
                                                                         Miscellaneous
                                                                         Intermediation
1249  7               CMC Spreadbet Plc                                  523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1250  7               CMC Trustees Limited                               523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1251  7               DEAL4FREE.COM LIMITED                              522320 - Financial   London                  UNITED
                                                                         Transactions                                 KINGDOM
                                                                         Processing, Reserve,                         (OTHER)
                                                                         and Clearinghouse
                                                                         Activities
1252  7               Information Internet Limited                       541511 - Computer    London                  UNITED
                                                                         program or software                          KINGDOM
                                                                         development                                  (OTHER)
1253  7               MARKETMAKER LIMITED                                523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1254  6             CMC Markets (Finance) Limited                        523910 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Intermediation                               (OTHER)
1255  6             CMC Markets Overseas Holdings Limited                551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1256  7               CMC Markets Asia Limited                           523910 -             Wan Chai                HONG KONG
                                                                         Miscellaneous
                                                                         Intermediation
1257  7               CMC Markets Canada Inc                             523910 -             Toronto       ON        CANADA
                                                                         Miscellaneous
                                                                         Intermediation
1258  7               CMC Markets Development (pty) Limited              523910 -             Sunninghill             SOUTH AFRICA
                                                                         Miscellaneous
                                                                         Intermediation
1259  7               CMC Markets Digital Options GmbH                   541511 - Computer    Vienna                  AUSTRIA
                                                                         program or software
                                                                         development
1260  7               CMC Markets Group Australia Pty Ltd.               551112 - Offices of  Sydney                  AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1261  8                 CMC MARKETS ASIA PACIFIC PTY LIMITED             541990 - All Other   Sydney                  AUSTRALIA
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
1262  9                   CMC Markets Pty Ltd                            523910 -             Sydney                  AUSTRALIA
                                                                         Miscellaneous
                                                                         Intermediation
1263  10                    CMC International Financial Consulting       541990 - All Other   Beijing                 CHINA,
                              (Beijing) Co., Ltd                         Professional,                                PEOPLES
                                                                         Scientific, and                              REPUBLIC OF
                                                                         Technical Services
1264  8                 CMC Markets Stockbroking Limited                 523120 - Securities  Sydney                  AUSTRALIA
                                                                         Brokerage
1265  9                   CMC Markets Stockbroking Limited Nominees      522320 - Financial   Sydney                  AUSTRALIA
                            (No.2 Account) Pty Limited                   Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
1266  8                 CMC Markets Stockbroking Limited Nominees Pty    522320 - Financial   Sydney                  AUSTRALIA
                          Limited                                        Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
1267  7               CMC Markets Japan KK                               523910 -             Tokyo                   JAPAN
                                                                         Miscellaneous
                                                                         Intermediation
1268  7               CMC Markets NZ Limited                             523910 -             Auckland                NEW ZEALAND
                                                                         Miscellaneous                                (OTHER)
                                                                         Intermediation
1269  7               CMC Markets Singapore Pte. Ltd                     541990 - All Other   Singapore               SINGAPORE
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
1270  7               CMC Markets South Africa (pty) Limited             523910 -             Sunninghill             SOUTH AFRICA
                                                                         Miscellaneous
                                                                         Intermediation
1271  7               REDMONITOR GMBH                                    522320 - Financial   Vienna                  AUSTRIA
                                                                         Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
1272  5           THE EUROPEAN POWER SOURCE COMPANY B.V.                 551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
1273  6             THE EUROPEAN POWER SOURCE COMPANY (U.K.) LIMITED     551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1274  5           TURQUOISE GLOBAL HOLDINGS LIMITED                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1275  4         TEX FUNDING                                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1276  3       GOLDMAN SACHS IRELAND LLC                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1277  4         GOLDMAN SACHS IRELAND GROUP LIMITED                      551112 - Offices of  Dublin                  IRELAND
                                                                         Other Holding
                                                                         Companies
1278  5           GOLDMAN SACHS IRELAND HOLDINGS LIMITED                 551112 - Offices of  Dublin                  IRELAND
                                                                         Other Holding
                                                                         Companies

1151  2      GOLDMAN SACHS GLOBAL ADVISORY PRODUCTS LLC                      UNITED STATES     N/A         N/A
1152  2      GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND, LLC    UNITED STATES     N/A         N/A
1153  2      GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                            UNITED STATES     N/A         N/A
1154  3        ARROW CORPORATE MEMBER HOLDINGS LLC                           UNITED STATES     N/A         N/A
1155  3        CER HOLDINGS GP                                               CAYMAN ISLANDS    100         N/A
1156  4          CER HOLDINGS LP                                             CAYMAN ISLANDS    N/A         N/A
1157  5            CER INVESTMENTS 1                                         CAYMAN ISLANDS    100         N/A
1158  3        GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                           UNITED STATES     N/A         N/A
1159  3        GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.                  UNITED STATES     N/A         N/A
1160  4          BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED            CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1161  5            BEIJING GAO HUA SECURITIES COMPANY LIMITED                CHINA, PEOPLES    75          N/A
                                                                             REPUBLIC OF
1162  6              GAO HUA CHINA RMB MONEY MARKET FUND                     CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1163  6              GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED        CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1164  6              QIAN KUN FUTURES CO., LTD.                              CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1165  4          BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED            CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1166  5            BEIJING GAO HUA SECURITIES COMPANY LIMITED                CHINA, PEOPLES    75          N/A
                                                                             REPUBLIC OF
1167  4          BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED            CHINA, PEOPLES    N/A         N/A     The direct holder
                                                                             REPUBLIC OF                           has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1168  5            BEIJING GAO HUA SECURITIES COMPANY LIMITED                CHINA, PEOPLES    75          N/A
                                                                             REPUBLIC OF
1169  4          CORNWALL INVESTMENTS LIMITED                                CAYMAN ISLANDS    100         N/A
1170  4          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                UNITED STATES     N/A         N/A
1171  4          GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                  MAURITIUS         100         N/A
1172  5            AKIMOTOKO (DELAWARE) L.L.C.                               UNITED STATES     N/A         N/A
1173  5            EXPRESS INVESTMENTS III PRIVATE LTD.                      MALAYSIA (OTHER)  100         N/A
1174  5            GS MONGOLIA INVESTMENTS LIMITED                           MALAYSIA (OTHER)  100         N/A
1175  5            KIRORO (DELAWARE) L.L.C.                                  UNITED STATES     N/A         N/A
1176  5            MATSU (DELAWARE) L.L.C.                                   UNITED STATES     N/A         N/A
1177  5            MERCER INVESTMENTS IV PRIVATE LTD.                        MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1178  6              RONG SHENG ASSET MANAGEMENT CO. LTD.                    CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1179  5            MERCER INVESTMENTS V PRIVATE LTD.                         MALAYSIA (OTHER)  100         N/A
1180  6              BEIJING GOLDMAN SACHS CONSULTING CO., LTD.              CHINA, PEOPLES    N/A         N/A
                                                                             REPUBLIC OF
1181  5            SAGAMIKO (DELAWARE) L.L.C.                                UNITED STATES     N/A         N/A
1182  4          GS ASIAN VENTURE (DELAWARE) L.L.C.                          UNITED STATES     N/A         N/A
1183  5            BROAD STREET (HONG KONG) INVESTOR LIMITED                 HONG KONG         100         N/A
1184  6              BROAD STREET (CAYMAN) GP LIMITED                        CAYMAN ISLANDS    100         N/A
1185  7                BROAD STREET (BEIJING) INVESTMENT MANAGEMENT CENTRE   CHINA, PEOPLES    N/A         N/A
                         (LIMITED PARTNERSHIP)                               REPUBLIC OF
1186  8                  BEIJING GOLDMAN SACHS INVESTMENT CENTER (LIMITED    CHINA, PEOPLES    N/A         N/A
                           PARTNERSHIP)                                      REPUBLIC OF
1187  8                  BROAD STREET (BEIJING) 2011 INVESTMENT CENTER       CHINA, PEOPLES    N/A         N/A
                           (LIMITED PARTNERSHIP)                             REPUBLIC OF
1188  9                    BEIJING GOLDMAN SACHS INVESTMENT CENTER (LIMITED  CHINA, PEOPLES    N/A         N/A
                             PARTNERSHIP)                                    REPUBLIC OF
1189  6              BROAD STREET (CAYMAN) LP LIMITED                        CAYMAN ISLANDS    100         N/A
1190  7                BROAD STREET (BEIJING) INVESTMENT MANAGEMENT CENTRE   CHINA, PEOPLES    N/A         N/A
                         (LIMITED PARTNERSHIP)                               REPUBLIC OF
1191  5            DHONI CAYMAN GP LTD.                                      CAYMAN ISLANDS    100         N/A
1192  6              DHONI CAYMAN LIMITED PARTNERSHIP                        CAYMAN ISLANDS    N/A         N/A
1193  5            DHONI CAYMAN HOLDINGS LTD.                                CAYMAN ISLANDS    100         N/A
1194  6              DHONI CAYMAN LIMITED PARTNERSHIP                        CAYMAN ISLANDS    N/A         N/A
1195  5            GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED       MAURITIUS         100         N/A
1196  5            GOLDMAN SACHS INVESTMENTS HOLDINGS (ASIA) LIMITED         MAURITIUS         100         N/A
1197  5            GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED             CAYMAN ISLANDS    100         N/A
1198  5            GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.                 CAYMAN ISLANDS    100         N/A
1199  5            GS HONY HOLDINGS I LTD.                                   CAYMAN ISLANDS    100         N/A
1200  5            GS HONY HOLDINGS II LTD.                                  CAYMAN ISLANDS    100         N/A
1201  5            GSPS ASIA LIMITED                                         MAURITIUS         100         N/A
1202  6              GREEN LOTUS LIMITED                                     MAURITIUS         100         N/A
1203  6              GSPS DAI VIET LTD.                                      MAURITIUS         100         N/A
1204  6              NAM VIET LTD.                                           MAURITIUS         100         N/A
1205  5            TIGER STRATEGIC INVESTMENTS LTD                           MAURITIUS         100         N/A
1206  6              JADE DRAGON (MAURITIUS) LIMITED                         MAURITIUS         100         N/A
1207  7                GOLDMAN SACHS CHINA STRATEGIC INVESTMENTS LIMITED     MAURITIUS         100         N/A
1208  7                GOLDMAN SACHS CHINA VENTURE I (MAURITIUS) LIMITED     MAURITIUS         100         N/A
1209  8                  JADE DRAGON VENTURE INVESTMENT LIMITED              CHINA, PEOPLES    100         N/A
                                                                             REPUBLIC OF
1210  7                GOLDMAN SACHS CHINA VENTURE II (MAURITIUS) LIMITED    MAURITIUS         100         N/A
1211  8                  JADE DRAGON VENTURE INVESTMENT LIMITED              CHINA, PEOPLES    100         N/A
                                                                             REPUBLIC OF
1212  7                PANDA INVESTMENTS LTD                                 MAURITIUS         99          N/A
1213  8                  GOLDMAN SACHS STRATEGIC INVESTMENTS II LIMITED      MAURITIUS         100         N/A
1214  8                  GS STRATEGIC INVESTMENTS LIMITED                    MAURITIUS         100         N/A
1215  9                    M. PALLONJI ENTERPRISES PRIVATE LIMITED           INDIA (OTHER)     39          N/A
1216  7                ZAHEER HOLDINGS (MAURITIUS)                           MAURITIUS         98          N/A
1217  8                  ZAHEER MAURITIUS                                    MAURITIUS         100         N/A
1218  5            TRIUMPH II INVESTMENTS (IRELAND) LIMITED                  IRELAND           100         N/A
1219  5            VANTAGE QUEST (MAURITIUS) LIMITED                         MAURITIUS         100         N/A
1220  5            VANTAGE STRIDE (MAURITIUS) LIMITED                        MAURITIUS         100         N/A
1221  6              WWD RUBY LIMITED                                        MAURITIUS         100         N/A
1222  4          KIRI (DELAWARE) L.L.C.                                      UNITED STATES     N/A         N/A
1223  4          SHIGA (DELAWARE) L.L.C.                                     UNITED STATES     N/A         N/A
1224  3        GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                        CAYMAN ISLANDS    100         N/A
1225  3        GOLDMAN SACHS (CHINA) L.L.C.                                  UNITED STATES     N/A         N/A
1226  3        GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION                  UNITED STATES     100         N/A
1227  4          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                UNITED STATES     N/A         N/A
1228  3        GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LP    UNITED STATES     N/A         N/A
1229  4          GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.          CANADA            100         N/A
1230  3        GOLDMAN SACHS ARGENTINA L.L.C.                                UNITED STATES     N/A         N/A
1231  3        GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                   BRAZIL            100         N/A
1232  3        GOLDMAN SACHS ASSET MANAGEMENT, L.P.                          UNITED STATES     N/A         N/A
1233  3        GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP        UNITED STATES     N/A         N/A
1234  4          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) CORPORATION       CANADA            100         N/A
1235  3        GOLDMAN SACHS GLOBAL SERVICES II LIMITED                      CAYMAN ISLANDS    100         N/A
1236  3        GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.            MEXICO            N/A         N/A
1237  4          GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE     MEXICO            100         N/A
                   CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO MULTIPLE, ENTIDAD
                   NO REGULADA
1238  4          GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                    MEXICO            100         100
1239  3        GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                    MAURITIUS         100         N/A
1240  3        GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                      UNITED STATES     N/A         N/A
1241  4          GOLDMAN SACHS (RUSSIA)                                      UNITED KINGDOM    99          N/A
                                                                             (OTHER)
1242  4          GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1243  5            CMC Markets PLC                                           UNITED KINGDOM    9           N/A
                                                                             (OTHER)
1244  6              CMC MARKETS UK HOLDINGS LIMITED                         UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1245  7                CLIENT2CLIENT.COM LIMITED                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1246  7                CMC Group Limited                                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1247  7                CMC MARKETS UK PLC                                    UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1248  8                  CMC Markets US LLC                                  UNITED STATES     N/A         N/A
1249  7                CMC Spreadbet Plc                                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1250  7                CMC Trustees Limited                                  UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1251  7                DEAL4FREE.COM LIMITED                                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1252  7                Information Internet Limited                          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1253  7                MARKETMAKER LIMITED                                   UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1254  6              CMC Markets (Finance) Limited                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1255  6              CMC Markets Overseas Holdings Limited                   UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1256  7                CMC Markets Asia Limited                              HONG KONG         100         N/A
1257  7                CMC Markets Canada Inc                                CANADA            100         N/A
1258  7                CMC Markets Development (pty) Limited                 SOUTH AFRICA      100         N/A
1259  7                CMC Markets Digital Options GmbH                      AUSTRIA           N/A         N/A
1260  7                CMC Markets Group Australia Pty Ltd.                  AUSTRALIA         100         N/A
1261  8                  CMC MARKETS ASIA PACIFIC PTY LIMITED                AUSTRALIA         100         N/A
1262  9                    CMC Markets Pty Ltd                               AUSTRALIA         100         N/A
1263  10                     CMC International Financial Consulting          CHINA, PEOPLES    N/A         N/A
                               (Beijing) Co., Ltd                            REPUBLIC OF
1264  8                  CMC Markets Stockbroking Limited                    AUSTRALIA         100         N/A
1265  9                    CMC Markets Stockbroking Limited Nominees (No.2   AUSTRALIA         100         N/A
                             Account) Pty Limited
1266  8                  CMC Markets Stockbroking Limited Nominees Pty       AUSTRALIA         100         N/A
                           Limited
1267  7                CMC Markets Japan KK                                  JAPAN             100         N/A
1268  7                CMC Markets NZ Limited                                NEW ZEALAND       100         N/A
                                                                             (OTHER)
1269  7                CMC Markets Singapore Pte. Ltd                        SINGAPORE         100         N/A
1270  7                CMC Markets South Africa (pty) Limited                SOUTH AFRICA      100         N/A
1271  7                REDMONITOR GMBH                                       AUSTRIA           N/A         N/A
1272  5            THE EUROPEAN POWER SOURCE COMPANY B.V.                    NETHERLANDS       100         N/A
1273  6              THE EUROPEAN POWER SOURCE COMPANY (U.K.) LIMITED        UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1274  5            TURQUOISE GLOBAL HOLDINGS LIMITED                         UNITED KINGDOM    14          N/A
                                                                             (OTHER)
1275  4          TEX FUNDING                                                 CAYMAN ISLANDS    100         N/A
1276  3        GOLDMAN SACHS IRELAND LLC                                     UNITED STATES     N/A         N/A
1277  4          GOLDMAN SACHS IRELAND GROUP LIMITED                         IRELAND           100         N/A
1278  5            GOLDMAN SACHS IRELAND HOLDINGS LIMITED                    IRELAND           100         N/A

1279  6             GOLDMAN SACHS BANK (EUROPE) PLC                      522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
1280  3       GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                 525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1281  4         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS EURO FUND, A     525910 - Open-End    Dublin                  IRELAND
                  SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI MANAGER FUNDS   Investment Funds
1282  4           SCIOS INVESTMENT TRUST (IRELAND)                       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1283  3       GOLDMAN SACHS PARIS INC. ET CIE                            522110 - Commercial  Paris                   FRANCE
                                                                         Banking                                      (OTHER)
1284  3       GOLDMAN SACHS SAUDI ARABIA                                 525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
1285  3       GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                 522110 - Commercial  Sao Paulo               BRAZIL
                                                                         Banking
1286  4         GARDA FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS      525910 - Open-End    Osasco                  BRAZIL
                  NAO-PADRONIZADOS MULTICARTEIRA                         Investment Funds
1287  4         GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS E VALORES   523120 - Securities  Sao Paulo               BRAZIL
                  MOBILIARIOS S/A                                        Brokerage
1288  3       GS (ASIA) L.P.                                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1289  4         GOLDMAN SACHS (JAPAN) LTD.                               551112 - Offices of  Tortola                 UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1290  5           GOLDMAN SACHS JAPAN CO., LTD.                          523110 - Investment  Tokyo                   JAPAN
                                                                         Banking and
                                                                         Securities Dealing
1291  6             GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO YEN 525910 - Open-End    George Town             CAYMAN
                      FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)       Investment Funds                             ISLANDS
1292  5           GOLDMAN SACHS JAPAN HOLDINGS, LTD.                     541990 - All Other   Tokyo                   JAPAN
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
1293  5           MLT INVESTMENTS LTD.                                   551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1294  6             ELEVATECH LIMITED                                    525990 - Other       Hong Kong               HONG KONG
                                                                         Financial Vehicles
1295  6             GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED            525990 - Other       Tortola                 BRITISH
                                                                         Financial Vehicles                           VIRGIN
                                                                                                                      ISLANDS
1296  6             GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1297  7               AGALIA CAPITAL LTD.                                525990 - Other       Tortola                 BRITISH
                                                                         Financial Vehicles                           VIRGIN
                                                                                                                      ISLANDS
1298  3       GS ASIAN VENTURE (DELAWARE) L.L.C.                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1299  3       GS FINANCIAL SERVICES L.P. (DEL)                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1300  4         BEST II INVESTMENTS (DELAWARE) L.L.C.                    551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1301  5           TRIUMPH III INVESTMENTS (IRELAND) LIMITED              525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1302  5           TRIUMPH INVESTMENTS (IRELAND) LIMITED                  525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1303  4         BEST INVESTMENTS (DELAWARE) L.L.C.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1304  4         CAPITAL INVESTMENTS (U.S.) III, L.L.C.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1305  4         GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS  551112 - Offices of  NEW YORK      NY        Delaware
                  LLC                                                    Other Holding
                                                                         Companies
1306  5           GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)         551112 - Offices of  NEW YORK      NY        Delaware
                    HOLDINGS LP                                          Other Holding
                                                                         Companies
1307  4         GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS  551112 - Offices of  NEW YORK      NY        Delaware
                  LP                                                     Other Holding
                                                                         Companies
1308  4         GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED                525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1309  5           GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1310  4         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS LLC   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1311  5           GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1312  4         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP   551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1313  4         GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1314  4         GS ASIAN VENTURE (DELAWARE) L.L.C.                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1315  4         GS CAPITAL FUNDING, INC.                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1316  4         GS DIVERSIFIED FINANCE V, LLC                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1317  4         GS GLOBAL FUNDING II, CO.                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1318  4         GS LONGPORT INVESTMENT CORPORATION                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1319  4         GS Wind Power I, LLC                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1320  4         GSFS (CAYMAN) 2002 A LIMITED                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1321  4         JLQ LLC                                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1322  5           GK CRYSTAL INVESTMENT                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1323  5           JUPITER INVESTMENT CO., LTD.                           525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
1324  6             GK BLUE SQUARE                                       525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1325  6             NVCC CHINESE NEW STARS I PARTNERSHIP                 525990 - Other       Yokohama                JAPAN
                                                                         Financial Vehicles
1326  4         JTGLQ COMPANY                                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1327  5           GS STRATEGIC INVESTMENTS JAPAN LLC                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1328  4         LANDPRO INVESTMENTS (DELAWARE) L.L.C.                    551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1329  5           BAEKDU INVESTMENTS LIMITED                             551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1330  4         LANSDALE INVESTMENTS LIMITED                             523110 - Investment  George Town             CAYMAN
                                                                         Banking and                                  ISLANDS
                                                                         Securities Dealing
1331  4         MHLQ, S. DE R.L. DE C.V.                                 525990 - Other       Guadalajara             MEXICO
                                                                         Financial Vehicles
1332  4         MLQ2 (DELAWARE) LLC                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1333  5           JLQ2 GK                                                551112 - Offices of  Minato-ku               JAPAN
                                                                         Other Holding
                                                                         Companies
1334  6             GK IZUMO CAPITAL                                     525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1335  6             GK JUPITER INVESTMENT II                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1336  6             GK MIBU CAPITAL                                      525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1337  6             GK MISHIMA CAPITAL                                   525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1338  6             GK OUKA                                              525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1339  6             GK SHIROKAWA                                         525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1340  6             GK TERAMACHI CAPITAL                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1341  6             GK YUSHIMA CAPITAL                                   551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1342  6             GS RENEWABLE HOLDINGS GK                             525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
1343  6             SH KASUMICHO PROPERTIES                              525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1344  6             SH OUKA HOLDINGS                                     525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1345  7               GK OUKA                                            525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1346  4         NAEBA (DELAWARE) L.L.C.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1347  4         NJLQ (IRELAND) LIMITED                                   525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1348  4         RESTAMOVE IRELAND LIMITED                                523110 - Investment  Dublin                  IRELAND
                                                                         Banking and
                                                                         Securities Dealing
1349  4         SENNA INVESTMENTS (IRELAND) LIMITED                      525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1350  4         SHIZUOKA (DELAWARE) L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1351  4         SINGEL COOL ONE B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1352  5           ARCHON GROUP (FRANCE)                                  525990 - Other       Paris                   FRANCE
                                                                         Financial Vehicles                           (OTHER)
1353  6             Archon Group Gestion                                 525990 - Other       Paris                   FRANCE
                                                                         Financial Vehicles                           (OTHER)
1354  4         SINGEL COOL TWO B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1355  5           ARCHON GROUP (FRANCE)                                  525990 - Other       Paris                   FRANCE
                                                                         Financial Vehicles                           (OTHER)
1356  4         STRATEGIC INVESTMENT JV LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1357  3       GS INDIA HOLDINGS L.P.                                     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1358  4         GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                    551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1359  5           GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE LIMITED  523110 - Investment  Mumbai                  INDIA
                                                                         Banking and                                  (OTHER)
                                                                         Securities Dealing
1360  5           GOLDMAN SACHS SERVICES PRIVATE LIMITED                 541990 - All Other   Bangalore               INDIA
                                                                         Professional,                                (OTHER)
                                                                         Scientific, and
                                                                         Technical Services
1361  6             BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE LIMITED   523920 - Portfolio   Mumbai                  INDIA
                                                                         Management                                   (OTHER)
1362  6             BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED            523991 - Trust,      Mumbai                  INDIA
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
1363  6             GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE        523991 - Trust,      Mumbai                  INDIA
                      LIMITED                                            Fiduciary, and                               (OTHER)
                                                                         Custody Activities
1364  6             Goldman Sachs (India) Finance Private Limited        522294 - Secondary   Mumbai                  INDIA
                                                                         Market Financing                             (OTHER)
1365  5           Goldman Sachs (India) Finance Private Limited          522294 - Secondary   Mumbai                  INDIA
                                                                         Market Financing                             (OTHER)
1366  4         GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED          523110 - Investment  Ebene                   MAURITIUS
                                                                         Banking and
                                                                         Securities Dealing
1367  5           GOLDMAN SACHS (MAURITIUS) L.L.C.                       551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1368  6             GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE        523110 - Investment  Mumbai                  INDIA
                      LIMITED                                            Banking and                                  (OTHER)
                                                                         Securities Dealing
1369  6             GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED     523110 - Investment  Mumbai                  INDIA
                                                                         Banking and                                  (OTHER)
                                                                         Securities Dealing
1370  6             GOLDMAN SACHS SERVICES PRIVATE LIMITED               541990 - All Other   Bangalore               INDIA
                                                                         Professional,                                (OTHER)
                                                                         Scientific, and
                                                                         Technical Services
1371  4         VANTAGE GROUND (MAURITIUS) LIMITED                       551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1372  3       GSEM (DEL) HOLDINGS, L.P.                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1373  4         CER HOLDINGS LP                                          551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1374  4         GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO CAYMAN LTD.     551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1375  5           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING 525910 - Open-End    George Town             CAYMAN
                    FUND, L.P.                                           Investment Funds                             ISLANDS
1376  6             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND   525910 - Open-End    George Town             CAYMAN
                       HOLDINGS OFFSHORE, L.P.                           Investment Funds                             ISLANDS
1377  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                        HOLDINGS (DEL.) I, LLC                           Investment Funds
1378  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                        HOLDINGS (DEL.) II, LLC                          Investment Funds
1379  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                        HOLDINGS (DEL.) III, LLC                         Investment Funds
1380  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                         HOLDINGS (DEL.) IV, LLC                         Investment Funds
1381  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    Wilmington    DE        Delaware
                         HOLDINGS (DEL.) V, LLC                          Investment Funds
1382  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 525910 - Open-End    New York      NY        Delaware
                         HOLDINGS (DEL.) VI, LLC                         Investment Funds
1383  7               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND 551112 - Offices of  NEW YORK      NY        Delaware
                         HOLDINGS (DEL.) VII, LLC                        Other Holding
                                                                         Companies
1384  6             GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1385  7               GOLDMAN SACHS GSIP FUND (IRELAND)                  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1386  8                 GOLDMAN SACHS GSIP MASTER COMPANY (IRELAND)      525910 - Open-End    Dublin                  IRELAND
                          LIMITED                                        Investment Funds
1387  7               GOLDMAN SACHS INVESTMENT PARTNERS HOLDINGS (LUX)   525910 - Open-End    Luxembourg              LUXEMBOURG
                        OFFSHORE S.A.R.L                                 Investment Funds
1388  7               GS INVESTMENT PARTNERS (MAURITIUS) I LIMITED       525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
1389  8                 GS INVESTMENT PARTNERS (MAURITIUS) II LIMITED    525910 - Open-End    Ebene                   MAURITIUS
                                                                         Investment Funds
1390  8                 GS INVESTMENT PARTNERS (MAURITIUS) V LIMITED     525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1391  8                 Goldman Sachs TDN Investors Offshore, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1392  9                   GS INVESTMENT PARTNERS (MAURITIUS) IV LIMITED  525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
1393  4         GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1394  5           GOLDMAN SACHS SAUDI ARABIA                             525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
1395  4         GOLDMAN SACHS SAUDI ARABIA                               525990 - Other       Riyadh                  SAUDI ARABIA
                                                                         Financial Vehicles
1396  4         GS INVESTMENTS (CAYMAN) LTD.                             523999 -             George Town             CAYMAN
                                                                         Miscellaneous                                ISLANDS
                                                                         Financial Investment
                                                                         Activities
1397  5           SOURCE HOLDINGS LIMITED                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1398  6             Source Investment Management Limited                 523920 - Portfolio   Dublin                  IRELAND
                                                                         Management
1399  6             Source UK Services Limited                           522294 - Secondary   London                  UNITED
                                                                         Market Financing                             KINGDOM
                                                                                                                      (OTHER)
1400  4         GSEM BERMUDA HOLDINGS, L.P.                              551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
1401  5           GS EQUITY MARKETS, L.P.                                525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
1402  5           GSEM (DEL) LLC                                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1403  6             GS EQUITY MARKETS, L.P.                              525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
1404  3       GSEM BERMUDA HOLDINGS, L.P.                                551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
1405  3       GSPS (DEL) L.P.                                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1406  4         GSPS BERMUDA CORPORATION LIMITED                         525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles

1279  6              GOLDMAN SACHS BANK (EUROPE) PLC                         IRELAND           100         N/A
1280  3        GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                    IRELAND           100         N/A
1281  4          GOLDMAN SACHS STRATEGIC EUROPE PARTNERS EURO FUND, A        IRELAND           N/A         N/A     The direct holder
                   SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI MANAGER FUNDS                                            has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1282  4          SCIOS INVESTMENT TRUST (IRELAND)                            IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1283  3        GOLDMAN SACHS PARIS INC. ET CIE                               FRANCE (OTHER)    N/A         N/A
1284  3        GOLDMAN SACHS SAUDI ARABIA                                    SAUDI ARABIA      100         N/A
1285  3        GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                    BRAZIL            100         N/A
1286  4          GARDA FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS         BRAZIL            100         N/A
                   NAO-PADRONIZADOS MULTICARTEIRA
1287  4          GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS E VALORES      BRAZIL            100         N/A
                   MOBILIARIOS S/A
1288  3        GS (ASIA) L.P.                                                UNITED STATES     N/A         N/A
1289  4          GOLDMAN SACHS (JAPAN) LTD.                                  BRITISH VIRGIN    100         N/A
                                                                             ISLANDS
1290  5            GOLDMAN SACHS JAPAN CO., LTD.                             JAPAN             100         N/A
1291  6              GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO YEN    CAYMAN ISLANDS    100         N/A
                       FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)
1292  5            GOLDMAN SACHS JAPAN HOLDINGS, LTD.                        JAPAN             100         N/A
1293  5            MLT INVESTMENTS LTD.                                      MAURITIUS         100         N/A
1294  6              ELEVATECH LIMITED                                       HONG KONG         100         N/A
1295  6              GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED               BRITISH VIRGIN    100         N/A
                                                                             ISLANDS
1296  6              GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.       UNITED STATES     N/A         N/A
1297  7                AGALIA CAPITAL LTD.                                   BRITISH VIRGIN    75          N/A
                                                                             ISLANDS
1298  3        GS ASIAN VENTURE (DELAWARE) L.L.C.                            UNITED STATES     N/A         N/A
1299  3        GS FINANCIAL SERVICES L.P. (DEL)                              UNITED STATES     N/A         N/A
1300  4          BEST II INVESTMENTS (DELAWARE) L.L.C.                       UNITED STATES     N/A         N/A
1301  5            TRIUMPH III INVESTMENTS (IRELAND) LIMITED                 IRELAND           100         N/A
1302  5            TRIUMPH INVESTMENTS (IRELAND) LIMITED                     IRELAND           100         N/A
1303  4          BEST INVESTMENTS (DELAWARE) L.L.C.                          UNITED STATES     N/A         N/A
1304  4          CAPITAL INVESTMENTS (U.S.) III, L.L.C.                      UNITED STATES     N/A         N/A
1305  4          GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LLC UNITED STATES     N/A         N/A
1306  5            GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS   UNITED STATES     N/A         N/A
                     LP
1307  4          GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LP  UNITED STATES     N/A         N/A
1308  4          GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED                   UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1309  5            GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1310  4          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS LLC      UNITED STATES     N/A         N/A
1311  5            GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP    UNITED STATES     N/A         N/A
1312  4          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP      UNITED STATES     N/A         N/A
1313  4          GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.           UNITED STATES     N/A         N/A
1314  4          GS ASIAN VENTURE (DELAWARE) L.L.C.                          UNITED STATES     N/A         N/A
1315  4          GS CAPITAL FUNDING, INC.                                    UNITED STATES     100         N/A
1316  4          GS DIVERSIFIED FINANCE V, LLC                               UNITED STATES     N/A         N/A
1317  4          GS GLOBAL FUNDING II, CO.                                   UNITED STATES     100         N/A
1318  4          GS LONGPORT INVESTMENT CORPORATION                          UNITED STATES     100         N/A
1319  4          GS Wind Power I, LLC                                        UNITED STATES     N/A         N/A
1320  4          GSFS (CAYMAN) 2002 A LIMITED                                CAYMAN ISLANDS    100         N/A
1321  4          JLQ LLC                                                     CAYMAN ISLANDS    100         N/A
1322  5            GK CRYSTAL INVESTMENT                                     JAPAN             N/A         N/A
1323  5            JUPITER INVESTMENT CO., LTD.                              JAPAN             N/A         N/A
1324  6              GK BLUE SQUARE                                          JAPAN             N/A         N/A
1325  6              NVCC CHINESE NEW STARS I PARTNERSHIP                    JAPAN             N/A         N/A
1326  4          JTGLQ COMPANY                                               CAYMAN ISLANDS    100         N/A
1327  5            GS STRATEGIC INVESTMENTS JAPAN LLC                        UNITED STATES     N/A         N/A
1328  4          LANDPRO INVESTMENTS (DELAWARE) L.L.C.                       UNITED STATES     N/A         N/A
1329  5            BAEKDU INVESTMENTS LIMITED                                CAYMAN ISLANDS    100         N/A
1330  4          LANSDALE INVESTMENTS LIMITED                                CAYMAN ISLANDS    100         N/A
1331  4          MHLQ, S. DE R.L. DE C.V.                                    MEXICO            N/A         N/A
1332  4          MLQ2 (DELAWARE) LLC                                         UNITED STATES     N/A         N/A
1333  5            JLQ2 GK                                                   JAPAN             N/A         N/A
1334  6              GK IZUMO CAPITAL                                        JAPAN             N/A         N/A
1335  6              GK JUPITER INVESTMENT II                                JAPAN             N/A         N/A
1336  6              GK MIBU CAPITAL                                         JAPAN             N/A         N/A
1337  6              GK MISHIMA CAPITAL                                      JAPAN             N/A         N/A
1338  6              GK OUKA                                                 JAPAN             N/A         N/A
1339  6              GK SHIROKAWA                                            JAPAN             N/A         N/A
1340  6              GK TERAMACHI CAPITAL                                    JAPAN             N/A         N/A
1341  6              GK YUSHIMA CAPITAL                                      JAPAN             N/A         N/A
1342  6              GS RENEWABLE HOLDINGS GK                                JAPAN             N/A         N/A
1343  6              SH KASUMICHO PROPERTIES                                 JAPAN             N/A         N/A
1344  6              SH OUKA HOLDINGS                                        JAPAN             N/A         N/A
1345  7                GK OUKA                                               JAPAN             N/A         N/A
1346  4          NAEBA (DELAWARE) L.L.C.                                     UNITED STATES     N/A         N/A
1347  4          NJLQ (IRELAND) LIMITED                                      IRELAND           100         N/A
1348  4          RESTAMOVE IRELAND LIMITED                                   IRELAND           100         N/A
1349  4          SENNA INVESTMENTS (IRELAND) LIMITED                         IRELAND           100         N/A
1350  4          SHIZUOKA (DELAWARE) L.L.C.                                  UNITED STATES     N/A         N/A
1351  4          SINGEL COOL ONE B.V.                                        NETHERLANDS       100         N/A
1352  5            ARCHON GROUP (FRANCE)                                     FRANCE (OTHER)    100         N/A
1353  6              Archon Group Gestion                                    FRANCE (OTHER)    100         N/A
1354  4          SINGEL COOL TWO B.V.                                        NETHERLANDS       100         N/A
1355  5            ARCHON GROUP (FRANCE)                                     FRANCE (OTHER)    100         N/A
1356  4          STRATEGIC INVESTMENT JV LLC                                 UNITED STATES     N/A         N/A
1357  3        GS INDIA HOLDINGS L.P.                                        UNITED STATES     N/A         N/A
1358  4          GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                       MAURITIUS         100         N/A
1359  5            GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE LIMITED     INDIA (OTHER)     84          N/A
1360  5            GOLDMAN SACHS SERVICES PRIVATE LIMITED                    INDIA (OTHER)     100         99
1361  6              BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE LIMITED      INDIA (OTHER)     99          N/A
1362  6              BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED               INDIA (OTHER)     99          N/A
1363  6              GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED   INDIA (OTHER)     100         N/A
1364  6              Goldman Sachs (India) Finance Private Limited           INDIA (OTHER)     100         N/A
1365  5            Goldman Sachs (India) Finance Private Limited             INDIA (OTHER)     100         100
1366  4          GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED             MAURITIUS         100         N/A
1367  5            GOLDMAN SACHS (MAURITIUS) L.L.C.                          MAURITIUS         100         N/A
1368  6              GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE LIMITED   INDIA (OTHER)     84          N/A
1369  6              GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED        INDIA (OTHER)     100         N/A
1370  6              GOLDMAN SACHS SERVICES PRIVATE LIMITED                  INDIA (OTHER)     100         99
1371  4          VANTAGE GROUND (MAURITIUS) LIMITED                          MAURITIUS         100         N/A
1372  3        GSEM (DEL) HOLDINGS, L.P.                                     UNITED STATES     N/A         N/A
1373  4          CER HOLDINGS LP                                             CAYMAN ISLANDS    N/A         N/A
1374  4          GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO CAYMAN LTD.        CAYMAN ISLANDS    100         N/A
1375  5            GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING    CAYMAN ISLANDS    N/A         N/A
                     FUND, L.P.
1376  6              GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND      CAYMAN ISLANDS    N/A         N/A
                       HOLDINGS OFFSHORE, L.P.
1377  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) I, LLC
1378  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) II, LLC
1379  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) III, LLC
1380  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) IV, LLC
1381  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) V, LLC
1382  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) VI, LLC
1383  7                GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND    UNITED STATES     N/A         N/A
                         HOLDINGS (DEL.) VII, LLC
1384  6              GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.     CAYMAN ISLANDS    N/A         N/A
1385  7                GOLDMAN SACHS GSIP FUND (IRELAND)                     IRELAND           100         N/A
1386  8                  GOLDMAN SACHS GSIP MASTER COMPANY (IRELAND) LIMITED IRELAND           100         N/A
1387  7                GOLDMAN SACHS INVESTMENT PARTNERS HOLDINGS (LUX)      LUXEMBOURG        100         N/A
                         OFFSHORE S.A.R.L
1388  7                GS INVESTMENT PARTNERS (MAURITIUS) I LIMITED          MAURITIUS         100         N/A
1389  8                  GS INVESTMENT PARTNERS (MAURITIUS) II LIMITED       MAURITIUS         100         N/A
1390  8                  GS INVESTMENT PARTNERS (MAURITIUS) V LIMITED        MAURITIUS         100         N/A
1391  8                  Goldman Sachs TDN Investors Offshore, L.P.          CAYMAN ISLANDS    N/A         N/A
1392  9                    GS INVESTMENT PARTNERS (MAURITIUS) IV LIMITED     MAURITIUS         100         N/A
1393  4          GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED                  CAYMAN ISLANDS    100         N/A
1394  5            GOLDMAN SACHS SAUDI ARABIA                                SAUDI ARABIA      100         N/A
1395  4          GOLDMAN SACHS SAUDI ARABIA                                  SAUDI ARABIA      100         N/A
1396  4          GS INVESTMENTS (CAYMAN) LTD.                                CAYMAN ISLANDS    100         N/A
1397  5            SOURCE HOLDINGS LIMITED                                   CAYMAN ISLANDS    22          N/A
1398  6              Source Investment Management Limited                    IRELAND           N/A         N/A
1399  6              Source UK Services Limited                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1400  4          GSEM BERMUDA HOLDINGS, L.P.                                 BERMUDA           N/A         N/A
1401  5            GS EQUITY MARKETS, L.P.                                   BERMUDA           N/A         N/A
1402  5            GSEM (DEL) LLC                                            UNITED STATES     N/A         N/A
1403  6              GS EQUITY MARKETS, L.P.                                 BERMUDA           N/A         N/A
1404  3        GSEM BERMUDA HOLDINGS, L.P.                                   BERMUDA           N/A         N/A
1405  3        GSPS (DEL) L.P.                                               UNITED STATES     N/A         N/A
1406  4          GSPS BERMUDA CORPORATION LIMITED                            BERMUDA           100         N/A

1407  3       J. ARON (CHINA) HOLDINGS L.L.C.                            551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1408  4         J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED      523130 - Commodity   Shanghai                CHINA,
                                                                         Contracts Dealing                            PEOPLES
                                                                                                                      REPUBLIC OF
1409  3       LS UNIT TRUST 2009-I                                       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1410  3       MEP GS INVESTOR (GP) LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1411  4         MEP GS INVESTOR L.P.                                     525990 - Other       LONDON                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1412  5           MERCHANT EQUITY PARTNERS, L.P.                         525990 - Other       St. Peter               UNITED
                                                                         Financial Vehicles   Port                    KINGDOM
                                                                                                                      (OTHER)
1413  3       MLQ, L.L.C.                                                551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1414  4         CMLQ INVESTORS COMPANY                                   525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
1415  4         ELQ HOLDINGS (DEL) LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1416  4         MEP GS INVESTOR (CAYCO) LIMITED                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1417  5           MEP GS INVESTOR L.P.                                   525990 - Other       LONDON                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1418  4         MLQ INVESTORS, L.P.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1419  5           AR HOLDINGS (DELAWARE) L.L.C.                          551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
1420  6             AR HOLDINGS GK                                       551114 - Corporate,  Tokyo                   JAPAN
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1421  7               GK GOLDMAN SACHS SSG I                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1422  7               GK KAGURAZAKA HOLDINGS                             551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1423  8                 GK ARISUGAWA FINANCE                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1424  8                 GK SAKURAZAKA CAPITAL                            525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1425  7               GK NISHI-AZABU SHINYO HOSHOU                       525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1426  6             GK YAMAMOTO KAIUN HOLDINGS                           525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1427  7               YAMAMOTO KAIUN CO., LTD.                           525990 - Other       Kure-shi                JAPAN
                                                                         Financial Vehicles
1428  6             GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.          523910 -             Tokyo                   JAPAN
                                                                         Miscellaneous
                                                                         Intermediation
1429  5           DOTONBORI KAIHATSU CAYMAN CO., LTD.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1430  5           ENDEAVOR CAYMAN LTD.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1431  5           FOREST GREEN LTD.                                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1432  5           GK CRYSTAL INVESTMENT                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1433  5           GK KAGURAZAKA HOLDINGS                                 551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1434  5           GK YAMAMOTO KAIUN HOLDINGS                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1435  5           GOLDMAN SACHS REALTY JAPAN LTD.                        551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1436  6             BLUE DAISY CO., LTD.                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1437  6             DANDELION INVESTMENTS CO., LTD.                      525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1438  6             GAC PERSONAL CO., LTD.                               52399 - All Other    Tokyo                   JAPAN
                                                                         Financial Investment
                                                                         Activities
1439  6             GK ARISUGAWA FINANCE                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1440  6             GK CRYSTAL INVESTMENT                                525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1441  6             JUPITER INVESTMENT CO., LTD.                         525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
1442  6             REAL ESTATE CREATION FUND CO., LTD.                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1443  6             REC INVESTMENTS CO., LTD.                            525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1444  6             S.H. MINATO HOLDINGS                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1445  7               GREEN MOUNTAIN ONE CO., LTD                        525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1446  6             SH IZUMO HOLDINGS                                    551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1447  7               GK IZUMO CAPITAL                                   525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1448  6             SH MISHIMA HOLDINGS                                  551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1449  7               GK MISHIMA CAPITAL                                 525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1450  6             SH SHIROKAWA HOLDINGS                                551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1451  7               GK SHIROKAWA                                       525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1452  6             SH TERAMACHI HOLDINGS                                551112 - Offices of  Tokyo                   JAPAN
                                                                         Other Holding
                                                                         Companies
1453  7               GK TERAMACHI CAPITAL                               525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1454  6             SH WHITE FLOWER                                      525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1455  7               GK FRANGIPANI                                      525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1456  6             WHITE OCEAN CO., LTD.                                525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1457  5           GS GFKL INVESTOR LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1458  6             DOVULL SPV GMBH & CO. KG                             525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
1459  5           GS PIA HOLDINGS GK                                     525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1460  6             CRANE HOLDINGS LTD.                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1461  7               SG INVESTMENTS KK                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1462  6             GS RENEWABLE HOLDINGS GK                             525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
1463  6             GS TK HOLDINGS I GK                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1464  7               EACCESS LTD.                                       517110 -             Tokyo                   JAPAN
                                                                         Telecommunications
                                                                         carriers, WIRED
1465  6             GS TK HOLDINGS III GK                                525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1466  7               EACCESS LTD.                                       517110 -             Tokyo                   JAPAN
                                                                         Telecommunications
                                                                         carriers, WIRED
1467  6             GS TK HOLDINGS V GK                                  525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1468  7               EACCESS LTD.                                       517110 -             Tokyo                   JAPAN
                                                                         Telecommunications
                                                                         carriers, WIRED
1469  5           Impact Holding Cayman Co., Ltd.                        551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1470  5           K.K. MINATO SAIKEN KAISHU                              551114 - Corporate,  Tokyo                   JAPAN
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1471  5           KAIHIN CAYMAN CO., LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1472  5           KEISEN KAIHATSU CAYMAN CO., LTD.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1473  5           KINMIRAI CAYMAN CO., LTD                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1474  5           KUROBE CAYMAN CO., LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1475  5           LINDEN WOOD IIS LTD.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1476  6             CMA CO., LTD.                                        525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1477  5           LINDEN WOOD, LTD.                                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1478  5           LUIGI CAYMAN CO., LTD.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1479  5           MUSASHI CAYMAN CO., LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1480  5           PIA HOLDINGS CAYMAN                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1481  6             GS PIA HOLDINGS GK                                   525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1482  5           RUBY REALTY CAYMAN LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1483  5           SAYAMA CAYMAN CO., LTD.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1484  5           SHINING PARTNERS LTD.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1485  5           SHIOHAMA CAYMAN CO., LTD.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1486  5           SOLAR WIND II LTD.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1487  5           SOLAR WIND LTD.                                        525990 - Other       Tokyo                   CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1488  5           SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1489  6             ISEZAKI KAIHATSU CO., LTD.                           525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1490  6             SPORTS SHINKO FINANCE CO., LTD.                      522298 - All Other   Tokyo                   JAPAN
                                                                         Nondepository Credit
                                                                         Intermediation
1491  5           UNIVERSAL REALTY CO., LTD.                             525990 - Other       Tokyo                   JAPAN
                                                                         Financial Vehicles
1492  4         MTGLQ INVESTORS, L.P.                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1493  5           CMLQ INVESTORS COMPANY                                 525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
1494  5           DADELAND RETAIL LLC                                    551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1495  5           ELQ INVESTORS IV LTD                                   551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1496  6             CDV-2, LTD.                                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1497  7               QAF ASSETS s.r.o.                                  525990 - Other       Praha                   CZECH
                                                                         Financial Vehicles                           REPUBLIC
1498  5           ELQ INVESTORS, LTD                                     525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1499  6             CERBERUS BAVARIAN INVESTMENTS B.V.                   525990 - Other       Baarn                   NETHERLANDS
                                                                         Financial Vehicles
1500  6             GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD           523999 -             London                  UNITED
                                                                         Miscellaneous                                KINGDOM
                                                                         Financial Investment                         (OTHER)
                                                                         Activities
1501  6             GS EUROPEAN OPPORTUNITIES FUND B.V.                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1502  7               BLOSSOM HOLDING III BV                             525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1503  7               GS EUROPEAN STRATEGIC INVESTMENT GROUP (2009) LTD  525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1504  7               GS EUROPEAN STRATEGIC INVESTMENT GROUP B.V.        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1505  8                 STICHTING ADMINISTRATIEKANTOOR TREOFAN           551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
1506  7               MATTERHORN ACQUISITIONS LTD.                       525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1507  7               PMF-2, LTD                                         525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1508  7               YELLOW ACQUISITIONS LTD                            525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1509  6             GS EUROPEAN OPPORTUNITIES FUND II GP LTD             525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1510  7               GS EUROPEAN OPPORTUNITIES FUND II L.P.             525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1511  8                 GS EUROPEAN INVESTMENT GROUP II LTD              525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1512  8                 KRETA ACQUISITIONS LTD                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1513  9                   KRETA IMMOBILIEN GMBH                          525990 - Other       Hof                     GERMANY
                                                                         Financial Vehicles
1514  8                 KYPRIS ACQUISITIONS LTD                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1515  9                   KYPRIS IMMOBILIEN GMBH                         525990 - Other       Hof                     GERMANY
                                                                         Financial Vehicles
1516  8                 POSEIDON ACQUISITIONS LTD                        525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1517  9                   POSEIDON IMMOBILIEN GMBH                       525990 - Other       Hof                     GERMANY
                                                                         Financial Vehicles
1518  7               SANA ACQUISITIONS LTD                              525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1519  6             GS EUROPEAN OPPORTUNITIES FUND II L.P.               525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1520  6             GS UK FUNDING GPCO LIMITED                           551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1521  7               GS UK FUNDING LIMITED PARTNERSHIP                  551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1522  6             GS UK FUNDING LIMITED PARTNERSHIP                    551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1523  6             KILLINGHOLME POWER                                   525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1524  6             MB ACQUISITIONS B.V.                                 525990 - Other       Baarn                   NETHERLANDS
                                                                         Financial Vehicles
1525  7               MB CAPITAL GMBH                                    525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
1526  6             MONT BLANC ACQUISITIONS LTD                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1527  7               KILLINGHOLME POWER                                 525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1528  6             NEG (TPL) LIMITED                                    525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1529  6             PMF-1, LTD                                           525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1530  6             QMH LIMITED                                          525990 - Other       Essex                   UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1531  6             SCC SEQUOIA CREDIT CONSOLIDATION LIMITED             525990 - Other       Limassol                CYPRUS
                                                                         Financial Vehicles
1532  7               CROMAN INVESTMENTS LIMITED                         525990 - Other       Limassol                CYPRUS
                                                                         Financial Vehicles
1533  7               RINANI INVESTMENTS LIMITED                         525990 - Other       Limassol                CYPRUS
                                                                         Financial Vehicles
1534  7               SCC ASSETS MANAGEMENT                              525990 - Other       Moscow                  RUSSIA
                                                                         Financial Vehicles

1407  3        J. ARON (CHINA) HOLDINGS L.L.C.                               UNITED STATES     N/A         N/A
1408  4          J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED         CHINA, PEOPLES    100         N/A
                                                                             REPUBLIC OF
1409  3        LS UNIT TRUST 2009-I                                          IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1410  3        MEP GS INVESTOR (GP) LLC                                      UNITED STATES     N/A         N/A
1411  4          MEP GS INVESTOR L.P.                                        UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1412  5            MERCHANT EQUITY PARTNERS, L.P.                            GUERNSEY          N/A         N/A
1413  3        MLQ, L.L.C.                                                   UNITED STATES     N/A         N/A
1414  4          CMLQ INVESTORS COMPANY                                      CANADA            100         N/A
1415  4          ELQ HOLDINGS (DEL) LLC                                      UNITED STATES     N/A         N/A
1416  4          MEP GS INVESTOR (CAYCO) LIMITED                             CAYMAN ISLANDS    100         N/A
1417  5            MEP GS INVESTOR L.P.                                      UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1418  4          MLQ INVESTORS, L.P.                                         UNITED STATES     N/A         N/A
1419  5            AR HOLDINGS (DELAWARE) L.L.C.                             UNITED STATES     N/A         N/A
1420  6              AR HOLDINGS GK                                          JAPAN             N/A         N/A
1421  7                GK GOLDMAN SACHS SSG I                                JAPAN             N/A         N/A
1422  7                GK KAGURAZAKA HOLDINGS                                JAPAN             N/A         N/A
1423  8                  GK ARISUGAWA FINANCE                                JAPAN             N/A         N/A
1424  8                  GK SAKURAZAKA CAPITAL                               JAPAN             N/A         N/A
1425  7                GK NISHI-AZABU SHINYO HOSHOU                          JAPAN             N/A         N/A
1426  6              GK YAMAMOTO KAIUN HOLDINGS                              JAPAN             N/A         N/A
1427  7                YAMAMOTO KAIUN CO., LTD.                              JAPAN             100         N/A
1428  6              GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.             JAPAN             100         N/A
1429  5            DOTONBORI KAIHATSU CAYMAN CO., LTD.                       CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1430  5            ENDEAVOR CAYMAN LTD.                                      CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1431  5            FOREST GREEN LTD.                                         CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1432  5            GK CRYSTAL INVESTMENT                                     JAPAN             N/A         N/A
1433  5            GK KAGURAZAKA HOLDINGS                                    JAPAN             N/A         N/A
1434  5            GK YAMAMOTO KAIUN HOLDINGS                                JAPAN             N/A         N/A
1435  5            GOLDMAN SACHS REALTY JAPAN LTD.                           JAPAN             100         N/A
1436  6              BLUE DAISY CO., LTD.                                    JAPAN             100         N/A
1437  6              DANDELION INVESTMENTS CO., LTD.                         JAPAN             100         N/A
1438  6              GAC PERSONAL CO., LTD.                                  JAPAN             100         N/A
1439  6              GK ARISUGAWA FINANCE                                    JAPAN             N/A         N/A
1440  6              GK CRYSTAL INVESTMENT                                   JAPAN             N/A         N/A
1441  6              JUPITER INVESTMENT CO., LTD.                            JAPAN             N/A         N/A
1442  6              REAL ESTATE CREATION FUND CO., LTD.                     JAPAN             100         N/A
1443  6              REC INVESTMENTS CO., LTD.                               JAPAN             100         N/A
1444  6              S.H. MINATO HOLDINGS                                    JAPAN             N/A         N/A
1445  7                GREEN MOUNTAIN ONE CO., LTD                           JAPAN             100         N/A
1446  6              SH IZUMO HOLDINGS                                       JAPAN             N/A         N/A
1447  7                GK IZUMO CAPITAL                                      JAPAN             N/A         N/A
1448  6              SH MISHIMA HOLDINGS                                     JAPAN             N/A         N/A
1449  7                GK MISHIMA CAPITAL                                    JAPAN             N/A         N/A
1450  6              SH SHIROKAWA HOLDINGS                                   JAPAN             N/A         N/A
1451  7                GK SHIROKAWA                                          JAPAN             N/A         N/A
1452  6              SH TERAMACHI HOLDINGS                                   JAPAN             N/A         N/A
1453  7                GK TERAMACHI CAPITAL                                  JAPAN             N/A         N/A
1454  6              SH WHITE FLOWER                                         JAPAN             N/A         N/A
1455  7                GK FRANGIPANI                                         JAPAN             N/A         N/A
1456  6              WHITE OCEAN CO., LTD.                                   JAPAN             100         N/A
1457  5            GS GFKL INVESTOR LLC                                      UNITED STATES     N/A         N/A
1458  6              DOVULL SPV GMBH & CO. KG                                GERMANY           N/A         N/A
1459  5            GS PIA HOLDINGS GK                                        JAPAN             N/A         N/A
1460  6              CRANE HOLDINGS LTD.                                     JAPAN             100         N/A
1461  7                SG INVESTMENTS KK                                     JAPAN             61          N/A
1462  6              GS RENEWABLE HOLDINGS GK                                JAPAN             N/A         N/A
1463  6              GS TK HOLDINGS I GK                                     JAPAN             N/A         N/A
1464  7                EACCESS LTD.                                          JAPAN             30          N/A
1465  6              GS TK HOLDINGS III GK                                   JAPAN             N/A         N/A
1466  7                EACCESS LTD.                                          JAPAN             30          N/A
1467  6              GS TK HOLDINGS V GK                                     JAPAN             N/A         N/A
1468  7                EACCESS LTD.                                          JAPAN             30          N/A
1469  5            Impact Holding Cayman Co., Ltd.                           CAYMAN ISLANDS    100         N/A
1470  5            K.K. MINATO SAIKEN KAISHU                                 JAPAN             100         N/A
1471  5            KAIHIN CAYMAN CO., LTD.                                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1472  5            KEISEN KAIHATSU CAYMAN CO., LTD.                          CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1473  5            KINMIRAI CAYMAN CO., LTD                                  CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1474  5            KUROBE CAYMAN CO., LTD.                                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1475  5            LINDEN WOOD IIS LTD.                                      CAYMAN ISLANDS    100         N/A
1476  6              CMA CO., LTD.                                           JAPAN             100         N/A
1477  5            LINDEN WOOD, LTD.                                         CAYMAN ISLANDS    100         N/A
1478  5            LUIGI CAYMAN CO., LTD.                                    CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1479  5            MUSASHI CAYMAN CO., LTD.                                  CAYMAN ISLANDS    100         N/A
1480  5            PIA HOLDINGS CAYMAN                                       CAYMAN ISLANDS    100         N/A
1481  6              GS PIA HOLDINGS GK                                      JAPAN             N/A         N/A
1482  5            RUBY REALTY CAYMAN LTD.                                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1483  5            SAYAMA CAYMAN CO., LTD.                                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1484  5            SHINING PARTNERS LTD.                                     CAYMAN ISLANDS    100         N/A
1485  5            SHIOHAMA CAYMAN CO., LTD.                                 CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1486  5            SOLAR WIND II LTD.                                        CAYMAN ISLANDS    100         N/A
1487  5            SOLAR WIND LTD.                                           JAPAN             100         N/A
1488  5            SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY                CAYMAN ISLANDS    100         N/A
1489  6              ISEZAKI KAIHATSU CO., LTD.                              JAPAN             100         N/A
1490  6              SPORTS SHINKO FINANCE CO., LTD.                         JAPAN             100         N/A
1491  5            UNIVERSAL REALTY CO., LTD.                                JAPAN             100         N/A
1492  4          MTGLQ INVESTORS, L.P.                                       UNITED STATES     N/A         N/A
1493  5            CMLQ INVESTORS COMPANY                                    CANADA            100         N/A
1494  5            DADELAND RETAIL LLC                                       UNITED STATES     N/A         N/A
1495  5            ELQ INVESTORS IV LTD                                      UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1496  6              CDV-2, LTD.                                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1497  7                QAF ASSETS s.r.o.                                     CZECH REPUBLIC    N/A         N/A
1498  5            ELQ INVESTORS, LTD                                        UNITED KINGDOM    100         100
                                                                             (OTHER)
1499  6              CERBERUS BAVARIAN INVESTMENTS B.V.                      NETHERLANDS       50          N/A
1500  6              GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1501  6              GS EUROPEAN OPPORTUNITIES FUND B.V.                     NETHERLANDS       100         N/A
1502  7                BLOSSOM HOLDING III BV                                NETHERLANDS       100         N/A
1503  7                GS EUROPEAN STRATEGIC INVESTMENT GROUP (2009) LTD     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1504  7                GS EUROPEAN STRATEGIC INVESTMENT GROUP B.V.           NETHERLANDS       100         N/A
1505  8                  STICHTING ADMINISTRATIEKANTOOR TREOFAN              NETHERLANDS       N/A         N/A
1506  7                MATTERHORN ACQUISITIONS LTD.                          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1507  7                PMF-2, LTD                                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1508  7                YELLOW ACQUISITIONS LTD                               UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1509  6              GS EUROPEAN OPPORTUNITIES FUND II GP LTD                UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1510  7                GS EUROPEAN OPPORTUNITIES FUND II L.P.                UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1511  8                  GS EUROPEAN INVESTMENT GROUP II LTD                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1512  8                  KRETA ACQUISITIONS LTD                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1513  9                    KRETA IMMOBILIEN GMBH                             GERMANY           100         N/A
1514  8                  KYPRIS ACQUISITIONS LTD                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1515  9                    KYPRIS IMMOBILIEN GMBH                            GERMANY           100         N/A
1516  8                  POSEIDON ACQUISITIONS LTD                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1517  9                    POSEIDON IMMOBILIEN GMBH                          GERMANY           100         N/A
1518  7                SANA ACQUISITIONS LTD                                 UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1519  6              GS EUROPEAN OPPORTUNITIES FUND II L.P.                  UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1520  6              GS UK FUNDING GPCO LIMITED                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1521  7                GS UK FUNDING LIMITED PARTNERSHIP                     UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1522  6              GS UK FUNDING LIMITED PARTNERSHIP                       UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1523  6              KILLINGHOLME POWER                                      UNITED KINGDOM    99          100
                                                                             (OTHER)
1524  6              MB ACQUISITIONS B.V.                                    NETHERLANDS       100         N/A
1525  7                MB CAPITAL GMBH                                       GERMANY           N/A         N/A
1526  6              MONT BLANC ACQUISITIONS LTD                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1527  7                KILLINGHOLME POWER                                    UNITED KINGDOM    99          N/A
                                                                             (OTHER)
1528  6              NEG (TPL) LIMITED                                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1529  6              PMF-1, LTD                                              UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1530  6              QMH LIMITED                                             UNITED KINGDOM    90          N/A
                                                                             (OTHER)
1531  6              SCC SEQUOIA CREDIT CONSOLIDATION LIMITED                CYPRUS            45          N/A
1532  7                CROMAN INVESTMENTS LIMITED                            CYPRUS            100         N/A
1533  7                RINANI INVESTMENTS LIMITED                            CYPRUS            100         N/A
1534  7                SCC ASSETS MANAGEMENT                                 RUSSIA            100         N/A

1535  7               SEQUOIA CREDIT CONSOLIDATION                       525990 - Other       Moscow                  RUSSIA
                                                                         Financial Vehicles
1536  6             SOUTH WALES TPL INVESTMENTS LIMITED                  525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1537  6             STICHTING ADMINISTRATIEKANTOOR TREOFAN               551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
1538  6             WESTERN POWER INVESTMENTS LIMITED                    525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1539  6             YPSILON PORTFOLIO LTD                                525990 - Other       LONDON                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1540  7               YPSILON PORTFOLIO BETEILIGUNGS GMBH                525990 - Other       Hof                     GERMANY
                                                                         Financial Vehicles
1541  5           GS EUROPEAN OPPORTUNITIES FUND B.V.                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
1542  5           GS EUROPEAN OPPORTUNITIES FUND GP, LLC                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1543  5           GS GUERNSEY INVESTMENTS LIMITED                        525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
1544  5           GS MACRO INVESTMENTS LLC                               551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1545  6             GS MACRO INVESTMENTS IV, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1546  6             GS MACRO INVESTMENTS V, LLC                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1547  5           GSEMI HOLDINGS CORPORATION                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1548  6             GS Euro Investments                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1549  6             GS Euro Management                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1550  5           HILTON GLOBAL HOLDINGS LLC                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1551  5           LIQUIDITY ASSETS LIMITED                               525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1552  5           MLQ SGR HOLDCO III, L.L.C.                             551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1553  6             MLQ SGR HOLDCO II, L.L.C.                            551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1554  7               MLQ SGR HOLDCO I, L.L.C.                           551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1555  8                 MLQ SGR REO, L.L.C.                              531390 - Other       Irving        TX        Delaware
                                                                         activities related
                                                                         to real estate
1556  5           POWER RECEIVABLE FINANCE, LLC                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1557  5           PRESIDIO, LLC                                          525990 - Other       Woodbury      NY        Delaware
                                                                         Financial Vehicles
1558  5           SCLQ, S. DE R.L. DE C.V.                               525990 - Other       Guadalajara             MEXICO
                                                                         Financial Vehicles
1559  5           SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI S.P.A.  525990 - Other       London                  ITALY
                                                                         Financial Vehicles                           (OTHER)
1560  5           SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL    52399 - All Other    Milan                   ITALY
                                                                         Financial Investment                         (OTHER)
                                                                         Activities
1561  5           SPARTA INSURANCE HOLDINGS, INC.                        551112 - Offices of  Hartford      CT        Delaware
                                                                         Other Holding
                                                                         Companies
1562  6             SPARTA INSURANCE COMPANY                             524126 - Direct      Hartford      CT        Connecticut
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
1563  7               SPARTA AMERICAN INSURANCE COMPANY                  524126 - Direct      Hartford      CT        Connecticut
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
1564  7               SPARTA SPECIALTY INSURANCE COMPANY                 524126 - Direct      Hartford      CT        Connecticut
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
1565  5           SPECIAL SITUATIONS INVESTING GROUP II, LLC             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1566  6             CDMC HOLDING COMPANY GEN-PAR, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1567  7               CDMC, L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1568  8                 DEMAC FINANCIAL SERVICES, s.r.o.                 525990 - Other       Praha                   CZECH
                                                                         Financial Vehicles                           REPUBLIC
1569  6             CDMC, L.P.                                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1570  6             CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1571  7               CDV-1 HOLDING COMPANY, L.P.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1572  8                 CDV-1, LTD.                                      525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
1573  9                   CRE-1 a.s.                                     525990 - Other       Praha                   CZECH
                                                                         Financial Vehicles                           REPUBLIC
1574  6             CDV-1 HOLDING COMPANY, L.P.                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1575  6             DBGS FRANKLIN HOLDINGS LLC                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1576  7               DBGS FRANKLIN LLC                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1577  6             ERGS HI NASHVILLE, L.L.C.                            531390 - Other       Irving        TX        Delaware
                                                                         activities related
                                                                         to real estate
1578  6             ERGS I, L.L.C.                                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1579  6             ERGS II, L.L.C.                                      551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1580  7               ERGS II REO OWNER, L.L.C.                          531390 - Other       NEW YORK      NY        Delaware
                                                                         activities related
                                                                         to real estate
1581  7               ERGS REO OWNER, L.L.C.                             531390 - Other       NEW YORK      NY        Delaware
                                                                         activities related
                                                                         to real estate
1582  6             ERGS WI ORLANDO, L.L.C.                              531390 - Other       NEW YORK      NY        Delaware
                                                                         activities related
                                                                         to real estate
1583  6             ETI HOLDINGS LLC                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1584  6             GCN HOLDING LLC                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1585  6             MLQ HOLDCO, L.L.C.                                   551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
1586  7               MLQ BK REO, L.L.C.                                 531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
1587  6             MLQ-MLL, LLC                                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1588  6             MTGRP, L.L.C.                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1589  7               NZ PROPERTY FINANCE PARTNERS                       525990 - Other       Singapore               SINGAPORE
                                                                         Financial Vehicles
1590  6             NCS I LLC                                            525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1591  7               NCS Holding Company, Inc.                          525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1592  8                 ACFI Funding Corp.                               525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1593  8                 ACLC Funding Corp.                               525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1594  8                 Amresco Commercial Finance, LLC                  525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1595  8                 Amresco SBA Holdings, Inc.                       525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1596  9                   40 Maplecrest Road, LLC                        525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1597  9                   Independence Funding Holding Company, LLC      525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1598  8                 CLC Funding Corp.                                525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1599  8                 NCS Securities Holding Corp.                     525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1600  9                   ACFI Funding Corp.                             525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1601  9                   ACLC Funding Corp.                             525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1602  9                   Amresco SBA Holdings, Inc.                     525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1603  9                   CLC Funding Corp.                              525990 - Other       Dallas        TX        Delaware
                                                                         Financial Vehicles
1604  6             REMARK FUNDING CO., LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1605  6             REP PEB REALTY, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1606  6             SCGS, L.L.C.                                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1607  3       MLQ2 (DELAWARE) LLC                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1608  3       NATURAL RESOURCES INVESTMENTS S.L.                         551112 - Offices of  Madrid                  SPAIN
                                                                         Other Holding
                                                                         Companies
1609  3       NRI CAYMAN LTD.                                            551112 - Offices of  Grand Cayman
                                                                         Other Holding
                                                                         Companies
1610  3       PT GOLDMAN SACHS INDONESIA                                 551114 - Corporate,  Jakarta                 INDIA
                                                                         Subsidiary, and                              (OTHER)
                                                                         Regional Managing
                                                                         Offices
1611  3       ROTHESAY LIFE, L.L.C.                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1612  4         ROTHESAY LIFE (CAYMAN) LIMITED                           551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1613  5           Paternoster Limited                                    524113 - Direct Life London                  ISLE OF MAN
                                                                         Insurance Carriers
1614  6             Paternoster Financial Services Limited               524113 - Direct Life London                  UNITED
                                                                         Insurance Carriers                           KINGDOM
                                                                                                                      (OTHER)
1615  6             Paternoster Holdings Limited                         551112 - Offices of  London                  ISLE OF MAN
                                                                         Other Holding
                                                                         Companies
1616  7               Paternoster UK Limited                             524113 - Direct Life London                  UNITED
                                                                         Insurance Carriers                           KINGDOM
                                                                                                                      (OTHER)
1617  6             Paternoster Services Limited                         524113 - Direct Life London                  UNITED
                                                                         Insurance Carriers                           KINGDOM
                                                                                                                      (OTHER)
1618  5           ROTHESAY LIFE LIMITED                                  524210 - Insurance   London                  UNITED
                                                                         Agencies and                                 KINGDOM
                                                                         Brokerages                                   (OTHER)
1619  3       SPA UNIT TRUST 2009-I                                      525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1620  3       SPA UNIT TRUST 2009-II                                     525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1621  2     GOLDMAN SACHS GLOBAL SERVICES I LIMITED                      541990 - All Other   George Town             CAYMAN
                                                                         Professional,                                ISLANDS
                                                                         Scientific, and
                                                                         Technical Services
1622  2     GOLDMAN SACHS GROUP HOLDINGS (U.K.)                          551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
1623  2     GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.           551114 - Corporate,  Col Lomas de Chapultepe MEXICO
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1624  2     GOLDMAN SACHS HEADQUARTERS LLC                               531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
1625  2     GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                      523930 - Investment  New York      NY        Delaware
                                                                         Advice
1626  2     GOLDMAN SACHS HOLDINGS ANZ PTY LIMITED                       551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1627  3       GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD             551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1628  4         AXM Pty Ltd                                              551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1629  4         CATUMNAL NOMINEES PTY LTD                                523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1630  4         COLLINS STREET ENTERPRISES PTY LTD                       551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1631  5           GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD               551114 - Corporate,  Melbourne               AUSTRALIA
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1632  6             GOLDMAN SACHS AUSTRALIA (UK) LIMITED                 523930 - Investment  London                  UNITED
                                                                         Advice                                       KINGDOM
                                                                                                                      (OTHER)
1633  4         GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2              525910 - Open-End    Sydney                  AUSTRALIA
                                                                         Investment Funds
1634  4         GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 - ACCESS     525910 - Open-End    Sydney                  AUSTRALIA
                  FUND                                                   Investment Funds
1635  5           GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2            525910 - Open-End    Sydney                  AUSTRALIA
                                                                         Investment Funds
1636  4         GOLDMAN SACHS AUSTRALIA FINANCIAL SERVICES PTY LTD       525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1637  4         GOLDMAN SACHS AUSTRALIA HOLDINGS PTY LTD                 551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1638  5           GOLDMAN SACHS AUSTRALIA EQUITY PTY LTD                 551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1639  4         GOLDMAN SACHS AUSTRALIA INC.                             523120 - Securities  New York      NY        New York
                                                                         Brokerage
1640  4         GOLDMAN SACHS AUSTRALIA INTERNATIONAL PTY LTD            551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1641  5           GOLDMAN SACHS NEW ZEALAND HOLDINGS LIMITED             551112 - Offices of  Auckland                NEW ZEALAND
                                                                         Other Holding                                (OTHER)
                                                                         Companies
1642  6             GOLDMAN SACHS NEW ZEALAND MANAGEMENT LIMITED         551112 - Offices of  Auckland                NEW ZEALAND
                                                                         Other Holding                                (OTHER)
                                                                         Companies
1643  7               DEVELOPMENT SECURITIES LIMITED                     523110 - Investment  Auckland                NEW ZEALAND
                                                                         Banking and                                  (OTHER)
                                                                         Securities Dealing
1644  7               GOLDMAN SACHS NEW ZEALAND LIMITED                  523120 - Securities  Auckland                NEW ZEALAND
                                                                         Brokerage                                    (OTHER)
1645  8                 EQUITY NOMINEES LIMITED                          523991 - Trust,      Auckland                NEW ZEALAND
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
1646  7               GOLDMAN SACHS NEW ZEALAND MEZZANINE LIMITED        523920 - Portfolio   Auckland                NEW ZEALAND
                                                                         Management                                   (OTHER)
1647  8                 GOLDMAN SACHS COLLATERAL MEZZANINE (NZ) FUND 05  525990 - Other       Auckland                NEW ZEALAND
                                                                         Financial Vehicles                           (OTHER)
1648  7               GOLDMAN SACHS NEW ZEALAND PRIVATE EQUITY LIMITED   523920 - Portfolio   Auckland                NEW ZEALAND
                                                                         Management                                   (OTHER)
1649  8                 GOLDMAN SACHS NEW ZEALAND TRANS-TASMAN PRIVATE   525990 - Other       Auckland                NEW ZEALAND
                          EQUITY FUND 07 LIMITED                         Financial Vehicles                           (OTHER)
1650  8                 GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND   525990 - Other       Auckland                NEW ZEALAND
                          07 NEW ZEALAND EMPLOYEE TRUST                  Financial Vehicles                           (OTHER)
1651  7               GOLDMAN SACHS NEW ZEALAND SECURITIES LIMITED       523120 - Securities  Auckland                NEW ZEALAND
                                                                         Brokerage                                    (OTHER)
1652  7               PORTFOLIO CUSTODIAN LIMITED                        523991 - Trust,      Auckland                NEW ZEALAND
                                                                         Fiduciary, and                               (OTHER)
                                                                         Custody Activities
1653  5           Rothmill Investment Company Limited                    523999 -             George Town             CAYMAN
                                                                         Miscellaneous                                ISLANDS
                                                                         Financial Investment
                                                                         Activities
1654  4         GOLDMAN SACHS AUSTRALIA PIA (MANAGEMENT) PTY LTD         523920 - Portfolio   Melbourne               AUSTRALIA
                                                                         Management
1655  4         GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (CARRIED          523991 - Trust,      Melbourne               AUSTRALIA
                  INTEREST) PTY LTD                                      Fiduciary, and
                                                                         Custody Activities
1656  4         GOLDMAN SACHS AUSTRALIA PTY LTD                          523120 - Securities  Melbourne               AUSTRALIA
                                                                         Brokerage
1657  5           AMBYNE NOMINEES PTY LTD                                523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1658  5           Darling Nominees Pty Ltd                               523991 - Trust,      Sydney                  AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1659  5           FREMANTLE NOMINEES PTY LTD                             523991 - Trust,      Perth                   AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1660  5           GOLDMAN SACHS AUSTRALIA FUTURES PTY LTD                523210 - Securities  Melbourne               AUSTRALIA
                                                                         and Commodity
                                                                         Exchanges
1661  5           GOLDMAN SACHS AUSTRALIA NOMINEE HOLDINGS PTY LTD       523999 -             Melbourne               AUSTRALIA
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
1662  5           Harbour Nominees Pty Ltd                               523991 - Trust,      Sydney                  AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities

1535  7                SEQUOIA CREDIT CONSOLIDATION                          RUSSIA            100         N/A
1536  6              SOUTH WALES TPL INVESTMENTS LIMITED                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1537  6              STICHTING ADMINISTRATIEKANTOOR TREOFAN                  NETHERLANDS       N/A         N/A
1538  6              WESTERN POWER INVESTMENTS LIMITED                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1539  6              YPSILON PORTFOLIO LTD                                   UNITED KINGDOM    100         100
                                                                             (OTHER)
1540  7                YPSILON PORTFOLIO BETEILIGUNGS GMBH                   GERMANY           N/A         N/A
1541  5            GS EUROPEAN OPPORTUNITIES FUND B.V.                       NETHERLANDS       100         N/A
1542  5            GS EUROPEAN OPPORTUNITIES FUND GP, LLC                    UNITED STATES     N/A         N/A
1543  5            GS GUERNSEY INVESTMENTS LIMITED                           GUERNSEY          99          N/A
1544  5            GS MACRO INVESTMENTS LLC                                  UNITED STATES     N/A         N/A
1545  6              GS MACRO INVESTMENTS IV, LLC                            UNITED STATES     N/A         N/A
1546  6              GS MACRO INVESTMENTS V, LLC                             UNITED STATES     N/A         N/A
1547  5            GSEMI HOLDINGS CORPORATION                                UNITED STATES     100         N/A
1548  6              GS Euro Investments                                     CAYMAN ISLANDS    100         N/A
1549  6              GS Euro Management                                      CAYMAN ISLANDS    100         N/A
1550  5            HILTON GLOBAL HOLDINGS LLC                                UNITED STATES     26          N/A
1551  5            LIQUIDITY ASSETS LIMITED                                  UNITED STATES     100         N/A
1552  5            MLQ SGR HOLDCO III, L.L.C.                                UNITED STATES     N/A         N/A
1553  6              MLQ SGR HOLDCO II, L.L.C.                               UNITED STATES     N/A         N/A
1554  7                MLQ SGR HOLDCO I, L.L.C.                              UNITED STATES     N/A         N/A
1555  8                  MLQ SGR REO, L.L.C.                                 UNITED STATES     N/A         N/A
1556  5            POWER RECEIVABLE FINANCE, LLC                             UNITED STATES     N/A         N/A
1557  5            PRESIDIO, LLC                                             UNITED STATES     N/A         N/A
1558  5            SCLQ, S. DE R.L. DE C.V.                                  MEXICO            100         N/A
1559  5            SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI S.P.A.     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1560  5            SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL       ITALY (OTHER)     100         N/A
1561  5            SPARTA INSURANCE HOLDINGS, INC.                           UNITED STATES     25          N/A
1562  6              SPARTA INSURANCE COMPANY                                UNITED STATES     100         N/A
1563  7                SPARTA AMERICAN INSURANCE COMPANY                     UNITED STATES     100         N/A
1564  7                SPARTA SPECIALTY INSURANCE COMPANY                    UNITED STATES     100         N/A
1565  5            SPECIAL SITUATIONS INVESTING GROUP II, LLC                UNITED STATES     N/A         N/A
1566  6              CDMC HOLDING COMPANY GEN-PAR, L.L.C.                    UNITED STATES     N/A         N/A
1567  7                CDMC, L.P.                                            UNITED STATES     N/A         N/A
1568  8                  DEMAC FINANCIAL SERVICES, s.r.o.                    CZECH REPUBLIC    N/A         N/A
1569  6              CDMC, L.P.                                              UNITED STATES     N/A         N/A
1570  6              CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                   UNITED STATES     N/A         N/A
1571  7                CDV-1 HOLDING COMPANY, L.P.                           UNITED STATES     N/A         N/A
1572  8                  CDV-1, LTD.                                         UNITED KINGDOM    100         100
                                                                             (OTHER)
1573  9                    CRE-1 a.s.                                        CZECH REPUBLIC    100         N/A
1574  6              CDV-1 HOLDING COMPANY, L.P.                             UNITED STATES     N/A         N/A
1575  6              DBGS FRANKLIN HOLDINGS LLC                              UNITED STATES     N/A         N/A
1576  7                DBGS FRANKLIN LLC                                     UNITED STATES     N/A         N/A
1577  6              ERGS HI NASHVILLE, L.L.C.                               UNITED STATES     N/A         N/A
1578  6              ERGS I, L.L.C.                                          UNITED STATES     N/A         N/A
1579  6              ERGS II, L.L.C.                                         UNITED STATES     N/A         N/A
1580  7                ERGS II REO OWNER, L.L.C.                             UNITED STATES     N/A         N/A
1581  7                ERGS REO OWNER, L.L.C.                                UNITED STATES     N/A         N/A
1582  6              ERGS WI ORLANDO, L.L.C.                                 UNITED STATES     N/A         N/A
1583  6              ETI HOLDINGS LLC                                        UNITED STATES     N/A         N/A
1584  6              GCN HOLDING LLC                                         UNITED STATES     N/A         N/A
1585  6              MLQ HOLDCO, L.L.C.                                      UNITED STATES     N/A         N/A
1586  7                MLQ BK REO, L.L.C.                                    UNITED STATES     N/A         N/A
1587  6              MLQ-MLL, LLC                                            UNITED STATES     N/A         N/A
1588  6              MTGRP, L.L.C.                                           UNITED STATES     N/A         N/A
1589  7                NZ PROPERTY FINANCE PARTNERS                          SINGAPORE         N/A         N/A
1590  6              NCS I LLC                                               UNITED STATES     N/A         N/A
1591  7                NCS Holding Company, Inc.                             UNITED STATES     100         N/A
1592  8                  ACFI Funding Corp.                                  UNITED STATES     100         N/A
1593  8                  ACLC Funding Corp.                                  UNITED STATES     100         N/A
1594  8                  Amresco Commercial Finance, LLC                     UNITED STATES     N/A         N/A
1595  8                  Amresco SBA Holdings, Inc.                          UNITED STATES     100         N/A
1596  9                    40 Maplecrest Road, LLC                           UNITED STATES     N/A         N/A
1597  9                    Independence Funding Holding Company, LLC         UNITED STATES     N/A         N/A
1598  8                  CLC Funding Corp.                                   UNITED STATES     100         N/A
1599  8                  NCS Securities Holding Corp.                        UNITED STATES     100         N/A
1600  9                    ACFI Funding Corp.                                UNITED STATES     100         N/A
1601  9                    ACLC Funding Corp.                                UNITED STATES     100         N/A
1602  9                    Amresco SBA Holdings, Inc.                        UNITED STATES     100         N/A
1603  9                    CLC Funding Corp.                                 UNITED STATES     100         N/A
1604  6              REMARK FUNDING CO., LLC                                 UNITED STATES     N/A         N/A
1605  6              REP PEB REALTY, L.L.C.                                  UNITED STATES     N/A         N/A
1606  6              SCGS, L.L.C.                                            UNITED STATES     N/A         N/A
1607  3        MLQ2 (DELAWARE) LLC                                           UNITED STATES     N/A         N/A
1608  3        NATURAL RESOURCES INVESTMENTS S.L.                            SPAIN             100         N/A
1609  3        NRI CAYMAN LTD.                                               CAYMAN ISLANDS    99          N/A
1610  3        PT GOLDMAN SACHS INDONESIA                                    INDIA (OTHER)     100         N/A
1611  3        ROTHESAY LIFE, L.L.C.                                         UNITED STATES     100         N/A
1612  4          ROTHESAY LIFE (CAYMAN) LIMITED                              CAYMAN ISLANDS    100         N/A
1613  5            Paternoster Limited                                       UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1614  6              Paternoster Financial Services Limited                  UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1615  6              Paternoster Holdings Limited                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1616  7                Paternoster UK Limited                                UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1617  6              Paternoster Services Limited                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1618  5            ROTHESAY LIFE LIMITED                                     UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1619  3        SPA UNIT TRUST 2009-I                                         IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1620  3        SPA UNIT TRUST 2009-II                                        IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1621  2      GOLDMAN SACHS GLOBAL SERVICES I LIMITED                         CAYMAN ISLANDS    100         N/A
1622  2      GOLDMAN SACHS GROUP HOLDINGS (U.K.)                             UNITED KINGDOM    100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1623  2      GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.              MEXICO            N/A         N/A
1624  2      GOLDMAN SACHS HEADQUARTERS LLC                                  UNITED STATES     N/A         N/A
1625  2      GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                         UNITED STATES     N/A         N/A
1626  2      GOLDMAN SACHS HOLDINGS ANZ PTY LIMITED                          AUSTRALIA         100         N/A
1627  3        GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD                AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1628  4          AXM Pty Ltd                                                 AUSTRALIA         100         N/A
1629  4          CATUMNAL NOMINEES PTY LTD                                   AUSTRALIA         100         N/A
1630  4          COLLINS STREET ENTERPRISES PTY LTD                          AUSTRALIA         100         N/A
1631  5            GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD                  AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class B shares.
1632  6              GOLDMAN SACHS AUSTRALIA (UK) LIMITED                    UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1633  4          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2                 AUSTRALIA         67          N/A
1634  4          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 - ACCESS FUND   AUSTRALIA         3           N/A
1635  5            GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2               AUSTRALIA         67          N/A
1636  4          GOLDMAN SACHS AUSTRALIA FINANCIAL SERVICES PTY LTD          AUSTRALIA         100         N/A
1637  4          GOLDMAN SACHS AUSTRALIA HOLDINGS PTY LTD                    AUSTRALIA         100         N/A
1638  5            GOLDMAN SACHS AUSTRALIA EQUITY PTY LTD                    AUSTRALIA         100         N/A
1639  4          GOLDMAN SACHS AUSTRALIA INC.                                UNITED STATES     100         N/A
1640  4          GOLDMAN SACHS AUSTRALIA INTERNATIONAL PTY LTD               AUSTRALIA         100         N/A
1641  5            GOLDMAN SACHS NEW ZEALAND HOLDINGS LIMITED                NEW ZEALAND       100         N/A
                                                                             (OTHER)
1642  6              GOLDMAN SACHS NEW ZEALAND MANAGEMENT LIMITED            NEW ZEALAND       100         N/A     This holding
                                                                             (OTHER)                               represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
1643  7                DEVELOPMENT SECURITIES LIMITED                        NEW ZEALAND       100         N/A
                                                                             (OTHER)
1644  7                GOLDMAN SACHS NEW ZEALAND LIMITED                     NEW ZEALAND       100         N/A
                                                                             (OTHER)
1645  8                  EQUITY NOMINEES LIMITED                             NEW ZEALAND       100         N/A
                                                                             (OTHER)
1646  7                GOLDMAN SACHS NEW ZEALAND MEZZANINE LIMITED           NEW ZEALAND       100         N/A
                                                                             (OTHER)
1647  8                  GOLDMAN SACHS COLLATERAL MEZZANINE (NZ) FUND 05     NEW ZEALAND       N/A         N/A     The direct holder
                                                                             (OTHER)                               has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1648  7                GOLDMAN SACHS NEW ZEALAND PRIVATE EQUITY LIMITED      NEW ZEALAND       100         N/A
                                                                             (OTHER)
1649  8                  GOLDMAN SACHS NEW ZEALAND TRANS-TASMAN PRIVATE      NEW ZEALAND       100         N/A
                           EQUITY FUND 07 LIMITED                            (OTHER)
1650  8                  GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07   NEW ZEALAND       N/A         N/A     The direct holder
                           NEW ZEALAND EMPLOYEE TRUST                        (OTHER)                               is a Trustee.
1651  7                GOLDMAN SACHS NEW ZEALAND SECURITIES LIMITED          NEW ZEALAND       100         N/A
                                                                             (OTHER)
1652  7                PORTFOLIO CUSTODIAN LIMITED                           NEW ZEALAND       100         N/A
                                                                             (OTHER)
1653  5            Rothmill Investment Company Limited                       CAYMAN ISLANDS    100         N/A
1654  4          GOLDMAN SACHS AUSTRALIA PIA (MANAGEMENT) PTY LTD            AUSTRALIA         100         N/A
1655  4          GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (CARRIED INTEREST)   AUSTRALIA         100         N/A
                   PTY LTD
1656  4          GOLDMAN SACHS AUSTRALIA PTY LTD                             AUSTRALIA         100         N/A
1657  5            AMBYNE NOMINEES PTY LTD                                   AUSTRALIA         100         N/A
1658  5            Darling Nominees Pty Ltd                                  AUSTRALIA         100         N/A
1659  5            FREMANTLE NOMINEES PTY LTD                                AUSTRALIA         100         N/A
1660  5            GOLDMAN SACHS AUSTRALIA FUTURES PTY LTD                   AUSTRALIA         100         N/A
1661  5            GOLDMAN SACHS AUSTRALIA NOMINEE HOLDINGS PTY LTD          AUSTRALIA         100         N/A
1662  5            Harbour Nominees Pty Ltd                                  AUSTRALIA         100         N/A

1663  5           Hedonwick Nominees Pty Ltd                             523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1664  5           Medonola Nominees Pty Ltd                              523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1665  5           Melton Nominees Pty Ltd                                523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1666  5           Moreton Nominees Pty Ltd                               523991 - Trust,      Brisbane                AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1667  5           PERRODON NOMINEES PTY LTD                              523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1668  5           TORRENS NOMINEES PTY LTD                               523991 - Trust,      Adelaide                AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1669  5           WEREFUND PROPRIETARY LIMITED                           523991 - Trust,      Melbourne               AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1670  6             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             551114 - Corporate,  Melbourne               AUSTRALIA
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1671  5           WERESYD PTY LTD                                        523991 - Trust,      Sydney                  AUSTRALIA
                                                                         Fiduciary, and
                                                                         Custody Activities
1672  4         GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD                 551114 - Corporate,  Melbourne               AUSTRALIA
                                                                         Subsidiary, and
                                                                         Regional Managing
                                                                         Offices
1673  4         Grancill Pty Ltd                                         551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1674  4         IRREWARRA INVESTMENTS PTY LTD                            523110 - Investment  Melbourne               AUSTRALIA
                                                                         Banking and
                                                                         Securities Dealing
1675  4         TAROMO PTY LTD                                           551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1676  5           GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (A UNITS) PTY   523991 - Trust,      Melbourne               AUSTRALIA
                    LTD                                                  Fiduciary, and
                                                                         Custody Activities
1677  6             GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07    525990 - Other       Sydney                  AUSTRALIA
                      TRUST A                                            Financial Vehicles
1678  5           GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (B UNITS) PTY   523991 - Trust,      Melbourne               AUSTRALIA
                    LTD                                                  Fiduciary, and
                                                                         Custody Activities
1679  6             GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07    525990 - Other       Sydney                  AUSTRALIA
                      TRUST B                                            Financial Vehicles
1680  6             GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07    525990 - Other       Sydney                  AUSTRALIA
                      TRUST C                                            Financial Vehicles
1681  5           GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (GENERAL        523991 - Trust,      Melbourne               AUSTRALIA
                    PARTNER) PTY LTD                                     Fiduciary, and
                                                                         Custody Activities
1682  6             GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY MANAGEMENT 525990 - Other       Sydney                  AUSTRALIA
                      PARTNERSHIP, LP                                    Financial Vehicles
1683  7               GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07, 525990 - Other       Sydney                  AUSTRALIA
                        LP                                               Financial Vehicles
1684  4         WERENOM PROPRIETARY LIMITED                              551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1685  5           GOLDMAN SACHS AUSTRALIA CAPITAL MARKETS LIMITED        523110 - Investment  Melbourne               AUSTRALIA
                                                                         Banking and
                                                                         Securities Dealing
1686  6             COLLINS STREET FINANCIAL SERVICES PTY LTD            522190 - Other       Melbourne               AUSTRALIA
                                                                         Depository Credit
                                                                         Intermediation
1687  6             GOLDMAN SACHS ASSET MANAGEMENT AUSTRALIA PTY LTD     523920 - Portfolio   Melbourne               AUSTRALIA
                                                                         Management
1688  7               GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II    525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1689  6             GOLDMAN SACHS AUSTRALIA MANAGED FUNDS LIMITED        523920 - Portfolio   Melbourne               AUSTRALIA
                                                                         Management
1690  7               ASIAN EQUITIES KEYSTONE FUND                       525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1691  7               BRIC EQUITIES KEYSTONE FUND                        525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1692  7               BRIC II KEYSTONE FUND                              525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1693  7               COMMODITY HINDSIGHT KEYSTONE FUND                  525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1694  7               EUROPEAN EQUITIES KEYSTONE FUND                    525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1695  7               FOOD, FEED, FUEL II KEYSTONE FUND                  525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1696  7               FOOD, FEED, FUEL KEYSTONE FUND                     525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1697  7               GLOBAL ALPHA FUND                                  525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1698  7               GLOBAL ALPHA FUND IDPS                             525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1699  7               GLOBAL EQUITY HINDSIGHT KEYSTONE FUND              525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1700  7               GOLDMAN SACHS A$ CASH RESERVES FUND                525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1701  7               GOLDMAN SACHS AUSTRALIA QUANTITATIVE EQUITY FUND   525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1702  7               GOLDMAN SACHS AUSTRALIAN EQUITIES FUND             525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1703  7               GOLDMAN SACHS AUSTRALIAN EQUITIES POOLED FUND      525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1704  7               GOLDMAN SACHS AUSTRALIAN EQUITIES WHOLESALE FUND   525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1705  7               GOLDMAN SACHS AUSTRALIAN INFRASTRUCTURE WHOLESALE  525910 - Open-End    Melbourne               AUSTRALIA
                        FUND                                             Investment Funds
1706  7               GOLDMAN SACHS CASH TRUST                           525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1707  7               GOLDMAN SACHS COLLATERAL MEZZANINE FUND 05         525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1708  7               GOLDMAN SACHS CORE PLUS AUSTRALIAN FIXED INCOME    525910 - Open-End    Melbourne               AUSTRALIA
                        FUND                                             Investment Funds
1709  7               GOLDMAN SACHS DIVERSIFIED GROWTH FUND              525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1710  7               GOLDMAN SACHS DIVERSIFIED GROWTH POOLED FUND       525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1711  7               GOLDMAN SACHS DIVERSIFIED GROWTH WHOLESALE FUND    525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1712  7               GOLDMAN SACHS EMERGING LEADERS FUND                525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1713  7               GOLDMAN SACHS EMERGING LEADERS POOLED FUND         525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1714  7               GOLDMAN SACHS EMERGING LEADERS WHOLESALE FUND      525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1715  7               GOLDMAN SACHS ENHANCED INCOME FUND                 525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1716  7               GOLDMAN SACHS ENHANCED INCOME POOLED FUND          525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1717  7               GOLDMAN SACHS ENHANCED INCOME WHOLESALE FUND       525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1718  7               GOLDMAN SACHS GLOBAL FLEX FUND                     525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1719  7               GOLDMAN SACHS GLOBAL FLEX POOLED FUND              525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1720  7               GOLDMAN SACHS GLOBAL HIGH YIELD POOLED FUND        525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1721  7               GOLDMAN SACHS GLOBAL SMALL COMPANIES FUND          525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1722  7               GOLDMAN SACHS GLOBAL SMALL COMPANIES POOLED FUND   525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1723  7               GOLDMAN SACHS GLOBAL SMALL COMPANIES WHOLESALE     525910 - Open-End    Melbourne               AUSTRALIA
                        FUND                                             Investment Funds
1724  7               GOLDMAN SACHS HEDGED GLOBAL FLEX FUND              525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1725  7               GOLDMAN SACHS INCOME PLUS POOLED FUND              525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1726  7               GOLDMAN SACHS INCOME PLUS WHOLESALE FUND           525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1727  7               GOLDMAN SACHS INTERNATIONAL FUND                   525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1728  7               GOLDMAN SACHS INTERNATIONAL POOLED FUND            525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1729  7               GOLDMAN SACHS INTERNATIONAL WHOLESALE FUND         525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1730  7               GOLDMAN SACHS INVESTMENT FUND                      525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1731  7               GOLDMAN SACHS LEADERS FUND                         525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1732  7               GOLDMAN SACHS PREMIER AUSTRALIAN EQUITIES FUND     525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1733  7               GOLDMAN SACHS PREMIER AUSTRALIAN EQUITIES POOLED   525910 - Open-End    Melbourne               AUSTRALIA
                        FUND                                             Investment Funds
1734  7               GOLDMAN SACHS RESOURCES FUND                       525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1735  7               GOLDMAN SACHS RESOURCES POOLED FUND                525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1736  7               MULTI-STRATEGY FUND                                525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1737  7               PORTFOLIO ADVANTAGE                                525910 - Open-End    Melbourne               AUSTRALIA
                                                                         Investment Funds
1738  7               PRIVATE EQUITY FUND 2000                           525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1739  7               SUSTAINABILITY KEYSTONE FUND                       525990 - Other       Melbourne               AUSTRALIA
                                                                         Financial Vehicles
1740  3       GOLDMAN SACHS FINANCIAL MARKETS PTY LTD                    523130 - Commodity   Sydney                  AUSTRALIA
                                                                         Contracts Dealing
1741  3       GS HLDGS ANZ II PTY LTD                                    551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1742  4         GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD           551112 - Offices of  Melbourne               AUSTRALIA
                                                                         Other Holding
                                                                         Companies
1743  3       GS KILLINGHOLME CAYMAN INVESTMENTS II LTD                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1744  3       GS KILLINGHOLME CAYMAN INVESTMENTS III                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1745  2     GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL CORPORATION    551112 - Offices of  New York      NY        New York
                                                                         Other Holding
                                                                         Companies
1746  3       GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY      525990 - Other       Irving        TX        New York
                                                                         Financial Vehicles
1747  2     GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY        525990 - Other       Irving        TX        New York
                                                                         Financial Vehicles
1748  2     GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1749  2     GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES      525990 - Other       New York      NY        Delaware
              ADVISORS, L.L.C.                                           Financial Vehicles
1750  3       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other       New York      NY        Delaware
                FUND, L.P.                                               Financial Vehicles
1751  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  525910 - Open-End    George Town             CAYMAN
                  HOLDINGS, L.P.                                         Investment Funds                             ISLANDS
1752  5           PRIVATE OPPORTUNITIES (MAURITIUS) I LIMITED            551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1753  5           PRIVATE OPPORTUNITIES (MAURITIUS) II LIMITED           551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
1754  5           SANDS (CAYMAN) LTD.                                    551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1755  2     GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES      525990 - Other       George Town             CAYMAN
              HOLDINGS ADVISORS, INC.                                    Financial Vehicles                           ISLANDS
1756  3       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525910 - Open-End    George Town             CAYMAN
                HOLDINGS, L.P.                                           Investment Funds                             ISLANDS
1757  2     GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES      525990 - Other       George Town             CAYMAN
              OFFSHORE ADVISORS, INC.                                    Financial Vehicles                           ISLANDS
1758  3       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                FUND OFFSHORE HOLDINGS, L.P.                             Financial Vehicles                           ISLANDS
1759  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  525990 - Other       Wilmington    DE        Delaware
                  HOLDINGS I CORP.                                       Financial Vehicles
1760  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  551112 - Offices of  NEW YORK      NY        Delaware
                  HOLDINGS II CORP.                                      Other Holding
                                                                         Companies
1761  5           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              551112 - Offices of  NEW YORK      NY        Delaware
                    OPPORTUNITIES HOLDINGS (DEL.) II, LLC                Other Holding
                                                                         Companies
1762  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  525910 - Open-End    George Town             CAYMAN
                  HOLDINGS, L.P.                                         Investment Funds                             ISLANDS
1763  3       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                FUND OFFSHORE, L.P.                                      Financial Vehicles                           ISLANDS
1764  4         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES  525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE HOLDINGS, L.P.                           Financial Vehicles                           ISLANDS
1765  2     GOLDMAN SACHS INVESTMENTS LTD.                               525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
1766  2     GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                     551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1767  3       GOLDMAN SACHS IRELAND LLC                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1768  2     GOLDMAN SACHS ISRAEL LLC                                     523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
1769  2     GOLDMAN SACHS IUT MANAGEMENT LIMITED                         523920 - Portfolio   Dublin                  IRELAND
                                                                         Management
1770  3       LS UNIT TRUST 2009-I                                       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1771  3       SPA UNIT TRUST 2009-I                                      525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1772  3       SPA UNIT TRUST 2009-II                                     525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1773  2     GOLDMAN SACHS KMI INVESTORS, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1774  2     GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1      525910 - Open-End    Chong Ro-Gu             KOREA, SOUTH
                                                                         Investment Funds
1775  2     GOLDMAN SACHS LIBERTY HARBOR CAPITAL, LLC                    525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
1776  2     GOLDMAN SACHS LONDON PROPERTY LIMITED                        531120 - Lessors of  London                  UNITED
                                                                         nonresidential                               KINGDOM
                                                                         buildings (except                            (OTHER)
                                                                         mini warehouses)
1777  2     GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                   525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
1778  2     GOLDMAN SACHS MANAGEMENT, INC.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1779  3       COF SPV 11/11, LTD.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1780  3       COIF SPV 3/11, LTD.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1781  3       GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1782  4         GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1783  5           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1784  5           GSEP 2006 REALTY CORP.                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1785  3       GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1786  3       GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1787  3       GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1788  3       GOLDMAN SACHS BH FUND OFFSHORE, SPC                        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1789  3       GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1790  4         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       525910 - Open-End    George Town             CAYMAN
                  INSTITUTIONAL, LTD.                                    Investment Funds                             ISLANDS

1663  5            Hedonwick Nominees Pty Ltd                                AUSTRALIA         100         N/A
1664  5            Medonola Nominees Pty Ltd                                 AUSTRALIA         100         N/A
1665  5            Melton Nominees Pty Ltd                                   AUSTRALIA         100         N/A
1666  5            Moreton Nominees Pty Ltd                                  AUSTRALIA         100         N/A
1667  5            PERRODON NOMINEES PTY LTD                                 AUSTRALIA         100         N/A
1668  5            TORRENS NOMINEES PTY LTD                                  AUSTRALIA         100         N/A
1669  5            WEREFUND PROPRIETARY LIMITED                              AUSTRALIA         100         N/A
1670  6              GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD                AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
1671  5            WERESYD PTY LTD                                           AUSTRALIA         100         N/A
1672  4          GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD                    AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1673  4          Grancill Pty Ltd                                            AUSTRALIA         100         N/A
1674  4          IRREWARRA INVESTMENTS PTY LTD                               AUSTRALIA         50          N/A
1675  4          TAROMO PTY LTD                                              AUSTRALIA         100         N/A
1676  5            GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (A UNITS) PTY LTD  AUSTRALIA         100         N/A
1677  6              GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07 TRUST AUSTRALIA         N/A         N/A     The direct holder
                       A                                                                                           is a Trustee.
1678  5            GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (B UNITS) PTY LTD  AUSTRALIA         100         N/A
1679  6              GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07 TRUST AUSTRALIA         N/A         N/A     The direct holder
                       B                                                                                           is a Trustee.
1680  6              GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07 TRUST AUSTRALIA         N/A         N/A     The direct holder
                       C                                                                                           is a Trustee.
1681  5            GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (GENERAL PARTNER)  AUSTRALIA         100         N/A
                       PTY LTD
1682  6              GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY MANAGEMENT    AUSTRALIA         N/A         N/A
                       PARTNERSHIP, LP
1683  7                GOLDMAN SACHS TRANS-TASMAN PRIVATE EQUITY FUND 07, LP AUSTRALIA         N/A         N/A
1684  4          WERENOM PROPRIETARY LIMITED                                 AUSTRALIA         100         N/A
1685  5            GOLDMAN SACHS AUSTRALIA CAPITAL MARKETS LIMITED           AUSTRALIA         100         N/A
1686  6              COLLINS STREET FINANCIAL SERVICES PTY LTD               AUSTRALIA         100         N/A
1687  6              GOLDMAN SACHS ASSET MANAGEMENT AUSTRALIA PTY LTD        AUSTRALIA         100         N/A
1688  7                GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II       IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1689  6              GOLDMAN SACHS AUSTRALIA MANAGED FUNDS LIMITED           AUSTRALIA         100         N/A
1690  7                ASIAN EQUITIES KEYSTONE FUND                          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1691  7                BRIC EQUITIES KEYSTONE FUND                           AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1692  7                BRIC II KEYSTONE FUND                                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1693  7                COMMODITY HINDSIGHT KEYSTONE FUND                     AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1694  7                EUROPEAN EQUITIES KEYSTONE FUND                       AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1695  7                FOOD, FEED, FUEL II KEYSTONE FUND                     AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1696  7                FOOD, FEED, FUEL KEYSTONE FUND                        AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1697  7                GLOBAL ALPHA FUND                                     AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1698  7                GLOBAL ALPHA FUND IDPS                                AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1699  7                GLOBAL EQUITY HINDSIGHT KEYSTONE FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1700  7                GOLDMAN SACHS A$ CASH RESERVES FUND                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1701  7                GOLDMAN SACHS AUSTRALIA QUANTITATIVE EQUITY FUND      AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1702  7                GOLDMAN SACHS AUSTRALIAN EQUITIES FUND                AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1703  7                GOLDMAN SACHS AUSTRALIAN EQUITIES POOLED FUND         AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1704  7                GOLDMAN SACHS AUSTRALIAN EQUITIES WHOLESALE FUND      AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1705  7                GOLDMAN SACHS AUSTRALIAN INFRASTRUCTURE WHOLESALE     AUSTRALIA         N/A         N/A     The direct holder
                         FUND                                                                                      is a Trustee.
1706  7                GOLDMAN SACHS CASH TRUST                              AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1707  7                GOLDMAN SACHS COLLATERAL MEZZANINE FUND 05            AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1708  7                GOLDMAN SACHS CORE PLUS AUSTRALIAN FIXED INCOME FUND  AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1709  7                GOLDMAN SACHS DIVERSIFIED GROWTH FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1710  7                GOLDMAN SACHS DIVERSIFIED GROWTH POOLED FUND          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1711  7                GOLDMAN SACHS DIVERSIFIED GROWTH WHOLESALE FUND       AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1712  7                GOLDMAN SACHS EMERGING LEADERS FUND                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1713  7                GOLDMAN SACHS EMERGING LEADERS POOLED FUND            AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1714  7                GOLDMAN SACHS EMERGING LEADERS WHOLESALE FUND         AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1715  7                GOLDMAN SACHS ENHANCED INCOME FUND                    AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1716  7                GOLDMAN SACHS ENHANCED INCOME POOLED FUND             AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1717  7                GOLDMAN SACHS ENHANCED INCOME WHOLESALE FUND          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1718  7                GOLDMAN SACHS GLOBAL FLEX FUND                        AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1719  7                GOLDMAN SACHS GLOBAL FLEX POOLED FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1720  7                GOLDMAN SACHS GLOBAL HIGH YIELD POOLED FUND           AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1721  7                GOLDMAN SACHS GLOBAL SMALL COMPANIES FUND             AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1722  7                GOLDMAN SACHS GLOBAL SMALL COMPANIES POOLED FUND      AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1723  7                GOLDMAN SACHS GLOBAL SMALL COMPANIES WHOLESALE FUND   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1724  7                GOLDMAN SACHS HEDGED GLOBAL FLEX FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1725  7                GOLDMAN SACHS INCOME PLUS POOLED FUND                 AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1726  7                GOLDMAN SACHS INCOME PLUS WHOLESALE FUND              AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1727  7                GOLDMAN SACHS INTERNATIONAL FUND                      AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1728  7                GOLDMAN SACHS INTERNATIONAL POOLED FUND               AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1729  7                GOLDMAN SACHS INTERNATIONAL WHOLESALE FUND            AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1730  7                GOLDMAN SACHS INVESTMENT FUND                         AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1731  7                GOLDMAN SACHS LEADERS FUND                            AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1732  7                GOLDMAN SACHS PREMIER AUSTRALIAN EQUITIES FUND        AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1733  7                GOLDMAN SACHS PREMIER AUSTRALIAN EQUITIES POOLED FUND AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1734  7                GOLDMAN SACHS RESOURCES FUND                          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1735  7                GOLDMAN SACHS RESOURCES POOLED FUND                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1736  7                MULTI-STRATEGY FUND                                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1737  7                PORTFOLIO ADVANTAGE                                   AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1738  7                PRIVATE EQUITY FUND 2000                              AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1739  7                SUSTAINABILITY KEYSTONE FUND                          AUSTRALIA         N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
1740  3        GOLDMAN SACHS FINANCIAL MARKETS PTY LTD                       AUSTRALIA         100         N/A
1741  3        GS HLDGS ANZ II PTY LTD                                       AUSTRALIA         100         N/A
1742  4          GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD              AUSTRALIA         100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
1743  3        GS KILLINGHOLME CAYMAN INVESTMENTS II LTD                     CAYMAN ISLANDS    100         N/A
1744  3        GS KILLINGHOLME CAYMAN INVESTMENTS III                        CAYMAN ISLANDS    N/A         N/A
1745  2      GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL CORPORATION       UNITED STATES     100         N/A
1746  3        GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY         UNITED STATES     N/A         N/A
1747  2      GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY           UNITED STATES     N/A         N/A
1748  2      GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                       UNITED STATES     38          N/A
1749  2      GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES         UNITED STATES     N/A         N/A
               ADVISORS, L.L.C.
1750  3        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES FUND, UNITED STATES     N/A         N/A
                 L.P.
1751  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
1752  5            PRIVATE OPPORTUNITIES (MAURITIUS) I LIMITED               MAURITIUS         100         N/A
1753  5            PRIVATE OPPORTUNITIES (MAURITIUS) II LIMITED              MAURITIUS         100         N/A
1754  5            SANDS (CAYMAN) LTD.                                       CAYMAN ISLANDS    100         N/A
1755  2      GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES         CAYMAN ISLANDS    100         N/A
               HOLDINGS ADVISORS, INC.
1756  3        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES       CAYMAN ISLANDS    N/A         N/A
                 HOLDINGS, L.P.
1757  2      GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES         CAYMAN ISLANDS    100         N/A
               OFFSHORE ADVISORS, INC.
1758  3        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES FUND  CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1759  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     UNITED STATES     100         N/A
                   HOLDINGS I CORP.
1760  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     UNITED STATES     100         N/A
                   HOLDINGS II CORP.
1761  5            GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES   UNITED STATES     N/A         N/A
                     HOLDINGS (DEL.) II, LLC
1762  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
1763  3        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES FUND  CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE, L.P.
1764  4          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   FUND OFFSHORE HOLDINGS, L.P.
1765  2      GOLDMAN SACHS INVESTMENTS LTD.                                  BERMUDA           100         N/A
1766  2      GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                        UNITED STATES     N/A         N/A
1767  3        GOLDMAN SACHS IRELAND LLC                                     UNITED STATES     N/A         N/A
1768  2      GOLDMAN SACHS ISRAEL LLC                                        UNITED STATES     N/A         N/A
1769  2      GOLDMAN SACHS IUT MANAGEMENT LIMITED                            IRELAND           100         N/A
1770  3        LS UNIT TRUST 2009-I                                          IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1771  3        SPA UNIT TRUST 2009-I                                         IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1772  3        SPA UNIT TRUST 2009-II                                        IRELAND           N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
1773  2      GOLDMAN SACHS KMI INVESTORS, L.P.                               UNITED STATES     N/A         N/A
1774  2      GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1         KOREA, SOUTH      90          N/A
1775  2      GOLDMAN SACHS LIBERTY HARBOR CAPITAL, LLC                       UNITED STATES     N/A         N/A
1776  2      GOLDMAN SACHS LONDON PROPERTY LIMITED                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1777  2      GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                      IRELAND           100         N/A
1778  2      GOLDMAN SACHS MANAGEMENT, INC.                                  UNITED STATES     100         N/A
1779  3        COF SPV 11/11, LTD.                                           CAYMAN ISLANDS    100         100
1780  3        COIF SPV 3/11, LTD.                                           CAYMAN ISLANDS    100         N/A
1781  3        GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.             UNITED STATES     N/A         N/A
1782  4          GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1783  5            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.            UNITED STATES     N/A         N/A
1784  5            GSEP 2006 REALTY CORP.                                    UNITED STATES     100         N/A
1785  3        GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.             CAYMAN ISLANDS    100         N/A
1786  3        GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.         CAYMAN ISLANDS    100         N/A
1787  3        GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.             CAYMAN ISLANDS    100         N/A
1788  3        GOLDMAN SACHS BH FUND OFFSHORE, SPC                           CAYMAN ISLANDS    100         N/A
1789  3        GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.                 CAYMAN ISLANDS    100         N/A
1790  4          GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND          CAYMAN ISLANDS    99          N/A
                   INSTITUTIONAL, LTD.

1791  3       GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND OFFSHORE, LTD.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1792  3       GOLDMAN SACHS DIRECT STRATEGIES - QUANTITATIVE AND ACTIVE  525990 - Other       George Town             CAYMAN
                FUND OFFSHORE (L HOLDINGS), LTD.                         Financial Vehicles                           ISLANDS
1793  3       GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE (L      525990 - Other       George Town             CAYMAN
                HOLDINGS), LTD.                                          Financial Vehicles                           ISLANDS
1794  3       GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1795  3       GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE EMPLOYEE FUND,    525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1796  3       GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND OFFSHORE 525990 - Other       George Town             CAYMAN
               (L HOLDINGS), LTD.                                        Financial Vehicles                           ISLANDS
1797  3       GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND          525910 - Open-End    George Town             CAYMAN
                OFFSHORE, LTD.                                           Investment Funds                             ISLANDS
1798  3       GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1799  3       GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND OFFSHORE 525990 - Other       George Town             CAYMAN
                SPV, LTD.                                                Financial Vehicles                           ISLANDS
1800  3       GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND          525910 - Open-End    George Town             CAYMAN
                OFFSHORE, LTD.                                           Investment Funds                             ISLANDS
1801  3       GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND OFFSHORE, 525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1802  4         GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS   525910 - Open-End    George Town             CAYMAN
                  MASTER FUND, L.P.                                      Investment Funds                             ISLANDS
1803  3       GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE,     525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1804  4         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1805  3       GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL, LTD. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1806  3       GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES INSTITUTIONAL, 525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1807  3       GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1808  3       GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1809  3       GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL, LTD.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1810  3       GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1811  4         TE JENKINS INVESTORS, LTD.                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1812  3       GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1813  3       GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1814  3       GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL, LTD. 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1815  3       GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1816  3       GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1817  3       GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1818  4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1819  3       GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1820  3       GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, LTD.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1821  4         GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1822  5           GSIP ERISA FUND (IRELAND)                              525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1823  6             GSIP ERISA MASTER COMPANY (IRELAND) LIMITED          525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1824  3       GOLDMAN SACHS INVESTMENT PARTNERS JAPAN MANAGER OFFSHORE   525910 - Open-End    Camana Bay              CAYMAN
                EMPLOYEE FUND, LTD.                                      Investment Funds                             ISLANDS
1825  3       GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE EMPLOYEE FUND,  525910 - Open-End    Camana Bay              CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1826  4         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING   525910 - Open-End    George Town             CAYMAN
                  FUND, L.P.                                             Investment Funds                             ISLANDS
1827  3       GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1828  4         GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1829  4         GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1830  4         GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1831  5           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1832  4         GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1833  5           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1834  4         GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.           525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1835  4         GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1836  4         MANAGING DIRECTOR INVESTMENT FUND I, L.P.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1837  3       GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1838  3       GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1839  3       GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1840  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1841  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1842  4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS A,    525990 - Other       New York      NY        CAYMAN
                  LTD.                                                   Financial Vehicles                           ISLANDS
1843  5           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS,    525990 - Other       New York      NY        Delaware
                    LLC                                                  Financial Vehicles
1844  4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS B,    525990 - Other       New York      NY        CAYMAN
                  LTD.                                                   Financial Vehicles                           ISLANDS
1845  5           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS,    525990 - Other       New York      NY        Delaware
                    LLC                                                  Financial Vehicles
1846  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE),  525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1847  4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) 525910 - Open-End    George Town             CAYMAN
                  HOLDINGS A, LTD.                                       Investment Funds                             ISLANDS
1848  5           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End    New York      NY        Delaware
                    (BROADSCOPE) HOLDINGS, LLC                           Investment Funds
1849  4         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) 525910 - Open-End    George Town             CAYMAN
                  HOLDINGS B, LTD.                                       Investment Funds                             ISLANDS
1850  5           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End    New York      NY        Delaware
                    (BROADSCOPE) HOLDINGS, LLC                           Investment Funds
1851  4         MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) HOLDINGS SP,  525990 - Other       George Town             CAYMAN
                  LTD.                                                   Financial Vehicles                           ISLANDS
1852  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1853  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1854  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1855  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1856  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.           525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1857  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1858  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1859  3       GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1860  3       GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1861  3       GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND, LTD.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1862  3       GOLDMAN SACHS PRINCETON FUND, LTD.                         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1863  4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED  525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1864  3       GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND INSTITUTIONAL, 525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1865  3       GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND         525910 - Open-End    George Town             CAYMAN
                OFFSHORE, LTD.                                           Investment Funds                             ISLANDS
1866  3       GOLDMAN SACHS SELECT FUND II, LTD.                         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1867  3       GOLDMAN SACHS SELECT FUND, LTD.                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1868  3       GOLDMAN SACHS SHERWOOD FUND, LTD.                          525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1869  3       GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE, LTD.   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1870  3       GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LTD.  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1871  3       GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1872  3       GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.              525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1873  3       GOLDMAN SACHS TC FUND OFFSHORE, LTD.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1874  4         GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1875  3       GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND OFFSHORE,   525910 - Open-End    George Town             CAYMAN
                LTD.                                                     Investment Funds                             ISLANDS
1876  3       GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1877  4         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1878  3       GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006,  525910 - Open-End    George Town             CAYMAN
                LTD                                                      Investment Funds                             ISLANDS
1879  3       GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1880  3       GOLDMAN SACHS WEST STREET PARTNERS, LTD.                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1881  4         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1882  3       GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LTD.   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1883  3       GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2007 SEGREGATED  525910 - Open-End    George Town             CAYMAN
                PORTFOLIO                                                Investment Funds                             ISLANDS
1884  3       GREEN CYPRESS FUND, LTD.                                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1885  4         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1886  3       GS DEWORDE PORTFOLIO SPC LLC                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1887  3       GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1888  3       LIBERTY HARBOR CONVEX STRATEGIES, LTD.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1889  3       LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1890  4         LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1891  3       LIBERTY HARBOR OFFSHORE I, LTD.                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1892  4         LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1893  3       MARKET INDEPENDENT FUND (2007) SPV, LTD.                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1894  3       MULTI-STRATEGY PORTFOLIO GD PENSION FUND, LTD.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1895  3       MULTI-STRATEGY PORTFOLIO ROCKTENN, LTD.                    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1896  3       MULTI-STRATEGY PORTFOLIO THE DUFFIELD FAMILY FOUNDATION    525910 - Open-End    George Town             CAYMAN
                DBA MADDIES FUND, LTD.                                   Investment Funds                             ISLANDS
1897  3       SELECT COMMODITIES STRATEGIES, LTD.                        525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1898  4         TE JENKINS INVESTORS, LTD.                               525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1899  3       U.S. HOUSING RECOVERY FUND OFFSHORE, LTD.                  525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1900  2     GOLDMAN SACHS MEXICO HOLDINGS LLC                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1901  2     GOLDMAN SACHS NEW JERSEY L.L.C.                              541990 - All Other   Jersey City   NJ        Delaware
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
1902  2     GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1903  3       GOLDMAN SACHS PEG COMBO KE FUND, L.P.                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1904  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND,   525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
1905  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1906  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1907  4         GOLDMAN SACHS VINTAGE FUND V, L.P.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1908  5           GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1909  5           VINTAGE FUND V FOREIGN INCOME BLOCKER, L.L.C.          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1910  5           VINTAGE V ONSHORE CONSTABLE HOLDINGS, INC.             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
1911  2     GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND GP,  525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1912  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND    525990 - Other       George Town             CAYMAN
                OFFSHORE, L.P.                                           Financial Vehicles                           ISLANDS
1913  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND,   525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1914  2     GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1915  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1916  3       GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1917  3       GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1918  4         GS CAPITAL PARTNERS III OFFSHORE, L.P.                   525990 - Other       George Town             Delaware
                                                                         Financial Vehicles

1791  3        GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND OFFSHORE, LTD.     CAYMAN ISLANDS    100         N/A
1792  3        GOLDMAN SACHS DIRECT STRATEGIES - QUANTITATIVE AND ACTIVE     CAYMAN ISLANDS    100         N/A
                 FUND OFFSHORE (L HOLDINGS), LTD.
1793  3        GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE (L         CAYMAN ISLANDS    100         N/A
                 HOLDINGS), LTD.
1794  3        GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD       CAYMAN ISLANDS    100         N/A
1795  3        GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE EMPLOYEE FUND, LTD.  CAYMAN ISLANDS    100         N/A
1796  3        GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND OFFSHORE (L CAYMAN ISLANDS    100         N/A
                 HOLDINGS), LTD.
1797  3        GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND OFFSHORE,   CAYMAN ISLANDS    100         N/A
                 LTD.
1798  3        GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD          CAYMAN ISLANDS    100         N/A
1799  3        GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND OFFSHORE    CAYMAN ISLANDS    100         N/A
                 SPV, LTD.
1800  3        GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND OFFSHORE,   CAYMAN ISLANDS    100         N/A
                 LTD.
1801  3        GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND OFFSHORE,    CAYMAN ISLANDS    100         N/A
                 LTD.
1802  4          GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS      CAYMAN ISLANDS    N/A         N/A
                   MASTER FUND, L.P.
1803  3        GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE, LTD.   CAYMAN ISLANDS    100         N/A
1804  4          GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD        CAYMAN ISLANDS    N/A         N/A
1805  3        GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL, LTD.    CAYMAN ISLANDS    100         N/A
1806  3        GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES INSTITUTIONAL,    CAYMAN ISLANDS    100         N/A
                 LTD.
1807  3        GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.        CAYMAN ISLANDS    100         N/A
1808  3        GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.       CAYMAN ISLANDS    100         N/A
1809  3        GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL, LTD.     CAYMAN ISLANDS    100         N/A
1810  3        GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.                   CAYMAN ISLANDS    100         N/A
1811  4          TE JENKINS INVESTORS, LTD.                                  CAYMAN ISLANDS    N/A         N/A
1812  3        GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.             CAYMAN ISLANDS    100         N/A
1813  3        GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.             CAYMAN ISLANDS    100         N/A
1814  3        GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL, LTD.    CAYMAN ISLANDS    100         N/A
1815  3        GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.                  CAYMAN ISLANDS    100         N/A
1816  3        GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.         CAYMAN ISLANDS    100         N/A
1817  3        GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.                  CAYMAN ISLANDS    100         N/A
1818  4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED     IRELAND           59          N/A
1819  3        GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                    CAYMAN ISLANDS    100         N/A
1820  3        GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, LTD.            CAYMAN ISLANDS    100         N/A
1821  4          GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
1822  5            GSIP ERISA FUND (IRELAND)                                 IRELAND           100         N/A
1823  6              GSIP ERISA MASTER COMPANY (IRELAND) LIMITED             IRELAND           100         N/A
1824  3        GOLDMAN SACHS INVESTMENT PARTNERS JAPAN MANAGER OFFSHORE      CAYMAN ISLANDS    100         N/A
                 EMPLOYEE FUND, LTD.
1825  3        GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE EMPLOYEE FUND,     CAYMAN ISLANDS    100         N/A
                 LTD.
1826  4          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING      CAYMAN ISLANDS    N/A         N/A
                   FUND, L.P.
1827  3        GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                       UNITED STATES     N/A         N/A
1828  4          GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1829  4          GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1830  4          GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1831  5            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.            UNITED STATES     N/A         N/A
1832  4          GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.                UNITED STATES     N/A         N/A
1833  5            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.            UNITED STATES     N/A         N/A
1834  4          GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              UNITED STATES     N/A         N/A
1835  4          GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                       UNITED STATES     N/A         N/A
1836  4          MANAGING DIRECTOR INVESTMENT FUND I, L.P.                   UNITED STATES     N/A         N/A
1837  3        GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.             CAYMAN ISLANDS    100         N/A
1838  3        GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.                   CAYMAN ISLANDS    100         N/A
1839  3        GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.         CAYMAN ISLANDS    100         N/A
1840  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.             CAYMAN ISLANDS    100         N/A
1841  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.               CAYMAN ISLANDS    100         N/A
1842  4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS A, LTD.  UNITED STATES     100         N/A
1843  5            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS, LLC   UNITED STATES     N/A         N/A
1844  4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS B, LTD.  UNITED STATES     100         N/A
1845  5            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II HOLDINGS, LLC   UNITED STATES     N/A         N/A
1846  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE),     CAYMAN ISLANDS    100         N/A
                 LTD.
1847  4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)    CAYMAN ISLANDS    100         N/A
                   HOLDINGS A, LTD.
1848  5            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)  UNITED STATES     N/A         N/A
                     HOLDINGS, LLC
1849  4          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)    CAYMAN ISLANDS    100         N/A
                   HOLDINGS B, LTD.
1850  5            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)  UNITED STATES     N/A         N/A
                     HOLDINGS, LLC
1851  4          MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE) HOLDINGS SP,     CAYMAN ISLANDS    100         N/A
                   LTD.
1852  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.               CAYMAN ISLANDS    100         N/A
1853  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.         CAYMAN ISLANDS    100         N/A
1854  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.                CAYMAN ISLANDS    100         N/A
1855  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.               CAYMAN ISLANDS    100         N/A
1856  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.              CAYMAN ISLANDS    100         N/A
1857  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.             CAYMAN ISLANDS    100         N/A
1858  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.                CAYMAN ISLANDS    100         N/A
1859  3        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.                  CAYMAN ISLANDS    100         N/A
1860  3        GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                          CAYMAN ISLANDS    100         N/A
1861  3        GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND, LTD.     CAYMAN ISLANDS    100         N/A
1862  3        GOLDMAN SACHS PRINCETON FUND, LTD.                            CAYMAN ISLANDS    100         N/A
1863  4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED     IRELAND           59          N/A
1864  3        GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND INSTITUTIONAL,    CAYMAN ISLANDS    100         N/A
                 LTD.
1865  3        GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND OFFSHORE,  CAYMAN ISLANDS    100         N/A
                 LTD.
1866  3        GOLDMAN SACHS SELECT FUND II, LTD.                            CAYMAN ISLANDS    100         N/A
1867  3        GOLDMAN SACHS SELECT FUND, LTD.                               CAYMAN ISLANDS    100         N/A
1868  3        GOLDMAN SACHS SHERWOOD FUND, LTD.                             CAYMAN ISLANDS    100         N/A
1869  3        GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE, LTD.      CAYMAN ISLANDS    100         N/A
1870  3        GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LTD.     CAYMAN ISLANDS    100         N/A
1871  3        GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.                   CAYMAN ISLANDS    100         N/A
1872  3        GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.                 CAYMAN ISLANDS    100         N/A
1873  3        GOLDMAN SACHS TC FUND OFFSHORE, LTD.                          CAYMAN ISLANDS    100         N/A
1874  4          GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.                   CAYMAN ISLANDS    N/A         N/A
1875  3        GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND OFFSHORE, LTD. CAYMAN ISLANDS    100         N/A
1876  3        GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.        CAYMAN ISLANDS    100         N/A
1877  4          GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.        CAYMAN ISLANDS    N/A         100
1878  3        GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006, LTD CAYMAN ISLANDS    100         N/A
1879  3        GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.          CAYMAN ISLANDS    100         N/A
1880  3        GOLDMAN SACHS WEST STREET PARTNERS, LTD.                      CAYMAN ISLANDS    100         N/A
1881  4          GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.        CAYMAN ISLANDS    N/A         100
1882  3        GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LTD.      CAYMAN ISLANDS    100         N/A
1883  3        GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2007 SEGREGATED     CAYMAN ISLANDS    100         N/A
                 PORTFOLIO
1884  3        GREEN CYPRESS FUND, LTD.                                      CAYMAN ISLANDS    100         N/A
1885  4          GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD        CAYMAN ISLANDS    N/A         N/A
1886  3        GS DEWORDE PORTFOLIO SPC LLC                                  CAYMAN ISLANDS    100         N/A
1887  3        GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD.      CAYMAN ISLANDS    100         N/A
1888  3        LIBERTY HARBOR CONVEX STRATEGIES, LTD.                        CAYMAN ISLANDS    100         N/A
1889  3        LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                      CAYMAN ISLANDS    100         N/A
1890  4          LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
1891  3        LIBERTY HARBOR OFFSHORE I, LTD.                               CAYMAN ISLANDS    100         N/A
1892  4          LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
1893  3        MARKET INDEPENDENT FUND (2007) SPV, LTD.                      CAYMAN ISLANDS    100         N/A
1894  3        MULTI-STRATEGY PORTFOLIO GD PENSION FUND, LTD.                CAYMAN ISLANDS    100         N/A
1895  3        MULTI-STRATEGY PORTFOLIO ROCKTENN, LTD.                       CAYMAN ISLANDS    100         N/A
1896  3        MULTI-STRATEGY PORTFOLIO THE DUFFIELD FAMILY FOUNDATION DBA   CAYMAN ISLANDS    100         N/A
                 MADDIES FUND, LTD.
1897  3        SELECT COMMODITIES STRATEGIES, LTD.                           CAYMAN ISLANDS    100         N/A
1898  4          TE JENKINS INVESTORS, LTD.                                  CAYMAN ISLANDS    N/A         N/A
1899  3        U.S. HOUSING RECOVERY FUND OFFSHORE, LTD.                     CAYMAN ISLANDS    100         N/A
1900  2      GOLDMAN SACHS MEXICO HOLDINGS LLC                               UNITED STATES     N/A         N/A
1901  2      GOLDMAN SACHS NEW JERSEY L.L.C.                                 UNITED STATES     N/A         N/A
1902  2      GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                      UNITED STATES     N/A         N/A
1903  3        GOLDMAN SACHS PEG COMBO KE FUND, L.P.                         UNITED STATES     N/A         N/A
1904  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND, L.P. UNITED STATES     N/A         N/A
1905  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.               UNITED STATES     N/A         N/A
1906  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
1907  4          GOLDMAN SACHS VINTAGE FUND V, L.P.                          UNITED STATES     N/A         N/A
1908  5            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.               CAYMAN ISLANDS    N/A         N/A
1909  5            VINTAGE FUND V FOREIGN INCOME BLOCKER, L.L.C.             UNITED STATES     N/A         N/A
1910  5            VINTAGE V ONSHORE CONSTABLE HOLDINGS, INC.                UNITED STATES     100         N/A
1911  2      GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND GP,     UNITED STATES     N/A         N/A
               L.L.C.
1912  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND       CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE, L.P.
1913  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND, L.P. UNITED STATES     N/A         N/A
1914  2      GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC        UNITED STATES     N/A         N/A
1915  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC           UNITED STATES     N/A         N/A
1916  3        GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.      CAYMAN ISLANDS    N/A         N/A
1917  3        GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.                 CAYMAN ISLANDS    N/A         N/A
1918  4          GS CAPITAL PARTNERS III OFFSHORE, L.P.                      CAYMAN ISLANDS    N/A         N/A

1919  5           EACCESS HOLDINGS L.L.C.                                551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
1920  3       GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1921  3       GS VINTAGE FUND OFFSHORE, L.P.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1922  4         VF Holdings, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1923  3       NBK/GS PRIVATE EQUITY PARTNERS, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1924  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1925  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE    525990 - Other       George Town             CAYMAN
                HOLDINGS, L.P.                                           Financial Vehicles                           ISLANDS
1926  3       GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE HOLDINGS,  525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
1927  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)      525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS, L.P.                                  Financial Vehicles                           ISLANDS
1928  4         MULTI-STRATEGY HOLDINGS, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1929  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
1930  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
1931  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE  525990 - Other       George Town             CAYMAN
                HOLDINGS, L.P.                                           Financial Vehicles                           ISLANDS
1932  4         MULTI-STRATEGY HOLDINGS, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1933  3       GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1934  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1935  3       GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE         525990 - Other       George Town             CAYMAN
                HOLDINGS, L.P.                                           Financial Vehicles                           ISLANDS
1936  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                FUND OFFSHORE HOLDINGS, L.P.                             Financial Vehicles                           ISLANDS
1937  3       GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1938  4         VF III HOLDINGS, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1939  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1940  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND      525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS, L.P.                                  Financial Vehicles                           ISLANDS
1941  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND  525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS, L.P.                                  Financial Vehicles                           ISLANDS
1942  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1943  2     GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
1944  3       GS PE CSEC ENERGY HOLDINGS, L.P.                           525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
1945  4         GSVA HOLDINGS, L.P.                                      551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
1946  2     GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND GP, 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1947  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND   525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1948  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1949  2     GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND GP, 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1950  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND   525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1951  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1952  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA PMD QP FUND,    525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1953  4         PRIVATE EQUITY PARTNERS ASIA PMD QP FUND FOREIGN INCOME  551112 - Offices of  New York      NY        Delaware
                  BLOCKER, L.L.C.                                        Other Holding
                                                                         Companies
1954  3       Goldman Sachs Private Equity Partners Asia PMD QP Fund     525990 - Other       George Town             CAYMAN
                Offshore, Ltd.                                           Financial Vehicles                           ISLANDS
1955  2     GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP,   525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
1956  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND,    525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
1957  4         YES NETWORK HOLDING COMPANY, LLC                         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
1958  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND       525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
1959  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND, L.P. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1960  2     GOLDMAN SACHS PROPERTY MANAGEMENT                            53131 -              London                  UNITED
                                                                         Nonresidential                               KINGDOM
                                                                         property managers                            (OTHER)
1961  2     GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
1962  3       GOLDMAN SACHS GLOBAL ALPHA FUND PLC                        525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
1963  2     GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH              525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
1964  3       LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG  525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
1965  2     GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1966  3       GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1967  4         GOLDMAN SACHS REAL ESTATE OPERATOR INTEREST HOLDINGS,    525990 - Other       Wilmington    DE        Delaware
                  L.L.C.                                                 Financial Vehicles
1968  3       GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1969  3       LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG  525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
1970  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)        525990 - Other       George Town             CAYMAN
              LIMITED PARTNERSHIP                                        Financial Vehicles                           ISLANDS
1971  3       GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1972  4         GSREMP DB ATP POOL 1 GP-B, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1973  5           GSREMP DB ATP POOL 1-B, L.P.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1974  4         GSREMP DB ATP POOL 1-B, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1975  3       GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE GP, LLC         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1976  4         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
1977  3       GSREMP ASSET HOLDING OFFSHORE GP, LLC                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1978  4         GSREMP ASSET HOLDING OFFSHORE, L.P.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1979  5           GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1980  6             GSREMP ACQUISITION JOINT HOLDING, L.P.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1981  5           GSREMP ACQUISITION JOINT HOLDING, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1982  3       GSREMP ASSET HOLDING OFFSHORE, L.P.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1983  3       GSREMP FINANCE OFFSHORE GP, LLC                            525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
1984  4         GSREMP FINANCE OFFSHORE, L.P.                            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1985  5           GSREMP BWY POOL 1 GP, L.L.C.                           525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
1986  6             GSREMP BWY POOL 1, LP                                525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
1987  5           GSREMP BWY POOL 1, LP                                  525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
1988  5           GSREMP DB POOL 1 GP- B, L.L.C.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1989  6             GSREMP DB POOL 1-B, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1990  5           GSREMP DB POOL 1-B, L.P.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1991  3       GSREMP FINANCE OFFSHORE, L.P.                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1992  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)        525990 - Other       New York      NY        Delaware
              LIMITED PARTNERSHIP                                        Financial Vehicles
1993  3       GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
1994  4         GS REAL ESTATE MEZZANINE PARTNERS TREATY ORIGINATION GP, 525990 - Other       Wilmington    DE        Delaware
                  L.L.C.                                                 Financial Vehicles
1995  5           GS Real Estate Mezzanine Partners Treaty Origination,  525990 - Other       Wilmington    DE        Delaware
                    L.P.                                                 Financial Vehicles
1996  4         GS Real Estate Mezzanine Partners Treaty Origination,    525990 - Other       Wilmington    DE        Delaware
                  L.P.                                                   Financial Vehicles
1997  4         GSREMP DB ATP POOL 1 GP-C, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1998  5           GSREMP DB ATP POOL 1-C, L.P.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
1999  4         GSREMP DB ATP POOL 1-C, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2000  3       GS REAL ESTATE MEZZANINE PARTNERS TREATY GP, LLC           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2001  4         GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2002  3       GSREMP ASSET HOLDING TREATY GP, LLC                        551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2003  4         GSREMP ASSET HOLDING TREATY, L.P.                        551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2004  5           GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2005  5           GSREMP ACQUISITION JOINT HOLDING, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2006  5           GSREMP ASSET HOLDING FUNDING TREATY, L.P.              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2007  6             GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.          551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2008  7               GSREMP ORIGINATION JOINT HOLDING, L.P.             522292 - Real Estate Wilmington    DE        Delaware
                                                                         Credit
2009  6             GSREMP ORIGINATION JOINT HOLDING, L.P.               522292 - Real Estate Wilmington    DE        Delaware
                                                                         Credit
2010  5           GSREMP Asset Holding Funding Treaty GP, LLC            551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2011  6             GSREMP ASSET HOLDING FUNDING TREATY, L.P.            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2012  5           GSREMP MONTAGE JOINT HOLDING GP, L.L.C.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2013  6             GSREMP MONTAGE JOINT HOLDING, L.P.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2014  5           GSREMP MONTAGE JOINT HOLDING, L.P.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2015  3       GSREMP ASSET HOLDING TREATY, L.P.                          551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2016  3       GSREMP FINANCE TREATY GP, LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2017  4         GSREMP FINANCE TREATY, L.P.                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2018  5           GSREMP BWY POOL 1 GP, L.L.C.                           525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
2019  5           GSREMP BWY POOL 1, LP                                  525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
2020  5           GSREMP DB POOL 1 GP- C, L.L.C.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2021  6             GSREMP DB POOL 1-C, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2022  5           GSREMP DB POOL 1-C, L.P.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2023  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.) LIMITED  525990 - Other       New York      NY        Delaware
              PARTNERSHIP                                                Financial Vehicles
2024  3       GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2025  4         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION    525990 - Other       Wilmington    DE        Delaware
                  GP, L.L.C.                                             Financial Vehicles
2026  5           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION, 525990 - Other       Wilmington    DE        Delaware
                    L.P.                                                 Financial Vehicles
2027  4         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION,   525990 - Other       Wilmington    DE        Delaware
                  L.P.                                                   Financial Vehicles
2028  4         GSREMP DB ATP POOL 1 GP-A, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2029  5           GSREMP DB ATP POOL 1-A, L.P.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2030  4         GSREMP DB ATP POOL 1-A, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2031  3       GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2032  4         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2033  3       GSREMP ASSET HOLDING ONSHORE GP, LLC                       551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2034  4         GSREMP ASSET HOLDING ONSHORE, L.P.                       551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2035  5           GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2036  5           GSREMP ACQUISITION JOINT HOLDING, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2037  5           GSREMP ASSET HOLDING FUNDING ONSHORE GP, LLC           551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2038  6             GSREMP ASSET HOLDING FUNDING ONSHORE, L.P.           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2039  7               GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.        551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2040  7               GSREMP ORIGINATION JOINT HOLDING, L.P.             522292 - Real Estate Wilmington    DE        Delaware
                                                                         Credit
2041  5           GSREMP MONTAGE JOINT HOLDING GP, L.L.C.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2042  5           GSREMP MONTAGE JOINT HOLDING, L.P.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2043  3       GSREMP ASSET HOLDING ONSHORE, L.P.                         551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2044  3       GSREMP FINANCE ONSHORE GP, LLC                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2045  4         GSREMP FINANCE ONSHORE, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2046  5           GSREMP BWY POOL 1 GP, L.L.C.                           525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles

1919  5            EACCESS HOLDINGS L.L.C.                                   UNITED STATES     N/A         N/A
1920  3        GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                    CAYMAN ISLANDS    N/A         N/A
1921  3        GS VINTAGE FUND OFFSHORE, L.P.                                CAYMAN ISLANDS    N/A         N/A
1922  4          VF Holdings, L.L.C.                                         UNITED STATES     N/A         N/A
1923  3        NBK/GS PRIVATE EQUITY PARTNERS, L.P.                          CAYMAN ISLANDS    N/A         N/A
1924  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC          UNITED STATES     N/A         N/A
1925  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE       CAYMAN ISLANDS    N/A         N/A
                 HOLDINGS, L.P.
1926  3        GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE HOLDINGS,     CAYMAN ISLANDS    N/A         N/A
                 L.P.
1927  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)         CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1928  4          MULTI-STRATEGY HOLDINGS, L.P.                               CAYMAN ISLANDS    N/A         N/A
1929  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
1930  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
1931  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE     CAYMAN ISLANDS    N/A         N/A
                 HOLDINGS, L.P.
1932  4          MULTI-STRATEGY HOLDINGS, L.P.                               CAYMAN ISLANDS    N/A         N/A
1933  3        GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS, L.P.     CAYMAN ISLANDS    N/A         N/A
1934  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC         UNITED STATES     N/A         N/A
1935  3        GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE HOLDINGS,  CAYMAN ISLANDS    N/A         N/A
                 L.P.
1936  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES FUND  CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1937  3        GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.        CAYMAN ISLANDS    N/A         N/A
1938  4          VF III HOLDINGS, L.P.                                       CAYMAN ISLANDS    N/A         N/A
1939  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC          UNITED STATES     N/A         N/A
1940  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND         CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1941  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND     CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS, L.P.
1942  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC           UNITED STATES     N/A         N/A
1943  2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC         UNITED STATES     N/A         N/A
1944  3        GS PE CSEC ENERGY HOLDINGS, L.P.                              UNITED STATES     N/A         N/A
1945  4          GSVA HOLDINGS, L.P.                                         CAYMAN ISLANDS    N/A         N/A
1946  2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND GP,    UNITED STATES     N/A         N/A
               L.L.C.
1947  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND      CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1948  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND,     UNITED STATES     N/A         N/A
                 L.P.
1949  2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND GP,    UNITED STATES     N/A         N/A
                 L.L.C.
1950  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND      CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1951  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND,     UNITED STATES     N/A         N/A
                 L.P.
1952  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA PMD QP FUND, L.P.  UNITED STATES     N/A         N/A
1953  4          PRIVATE EQUITY PARTNERS ASIA PMD QP FUND FOREIGN INCOME     UNITED STATES     N/A         N/A
                   BLOCKER, L.L.C.
1954  3        Goldman Sachs Private Equity Partners Asia PMD QP Fund        CAYMAN ISLANDS    100         N/A
                 Offshore, Ltd.
1955  2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP,      UNITED STATES     N/A         N/A
               L.L.C.
1956  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND, L.P.  UNITED STATES     N/A         N/A
1957  4          YES NETWORK HOLDING COMPANY, LLC                            UNITED STATES     11          N/A
1958  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND          CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
1959  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND, L.P.    UNITED STATES     N/A         N/A
1960  2      GOLDMAN SACHS PROPERTY MANAGEMENT                               UNITED KINGDOM    100         N/A
                                                                             (OTHER)
1961  2      GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.            CAYMAN ISLANDS    100         N/A
1962  3        GOLDMAN SACHS GLOBAL ALPHA FUND PLC                           IRELAND           1           N/A
1963  2      GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH                 UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1964  3        LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG     UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1965  2      GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                      UNITED STATES     N/A         N/A
1966  3        GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.        UNITED STATES     N/A         N/A
1967  4          GOLDMAN SACHS REAL ESTATE OPERATOR INTEREST HOLDINGS,       UNITED STATES     N/A         N/A
                   L.L.C.
1968  3        GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                      UNITED STATES     N/A         N/A
1969  3        LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG     UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
1970  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) LIMITED   CAYMAN ISLANDS    N/A         N/A
               PARTNERSHIP
1971  3        GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
1972  4          GSREMP DB ATP POOL 1 GP-B, L.L.C.                           UNITED STATES     N/A         N/A
1973  5            GSREMP DB ATP POOL 1-B, L.P.                              UNITED STATES     N/A         N/A
1974  4          GSREMP DB ATP POOL 1-B, L.P.                                UNITED STATES     N/A         N/A
1975  3        GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE GP, LLC            UNITED STATES     N/A         N/A
1976  4          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.       CAYMAN ISLANDS    N/A         N/A
1977  3        GSREMP ASSET HOLDING OFFSHORE GP, LLC                         UNITED STATES     N/A         N/A
1978  4          GSREMP ASSET HOLDING OFFSHORE, L.P.                         UNITED STATES     N/A         N/A
1979  5            GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.               UNITED STATES     N/A         N/A
1980  6              GSREMP ACQUISITION JOINT HOLDING, L.P.                  UNITED STATES     N/A         N/A
1981  5            GSREMP ACQUISITION JOINT HOLDING, L.P.                    UNITED STATES     N/A         N/A
1982  3        GSREMP ASSET HOLDING OFFSHORE, L.P.                           UNITED STATES     N/A         N/A
1983  3        GSREMP FINANCE OFFSHORE GP, LLC                               UNITED STATES     N/A         N/A
1984  4          GSREMP FINANCE OFFSHORE, L.P.                               UNITED STATES     N/A         N/A
1985  5            GSREMP BWY POOL 1 GP, L.L.C.                              UNITED STATES     N/A         N/A
1986  6              GSREMP BWY POOL 1, LP                                   UNITED STATES     N/A         N/A
1987  5            GSREMP BWY POOL 1, LP                                     UNITED STATES     N/A         N/A
1988  5            GSREMP DB POOL 1 GP- B, L.L.C.                            UNITED STATES     N/A         N/A
1989  6              GSREMP DB POOL 1-B, L.P.                                UNITED STATES     N/A         N/A
1990  5            GSREMP DB POOL 1-B, L.P.                                  UNITED STATES     N/A         N/A
1991  3        GSREMP FINANCE OFFSHORE, L.P.                                 UNITED STATES     N/A         N/A
1992  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY) LIMITED   UNITED STATES     N/A         N/A
               PARTNERSHIP
1993  3        GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.           UNITED STATES     N/A         N/A
1994  4          GS REAL ESTATE MEZZANINE PARTNERS TREATY ORIGINATION GP,    UNITED STATES     N/A         N/A
                   L.L.C.
1995  5            GS Real Estate Mezzanine Partners Treaty Origination,     UNITED STATES     N/A         N/A
                     L.P.
1996  4          GS Real Estate Mezzanine Partners Treaty Origination, L.P.  UNITED STATES     N/A         N/A
1997  4          GSREMP DB ATP POOL 1 GP-C, L.L.C.                           UNITED STATES     N/A         N/A
1998  5            GSREMP DB ATP POOL 1-C, L.P.                              UNITED STATES     N/A         N/A
1999  4          GSREMP DB ATP POOL 1-C, L.P.                                UNITED STATES     N/A         N/A
2000  3        GS REAL ESTATE MEZZANINE PARTNERS TREATY GP, LLC              UNITED STATES     N/A         N/A
2001  4          GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.         UNITED STATES     N/A         N/A
2002  3        GSREMP ASSET HOLDING TREATY GP, LLC                           UNITED STATES     N/A         N/A
2003  4          GSREMP ASSET HOLDING TREATY, L.P.                           UNITED STATES     N/A         N/A
2004  5            GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.               UNITED STATES     N/A         N/A
2005  5            GSREMP ACQUISITION JOINT HOLDING, L.P.                    UNITED STATES     N/A         N/A
2006  5            GSREMP ASSET HOLDING FUNDING TREATY, L.P.                 UNITED STATES     N/A         N/A
2007  6              GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.             UNITED STATES     N/A         N/A
2008  7                GSREMP ORIGINATION JOINT HOLDING, L.P.                UNITED STATES     N/A         N/A
2009  6              GSREMP ORIGINATION JOINT HOLDING, L.P.                  UNITED STATES     N/A         N/A
2010  5            GSREMP Asset Holding Funding Treaty GP, LLC               UNITED STATES     N/A         N/A
2011  6              GSREMP ASSET HOLDING FUNDING TREATY, L.P.               UNITED STATES     N/A         N/A
2012  5            GSREMP MONTAGE JOINT HOLDING GP, L.L.C.                   UNITED STATES     N/A         N/A
2013  6              GSREMP MONTAGE JOINT HOLDING, L.P.                      UNITED STATES     N/A         N/A
2014  5            GSREMP MONTAGE JOINT HOLDING, L.P.                        UNITED STATES     N/A         N/A
2015  3        GSREMP ASSET HOLDING TREATY, L.P.                             UNITED STATES     N/A         N/A
2016  3        GSREMP FINANCE TREATY GP, LLC                                 UNITED STATES     N/A         N/A
2017  4          GSREMP FINANCE TREATY, L.P.                                 UNITED STATES     N/A         N/A
2018  5            GSREMP BWY POOL 1 GP, L.L.C.                              UNITED STATES     N/A         N/A
2019  5            GSREMP BWY POOL 1, LP                                     UNITED STATES     N/A         N/A
2020  5            GSREMP DB POOL 1 GP- C, L.L.C.                            UNITED STATES     N/A         N/A
2021  6              GSREMP DB POOL 1-C, L.P.                                UNITED STATES     N/A         N/A
2022  5            GSREMP DB POOL 1-C, L.P.                                  UNITED STATES     N/A         N/A
2023  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.) LIMITED     UNITED STATES     N/A         N/A
               PARTNERSHIP
2024  3        GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.          UNITED STATES     N/A         N/A
2025  4          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION GP,   UNITED STATES     N/A         N/A
                   L.L.C.
2026  5            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION,    UNITED STATES     N/A         N/A
                     L.P.
2027  4          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE ORIGINATION, L.P. UNITED STATES     N/A         N/A
2028  4          GSREMP DB ATP POOL 1 GP-A, L.L.C.                           UNITED STATES     N/A         N/A
2029  5            GSREMP DB ATP POOL 1-A, L.P.                              UNITED STATES     N/A         N/A
2030  4          GSREMP DB ATP POOL 1-A, L.P.                                UNITED STATES     N/A         N/A
2031  3        GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC             UNITED STATES     N/A         N/A
2032  4          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.        UNITED STATES     N/A         N/A
2033  3        GSREMP ASSET HOLDING ONSHORE GP, LLC                          UNITED STATES     N/A         N/A
2034  4          GSREMP ASSET HOLDING ONSHORE, L.P.                          UNITED STATES     N/A         N/A
2035  5            GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.               UNITED STATES     N/A         N/A
2036  5            GSREMP ACQUISITION JOINT HOLDING, L.P.                    UNITED STATES     N/A         N/A
2037  5            GSREMP ASSET HOLDING FUNDING ONSHORE GP, LLC              UNITED STATES     N/A         N/A
2038  6              GSREMP ASSET HOLDING FUNDING ONSHORE, L.P.              UNITED STATES     N/A         N/A
2039  7                GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.           UNITED STATES     N/A         N/A
2040  7                GSREMP ORIGINATION JOINT HOLDING, L.P.                UNITED STATES     N/A         N/A
2041  5            GSREMP MONTAGE JOINT HOLDING GP, L.L.C.                   UNITED STATES     N/A         N/A
2042  5            GSREMP MONTAGE JOINT HOLDING, L.P.                        UNITED STATES     N/A         N/A
2043  3        GSREMP ASSET HOLDING ONSHORE, L.P.                            UNITED STATES     N/A         N/A
2044  3        GSREMP FINANCE ONSHORE GP, LLC                                UNITED STATES     N/A         N/A
2045  4          GSREMP FINANCE ONSHORE, L.P.                                UNITED STATES     N/A         N/A
2046  5            GSREMP BWY POOL 1 GP, L.L.C.                              UNITED STATES     N/A         N/A

2047  5           GSREMP BWY POOL 1, LP                                  525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
2048  5           GSREMP DB POOL 1 GP- A, L.L.C.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2049  6             GSREMP DB POOL 1-A, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2050  5           GSREMP DB POOL 1-A, L.P.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2051  5           GSREMP ORIGINATION FINANCE JH GP, L.L.C.               551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
2052  6             GSREMP ORIGINATION FINANCE JH, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2053  7               GSREMP ORIGINATION TWO JOINT HOLDING GP, L.L.C.    551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
2054  8                 GSREMP ORIGINATION TWO JOINT HOLDING, L.P.       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2055  7               GSREMP ORIGINATION TWO JOINT HOLDING, L.P.         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2056  5           GSREMP ORIGINATION FINANCE JH, L.P.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2057  3       GSREMP FINANCE ONSHORE, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2058  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD FUNDS G.P., 525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
2059  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
2060  4         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)      525990 - Other       New York      NY        Delaware
                  LIMITED PARTNERSHIP                                    Financial Vehicles
2061  3       Goldman Sachs Real Estate Mezzanine Partners Employee      525990 - Other       George Town             CAYMAN
                Holdings, LP                                             Financial Vehicles                           ISLANDS
2062  4         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)    525990 - Other       George Town             CAYMAN
                  LIMITED PARTNERSHIP                                    Financial Vehicles                           ISLANDS
2063  3       Goldman Sachs Real Estate Mezzanine Partners Override Fund 525990 - Other       New York      NY        Delaware
                2008, L.P.                                               Financial Vehicles
2064  3       Goldman Sachs Real Estate Mezzanine Partners Override      525990 - Other       George Town             CAYMAN
                Offshore Fund 2008, LTD.                                 Financial Vehicles                           ISLANDS
2065  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND     525990 - Other       George Town             CAYMAN
              OFFSHORE, LTD.                                             Financial Vehicles                           ISLANDS
2066  2     GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,    525990 - Other       New York      NY        Delaware
              L.P.                                                       Financial Vehicles
2067  2     GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2068  3       GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2069  2     GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS GP, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2070  3       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2071  2     GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2072  2     GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2073  2     GOLDMAN SACHS REPRESENTACOES LTDA.                           523110 - Investment  Sao Paulo               BRAZIL
                                                                         Banking and
                                                                         Securities Dealing
2074  2     GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2075  2     GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2076  2     GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2077  2     GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2078  2     GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2079  2     GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2080  2     GOLDMAN SACHS RISK ADVISORS, L.P.                            524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
2081  3       ARIEL RE BERMUDA LIMITED                                   524298 - All Other   Hamilton                BERMUDA
                                                                         Insurance Related
                                                                         Activities
2082  3       ARROW CAPITAL INVESTMENT SERVICES, LTD.                    524298 - All Other   Hamilton                BERMUDA
                                                                         Insurance Related
                                                                         Activities
2083  2     GOLDMAN SACHS RISK SERVICES L.L.C.                           524210 - Insurance   NEW YORK      NY        Delaware
                                                                         Agencies and
                                                                         Brokerages
2084  2     GOLDMAN SACHS SECURED FINANCE LIMITED                        525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
2085  2     GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2086  2     GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2087  2     GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2088  3       GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2089  2     GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2090  2     GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2091  3       TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2092  4         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2093  3       TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP           525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2094  2     GOLDMAN SACHS TXU INVESTORS, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2095  3       TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2096  3       TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP           525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2097  2     GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS FUND          525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
2098  2     GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2099  3       GOLDMAN SACHS VINTAGE III EMPLOYEE FUND OFFSHORE, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2100  3       GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2101  4         VF III HOLDINGS, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2102  2     GOLDMAN SACHS VOL-HOLDINGS, LLC                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2103  3       VOLBROKER.COM LIMITED                                      551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
2104  4         TFS-ICAP Limited                                         523140 - Commodity   London                  UNITED
                                                                         Contracts Brokerage                          KINGDOM
                                                                                                                      (OTHER)
2105  4         TFS-ICAP, LLC                                            523140 - Commodity   New York      NY        New York
                                                                         Contracts Brokerage
2106  4         TRADITION FINANCIAL SERVICES GMBH                        523140 - Commodity   Frankfurt am            GERMANY
                                                                         Contracts Brokerage  Main
2107  2     GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2108  3       GOLDMAN SACHS YES INVESTORS, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2109  4         YES NETWORK HOLDING COMPANY, LLC                         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
2110  2     GOLDMAN SACHS YES INVESTORS, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2111  2     GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                   522110 - Commercial  Sao Paulo               BRAZIL
                                                                         Banking
2112  2     GOLDMAN, SACHS & CO.                                         523110 - Investment  New York      NY        New York
                                                                         Banking and
                                                                         Securities Dealing
2113  3       ACADIASOFT, INC.                                           541511 - Computer    Pembroke      MA        Delaware
                                                                         program or software
                                                                         development
2114  3       ATLANTIC CAPITAL BANCSHARES, INC.                          522110 - Commercial  Atlanta       GA        Georgia
                                                                         Banking
2115  3       AUGUSTA ADVISORS, L.L.C.                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2116  3       AVENUE FINANCIAL HOLDINGS, INC.                            522110 - Commercial  Nashville     TN        Tennessee
                                                                         Banking
2117  3       BROAD STREET ENERGY ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2118  3       CHI-X GLOBAL HOLDINGS LLC                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2119  3       CHILTERN TRUST                                             523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
2120  3       CIP 2011 PARTNERS ADVISORS, L.L.C.                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2121  3       FLURET TRUST                                               523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
2122  3       GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2123  4         GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2124  3       GOLDMAN SACHS PARIS INC. ET CIE                            522110 - Commercial  Paris                   FRANCE
                                                                         Banking                                      (OTHER)
2125  3       GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2126  3       GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC            525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2127  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP, 525990 - Other       New York      NY        Delaware
                L.L.C.                                                   Financial Vehicles
2128  3       GOLDMAN SACHS REPRESENTACOES LTDA.                         523110 - Investment  Sao Paulo               BRAZIL
                                                                         Banking and
                                                                         Securities Dealing
2129  3       GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2130  4         GS CAPITAL PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2131  5           GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2132  6             GS CAPITAL PARTNERS V FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2133  7               ALCHEMY HOLDING S.A.R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2134  7               ARAMARK HOLDINGS CORPORATION                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2135  7               ATHENA PIKCO LUX S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2136  7               EDAM HOLDING S.A R.L.                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2137  8                 EDAM ACQUISITION HOLDING I COOPERATIEF U.A.      525990 - Other       Hilversum               NETHERLANDS
                                                                         Financial Vehicles
2138  7               EDUCATION MANAGEMENT CORPORATION                   525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
2139  7               FS Invest S.a r.l.                                 525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2140  7               GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2141  7               GS DEJAKOO II, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2142  8                 GS DEJAKOO, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2143  7               GS Lux Management Services S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2144  7               GS PRYSMIAN CO-INVEST LP                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2145  8                 ATHENA PIKCO LUX S.A R.L.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2146  7               GSCP V EDMC GP, L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2147  7               GSCP V EDMC HOLDINGS, L.P.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2148  7               MULBERRY HOLDINGS I, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2149  7               PVF HOLDINGS LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2150  7               SUNGARD CAPITAL CORP.                              51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2151  6             GSCP V ADVISORS, L.L.C.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2152  7               GS CAPITAL PARTNERS V FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2153  7               GS PRYSMIAN CO-INVEST GP LIMITED                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2154  8                 GS PRYSMIAN CO-INVEST LP                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2155  6             SEVRES II S.A.R.L.                                   525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2156  6             SUPERLIFT HOLDING S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2157  4         GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2158  4         GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2159  5           GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2160  4         GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2161  5           GS CAPITAL PARTNERS V PCP FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2162  6             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2163  6             GS CAPITAL PARTNERS V GMBH & CO. KG                  525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2164  6             GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2165  7               ALCHEMY HOLDING S.A.R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2166  7               ARAMARK HOLDINGS CORPORATION                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2167  7               ATHENA PIKCO LUX S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2168  7               DEJAKOO CAYMAN CORP.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2169  7               EDUCATION MANAGEMENT CORPORATION                   525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
2170  7               FS Invest S.a r.l.                                 525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2171  7               GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2172  7               GS DEJAKOO I, LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2173  8                 DEJAKOO CAYMAN CORP.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2174  8                 GS DEJAKOO, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2047  5            GSREMP BWY POOL 1, LP                                     UNITED STATES     N/A         N/A
2048  5            GSREMP DB POOL 1 GP- A, L.L.C.                            UNITED STATES     N/A         N/A
2049  6              GSREMP DB POOL 1-A, L.P.                                UNITED STATES     N/A         N/A
2050  5            GSREMP DB POOL 1-A, L.P.                                  UNITED STATES     N/A         N/A
2051  5            GSREMP ORIGINATION FINANCE JH GP, L.L.C.                  UNITED STATES     N/A         N/A
2052  6              GSREMP ORIGINATION FINANCE JH, L.P.                     UNITED STATES     N/A         N/A
2053  7                GSREMP ORIGINATION TWO JOINT HOLDING GP, L.L.C.       UNITED STATES     N/A         N/A
2054  8                  GSREMP ORIGINATION TWO JOINT HOLDING, L.P.          UNITED STATES     N/A         N/A
2055  7                GSREMP ORIGINATION TWO JOINT HOLDING, L.P.            UNITED STATES     N/A         N/A
2056  5            GSREMP ORIGINATION FINANCE JH, L.P.                       UNITED STATES     N/A         N/A
2057  3        GSREMP FINANCE ONSHORE, L.P.                                  UNITED STATES     N/A         N/A
2058  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD FUNDS G.P.,    UNITED STATES     N/A         N/A
               L.L.C.
2059  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,     UNITED STATES     N/A         N/A
                 L.P.
2060  4          GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.) LIMITED UNITED STATES     N/A         N/A
                   PARTNERSHIP
2061  3        Goldman Sachs Real Estate Mezzanine Partners Employee         CAYMAN ISLANDS    N/A         N/A
                 Holdings, LP
2062  4          GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)       CAYMAN ISLANDS    N/A         N/A
                   LIMITED PARTNERSHIP
2063  3        Goldman Sachs Real Estate Mezzanine Partners Override Fund    UNITED STATES     N/A         N/A
                 2008, L.P.
2064  3        Goldman Sachs Real Estate Mezzanine Partners Override         CAYMAN ISLANDS    100         N/A
                 Offshore Fund 2008, LTD.
2065  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND        CAYMAN ISLANDS    100         N/A
               OFFSHORE, LTD.
2066  2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND, L.P.  UNITED STATES     N/A         N/A
2067  2      GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.          UNITED STATES     N/A         N/A
2068  3        GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                      UNITED STATES     N/A         N/A
2069  2      GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS GP, L.L.C.    UNITED STATES     N/A         N/A
2070  3        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.        UNITED STATES     N/A         N/A
2071  2      GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.          UNITED STATES     N/A         N/A
2072  2      GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                        UNITED STATES     N/A         N/A
2073  2      GOLDMAN SACHS REPRESENTACOES LTDA.                              BRAZIL            N/A         N/A
2074  2      GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO                UNITED STATES     61          N/A
2075  2      GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO                UNITED STATES     60          N/A
2076  2      GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO                UNITED STATES     50          N/A
2077  2      GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO                UNITED STATES     33          N/A
2078  2      GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO                UNITED STATES     51          N/A
2079  2      GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO                UNITED STATES     74          N/A
2080  2      GOLDMAN SACHS RISK ADVISORS, L.P.                               UNITED STATES     N/A         N/A
2081  3        ARIEL RE BERMUDA LIMITED                                      BERMUDA           100         N/A
2082  3        ARROW CAPITAL INVESTMENT SERVICES, LTD.                       BERMUDA           100         N/A
2083  2      GOLDMAN SACHS RISK SERVICES L.L.C.                              UNITED STATES     N/A         N/A
2084  2      GOLDMAN SACHS SECURED FINANCE LIMITED                           IRELAND           100         N/A
2085  2      GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                     UNITED STATES     N/A         N/A
2086  2      GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.                  UNITED STATES     100         N/A
2087  2      GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II               UNITED STATES     100         N/A
2088  3        GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.                   CAYMAN ISLANDS    100         N/A
2089  2      GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND            UNITED STATES     100         N/A
2090  2      GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.             CAYMAN ISLANDS    N/A         N/A
2091  3        TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                      UNITED STATES     N/A         N/A
2092  4          TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP            UNITED STATES     100         11
2093  3        TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP              UNITED STATES     100         11
2094  2      GOLDMAN SACHS TXU INVESTORS, L.P.                               UNITED STATES     N/A         N/A
2095  3        TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                      UNITED STATES     N/A         N/A
2096  3        TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP              UNITED STATES     100         11
2097  2      GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS FUND             IRELAND           100         N/A
2098  2      GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.             UNITED STATES     N/A         N/A
2099  3        GOLDMAN SACHS VINTAGE III EMPLOYEE FUND OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
2100  3        GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
2101  4          VF III HOLDINGS, L.P.                                       CAYMAN ISLANDS    N/A         N/A
2102  2      GOLDMAN SACHS VOL-HOLDINGS, LLC                                 UNITED STATES     N/A         N/A
2103  3        VOLBROKER.COM LIMITED                                         UNITED KINGDOM    21          N/A
                                                                             (OTHER)
2104  4          TFS-ICAP Limited                                            UNITED KINGDOM    49          N/A
                                                                             (OTHER)
2105  4          TFS-ICAP, LLC                                               UNITED STATES     N/A         N/A
2106  4          TRADITION FINANCIAL SERVICES GMBH                           GERMANY           N/A         N/A
2107  2      GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.                    UNITED STATES     N/A         N/A
2108  3        GOLDMAN SACHS YES INVESTORS, L.P.                             UNITED STATES     N/A         N/A
2109  4          YES NETWORK HOLDING COMPANY, LLC                            UNITED STATES     11          N/A
2110  2      GOLDMAN SACHS YES INVESTORS, L.P.                               UNITED STATES     N/A         N/A
2111  2      GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                      BRAZIL            100         N/A
2112  2      GOLDMAN, SACHS & CO.                                            UNITED STATES     N/A         N/A
2113  3        ACADIASOFT, INC.                                              UNITED STATES     11          N/A
2114  3        ATLANTIC CAPITAL BANCSHARES, INC.                             UNITED STATES     9           N/A
2115  3        AUGUSTA ADVISORS, L.L.C.                                      UNITED STATES     N/A         N/A
2116  3        AVENUE FINANCIAL HOLDINGS, INC.                               UNITED STATES     9           N/A
2117  3        BROAD STREET ENERGY ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
2118  3        CHI-X GLOBAL HOLDINGS LLC                                     UNITED STATES     N/A         N/A
2119  3        CHILTERN TRUST                                                JERSEY            N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
2120  3        CIP 2011 PARTNERS ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
2121  3        FLURET TRUST                                                  JERSEY            N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
2122  3        GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                      UNITED STATES     N/A         N/A
2123  4          GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                      CAYMAN ISLANDS    N/A         N/A
2124  3        GOLDMAN SACHS PARIS INC. ET CIE                               FRANCE (OTHER)    N/A         N/A
2125  3        GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                    UNITED STATES     N/A         N/A
2126  3        GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC               UNITED STATES     N/A         N/A
2127  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP,    UNITED STATES     N/A         N/A
                 L.L.C.
2128  3        GOLDMAN SACHS REPRESENTACOES LTDA.                            BRAZIL            N/A         N/A
2129  3        GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.               UNITED STATES     N/A         N/A
2130  4          GS CAPITAL PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
2131  5            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
2132  6              GS CAPITAL PARTNERS V FUND, L.P.                        UNITED STATES     N/A         N/A
2133  7                ALCHEMY HOLDING S.A.R.L.                              LUXEMBOURG        99          96
2134  7                ARAMARK HOLDINGS CORPORATION                          UNITED STATES     20          N/A
2135  7                ATHENA PIKCO LUX S.A R.L.                             LUXEMBOURG        100         N/A
2136  7                EDAM HOLDING S.A R.L.                                 LUXEMBOURG        100         N/A
2137  8                  EDAM ACQUISITION HOLDING I COOPERATIEF U.A.         NETHERLANDS       33          N/A
2138  7                EDUCATION MANAGEMENT CORPORATION                      UNITED STATES     42          N/A
2139  7                FS Invest S.a r.l.                                    LUXEMBOURG        44          N/A
2140  7                GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.        CAYMAN ISLANDS    N/A         N/A
2141  7                GS DEJAKOO II, LLC                                    UNITED STATES     N/A         N/A
2142  8                  GS DEJAKOO, L.L.C.                                  UNITED STATES     N/A         N/A
2143  7                GS Lux Management Services S.a r.l.                   LUXEMBOURG        100         N/A
2144  7                GS PRYSMIAN CO-INVEST LP                              CAYMAN ISLANDS    N/A         N/A
2145  8                  ATHENA PIKCO LUX S.A R.L.                           LUXEMBOURG        100         N/A
2146  7                GSCP V EDMC GP, L.L.C.                                UNITED STATES     N/A         N/A
2147  7                GSCP V EDMC HOLDINGS, L.P.                            UNITED STATES     N/A         N/A
2148  7                MULBERRY HOLDINGS I, LLC                              UNITED STATES     N/A         N/A
2149  7                PVF HOLDINGS LLC                                      UNITED STATES     63          N/A
2150  7                SUNGARD CAPITAL CORP.                                 UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2151  6              GSCP V ADVISORS, L.L.C.                                 UNITED STATES     N/A         N/A
2152  7                GS CAPITAL PARTNERS V FUND, L.P.                      UNITED STATES     N/A         N/A
2153  7                GS PRYSMIAN CO-INVEST GP LIMITED                      CAYMAN ISLANDS    100         N/A
2154  8                  GS PRYSMIAN CO-INVEST LP                            CAYMAN ISLANDS    N/A         N/A
2155  6              SEVRES II S.A.R.L.                                      UNITED KINGDOM    73          73
                                                                             (OTHER)
2156  6              SUPERLIFT HOLDING S.A R.L.                              LUXEMBOURG        44          N/A
2157  4          GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                   UNITED STATES     N/A         N/A
2158  4          GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2159  5            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
2160  4          GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.               CAYMAN ISLANDS    100         N/A
2161  5            GS CAPITAL PARTNERS V PCP FUND, L.P.                      UNITED STATES     N/A         N/A
2162  6              GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.               UNITED STATES     N/A         N/A
2163  6              GS CAPITAL PARTNERS V GMBH & CO. KG                     GERMANY           N/A         N/A
2164  6              GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.               UNITED STATES     N/A         N/A
2165  7                ALCHEMY HOLDING S.A.R.L.                              LUXEMBOURG        99          96
2166  7                ARAMARK HOLDINGS CORPORATION                          UNITED STATES     20          N/A
2167  7                ATHENA PIKCO LUX S.A R.L.                             LUXEMBOURG        100         N/A
2168  7                DEJAKOO CAYMAN CORP.                                  CAYMAN ISLANDS    100         N/A
2169  7                EDUCATION MANAGEMENT CORPORATION                      UNITED STATES     42          N/A
2170  7                FS Invest S.a r.l.                                    LUXEMBOURG        44          N/A
2171  7                GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.        CAYMAN ISLANDS    N/A         N/A
2172  7                GS DEJAKOO I, LLC                                     UNITED STATES     N/A         N/A
2173  8                  DEJAKOO CAYMAN CORP.                                CAYMAN ISLANDS    100         N/A
2174  8                  GS DEJAKOO, L.L.C.                                  UNITED STATES     N/A         N/A

2175  7               GS DEJAKOO, L.L.C.                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2176  7               GS Lux Management Services S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2177  7               GSCP V EDMC GP, L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2178  7               GSCP V EDMC HOLDINGS, L.P.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2179  7               MULBERRY HOLDINGS II, LLC                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2180  7               PVF HOLDINGS LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2181  7               SUNGARD CAPITAL CORP.                              51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2182  6             GS CAPITAL PARTNERS V OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2183  7               GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2184  8                 ALCHEMY HOLDING S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2185  8                 ARAMARK HOLDINGS CORPORATION                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2186  8                 ATHENA PIKCO LUX S.A R.L.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2187  8                 EDUCATION MANAGEMENT CORPORATION                 525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
2188  8                 FS Invest S.a r.l.                               525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2189  8                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2190  8                 GS DEJAKOO II, LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2191  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2192  8                 GSCP V EDMC GP, L.L.C.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2193  8                 GSCP V EDMC HOLDINGS, L.P.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2194  8                 GSCP V OFFSHORE KNIGHT HOLDINGS CORP.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2195  9                   GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2196  8                 GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2197  8                 MULBERRY HOLDINGS I, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2198  8                 PVF HOLDINGS LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2199  8                 SUNGARD CAPITAL CORP.                            51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2200  7               GSCP V OFFSHORE ADVISORS, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2201  8                 GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2202  8                 GS PRYSMIAN CO-INVEST GP LIMITED                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2203  7               SEVRES II S.A.R.L.                                 525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2204  7               SUPERLIFT HOLDING S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2205  6             GS CAPITAL PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2206  7               GS CAPITAL PARTNERS V FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2207  7               GSCP V ADVISORS, L.L.C.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2208  6             GSCP V AIV, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2209  7               SEVRES II S.A.R.L.                                 525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2210  7               SUPERLIFT HOLDING S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2211  6             GSCP V INSTITUTIONAL AIV, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2212  7               SEVRES II S.A.R.L.                                 525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2213  7               SUPERLIFT HOLDING S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2214  4         GS CAPITAL PARTNERS V PCP FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2215  4         GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2216  5           GS CAPITAL PARTNERS V PIA FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2217  6             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2218  6             GS CAPITAL PARTNERS V GMBH & CO. KG                  525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2219  6             GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2220  6             GS CAPITAL PARTNERS V OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2221  6             GS CAPITAL PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2222  6             GSCP V AIV, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2223  6             GSCP V INSTITUTIONAL AIV, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2224  4         GSCP V OVERRIDE OFFSHORE, LTD                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2225  4         GSCP V OVERRIDE, L.P.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2226  3       GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2227  4         GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2228  5           GS CAPITAL PARTNERS V PCP FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2229  4         GS CAPITAL PARTNERS V PIA FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2230  4         GS CAPITAL PARTNERS VI EMPLOYEE FUND OFFSHORE, LTD.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2231  4         GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.               525990 - Other       New York      NY        New York
                                                                         Financial Vehicles
2232  5           GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2233  6             GS CAPITAL PARTNERS VI FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2234  7               BLADERUNNER S.A.R.L.                               551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
2235  7               BUCK HOLDINGS L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2236  7               COMPASS DELAWARE HOLDINGS I CORP.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2237  7               CUCINA HOLDINGS SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2238  7               GS EDAM DEBT HOLDINGS                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2239  7               GS Lux Management Services S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2240  7               GS MACE HOLDINGS LIMITED                           551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2241  7               GS SUNRAY HOLDINGS, L.L.C.                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2242  8                 GS SUNRAY HOLDINGS SUBCO I, L.L.C.               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2243  9                   Hyatt Hotels Corporation                       531390 - Other       Chicago       IL        Delaware
                                                                         activities related
                                                                         to real estate
2244  8                 GS SUNRAY HOLDINGS SUBCO II, L.L.C.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2245  9                   Hyatt Hotels Corporation                       531390 - Other       Chicago       IL        Delaware
                                                                         activities related
                                                                         to real estate
2246  7               GS TELE CAYMAN                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2247  7               GSCP VI AA ONE HOLDING SARL                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2248  7               GSCP VI HYDROEDGE HOLDINGS, L.L.C.                 525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2249  7               GSCP VI NORTH HOLDINGS S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2250  8                 GSCP VI NORTH HOLDINGS CORP.                     525990 - Other       New York      NY        CANADA
                                                                         Financial Vehicles
2251  9                   RED SKY HOLDINGS L.P.                          525990 - Other       New York      NY        CANADA
                                                                         Financial Vehicles
2252  7               GSCP VI ONSHORE HYDROEDGE, L.L.C.                  525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2253  8                 GSCP VI HYDROEDGE HOLDINGS, L.L.C.               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2254  7               GSCPVI BHC CAYMAN LTD.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2255  7               GYMBO HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2256  7               HAWKER BEECHCRAFT, INC                             525990 - Other       Wichita       KS        Delaware
                                                                         Financial Vehicles
2257  7               HWBCC LLC                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2258  8                 HWBCC LP                                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2259  7               HWBCC LP                                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2260  7               INTERLINE BRANDS, INC.                             0 - N/A              Jacksonville  FL        Delaware
2261  7               INVESTMENT HOLDING ENTITY GP, LTD.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2262  8                 PAPERCO HOLDINGS II, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2263  8                 STEEL HOLDINGS, L.P.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2264  7               KAR HOLDINGS II, LLC                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2265  7               LUX GSCP 6 / GSOP DEBT S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2266  7               LVB ACQUISITION HOLDING, LLC                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2267  7               NORTH HOLDINGS CAYMAN CORP.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2268  7               ONTEX I S.A R.L.                                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2269  8                 ONTEX II S.A R.L.                                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2270  9                   ONTEX II-A S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2271  10                    ONTEX III S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2272  11                      ONTEX IV S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2273  12                        ONV TOPCO N.V.                           551112 - Offices of  Zele                    BELGIUM
                                                                         Other Holding
                                                                         Companies
2274  7               PAPERCO HOLDINGS, L.P.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2275  7               PAPERCO INVESTMENTS, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2276  7               PROSIGHT INVESTMENT LLC                            551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2277  8                 PROSIGHT GLOBAL HOLDINGS LIMITED                 551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
2278  9                   PROSIGHT GLOBAL, INC.                          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2279  10                    ProSight Specialty Insurance Holdings, Inc.  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2280  11                      PROSIGHT SPECIALTY INSURANCE GROUP, INC.   551112 - Offices of  New York      NY        New York
                                                                         Other Holding
                                                                         Companies
2281  12                        GOTHAM INSURANCE COMPANY                 524126 - Direct      New York      NY        New York
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
2282  12                        MUTUAL MARINE OFFICE OF THE MIDWEST,     524210 - Insurance   New York      NY        Illinois
                                  INC.                                   Agencies and
                                                                         Brokerages
2283  12                        NEW YORK MARINE AND GENERAL INSURANCE    524126 - Direct      New York      NY        New York
                                  COMPANY                                Property and
                                                                         Casualty Insurance
                                                                         Carriers
2284  13                          GOTHAM INSURANCE COMPANY               524126 - Direct      New York      NY        New York
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
2285  13                          SOUTHWEST MARINE AND GENERAL INSURANCE 524126 - Direct      New York      NY        Arizona
                                    COMPANY                              Property and
                                                                         Casualty Insurance
                                                                         Carriers
2286  12                        PACIFIC MUTUAL MARINE OFFICE, INC.       524210 - Insurance   New York      NY        California
                                                                         Agencies and
                                                                         Brokerages
2287  12                        PROSIGHT SPECIALTY MANAGEMENT COMPANY,   524210 - Insurance   New York      NY        New York
                                  INC.                                   Agencies and
                                                                         Brokerages
2288  9                   PROSIGHT SPECIALTY INTERNATIONAL HOLDINGS      551112 - Offices of  Hamilton                BERMUDA
                            LIMITED                                      Other Holding
                                                                         Companies
2289  10                    PROSIGHT SPECIALTY BERMUDA LIMITED           525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
2290  10                    PROSIGHT SPECIALTY EUROPEAN HOLDINGS LIMITED 551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
2291  11                      EC UNDERWRITING CORPORATE MEMBER LIMITED   525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2292  11                      TSM AGENCIES LIMITED                       525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2293  11                      TSM CAPITAL LIMITED                        525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2294  7               PVF HOLDINGS LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2295  7               PaperCo Holdings II, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2296  7               STEAK HOLDINGS, L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2297  8                 PAPERCO INVESTMENTS, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2298  7               STEEL HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2299  7               TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2300  7               TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP   525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2301  7               TRANSUNION HOLDING COMPANY, INC.                   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2302  7               U.S. SECURITY ASSOCIATES, L.P.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2175  7                GS DEJAKOO, L.L.C.                                    UNITED STATES     N/A         N/A
2176  7                GS Lux Management Services S.a r.l.                   LUXEMBOURG        100         N/A
2177  7                GSCP V EDMC GP, L.L.C.                                UNITED STATES     N/A         N/A
2178  7                GSCP V EDMC HOLDINGS, L.P.                            UNITED STATES     N/A         N/A
2179  7                MULBERRY HOLDINGS II, LLC                             UNITED STATES     N/A         N/A
2180  7                PVF HOLDINGS LLC                                      UNITED STATES     63          N/A
2181  7                SUNGARD CAPITAL CORP.                                 UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2182  6              GS CAPITAL PARTNERS V OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
2183  7                GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2184  8                  ALCHEMY HOLDING S.A.R.L.                            LUXEMBOURG        99          96
2185  8                  ARAMARK HOLDINGS CORPORATION                        UNITED STATES     20          N/A
2186  8                  ATHENA PIKCO LUX S.A R.L.                           LUXEMBOURG        100         N/A
2187  8                  EDUCATION MANAGEMENT CORPORATION                    UNITED STATES     42          N/A
2188  8                  FS Invest S.a r.l.                                  LUXEMBOURG        44          N/A
2189  8                  GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.      CAYMAN ISLANDS    N/A         N/A
2190  8                  GS DEJAKOO II, LLC                                  UNITED STATES     N/A         N/A
2191  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2192  8                  GSCP V EDMC GP, L.L.C.                              UNITED STATES     N/A         N/A
2193  8                  GSCP V EDMC HOLDINGS, L.P.                          UNITED STATES     N/A         N/A
2194  8                  GSCP V OFFSHORE KNIGHT HOLDINGS CORP.               UNITED STATES     100         N/A
2195  9                    GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.             UNITED STATES     N/A         N/A
2196  8                  GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.               UNITED STATES     N/A         N/A
2197  8                  MULBERRY HOLDINGS I, LLC                            UNITED STATES     N/A         N/A
2198  8                  PVF HOLDINGS LLC                                    UNITED STATES     63          N/A
2199  8                  SUNGARD CAPITAL CORP.                               UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2200  7                GSCP V OFFSHORE ADVISORS, L.L.C.                      UNITED STATES     N/A         N/A
2201  8                  GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.           CAYMAN ISLANDS    N/A         N/A
2202  8                  GS PRYSMIAN CO-INVEST GP LIMITED                    CAYMAN ISLANDS    100         N/A
2203  7                SEVRES II S.A.R.L.                                    UNITED KINGDOM    73          73
                                                                             (OTHER)
2204  7                SUPERLIFT HOLDING S.A R.L.                            LUXEMBOURG        44          N/A
2205  6              GS CAPITAL PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
2206  7                GS CAPITAL PARTNERS V FUND, L.P.                      UNITED STATES     N/A         N/A
2207  7                GSCP V ADVISORS, L.L.C.                               UNITED STATES     N/A         N/A
2208  6              GSCP V AIV, L.P.                                        CAYMAN ISLANDS    N/A         N/A
2209  7                SEVRES II S.A.R.L.                                    UNITED KINGDOM    73          73
                                                                             (OTHER)
2210  7                SUPERLIFT HOLDING S.A R.L.                            LUXEMBOURG        44          N/A
2211  6              GSCP V INSTITUTIONAL AIV, L.P.                          CAYMAN ISLANDS    N/A         N/A
2212  7                SEVRES II S.A.R.L.                                    UNITED KINGDOM    73          73
                                                                             (OTHER)
2213  7                SUPERLIFT HOLDING S.A R.L.                            LUXEMBOURG        44          N/A
2214  4          GS CAPITAL PARTNERS V PCP FUND, L.P.                        UNITED STATES     N/A         N/A
2215  4          GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.               CAYMAN ISLANDS    100         N/A
2216  5            GS CAPITAL PARTNERS V PIA FUND, L.P.                      UNITED STATES     N/A         N/A
2217  6              GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.               UNITED STATES     N/A         N/A
2218  6              GS CAPITAL PARTNERS V GMBH & CO. KG                     GERMANY           N/A         N/A
2219  6              GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.               UNITED STATES     N/A         N/A
2220  6              GS CAPITAL PARTNERS V OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
2221  6              GS CAPITAL PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
2222  6              GSCP V AIV, L.P.                                        CAYMAN ISLANDS    N/A         N/A
2223  6              GSCP V INSTITUTIONAL AIV, L.P.                          CAYMAN ISLANDS    N/A         N/A
2224  4          GSCP V OVERRIDE OFFSHORE, LTD                               CAYMAN ISLANDS    100         N/A
2225  4          GSCP V OVERRIDE, L.P.                                       UNITED STATES     N/A         N/A
2226  3        GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.              UNITED STATES     N/A         N/A
2227  4          GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.                  CAYMAN ISLANDS    N/A         N/A
2228  5            GS CAPITAL PARTNERS V PCP FUND, L.P.                      UNITED STATES     N/A         N/A
2229  4          GS CAPITAL PARTNERS V PIA FUND, L.P.                        UNITED STATES     N/A         N/A
2230  4          GS CAPITAL PARTNERS VI EMPLOYEE FUND OFFSHORE, LTD.         CAYMAN ISLANDS    100         N/A
2231  4          GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                  UNITED STATES     N/A         N/A
2232  5            GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
2233  6              GS CAPITAL PARTNERS VI FUND, L.P.                       UNITED STATES     N/A         N/A
2234  7                BLADERUNNER S.A.R.L.                                  LUXEMBOURG        100         N/A
2235  7                BUCK HOLDINGS L.P.                                    UNITED STATES     N/A         21
2236  7                COMPASS DELAWARE HOLDINGS I CORP.                     UNITED STATES     100         N/A
2237  7                CUCINA HOLDINGS SARL                                  LUXEMBOURG        100         N/A
2238  7                GS EDAM DEBT HOLDINGS                                 CAYMAN ISLANDS    99          N/A
2239  7                GS Lux Management Services S.a r.l.                   LUXEMBOURG        100         N/A
2240  7                GS MACE HOLDINGS LIMITED                              MAURITIUS         100         N/A
2241  7                GS SUNRAY HOLDINGS, L.L.C.                            UNITED STATES     N/A         N/A
2242  8                  GS SUNRAY HOLDINGS SUBCO I, L.L.C.                  UNITED STATES     N/A         N/A
2243  9                    Hyatt Hotels Corporation                          UNITED STATES     7           N/A
2244  8                  GS SUNRAY HOLDINGS SUBCO II, L.L.C.                 UNITED STATES     N/A         N/A
2245  9                    Hyatt Hotels Corporation                          UNITED STATES     7           N/A
2246  7                GS TELE CAYMAN                                        CAYMAN ISLANDS    100         N/A
2247  7                GSCP VI AA ONE HOLDING SARL                           LUXEMBOURG        100         N/A
2248  7                GSCP VI HYDROEDGE HOLDINGS, L.L.C.                    UNITED STATES     N/A         N/A
2249  7                GSCP VI NORTH HOLDINGS S.A R.L.                       LUXEMBOURG        100         N/A
2250  8                  GSCP VI NORTH HOLDINGS CORP.                        UNITED STATES     100         N/A
2251  9                    RED SKY HOLDINGS L.P.                             UNITED STATES     N/A         21
2252  7                GSCP VI ONSHORE HYDROEDGE, L.L.C.                     UNITED STATES     N/A         N/A
2253  8                  GSCP VI HYDROEDGE HOLDINGS, L.L.C.                  UNITED STATES     N/A         N/A
2254  7                GSCPVI BHC CAYMAN LTD.                                CAYMAN ISLANDS    100         N/A
2255  7                GYMBO HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2256  7                HAWKER BEECHCRAFT, INC                                UNITED STATES     46          N/A
2257  7                HWBCC LLC                                             UNITED STATES     N/A         N/A
2258  8                  HWBCC LP                                            UNITED STATES     N/A         N/A
2259  7                HWBCC LP                                              UNITED STATES     N/A         N/A
2260  7                INTERLINE BRANDS, INC.                                UNITED STATES     81          N/A
2261  7                INVESTMENT HOLDING ENTITY GP, LTD.                    CAYMAN ISLANDS    100         N/A
2262  8                  PAPERCO HOLDINGS II, L.P.                           CAYMAN ISLANDS    N/A         N/A
2263  8                  STEEL HOLDINGS, L.P.                                CAYMAN ISLANDS    N/A         N/A
2264  7                KAR HOLDINGS II, LLC                                  UNITED STATES     34          N/A
2265  7                LUX GSCP 6 / GSOP DEBT S.A R.L.                       LUXEMBOURG        100         N/A
2266  7                LVB ACQUISITION HOLDING, LLC                          UNITED STATES     24          N/A
2267  7                NORTH HOLDINGS CAYMAN CORP.                           CAYMAN ISLANDS    100         N/A
2268  7                ONTEX I S.A R.L.                                      LUXEMBOURG        50          N/A
2269  8                  ONTEX II S.A R.L.                                   LUXEMBOURG        100         N/A
2270  9                    ONTEX II-A S.A R.L.                               LUXEMBOURG        100         N/A
2271  10                     ONTEX III S.A R.L.                              LUXEMBOURG        100         N/A
2272  11                       ONTEX IV S.A R.L.                             LUXEMBOURG        100         N/A
2273  12                         ONV TOPCO N.V.                              BELGIUM           100         N/A
2274  7                PAPERCO HOLDINGS, L.P.                                UNITED STATES     N/A         N/A
2275  7                PAPERCO INVESTMENTS, L.P.                             CAYMAN ISLANDS    N/A         N/A
2276  7                PROSIGHT INVESTMENT LLC                               UNITED STATES     N/A         N/A
2277  8                  PROSIGHT GLOBAL HOLDINGS LIMITED                    BERMUDA           51          N/A
2278  9                    PROSIGHT GLOBAL, INC.                             UNITED STATES     100         N/A
2279  10                     ProSight Specialty Insurance Holdings, Inc.     UNITED STATES     100         N/A
2280  11                       PROSIGHT SPECIALTY INSURANCE GROUP, INC.      UNITED STATES     100         N/A
2281  12                         GOTHAM INSURANCE COMPANY                    UNITED STATES     100         N/A
2282  12                         MUTUAL MARINE OFFICE OF THE MIDWEST, INC.   UNITED STATES     100         N/A
2283  12                         NEW YORK MARINE AND GENERAL INSURANCE       UNITED STATES     100         N/A
                                   COMPANY
2284  13                           GOTHAM INSURANCE COMPANY                  UNITED STATES     100         N/A
2285  13                           SOUTHWEST MARINE AND GENERAL INSURANCE    UNITED STATES     100         N/A
                                     COMPANY
2286  12                         PACIFIC MUTUAL MARINE OFFICE, INC.          UNITED STATES     100         N/A
2287  12                         PROSIGHT SPECIALTY MANAGEMENT COMPANY, INC. UNITED STATES     100         N/A
2288  9                    PROSIGHT SPECIALTY INTERNATIONAL HOLDINGS LIMITED BERMUDA           100         N/A
2289  10                     PROSIGHT SPECIALTY BERMUDA LIMITED              BERMUDA           100         N/A
2290  10                     PROSIGHT SPECIALTY EUROPEAN HOLDINGS LIMITED    BERMUDA           100         N/A
2291  11                       EC UNDERWRITING CORPORATE MEMBER LIMITED      UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2292  11                       TSM AGENCIES LIMITED                          UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2293  11                       TSM CAPITAL LIMITED                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2294  7                PVF HOLDINGS LLC                                      UNITED STATES     63          N/A
2295  7                PaperCo Holdings II, L.L.C.                           UNITED STATES     N/A         N/A
2296  7                STEAK HOLDINGS, L.L.C.                                UNITED STATES     N/A         N/A
2297  8                  PAPERCO INVESTMENTS, L.P.                           CAYMAN ISLANDS    N/A         N/A
2298  7                STEEL HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2299  7                TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC              UNITED STATES     N/A         N/A
2300  7                TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP      UNITED STATES     100         11
2301  7                TRANSUNION HOLDING COMPANY, INC.                      UNITED STATES     49          N/A
2302  7                U.S. SECURITY ASSOCIATES, L.P.                        UNITED STATES     N/A         N/A

2303  7               Xella International Holdings S.a.r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2304  6             GSCP VI ADVISORS, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2305  7               GS CAPITAL PARTNERS VI FUND, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2306  6             UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED      525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2307  4         GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2308  4         GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2309  4         GS CAPITAL PARTNERS VI PIA FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2310  5           GS CAPITAL PARTNERS VI GMBH & CO. KG                   525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2311  6             BLADERUNNER S.A.R.L.                                 551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
2312  6             BUCK HOLDINGS L.P.                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2313  6             CUCINA HOLDINGS SARL                                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2314  6             EDAM ACQUISITION HOLDING I COOPERATIEF U.A.          525990 - Other       Hilversum               NETHERLANDS
                                                                         Financial Vehicles
2315  6             GS EDAM DEBT HOLDINGS                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2316  6             GS Lux Management Services S.a r.l.                  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2317  6             GS MACE HOLDINGS LIMITED                             551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2318  6             GS SUNRAY GERMAN FUND I, LTD.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2319  7               GS SUNRAY GERMAN FUND, L.P.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2320  8                 GS SUNRAY HOLDINGS, L.L.C.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2321  6             GS SUNRAY GERMAN FUND II, LTD.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2322  7               GS SUNRAY GERMAN FUND, L.P.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2323  6             GS TELE CAYMAN                                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2324  6             GSCP VI AA ONE HOLDING SARL                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2325  6             GSCP VI GERMANY EDGEMARC, INC.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2326  6             GSCP VI GERMANY KNIGHT HOLDINGS CORP.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2327  7               GSCP VI GERMANY KNIGHT HOLDINGS, L.P.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2328  6             GSCP VI GERMANY TXU HOLDINGS CAYMAN, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2329  7               GSCP VI GERMANY TXU HOLDINGS, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2330  8                 TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2331  8                 TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP 525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2332  6             GSCP VI GERMANY TXU HOLDINGS, LTD.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2333  7               GSCP VI GERMANY TXU HOLDINGS, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2334  6             GSCP VI GMBH COMPASS CAYMAN GP CORP.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2335  7               GSCP VI GMBH COMPASS HOLDINGS L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2336  8                 COMPASS CAYMAN HOLDINGS L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2337  6             GSCP VI GMBH COMPASS CAYMAN LTD.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2338  7               GSCP VI GMBH COMPASS HOLDINGS L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2339  6             GSCP VI GMBH GYMBO HOLDINGS, L.L.C.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2340  7               GYMBO HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2341  6             GSCP VI GMBH HYDROEDGE (CAYMAN) LTD.                 525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2342  6             GSCP VI GMBH KNIGHT HOLDINGS                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2343  7               GSCP VI GERMANY KNIGHT HOLDINGS, L.P.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2344  6             GSCP VI GMBH NAVI GP, LTD.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2345  7               GSCP VI GMBH NAVI, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2346  6             GSCP VI GMBH NAVI, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2347  6             GSCP VI GMBH PAPERCO INVESTMENTS, L.L.C.             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2348  7               PAPERCO INVESTMENTS, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2349  6             GSCP VI GMBH STEEL HOLDINGS, L.L.C.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2350  6             GSCP VI GmbH Investment Holdings (Cayman) Ltd.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2351  7               GSCP VI GMBH PAPERCO HOLDINGS, L.L.C.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2352  7               GSCP VI GmbH PaperCo, L.L.C.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2353  7               GYMBO HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2354  6             GSCP VI NORTH HOLDINGS S.A R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2355  6             GSCPVI BHC CAYMAN LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2356  6             HAWKER BEECHCRAFT, INC                               525990 - Other       Wichita       KS        Delaware
                                                                         Financial Vehicles
2357  6             HWBCC LLC                                            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2358  6             HWBCC LP                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2359  6             INTERLINE BRANDS, INC.                               0 - N/A              Jacksonville  FL        Delaware
2360  6             KAR HOLDINGS II, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2361  6             LUX GSCP 6 / GSOP DEBT S.A R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2362  6             LVB ACQUISITION HOLDING, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2363  6             MFI HOLDING CORPORATION                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2364  6             NORTH HOLDINGS CAYMAN CORP.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2365  6             OCEANS14 GMBH, LTD.                                  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2366  6             ONTEX I S.A R.L.                                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2367  6             PROSIGHT INVESTMENT LLC                              551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2368  6             PVF HOLDINGS LLC                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2369  6             SPARTANSHIELD HOLDINGS                               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2370  6             STEAK HOLDINGS, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2371  6             STEEL HOLDINGS, L.P.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2372  6             UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED      525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2373  6             Xella International Holdings S.a.r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2374  5           GS CAPITAL PARTNERS VI OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2375  6             GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2376  7               BLADERUNNER S.A.R.L.                               551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
2377  7               BUCK HOLDINGS L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2378  7               CUCINA HOLDINGS SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2379  7               GS EDAM DEBT HOLDINGS                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2380  7               GS Lux Management Services S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2381  7               GS MACE HOLDINGS LIMITED                           551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2382  7               GS SUNRAY OFFSHORE FUND, L.P.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2383  8                 GS SUNRAY HOLDINGS, L.L.C.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2384  7               GS SUNRAY OFFSHORE FUND, LTD.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2385  8                 GS SUNRAY OFFSHORE FUND, L.P.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2386  7               GS TELE CAYMAN                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2387  7               GSCP VI AA ONE HOLDING SARL                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2388  7               GSCP VI NORTH HOLDINGS S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2389  7               GSCP VI OFFSHORE COMPASS CAYMAN GP CORP.           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2390  8                 GSCP VI OFFSHORE COMPASS HOLDINGS L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2391  9                   COMPASS CAYMAN HOLDINGS L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2392  7               GSCP VI OFFSHORE COMPASS HOLDINGS L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2393  7               GSCP VI OFFSHORE EDGEMARC, L.L.C.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2394  8                 GSCP VI HYDROEDGE HOLDINGS, L.L.C.               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2395  7               GSCP VI OFFSHORE GYMBO HOLDINGS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2396  8                 GYMBO HOLDINGS, L.P.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2397  7               GSCP VI OFFSHORE KNIGHT HOLDINGS CORP.             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2398  8                 GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2399  7               GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2400  7               GSCP VI OFFSHORE PAPERCO HOLDINGS, L.L.C.          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2401  7               GSCP VI OFFSHORE PAPERCO INVESTMENTS, L.L.C.       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2402  8                 PAPERCO INVESTMENTS, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2403  7               GSCP VI OFFSHORE STEEL HOLDINGS, L.L.C.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2404  7               GSCP VI Offshore PaperCo, L.L.C.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2405  7               GSCPVI BHC CAYMAN LTD.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2406  7               GYMBO HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2407  7               HAWKER BEECHCRAFT, INC                             525990 - Other       Wichita       KS        Delaware
                                                                         Financial Vehicles
2408  7               HWBCC LLC                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2409  7               HWBCC LP                                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2410  7               INTERLINE BRANDS, INC.                             0 - N/A              Jacksonville  FL        Delaware
2411  7               KAR HOLDINGS II, LLC                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2412  7               LUX GSCP 6 / GSOP DEBT S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2413  7               LVB ACQUISITION HOLDING, LLC                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2414  7               NORTH HOLDINGS CAYMAN CORP.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2415  7               ONTEX I S.A R.L.                                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2416  7               PROSIGHT INVESTMENT LLC                            551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2417  7               PVF HOLDINGS LLC                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2418  7               SPARTANSHIELD HOLDINGS                             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2419  7               STEAK HOLDINGS, L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2420  7               STEEL HOLDINGS, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2421  7               Xella International Holdings S.a.r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2422  6             GSCP VI OFFSHORE ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2423  7               GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2424  6             GSCP VI OFFSHORE TXU HOLDINGS CAYMAN GP, LLC         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2425  7               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2426  8                 GSCP VI OFFSHORE TXU HOLDINGS, L.P.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2427  9                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2428  9                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           525990 - Other       Fort Worth    TX        Delaware
                            PARTNERSHIP                                  Financial Vehicles
2429  6             GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2430  6             GSCP VI OFFSHORE TXU HOLDINGS, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2303  7                Xella International Holdings S.a.r.l.                 LUXEMBOURG        50          N/A
2304  6              GSCP VI ADVISORS, L.L.C.                                UNITED STATES     N/A         N/A
2305  7                GS CAPITAL PARTNERS VI FUND, L.P.                     UNITED STATES     N/A         N/A
2306  6              UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED         GUERNSEY          N/A         43
2307  4          GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.           CAYMAN ISLANDS    N/A         N/A
2308  4          GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.              CAYMAN ISLANDS    100         N/A
2309  4          GS CAPITAL PARTNERS VI PIA FUND, L.P.                       UNITED STATES     N/A         N/A
2310  5            GS CAPITAL PARTNERS VI GMBH & CO. KG                      GERMANY           N/A         N/A
2311  6              BLADERUNNER S.A.R.L.                                    LUXEMBOURG        100         N/A
2312  6              BUCK HOLDINGS L.P.                                      UNITED STATES     N/A         21
2313  6              CUCINA HOLDINGS SARL                                    LUXEMBOURG        100         N/A
2314  6              EDAM ACQUISITION HOLDING I COOPERATIEF U.A.             NETHERLANDS       33          N/A
2315  6              GS EDAM DEBT HOLDINGS                                   CAYMAN ISLANDS    99          N/A
2316  6              GS Lux Management Services S.a r.l.                     LUXEMBOURG        100         N/A
2317  6              GS MACE HOLDINGS LIMITED                                MAURITIUS         100         N/A
2318  6              GS SUNRAY GERMAN FUND I, LTD.                           CAYMAN ISLANDS    100         N/A
2319  7                GS SUNRAY GERMAN FUND, L.P.                           UNITED STATES     N/A         N/A
2320  8                  GS SUNRAY HOLDINGS, L.L.C.                          UNITED STATES     N/A         N/A
2321  6              GS SUNRAY GERMAN FUND II, LTD.                          CAYMAN ISLANDS    100         N/A
2322  7                GS SUNRAY GERMAN FUND, L.P.                           UNITED STATES     N/A         N/A
2323  6              GS TELE CAYMAN                                          CAYMAN ISLANDS    100         N/A
2324  6              GSCP VI AA ONE HOLDING SARL                             LUXEMBOURG        100         N/A
2325  6              GSCP VI GERMANY EDGEMARC, INC.                          UNITED STATES     100         N/A
2326  6              GSCP VI GERMANY KNIGHT HOLDINGS CORP.                   UNITED STATES     100         N/A
2327  7                GSCP VI GERMANY KNIGHT HOLDINGS, L.P.                 UNITED STATES     N/A         N/A
2328  6              GSCP VI GERMANY TXU HOLDINGS CAYMAN, LTD.               CAYMAN ISLANDS    100         N/A
2329  7                GSCP VI GERMANY TXU HOLDINGS, L.P.                    UNITED STATES     N/A         N/A
2330  8                  TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC            UNITED STATES     N/A         N/A
2331  8                  TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP    UNITED STATES     100         11
2332  6              GSCP VI GERMANY TXU HOLDINGS, LTD.                      CAYMAN ISLANDS    100         N/A
2333  7                GSCP VI GERMANY TXU HOLDINGS, L.P.                    UNITED STATES     N/A         N/A
2334  6              GSCP VI GMBH COMPASS CAYMAN GP CORP.                    UNITED STATES     100         N/A
2335  7                GSCP VI GMBH COMPASS HOLDINGS L.P.                    CAYMAN ISLANDS    N/A         N/A
2336  8                  COMPASS CAYMAN HOLDINGS L.P.                        CAYMAN ISLANDS    N/A         N/A
2337  6              GSCP VI GMBH COMPASS CAYMAN LTD.                        CAYMAN ISLANDS    100         N/A
2338  7                GSCP VI GMBH COMPASS HOLDINGS L.P.                    CAYMAN ISLANDS    N/A         N/A
2339  6              GSCP VI GMBH GYMBO HOLDINGS, L.L.C.                     UNITED STATES     N/A         N/A
2340  7                GYMBO HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2341  6              GSCP VI GMBH HYDROEDGE (CAYMAN) LTD.                    UNITED STATES     100         N/A
2342  6              GSCP VI GMBH KNIGHT HOLDINGS                            CAYMAN ISLANDS    100         N/A
2343  7                GSCP VI GERMANY KNIGHT HOLDINGS, L.P.                 UNITED STATES     N/A         N/A
2344  6              GSCP VI GMBH NAVI GP, LTD.                              CAYMAN ISLANDS    100         N/A
2345  7                GSCP VI GMBH NAVI, L.P.                               CAYMAN ISLANDS    N/A         N/A
2346  6              GSCP VI GMBH NAVI, L.P.                                 CAYMAN ISLANDS    N/A         N/A
2347  6              GSCP VI GMBH PAPERCO INVESTMENTS, L.L.C.                UNITED STATES     N/A         N/A
2348  7                PAPERCO INVESTMENTS, L.P.                             CAYMAN ISLANDS    N/A         N/A
2349  6              GSCP VI GMBH STEEL HOLDINGS, L.L.C.                     UNITED STATES     N/A         N/A
2350  6              GSCP VI GmbH Investment Holdings (Cayman) Ltd.          CAYMAN ISLANDS    100         N/A
2351  7                GSCP VI GMBH PAPERCO HOLDINGS, L.L.C.                 UNITED STATES     N/A         N/A
2352  7                GSCP VI GmbH PaperCo, L.L.C.                          UNITED STATES     N/A         N/A
2353  7                GYMBO HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2354  6              GSCP VI NORTH HOLDINGS S.A R.L.                         LUXEMBOURG        100         N/A
2355  6              GSCPVI BHC CAYMAN LTD.                                  CAYMAN ISLANDS    100         N/A
2356  6              HAWKER BEECHCRAFT, INC                                  UNITED STATES     46          N/A
2357  6              HWBCC LLC                                               UNITED STATES     N/A         N/A
2358  6              HWBCC LP                                                UNITED STATES     N/A         N/A
2359  6              INTERLINE BRANDS, INC.                                  UNITED STATES     81          N/A
2360  6              KAR HOLDINGS II, LLC                                    UNITED STATES     34          N/A
2361  6              LUX GSCP 6 / GSOP DEBT S.A R.L.                         LUXEMBOURG        100         N/A
2362  6              LVB ACQUISITION HOLDING, LLC                            UNITED STATES     24          N/A
2363  6              MFI HOLDING CORPORATION                                 UNITED STATES     72          N/A
2364  6              NORTH HOLDINGS CAYMAN CORP.                             CAYMAN ISLANDS    100         N/A
2365  6              OCEANS14 GMBH, LTD.                                     CAYMAN ISLANDS    100         N/A
2366  6              ONTEX I S.A R.L.                                        LUXEMBOURG        50          N/A
2367  6              PROSIGHT INVESTMENT LLC                                 UNITED STATES     N/A         N/A
2368  6              PVF HOLDINGS LLC                                        UNITED STATES     63          N/A
2369  6              SPARTANSHIELD HOLDINGS                                  UNITED STATES     N/A         N/A
2370  6              STEAK HOLDINGS, L.L.C.                                  UNITED STATES     N/A         N/A
2371  6              STEEL HOLDINGS, L.P.                                    CAYMAN ISLANDS    N/A         N/A
2372  6              UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED         GUERNSEY          N/A         43
2373  6              Xella International Holdings S.a.r.l.                   LUXEMBOURG        50          N/A
2374  5            GS CAPITAL PARTNERS VI OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
2375  6              GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.              CAYMAN ISLANDS    N/A         N/A
2376  7                BLADERUNNER S.A.R.L.                                  LUXEMBOURG        100         N/A
2377  7                BUCK HOLDINGS L.P.                                    UNITED STATES     N/A         21
2378  7                CUCINA HOLDINGS SARL                                  LUXEMBOURG        100         N/A
2379  7                GS EDAM DEBT HOLDINGS                                 CAYMAN ISLANDS    99          N/A
2380  7                GS Lux Management Services S.a r.l.                   LUXEMBOURG        100         N/A
2381  7                GS MACE HOLDINGS LIMITED                              MAURITIUS         100         N/A
2382  7                GS SUNRAY OFFSHORE FUND, L.P.                         UNITED STATES     N/A         N/A
2383  8                  GS SUNRAY HOLDINGS, L.L.C.                          UNITED STATES     N/A         N/A
2384  7                GS SUNRAY OFFSHORE FUND, LTD.                         CAYMAN ISLANDS    100         N/A
2385  8                  GS SUNRAY OFFSHORE FUND, L.P.                       UNITED STATES     N/A         N/A
2386  7                GS TELE CAYMAN                                        CAYMAN ISLANDS    100         N/A
2387  7                GSCP VI AA ONE HOLDING SARL                           LUXEMBOURG        100         N/A
2388  7                GSCP VI NORTH HOLDINGS S.A R.L.                       LUXEMBOURG        100         N/A
2389  7                GSCP VI OFFSHORE COMPASS CAYMAN GP CORP.              UNITED STATES     100         N/A
2390  8                  GSCP VI OFFSHORE COMPASS HOLDINGS L.P.              CAYMAN ISLANDS    N/A         N/A
2391  9                    COMPASS CAYMAN HOLDINGS L.P.                      CAYMAN ISLANDS    N/A         N/A
2392  7                GSCP VI OFFSHORE COMPASS HOLDINGS L.P.                CAYMAN ISLANDS    N/A         N/A
2393  7                GSCP VI OFFSHORE EDGEMARC, L.L.C.                     UNITED STATES     N/A         N/A
2394  8                  GSCP VI HYDROEDGE HOLDINGS, L.L.C.                  UNITED STATES     N/A         N/A
2395  7                GSCP VI OFFSHORE GYMBO HOLDINGS, L.L.C.               UNITED STATES     N/A         N/A
2396  8                  GYMBO HOLDINGS, L.P.                                CAYMAN ISLANDS    N/A         N/A
2397  7                GSCP VI OFFSHORE KNIGHT HOLDINGS CORP.                UNITED STATES     100         N/A
2398  8                  GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.              UNITED STATES     N/A         N/A
2399  7                GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.                UNITED STATES     N/A         N/A
2400  7                GSCP VI OFFSHORE PAPERCO HOLDINGS, L.L.C.             UNITED STATES     N/A         N/A
2401  7                GSCP VI OFFSHORE PAPERCO INVESTMENTS, L.L.C.          UNITED STATES     N/A         N/A
2402  8                  PAPERCO INVESTMENTS, L.P.                           CAYMAN ISLANDS    N/A         N/A
2403  7                GSCP VI OFFSHORE STEEL HOLDINGS, L.L.C.               UNITED STATES     N/A         N/A
2404  7                GSCP VI Offshore PaperCo, L.L.C.                      UNITED STATES     N/A         N/A
2405  7                GSCPVI BHC CAYMAN LTD.                                CAYMAN ISLANDS    100         N/A
2406  7                GYMBO HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2407  7                HAWKER BEECHCRAFT, INC                                UNITED STATES     46          N/A
2408  7                HWBCC LLC                                             UNITED STATES     N/A         N/A
2409  7                HWBCC LP                                              UNITED STATES     N/A         N/A
2410  7                INTERLINE BRANDS, INC.                                UNITED STATES     81          N/A
2411  7                KAR HOLDINGS II, LLC                                  UNITED STATES     34          N/A
2412  7                LUX GSCP 6 / GSOP DEBT S.A R.L.                       LUXEMBOURG        100         N/A
2413  7                LVB ACQUISITION HOLDING, LLC                          UNITED STATES     24          N/A
2414  7                NORTH HOLDINGS CAYMAN CORP.                           CAYMAN ISLANDS    100         N/A
2415  7                ONTEX I S.A R.L.                                      LUXEMBOURG        50          N/A
2416  7                PROSIGHT INVESTMENT LLC                               UNITED STATES     N/A         N/A
2417  7                PVF HOLDINGS LLC                                      UNITED STATES     63          N/A
2418  7                SPARTANSHIELD HOLDINGS                                UNITED STATES     N/A         N/A
2419  7                STEAK HOLDINGS, L.L.C.                                UNITED STATES     N/A         N/A
2420  7                STEEL HOLDINGS, L.P.                                  CAYMAN ISLANDS    N/A         N/A
2421  7                Xella International Holdings S.a.r.l.                 LUXEMBOURG        50          N/A
2422  6              GSCP VI OFFSHORE ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
2423  7                GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
2424  6              GSCP VI OFFSHORE TXU HOLDINGS CAYMAN GP, LLC            UNITED STATES     N/A         N/A
2425  7                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.            CAYMAN ISLANDS    N/A         N/A
2426  8                  GSCP VI OFFSHORE TXU HOLDINGS, L.P.                 UNITED STATES     N/A         N/A
2427  9                    TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC          UNITED STATES     N/A         N/A
2428  9                    TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP  UNITED STATES     100         11
2429  6              GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.              CAYMAN ISLANDS    N/A         N/A
2430  6              GSCP VI OFFSHORE TXU HOLDINGS, L.P.                     UNITED STATES     N/A         N/A

2431  6             MFI HOLDING CORPORATION                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2432  6             UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED      525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2433  5           GS CAPITAL PARTNERS VI PARALLEL, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2434  6             BLADERUNNER S.A.R.L.                                 551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
2435  6             BUCK HOLDINGS L.P.                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2436  6             COMPASS DELAWARE HOLDINGS II CORP.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2437  6             CUCINA HOLDINGS SARL                                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2438  6             EDAM ACQUISITION HOLDING I COOPERATIEF U.A.          525990 - Other       Hilversum               NETHERLANDS
                                                                         Financial Vehicles
2439  6             GS EDAM DEBT HOLDINGS                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2440  6             GS Lux Management Services S.a r.l.                  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2441  6             GS MACE HOLDINGS LIMITED                             551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2442  6             GS SUNRAY HOLDINGS PARALLEL, L.L.C.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2443  7               GS SUNRAY HOLDINGS PARALLEL SUBCO, L.L.C.          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2444  8                 Hyatt Hotels Corporation                         531390 - Other       Chicago       IL        Delaware
                                                                         activities related
                                                                         to real estate
2445  6             GS TELE CAYMAN                                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2446  6             GSCP VI AA ONE PARALLEL HOLDING SARL                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2447  6             GSCP VI PARALLEL EDGEMARC HOLDINGS, L.L.C.           525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2448  6             GSCP VI PARALLEL EDGEMARC, L.L.C.                    525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2449  7               GSCP VI PARALLEL EDGEMARC HOLDINGS, L.L.C.         525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2450  6             GSCP VI PARALLEL HYDROEDGE, L.L.C.                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2451  6             GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2452  7               GSCP VI PARALLEL NORTH HOLDING CORP.               525990 - Other       Halifax       NS        CANADA
                                                                         Financial Vehicles
2453  8                 RED SKY HOLDINGS L.P.                            525990 - Other       New York      NY        CANADA
                                                                         Financial Vehicles
2454  6             GSCP VI PARALLEL PROSIGHT, L.L.C.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2455  7               ProSight Parallel Investment LLC                   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2456  8                 PROSIGHT GLOBAL HOLDINGS LIMITED                 551112 - Offices of  Hamilton                BERMUDA
                                                                         Other Holding
                                                                         Companies
2457  6             GSCP VI PARALLEL WHITELABEL B LLC                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2458  7               GSCP VI PARALLEL WHITELABEL S LLC                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2459  8                 ONTEX I S.A R.L.                                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2460  6             GSCP VI PARALLEL WHITELABEL S LLC                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2461  6             GSCPVI BHC CAYMAN LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2462  6             GYMBO HOLDINGS, L.P.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2463  6             HAWKER BEECHCRAFT, INC                               525990 - Other       Wichita       KS        Delaware
                                                                         Financial Vehicles
2464  6             HWBCC LLC                                            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2465  6             HWBCC LP                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2466  6             INTERLINE BRANDS, INC.                               0 - N/A              Jacksonville  FL        Delaware
2467  6             KAR HOLDINGS II, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2468  6             LUX GSCP 6 / GSOP DEBT S.A R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2469  6             LVB ACQUISITION HOLDING, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2470  6             MFI HOLDING CORPORATION                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2471  6             NORTH HOLDINGS CAYMAN CORP.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2472  6             PAPERCO INVESTMENTS, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2473  6             PVF HOLDINGS LLC                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2474  6             STEAK HOLDINGS, L.L.C.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2475  6             STEEL HOLDINGS, L.P.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2476  6             TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2477  6             TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP     525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2478  6             TRANSUNION HOLDING COMPANY, INC.                     551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2479  6             VALOUR HOLDINGS GP, L.L.C.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2480  7               U.S. SECURITY ASSOCIATES, L.P.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2481  6             Xella International Holdings S.a.r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2482  5           GS CAPITAL PARTNERS VI, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2483  6             GS CAPITAL PARTNERS VI FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2484  6             GSCP VI ADVISORS, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2485  6             MFI HOLDING CORPORATION                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2486  4         GS CAPITAL PARTNERS VI PIA PMD QP FUND OFFSHORE, LTD.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2487  4         GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2488  4         GS CAPITAL PARTNERS VI PMD ESC FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2489  4         GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2490  4         GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P. 525990 - Other       George Town             New York
                                                                         Financial Vehicles
2491  4         GS CAPITAL PARTNERS VI PMD QP FUND OFFSHORE, LTD.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2492  4         GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2493  5           GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2494  5           GS CAPITAL PARTNERS VI GMBH & CO. KG                   525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2495  5           GS CAPITAL PARTNERS VI OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2496  5           GS CAPITAL PARTNERS VI PARALLEL, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2497  5           GS CAPITAL PARTNERS VI, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2498  3       GS DIRECT, L.L.C.                                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2499  4         GOLDMAN SACHS CLEAN TECHNOLOGY INVESTMENTS GK            525990 - Other       Minato-ku               JAPAN
                                                                         Financial Vehicles
2500  4         GS CHROMA HOLDINGS LIMITED                               525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2501  4         GS DIRECT GD LIMITED                                     525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2502  4         GS DIRECT PHARMA LIMITED                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2503  4         GS DIRECT VALENTINE HOLDINGS                             551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2504  4         GS HEAL HOLDINGS LIMITED                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2505  4         GS LOGISTICS HOLDINGS LTD                                525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2506  4         GS PHERECLUS HOLDINGS LIMITED                            525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
2507  4         GS Treasure S.a r.l.                                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2508  4         VGG HOLDING LLC                                          525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
2509  4         WATERCUBE HOLDINGS, L.L.C.                               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2510  4         YES NETWORK HOLDING COMPANY, LLC                         525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
2511  3       GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2512  4         GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2513  5           GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2514  6             GS LOAN PARTNERS I ONSHORE, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2515  7               GSLP I ONSHORE INVESTMENT FUND, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2516  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2517  8                 GSLP I ONSHORE HOLDINGS FUND, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2518  8                 GSLP I ONSHORE S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2519  9                   GSLP I ONSHORE (BRENNTAG) S.A R.L.             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2520  4         GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2521  3       GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2522  4         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND OFFSHORE, LTD.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2523  5           GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2524  6             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2525  7               GSMP 2006 OFFSHORE INVESTMENT FUND, LTD.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2526  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2527  8                 GSMP 2006 OFFSHORE INTERNATIONAL, LTD.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2528  9                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL      525990 - Other       George Town             CAYMAN
                            (BRENNTAG), LTD.                             Financial Vehicles                           ISLANDS
2529  9                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL,     525990 - Other       George Town             CAYMAN
                            LTD.                                         Financial Vehicles                           ISLANDS
2530  10                    GSMP 2006 OFFSHORE HOLDINGS S.A.R.L.         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2531  9                   SEVRES II S.A.R.L.                             525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2532  7               GSMP 2006 OFFSHORE S.A.R.L.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2533  7               GSMP 2006 OFFSHORE US, LTD.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2534  8                 GSMP 2006 OFFSHORE HARRAH'S HOLDINGS, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2535  8                 GSMP 2006 OFFSHORE HOLDINGS US, LTD.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2536  8                 GSMP 2006 OFFSHORE MARSICO INVESTMENT, LTD.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2537  8                 GSMP 2006 OFFSHORE SBI HOLDINGS, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2538  5           GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2539  4         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2540  5           GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2541  5           GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2542  4         GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2543  5           GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2544  6             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,       525990 - Other       New York      NY        Delaware
                      L.L.C.                                             Financial Vehicles
2545  7               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     525990 - Other       George Town             CAYMAN
                        L.P.                                             Financial Vehicles                           ISLANDS
2546  8                 GSMP 2006 INSTITUTIONAL INVESTMENT FUND, LTD.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2547  9                   GS Lux Management Services S.a r.l.            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2548  9                   GSMP 2006 INSTITUTIONAL INTERNATIONAL, LTD.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2549  10                    GSMP 2006 INSTITUTIONAL HOLDINGS             525990 - Other       George Town             CAYMAN
                              INTERNATIONAL, LTD.                        Financial Vehicles                           ISLANDS
2550  11                      GSMP 2006 INSTITUTIONAL HOLDINGS           525990 - Other       George Town             CAYMAN
                                INTERNATIONAL (BRENNTAG), LTD.           Financial Vehicles                           ISLANDS
2551  11                      GSMP 2006 INSTITUTIONAL HOLDINGS S.A.R.L.  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2552  10                    SEVRES II S.A.R.L.                           525990 - Other       London                  LUXEMBOURG
                                                                         Financial Vehicles
2553  9                   GSMP 2006 INSTITUTIONAL US, LTD.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2554  10                    GSMP 2006 INSTITUTIONAL HARRAH'S HOLDINGS,   525990 - Other       George Town             CAYMAN
                              LTD.                                       Financial Vehicles                           ISLANDS
2555  10                    GSMP 2006 INSTITUTIONAL HOLDINGS US, LTD.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2556  10                    GSMP 2006 INSTITUTIONAL MARSICO INVESTMENT,  525990 - Other       George Town             CAYMAN
                              LTD.                                       Financial Vehicles                           ISLANDS
2557  8                 GSMP 2006 INSTITUTIONAL S.A.R.L.                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2558  6             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS

2431  6              MFI HOLDING CORPORATION                                 UNITED STATES     72          N/A
2432  6              UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED         GUERNSEY          N/A         43
2433  5            GS CAPITAL PARTNERS VI PARALLEL, L.P.                     UNITED STATES     N/A         N/A
2434  6              BLADERUNNER S.A.R.L.                                    LUXEMBOURG        100         N/A
2435  6              BUCK HOLDINGS L.P.                                      UNITED STATES     N/A         21
2436  6              COMPASS DELAWARE HOLDINGS II CORP.                      UNITED STATES     100         N/A
2437  6              CUCINA HOLDINGS SARL                                    LUXEMBOURG        100         N/A
2438  6              EDAM ACQUISITION HOLDING I COOPERATIEF U.A.             NETHERLANDS       33          N/A
2439  6              GS EDAM DEBT HOLDINGS                                   CAYMAN ISLANDS    99          N/A
2440  6              GS Lux Management Services S.a r.l.                     LUXEMBOURG        100         N/A
2441  6              GS MACE HOLDINGS LIMITED                                MAURITIUS         100         N/A
2442  6              GS SUNRAY HOLDINGS PARALLEL, L.L.C.                     UNITED STATES     N/A         N/A
2443  7                GS SUNRAY HOLDINGS PARALLEL SUBCO, L.L.C.             UNITED STATES     N/A         N/A
2444  8                  Hyatt Hotels Corporation                            UNITED STATES     7           N/A
2445  6              GS TELE CAYMAN                                          CAYMAN ISLANDS    100         N/A
2446  6              GSCP VI AA ONE PARALLEL HOLDING SARL                    LUXEMBOURG        100         N/A
2447  6              GSCP VI PARALLEL EDGEMARC HOLDINGS, L.L.C.              UNITED STATES     N/A         N/A
2448  6              GSCP VI PARALLEL EDGEMARC, L.L.C.                       UNITED STATES     N/A         N/A
2449  7                GSCP VI PARALLEL EDGEMARC HOLDINGS, L.L.C.            UNITED STATES     N/A         N/A
2450  6              GSCP VI PARALLEL HYDROEDGE, L.L.C.                      UNITED STATES     N/A         N/A
2451  6              GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.                LUXEMBOURG        100         N/A
2452  7                GSCP VI PARALLEL NORTH HOLDING CORP.                  CANADA            100         N/A
2453  8                  RED SKY HOLDINGS L.P.                               UNITED STATES     N/A         21
2454  6              GSCP VI PARALLEL PROSIGHT, L.L.C.                       UNITED STATES     N/A         N/A
2455  7                ProSight Parallel Investment LLC                      UNITED STATES     N/A         N/A
2456  8                  PROSIGHT GLOBAL HOLDINGS LIMITED                    BERMUDA           51          N/A
2457  6              GSCP VI PARALLEL WHITELABEL B LLC                       UNITED STATES     N/A         N/A
2458  7                GSCP VI PARALLEL WHITELABEL S LLC                     UNITED STATES     N/A         N/A
2459  8                  ONTEX I S.A R.L.                                    LUXEMBOURG        50          N/A
2460  6              GSCP VI PARALLEL WHITELABEL S LLC                       UNITED STATES     N/A         N/A
2461  6              GSCPVI BHC CAYMAN LTD.                                  CAYMAN ISLANDS    100         N/A
2462  6              GYMBO HOLDINGS, L.P.                                    CAYMAN ISLANDS    N/A         N/A
2463  6              HAWKER BEECHCRAFT, INC                                  UNITED STATES     46          N/A
2464  6              HWBCC LLC                                               UNITED STATES     N/A         N/A
2465  6              HWBCC LP                                                UNITED STATES     N/A         N/A
2466  6              INTERLINE BRANDS, INC.                                  UNITED STATES     81          N/A
2467  6              KAR HOLDINGS II, LLC                                    UNITED STATES     34          N/A
2468  6              LUX GSCP 6 / GSOP DEBT S.A R.L.                         LUXEMBOURG        100         N/A
2469  6              LVB ACQUISITION HOLDING, LLC                            UNITED STATES     24          N/A
2470  6              MFI HOLDING CORPORATION                                 UNITED STATES     72          N/A
2471  6              NORTH HOLDINGS CAYMAN CORP.                             CAYMAN ISLANDS    100         N/A
2472  6              PAPERCO INVESTMENTS, L.P.                               CAYMAN ISLANDS    N/A         N/A
2473  6              PVF HOLDINGS LLC                                        UNITED STATES     63          N/A
2474  6              STEAK HOLDINGS, L.L.C.                                  UNITED STATES     N/A         N/A
2475  6              STEEL HOLDINGS, L.P.                                    CAYMAN ISLANDS    N/A         N/A
2476  6              TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                UNITED STATES     N/A         N/A
2477  6              TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP        UNITED STATES     100         11
2478  6              TRANSUNION HOLDING COMPANY, INC.                        UNITED STATES     49          N/A
2479  6              VALOUR HOLDINGS GP, L.L.C.                              UNITED STATES     N/A         N/A
2480  7                U.S. SECURITY ASSOCIATES, L.P.                        UNITED STATES     N/A         N/A
2481  6              Xella International Holdings S.a.r.l.                   LUXEMBOURG        50          N/A
2482  5            GS CAPITAL PARTNERS VI, L.P.                              UNITED STATES     N/A         N/A
2483  6              GS CAPITAL PARTNERS VI FUND, L.P.                       UNITED STATES     N/A         N/A
2484  6              GSCP VI ADVISORS, L.L.C.                                UNITED STATES     N/A         N/A
2485  6              MFI HOLDING CORPORATION                                 UNITED STATES     72          N/A
2486  4          GS CAPITAL PARTNERS VI PIA PMD QP FUND OFFSHORE, LTD.       CAYMAN ISLANDS    100         N/A
2487  4          GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                UNITED STATES     N/A         N/A
2488  4          GS CAPITAL PARTNERS VI PMD ESC FUND OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
2489  4          GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                   UNITED STATES     N/A         N/A
2490  4          GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.    CAYMAN ISLANDS    N/A         N/A
2491  4          GS CAPITAL PARTNERS VI PMD QP FUND OFFSHORE, LTD.           CAYMAN ISLANDS    100         N/A
2492  4          GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                    UNITED STATES     N/A         N/A
2493  5            GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
2494  5            GS CAPITAL PARTNERS VI GMBH & CO. KG                      GERMANY           N/A         N/A
2495  5            GS CAPITAL PARTNERS VI OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
2496  5            GS CAPITAL PARTNERS VI PARALLEL, L.P.                     UNITED STATES     N/A         N/A
2497  5            GS CAPITAL PARTNERS VI, L.P.                              UNITED STATES     N/A         N/A
2498  3        GS DIRECT, L.L.C.                                             UNITED STATES     N/A         N/A
2499  4          GOLDMAN SACHS CLEAN TECHNOLOGY INVESTMENTS GK               JAPAN             N/A         N/A
2500  4          GS CHROMA HOLDINGS LIMITED                                  MAURITIUS         100         N/A
2501  4          GS DIRECT GD LIMITED                                        MAURITIUS         100         N/A
2502  4          GS DIRECT PHARMA LIMITED                                    MAURITIUS         100         N/A
2503  4          GS DIRECT VALENTINE HOLDINGS                                CAYMAN ISLANDS    100         N/A
2504  4          GS HEAL HOLDINGS LIMITED                                    MAURITIUS         50          N/A
2505  4          GS LOGISTICS HOLDINGS LTD                                   MAURITIUS         100         N/A
2506  4          GS PHERECLUS HOLDINGS LIMITED                               MAURITIUS         100         N/A
2507  4          GS Treasure S.a r.l.                                        LUXEMBOURG        100         N/A
2508  4          VGG HOLDING LLC                                             UNITED STATES     19          N/A
2509  4          WATERCUBE HOLDINGS, L.L.C.                                  UNITED STATES     N/A         N/A
2510  4          YES NETWORK HOLDING COMPANY, LLC                            UNITED STATES     11          N/A
2511  3        GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.                  UNITED STATES     N/A         N/A
2512  4          GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                      UNITED STATES     N/A         N/A
2513  5            GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.             UNITED STATES     N/A         N/A
2514  6              GS LOAN PARTNERS I ONSHORE, L.P.                        UNITED STATES     N/A         N/A
2515  7                GSLP I ONSHORE INVESTMENT FUND, L.L.C.                UNITED STATES     N/A         N/A
2516  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2517  8                  GSLP I ONSHORE HOLDINGS FUND, L.L.C.                UNITED STATES     N/A         N/A
2518  8                  GSLP I ONSHORE S.A R.L.                             LUXEMBOURG        100         N/A
2519  9                    GSLP I ONSHORE (BRENNTAG) S.A R.L.                LUXEMBOURG        100         N/A
2520  4          GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.               UNITED STATES     N/A         N/A
2521  3        GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.          UNITED STATES     N/A         N/A
2522  4          GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND OFFSHORE, LTD.     CAYMAN ISLANDS    100         N/A
2523  5            GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.          UNITED STATES     N/A         N/A
2524  6              GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
2525  7                GSMP 2006 OFFSHORE INVESTMENT FUND, LTD.              CAYMAN ISLANDS    100         N/A
2526  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2527  8                  GSMP 2006 OFFSHORE INTERNATIONAL, LTD.              CAYMAN ISLANDS    100         N/A
2528  9                    GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL         CAYMAN ISLANDS    100         N/A
                             (BRENNTAG), LTD.
2529  9                    GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL, LTD.   CAYMAN ISLANDS    100         N/A
2530  10                     GSMP 2006 OFFSHORE HOLDINGS S.A.R.L.            LUXEMBOURG        100         N/A
2531  9                    SEVRES II S.A.R.L.                                UNITED KINGDOM    73          73
                                                                             (OTHER)
2532  7                GSMP 2006 OFFSHORE S.A.R.L.                           LUXEMBOURG        100         N/A
2533  7                GSMP 2006 OFFSHORE US, LTD.                           CAYMAN ISLANDS    100         N/A
2534  8                  GSMP 2006 OFFSHORE HARRAH'S HOLDINGS, LTD.          CAYMAN ISLANDS    100         N/A
2535  8                  GSMP 2006 OFFSHORE HOLDINGS US, LTD.                CAYMAN ISLANDS    100         N/A
2536  8                  GSMP 2006 OFFSHORE MARSICO INVESTMENT, LTD.         CAYMAN ISLANDS    100         N/A
2537  8                  GSMP 2006 OFFSHORE SBI HOLDINGS, LTD.               CAYMAN ISLANDS    100         N/A
2538  5            GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.            CAYMAN ISLANDS    N/A         N/A
2539  4          GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.              UNITED STATES     N/A         N/A
2540  5            GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
2541  5            GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.             UNITED STATES     N/A         N/A
2542  4          GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, L.P.          CAYMAN ISLANDS    N/A         N/A
2543  5            GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.            CAYMAN ISLANDS    N/A         N/A
2544  6              GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND, L.L.C.   UNITED STATES     N/A         N/A
2545  7                GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND, L.P.   CAYMAN ISLANDS    N/A         N/A
2546  8                  GSMP 2006 INSTITUTIONAL INVESTMENT FUND, LTD.       CAYMAN ISLANDS    100         N/A
2547  9                    GS Lux Management Services S.a r.l.               LUXEMBOURG        100         N/A
2548  9                    GSMP 2006 INSTITUTIONAL INTERNATIONAL, LTD.       CAYMAN ISLANDS    100         N/A
2549  10                     GSMP 2006 INSTITUTIONAL HOLDINGS INTERNATIONAL, CAYMAN ISLANDS    100         N/A
                               LTD.
2550  11                       GSMP 2006 INSTITUTIONAL HOLDINGS              CAYMAN ISLANDS    100         N/A
                                 INTERNATIONAL (BRENNTAG), LTD.
2551  11                       GSMP 2006 INSTITUTIONAL HOLDINGS S.A.R.L.     LUXEMBOURG        100         N/A
2552  10                     SEVRES II S.A.R.L.                              UNITED KINGDOM    73          73
                                                                             (OTHER)
2553  9                    GSMP 2006 INSTITUTIONAL US, LTD.                  CAYMAN ISLANDS    100         N/A
2554  10                     GSMP 2006 INSTITUTIONAL HARRAH'S HOLDINGS, LTD. CAYMAN ISLANDS    100         N/A
2555  10                     GSMP 2006 INSTITUTIONAL HOLDINGS US, LTD.       CAYMAN ISLANDS    100         N/A
2556  10                     GSMP 2006 INSTITUTIONAL MARSICO INVESTMENT,     CAYMAN ISLANDS    100         N/A
                               LTD.
2557  8                  GSMP 2006 INSTITUTIONAL S.A.R.L.                    LUXEMBOURG        100         N/A
2558  6              GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND, L.P.     CAYMAN ISLANDS    N/A         N/A

2559  5           GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2560  6             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2561  6             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2562  4         GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2563  4         GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2564  5           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2565  5           GS MEZZANINE PARTNERS 2006, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2566  4         GS MEZZANINE PARTNERS 2006 PIA FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2567  5           GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2568  5           GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2569  4         GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2570  5           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2571  5           GS MEZZANINE PARTNERS 2006, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2572  3       GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2573  4         GS FUND HOLDINGS, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2574  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE  525990 - Other       New York      NY        Delaware
                    II, L.L.C.                                           Financial Vehicles
2575  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2576  7               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2577  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2578  8                 GSMP V OFFSHORE INTERNATIONAL, LTD.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2579  9                   GSMP V OFFSHORE HOLDINGS INTERNATIONAL, LTD.   525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2580  9                   UMBRELLASTREAM LIMITED PARTNERSHIP             525990 - Other       St. Peter               GUERNSEY
                           INCORPORATED                                  Financial Vehicles   Port
2581  8                 GSMP V OFFSHORE INVESTMENT FUND, LTD.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2582  8                 GSMP V OFFSHORE S.a r.l.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2583  8                 GSMP V OFFSHORE US, LTD.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2584  9                   GSMP V OFFSHORE MARSICO INVESTMENT, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2585  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2586  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE   525990 - Other       New York      NY        Delaware
                    II, L.L.C.                                           Financial Vehicles
2587  6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2588  6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2589  4         GS MEZZANINE PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2590  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE, 525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
2591  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2592  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2593  4         GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2594  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,  525990 - Other       New York      NY        Delaware
                    L.P.                                                 Financial Vehicles
2595  6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2596  6             GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2597  4         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE    525990 - Other       New York      NY        Delaware
                  II, L.L.C.                                             Financial Vehicles
2598  4         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,   525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
2599  4         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE II, 525990 - Other       New York      NY        Delaware
                  L.L.C.                                                 Financial Vehicles
2600  4         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,    525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
2601  4         GS MEZZANINE PARTNERS V PIA FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2602  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,  525990 - Other       New York      NY        Delaware
                    L.P.                                                 Financial Vehicles
2603  5           GS MEZZANINE PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2604  4         GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2605  5           GS MEZZANINE PARTNERS V PMD QP FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2606  6             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other       New York      NY        Delaware
                      ONSHORE, L.P.                                      Financial Vehicles
2607  6             GS MEZZANINE PARTNERS V, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2608  4         GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2609  5           GS MEZZANINE PARTNERS V PMD QP FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2610  4         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2611  5           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE, 525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
2612  5           GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2613  6             GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.L.C.   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2614  7               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.   525990 - Other       George Town             New York
                                                                         Financial Vehicles
2615  8                 GS Lux Management Services S.a r.l.              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2616  8                 GSMP V INSTITUTIONAL INTERNATIONAL, LTD.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2617  9                   UMBRELLASTREAM LIMITED PARTNERSHIP             525990 - Other       St. Peter               GUERNSEY
                            INCORPORATED                                 Financial Vehicles   Port
2618  8                 GSMP V INSTITUTIONAL INVESTMENT FUND, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2619  8                 GSMP V INSTITUTIONAL S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2620  8                 GSMP V INSTITUTIONAL US, LTD.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2621  9                   GSMP V INSTITUTIONAL MARSICO INVESTMENT, LTD.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2622  6             GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.     525990 - Other       George Town             New York
                                                                         Financial Vehicles
2623  5           GS MEZZANINE PARTNERS V OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2624  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2625  6             GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2626  4         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2627  5           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2628  4         GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2629  3       GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2630  3       GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2631  4         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND I, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2632  5           GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2633  4         GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND I, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2634  3       GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2635  4         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND II, LLC 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2636  4         GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND II, LLC 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2637  3       GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2638  3       GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                    525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2639  4         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VII,    525990 - Other       New York      NY        Delaware
                  LLC                                                    Financial Vehicles
2640  5           GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,    525910 - Open-End    New York      NY        Delaware
                    LLC                                                  Investment Funds
2641  4         GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2642  3       JEREZ FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS        525910 - Open-End    Osasco                  BRAZIL
                NAO-PADRONIZADOS MULTICARTEIRA                           Investment Funds
2643  3       LIQUIDITYMATCH LLC                                         525990 - Other       Jersey City   NJ        Delaware
                                                                         Financial Vehicles
2644  3       M-CCP PARENT, INC.                                         525990 - Other       Charlotte     NC        Delaware
                                                                         Financial Vehicles
2645  4         M-CCP HOLDINGS, INC.                                     551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
2646  5           MERGENT, INC.                                          518210 - Data        Charlotte     NC        Delaware
                                                                         Processing, Hosting,
                                                                         and Related Services
2647  3       MBD 2011 ADVISORS, L.L.C.                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2648  4         MBD 2011, L.P.                                           525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2649  3       NYSE AMEX OPTIONS LLC                                      523210 - Securities  New York      NY        Delaware
                                                                         and Commodity
                                                                         Exchanges
2650  3       PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2651  4         PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2652  5           PRIVATE EQUITY GROUP MASTER FUND VIII, LLC             525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2653  4         PRIVATE EQUITY GROUP MASTER FUND VIII, LLC               525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2654  3       PIVOTAL HOLDINGS LTD.                                      525990 - Other       Montreal      QC        CANADA
                                                                         Financial Vehicles
2655  4         PIVOTAL PAYMENTS INC.                                    525990 - Other       Melville      NY        Delaware
                                                                         Financial Vehicles
2656  4         Pivotal Payments Corporation                             525990 - Other       Montreal      QC        CANADA
                                                                         Financial Vehicles
2657  3       PRLP VENTURES II, LLC                                      551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
2658  4         PRLP 2011 HOLDINGS LLC                                   551112 - Offices of  San Juan      PR        PUERTO RICO
                                                                         Other Holding
                                                                         Companies
2659  3       PRLP VENTURES LLC                                          525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
2660  4         CPG/GS PR NPL, LLC                                       525990 - Other       San Juan                PUERTO RICO
                                                                         Financial Vehicles
2661  3       ProSight Equity Management Inc.                            551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2662  4         PROSIGHT INVESTMENT LLC                                  551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2663  4         ProSight Parallel Investment LLC                         551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2664  3       REDI GLOBAL TECHNOLOGIES LLC                               523120 - Securities  New York      NY        New York
                                                                         Brokerage
2665  3       REDLINE TRADING SOLUTIONS, INC.                            511210 -             Woburn        MA        Delaware
                                                                         Applications
                                                                         software, computer,
                                                                         packaged
2666  3       SHOELANE GP, L.L.C.                                        525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2667  4         SHOELANE, L.P.                                           525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2668  3       SPIRAL HOLDINGS INC.                                       525990 - Other       Woodcliff     NJ        Delaware
                                                                         Financial Vehicles   Lake
2669  4         SPIRAL INTERMEDIATE INC.                                 525990 - Other       Woodcliff     NJ        Delaware
                                                                         Financial Vehicles   Lake
2670  5           SYNCSORT INCORPORATED                                  541511 - Computer    Woodcliff     NJ        New Jersey
                                                                         program or software  Lake
                                                                         development
2671  3       STONE STREET PEP TECHNOLOGY 2000, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2672  4         BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2673  4         STONE STREET PEP TECHNOLOGY FUND 2000, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2674  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other       New York      NY        Delaware
                PARTNERSHIP 2008                                         Financial Vehicles
2675  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2676  4         W2008 INTERNATIONAL FINANCE SUB LTD.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2677  5           W2007 BEAR L.L.C.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2678  5           W2007/W2008 FINANCE LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2679  5           W2008 JUPITER INVESTMENT CAYMAN LTD.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2680  5           W2008 OUKA (DELAWARE) L.L.C.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2681  5           W2008 RAINBOW 1 (DELAWARE) L.L.C.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2682  5           W2008 RAINBOW 2 (DELAWARE) L.L.C.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2683  5           W2008 RAINBOW 3 (DELAWARE) L.L.C.                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2684  5           WHITEHALL EUROPEAN RE 7 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2685  6             WHITEHALL EUROPEAN RE 7A S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2686  7               AMELIA HOLDING 1 B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles

2559  5            GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                 CAYMAN ISLANDS    N/A         N/A
2560  6              GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.        UNITED STATES     N/A         N/A
2561  6              GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
2562  4          GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
2563  4          GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                   UNITED STATES     N/A         N/A
2564  5            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.            UNITED STATES     N/A         N/A
2565  5            GS MEZZANINE PARTNERS 2006, L.P.                          UNITED STATES     N/A         N/A
2566  4          GS MEZZANINE PARTNERS 2006 PIA FUND OFFSHORE, LTD.          CAYMAN ISLANDS    100         N/A
2567  5            GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.            CAYMAN ISLANDS    N/A         N/A
2568  5            GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                 CAYMAN ISLANDS    N/A         N/A
2569  4          GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                   UNITED STATES     N/A         N/A
2570  5            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.            UNITED STATES     N/A         N/A
2571  5            GS MEZZANINE PARTNERS 2006, L.P.                          UNITED STATES     N/A         N/A
2572  3        GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.             UNITED STATES     N/A         N/A
2573  4          GS FUND HOLDINGS, L.L.C.                                    UNITED STATES     N/A         N/A
2574  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE II, UNITED STATES     N/A         N/A
                     L.L.C.
2575  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
2576  7                GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.           CAYMAN ISLANDS    N/A         N/A
2577  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2578  8                  GSMP V OFFSHORE INTERNATIONAL, LTD.                 CAYMAN ISLANDS    100         N/A
2579  9                    GSMP V OFFSHORE HOLDINGS INTERNATIONAL, LTD.      UNITED STATES     100         N/A
2580  9                    UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED   GUERNSEY          N/A         43
2581  8                  GSMP V OFFSHORE INVESTMENT FUND, LTD.               CAYMAN ISLANDS    100         N/A
2582  8                  GSMP V OFFSHORE S.a r.l.                            LUXEMBOURG        100         N/A
2583  8                  GSMP V OFFSHORE US, LTD.                            CAYMAN ISLANDS    100         N/A
2584  9                    GSMP V OFFSHORE MARSICO INVESTMENT, LTD.          CAYMAN ISLANDS    100         N/A
2585  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2586  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE II,  UNITED STATES     N/A         N/A
                     L.L.C.
2587  6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.            UNITED STATES     N/A         N/A
2588  6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.              UNITED STATES     N/A         N/A
2589  4          GS MEZZANINE PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.        CAYMAN ISLANDS    100         N/A
2590  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                     L.P.
2591  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
2592  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2593  4          GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
2594  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,     UNITED STATES     N/A         N/A
                     L.P.
2595  6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.            UNITED STATES     N/A         N/A
2596  6              GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.              UNITED STATES     N/A         N/A
2597  4          GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE II,   UNITED STATES     N/A         N/A
                   L.L.C.
2598  4          GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE, L.P. CAYMAN ISLANDS    N/A         N/A
2599  4          GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE II,    UNITED STATES     N/A         N/A
                   L.L.C.
2600  4          GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE, L.P.  UNITED STATES     N/A         N/A
2601  4          GS MEZZANINE PARTNERS V PIA FUND, L.P.                      UNITED STATES     N/A         N/A
2602  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,     UNITED STATES     N/A         N/A
                     L.P.
2603  5            GS MEZZANINE PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
2604  4          GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.               UNITED STATES     N/A         N/A
2605  5            GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                 UNITED STATES     N/A         N/A
2606  6              GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND ONSHORE,   UNITED STATES     N/A         N/A
                       L.P.
2607  6              GS MEZZANINE PARTNERS V, L.P.                           UNITED STATES     N/A         N/A
2608  4          GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.                  UNITED STATES     N/A         N/A
2609  5            GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                 UNITED STATES     N/A         N/A
2610  4          GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.             CAYMAN ISLANDS    N/A         N/A
2611  5            GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                     L.P.
2612  5            GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.               CAYMAN ISLANDS    N/A         N/A
2613  6              GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.L.C.      UNITED STATES     N/A         N/A
2614  7                GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.      CAYMAN ISLANDS    N/A         N/A
2615  8                  GS Lux Management Services S.a r.l.                 LUXEMBOURG        100         N/A
2616  8                  GSMP V INSTITUTIONAL INTERNATIONAL, LTD.            CAYMAN ISLANDS    100         N/A
2617  9                    UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED   GUERNSEY          N/A         43
2618  8                  GSMP V INSTITUTIONAL INVESTMENT FUND, LTD.          CAYMAN ISLANDS    100         N/A
2619  8                  GSMP V INSTITUTIONAL S.A R.L.                       LUXEMBOURG        100         N/A
2620  8                  GSMP V INSTITUTIONAL US, LTD.                       CAYMAN ISLANDS    100         N/A
2621  9                    GSMP V INSTITUTIONAL MARSICO INVESTMENT, LTD.     CAYMAN ISLANDS    100         N/A
2622  6              GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.        CAYMAN ISLANDS    N/A         N/A
2623  5            GS MEZZANINE PARTNERS V OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
2624  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.           UNITED STATES     N/A         N/A
2625  6              GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
2626  4          GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, LTD.             CAYMAN ISLANDS    100         N/A
2627  5            GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.           CAYMAN ISLANDS    N/A         N/A
2628  4          GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                   UNITED STATES     N/A         N/A
2629  3        GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.                 UNITED STATES     N/A         N/A
2630  3        GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                         UNITED STATES     N/A         N/A
2631  4          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND I, LLC     UNITED STATES     N/A         N/A
2632  5            GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC     UNITED STATES     N/A         N/A
2633  4          GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND I, LLC     UNITED STATES     N/A         N/A
2634  3        GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                        UNITED STATES     N/A         N/A
2635  4          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND II, LLC    UNITED STATES     N/A         N/A
2636  4          GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND II, LLC    UNITED STATES     N/A         N/A
2637  3        GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                        UNITED STATES     N/A         N/A
2638  3        GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                       UNITED STATES     N/A         N/A
2639  4          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VII, LLC   UNITED STATES     N/A         N/A
2640  5            GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC   UNITED STATES     N/A         N/A
2641  4          GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC     UNITED STATES     N/A         N/A
2642  3        JEREZ FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS           BRAZIL            100         N/A
                 NAO-PADRONIZADOS MULTICARTEIRA
2643  3        LIQUIDITYMATCH LLC                                            UNITED STATES     N/A         N/A
2644  3        M-CCP PARENT, INC.                                            UNITED STATES     100         N/A
2645  4          M-CCP HOLDINGS, INC.                                        UNITED STATES     100         N/A
2646  5            MERGENT, INC.                                             UNITED STATES     100         N/A
2647  3        MBD 2011 ADVISORS, L.L.C.                                     UNITED STATES     N/A         N/A
2648  4          MBD 2011, L.P.                                              UNITED STATES     N/A         N/A
2649  3        NYSE AMEX OPTIONS LLC                                         UNITED STATES     N/A         N/A
2650  3        PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                         UNITED STATES     N/A         N/A
2651  4          PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC                UNITED STATES     N/A         N/A
2652  5            PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                UNITED STATES     N/A         N/A
2653  4          PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                  UNITED STATES     N/A         N/A
2654  3        PIVOTAL HOLDINGS LTD.                                         CANADA            1           N/A
2655  4          PIVOTAL PAYMENTS INC.                                       UNITED STATES     100         N/A
2656  4          Pivotal Payments Corporation                                CANADA            100         N/A
2657  3        PRLP VENTURES II, LLC                                         UNITED STATES     N/A         N/A
2658  4          PRLP 2011 HOLDINGS LLC                                      UNITED STATES     N/A         N/A
2659  3        PRLP VENTURES LLC                                             UNITED STATES     N/A         N/A
2660  4          CPG/GS PR NPL, LLC                                          PUERTO RICO       N/A         N/A
2661  3        ProSight Equity Management Inc.                               UNITED STATES     100         N/A
2662  4          PROSIGHT INVESTMENT LLC                                     UNITED STATES     N/A         N/A
2663  4          ProSight Parallel Investment LLC                            UNITED STATES     N/A         N/A
2664  3        REDI GLOBAL TECHNOLOGIES LLC                                  UNITED STATES     N/A         N/A
2665  3        REDLINE TRADING SOLUTIONS, INC.                               UNITED STATES     100         N/A
2666  3        SHOELANE GP, L.L.C.                                           UNITED STATES     N/A         N/A
2667  4          SHOELANE, L.P.                                              UNITED STATES     N/A         N/A
2668  3        SPIRAL HOLDINGS INC.                                          UNITED STATES     19          N/A
2669  4          SPIRAL INTERMEDIATE INC.                                    UNITED STATES     100         N/A
2670  5            SYNCSORT INCORPORATED                                     UNITED STATES     100         N/A
2671  3        STONE STREET PEP TECHNOLOGY 2000, L.L.C.                      UNITED STATES     N/A         N/A
2672  4          BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.                UNITED STATES     N/A         N/A
2673  4          STONE STREET PEP TECHNOLOGY FUND 2000, L.P.                 UNITED STATES     N/A         N/A
2674  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED            UNITED STATES     N/A         N/A
                 PARTNERSHIP 2008
2675  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
2676  4          W2008 INTERNATIONAL FINANCE SUB LTD.                        CAYMAN ISLANDS    100         N/A
2677  5            W2007 BEAR L.L.C.                                         UNITED STATES     N/A         N/A
2678  5            W2007/W2008 FINANCE LTD.                                  CAYMAN ISLANDS    100         N/A
2679  5            W2008 JUPITER INVESTMENT CAYMAN LTD.                      CAYMAN ISLANDS    100         N/A
2680  5            W2008 OUKA (DELAWARE) L.L.C.                              UNITED STATES     N/A         N/A
2681  5            W2008 RAINBOW 1 (DELAWARE) L.L.C.                         UNITED STATES     N/A         N/A
2682  5            W2008 RAINBOW 2 (DELAWARE) L.L.C.                         UNITED STATES     N/A         N/A
2683  5            W2008 RAINBOW 3 (DELAWARE) L.L.C.                         UNITED STATES     N/A         N/A
2684  5            WHITEHALL EUROPEAN RE 7 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
2685  6              WHITEHALL EUROPEAN RE 7A S.A R.L.                       LUXEMBOURG        100         N/A
2686  7                AMELIA HOLDING 1 B.V.                                 NETHERLANDS       100         N/A

2687  7               RESTIO B.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2688  8                 SATUREA B.V.                                     531390 - Other       Amsterdam               NETHERLANDS
                                                                         activities related
                                                                         to real estate
2689  9                   LANCASTER GMBH & CO. KG                        525990 - Other       Dusseldorf              GERMANY
                                                                         Financial Vehicles
2690  9                   LANCASTER HOLDING GmbH                         525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2691  5           WHITEHALL EUROPEAN RE 8 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2692  6             WHITEHALL EUROPEAN RE 8A S.A R.L.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2693  7               AMELIA HOLDING 1 B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2694  7               RESTIO B.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2695  5           WHITEHALL EUROPEAN RE 9 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2696  6             Whitehall European RE 9A S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2697  7               AMELIA HOLDING 1 B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2698  7               RESTIO B.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2699  2     GOLDMAN, SACHS & CO. FINANZ GMBH                             551112 - Offices of  Frankfurt am            GERMANY
                                                                         Other Holding        Main
                                                                         Companies
2700  3       GOLDMAN SACHS AG                                           522110 - Commercial  Frankfurt am            GERMANY
                                                                         Banking              Main
2701  2     GOLDMAN, SACHS & CO. WERTPAPIER GMBH                         523110 - Investment  Frankfurt am            GERMANY
                                                                         Banking and          Main
                                                                         Securities Dealing
2702  2     GREENE AVENUE LIHTC LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2703  2     GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011    525990 - Other       George Town             CAYMAN
              OFFSHORE ADVISORS INC.                                     Financial Vehicles                           ISLANDS
2704  3       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011  525990 - Other       George Town             CAYMAN
                OFFSHORE L.P.                                            Financial Vehicles                           ISLANDS
2705  4         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other       George Town             CAYMAN
                  2011 OFFSHORE HOLDINGS L.P.                            Financial Vehicles                           ISLANDS
2706  5           GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:   551112 - Offices of  George Town             CAYMAN
                    2011 OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.  Other Holding                                ISLANDS
                                                                         Companies
2707  2     GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011    525990 - Other       George Town             CAYMAN
               OFFSHORE HOLDINGS ADVISORS INC.                           Financial Vehicles                           ISLANDS
2708  3       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011  525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS L.P.                                   Financial Vehicles                           ISLANDS
2709  2     GS (ASIA) L.P.                                               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2710  2     GS - MPIM I, LLC                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2711  2     GS 1 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2712  3       GS 1 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2713  2     GS 2 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2714  3       GS 2 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2715  2     GS 20 FRONT MEMBER LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2716  2     GS 2280 FDB MEMBER LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2717  2     GS 230 PARK ADVISORS, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2718  2     GS 3 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2719  3       GS 3 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2720  2     GS 4 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2721  3       GS 4 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2722  2     GS 5 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2723  3       GS 5 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2724  2     GS 5555 HOLLYWOOD MEMBER LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2725  2     GS 6 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2726  3       GS 6 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2727  2     GS 7 HOLDINGS S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2728  3       GS 7 S.A R.L.                                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2729  2     GS ACA, LLC                                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2730  2     GS ADMINISTRATIVE SERVICES, LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2731  2     GS ADVISORS 2000, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2732  3       GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2733  4         FS Invest S.a r.l.                                       525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2734  4         GS 2000-I, L.L.C.                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2735  4         GSCP 2000 OFFSHORE CCH HOLDING                           525990 - Other       George Town             Delaware
                                                                         Financial Vehicles
2736  4         SUNGARD CAPITAL CORP.                                    51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2737  3       GS CAPITAL PARTNERS 2000, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2738  4         FS Invest S.a r.l.                                       525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2739  4         GS 2000-I, L.L.C.                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2740  4         SUNGARD CAPITAL CORP.                                    51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2741  2     GS ADVISORS II, L.L.C.                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2742  2     GS ADVISORS III, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2743  3       GS CAPITAL PARTNERS III OFFSHORE, L.P.                     525990 - Other       George Town             Delaware
                                                                         Financial Vehicles
2744  3       GS CAPITAL PARTNERS III, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2745  4         EACCESS HOLDINGS L.L.C.                                  551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
2746  2     GS ADVISORS V AIV, LTD.                                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2747  3       GSCP V AIV, L.P.                                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2748  3       GSCP V INSTITUTIONAL AIV, L.P.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2749  2     GS ADVISORS V, L.L.C.                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2750  3       GS CAPITAL PARTNERS V GMBH & CO. KG                        525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2751  3       GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2752  3       GS CAPITAL PARTNERS V OFFSHORE, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2753  3       GS CAPITAL PARTNERS V, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2754  3       GS PRYSMIAN CO-INVEST GP LIMITED                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2755  2     GS ADVISORS VI AIV, LTD.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2756  3       GSCP VI AIV, L.P.                                          525990 - Other       George Town             New York
                                                                         Financial Vehicles
2757  4         UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED          525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2758  3       GSCP VI PARALLEL AIV, L.P.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2759  4         UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED          525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
2760  2     GS ADVISORS VI, L.L.C.                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2761  3       GS CAPITAL PARTNERS VI GMBH & CO. KG                       525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2762  3       GS CAPITAL PARTNERS VI OFFSHORE, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2763  3       GS CAPITAL PARTNERS VI PARALLEL, L.P.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2764  3       GS CAPITAL PARTNERS VI, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2765  3       PAPERCO HOLDINGS, L.P.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2766  2     GS ADVISORS, L.L.C.                                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2767  2     GS AT ADVISORS, L.L.C.                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2768  2     GS AYCO SENIOR HOLDING LLC                                   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2769  3       GS AYCO HOLDING LLC                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2770  4         MERCER ALLIED COMPANY, L.P.                              523120 - Securities  Saratoga      NY        Delaware
                                                                         Brokerage            Springs
2771  4         SARATOGA SPRINGS LLC                                     551112 - Offices of  Saratoga      NY        Delaware
                                                                         Other Holding        Springs
                                                                         Companies
2772  5           THE AYCO COMPANY, L.P.                                 523930 - Investment  Saratoga      NY        Delaware
                                                                         Advice               Springs
2773  6             MERCER ALLIED COMPANY, L.P.                          523120 - Securities  Saratoga      NY        Delaware
                                                                         Brokerage            Springs
2774  6             THE AYCO SERVICES AGENCY, L.P.                       524210 - Insurance   Saratoga      NY        Delaware
                                                                         Agencies and         Springs
                                                                         Brokerages
2775  7               MERCAY CORPORATION                                 551112 - Offices of  Saratoga      NY        Delaware
                                                                         Other Holding        Springs
                                                                         Companies
2776  8                 THE AYCO SERVICES INSURANCE AGENCY, INC.         524210 - Insurance   Saratoga      NY        New York
                                                                         Agencies and         Springs
                                                                         Brokerages
2777  4         THE AYCO COMPANY, L.P.                                   523930 - Investment  Saratoga      NY        Delaware
                                                                         Advice               Springs
2778  4         THE AYCO SERVICES AGENCY, L.P.                           524210 - Insurance   Saratoga      NY        Delaware
                                                                         Agencies and         Springs
                                                                         Brokerages
2779  2     GS BMET ADVISORS, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2780  3       GOLDMAN SACHS BMET INVESTORS, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2781  2     GS BMET OFFSHORE ADVISORS, INC.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2782  3       GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2783  3       GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2784  4         GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2785  2     GS BPC Parking Garage, LLC                                   531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
2786  2     GS CABLE ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2787  3       GOLDMAN SACHS CABLE INVESTORS, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2788  2     GS CABLE INVESTORS SLP, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2789  3       GOLDMAN SACHS CABLE INVESTORS, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2790  2     GS CAPITAL OPPORTUNITIES LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2791  3       GS FINANCING OPPORTUNITIES LLC                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2792  2     GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2793  3       FS Invest S.a r.l.                                         525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
2794  3       GS 2000-I, L.L.C.                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2795  3       GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG        525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
2796  3       GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2797  3       GS CAPITAL PARTNERS 2000, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2798  3       SUNGARD CAPITAL CORP.                                      51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
2799  2     GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG          525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
2800  2     GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2801  2     GS CAPITAL PARTNERS 2000, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2802  2     GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP       525990 - Other       Berlin                  GERMANY
                                                                         Financial Vehicles
2803  2     GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP      525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2804  2     GS CAPITAL PARTNERS III OFFSHORE, L.P.                       525990 - Other       George Town             Delaware
                                                                         Financial Vehicles
2805  2     GS CAPITAL PARTNERS III, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2806  2     GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2807  2     GS CAPITAL PARTNERS V GMBH & CO. KG                          525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2808  2     GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2809  2     GS CAPITAL PARTNERS V OFFSHORE, L.P.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2810  2     GS CAPITAL PARTNERS V PCP FUND, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2811  2     GS CAPITAL PARTNERS V PIA FUND, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2812  2     GS CAPITAL PARTNERS V, L.P.                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2813  2     GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                   525990 - Other       New York      NY        New York
                                                                         Financial Vehicles
2814  2     GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS

2687  7                RESTIO B.V.                                           NETHERLANDS       100         N/A
2688  8                  SATUREA B.V.                                        NETHERLANDS       100         N/A
2689  9                    LANCASTER GMBH & CO. KG                           GERMANY           100         100
2690  9                    LANCASTER HOLDING GmbH                            GERMANY           100         N/A
2691  5            WHITEHALL EUROPEAN RE 8 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
2692  6              WHITEHALL EUROPEAN RE 8A S.A R.L.                       LUXEMBOURG        100         N/A
2693  7                AMELIA HOLDING 1 B.V.                                 NETHERLANDS       100         N/A
2694  7                RESTIO B.V.                                           NETHERLANDS       100         N/A
2695  5            WHITEHALL EUROPEAN RE 9 S.A R.L.                          LUXEMBOURG        100         N/A
2696  6              Whitehall European RE 9A S.a r.l.                       LUXEMBOURG        100         N/A
2697  7                AMELIA HOLDING 1 B.V.                                 NETHERLANDS       100         N/A
2698  7                RESTIO B.V.                                           NETHERLANDS       100         N/A
2699  2      GOLDMAN, SACHS & CO. FINANZ GMBH                                GERMANY           100         N/A
2700  3        GOLDMAN SACHS AG                                              GERMANY           100         N/A
2701  2      GOLDMAN, SACHS & CO. WERTPAPIER GMBH                            GERMANY           100         N/A
2702  2      GREENE AVENUE LIHTC LLC                                         UNITED STATES     N/A         N/A
2703  2      GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011       CAYMAN ISLANDS    100         N/A
                OFFSHORE ADVISORS INC.
2704  3        GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011     CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE L.P.
2705  4          GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011   CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE HOLDINGS L.P.
2706  5            GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011 CAYMAN ISLANDS    100         N/A
                     OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.
2707  2      GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011       CAYMAN ISLANDS    100         N/A
               OFFSHORE HOLDINGS ADVISORS INC.
2708  3        GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011     CAYMAN ISLANDS    N/A         N/A
                 OFFSHORE HOLDINGS L.P.
2709  2      GS (ASIA) L.P.                                                  UNITED STATES     N/A         N/A
2710  2      GS - MPIM I, LLC                                                UNITED STATES     N/A         N/A
2711  2      GS 1 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2712  3        GS 1 S.A R.L.                                                 LUXEMBOURG        100         N/A
2713  2      GS 2 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2714  3        GS 2 S.A R.L.                                                 LUXEMBOURG        100         N/A
2715  2      GS 20 FRONT MEMBER LLC                                          UNITED STATES     N/A         N/A
2716  2      GS 2280 FDB MEMBER LLC                                          UNITED STATES     N/A         N/A
2717  2      GS 230 PARK ADVISORS, L.L.C.                                    UNITED STATES     N/A         N/A
2718  2      GS 3 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2719  3        GS 3 S.A R.L.                                                 LUXEMBOURG        100         N/A
2720  2      GS 4 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2721  3        GS 4 S.A R.L.                                                 LUXEMBOURG        100         N/A
2722  2      GS 5 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2723  3        GS 5 S.A R.L.                                                 LUXEMBOURG        100         N/A
2724  2      GS 5555 HOLLYWOOD MEMBER LLC                                    UNITED STATES     N/A         N/A
2725  2      GS 6 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2726  3        GS 6 S.A R.L.                                                 LUXEMBOURG        100         N/A
2727  2      GS 7 HOLDINGS S.A R.L.                                          LUXEMBOURG        100         N/A
2728  3        GS 7 S.A R.L.                                                 LUXEMBOURG        100         N/A
2729  2      GS ACA, LLC                                                     UNITED STATES     N/A         N/A
2730  2      GS ADMINISTRATIVE SERVICES, LLC                                 UNITED STATES     N/A         N/A
2731  2      GS ADVISORS 2000, L.L.C.                                        UNITED STATES     N/A         N/A
2732  3        GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                       CAYMAN ISLANDS    N/A         N/A
2733  4          FS Invest S.a r.l.                                          LUXEMBOURG        44          N/A
2734  4          GS 2000-I, L.L.C.                                           UNITED STATES     N/A         N/A
2735  4          GSCP 2000 OFFSHORE CCH HOLDING                              CAYMAN ISLANDS    100         N/A
2736  4          SUNGARD CAPITAL CORP.                                       UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2737  3        GS CAPITAL PARTNERS 2000, L.P.                                UNITED STATES     N/A         N/A
2738  4          FS Invest S.a r.l.                                          LUXEMBOURG        44          N/A
2739  4          GS 2000-I, L.L.C.                                           UNITED STATES     N/A         N/A
2740  4          SUNGARD CAPITAL CORP.                                       UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2741  2      GS ADVISORS II, L.L.C.                                          UNITED STATES     N/A         N/A
2742  2      GS ADVISORS III, L.L.C.                                         UNITED STATES     N/A         N/A
2743  3        GS CAPITAL PARTNERS III OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
2744  3        GS CAPITAL PARTNERS III, L.P.                                 UNITED STATES     N/A         N/A
2745  4          EACCESS HOLDINGS L.L.C.                                     UNITED STATES     N/A         N/A
2746  2      GS ADVISORS V AIV, LTD.                                         CAYMAN ISLANDS    100         N/A
2747  3        GSCP V AIV, L.P.                                              CAYMAN ISLANDS    N/A         N/A
2748  3        GSCP V INSTITUTIONAL AIV, L.P.                                CAYMAN ISLANDS    N/A         N/A
2749  2      GS ADVISORS V, L.L.C.                                           UNITED STATES     N/A         N/A
2750  3        GS CAPITAL PARTNERS V GMBH & CO. KG                           GERMANY           N/A         N/A
2751  3        GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                     UNITED STATES     N/A         N/A
2752  3        GS CAPITAL PARTNERS V OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
2753  3        GS CAPITAL PARTNERS V, L.P.                                   UNITED STATES     N/A         N/A
2754  3        GS PRYSMIAN CO-INVEST GP LIMITED                              CAYMAN ISLANDS    100         N/A
2755  2      GS ADVISORS VI AIV, LTD.                                        CAYMAN ISLANDS    100         N/A
2756  3        GSCP VI AIV, L.P.                                             CAYMAN ISLANDS    N/A         N/A
2757  4          UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED             GUERNSEY          N/A         43
2758  3        GSCP VI PARALLEL AIV, L.P.                                    CAYMAN ISLANDS    N/A         N/A
2759  4          UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED             GUERNSEY          N/A         43
2760  2      GS ADVISORS VI, L.L.C.                                          UNITED STATES     N/A         N/A
2761  3        GS CAPITAL PARTNERS VI GMBH & CO. KG                          GERMANY           N/A         N/A
2762  3        GS CAPITAL PARTNERS VI OFFSHORE, L.P.                         CAYMAN ISLANDS    N/A         N/A
2763  3        GS CAPITAL PARTNERS VI PARALLEL, L.P.                         UNITED STATES     N/A         N/A
2764  3        GS CAPITAL PARTNERS VI, L.P.                                  UNITED STATES     N/A         N/A
2765  3        PAPERCO HOLDINGS, L.P.                                        UNITED STATES     N/A         N/A
2766  2      GS ADVISORS, L.L.C.                                             UNITED STATES     N/A         N/A
2767  2      GS AT ADVISORS, L.L.C.                                          UNITED STATES     N/A         N/A
2768  2      GS AYCO SENIOR HOLDING LLC                                      UNITED STATES     N/A         N/A
2769  3        GS AYCO HOLDING LLC                                           UNITED STATES     N/A         N/A
2770  4          MERCER ALLIED COMPANY, L.P.                                 UNITED STATES     N/A         N/A
2771  4          SARATOGA SPRINGS LLC                                        UNITED STATES     N/A         N/A
2772  5            THE AYCO COMPANY, L.P.                                    UNITED STATES     N/A         N/A
2773  6              MERCER ALLIED COMPANY, L.P.                             UNITED STATES     N/A         N/A
2774  6              THE AYCO SERVICES AGENCY, L.P.                          UNITED STATES     N/A         N/A
2775  7                MERCAY CORPORATION                                    UNITED STATES     100         N/A
2776  8                  THE AYCO SERVICES INSURANCE AGENCY, INC.            UNITED STATES     100         N/A
2777  4          THE AYCO COMPANY, L.P.                                      UNITED STATES     N/A         N/A
2778  4          THE AYCO SERVICES AGENCY, L.P.                              UNITED STATES     N/A         N/A
2779  2      GS BMET ADVISORS, L.L.C.                                        UNITED STATES     N/A         N/A
2780  3        GOLDMAN SACHS BMET INVESTORS, L.P.                            UNITED STATES     N/A         N/A
2781  2      GS BMET OFFSHORE ADVISORS, INC.                                 CAYMAN ISLANDS    100         N/A
2782  3        GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.          CAYMAN ISLANDS    N/A         N/A
2783  3        GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.                   CAYMAN ISLANDS    N/A         N/A
2784  4          GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.        CAYMAN ISLANDS    N/A         N/A
2785  2      GS BPC Parking Garage, LLC                                      UNITED STATES     N/A         N/A
2786  2      GS CABLE ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
2787  3        GOLDMAN SACHS CABLE INVESTORS, L.P.                           UNITED STATES     N/A         N/A
2788  2      GS CABLE INVESTORS SLP, L.L.C.                                  UNITED STATES     N/A         N/A
2789  3        GOLDMAN SACHS CABLE INVESTORS, L.P.                           UNITED STATES     N/A         N/A
2790  2      GS CAPITAL OPPORTUNITIES LLC                                    UNITED STATES     N/A         N/A
2791  3        GS FINANCING OPPORTUNITIES LLC                                UNITED STATES     N/A         N/A
2792  2      GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                    UNITED STATES     N/A         N/A
2793  3        FS Invest S.a r.l.                                            LUXEMBOURG        44          N/A
2794  3        GS 2000-I, L.L.C.                                             UNITED STATES     N/A         N/A
2795  3        GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG           GERMANY           N/A         N/A
2796  3        GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                       CAYMAN ISLANDS    N/A         N/A
2797  3        GS CAPITAL PARTNERS 2000, L.P.                                UNITED STATES     N/A         N/A
2798  3        SUNGARD CAPITAL CORP.                                         UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-4
                                                                                                                   shares.
2799  2      GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG             GERMANY           N/A         N/A
2800  2      GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                         CAYMAN ISLANDS    N/A         N/A
2801  2      GS CAPITAL PARTNERS 2000, L.P.                                  UNITED STATES     N/A         N/A
2802  2      GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP          GERMANY           N/A         N/A
2803  2      GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP         GERMANY           N/A         N/A
2804  2      GS CAPITAL PARTNERS III OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
2805  2      GS CAPITAL PARTNERS III, L.P.                                   UNITED STATES     N/A         N/A
2806  2      GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                       UNITED STATES     N/A         N/A
2807  2      GS CAPITAL PARTNERS V GMBH & CO. KG                             GERMANY           N/A         N/A
2808  2      GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                       UNITED STATES     N/A         N/A
2809  2      GS CAPITAL PARTNERS V OFFSHORE, L.P.                            CAYMAN ISLANDS    N/A         N/A
2810  2      GS CAPITAL PARTNERS V PCP FUND, L.P.                            UNITED STATES     N/A         N/A
2811  2      GS CAPITAL PARTNERS V PIA FUND, L.P.                            UNITED STATES     N/A         N/A
2812  2      GS CAPITAL PARTNERS V, L.P.                                     UNITED STATES     N/A         N/A
2813  2      GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                      UNITED STATES     N/A         N/A
2814  2      GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.               CAYMAN ISLANDS    N/A         N/A

2815  2     GS CAPITAL PARTNERS VI GMBH & CO. KG                         525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
2816  2     GS CAPITAL PARTNERS VI OFFSHORE, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2817  2     GS CAPITAL PARTNERS VI PARALLEL, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2818  2     GS CAPITAL PARTNERS VI PIA FUND, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2819  2     GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2820  2     GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2821  2     GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.     525990 - Other       George Town             New York
                                                                         Financial Vehicles
2822  2     GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2823  2     GS CAPITAL PARTNERS VI, L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2824  2     GS COMMERCIAL REAL ESTATE LP                                 522292 - Real Estate New York      NY        Delaware
                                                                         Credit
2825  2     GS CORE INNOVATIONS INVESTOR LLC                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2826  2     GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2827  2     GS DGC ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2828  3       GOLDMAN SACHS DGC INVESTORS, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2829  2     GS DGC OFFSHORE ADVISORS, INC.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2830  3       GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2831  3       GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2832  4         GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2833  2     GS DIRECT, L.L.C.                                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2834  2     GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2835  3       GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND OFFSHORE, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2836  3       GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2837  2     GS DIVERSIFIED FUNDING LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2838  3       GS DIVERSIFIED HOLDINGS LIMITED                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2839  3       GS DIVERSIFIED INVESTMENTS LIMITED                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2840  4         GS CAPITAL FUNDING (UK) 1 LIMITED                        525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2841  3       PANDA INVESTMENTS LTD                                      551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2842  2     GS EDMC ADVISORS, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2843  3       GOLDMAN SACHS EDMC INVESTORS, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2844  2     GS EDMC INVESTORS SLP, L.L.C.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2845  2     GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2846  3       GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2847  4         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2848  4         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2849  2     GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2850  2     GS EMPLOYEE FUNDS 2000 GP, L.L.C.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2851  3       GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2852  3       GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2853  3       GS PIA 2000 EMPLOYEE FUND, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2854  4         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2855  4         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2856  3       GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2857  4         GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2858  2     GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2859  3       GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2860  3       GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2861  2     GS FINANCE CORP.                                             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
2862  2     GS FINANCIAL SERVICES II, LLC                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2863  3       AMAGANSETT ASSETS                                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2864  3       ASSET FUNDING COMPANY IV LIMITED                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2865  3       GS FUNDING EUROPE                                          525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
2866  4         AMAGANSETT FUNDING LIMITED                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2867  4         AMAGANSETT II ASSETS LIMITED                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2868  4         GS FUNDING EUROPE I LTD.                                 551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2869  5           GS FUNDING EUROPE II LTD.                              551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2870  4         GS FUNDING EUROPE II LTD.                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
2871  2     GS FINANCIAL SERVICES L.P. (DEL)                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2872  2     GS FUND HOLDINGS, L.L.C.                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2873  2     GS FUNDING OPPORTUNITIES II LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2874  3       GS FUNDING OPPORTUNITIES LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2875  2     GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2876  3       GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2877  4         GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2878  5           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2879  6             MATADOR INFRA B.V.                                   525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2880  7               RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE C.V. 525910 - Open-End    Mexico City             MEXICO
                                                                         Investment Funds
2881  5           GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2882  5           GS Lux Management Services S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2883  5           GSIP GLOBAL ADVISORS 2006, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2884  6             GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2885  5           GSIP I Mezzanine Global and International S.a r.l.     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2886  5           GSPX CARRIX LLC                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2887  6             GSPX, L.P.                                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2888  6             PX 3, L.P.                                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2889  5           GSPX, L.P.                                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2890  5           TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2891  5           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2892  2     GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2893  2     GS GLOBAL INVESTMENTS, CO.                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2894  3       GS GLOBAL INVESTMENTS UK, INC.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2895  4         COUNTY UK LIMITED                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2896  5           COUNTY FUNDING                                         551112 - Offices of  London                  UNITED
                                                                         Other Holding                                KINGDOM
                                                                         Companies                                    (OTHER)
2897  6             COUNTY ASSETS LIMITED                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2898  2     GS GLOBAL MARKETS, INC.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2899  2     GS HOLDINGS (DELAWARE) L.L.C. II                             551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2900  3       GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.               551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2901  3       GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2902  3       GOLDMAN SACHS PARENTIS LIMITED                             551114 - Corporate,  George Town             CAYMAN
                                                                         Subsidiary, and                              ISLANDS
                                                                         Regional Managing
                                                                         Offices
2903  4         GOLDMAN SACHS SERVICES LIMITED                           54121 - Accounting,  Tortola                 UNITED
                                                                         Tax Preparation,                             KINGDOM
                                                                         Bookkeeping and                              (OTHER)
                                                                         Payroll Services
2904  3       GS LENDING PARTNERS HOLDINGS LLC                           525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
2905  4         GOLDMAN SACHS LENDING PARTNERS LLC                       522294 - Secondary   New York      NY        Delaware
                                                                         Market Financing
2906  3       PANDA INVESTMENTS LTD                                      551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
2907  2     GS HUDSON FERRY HOLDINGS LLC                                 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2908  3       HUDSON FERRY OWNER HOLDINGS LLC                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2909  4         HUDSON FERRY OWNER 1 LLC                                 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2910  4         HUDSON FERRY OWNER 2 LLC                                 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2911  3       HUDSON FERRY PARENT 1 LLC                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2912  4         HUDSON FERRY OWNER HOLDINGS LLC                          551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2913  3       HUDSON FERRY PARENT 2 LLC                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2914  4         HUDSON FERRY PARENT 1 LLC                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2915  2     GS HULL HOLDING, INC.                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2916  3       THE HULL GROUP, L.L.C.                                     551112 - Offices of  Chicago       IL        Illinois,
                                                                         Other Holding                                Cook Country
                                                                         Companies
2917  2     GS INDIA HOLDINGS (DELAWARE) L.L.C.                          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2918  3       GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2919  3       GS INDIA HOLDINGS L.P.                                     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2920  2     GS INDIA HOLDINGS L.P.                                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
2921  2     GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2922  3       GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2923  3       GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2924  4         GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.             525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2925  5           MATADOR INFRA B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2926  4         GSPX, L.P.                                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2927  4         MATADOR GEN PAR B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2928  5           GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.           525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2929  4         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2930  4         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2931  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2932  4         GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2933  5           GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.         525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2934  6             GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2935  7               GSPX, L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2936  7               PX 3, L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2937  4         GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
2938  4         GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.           525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2939  4         GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2940  4         GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2941  5           GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2942  4         GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2815  2      GS CAPITAL PARTNERS VI GMBH & CO. KG                            GERMANY           N/A         N/A
2816  2      GS CAPITAL PARTNERS VI OFFSHORE, L.P.                           CAYMAN ISLANDS    N/A         N/A
2817  2      GS CAPITAL PARTNERS VI PARALLEL, L.P.                           UNITED STATES     N/A         N/A
2818  2      GS CAPITAL PARTNERS VI PIA FUND, L.P.                           UNITED STATES     N/A         N/A
2819  2      GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                    UNITED STATES     N/A         N/A
2820  2      GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                       UNITED STATES     N/A         N/A
2821  2      GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
2822  2      GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                        UNITED STATES     N/A         N/A
2823  2      GS CAPITAL PARTNERS VI, L.P.                                    UNITED STATES     N/A         N/A
2824  2      GS COMMERCIAL REAL ESTATE LP                                    UNITED STATES     N/A         N/A
2825  2      GS CORE INNOVATIONS INVESTOR LLC                                UNITED STATES     N/A         N/A
2826  2      GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.                 UNITED STATES     N/A         N/A
2827  2      GS DGC ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
2828  3        GOLDMAN SACHS DGC INVESTORS, L.P.                             UNITED STATES     N/A         N/A
2829  2      GS DGC OFFSHORE ADVISORS, INC.                                  CAYMAN ISLANDS    100         N/A
2830  3        GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.           CAYMAN ISLANDS    N/A         N/A
2831  3        GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
2832  4          GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.         CAYMAN ISLANDS    N/A         N/A
2833  2      GS DIRECT, L.L.C.                                               UNITED STATES     N/A         N/A
2834  2      GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.           UNITED STATES     N/A         N/A
2835  3        GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND OFFSHORE, L.P.      CAYMAN ISLANDS    N/A         N/A
2836  3        GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.               UNITED STATES     N/A         N/A
2837  2      GS DIVERSIFIED FUNDING LLC                                      UNITED STATES     N/A         N/A
2838  3        GS DIVERSIFIED HOLDINGS LIMITED                               CAYMAN ISLANDS    100         N/A
2839  3        GS DIVERSIFIED INVESTMENTS LIMITED                            UNITED STATES     100         N/A
2840  4          GS CAPITAL FUNDING (UK) 1 LIMITED                           UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2841  3        PANDA INVESTMENTS LTD                                         MAURITIUS         99          N/A
2842  2      GS EDMC ADVISORS, L.L.C.                                        UNITED STATES     N/A         N/A
2843  3        GOLDMAN SACHS EDMC INVESTORS, L.P.                            UNITED STATES     N/A         N/A
2844  2      GS EDMC INVESTORS SLP, L.L.C.                                   UNITED STATES     N/A         N/A
2845  2      GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.                CAYMAN ISLANDS    N/A         N/A
2846  3        GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
2847  4          GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.             UNITED STATES     N/A         N/A
2848  4          GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                UNITED STATES     N/A         N/A
2849  2      GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                            CAYMAN ISLANDS    N/A         N/A
2850  2      GS EMPLOYEE FUNDS 2000 GP, L.L.C.                               UNITED STATES     N/A         N/A
2851  3        GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.               UNITED STATES     N/A         N/A
2852  3        GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                  UNITED STATES     N/A         N/A
2853  3        GS PIA 2000 EMPLOYEE FUND, L.P.                               UNITED STATES     N/A         N/A
2854  4          GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.             UNITED STATES     N/A         N/A
2855  4          GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                UNITED STATES     N/A         N/A
2856  3        GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                      CAYMAN ISLANDS    N/A         N/A
2857  4          GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.            CAYMAN ISLANDS    N/A         N/A
2858  2      GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                      UNITED STATES     N/A         N/A
2859  3        GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.              CAYMAN ISLANDS    N/A         N/A
2860  3        GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
2861  2      GS FINANCE CORP.                                                UNITED STATES     100         N/A
2862  2      GS FINANCIAL SERVICES II, LLC                                   UNITED STATES     N/A         N/A
2863  3        AMAGANSETT ASSETS                                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2864  3        ASSET FUNDING COMPANY IV LIMITED                              CAYMAN ISLANDS    100         N/A
2865  3        GS FUNDING EUROPE                                             UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2866  4          AMAGANSETT FUNDING LIMITED                                  CAYMAN ISLANDS    100         N/A
2867  4          AMAGANSETT II ASSETS LIMITED                                CAYMAN ISLANDS    100         N/A
2868  4          GS FUNDING EUROPE I LTD.                                    CAYMAN ISLANDS    100         N/A
2869  5            GS FUNDING EUROPE II LTD.                                 CAYMAN ISLANDS    100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
2870  4          GS FUNDING EUROPE II LTD.                                   CAYMAN ISLANDS    100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Redeemable
                                                                                                                   shares.
2871  2      GS FINANCIAL SERVICES L.P. (DEL)                                UNITED STATES     N/A         N/A
2872  2      GS FUND HOLDINGS, L.L.C.                                        UNITED STATES     N/A         N/A
2873  2      GS FUNDING OPPORTUNITIES II LLC                                 UNITED STATES     N/A         N/A
2874  3        GS FUNDING OPPORTUNITIES LLC                                  UNITED STATES     N/A         N/A
2875  2      GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.         UNITED STATES     N/A         N/A
2876  3        GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.     UNITED STATES     N/A         N/A
2877  4          GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                   UNITED STATES     N/A         N/A
2878  5            GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.     NETHERLANDS       N/A         N/A
2879  6              MATADOR INFRA B.V.                                      NETHERLANDS       100         N/A
2880  7                RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE C.V.    MEXICO            79          N/A
2881  5            GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.            UNITED STATES     N/A         N/A
2882  5            GS Lux Management Services S.a r.l.                       LUXEMBOURG        100         N/A
2883  5            GSIP GLOBAL ADVISORS 2006, L.L.C.                         UNITED STATES     N/A         N/A
2884  6              GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.          UNITED STATES     N/A         N/A
2885  5            GSIP I Mezzanine Global and International S.a r.l.        LUXEMBOURG        100         N/A
2886  5            GSPX CARRIX LLC                                           UNITED STATES     N/A         N/A
2887  6              GSPX, L.P.                                              UNITED STATES     N/A         N/A
2888  6              PX 3, L.P.                                              UNITED STATES     N/A         N/A
2889  5            GSPX, L.P.                                                UNITED STATES     N/A         N/A
2890  5            TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                  UNITED STATES     N/A         N/A
2891  5            TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP          UNITED STATES     100         11
2892  2      GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                       UNITED STATES     N/A         N/A
2893  2      GS GLOBAL INVESTMENTS, CO.                                      UNITED STATES     100         N/A
2894  3        GS GLOBAL INVESTMENTS UK, INC.                                UNITED STATES     100         N/A
2895  4          COUNTY UK LIMITED                                           CAYMAN ISLANDS    100         100
2896  5            COUNTY FUNDING                                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
2897  6              COUNTY ASSETS LIMITED                                   CAYMAN ISLANDS    100         N/A
2898  2      GS GLOBAL MARKETS, INC.                                         UNITED STATES     100         N/A
2899  2      GS HOLDINGS (DELAWARE) L.L.C. II                                UNITED STATES     N/A         N/A
2900  3        GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.                  UNITED STATES     N/A         N/A
2901  3        GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION                  UNITED STATES     100         N/A
2902  3        GOLDMAN SACHS PARENTIS LIMITED                                CAYMAN ISLANDS    100         N/A
2903  4          GOLDMAN SACHS SERVICES LIMITED                              BRITISH VIRGIN    100         N/A
                                                                             ISLANDS
2904  3        GS LENDING PARTNERS HOLDINGS LLC                              UNITED STATES     N/A         N/A
2905  4          GOLDMAN SACHS LENDING PARTNERS LLC                          UNITED STATES     N/A         N/A
2906  3        PANDA INVESTMENTS LTD                                         MAURITIUS         99          N/A
2907  2      GS HUDSON FERRY HOLDINGS LLC                                    UNITED STATES     N/A         N/A
2908  3        HUDSON FERRY OWNER HOLDINGS LLC                               UNITED STATES     N/A         N/A
2909  4          HUDSON FERRY OWNER 1 LLC                                    UNITED STATES     N/A         N/A
2910  4          HUDSON FERRY OWNER 2 LLC                                    UNITED STATES     N/A         N/A
2911  3        HUDSON FERRY PARENT 1 LLC                                     UNITED STATES     N/A         N/A
2912  4          HUDSON FERRY OWNER HOLDINGS LLC                             UNITED STATES     N/A         N/A
2913  3        HUDSON FERRY PARENT 2 LLC                                     UNITED STATES     N/A         N/A
2914  4          HUDSON FERRY PARENT 1 LLC                                   UNITED STATES     N/A         N/A
2915  2      GS HULL HOLDING, INC.                                           UNITED STATES     100         N/A
2916  3        THE HULL GROUP, L.L.C.                                        UNITED STATES     N/A         N/A
2917  2      GS INDIA HOLDINGS (DELAWARE) L.L.C.                             UNITED STATES     N/A         N/A
2918  3        GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                  UNITED STATES     N/A         N/A
2919  3        GS INDIA HOLDINGS L.P.                                        UNITED STATES     N/A         N/A
2920  2      GS INDIA HOLDINGS L.P.                                          UNITED STATES     N/A         N/A
2921  2      GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                         UNITED STATES     N/A         N/A
2922  3        GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                     UNITED STATES     N/A         N/A
2923  3        GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.              UNITED STATES     N/A         N/A
2924  4          GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.                NETHERLANDS       N/A         N/A
2925  5            MATADOR INFRA B.V.                                        NETHERLANDS       100         N/A
2926  4          GSPX, L.P.                                                  UNITED STATES     N/A         N/A
2927  4          MATADOR GEN PAR B.V.                                        NETHERLANDS       100         N/A
2928  5            GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.              NETHERLANDS       N/A         N/A
2929  4          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                    UNITED STATES     N/A         N/A
2930  4          TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP            UNITED STATES     100         11
2931  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.              CAYMAN ISLANDS    N/A         N/A
2932  4          GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC                UNITED STATES     N/A         N/A
2933  5            GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.            UNITED STATES     N/A         N/A
2934  6              GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                 UNITED STATES     N/A         N/A
2935  7                GSPX, L.P.                                            UNITED STATES     N/A         N/A
2936  7                PX 3, L.P.                                            UNITED STATES     N/A         N/A
2937  4          GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.       NETHERLANDS       N/A         N/A
2938  4          GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.              UNITED STATES     N/A         N/A
2939  4          GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                     UNITED STATES     N/A         N/A
2940  4          GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                     UNITED STATES     100         N/A
2941  5            GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                   UNITED STATES     N/A         N/A
2942  4          GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                     UNITED STATES     N/A         N/A

2943  4         GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2944  5           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2945  6             GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,    525990 - Other       New York      NY        Delaware
                      L.P.                                               Financial Vehicles
2946  7               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2947  8                 TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2948  8                 TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP 525990 - Other       Fort Worth    TX        Delaware
                                                                         Financial Vehicles
2949  6             GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2950  7               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,  525990 - Other       New York      NY        Delaware
                        L.P.                                             Financial Vehicles
2951  4         GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2952  4         GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2953  4         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2954  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2955  4         GSIP I Mezzanine Global and International S.a r.l.       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
2956  4         GSIP INTERNATIONAL ADVISORS 2006, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2957  5           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2958  2     GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2959  3       GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2960  3       GS INFRASTRUCTURE PARTNERS II LUX, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2961  2     GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2962  3       GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2963  3       GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2964  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,  525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
2965  4         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE    525990 - Other       George Town             CAYMAN
                  FUND, L.P.                                             Financial Vehicles                           ISLANDS
2966  5           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2967  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,  525990 - Other       George Town             CAYMAN
                LTD.                                                     Financial Vehicles                           ISLANDS
2968  4         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      525990 - Other       George Town             CAYMAN
                  FUND, L.P.                                             Financial Vehicles                           ISLANDS
2969  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE      525990 - Other       George Town             CAYMAN
                FUND, L.P.                                               Financial Vehicles                           ISLANDS
2970  2     GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
2971  2     GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2972  3       GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2973  4         GSIP GREENHOUSE, L.L.C.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
2974  2     GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,    525990 - Other       George Town             CAYMAN
              L.P.                                                       Financial Vehicles                           ISLANDS
2975  2     GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
2976  2     GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR,      525990 - Other       New York      NY        Delaware
              L.L.C.                                                     Financial Vehicles
2977  2     GS INVESTMENT STRATEGIES CANADA INC.                         523930 - Investment  Toronto       ON        CANADA
                                                                         Advice
2978  2     GS INVESTMENT STRATEGIES, LLC                                523920 - Portfolio   New York      NY        Delaware
                                                                         Management
2979  3       GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND         551112 - Offices of  NEW YORK      NY        Delaware
                HOLDINGS (DEL.) VII, LLC                                 Other Holding
                                                                         Companies
2980  3       GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                  525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
2981  4         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND       525910 - Open-End    George Town             CAYMAN
                  HOLDINGS OFFSHORE, L.P.                                Investment Funds                             ISLANDS
2982  4         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND       525910 - Open-End    Wilmington    DE        Delaware
                  HOLDINGS, L.P.                                         Investment Funds
2983  4         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P. 525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
2984  5           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     525910 - Open-End    Wilmington    DE        Delaware
                    HOLDINGS, L.P.                                       Investment Funds
2985  5           GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
2986  4         GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
2987  4         GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2988  5           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,    525910 - Open-End    Wilmington    DE        Delaware
                    L.P.                                                 Investment Funds
2989  4         GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE FUND, 525910 - Open-End    New York      NY        Delaware
                  L.P.                                                   Investment Funds
2990  4         GOLDMAN SACHS INVESTMENT PARTNERS MANAGER OFFSHORE       525910 - Open-End    Camana Bay              CAYMAN
                  EMPLOYEE FUND, L.P.                                    Investment Funds                             ISLANDS
2991  4         GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
2992  4         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING   525910 - Open-End    George Town             CAYMAN
                  FUND, L.P.                                             Investment Funds                             ISLANDS
2993  4         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.         525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
2994  5           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING 525910 - Open-End    George Town             CAYMAN
                    FUND, L.P.                                           Investment Funds                             ISLANDS
2995  4         GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.          525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2996  5           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,    525910 - Open-End    Wilmington    DE        Delaware
                    L.P.                                                 Investment Funds
2997  4         GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
2998  5           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,    525910 - Open-End    Wilmington    DE        Delaware
                    L.P.                                                 Investment Funds
2999  3       GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3000  4         GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE SUB-TRUST 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3001  5           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING 525910 - Open-End    George Town             CAYMAN
                    FUND, L.P.                                           Investment Funds                             ISLANDS
3002  3       GS TDN Advisors, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3003  4         Goldman Sachs TDN Investors Offshore, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3004  3       LIBERTY HARBOR, LLC                                        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3005  3       SCIOS INVESTMENT PARTNERS GP, LLC                          551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3006  4         SCIOS INVESTMENT PARTNERS OFFSHORE, L.P.                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3007  2     GS ISS ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3008  3       GOLDMAN SACHS ISS INVESTORS, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3009  4         FS Invest S.a r.l.                                       525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
3010  2     GS JRVR OFFSHORE ADVISORS, INC.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3011  3       GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3012  2     GS KMI ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3013  3       GOLDMAN SACHS KMI INVESTORS, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3014  2     GS KMI INVESTORS SLP, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3015  2     GS LEG INVESTORS (EURO) COMPANY                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3016  3       LANCASTER COINVESTORS A S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3017  4         RESTIO B.V.                                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3018  3       LANCASTER COINVESTORS S.A R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3019  4         RESTIO B.V.                                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3020  2     GS LEG INVESTORS COMPANY                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3021  3       LANCASTER COINVESTORS A S.A R.L.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3022  3       LANCASTER COINVESTORS S.A R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3023  2     GS LOAN PARTNERS I ADVISORS, LTD.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3024  3       GS LOAN PARTNERS I, L.P.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3025  4         GSLP I OFFSHORE INVESTMENT FUND A, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3026  5           GS Lux Management Services S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3027  5           GSLP I JAGUAR INVESTMENT A CORP.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3028  5           GSLP I OFFSHORE A S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3029  6             GSLP I OFFSHORE A (BRENNTAG) S.A R.L.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3030  5           GSLP I OFFSHORE HOLDINGS FUND A, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3031  3       GSLP I OFFSHORE HOLDINGS FUND A, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3032  3       GSLP I OFFSHORE INVESTMENT FUND A, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3033  2     GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3034  2     GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3035  3       GS LOAN PARTNERS I OFFSHORE B, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3036  4         GSLP I OFFSHORE INVESTMENT FUND B, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3037  5           GS Lux Management Services S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3038  5           GSLP I JAGUAR INVESTMENT B CORP.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3039  5           GSLP I OFFSHORE B S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3040  6             GSLP I Offshore B (Brenntag) S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3041  5           GSLP I OFFSHORE HOLDINGS FUND B, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3042  3       GSLP I OFFSHORE HOLDINGS FUND B, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3043  3       GSLP I OFFSHORE INVESTMENT FUND B, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3044  2     GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3045  3       GS LOAN PARTNERS I OFFSHORE C, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3046  4         GSLP I OFFSHORE INVESTMENT FUND C, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3047  5           GS Lux Management Services S.a r.l.                    525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3048  5           GSLP I JAGUAR INVESTMENT C CORP.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3049  5           GSLP I OFFSHORE C S.A R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3050  6             GSLP I Offshore C (Brenntag) S.a r.l.                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3051  5           GSLP I OFFSHORE HOLDINGS FUND C, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3052  3       GSLP I OFFSHORE HOLDINGS FUND C, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3053  3       GSLP I OFFSHORE INVESTMENT FUND C, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3054  2     GS LOAN PARTNERS I OFFSHORE B, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3055  2     GS LOAN PARTNERS I OFFSHORE C, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3056  2     GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3057  3       GS LOAN PARTNERS I ONSHORE, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3058  3       GSLP I ONSHORE HOLDINGS FUND, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3059  2     GS LOAN PARTNERS I ONSHORE, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3060  2     GS LOAN PARTNERS I, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3061  2     GS LVB ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3062  3       GS LVB CO-INVEST, L.P.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3063  4         LVB ACQUISITION HOLDING, LLC                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3064  2     GS MBA INVESTOR LLC                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3065  2     GS MBEYE ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3066  3       GOLDMAN SACHS MBEYE INVESTORS, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3067  2     GS MEHETIA CORP.                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3068  3       GS MEHETIA PARTNERSHIP LP                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3069  4         MEHETIA HOLDINGS INC.                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3070  3       MEHETIA HOLDINGS INC.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles

2943  4          GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC      UNITED STATES     N/A         N/A
2944  5            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.      CAYMAN ISLANDS    N/A         N/A
2945  6              GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE, L.P.  UNITED STATES     N/A         N/A
2946  7                GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.         UNITED STATES     N/A         N/A
2947  8                  TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC            UNITED STATES     N/A         N/A
2948  8                  TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP    UNITED STATES     100         11
2949  6              GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC         UNITED STATES     N/A         N/A
2950  7                GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,     UNITED STATES     N/A         N/A
                         L.P.
2951  4          GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.        CAYMAN ISLANDS    N/A         N/A
2952  4          GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.               UNITED STATES     N/A         N/A
2953  4          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.       CAYMAN ISLANDS    N/A         N/A
2954  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
2955  4          GSIP I Mezzanine Global and International S.a r.l.          LUXEMBOURG        100         N/A
2956  4          GSIP INTERNATIONAL ADVISORS 2006, L.L.C.                    UNITED STATES     N/A         N/A
2957  5            GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.     CAYMAN ISLANDS    N/A         N/A
2958  2      GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                         UNITED STATES     N/A         N/A
2959  3        GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.                    UNITED STATES     N/A         N/A
2960  3        GS INFRASTRUCTURE PARTNERS II LUX, L.P.                       UNITED STATES     N/A         N/A
2961  2      GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.          UNITED STATES     N/A         N/A
2962  3        GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.       UNITED STATES     N/A         N/A
2963  3        GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.     UNITED STATES     N/A         N/A
2964  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,     CAYMAN ISLANDS    N/A         N/A
                 L.P.
2965  4          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, CAYMAN ISLANDS    N/A         N/A
                   L.P.
2966  5            GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.          CAYMAN ISLANDS    N/A         N/A
2967  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,     CAYMAN ISLANDS    100         N/A
                 LTD.
2968  4          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
2969  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,   CAYMAN ISLANDS    N/A         N/A
                 L.P.
2970  2      GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.                UNITED STATES     N/A         N/A
2971  2      GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.             CAYMAN ISLANDS    100         N/A
2972  3        GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.             CAYMAN ISLANDS    N/A         N/A
2973  4          GSIP GREENHOUSE, L.L.C.                                     UNITED STATES     N/A         N/A
2974  2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.  CAYMAN ISLANDS    N/A         N/A
2975  2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.                CAYMAN ISLANDS    N/A         N/A
2976  2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR, L.L.C.  UNITED STATES     N/A         N/A
2977  2      GS INVESTMENT STRATEGIES CANADA INC.                            CANADA            100         N/A
2978  2      GS INVESTMENT STRATEGIES, LLC                                   UNITED STATES     N/A         N/A
2979  3        GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND HOLDINGS   UNITED STATES     N/A         N/A
                 (DEL.) VII, LLC
2980  3        GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                     UNITED STATES     N/A         N/A
2981  4          GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND HOLDINGS CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
2982  4          GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND          UNITED STATES     N/A         N/A
                   HOLDINGS, L.P.
2983  4          GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    UNITED STATES     N/A         N/A
2984  5            GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND        UNITED STATES     N/A         N/A
                     HOLDINGS, L.P.
2985  5            GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.       CAYMAN ISLANDS    N/A         N/A
2986  4          GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.          CAYMAN ISLANDS    N/A         N/A
2987  4          GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.            UNITED STATES     N/A         N/A
2988  5            GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.  UNITED STATES     N/A         N/A
2989  4          GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE FUND,    UNITED STATES     N/A         N/A
                   L.P.
2990  4          GOLDMAN SACHS INVESTMENT PARTNERS MANAGER OFFSHORE EMPLOYEE CAYMAN ISLANDS    N/A         N/A
                   FUND, L.P.
2991  4          GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
2992  4          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING      CAYMAN ISLANDS    N/A         N/A
                   FUND, L.P.
2993  4          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.            CAYMAN ISLANDS    N/A         N/A
2994  5            GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING    CAYMAN ISLANDS    N/A         N/A
                     FUND, L.P.
2995  4          GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.             UNITED STATES     N/A         N/A
2996  5            GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.  UNITED STATES     N/A         N/A
2997  4          GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                     UNITED STATES     N/A         N/A
2998  5            GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.  UNITED STATES     N/A         N/A
2999  3        GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST                   CAYMAN ISLANDS    N/A         N/A     The direct holder
                                                                                                                   has Control
                                                                                                                   through a
                                                                                                                   Management
                                                                                                                   Agreement or
                                                                                                                   other
                                                                                                                   arrangements.
3000  4          GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE SUB-TRUST    CAYMAN ISLANDS    100         N/A
3001  5            GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE AGGREGATING    CAYMAN ISLANDS    N/A         N/A
                     FUND, L.P.
3002  3        GS TDN Advisors, L.L.C.                                       UNITED STATES     N/A         N/A
3003  4          Goldman Sachs TDN Investors Offshore, L.P.                  CAYMAN ISLANDS    N/A         N/A
3004  3        LIBERTY HARBOR, LLC                                           UNITED STATES     N/A         N/A
3005  3        SCIOS INVESTMENT PARTNERS GP, LLC                             UNITED STATES     N/A         N/A
3006  4          SCIOS INVESTMENT PARTNERS OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
3007  2      GS ISS ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3008  3        GOLDMAN SACHS ISS INVESTORS, L.P.                             CAYMAN ISLANDS    N/A         N/A
3009  4          FS Invest S.a r.l.                                          LUXEMBOURG        44          N/A
3010  2      GS JRVR OFFSHORE ADVISORS, INC.                                 CAYMAN ISLANDS    100         N/A
3011  3        GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.                   CAYMAN ISLANDS    N/A         N/A
3012  2      GS KMI ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3013  3        GOLDMAN SACHS KMI INVESTORS, L.P.                             UNITED STATES     N/A         N/A
3014  2      GS KMI INVESTORS SLP, L.L.C.                                    UNITED STATES     N/A         N/A
3015  2      GS LEG INVESTORS (EURO) COMPANY                                 CAYMAN ISLANDS    100         N/A
3016  3        LANCASTER COINVESTORS A S.A R.L.                              LUXEMBOURG        100         N/A
3017  4          RESTIO B.V.                                                 NETHERLANDS       100         N/A
3018  3        LANCASTER COINVESTORS S.A R.L.                                LUXEMBOURG        N/A         N/A
3019  4          RESTIO B.V.                                                 NETHERLANDS       100         N/A
3020  2      GS LEG INVESTORS COMPANY                                        CAYMAN ISLANDS    100         N/A
3021  3        LANCASTER COINVESTORS A S.A R.L.                              LUXEMBOURG        100         N/A
3022  3        LANCASTER COINVESTORS S.A R.L.                                LUXEMBOURG        N/A         N/A
3023  2      GS LOAN PARTNERS I ADVISORS, LTD.                               CAYMAN ISLANDS    100         N/A
3024  3        GS LOAN PARTNERS I, L.P.                                      CAYMAN ISLANDS    N/A         N/A
3025  4          GSLP I OFFSHORE INVESTMENT FUND A, L.P.                     CAYMAN ISLANDS    N/A         N/A
3026  5            GS Lux Management Services S.a r.l.                       LUXEMBOURG        100         N/A
3027  5            GSLP I JAGUAR INVESTMENT A CORP.                          UNITED STATES     100         N/A
3028  5            GSLP I OFFSHORE A S.A.R.L.                                LUXEMBOURG        100         N/A
3029  6              GSLP I OFFSHORE A (BRENNTAG) S.A R.L.                   LUXEMBOURG        100         N/A
3030  5            GSLP I OFFSHORE HOLDINGS FUND A, L.P.                     CAYMAN ISLANDS    N/A         N/A
3031  3        GSLP I OFFSHORE HOLDINGS FUND A, L.P.                         CAYMAN ISLANDS    N/A         N/A
3032  3        GSLP I OFFSHORE INVESTMENT FUND A, L.P.                       CAYMAN ISLANDS    N/A         N/A
3033  2      GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                          UNITED STATES     N/A         N/A
3034  2      GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.                    CAYMAN ISLANDS    100         N/A
3035  3        GS LOAN PARTNERS I OFFSHORE B, L.P.                           CAYMAN ISLANDS    N/A         N/A
3036  4          GSLP I OFFSHORE INVESTMENT FUND B, L.P.                     CAYMAN ISLANDS    N/A         N/A
3037  5            GS Lux Management Services S.a r.l.                       LUXEMBOURG        100         N/A
3038  5            GSLP I JAGUAR INVESTMENT B CORP.                          UNITED STATES     100         N/A
3039  5            GSLP I OFFSHORE B S.A.R.L.                                LUXEMBOURG        100         N/A
3040  6              GSLP I Offshore B (Brenntag) S.a r.l.                   LUXEMBOURG        100         N/A
3041  5            GSLP I OFFSHORE HOLDINGS FUND B, L.P.                     CAYMAN ISLANDS    N/A         N/A
3042  3        GSLP I OFFSHORE HOLDINGS FUND B, L.P.                         CAYMAN ISLANDS    N/A         N/A
3043  3        GSLP I OFFSHORE INVESTMENT FUND B, L.P.                       CAYMAN ISLANDS    N/A         N/A
3044  2      GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.                    CAYMAN ISLANDS    100         N/A
3045  3        GS LOAN PARTNERS I OFFSHORE C, L.P.                           CAYMAN ISLANDS    N/A         N/A
3046  4          GSLP I OFFSHORE INVESTMENT FUND C, L.P.                     CAYMAN ISLANDS    N/A         N/A
3047  5            GS Lux Management Services S.a r.l.                       LUXEMBOURG        100         N/A
3048  5            GSLP I JAGUAR INVESTMENT C CORP.                          UNITED STATES     100         N/A
3049  5            GSLP I OFFSHORE C S.A R.L.                                LUXEMBOURG        100         N/A
3050  6              GSLP I Offshore C (Brenntag) S.a r.l.                   LUXEMBOURG        100         N/A
3051  5            GSLP I OFFSHORE HOLDINGS FUND C, L.P.                     CAYMAN ISLANDS    N/A         N/A
3052  3        GSLP I OFFSHORE HOLDINGS FUND C, L.P.                         CAYMAN ISLANDS    N/A         N/A
3053  3        GSLP I OFFSHORE INVESTMENT FUND C, L.P.                       CAYMAN ISLANDS    N/A         N/A
3054  2      GS LOAN PARTNERS I OFFSHORE B, L.P.                             CAYMAN ISLANDS    N/A         N/A
3055  2      GS LOAN PARTNERS I OFFSHORE C, L.P.                             CAYMAN ISLANDS    N/A         N/A
3056  2      GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                     UNITED STATES     N/A         N/A
3057  3        GS LOAN PARTNERS I ONSHORE, L.P.                              UNITED STATES     N/A         N/A
3058  3        GSLP I ONSHORE HOLDINGS FUND, L.L.C.                          UNITED STATES     N/A         N/A
3059  2      GS LOAN PARTNERS I ONSHORE, L.P.                                UNITED STATES     N/A         N/A
3060  2      GS LOAN PARTNERS I, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3061  2      GS LVB ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3062  3        GS LVB CO-INVEST, L.P.                                        UNITED STATES     N/A         N/A
3063  4          LVB ACQUISITION HOLDING, LLC                                UNITED STATES     24          N/A
3064  2      GS MBA INVESTOR LLC                                             UNITED STATES     N/A         N/A
3065  2      GS MBEYE ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
3066  3        GOLDMAN SACHS MBEYE INVESTORS, L.P.                           UNITED STATES     N/A         N/A
3067  2      GS MEHETIA CORP.                                                UNITED STATES     100         N/A
3068  3        GS MEHETIA PARTNERSHIP LP                                     UNITED STATES     N/A         N/A
3069  4          MEHETIA HOLDINGS INC.                                       UNITED STATES     100         N/A
3070  3        MEHETIA HOLDINGS INC.                                         UNITED STATES     100         N/A

3071  2     GS MEHETIA LLC                                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3072  3       GS MEHETIA PARTNERSHIP LP                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3073  3       MEHETIA HOLDINGS INC.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3074  2     GS MEZZANINE ADVISORS 2006, L.L.C.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3075  3       GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3076  3       GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3077  3       GS MEZZANINE PARTNERS 2006, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3078  2     GS MEZZANINE ADVISORS II, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3079  3       GS MEZZANINE PARTNERS II OFFSHORE, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3080  3       GS MEZZANINE PARTNERS II, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3081  2     GS MEZZANINE ADVISORS III, L.L.C.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3082  3       GS MEZZANINE PARTNERS III OFFSHORE, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3083  4         GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3084  5           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3085  6             ALCHEMY HOLDING S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3086  6             GSMP 3 S.A.R.L.                                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3087  4         GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3088  3       GS MEZZANINE PARTNERS III, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3089  4         GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3090  5           GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3091  6             ALCHEMY HOLDING S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3092  6             GSMP 3 ONSHORE S.A.R.L.                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3093  4         GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3094  2     GS MEZZANINE ADVISORS V, L.L.C.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3095  3       GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3096  3       GS MEZZANINE PARTNERS V OFFSHORE, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3097  3       GS MEZZANINE PARTNERS V, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3098  2     GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3099  2     GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3100  2     GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3101  2     GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3102  2     GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3103  2     GS MEZZANINE PARTNERS 2006, L.P.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3104  2     GS MEZZANINE PARTNERS II OFFSHORE, L.P.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3105  2     GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3106  2     GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3107  3       GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3108  3       GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3109  3       GS MEZZANINE PARTNERS III, L.P.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3110  2     GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3111  3       GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3112  3       GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3113  3       GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3114  4         GS MEZZANINE PARTNERS III PIA FUND, L.P.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3115  3       GS MEZZANINE PARTNERS III PIA FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3116  2     GS MEZZANINE PARTNERS III OFFSHORE, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3117  2     GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3118  2     GS MEZZANINE PARTNERS III PIA FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3119  2     GS MEZZANINE PARTNERS III, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3120  2     GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3121  2     GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3122  2     GS MEZZANINE PARTNERS V OFFSHORE, L.P.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3123  2     GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3124  3       GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,     525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
3125  3       GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3126  3       GS MEZZANINE PARTNERS V OFFSHORE, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3127  2     GS MEZZANINE PARTNERS V PIA FUND, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3128  2     GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3129  3       GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3130  2     GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3131  2     GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3132  2     GS MEZZANINE PARTNERS V, L.P.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3133  2     GS MORTGAGE DERIVATIVES, INC.                                523110 - Investment  New York      NY        Delaware
                                                                         Banking and
                                                                         Securities Dealing
3134  2     GS MORTGAGE SECURITIES CORP.                                 522320 - Financial   New York      NY        Delaware
                                                                         Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
3135  2     GS MORTGAGE SECURITIES CORPORATION II                        522320 - Financial   New York      NY        Delaware
                                                                         Transactions
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
3136  2     GS OPPORTUNITY ADVISORS, L.L.C.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3137  3       GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3138  4         BLADERUNNER S.A.R.L.                                     551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
3139  4         GSOP OFFSHORE GYMBO HOLDINGS, L.L.C.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3140  5           GYMBO HOLDINGS, L.P.                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3141  4         GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3142  4         GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3143  5           PAPERCO INVESTMENTS, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3144  4         GSOP OFFSHORE STEEL HOLDINGS, L.L.C.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3145  4         LUX GSCP 6 / GSOP DEBT S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3146  4         STEEL HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3147  3       GS OPPORTUNITY PARTNERS, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3148  4         BLADERUNNER S.A.R.L.                                     551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
3149  4         GYMBO HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3150  4         LUX GSCP 6 / GSOP DEBT S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3151  4         PAPERCO INVESTMENTS, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3152  4         STEEL HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3153  2     GS Opportunity Advisors, Ltd.                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3154  3       GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.                 525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3155  4         BLADERUNNER S.A.R.L.                                     551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
3156  4         GYMBO HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3157  4         LUX GSCP 6 / GSOP DEBT S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3158  4         PAPERCO INVESTMENTS, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3159  4         STEEL HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3160  3       GS Opportunity Partners Offshore - B, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3161  4         BLADERUNNER S.A.R.L.                                     551112 - Offices of  Luxembourg              LUXEMBOURG
                                                                         Other Holding
                                                                         Companies
3162  4         GYMBO HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3163  4         LUX GSCP 6 / GSOP DEBT S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3164  4         PAPERCO HOLDINGS II, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3165  4         PAPERCO INVESTMENTS, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3166  4         STEEL HOLDINGS, L.P.                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3167  2     GS PCP CORE PLUS 2002 GP, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3168  3       GS PCP CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3169  4         GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3170  2     GS PE CSEC OFFSHORE HOLDINGS, L.P.                           525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3171  3       GS VAN GOGH LUX I S.A R.L.                                 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3172  3       GS VAN GOGH LUX II S.A R.L.                                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3173  3       GSV HEYDEN HOLDINGS, L.P.                                  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3174  2     GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3175  3       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND III, LLC  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3176  2     GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3177  2     GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3178  3       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND V, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3179  2     GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3180  3       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VI, LLC   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3181  4         Goldman Sachs Private Equity Group Master Fund VI, LLC   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3182  5           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE       525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3183  6             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE     525990 - Other       George Town             CAYMAN
                      HOLDINGS FOREIGN INCOME BLOCKER, LTD.              Financial Vehicles                           ISLANDS
3184  6             GS PEP SAFWAY HOLDINGS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3185  6             GS PEP X Offshore YES Holdings Corp.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3186  7               YES NETWORK HOLDING COMPANY, LLC                   525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3187  5           GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.     525990 - Other       Edinburgh               UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3188  6             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3189  6             GSV ENERGY HOLDINGS, INC.                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3190  6             GSVA OFFSHORE HOLDINGS, INC.                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3191  6             GSVF AHO INVESTMENTS CORP.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3192  5           VINTAGE FUND GSVA, L.P.                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3193  6             GSVA HOLDINGS, L.P.                                  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3194  2     GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3195  2     GS PIA 2000 EMPLOYEE FUND, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3196  2     GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3197  2     GS PIA ADVISORS I, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3198  2     GS POWER HOLDINGS LLC                                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies

3071  2      GS MEHETIA LLC                                                  UNITED STATES     N/A         N/A
3072  3        GS MEHETIA PARTNERSHIP LP                                     UNITED STATES     N/A         N/A
3073  3        MEHETIA HOLDINGS INC.                                         UNITED STATES     100         N/A
3074  2      GS MEZZANINE ADVISORS 2006, L.L.C.                              UNITED STATES     N/A         N/A
3075  3        GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.                CAYMAN ISLANDS    N/A         N/A
3076  3        GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
3077  3        GS MEZZANINE PARTNERS 2006, L.P.                              UNITED STATES     N/A         N/A
3078  2      GS MEZZANINE ADVISORS II, L.L.C.                                UNITED STATES     N/A         N/A
3079  3        GS MEZZANINE PARTNERS II OFFSHORE, L.P.                       CAYMAN ISLANDS    N/A         N/A
3080  3        GS MEZZANINE PARTNERS II, L.P.                                UNITED STATES     N/A         N/A
3081  2      GS MEZZANINE ADVISORS III, L.L.C.                               UNITED STATES     N/A         N/A
3082  3        GS MEZZANINE PARTNERS III OFFSHORE, L.P.                      CAYMAN ISLANDS    N/A         N/A
3083  4          GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.             UNITED STATES     N/A         N/A
3084  5            GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
3085  6              ALCHEMY HOLDING S.A.R.L.                                LUXEMBOURG        99          96
3086  6              GSMP 3 S.A.R.L.                                         LUXEMBOURG        100         N/A
3087  4          GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.               CAYMAN ISLANDS    N/A         N/A
3088  3        GS MEZZANINE PARTNERS III, L.P.                               UNITED STATES     N/A         N/A
3089  4          GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.              UNITED STATES     N/A         N/A
3090  5            GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.              UNITED STATES     N/A         N/A
3091  6              ALCHEMY HOLDING S.A.R.L.                                LUXEMBOURG        99          96
3092  6              GSMP 3 ONSHORE S.A.R.L.                                 LUXEMBOURG        100         N/A
3093  4          GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                UNITED STATES     N/A         N/A
3094  2      GS MEZZANINE ADVISORS V, L.L.C.                                 UNITED STATES     N/A         N/A
3095  3        GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                   CAYMAN ISLANDS    N/A         N/A
3096  3        GS MEZZANINE PARTNERS V OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
3097  3        GS MEZZANINE PARTNERS V, L.P.                                 UNITED STATES     N/A         N/A
3098  2      GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.                  UNITED STATES     N/A         N/A
3099  2      GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.                  CAYMAN ISLANDS    N/A         N/A
3100  2      GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                       CAYMAN ISLANDS    N/A         N/A
3101  2      GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                       UNITED STATES     N/A         N/A
3102  2      GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                       UNITED STATES     N/A         N/A
3103  2      GS MEZZANINE PARTNERS 2006, L.P.                                UNITED STATES     N/A         N/A
3104  2      GS MEZZANINE PARTNERS II OFFSHORE, L.P.                         CAYMAN ISLANDS    N/A         N/A
3105  2      GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.          CAYMAN ISLANDS    N/A         N/A
3106  2      GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                   UNITED STATES     N/A         N/A
3107  3        GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.                UNITED STATES     N/A         N/A
3108  3        GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                  UNITED STATES     N/A         N/A
3109  3        GS MEZZANINE PARTNERS III, L.P.                               UNITED STATES     N/A         N/A
3110  2      GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.             UNITED STATES     N/A         N/A
3111  3        GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.        CAYMAN ISLANDS    N/A         N/A
3112  3        GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                 UNITED STATES     N/A         N/A
3113  3        GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.             CAYMAN ISLANDS    N/A         N/A
3114  4          GS MEZZANINE PARTNERS III PIA FUND, L.P.                    UNITED STATES     N/A         N/A
3115  3        GS MEZZANINE PARTNERS III PIA FUND, L.P.                      UNITED STATES     N/A         N/A
3116  2      GS MEZZANINE PARTNERS III OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
3117  2      GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3118  2      GS MEZZANINE PARTNERS III PIA FUND, L.P.                        UNITED STATES     N/A         N/A
3119  2      GS MEZZANINE PARTNERS III, L.P.                                 UNITED STATES     N/A         N/A
3120  2      GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                     UNITED STATES     N/A         N/A
3121  2      GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                     CAYMAN ISLANDS    N/A         N/A
3122  2      GS MEZZANINE PARTNERS V OFFSHORE, L.P.                          CAYMAN ISLANDS    N/A         N/A
3123  2      GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.                 CAYMAN ISLANDS    100         N/A
3124  3        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE, L.P.   CAYMAN ISLANDS    N/A         N/A
3125  3        GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                   CAYMAN ISLANDS    N/A         N/A
3126  3        GS MEZZANINE PARTNERS V OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
3127  2      GS MEZZANINE PARTNERS V PIA FUND, L.P.                          UNITED STATES     N/A         N/A
3128  2      GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.          CAYMAN ISLANDS    44          N/A
3129  3        GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3130  2      GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.                   UNITED STATES     N/A         N/A
3131  2      GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                       UNITED STATES     N/A         N/A
3132  2      GS MEZZANINE PARTNERS V, L.P.                                   UNITED STATES     N/A         N/A
3133  2      GS MORTGAGE DERIVATIVES, INC.                                   UNITED STATES     100         N/A
3134  2      GS MORTGAGE SECURITIES CORP.                                    UNITED STATES     100         N/A
3135  2      GS MORTGAGE SECURITIES CORPORATION II                           UNITED STATES     100         N/A
3136  2      GS OPPORTUNITY ADVISORS, L.L.C.                                 UNITED STATES     N/A         N/A
3137  3        GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                        CAYMAN ISLANDS    N/A         N/A
3138  4          BLADERUNNER S.A.R.L.                                        LUXEMBOURG        100         N/A
3139  4          GSOP OFFSHORE GYMBO HOLDINGS, L.L.C.                        UNITED STATES     N/A         N/A
3140  5            GYMBO HOLDINGS, L.P.                                      CAYMAN ISLANDS    N/A         N/A
3141  4          GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.                      UNITED STATES     N/A         N/A
3142  4          GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.                   UNITED STATES     N/A         N/A
3143  5            PAPERCO INVESTMENTS, L.P.                                 CAYMAN ISLANDS    N/A         N/A
3144  4          GSOP OFFSHORE STEEL HOLDINGS, L.L.C.                        UNITED STATES     N/A         N/A
3145  4          LUX GSCP 6 / GSOP DEBT S.A R.L.                             LUXEMBOURG        100         N/A
3146  4          STEEL HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3147  3        GS OPPORTUNITY PARTNERS, L.P.                                 UNITED STATES     N/A         N/A
3148  4          BLADERUNNER S.A.R.L.                                        LUXEMBOURG        100         N/A
3149  4          GYMBO HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3150  4          LUX GSCP 6 / GSOP DEBT S.A R.L.                             LUXEMBOURG        100         N/A
3151  4          PAPERCO INVESTMENTS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3152  4          STEEL HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3153  2      GS Opportunity Advisors, Ltd.                                   CAYMAN ISLANDS    100         N/A
3154  3        GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.                    CAYMAN ISLANDS    N/A         N/A
3155  4          BLADERUNNER S.A.R.L.                                        LUXEMBOURG        100         N/A
3156  4          GYMBO HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3157  4          LUX GSCP 6 / GSOP DEBT S.A R.L.                             LUXEMBOURG        100         N/A
3158  4          PAPERCO INVESTMENTS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3159  4          STEEL HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3160  3        GS Opportunity Partners Offshore - B, L.P.                    CAYMAN ISLANDS    N/A         N/A
3161  4          BLADERUNNER S.A.R.L.                                        LUXEMBOURG        100         N/A
3162  4          GYMBO HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3163  4          LUX GSCP 6 / GSOP DEBT S.A R.L.                             LUXEMBOURG        100         N/A
3164  4          PAPERCO HOLDINGS II, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3165  4          PAPERCO INVESTMENTS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3166  4          STEEL HOLDINGS, L.P.                                        CAYMAN ISLANDS    N/A         N/A
3167  2      GS PCP CORE PLUS 2002 GP, L.L.C.                                UNITED STATES     N/A         N/A
3168  3        GS PCP CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.           UNITED STATES     N/A         N/A
3169  4          GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.             UNITED STATES     N/A         N/A
3170  2      GS PE CSEC OFFSHORE HOLDINGS, L.P.                              CAYMAN ISLANDS    N/A         N/A
3171  3        GS VAN GOGH LUX I S.A R.L.                                    LUXEMBOURG        100         N/A
3172  3        GS VAN GOGH LUX II S.A R.L.                                   LUXEMBOURG        100         N/A
3173  3        GSV HEYDEN HOLDINGS, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3174  2      GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                         UNITED STATES     N/A         N/A
3175  3        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND III, LLC     UNITED STATES     N/A         N/A
3176  2      GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                          UNITED STATES     N/A         N/A
3177  2      GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                           UNITED STATES     N/A         N/A
3178  3        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND V, L.L.C.    UNITED STATES     N/A         N/A
3179  2      GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                          UNITED STATES     N/A         N/A
3180  3        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VI, LLC      UNITED STATES     N/A         N/A
3181  4          Goldman Sachs Private Equity Group Master Fund VI, LLC      UNITED STATES     N/A         N/A
3182  5            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE          CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3183  6              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE        CAYMAN ISLANDS    100         N/A
                       HOLDINGS FOREIGN INCOME BLOCKER, LTD.
3184  6              GS PEP SAFWAY HOLDINGS, L.L.C.                          UNITED STATES     N/A         N/A
3185  6              GS PEP X Offshore YES Holdings Corp.                    UNITED STATES     100         N/A
3186  7                YES NETWORK HOLDING COMPANY, LLC                      UNITED STATES     11          N/A
3187  5            GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.        UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3188  6              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.             CAYMAN ISLANDS    N/A         N/A
3189  6              GSV ENERGY HOLDINGS, INC.                               UNITED STATES     99          N/A
3190  6              GSVA OFFSHORE HOLDINGS, INC.                            UNITED STATES     100         N/A
3191  6              GSVF AHO INVESTMENTS CORP.                              UNITED STATES     99          N/A
3192  5            VINTAGE FUND GSVA, L.P.                                   UNITED STATES     N/A         N/A
3193  6              GSVA HOLDINGS, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3194  2      GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                         UNITED STATES     N/A         N/A
3195  2      GS PIA 2000 EMPLOYEE FUND, L.P.                                 UNITED STATES     N/A         N/A
3196  2      GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                        CAYMAN ISLANDS    N/A         N/A
3197  2      GS PIA ADVISORS I, L.L.C.                                       UNITED STATES     N/A         N/A
3198  2      GS POWER HOLDINGS LLC                                           UNITED STATES     N/A         N/A

3199  3       C.I. COLOMBIAN NATURAL RESOURCES I S.A.S.                  551112 - Offices of  Bogota                  COLOMBIA
                                                                         Other Holding
                                                                         Companies
3200  3       COGENTRIX ENERGY, LLC                                      551112 - Offices of  Charlotte     NC        North
                                                                         Other Holding                                Carolina
                                                                         Companies
3201  4         COGENTRIX DELAWARE HOLDINGS, LLC                         551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3202  5           CI, LLC                                                551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3203  6             COGENTRIX-MEXICO, INC.                               551112 - Offices of  Charlotte     NC        North
                                                                         Other Holding                                Carolina
                                                                         Companies
3204  5           COGENTRIX EASTERN AMERICA, LLC                         551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3205  6             COGENTRIX POWER HOLDINGS II LLC                      551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3206  7               COGENTRIX ENERGY POWER COMPANY LLC                 551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3207  8                 APACHE SOLAR ENERGY, LLC                         221119 - Other       Charlotte     NC        Delaware
                                                                         Electric Power
                                                                         Generation
3208  9                   SOLAR GEN 2 LLC                                551112 - Offices of  Folsom        CA        Delaware
                                                                         Other Holding
                                                                         Companies
3209  10                    SG2 IMPERIAL VALLEY LLC                      551112 - Offices of  Folsom        CA        Delaware
                                                                         Other Holding
                                                                         Companies
3210  8                 JMCS I HOLDINGS, INC.                            551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3211  8                 RAPTOR HOLDINGS COMPANY                          551112 - Offices of  Charlotte     NC        California
                                                                         Other Holding
                                                                         Companies
3212  9                   CB POWER HOLDINGS, LLC                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3213  10                    CBAS POWER HOLDINGS, LLC                     551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3214  11                      CBAS POWER, INC.                           551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3215  12                        GRAY HAWK POWER CORPORATION              551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3216  13                          CEDAR BAY COGENERATION, LLC            551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3217  14                            CEDAR BAY GENERATING COMPANY,        22111 - Electric     Wilmington    DE        Delaware
                                      LIMITED PARTNERSHIP                Power Generation
3218  13                          CEDAR POWER, LLC                       551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3219  14                            CEDAR I POWER, LLC                   551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3220  15                              CEDAR II POWER, LLC                551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3221  16                                CEDAR BAY GENERATING COMPANY,    22111 - Electric     Wilmington    DE        Delaware
                                          LIMITED PARTNERSHIP            Power Generation
3222  5           COGENTRIX PARTS COMPANY, INC.                          22111 - Electric     Charlotte     NC        Delaware
                                                                         Power Generation
3223  5           COGENTRIX ZYDECO, LLC                                  211111 - Development Charlotte     NC        Delaware
                                                                         of Coal Gasification
                                                                         Project
3224  5           SOUTHAVEN POWER, LLC                                   525990 - Other       Charlotte     NC        Delaware
                                                                         Financial Vehicles
3225  4         COGENTRIX ENERGY MANAGEMENT SERVICES, LLC                551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3226  4         COGENTRIX INTERNATIONAL HOLDINGS, INC.                   551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3227  5           BASAT ELEKTRIK URETIM VE TICARET L.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3228  5           COGENTRIX INTERNATIONAL HOLDINGS, BV                   551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
3229  5           COGENTRIX INTERNATIONAL TURKEY I, LLC                  551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3230  6             FIRAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3231  6             KARET ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3232  6             SONAT ELEKTRIK URETIM VE TICARET A.S.                221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3233  5           COGENTRIX INTERNATIONAL TURKEY II, LLC                 551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3234  6             FIRAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3235  6             KARET ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3236  6             SONAT ELEKTRIK URETIM VE TICARET A.S.                221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3237  5           COGENTRIX INTERNATIONAL TURKEY III, LLC                551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3238  6             FIRAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3239  6             KARET ELEKTRIK URETIM VE TICARET A.S.                221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3240  5           COGENTRIX INTERNATIONAL UK LIMITED                     525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3241  6             ETI ELEKTRIK URETIM, A.S.                            221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3242  7               BASAT ELEKTRIK URETIM VE TICARET L.S.              221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3243  7               DERTON ELEKTRIK URETIM VE TICARET A.S.             221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3244  7               DORAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3245  7               EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.      221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3246  7               FIRAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3247  7               KARET ELEKTRIK URETIM VE TICARET A.S.              221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3248  7               MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.       221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3249  7               SONAT ELEKTRIK URETIM VE TICARET A.S.              221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3250  7               UCGEN ENERJI ELEKTRIK URETIM L.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3251  7               YADE ELEKTRIK URETIM VE TICARET L.S.               221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3252  5           DERTON ELEKTRIK URETIM VE TICARET A.S.                 221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3253  5           DORAT ELEKTRIK URETIM VE TICARET A.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3254  5           EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.          221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3255  5           FIRAT ELEKTRIK URETIM VE TICARET A.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3256  5           KARET ELEKTRIK URETIM VE TICARET A.S.                  221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3257  5           MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.           221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3258  5           SONAT ELEKTRIK URETIM VE TICARET A.S.                  221111 -             Istanbul                TURKEY
                                                                         Hydroelectric Power
                                                                         Generation
3259  5           UCGEN ENERJI ELEKTRIK URETIM L.S.                      221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3260  5           YADE ELEKTRIK URETIM VE TICARET L.S.                   221119 - Other       Istanbul                TURKEY
                                                                         Electric Power
                                                                         Generation
3261  4         COGENTRIX POWER HOLDINGS I LLC                           551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3262  5           COGENTRIX OPERATING SERVICES HOLDINGS, LLC             551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3263  5           U.S OPERATING SERVICES HOLDINGS, LLC                   551112 - Offices of  Charlotte     NC        California
                                                                         Other Holding
                                                                         Companies
3264  6             USGEN HOLDINGS, LLC                                  551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3265  6             USOSC HOLDINGS, LLC                                  551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3266  4         NORTHAMPTON HOLDCO LLC                                   551112 - Offices of  Needham       MA        Delaware
                                                                         Other Holding
                                                                         Companies
3267  5           COGENTRIX/NORTHAMPTON, LLC                             551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3268  6             NORTHAMPTON GENERATING COMPANY, L.P.                 221112 - Fossil Fuel Charlotte     NC        Delaware
                                                                         Electric Power
                                                                         Generation
3269  7               NORTHAMPTON FUEL SUPPLY COMPANY, INC.              213113 - Culm Bank   Charlotte     NC        Delaware
                                                                         Recovery, Coal, on a
                                                                         contract basis
3270  7               NORTHAMPTON WATER SUPPLY, INC.                     221310 - Water       Charlotte     NC        Delaware
                                                                         supply systems
3271  5           JAEGER II LLC                                          551112 - Offices of  Charlotte     NC        Delaware
                                                                         Other Holding
                                                                         Companies
3272  6             NORTHAMPTON GENERATING COMPANY, L.P.                 221112 - Fossil Fuel Charlotte     NC        Delaware
                                                                         Electric Power
                                                                         Generation
3273  4         SPECTRAWATT, INC.                                        523120 - Securities  Hillsboro     OR        Delaware
                                                                         Brokerage
3274  3       MCEPF METRO I, INC.                                        551112 - Offices of  Dover         DE        Delaware
                                                                         Other Holding
                                                                         Companies
3275  4         MITSI HOLDINGS LLC                                       551112 - Offices of  Romulus       MI        Delaware
                                                                         Other Holding
                                                                         Companies
3276  3       MITSI HOLDINGS LLC                                         551112 - Offices of  Romulus       MI        Delaware
                                                                         Other Holding
                                                                         Companies
3277  3       NATURAL RESOURCES INVESTMENTS S.L.                         551112 - Offices of  Madrid                  SPAIN
                                                                         Other Holding
                                                                         Companies
3278  3       NRI CAYMAN LTD.                                            551112 - Offices of  Grand Cayman
                                                                         Other Holding
                                                                         Companies
3279  2     GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3280  3       GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3281  2     GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3282  3       GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3283  2     GS PRIVATE EQUITY MANAGEMENT, L.L.C.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3284  3       GS PRIVATE EQUITY PARTNERS, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3285  4         GS CAPITAL PARTNERS 2000, L.P.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3286  2     GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3287  3       GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND OFFSHORE,    525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
3288  3       GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3289  4         EDUCATION MANAGEMENT CORPORATION                         525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3290  4         SUNGARD CAPITAL CORP.                                    51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3291  2     GS PS 90 MEMBER LLC                                          525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3292  2     GS RBD HOLDINGS I CORP.                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3293  3       GS RBD HOLDINGS, L.P.                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3294  4         OOO GOLDMAN SACHS                                        523120 - Securities  Moscow                  RUSSIA
                                                                         Brokerage
3295  2     GS RBD HOLDINGS II CORP.                                     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3296  3       GS RBD HOLDINGS, L.P.                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3297  2     GS RE HOLDINGS, INC.                                         524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
3298  3       LONGMORE CREDIT SERVICES, LLC                              524298 - All Other   Southborough  MA        Delaware
                                                                         Insurance Related
                                                                         Activities
3299  2     GS REA HOLDINGS, L.L.C.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3300  3       GS REA GOLDENBRIDGE HOLDINGS LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3301  3       RELATED INVESTCO LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3302  2     GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3303  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      525990 - Other       George Town             CAYMAN
                LIMITED PARTNERSHIP                                      Financial Vehicles                           ISLANDS
3304  2     GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.     531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
3305  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CORPORATE)   525990 - Other       George Town             CAYMAN
                LIMITED PARTNERSHIP                                      Financial Vehicles                           ISLANDS
3306  2     GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.          531390 - Other       George Town             CAYMAN
                                                                         activities related                           ISLANDS
                                                                         to real estate
3307  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)      525990 - Other       New York      NY        Delaware
                LIMITED PARTNERSHIP                                      Financial Vehicles
3308  2     GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3309  3       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)        525990 - Other       New York      NY        Delaware
                LIMITED PARTNERSHIP                                      Financial Vehicles
3310  2     GS REALTY INCOME ADVISORS, L.L.C. 2002                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3311  3       GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3312  2     GS RISK ADVISORS, INC.                                       524210 - Insurance   NEW YORK      NY        Delaware
                                                                         Agencies and
                                                                         Brokerages
3313  3       ARROW CAPITAL INVESTMENT SERVICES, LTD.                    524298 - All Other   Hamilton                BERMUDA
                                                                         Insurance Related
                                                                         Activities
3314  3       GOLDMAN SACHS RISK ADVISORS, L.P.                          524298 - All Other   NEW YORK      NY        Delaware
                                                                         Insurance Related
                                                                         Activities
3315  2     GS SECURED GUARANTY COMPANY LIMITED                          524126 - Direct      Hamilton                BERMUDA
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
3316  2     GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE      523120 - Securities  Mexico City             MEXICO
              CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO MULTIPLE,  Brokerage
              ENTIDAD NO REGULADA
3317  2     GS SITE 25 HOTEL HOLDINGS, LLC                               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3318  3       GS SITE 25 HOTEL, LLC                                      531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
3319  2     GS SITE 25 RETAIL HOLDINGS, LLC                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3320  3       GS SITE 25 RETAIL, LLC                                     531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
3321  2     GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3322  3       GSSOAF HOLDING COMPANY                                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3323  4         ASO DWCS CAYMAN LLC                                      523991 - Trust,      George Town             CAYMAN
                                                                         Fiduciary, and                               ISLANDS
                                                                         Custody Activities
3324  4         ASO I (MAURITIUS) LIMITED                                525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
3325  2     GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3326  3       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS

3199  3        C.I. COLOMBIAN NATURAL RESOURCES I S.A.S.                     Colombia          100         N/A
3200  3        COGENTRIX ENERGY, LLC                                         UNITED STATES     N/A         N/A
3201  4          COGENTRIX DELAWARE HOLDINGS, LLC                            UNITED STATES     N/A         N/A
3202  5            CI, LLC                                                   UNITED STATES     N/A         N/A
3203  6              COGENTRIX-MEXICO, INC.                                  UNITED STATES     100         N/A
3204  5            COGENTRIX EASTERN AMERICA, LLC                            UNITED STATES     N/A         N/A
3205  6              COGENTRIX POWER HOLDINGS II LLC                         UNITED STATES     N/A         N/A
3206  7                COGENTRIX ENERGY POWER COMPANY LLC                    UNITED STATES     N/A         N/A
3207  8                  APACHE SOLAR ENERGY, LLC                            UNITED STATES     N/A         N/A
3208  9                    SOLAR GEN 2 LLC                                   UNITED STATES     N/A         N/A
3209  10                     SG2 IMPERIAL VALLEY LLC                         UNITED STATES     N/A         N/A
3210  8                  JMCS I HOLDINGS, INC.                               UNITED STATES     100         N/A
3211  8                  RAPTOR HOLDINGS COMPANY                             UNITED STATES     100         N/A
3212  9                    CB POWER HOLDINGS, LLC                            UNITED STATES     N/A         N/A
3213  10                     CBAS POWER HOLDINGS, LLC                        UNITED STATES     N/A         N/A
3214  11                       CBAS POWER, INC.                              UNITED STATES     100         N/A
3215  12                         GRAY HAWK POWER CORPORATION                 UNITED STATES     100         N/A
3216  13                           CEDAR BAY COGENERATION, LLC               UNITED STATES     100         N/A
3217  14                             CEDAR BAY GENERATING COMPANY, LIMITED   UNITED STATES     N/A         N/A
                                       PARTNERSHIP
3218  13                           CEDAR POWER, LLC                          UNITED STATES     100         N/A
3219  14                             CEDAR I POWER, LLC                      UNITED STATES     100         N/A
3220  15                               CEDAR II POWER, LLC                   UNITED STATES     100         N/A
3221  16                                 CEDAR BAY GENERATING COMPANY,       UNITED STATES     N/A         N/A
                                           LIMITED PARTNERSHIP
3222  5            COGENTRIX PARTS COMPANY, INC.                             UNITED STATES     100         N/A
3223  5            COGENTRIX ZYDECO, LLC                                     UNITED STATES     N/A         N/A
3224  5            SOUTHAVEN POWER, LLC                                      UNITED STATES     N/A         N/A
3225  4          COGENTRIX ENERGY MANAGEMENT SERVICES, LLC                   UNITED STATES     N/A         N/A
3226  4          COGENTRIX INTERNATIONAL HOLDINGS, INC.                      UNITED STATES     100         N/A
3227  5            BASAT ELEKTRIK URETIM VE TICARET L.S.                     TURKEY            100         N/A
3228  5            COGENTRIX INTERNATIONAL HOLDINGS, BV                      NETHERLANDS       100         N/A
3229  5            COGENTRIX INTERNATIONAL TURKEY I, LLC                     UNITED STATES     N/A         N/A
3230  6              FIRAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3231  6              KARET ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3232  6              SONAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3233  5            COGENTRIX INTERNATIONAL TURKEY II, LLC                    UNITED STATES     N/A         N/A
3234  6              FIRAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3235  6              KARET ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3236  6              SONAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3237  5            COGENTRIX INTERNATIONAL TURKEY III, LLC                   UNITED STATES     N/A         N/A
3238  6              FIRAT ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3239  6              KARET ELEKTRIK URETIM VE TICARET A.S.                   TURKEY            100         N/A
3240  5            COGENTRIX INTERNATIONAL UK LIMITED                        UNITED KINGDOM    100         N/A
                                                                             (OTHER)
3241  6              ETI ELEKTRIK URETIM, A.S.                               TURKEY            100         N/A
3242  7                BASAT ELEKTRIK URETIM VE TICARET L.S.                 TURKEY            100         N/A
3243  7                DERTON ELEKTRIK URETIM VE TICARET A.S.                TURKEY            99          N/A
3244  7                DORAT ELEKTRIK URETIM VE TICARET A.S.                 TURKEY            91          N/A
3245  7                EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.         TURKEY            100         N/A
3246  7                FIRAT ELEKTRIK URETIM VE TICARET A.S.                 TURKEY            100         N/A
3247  7                KARET ELEKTRIK URETIM VE TICARET A.S.                 TURKEY            100         N/A
3248  7                MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.          TURKEY            100         N/A
3249  7                SONAT ELEKTRIK URETIM VE TICARET A.S.                 TURKEY            100         N/A
3250  7                UCGEN ENERJI ELEKTRIK URETIM L.S.                     TURKEY            100         N/A
3251  7                YADE ELEKTRIK URETIM VE TICARET L.S.                  TURKEY            99          N/A
3252  5            DERTON ELEKTRIK URETIM VE TICARET A.S.                    TURKEY            99          N/A
3253  5            DORAT ELEKTRIK URETIM VE TICARET A.S.                     TURKEY            91          N/A
3254  5            EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.             TURKEY            100         N/A
3255  5            FIRAT ELEKTRIK URETIM VE TICARET A.S.                     TURKEY            100         N/A
3256  5            KARET ELEKTRIK URETIM VE TICARET A.S.                     TURKEY            100         N/A
3257  5            MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.              TURKEY            100         N/A
3258  5            SONAT ELEKTRIK URETIM VE TICARET A.S.                     TURKEY            100         N/A
3259  5            UCGEN ENERJI ELEKTRIK URETIM L.S.                         TURKEY            100         N/A
3260  5            YADE ELEKTRIK URETIM VE TICARET L.S.                      TURKEY            99          N/A
3261  4          COGENTRIX POWER HOLDINGS I LLC                              UNITED STATES     N/A         N/A
3262  5            COGENTRIX OPERATING SERVICES HOLDINGS, LLC                UNITED STATES     N/A         N/A
3263  5            U.S OPERATING SERVICES HOLDINGS, LLC                      UNITED STATES     N/A         N/A
3264  6              USGEN HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3265  6              USOSC HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3266  4          NORTHAMPTON HOLDCO LLC                                      UNITED STATES     N/A         N/A
3267  5            COGENTRIX/NORTHAMPTON, LLC                                UNITED STATES     N/A         N/A
3268  6              NORTHAMPTON GENERATING COMPANY, L.P.                    UNITED STATES     N/A         N/A
3269  7                NORTHAMPTON FUEL SUPPLY COMPANY, INC.                 UNITED STATES     100         N/A
3270  7                NORTHAMPTON WATER SUPPLY, INC.                        UNITED STATES     100         N/A
3271  5            JAEGER II LLC                                             UNITED STATES     N/A         N/A
3272  6              NORTHAMPTON GENERATING COMPANY, L.P.                    UNITED STATES     N/A         N/A
3273  4          SPECTRAWATT, INC.                                           UNITED STATES     30          N/A
3274  3        MCEPF METRO I, INC.                                           UNITED STATES     100         N/A
3275  4          MITSI HOLDINGS LLC                                          UNITED STATES     97          2
3276  3        MITSI HOLDINGS LLC                                            UNITED STATES     97          2
3277  3        NATURAL RESOURCES INVESTMENTS S.L.                            SPAIN             100         N/A
3278  3        NRI CAYMAN LTD.                                               CAYMAN ISLANDS    99          N/A
3279  2      GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.                UNITED STATES     N/A         N/A
3280  3        GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.                  UNITED STATES     N/A         N/A
3281  2      GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                     CAYMAN ISLANDS    100         N/A
3282  3        GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
3283  2      GS PRIVATE EQUITY MANAGEMENT, L.L.C.                            UNITED STATES     N/A         N/A
3284  3        GS PRIVATE EQUITY PARTNERS, L.P.                              UNITED STATES     N/A         N/A
3285  4          GS CAPITAL PARTNERS 2000, L.P.                              UNITED STATES     N/A         N/A
3286  2      GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.       UNITED STATES     N/A         N/A
3287  3        GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND OFFSHORE, L.P.  CAYMAN ISLANDS    N/A         N/A
3288  3        GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND, L.P.           UNITED STATES     N/A         N/A
3289  4          EDUCATION MANAGEMENT CORPORATION                            UNITED STATES     42          N/A
3290  4          SUNGARD CAPITAL CORP.                                       UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3291  2      GS PS 90 MEMBER LLC                                             UNITED STATES     N/A         N/A
3292  2      GS RBD HOLDINGS I CORP.                                         UNITED STATES     100         N/A
3293  3        GS RBD HOLDINGS, L.P.                                         UNITED STATES     N/A         N/A
3294  4          OOO GOLDMAN SACHS                                           RUSSIA            N/A         N/A
3295  2      GS RBD HOLDINGS II CORP.                                        UNITED STATES     100         N/A
3296  3        GS RBD HOLDINGS, L.P.                                         UNITED STATES     N/A         N/A
3297  2      GS RE HOLDINGS, INC.                                            UNITED STATES     100         N/A
3298  3        LONGMORE CREDIT SERVICES, LLC                                 UNITED STATES     N/A         N/A
3299  2      GS REA HOLDINGS, L.L.C.                                         UNITED STATES     N/A         N/A
3300  3        GS REA GOLDENBRIDGE HOLDINGS LLC                              UNITED STATES     N/A         N/A
3301  3        RELATED INVESTCO LLC                                          UNITED STATES     12          N/A
3302  2      GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.           UNITED STATES     N/A         N/A
3303  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) LIMITED CAYMAN ISLANDS    N/A         N/A
                 PARTNERSHIP
3304  2      GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.        UNITED STATES     N/A         N/A
3305  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CORPORATE)      CAYMAN ISLANDS    N/A         N/A
                 LIMITED PARTNERSHIP
3306  2      GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.             CAYMAN ISLANDS    100         N/A
3307  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY) LIMITED UNITED STATES     N/A         N/A
                 PARTNERSHIP
3308  2      GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP, L.L.C.             UNITED STATES     N/A         N/A
3309  3        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.) LIMITED   UNITED STATES     N/A         N/A
                 PARTNERSHIP
3310  2      GS REALTY INCOME ADVISORS, L.L.C. 2002                          UNITED STATES     N/A         N/A
3311  3        GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.               UNITED STATES     N/A         N/A
3312  2      GS RISK ADVISORS, INC.                                          UNITED STATES     100         N/A
3313  3        ARROW CAPITAL INVESTMENT SERVICES, LTD.                       BERMUDA           100         N/A
3314  3        GOLDMAN SACHS RISK ADVISORS, L.P.                             UNITED STATES     N/A         N/A
3315  2      GS SECURED GUARANTY COMPANY LIMITED                             BERMUDA           100         N/A
3316  2      GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE CAPITAL MEXICO            100         N/A
               VARIABLE, SOCIEDAD FINANCIERA DE OBJETO MULTIPLE, ENTIDAD NO
               REGULADA
3317  2      GS SITE 25 HOTEL HOLDINGS, LLC                                  UNITED STATES     N/A         N/A
3318  3        GS SITE 25 HOTEL, LLC                                         UNITED STATES     N/A         N/A
3319  2      GS SITE 25 RETAIL HOLDINGS, LLC                                 UNITED STATES     N/A         N/A
3320  3        GS SITE 25 RETAIL, LLC                                        UNITED STATES     N/A         N/A
3321  2      GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.             CAYMAN ISLANDS    N/A         N/A
3322  3        GSSOAF HOLDING COMPANY                                        CAYMAN ISLANDS    100         N/A
3323  4          ASO DWCS CAYMAN LLC                                         CAYMAN ISLANDS    100         N/A
3324  4          ASO I (MAURITIUS) LIMITED                                   MAURITIUS         100         100
3325  2      GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.             CAYMAN ISLANDS    100         N/A
3326  3        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.           CAYMAN ISLANDS    N/A         N/A

3327  2     GS TAX CREDIT SLP LLC                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3328  2     GS TDN Advisors, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3329  2     GS TXU ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3330  3       GOLDMAN SACHS TXU INVESTORS, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3331  2     GS TXU OFFSHORE ADVISORS, INC.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3332  3       GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3333  3       GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3334  4         GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3335  2     GS UDC 114TH STREET MEMBER LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3336  2     GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3337  3       GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3338  3       GS VINTAGE II EMPLOYEE FUND, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3339  2     GS YES ADVISORS, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3340  2     GSAM - THL ACCESS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3341  3       GS THL EQUITY FUND VI - GS ACCESS ADVISORS, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3342  4         THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3343  4         THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3344  4         THL EQUITY FUND VI - GS ACCESS, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3345  3       THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3346  2     GSAM GEN-PAR II, L.L.C.                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3347  3       GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES ADVISORS, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3348  4         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3349  3       GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE         525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3350  4         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE, 525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3351  5           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3352  3       GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE         525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3353  4         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE  525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3354  3       GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3355  4         GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND, L.P.  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3356  4         GOLDMAN SACHS PETERSHILL FUND, L.P.                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3357  5           GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,  525910 - Open-End    New York      NY        CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3358  5           GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS, LTD.  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3359  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3360  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)        525990 - Other       George Town             CAYMAN
                    HOLDINGS, LTD.                                       Financial Vehicles                           ISLANDS
3361  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)         525990 - Other       George Town             CAYMAN
                    HOLDINGS, LTD.                                       Financial Vehicles                           ISLANDS
3362  5           GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,  525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3363  5           GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3364  5           GOLDMAN SACHS PETERSHILL U.S. IM (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3365  5           GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ) HOLDINGS,     525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3366  5           GOLDMAN SACHS PETERSHILL U.S. IM (PALMEIRO) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3367  5           GOLDMAN SACHS PETERSHILL U.S. IM (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3368  4         GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3369  5           GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,  525910 - Open-End    New York      NY        CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3370  5           GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS, LTD.  551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3371  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3372  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)        525990 - Other       George Town             CAYMAN
                    HOLDINGS, LTD.                                       Financial Vehicles                           ISLANDS
3373  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)         525990 - Other       George Town             CAYMAN
                    HOLDINGS, LTD.                                       Financial Vehicles                           ISLANDS
3374  5           GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,  525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3375  5           GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3376  5           GOLDMAN SACHS PETERSHILL U.S. IM (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3377  5           GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ) HOLDINGS,     525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3378  5           GOLDMAN SACHS PETERSHILL U.S. IM (PALMEIRO) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3379  5           GOLDMAN SACHS PETERSHILL U.S. IM (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3380  3       GOLDMAN SACHS PETERSHILL FUND OFFSHORE ADVISORS, INC.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3381  4         GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS          525990 - Other       George Town             CAYMAN
                  (CAYMAN), L.P.                                         Financial Vehicles                           ISLANDS
3382  5           GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3383  5           GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,  525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3384  5           GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS     525910 - Open-End    George Town             CAYMAN
                    LTD.                                                 Investment Funds                             ISLANDS
3385  4         GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.             525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3386  5           GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND,     551112 - Offices of  New York      NY        Delaware
                    L.P.                                                 Other Holding
                                                                         Companies
3387  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)         525990 - Other       New York      NY        Delaware
                    HOLDINGS CORP.                                       Financial Vehicles
3388  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)      525990 - Other       New York      NY        Delaware
                    HOLDINGS CORP.                                       Financial Vehicles
3389  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)        525910 - Open-End    New York      NY        Delaware
                    HOLDINGS CORP.                                       Investment Funds
3390  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS        525990 - Other       George Town             CAYMAN
                    (CAYMAN), L.P.                                       Financial Vehicles                           ISLANDS
3391  5           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND          525910 - Open-End    George Town             CAYMAN
                    HOLDINGS, L.P.                                       Investment Funds                             ISLANDS
3392  6             GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE)    525910 - Open-End    New York      NY        CAYMAN
                      II, LTD.                                           Investment Funds                             ISLANDS
3393  5           GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL) HOLDINGS,    525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3394  6             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      525990 - Other       George Town             CAYMAN
                      HOLDINGS, LTD.                                     Financial Vehicles                           ISLANDS
3395  5           GOLDMAN SACHS PETERSHILL U.S. GP (RADAR) HOLDINGS,     525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3396  6             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       525990 - Other       George Town             CAYMAN
                      HOLDINGS, LTD.                                     Financial Vehicles                           ISLANDS
3397  5           Goldman Sachs Petershill Fund Offshore (Lombardi)      525910 - Open-End    New York      NY        Delaware
                    Holdings Corp.                                       Investment Funds
3398  4         GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (TRUEMAN)     525990 - Other       George Town             CAYMAN
                  III, L.P.                                              Financial Vehicles                           ISLANDS
3399  4         GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND HOLDINGS,  525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
3400  4         GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND, L.P.      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3401  5           GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS I, LTD.     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3402  4         GOLDMAN SACHS PETERSHILL PMD QP FUND OFFSHORE, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3403  5           GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND,     551112 - Offices of  New York      NY        Delaware
                    L.P.                                                 Other Holding
                                                                         Companies
3404  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)         525990 - Other       New York      NY        Delaware
                    HOLDINGS CORP.                                       Financial Vehicles
3405  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)      525990 - Other       New York      NY        Delaware
                    HOLDINGS CORP.                                       Financial Vehicles
3406  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)        525910 - Open-End    New York      NY        Delaware
                    HOLDINGS CORP.                                       Investment Funds
3407  5           GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS        525990 - Other       George Town             CAYMAN
                    (CAYMAN), L.P.                                       Financial Vehicles                           ISLANDS
3408  5           GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL) HOLDINGS,    525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3409  5           GOLDMAN SACHS PETERSHILL U.S. GP (RADAR) HOLDINGS,     525990 - Other       George Town             CAYMAN
                    LTD.                                                 Financial Vehicles                           ISLANDS
3410  5           Goldman Sachs Petershill Fund Offshore (Lombardi)      525910 - Open-End    New York      NY        Delaware
                    Holdings Corp.                                       Investment Funds
3411  2     GSAM GEN-PAR, L.L.C.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3412  3       AEGIS INVESTORS ADVISORS, L.L.C.                           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3413  4         AEGIS INVESTORS, L.P.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3414  5           AEGIS INVESTORS FOREIGN INCOME BLOCKER, L.L.C.         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3415  3       CAP IV Access Advisors, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3416  3       GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE     525990 - Other       George Town             CAYMAN
                HOLDINGS, INC.                                           Financial Vehicles                           ISLANDS
3417  4         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE       525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3418  3       GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE,    525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3419  4         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE, L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3420  5           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE     525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3421  3       GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS, L.L.C.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3422  4         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3423  3       GOLDMAN SACHS CONCENTRATED MEZZANINE & DISTRESSED FUND II  525990 - Other       New York      NY        Delaware
                GP, LLC                                                  Financial Vehicles
3424  4         GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND 525990 - Other       New York      NY        Delaware
                  II, L.P.                                               Financial Vehicles
3425  5           GS MEZZANINE PARTNERS V, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3426  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS (FL),      525990 - Other       New York      NY        Delaware
                L.L.C.                                                   Financial Vehicles
3427  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES (FL), L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3428  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS II, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3429  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3430  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE         525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3431  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE, 525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3432  5           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3433  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE         525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3434  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE  525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3435  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III ADVISORS,       525990 - Other       New York      NY        Delaware
                L.L.C.                                                   Financial Vehicles
3436  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III, L.P.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3437  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE        525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3438  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III          525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3439  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE        525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3440  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III OFFSHORE 525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3441  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV ADVISORS, L.L.C. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3442  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3443  5           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV FOREIGN 551112 - Offices of  NEW YORK      NY        Delaware
                   INCOME BLOCKER, L.L.C.                                Other Holding
                                                                         Companies
3444  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUNDS   525990 - Other       New York      NY        Delaware
                GP, L.L.C.                                               Financial Vehicles
3445  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV EMPLOYEE  525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3446  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUND  525990 - Other       George Town             CAYMAN
                  OFFSHORE, LTD.                                         Financial Vehicles                           ISLANDS
3447  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUND, 525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3448  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP FUND    525990 - Other       George Town             CAYMAN
                  OFFSHORE, LTD.                                         Financial Vehicles                           ISLANDS
3449  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP FUND,   525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3450  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE         525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3451  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE, 525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3452  3       GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE         525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3453  4         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE  525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3454  5           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         551112 - Offices of  George Town             CAYMAN
                    OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.       Other Holding                                ISLANDS
                                                                         Companies

3327  2      GS TAX CREDIT SLP LLC                                           UNITED STATES     N/A         N/A
3328  2      GS TDN Advisors, L.L.C.                                         UNITED STATES     N/A         N/A
3329  2      GS TXU ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3330  3        GOLDMAN SACHS TXU INVESTORS, L.P.                             UNITED STATES     N/A         N/A
3331  2      GS TXU OFFSHORE ADVISORS, INC.                                  CAYMAN ISLANDS    100         N/A
3332  3        GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.           CAYMAN ISLANDS    N/A         N/A
3333  3        GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
3334  4          GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.         CAYMAN ISLANDS    N/A         N/A
3335  2      GS UDC 114TH STREET MEMBER LLC                                  UNITED STATES     N/A         N/A
3336  2      GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                         UNITED STATES     N/A         N/A
3337  3        GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
3338  3        GS VINTAGE II EMPLOYEE FUND, L.P.                             UNITED STATES     N/A         N/A
3339  2      GS YES ADVISORS, L.L.C.                                         UNITED STATES     N/A         N/A
3340  2      GSAM - THL ACCESS, L.L.C.                                       UNITED STATES     N/A         N/A
3341  3        GS THL EQUITY FUND VI - GS ACCESS ADVISORS, L.L.C.            UNITED STATES     N/A         N/A
3342  4          THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.          UNITED STATES     N/A         N/A
3343  4          THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3344  4          THL EQUITY FUND VI - GS ACCESS, L.P.                        UNITED STATES     N/A         N/A
3345  3        THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.                    UNITED STATES     N/A         N/A
3346  2      GSAM GEN-PAR II, L.L.C.                                         UNITED STATES     N/A         N/A
3347  3        GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES ADVISORS, L.L.C.    UNITED STATES     N/A         N/A
3348  4          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND, L.P.        UNITED STATES     N/A         N/A
3349  3        GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE ADVISORS,  CAYMAN ISLANDS    100         N/A
                 INC.
3350  4          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                   L.P.
3351  5            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE   CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3352  3        GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE HOLDINGS   CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3353  4          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND OFFSHORE     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3354  3        GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3355  4          GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND, L.P.     UNITED STATES     N/A         N/A
3356  4          GOLDMAN SACHS PETERSHILL FUND, L.P.                         UNITED STATES     N/A         N/A
3357  5            GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,     UNITED STATES     100         N/A
                     LTD.
3358  5            GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS, LTD.     CAYMAN ISLANDS    100         N/A
3359  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3360  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL) HOLDINGS, CAYMAN ISLANDS    99          N/A
                     LTD.
3361  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR) HOLDINGS,  CAYMAN ISLANDS    99          N/A
                     LTD.
3362  5            GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3363  5            GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3364  5            GOLDMAN SACHS PETERSHILL U.S. IM (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    100         N/A
                     LTD.
3365  5            GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ) HOLDINGS, LTD.   CAYMAN ISLANDS    99          N/A
3366  5            GOLDMAN SACHS PETERSHILL U.S. IM (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3367  5            GOLDMAN SACHS PETERSHILL U.S. IM (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3368  4          GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.                  UNITED STATES     N/A         N/A
3369  5            GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,     UNITED STATES     100         N/A
                     LTD.
3370  5            GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS, LTD.     CAYMAN ISLANDS    100         N/A
3371  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3372  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL) HOLDINGS, CAYMAN ISLANDS    99          N/A
                     LTD.
3373  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR) HOLDINGS,  CAYMAN ISLANDS    99          N/A
                     LTD.
3374  5            GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3375  5            GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3376  5            GOLDMAN SACHS PETERSHILL U.S. IM (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    100         N/A
                     LTD.
3377  5            GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ) HOLDINGS, LTD.   CAYMAN ISLANDS    99          N/A
3378  5            GOLDMAN SACHS PETERSHILL U.S. IM (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3379  5            GOLDMAN SACHS PETERSHILL U.S. IM (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3380  3        GOLDMAN SACHS PETERSHILL FUND OFFSHORE ADVISORS, INC.         CAYMAN ISLANDS    100         N/A
3381  4          GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS (CAYMAN),   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3382  5            GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3383  5            GOLDMAN SACHS PETERSHILL U.S. GP (PALMEIRO) HOLDINGS,     CAYMAN ISLANDS    99          N/A
                     LTD.
3384  5            GOLDMAN SACHS PETERSHILL U.S. GP (SISLER) HOLDINGS LTD.   CAYMAN ISLANDS    99          N/A
3385  4          GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.                CAYMAN ISLANDS    N/A         N/A
3386  5            GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND, L.P.   UNITED STATES     N/A         N/A
3387  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ) HOLDINGS   UNITED STATES     100         N/A
                     CORP.
3388  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)         UNITED STATES     100         N/A
                     HOLDINGS CORP.
3389  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER) HOLDINGS  UNITED STATES     100         N/A
                     CORP.
3390  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS (CAYMAN), CAYMAN ISLANDS    N/A         N/A
                     L.P.
3391  5            GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND HOLDINGS,   CAYMAN ISLANDS    N/A         N/A
                     L.P.
3392  6              GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (CAPE) II,   UNITED STATES     100         N/A
                       LTD.
3393  5            GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL) HOLDINGS, LTD.  CAYMAN ISLANDS    99          N/A
3394  6              GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)         CAYMAN ISLANDS    99          N/A
                       HOLDINGS, LTD.
3395  5            GOLDMAN SACHS PETERSHILL U.S. GP (RADAR) HOLDINGS, LTD.   CAYMAN ISLANDS    99          N/A
3396  6              GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)          CAYMAN ISLANDS    99          N/A
                       HOLDINGS, LTD.
3397  5            Goldman Sachs Petershill Fund Offshore (Lombardi)         UNITED STATES     100         N/A
                     Holdings Corp.
3398  4          GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS (TRUEMAN) III,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3399  4          GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND HOLDINGS,     CAYMAN ISLANDS    N/A         N/A
                   L.P.
3400  4          GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND, L.P.         CAYMAN ISLANDS    N/A         N/A
3401  5            GOLDMAN SACHS PETERSHILL NON-U.S. HOLDINGS I, LTD.        CAYMAN ISLANDS    100         N/A
3402  4          GOLDMAN SACHS PETERSHILL PMD QP FUND OFFSHORE, L.P.         CAYMAN ISLANDS    N/A         N/A
3403  5            GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND, L.P.   UNITED STATES     N/A         N/A
3404  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ) HOLDINGS   UNITED STATES     100         N/A
                     CORP.
3405  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)         UNITED STATES     100         N/A
                     HOLDINGS CORP.
3406  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER) HOLDINGS  UNITED STATES     100         N/A
                     CORP.
3407  5            GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS (CAYMAN), CAYMAN ISLANDS    N/A         N/A
                     L.P.
3408  5            GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL) HOLDINGS, LTD.  CAYMAN ISLANDS    99          N/A
3409  5            GOLDMAN SACHS PETERSHILL U.S. GP (RADAR) HOLDINGS, LTD.   CAYMAN ISLANDS    99          N/A
3410  5            Goldman Sachs Petershill Fund Offshore (Lombardi)         UNITED STATES     100         N/A
                     Holdings Corp.
3411  2      GSAM GEN-PAR, L.L.C.                                            UNITED STATES     N/A         N/A
3412  3        AEGIS INVESTORS ADVISORS, L.L.C.                              UNITED STATES     N/A         N/A
3413  4          AEGIS INVESTORS, L.P.                                       UNITED STATES     N/A         N/A
3414  5            AEGIS INVESTORS FOREIGN INCOME BLOCKER, L.L.C.            UNITED STATES     N/A         N/A
3415  3        CAP IV Access Advisors, L.L.C.                                UNITED STATES     N/A         N/A
3416  3        GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE        CAYMAN ISLANDS    100         N/A
                 HOLDINGS, INC.
3417  4          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE          CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3418  3        GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE, INC.  CAYMAN ISLANDS    100         N/A
3419  4          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE, L.P.    CAYMAN ISLANDS    N/A         N/A
3420  5            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE        CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3421  3        GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS, L.L.C.         UNITED STATES     N/A         N/A
3422  4          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND, L.P.             UNITED STATES     N/A         N/A
3423  3        GOLDMAN SACHS CONCENTRATED MEZZANINE & DISTRESSED FUND II GP, UNITED STATES     N/A         N/A
                 LLC
3424  4          GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND    UNITED STATES     N/A         N/A
                   II, L.P.
3425  5            GS MEZZANINE PARTNERS V, L.P.                             UNITED STATES     N/A         N/A
3426  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS (FL), L.L.C.  UNITED STATES     N/A         N/A
3427  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES (FL), L.P.           UNITED STATES     N/A         N/A
3428  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS II, L.L.C.    UNITED STATES     N/A         N/A
3429  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II, L.P.        UNITED STATES     N/A         N/A
3430  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE ADVISORS,  CAYMAN ISLANDS    100         N/A
                 INC.
3431  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                   L.P.
3432  5            GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE   CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3433  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE HOLDINGS   CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3434  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II OFFSHORE     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3435  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III ADVISORS, L.L.C.   UNITED STATES     N/A         N/A
3436  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III, L.P.       UNITED STATES     N/A         N/A
3437  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE ADVISORS, CAYMAN ISLANDS    100         N/A
                 INC.
3438  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III OFFSHORE,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3439  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE HOLDINGS  CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3440  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III OFFSHORE    CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3441  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV ADVISORS, L.L.C.    UNITED STATES     N/A         N/A
3442  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV, L.P.        UNITED STATES     N/A         N/A
3443  5            GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV FOREIGN    UNITED STATES     N/A         N/A
                     INCOME BLOCKER, L.L.C.
3444  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUNDS GP,  UNITED STATES     N/A         N/A
                 L.L.C.
3445  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV EMPLOYEE     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3446  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUND     CAYMAN ISLANDS    100         N/A
                   OFFSHORE, LTD.
3447  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE FUND,    UNITED STATES     N/A         N/A
                   L.P.
3448  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP FUND       CAYMAN ISLANDS    100         N/A
                   OFFSHORE, LTD.
3449  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP FUND, L.P. UNITED STATES     N/A         N/A
3450  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE ADVISORS,  CAYMAN ISLANDS    100         N/A
                   INC.
3451  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE,    CAYMAN ISLANDS    N/A         N/A
                   L.P.
3452  3        GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE HOLDINGS   CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3453  4          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE     CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3454  5            GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV OFFSHORE   CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS FOREIGN INCOME BLOCKER, LTD.

3455  3       GOLDMAN SACHS EARLY SECONDARIES OFFSHORE ADVISORS, INC.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3456  4         GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3457  5           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE          525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3458  3       GOLDMAN SACHS EARLY SECONDARIES OFFSHORE HOLDINGS          525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3459  4         GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,  525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3460  3       GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO STATE ADVISORS, 525990 - Other       New York      NY        Delaware
                L.L.C.                                                   Financial Vehicles
3461  4         GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3462  4         GOLDMAN SACHS PALMETTO STATE FUND A, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3463  5           GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3464  4         GOLDMAN SACHS PALMETTO STATE FUND B, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3465  5           GOLDMAN SACHS YES INVESTORS, L.P.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3466  5           GS LOAN PARTNERS I ONSHORE, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3467  3       GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3468  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3469  3       GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3470  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ) II, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3471  3       GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3472  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3473  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3474  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3475  3       GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT ADVISORS, L.L.C.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3476  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - DIRECT      525990 - Other       New York      NY        Delaware
                  INVESTMENT FUND, L.P.                                  Financial Vehicles
3477  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3478  5           LVB ACQUISITION HOLDING, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3479  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3480  3       GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3481  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - MANAGER     525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3482  3       GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3483  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 OFFSHORE,     525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3484  3       GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS ADVISORS, INC.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3485  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 OFFSHORE      525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3486  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3487  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3488  3       GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE ADVISORS,  525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3489  4         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3490  5           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE        525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3491  3       GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3492  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3493  3       GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT ADVISORS, L.L.C.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3494  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 - DIRECT      525990 - Other       New York      NY        Delaware
                  INVESTMENT FUND, L.P.                                  Financial Vehicles
3495  5           LVB ACQUISITION HOLDING, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3496  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3497  3       GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3498  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 - MANAGER     525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3499  3       GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3500  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 OFFSHORE,     525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3501  3       GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS ADVISORS, INC.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3502  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 OFFSHORE      525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3503  3       GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3504  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA FUND, L.P.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3505  5           PRIVATE EQUITY PARTNERS ASIA FUND FOREIGN INCOME       551112 - Offices of  New York      NY        Delaware
                    BLOCKER, L.L.C.                                      Other Holding
                                                                         Companies
3506  3       GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3507  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA OFFSHORE      525990 - Other       George Town             CAYMAN
                  FUND, L.P.                                             Financial Vehicles                           ISLANDS
3508  3       GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3509  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3510  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3511  3       GOLDMAN SACHS PEP IX DIRECT INVESTMENT ADVISORS, L.L.C.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3512  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - DIRECT        525990 - Other       New York      NY        Delaware
                  INVESTMENT FUND, L.P.                                  Financial Vehicles
3513  5           LVB ACQUISITION HOLDING, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3514  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3515  3       GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3516  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - MANAGER FUND, 525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3517  3       GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3518  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3519  3       GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS ADVISORS, INC.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3520  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE        525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3521  5           GS PEP BASS HOLDINGS, LLC                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3522  6             LVB ACQUISITION HOLDING, LLC                         525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3523  5           GS PEP IX Offshore YES Holdings Corp.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3524  6             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3525  5           GS PEP SAFWAY HOLDINGS, L.L.C.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3526  5           Goldman Sachs Private Equity Partners IX Offshore      525990 - Other       New York      NY        Delaware
                    Holdings Graphite VII, L.P.                          Financial Vehicles
3527  4         Goldman Sachs Private Equity Partners IX Offshore        525990 - Other       New York      NY        Delaware
                  Holdings Graphite VII, L.P.                            Financial Vehicles
3528  3       GOLDMAN SACHS PEP NEW PARTNERS MANAGER ADVISORS, L.L.C.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3529  4         GOLDMAN SACHS PEP NEW PARTNERS-MANAGER FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3530  3       GOLDMAN SACHS PEP X ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3531  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3532  3       GOLDMAN SACHS PEP X DIRECT INVESTMENT ADVISORS, L.L.C.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3533  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - DIRECT         525990 - Other       New York      NY        Delaware
                  INVESTMENT FUND, L.P.                                  Financial Vehicles
3534  5           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3535  3       GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3536  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER FUND,  525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3537  5           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER      525990 - Other       Wilmington    DE        Delaware
                    FUND FOREIGN INCOME BLOCKER, L.L.C.                  Financial Vehicles
3538  3       GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3539  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3540  5           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE       525990 - Other       George Town             CAYMAN
                    HOLDINGS, L.P.                                       Financial Vehicles                           ISLANDS
3541  3       GOLDMAN SACHS PEP X OFFSHORE HOLDINGS ADVISORS, INC.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3542  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE         525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3543  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY ADVISORS, 525990 - Other       New York      NY        Delaware
                  L.L.C.                                                 Financial Vehicles
3544  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND,   525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3545  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE       525990 - Other       George Town             CAYMAN
                OFFSHORE ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3546  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE HOLDINGS, L.P.                           Financial Vehicles                           ISLANDS
3547  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE, L.P.                                    Financial Vehicles                           ISLANDS
3548  5           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE   525990 - Other       George Town             CAYMAN
                    FUND OFFSHORE HOLDINGS, L.P.                         Financial Vehicles                           ISLANDS
3549  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE       525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS ADVISORS, INC.                         Financial Vehicles                           ISLANDS
3550  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       New York      NY        Delaware
                ADVISORS, L.L.C.                                         Financial Vehicles
3551  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES  525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3552  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       New York      NY        Delaware
                FUND II ADVISORS, L.L.C.                                 Financial Vehicles
3553  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES  525990 - Other       New York      NY        Delaware
                  FUND II, L.P.                                          Financial Vehicles
3554  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                OFFSHORE ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3555  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES  525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE, L.P.                                    Financial Vehicles                           ISLANDS
3556  5           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other       George Town             CAYMAN
                    OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.           Financial Vehicles                           ISLANDS
3557  3       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES    525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS ADVISORS, INC.                         Financial Vehicles                           ISLANDS
3558  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES  525990 - Other       George Town             CAYMAN
                  FUND OFFSHORE HOLDINGS, L.P.                           Financial Vehicles                           ISLANDS
3559  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)      525990 - Other       George Town             CAYMAN
                OFFSHORE ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3560  4         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3561  5           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)  525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3562  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)      525990 - Other       George Town             CAYMAN
                OFFSHORE HOLDINGS ADVISORS, INC.                         Financial Vehicles                           ISLANDS
3563  4         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other       George Town             CAYMAN
                  OFFSHORE HOLDINGS, L.P.                                Financial Vehicles                           ISLANDS
3564  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE  525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3565  4         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3566  5           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3567  3       GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE  525990 - Other       George Town             CAYMAN
                HOLDINGS ADVISORS, INC.                                  Financial Vehicles                           ISLANDS
3568  4         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other       George Town             CAYMAN
                  OFFSHORE HOLDINGS, L.P.                                Financial Vehicles                           ISLANDS
3569  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUNDS  525990 - Other       New York      NY        Delaware
                GP, L.L.C.                                               Financial Vehicles
3570  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUND 525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3571  4         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE      525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3572  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3573  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3574  3       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND     525990 - Other       George Town             CAYMAN
                OFFSHORE, LTD.                                           Financial Vehicles                           ISLANDS
3575  3       GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II OFFSHORE    525990 - Other       New York      NY        Delaware
                ADVISORS, LLC                                            Financial Vehicles
3576  4         GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II OFFSHORE,   525990 - Other       Edinburgh               UNITED
                  L.P.                                                   Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3577  3       GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II OFFSHORE    525990 - Other       New York      NY        Delaware
                HOLDINGS ADVISORS, LLC                                   Financial Vehicles
3578  4         GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II OFFSHORE    525990 - Other       Edinburgh               UNITED
                  HOLDINGS, L.P.                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3579  3       GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3580  4         GOLDMAN SACHS VINTAGE FUND IV, L.P.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3581  5           GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3582  3       GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND GP, L.L.C.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles

3455  3        GOLDMAN SACHS EARLY SECONDARIES OFFSHORE ADVISORS, INC.       CAYMAN ISLANDS    100         N/A
3456  4          GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE, L.P.         CAYMAN ISLANDS    N/A         N/A
3457  5            GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,   CAYMAN ISLANDS    N/A         N/A
                     L.P.
3458  3        GOLDMAN SACHS EARLY SECONDARIES OFFSHORE HOLDINGS ADVISORS,   CAYMAN ISLANDS    100         N/A
                 INC.
3459  4          GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,     CAYMAN ISLANDS    N/A         N/A
                   L.P.
3460  3        GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO STATE ADVISORS,    UNITED STATES     N/A         N/A
                 L.L.C.
3461  4          GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.              UNITED STATES     N/A         N/A
3462  4          GOLDMAN SACHS PALMETTO STATE FUND A, L.P.                   UNITED STATES     N/A         N/A
3463  5            GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.            UNITED STATES     N/A         N/A
3464  4          GOLDMAN SACHS PALMETTO STATE FUND B, L.P.                   UNITED STATES     N/A         N/A
3465  5            GOLDMAN SACHS YES INVESTORS, L.P.                         UNITED STATES     N/A         N/A
3466  5            GS LOAN PARTNERS I ONSHORE, L.P.                          UNITED STATES     N/A         N/A
3467  3        GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
3468  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.            UNITED STATES     N/A         N/A
3469  3        GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.                    UNITED STATES     N/A         N/A
3470  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ) II, L.P.         UNITED STATES     N/A         N/A
3471  3        GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
3472  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.            UNITED STATES     N/A         N/A
3473  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3474  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3475  3        GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT ADVISORS, L.L.C.     UNITED STATES     N/A         N/A
3476  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - DIRECT         UNITED STATES     N/A         N/A
                   INVESTMENT FUND, L.P.
3477  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3478  5            LVB ACQUISITION HOLDING, LLC                              UNITED STATES     24          N/A
3479  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3480  3        GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
3481  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - MANAGER FUND,  UNITED STATES     N/A         N/A
                   L.P.
3482  3        GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3483  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 OFFSHORE, L.P.   CAYMAN ISLANDS    N/A         N/A
3484  3        GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS ADVISORS, INC.       CAYMAN ISLANDS    100         N/A
3485  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 OFFSHORE         CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3486  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3487  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3488  3        GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE ADVISORS,     CAYMAN ISLANDS    100         N/A
                 INC.
3489  4          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE, L.P.       CAYMAN ISLANDS    N/A         N/A
3490  5            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE HOLDINGS, CAYMAN ISLANDS    N/A         N/A
                     L.P.
3491  3        GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
3492  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005, L.P.            UNITED STATES     N/A         N/A
3493  3        GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT ADVISORS, L.L.C.     UNITED STATES     N/A         N/A
3494  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 - DIRECT         UNITED STATES     N/A         N/A
                   INVESTMENT FUND, L.P.
3495  5            LVB ACQUISITION HOLDING, LLC                              UNITED STATES     24          N/A
3496  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
3497  3        GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.               UNITED STATES     N/A         N/A
3498  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 - MANAGER FUND,  UNITED STATES     N/A         N/A
                   L.P.
3499  3        GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3500  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 OFFSHORE, L.P.   CAYMAN ISLANDS    N/A         N/A
3501  3        GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS ADVISORS, INC.       CAYMAN ISLANDS    100         N/A
3502  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 OFFSHORE         CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3503  3        GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                       UNITED STATES     N/A         N/A
3504  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA FUND, L.P.       UNITED STATES     N/A         N/A
3505  5            PRIVATE EQUITY PARTNERS ASIA FUND FOREIGN INCOME BLOCKER, UNITED STATES     N/A         N/A
                     L.L.C.
3506  3        GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3507  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA OFFSHORE FUND,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3508  3        GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                         UNITED STATES     N/A         N/A
3509  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.              UNITED STATES     N/A         N/A
3510  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
3511  3        GOLDMAN SACHS PEP IX DIRECT INVESTMENT ADVISORS, L.L.C.       UNITED STATES     N/A         N/A
3512  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - DIRECT           UNITED STATES     N/A         N/A
                   INVESTMENT FUND, L.P.
3513  5            LVB ACQUISITION HOLDING, LLC                              UNITED STATES     24          N/A
3514  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
3515  3        GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.                 UNITED STATES     N/A         N/A
3516  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - MANAGER FUND,    UNITED STATES     N/A         N/A
                   L.P.
3517  3        GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.                  CAYMAN ISLANDS    100         N/A
3518  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE, L.P.     CAYMAN ISLANDS    N/A         N/A
3519  3        GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS ADVISORS, INC.         CAYMAN ISLANDS    100         N/A
3520  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE HOLDINGS, CAYMAN ISLANDS    N/A         N/A
                   L.P.
3521  5            GS PEP BASS HOLDINGS, LLC                                 UNITED STATES     N/A         N/A
3522  6              LVB ACQUISITION HOLDING, LLC                            UNITED STATES     24          N/A
3523  5            GS PEP IX Offshore YES Holdings Corp.                     UNITED STATES     100         N/A
3524  6              YES NETWORK HOLDING COMPANY, LLC                        UNITED STATES     11          N/A
3525  5            GS PEP SAFWAY HOLDINGS, L.L.C.                            UNITED STATES     N/A         N/A
3526  5            Goldman Sachs Private Equity Partners IX Offshore         UNITED STATES     N/A         N/A
                     Holdings Graphite VII, L.P.
3527  4          Goldman Sachs Private Equity Partners IX Offshore Holdings  UNITED STATES     N/A         N/A
                   Graphite VII, L.P.
3528  3        GOLDMAN SACHS PEP NEW PARTNERS MANAGER ADVISORS, L.L.C.       UNITED STATES     N/A         N/A
3529  4          GOLDMAN SACHS PEP NEW PARTNERS-MANAGER FUND, L.P.           UNITED STATES     N/A         N/A
3530  3        GOLDMAN SACHS PEP X ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
3531  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.               UNITED STATES     N/A         N/A
3532  3        GOLDMAN SACHS PEP X DIRECT INVESTMENT ADVISORS, L.L.C.        UNITED STATES     N/A         N/A
3533  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - DIRECT INVESTMENT UNITED STATES     N/A         N/A
                   FUND, L.P.
3534  5            YES NETWORK HOLDING COMPANY, LLC                          UNITED STATES     11          N/A
3535  3        GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.                  UNITED STATES     N/A         N/A
3536  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER FUND,     UNITED STATES     N/A         N/A
                   L.P.
3537  5            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER FUND    UNITED STATES     N/A         N/A
                     FOREIGN INCOME BLOCKER, L.L.C.
3538  3        GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.                   CAYMAN ISLANDS    100         N/A
3539  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE, L.P.      CAYMAN ISLANDS    N/A         N/A
3540  5            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE          CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3541  3        GOLDMAN SACHS PEP X OFFSHORE HOLDINGS ADVISORS, INC.          CAYMAN ISLANDS    100         N/A
3542  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE HOLDINGS,  CAYMAN ISLANDS    N/A         N/A
                   L.P.
3543  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY ADVISORS,    UNITED STATES     N/A         N/A
                   L.L.C.
3544  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND, L.P. UNITED STATES     N/A         N/A
3545  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE OFFSHORE CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3546  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND   CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE HOLDINGS, L.P.
3547  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND   CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
3548  5            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE FUND CAYMAN ISLANDS    N/A         N/A
                     OFFSHORE HOLDINGS, L.P.
3549  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE OFFSHORE CAYMAN ISLANDS    100         N/A
                 HOLDINGS ADVISORS, INC.
3550  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES       UNITED STATES     N/A         N/A
                 ADVISORS, L.L.C.
3551  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     UNITED STATES     N/A         N/A
                   FUND, L.P.
3552  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES FUND  UNITED STATES     N/A         N/A
                 II ADVISORS, L.L.C.
3553  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     UNITED STATES     N/A         N/A
                   FUND II, L.P.
3554  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES       CAYMAN ISLANDS    100         N/A
                 OFFSHORE ADVISORS, INC.
3555  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   FUND OFFSHORE, L.P.
3556  5            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES   CAYMAN ISLANDS    N/A         N/A
                     FUND OFFSHORE HOLDINGS, L.P.
3557  3        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES       CAYMAN ISLANDS    100         N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3558  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     CAYMAN ISLANDS    N/A         N/A
                   FUND OFFSHORE HOLDINGS, L.P.
3559  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)         CAYMAN ISLANDS    100         N/A
                 OFFSHORE ADVISORS, INC.
3560  4          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)       CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
3561  5            GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)     CAYMAN ISLANDS    N/A         N/A
                     OFFSHORE HOLDINGS, L.P.
3562  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)         CAYMAN ISLANDS    100         N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3563  4          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)       CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE HOLDINGS, L.P.
3564  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE     CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3565  4          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE,  CAYMAN ISLANDS    N/A         N/A
                   L.P.
3566  5            GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE CAYMAN ISLANDS    N/A         N/A
                     HOLDINGS, L.P.
3567  3        GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE     CAYMAN ISLANDS    100         N/A
                 HOLDINGS ADVISORS, INC.
3568  4          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND OFFSHORE   CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3569  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUNDS GP, UNITED STATES     N/A         N/A
                 L.L.C.
3570  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUND    CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
3571  4          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE FUND,   UNITED STATES     N/A         N/A
                   L.P.
3572  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3573  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3574  3        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND        CAYMAN ISLANDS    100         N/A
                 OFFSHORE, LTD.
3575  3        GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II OFFSHORE       UNITED STATES     N/A         N/A
                 ADVISORS, LLC
3576  4          GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II OFFSHORE, L.P. UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3577  3        GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II OFFSHORE       UNITED STATES     N/A         N/A
                 HOLDINGS ADVISORS, LLC
3578  4          GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II OFFSHORE       UNITED KINGDOM    N/A         N/A
                   HOLDINGS, L.P.                                            (OTHER)
3579  3        GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3580  4          GOLDMAN SACHS VINTAGE FUND IV, L.P.                         UNITED STATES     N/A         N/A
3581  5            GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC                   UNITED STATES     N/A         N/A
3582  3        GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND GP, L.L.C.        UNITED STATES     N/A         N/A

3583  4         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND OFFSHORE,    525990 - Other       George Town             CAYMAN
                  LTD.                                                   Financial Vehicles                           ISLANDS
3584  4         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3585  4         GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND OFFSHORE, LTD. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3586  4         GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND, L.P.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3587  3       GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH                 525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
3588  4         GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG               525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
3589  3       GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3590  4         GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.       525990 - Other       Edinburgh               UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3591  4         GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.                525990 - Other       Edinburgh               UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3592  5           GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.     525990 - Other       Edinburgh               UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3593  4         GOLDMAN SACHS VINTAGE FUND V, L.P.                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3594  3       GOLDMAN SACHS VINTAGE FUND V HOLDINGS ADVISORS, INC.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3595  4         GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3596  3       GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH          525990 - Other       Frankfurt am            GERMANY
                                                                         Financial Vehicles   Main
3597  3       GOLDMAN SACHS VINTAGE FUND V OFFSHORE ADVISORS, INC.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3598  4         GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3599  3       GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS ADVISORS,   525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3600  4         GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS, L.P.     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3601  5           GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3602  5           GSV ENERGY HOLDINGS, INC.                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3603  5           GSVA OFFSHORE HOLDINGS, INC.                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3604  5           GSVF AHO INVESTMENTS CORP.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3605  3       GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3606  4         GOLDMAN SACHS VINTAGE FUND III, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3607  5           VF III HOLDINGS, L.P.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3608  3       GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3609  4         GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3610  5           GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3611  3       GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS ADVISORS, INC. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3612  4         GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3613  3       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011  525990 - Other       Wilmington    DE        Delaware
                ADVISORS L.L.C.                                          Financial Vehicles
3614  4         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other       New York      NY        Delaware
                  2011 L.P.                                              Financial Vehicles
3615  5           GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:   551112 - Offices of  New York      NY        Delaware
                    2011 FOREIGN INCOME BLOCKER, L.L.C.                  Other Holding
                                                                         Companies
3616  3       GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3617  4         GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3618  3       GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3619  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND    525990 - Other       George Town             CAYMAN
                  OFFSHORE, L.P.                                         Financial Vehicles                           ISLANDS
3620  5           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND  525990 - Other       George Town             CAYMAN
                    OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                           ISLANDS
3621  3       GS CONCENTRATED ENERGY OFFSHORE HOLDINGS ADVISORS, INC.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3622  4         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND    525990 - Other       George Town             CAYMAN
                  OFFSHORE HOLDINGS, L.P.                                Financial Vehicles                           ISLANDS
3623  3       GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3624  4         GS DISTRESSED OPPORTUNITIES FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3625  3       GS DISTRESSED OPPORTUNITIES OFFSHORE ADVISORS, INC.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3626  4         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3627  5           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS,    525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
3628  3       GS DISTRESSED OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS,    525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3629  4         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3630  3       GS INITIAL INVESTOR, L.L.C.                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3631  4         GS INITIAL INVESTOR, INC.                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3632  5           PRIVATE EQUITY MANAGERS 2012, L.P.                     525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3633  6             PRIVATE EQUITY MANAGERS: 2012 FOREIGN INCOME         551112 - Offices of  New York      NY        Delaware
                      BLOCKER, L.L.C.                                    Other Holding
                                                                         Companies
3634  5           PRIVATE REAL ESTATE MANAGERS: 2011 LP                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3635  6             PRIVATE REAL ESTATE MANAGERS: 2011 FOREIGN INCOME    525990 - Other       Wilmington    DE        Delaware
                      BLOCKER, L.L.C.                                    Financial Vehicles
3636  5           U.S. REAL PROPERTY INCOME FUND, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3637  6             USRPI REIT, INC.                                     525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3638  3       GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND        525990 - Other       New York      NY        Delaware
                ADVISORS, L.L.C.                                         Financial Vehicles
3639  4         GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND,     525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3640  3       GS MERCHANT BANKING ACCESS 2006 ADVISORS, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3641  4         GOLDMAN SACHS MERCHANT BANKING ACCESS FUND 2006, L.P.    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3642  5           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2007                                     Financial Vehicles
3643  6             GS Lux Management Services S.a r.l.                  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3644  6             W2007 FINANCE SUB, LLC                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3645  7               BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS,     531390 - Other       New York      NY        Delaware
                        L.P.                                             activities related
                                                                         to real estate
3646  7               PFD HOLDINGS, LLC                                  531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
3647  7               W2007 BEAR L.L.C.                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3648  7               W2007 GRACE I, LLC                                 525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3649  8                 W2007 EQUITY INNS GEN-PAR, LLC                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3650  9                   W2007 EQUITY INNS PARTNERSHIP, L.P.            525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3651  10                    W2007 EQUITY INNS JUNIOR MEZZ, LLC           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3652  11                      W2007 EQUITY INNS INTERMEDIATE MEZZ V, LLC 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3653  12                        W2007 EQUITY INNS INTERMEDIATE MEZZ IV,  525990 - Other       Wilmington    DE        Delaware
                                  LLC                                    Financial Vehicles
3654  13                          W2007 EQUITY INNS INTERMEDIATE MEZZ    525990 - Other       Wilmington    DE        Delaware
                                    III, LLC                             Financial Vehicles
3655  14                            W2007 EQUITY INNS INTERMEDIATE MEZZ  525990 - Other       Wilmington    DE        Delaware
                                      II, LLC                            Financial Vehicles
3656  15                              W2007 EQUITY INNS INTERMEDIATE     525990 - Other       Wilmington    DE        Delaware
                                         MEZZ I, LLC                     Financial Vehicles
3657  16                                W2007 EQUITY INNS SENIOR MEZZ,   525990 - Other       Wilmington    DE        Delaware
                                          LLC                            Financial Vehicles
3658  17                                  W2007 EQUITY INNS REALTY, LLC  531120 - Lessors of  WILMINGTON    DE        Delaware
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
3659  8                 W2007 EQUITY INNS PARTNERSHIP, L.P.              525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3660  8                 W2007 GRACE ACQUISITION I, INC.                  525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3661  9                   W2007 EQUITY INNS PARTNERSHIP, L.P.            525990 - Other       Knoxville     TN        Tennessee
                                                                         Financial Vehicles
3662  7               W2007 MVP HOTELS, LLC                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3663  7               W2007 SEATTLE MEZZ LENDER, LLC                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3664  7               W2007/ACEP HOLDINGS, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3665  7               W2007/W2008 FINANCE LTD.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3666  7               WHITEHALL EUROPEAN RE 6 S.A R.L.                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3667  8                 MALETA HOLDING S.A R.L.                          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3668  8                 W2005/W2007 EQUINOX 1 B.V.                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3669  8                 W2005/W2007 EQUINOX 2 B.V.                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3670  9                   W2005/W2007 EQUINOX 3 B.V.                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3671  8                 W2005/W2007 VERNAL HOLDING 1 B.V.                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3672  9                   W2005/W2007 VERNAL ASSET 1 B.V.                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3673  9                   W2005/W2007 VERNAL HOLDING 2 B.V.              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3674  10                    W2005/W2007 VERNAL ASSET 1 B.V.              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3675  8                 ZWINGER OPCO 6 B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3676  9                   ATLANTIC 2 - BERENICE FONDO COMUNE DI          525990 - Other       Milan                   ITALY
                            INVESTIMENTO IMMOBILIARE DI TIPO CHIUSO      Financial Vehicles                           (OTHER)
3677  7               WHITEHALL EUROPEAN RE 7 S.A R.L.                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3678  7               WHITEHALL EUROPEAN RE 8 S.A R.L.                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3679  7               WNT HOLDINGS, LLC                                  531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
3680  6             WHITEHALL EUROPEAN RE 4 S.A R.L.                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3681  7               MALETA HOLDING S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3682  7               VERNAL HOLDING B.V.                                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3683  8                 W2005/W2007 EQUINOX 1 B.V.                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3684  8                 W2005/W2007 VERNAL HOLDING 1 B.V.                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3685  7               W2005/W2007 EQUINOX 1 B.V.                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3686  7               W2005/W2007 EQUINOX 2 B.V.                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3687  7               W2005/W2007 VERNAL HOLDING 1 B.V.                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3688  7               ZWINGER OPCO 6 B.V.                                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3689  6             WHITEHALL EUROPEAN RE 5 S.A R.L.                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3690  7               MALETA HOLDING S.A R.L.                            525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
3691  7               VERNAL HOLDING B.V.                                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3692  7               W2005/W2007 EQUINOX 1 B.V.                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3693  7               W2005/W2007 EQUINOX 2 B.V.                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3694  7               W2005/W2007 VERNAL HOLDING 1 B.V.                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3695  7               ZWINGER OPCO 6 B.V.                                525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3696  3       GS MOUNT KELLETT CAPITAL PARTNERS ACCESS ADVISORS, L.L.C.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3697  4         GS Mount Kellett Capital Partners Access Fund, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3698  3       GS MOUNT KELLETT CAPITAL PARTNERS ACCESS OFFSHORE          525990 - Other       George Town             CAYMAN
                ADVISORS, INC.                                           Financial Vehicles                           ISLANDS
3699  4         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS FUND OFFSHORE   525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3700  4         GS Mount Kellett Capital Partners Access Corporate       525990 - Other       George Town             CAYMAN
                  Feeder Fund, Ltd.                                      Financial Vehicles                           ISLANDS
3701  4         GS Mount Kellett Capital Partners Access Fund Offshore,  525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3702  3       GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3703  4         GS PE CSEC CORPORATE HOLDINGS, L.P.                      525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3704  5           GS ESF QEP OFFSHORE HOLDINGS CORP.                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3705  5           GSVF AHO INVESTMENTS CORP.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3706  3       GS PE CSEC ENERGY ADVISORS, L.L.C.                         551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3707  4         GS PE CSEC ENERGY, INC.                                  525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
3708  5           GS PE CSEC ENERGY HOLDINGS, L.P.                       525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds
3709  3       GS PE CSEC ENERGY HOLDINGS ADVISORS, L.L.C.                551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3710  4         GS PE CSEC ENERGY HOLDINGS, L.P.                         525910 - Open-End    NEW YORK      NY        Delaware
                                                                         Investment Funds

3583  4          GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND OFFSHORE, LTD.  CAYMAN ISLANDS    100         N/A
3584  4          GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND, L.P.           UNITED STATES     N/A         N/A
3585  4          GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND OFFSHORE, LTD.    CAYMAN ISLANDS    100         N/A
3586  4          GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND, L.P.             UNITED STATES     N/A         N/A
3587  3        GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH                    GERMANY           100         N/A
3588  4          GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG                  GERMANY           N/A         N/A
3589  3        GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.                 UNITED STATES     N/A         N/A
3590  4          GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.          UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3591  4          GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.                   UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3592  5            GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.        UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3593  4          GOLDMAN SACHS VINTAGE FUND V, L.P.                          UNITED STATES     N/A         N/A
3594  3        GOLDMAN SACHS VINTAGE FUND V HOLDINGS ADVISORS, INC.          CAYMAN ISLANDS    100         N/A
3595  4          GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.                 CAYMAN ISLANDS    N/A         N/A
3596  3        GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH             GERMANY           100         N/A
3597  3        GOLDMAN SACHS VINTAGE FUND V OFFSHORE ADVISORS, INC.          CAYMAN ISLANDS    100         N/A
3598  4          GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.                 CAYMAN ISLANDS    N/A         N/A
3599  3        GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS ADVISORS, INC. CAYMAN ISLANDS    100         N/A
3600  4          GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS, L.P.        CAYMAN ISLANDS    N/A         N/A
3601  5            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.               CAYMAN ISLANDS    N/A         N/A
3602  5            GSV ENERGY HOLDINGS, INC.                                 UNITED STATES     99          N/A
3603  5            GSVA OFFSHORE HOLDINGS, INC.                              UNITED STATES     100         N/A
3604  5            GSVF AHO INVESTMENTS CORP.                                UNITED STATES     99          N/A
3605  3        GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.                    UNITED STATES     N/A         N/A
3606  4          GOLDMAN SACHS VINTAGE FUND III, L.P.                        UNITED STATES     N/A         N/A
3607  5            VF III HOLDINGS, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3608  3        GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.             CAYMAN ISLANDS    100         N/A
3609  4          GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3610  5            GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.    CAYMAN ISLANDS    N/A         N/A
3611  3        GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS ADVISORS, INC.    CAYMAN ISLANDS    100         N/A
3612  4          GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.      CAYMAN ISLANDS    N/A         N/A
3613  3        GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011     UNITED STATES     N/A         N/A
                 ADVISORS L.L.C.
3614  4          GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011   UNITED STATES     N/A         N/A
                   L.P.
3615  5            GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS: 2011 UNITED STATES     N/A         N/A
                     FOREIGN INCOME BLOCKER, L.L.C.
3616  3        GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.             UNITED STATES     N/A         N/A
3617  4          GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                        UNITED STATES     N/A         N/A
3618  3        GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3619  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND       CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE, L.P.
3620  5            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND     CAYMAN ISLANDS    N/A         N/A
                     OFFSHORE HOLDINGS, L.P.
3621  3        GS CONCENTRATED ENERGY OFFSHORE HOLDINGS ADVISORS, INC.       CAYMAN ISLANDS    100         N/A
3622  4          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND       CAYMAN ISLANDS    N/A         N/A
                   OFFSHORE HOLDINGS, L.P.
3623  3        GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.                  UNITED STATES     N/A         N/A
3624  4          GS DISTRESSED OPPORTUNITIES FUND, L.P.                      UNITED STATES     N/A         N/A
3625  3        GS DISTRESSED OPPORTUNITIES OFFSHORE ADVISORS, INC.           CAYMAN ISLANDS    100         N/A
3626  4          GS DISTRESSED OPPORTUNITIES FUND OFFSHORE, L.P.             CAYMAN ISLANDS    N/A         N/A
3627  5            GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.  CAYMAN ISLANDS    N/A         N/A
3628  3        GS DISTRESSED OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS, INC.  CAYMAN ISLANDS    100         N/A
3629  4          GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.    CAYMAN ISLANDS    N/A         N/A
3630  3        GS INITIAL INVESTOR, L.L.C.                                   UNITED STATES     N/A         N/A
3631  4          GS INITIAL INVESTOR, INC.                                   UNITED STATES     100         N/A
3632  5            PRIVATE EQUITY MANAGERS 2012, L.P.                        UNITED STATES     N/A         N/A
3633  6              PRIVATE EQUITY MANAGERS: 2012 FOREIGN INCOME BLOCKER,   UNITED STATES     N/A         N/A
                       L.L.C.
3634  5            PRIVATE REAL ESTATE MANAGERS: 2011 LP                     UNITED STATES     N/A         N/A
3635  6              PRIVATE REAL ESTATE MANAGERS: 2011 FOREIGN INCOME       UNITED STATES     N/A         N/A
                       BLOCKER, L.L.C.
3636  5            U.S. REAL PROPERTY INCOME FUND, L.P.                      UNITED STATES     N/A         N/A
3637  6              USRPI REIT, INC.                                        UNITED STATES     100         N/A
3638  3        GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND ADVISORS, UNITED STATES     N/A         N/A
                 L.L.C.
3639  4          GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND, L.P.   UNITED STATES     N/A         N/A
3640  3        GS MERCHANT BANKING ACCESS 2006 ADVISORS, L.L.C.              UNITED STATES     N/A         N/A
3641  4          GOLDMAN SACHS MERCHANT BANKING ACCESS FUND 2006, L.P.       UNITED STATES     N/A         N/A
3642  5            WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                     2007
3643  6              GS Lux Management Services S.a r.l.                     LUXEMBOURG        100         N/A
3644  6              W2007 FINANCE SUB, LLC                                  UNITED STATES     N/A         N/A
3645  7                BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.   UNITED STATES     N/A         32
3646  7                PFD HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3647  7                W2007 BEAR L.L.C.                                     UNITED STATES     N/A         N/A
3648  7                W2007 GRACE I, LLC                                    UNITED STATES     N/A         N/A
3649  8                  W2007 EQUITY INNS GEN-PAR, LLC                      UNITED STATES     N/A         N/A
3650  9                    W2007 EQUITY INNS PARTNERSHIP, L.P.               UNITED STATES     N/A         N/A
3651  10                     W2007 EQUITY INNS JUNIOR MEZZ, LLC              UNITED STATES     N/A         N/A
3652  11                       W2007 EQUITY INNS INTERMEDIATE MEZZ V, LLC    UNITED STATES     N/A         N/A
3653  12                         W2007 EQUITY INNS INTERMEDIATE MEZZ IV, LLC UNITED STATES     N/A         N/A
3654  13                           W2007 EQUITY INNS INTERMEDIATE MEZZ III,  UNITED STATES     N/A         N/A
                                     LLC
3655  14                             W2007 EQUITY INNS INTERMEDIATE MEZZ II, UNITED STATES     N/A         N/A
                                        LLC
3656  15                               W2007 EQUITY INNS INTERMEDIATE MEZZ   UNITED STATES     N/A         N/A
                                          I, LLC
3657  16                                 W2007 EQUITY INNS SENIOR MEZZ, LLC  UNITED STATES     N/A         N/A
3658  17                                   W2007 EQUITY INNS REALTY, LLC     UNITED STATES     100         N/A
3659  8                  W2007 EQUITY INNS PARTNERSHIP, L.P.                 UNITED STATES     N/A         N/A
3660  8                  W2007 GRACE ACQUISITION I, INC.                     UNITED STATES     100         N/A
3661  9                    W2007 EQUITY INNS PARTNERSHIP, L.P.               UNITED STATES     N/A         N/A
3662  7                W2007 MVP HOTELS, LLC                                 UNITED STATES     94          N/A
3663  7                W2007 SEATTLE MEZZ LENDER, LLC                        UNITED STATES     N/A         N/A
3664  7                W2007/ACEP HOLDINGS, LLC                              UNITED STATES     96          N/A
3665  7                W2007/W2008 FINANCE LTD.                              CAYMAN ISLANDS    100         N/A
3666  7                WHITEHALL EUROPEAN RE 6 S.A R.L.                      LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class F shares.
3667  8                  MALETA HOLDING S.A R.L.                             LUXEMBOURG        99          N/A
3668  8                  W2005/W2007 EQUINOX 1 B.V.                          NETHERLANDS       100         N/A
3669  8                  W2005/W2007 EQUINOX 2 B.V.                          NETHERLANDS       100         N/A
3670  9                    W2005/W2007 EQUINOX 3 B.V.                        NETHERLANDS       100         N/A
3671  8                  W2005/W2007 VERNAL HOLDING 1 B.V.                   NETHERLANDS       100         N/A
3672  9                    W2005/W2007 VERNAL ASSET 1 B.V.                   NETHERLANDS       100         N/A
3673  9                    W2005/W2007 VERNAL HOLDING 2 B.V.                 NETHERLANDS       100         N/A
3674  10                     W2005/W2007 VERNAL ASSET 1 B.V.                 NETHERLANDS       100         N/A
3675  8                  ZWINGER OPCO 6 B.V.                                 NETHERLANDS       100         N/A
3676  9                    ATLANTIC 2 - BERENICE FONDO COMUNE DI             ITALY (OTHER)     94          N/A
                             INVESTIMENTO IMMOBILIARE DI TIPO CHIUSO
3677  7                WHITEHALL EUROPEAN RE 7 S.A R.L.                      LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
3678  7                WHITEHALL EUROPEAN RE 8 S.A R.L.                      LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
3679  7                WNT HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3680  6              WHITEHALL EUROPEAN RE 4 S.A R.L.                        LUXEMBOURG        100         N/A
3681  7                MALETA HOLDING S.A R.L.                               LUXEMBOURG        99          N/A
3682  7                VERNAL HOLDING B.V.                                   NETHERLANDS       100         N/A
3683  8                  W2005/W2007 EQUINOX 1 B.V.                          NETHERLANDS       100         N/A
3684  8                  W2005/W2007 VERNAL HOLDING 1 B.V.                   NETHERLANDS       100         N/A
3685  7                W2005/W2007 EQUINOX 1 B.V.                            NETHERLANDS       100         N/A
3686  7                W2005/W2007 EQUINOX 2 B.V.                            NETHERLANDS       100         N/A
3687  7                W2005/W2007 VERNAL HOLDING 1 B.V.                     NETHERLANDS       100         N/A
3688  7                ZWINGER OPCO 6 B.V.                                   NETHERLANDS       100         N/A
3689  6              WHITEHALL EUROPEAN RE 5 S.A R.L.                        LUXEMBOURG        99          N/A
3690  7                MALETA HOLDING S.A R.L.                               LUXEMBOURG        99          N/A
3691  7                VERNAL HOLDING B.V.                                   NETHERLANDS       100         N/A
3692  7                W2005/W2007 EQUINOX 1 B.V.                            NETHERLANDS       100         N/A
3693  7                W2005/W2007 EQUINOX 2 B.V.                            NETHERLANDS       100         N/A
3694  7                W2005/W2007 VERNAL HOLDING 1 B.V.                     NETHERLANDS       100         N/A
3695  7                ZWINGER OPCO 6 B.V.                                   NETHERLANDS       100         N/A
3696  3        GS MOUNT KELLETT CAPITAL PARTNERS ACCESS ADVISORS, L.L.C.     UNITED STATES     N/A         N/A
3697  4          GS Mount Kellett Capital Partners Access Fund, L.P.         UNITED STATES     N/A         N/A
3698  3        GS MOUNT KELLETT CAPITAL PARTNERS ACCESS OFFSHORE ADVISORS,   CAYMAN ISLANDS    100         N/A
                 INC.
3699  4          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS FUND OFFSHORE      CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3700  4          GS Mount Kellett Capital Partners Access Corporate Feeder   CAYMAN ISLANDS    100         N/A
                   Fund, Ltd.
3701  4          GS Mount Kellett Capital Partners Access Fund Offshore,     CAYMAN ISLANDS    N/A         N/A
                   L.P.
3702  3        GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.                  CAYMAN ISLANDS    100         N/A
3703  4          GS PE CSEC CORPORATE HOLDINGS, L.P.                         CAYMAN ISLANDS    N/A         N/A
3704  5            GS ESF QEP OFFSHORE HOLDINGS CORP.                        UNITED STATES     100         N/A
3705  5            GSVF AHO INVESTMENTS CORP.                                UNITED STATES     99          N/A
3706  3        GS PE CSEC ENERGY ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
3707  4          GS PE CSEC ENERGY, INC.                                     UNITED STATES     100         N/A
3708  5            GS PE CSEC ENERGY HOLDINGS, L.P.                          UNITED STATES     N/A         N/A
3709  3        GS PE CSEC ENERGY HOLDINGS ADVISORS, L.L.C.                   UNITED STATES     N/A         N/A
3710  4          GS PE CSEC ENERGY HOLDINGS, L.P.                            UNITED STATES     N/A         N/A

3711  3       GS PE CSEC OFFSHORE ADVISORS, INC.                         551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3712  4         GS PE CSEC OFFSHORE, L.P.                                525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3713  5           GS PE CSEC OFFSHORE HOLDINGS, L.P.                     525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3714  3       GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3715  4         GS PE CSEC OFFSHORE HOLDINGS, L.P.                       525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
3716  3       GS PEO HOLDINGS LLC                                        551112 - Offices of  Wilmington    DE        Delaware
                                                                         Other Holding
                                                                         Companies
3717  3       GS PEP 1999 ADVISORS, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3718  4         GS PRIVATE EQUITY PARTNERS 1999, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3719  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3720  3       GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3721  4         GS PRIVATE EQUITY PARTNERS 1999 - DIRECT INVESTMENT      525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3722  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3723  3       GS PEP 1999 MANAGER ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3724  4         GS PRIVATE EQUITY PARTNERS 1999 - MANAGER FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3725  3       GS PEP 1999 OFFSHORE ADVISORS, INC.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3726  4         GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3727  5           GS PEP 99 VCP OFFSHORE HOLDINGS, INC.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3728  6             GS PEP 99 VCP Offshore Holdings, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3729  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3730  3       GS PEP 2000 ADVISORS, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3731  4         GS PRIVATE EQUITY PARTNERS 2000, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3732  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3733  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3734  3       GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3735  4         GS PRIVATE EQUITY PARTNERS 2000 - DIRECT INVESTMENT      525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3736  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3737  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3738  3       GS PEP 2000 MANAGER ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3739  4         GS PRIVATE EQUITY PARTNERS 2000 - MANAGER FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3740  5           GS Private Equity Partners 2000 - Manager BC Holdings  525990 - Other       George Town             CAYMAN
                    Limited                                              Financial Vehicles                           ISLANDS
3741  3       GS PEP 2000 OFFSHORE ADVISORS, INC                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3742  4         GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3743  3       GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3744  4         GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE HOLDINGS, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3745  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3746  5           GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3747  5           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE COLLECTIVE    551112 - Offices of  New York      NY        Delaware
                    HOLDINGS, L.L.C.                                     Other Holding
                                                                         Companies
3748  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3749  3       GS PEP 2002 ADVISORS, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3750  4         GS PRIVATE EQUITY PARTNERS 2002, L.P.                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3751  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3752  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3753  3       GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3754  4         GS PRIVATE EQUITY PARTNERS 2002 - DIRECT INVESTMENT      525990 - Other       New York      NY        Delaware
                  FUND, L.P.                                             Financial Vehicles
3755  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3756  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3757  3       GS PEP 2002 MANAGER ADVISORS, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3758  4         GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3759  3       GS PEP 2002 OFFSHORE ADVISORS, INC.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3760  4         GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3761  3       GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3762  4         GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE HOLDINGS, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3763  5           EDUCATION MANAGEMENT CORPORATION                       525990 - Other       Pittsburgh    PA        Pennsylvania
                                                                         Financial Vehicles
3764  5           SUNGARD CAPITAL CORP.                                  51821 - Data         New York      NY        Delaware
                                                                         Processing, Hosting
                                                                         and Related Services
3765  3       GS PEP BASS HOLDINGS, LLC                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3766  3       GS PEP II ADVISORS (SC), L.L.C.                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3767  4         GS PRIVATE EQUITY PARTNERS II (SOUTHERN COMPANY) -       525990 - Other       New York      NY        Delaware
                  MANAGER FUND, L.P.                                     Financial Vehicles
3768  3       GS PEP II ADVISORS, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3769  4         GS PRIVATE EQUITY PARTNERS II, L.P.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3770  5           GS CAPITAL PARTNERS III, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3771  3       GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3772  4         GS PRIVATE EQUITY PARTNERS II-DIRECT INVESTMENT FUND,    525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3773  3       GS PEP II MANAGER ADVISORS, L.L.C.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3774  4         GS PRIVATE EQUITY PARTNERS II - MANAGER FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3775  3       GS PEP II OFFSHORE ADVISORS, INC.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3776  4         GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3777  5           GS CAPITAL PARTNERS III OFFSHORE, L.P.                 525990 - Other       George Town             Delaware
                                                                         Financial Vehicles
3778  3       GS PEP III ADVISORS, L.L.C.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3779  4         GS PRIVATE EQUITY PARTNERS III, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3780  5           GS CAPITAL PARTNERS III, L.P.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3781  3       GS PEP III OFFSHORE ADVISORS, INC.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3782  4         GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3783  3       GS PEP OFFSHORE ADVISORS (NBK), INC.                       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3784  4         NBK/GS PRIVATE EQUITY PARTNERS, L.P.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3785  3       GS PEP SAFWAY HOLDINGS, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3786  3       GS PEP TECH 2000 ADVISORS, L.L.C.                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3787  4         GS PEP TECHNOLOGY FUND 2000, L.P.                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3788  3       GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3789  4         GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3790  3       GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3791  4         GS PEP TECHNOLOGY FUND 2000 OFFSHORE HOLDINGS, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3792  3       GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3793  4         GOLDMAN SACHS PRIVATE EQUITY ALLOCATION FUND, L.P.       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3794  3       GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3795  3       GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3796  3       GS PRIVATE EQUITY MANAGEMENT, L.L.C.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3797  3       GS RA I HG6 ADVISORS, L.L.C.                               551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3798  4         GS RA I HG6, L.P.                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3799  3       GS RA PROGRAM I ADVISORS, INC.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3800  4         GS RA PROGRAM I, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3801  3       GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3802  4         GOLDMAN SACHS REAL ESTATE OPPORTUNITIES FUND 2006, L.P.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3803  5           GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3804  5           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2007                                     Financial Vehicles
3805  3       GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3806  4         GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND 2006, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3807  5           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2007                                     Financial Vehicles
3808  3       GS Special Opportunities 2008 Advisors, L.L.C.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3809  4         Goldman Sachs Special Opportunities Fund 2008, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3810  3       GS U.S. MIDDLE MARKET BUYOUT OFFSHORE ADVISORS, INC.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3811  4         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3812  5           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS,   525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
3813  3       GS U.S. MIDDLE MARKET BUYOUT OFFSHORE HOLDINGS ADVISORS,   525990 - Other       George Town             CAYMAN
                INC.                                                     Financial Vehicles                           ISLANDS
3814  4         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS,     525990 - Other       George Town             CAYMAN
                  L.P.                                                   Financial Vehicles                           ISLANDS
3815  3       GS VINTAGE ADVISORS, L.L.C.                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3816  4         GS VINTAGE FUND, L.P.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3817  5           VF Holdings, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3818  3       GS VINTAGE FUND OFFSHORE, LTD.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3819  4         GS VINTAGE FUND OFFSHORE, L.P.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3820  3       GS VINTAGE II ADVISORS, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3821  4         GS VINTAGE FUND II, L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3822  3       GS VINTAGE II OFFSHORE ADVISORS, INC.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3823  4         GS VINTAGE FUND II OFFSHORE, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3824  5           GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3825  3       GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3826  4         GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3827  3       GS VINTAGE OFFSHORE ADVISORS, INC.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3828  4         GS VINTAGE FUND OFFSHORE, L.P.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3829  3       GS VINTAGE/REAL ESTATE MEZZANINE ACCESS ADVISORS, L.L.C.   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3830  4         GOLDMAN SACHS VINTAGE/REAL ESTATE MEZZANINE ACCESS FUND, 525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
3831  3       GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3832  4         GOLDMAN SACHS WLR OPPORTUNITIES FUND OFFSHORE, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3833  3       GS WLR OPPORTUNITIES ADVISORS, L.L.C.                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3834  4         GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3835  3       GSV HEYDEN HOLDINGS ADVISORS, INC.                         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3836  4         GSV HEYDEN HOLDINGS, L.P.                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3837  3       GSV RIVERA HOLDINGS, LLC                                   551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3838  3       GSVA HOLDINGS ADVISORS, INC.                               551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies

3711  3        GS PE CSEC OFFSHORE ADVISORS, INC.                            CAYMAN ISLANDS    100         N/A
3712  4          GS PE CSEC OFFSHORE, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3713  5            GS PE CSEC OFFSHORE HOLDINGS, L.P.                        CAYMAN ISLANDS    N/A         N/A
3714  3        GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.                   CAYMAN ISLANDS    100         N/A
3715  4          GS PE CSEC OFFSHORE HOLDINGS, L.P.                          CAYMAN ISLANDS    N/A         N/A
3716  3        GS PEO HOLDINGS LLC                                           UNITED STATES     N/A         N/A
3717  3        GS PEP 1999 ADVISORS, L.L.C.                                  UNITED STATES     N/A         N/A
3718  4          GS PRIVATE EQUITY PARTNERS 1999, L.P.                       UNITED STATES     N/A         N/A
3719  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3720  3        GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3721  4          GS PRIVATE EQUITY PARTNERS 1999 - DIRECT INVESTMENT FUND,   UNITED STATES     N/A         N/A
                   L.P.
3722  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3723  3        GS PEP 1999 MANAGER ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
3724  4          GS PRIVATE EQUITY PARTNERS 1999 - MANAGER FUND, L.P.        UNITED STATES     N/A         N/A
3725  3        GS PEP 1999 OFFSHORE ADVISORS, INC.                           CAYMAN ISLANDS    100         N/A
3726  4          GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.              CAYMAN ISLANDS    N/A         N/A
3727  5            GS PEP 99 VCP OFFSHORE HOLDINGS, INC.                     CAYMAN ISLANDS    100         N/A
3728  6              GS PEP 99 VCP Offshore Holdings, L.P.                   CAYMAN ISLANDS    N/A         N/A
3729  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3730  3        GS PEP 2000 ADVISORS, L.L.C.                                  UNITED STATES     N/A         N/A
3731  4          GS PRIVATE EQUITY PARTNERS 2000, L.P.                       UNITED STATES     N/A         N/A
3732  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3733  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3734  3        GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3735  4          GS PRIVATE EQUITY PARTNERS 2000 - DIRECT INVESTMENT FUND,   UNITED STATES     N/A         N/A
                   L.P.
3736  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3737  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3738  3        GS PEP 2000 MANAGER ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
3739  4          GS PRIVATE EQUITY PARTNERS 2000 - MANAGER FUND, L.P.        UNITED STATES     N/A         N/A
3740  5            GS Private Equity Partners 2000 - Manager BC Holdings     CAYMAN ISLANDS    100         N/A
                     Limited
3741  3        GS PEP 2000 OFFSHORE ADVISORS, INC                            CAYMAN ISLANDS    100         N/A
3742  4          GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.              CAYMAN ISLANDS    N/A         N/A
3743  3        GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.                  CAYMAN ISLANDS    100         N/A
3744  4          GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE HOLDINGS, L.P.     CAYMAN ISLANDS    N/A         N/A
3745  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3746  5            GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                   CAYMAN ISLANDS    N/A         N/A
3747  5            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE COLLECTIVE       UNITED STATES     N/A         N/A
                     HOLDINGS, L.L.C.
3748  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3749  3        GS PEP 2002 ADVISORS, L.L.C.                                  UNITED STATES     N/A         N/A
3750  4          GS PRIVATE EQUITY PARTNERS 2002, L.P.                       UNITED STATES     N/A         N/A
3751  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3752  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3753  3        GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3754  4          GS PRIVATE EQUITY PARTNERS 2002 - DIRECT INVESTMENT FUND,   UNITED STATES     N/A         N/A
                   L.P.
3755  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3756  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3757  3        GS PEP 2002 MANAGER ADVISORS, L.L.C.                          UNITED STATES     N/A         N/A
3758  4          GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.        UNITED STATES     N/A         N/A
3759  3        GS PEP 2002 OFFSHORE ADVISORS, INC.                           CAYMAN ISLANDS    100         N/A
3760  4          GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.              CAYMAN ISLANDS    N/A         N/A
3761  3        GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.                  CAYMAN ISLANDS    100         N/A
3762  4          GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE HOLDINGS, L.P.     CAYMAN ISLANDS    N/A         N/A
3763  5            EDUCATION MANAGEMENT CORPORATION                          UNITED STATES     42          N/A
3764  5            SUNGARD CAPITAL CORP.                                     UNITED STATES     11          N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class L shares.
3765  3        GS PEP BASS HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
3766  3        GS PEP II ADVISORS (SC), L.L.C.                               UNITED STATES     N/A         N/A
3767  4          GS PRIVATE EQUITY PARTNERS II (SOUTHERN COMPANY) - MANAGER  UNITED STATES     N/A         N/A
                   FUND, L.P.
3768  3        GS PEP II ADVISORS, L.L.C.                                    UNITED STATES     N/A         N/A
3769  4          GS PRIVATE EQUITY PARTNERS II, L.P.                         UNITED STATES     N/A         N/A
3770  5            GS CAPITAL PARTNERS III, L.P.                             UNITED STATES     N/A         N/A
3771  3        GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.                  UNITED STATES     N/A         N/A
3772  4          GS PRIVATE EQUITY PARTNERS II-DIRECT INVESTMENT FUND, L.P.  UNITED STATES     N/A         N/A
3773  3        GS PEP II MANAGER ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
3774  4          GS PRIVATE EQUITY PARTNERS II - MANAGER FUND, L.P.          UNITED STATES     N/A         N/A
3775  3        GS PEP II OFFSHORE ADVISORS, INC.                             CAYMAN ISLANDS    100         N/A
3776  4          GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.                CAYMAN ISLANDS    N/A         N/A
3777  5            GS CAPITAL PARTNERS III OFFSHORE, L.P.                    CAYMAN ISLANDS    N/A         N/A
3778  3        GS PEP III ADVISORS, L.L.C.                                   UNITED STATES     N/A         N/A
3779  4          GS PRIVATE EQUITY PARTNERS III, L.P.                        UNITED STATES     N/A         N/A
3780  5            GS CAPITAL PARTNERS III, L.P.                             UNITED STATES     N/A         N/A
3781  3        GS PEP III OFFSHORE ADVISORS, INC.                            CAYMAN ISLANDS    100         N/A
3782  4          GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.               CAYMAN ISLANDS    N/A         N/A
3783  3        GS PEP OFFSHORE ADVISORS (NBK), INC.                          CAYMAN ISLANDS    100         N/A
3784  4          NBK/GS PRIVATE EQUITY PARTNERS, L.P.                        CAYMAN ISLANDS    N/A         N/A
3785  3        GS PEP SAFWAY HOLDINGS, L.L.C.                                UNITED STATES     N/A         N/A
3786  3        GS PEP TECH 2000 ADVISORS, L.L.C.                             UNITED STATES     N/A         N/A
3787  4          GS PEP TECHNOLOGY FUND 2000, L.P.                           UNITED STATES     N/A         N/A
3788  3        GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                      CAYMAN ISLANDS    100         N/A
3789  4          GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.                  CAYMAN ISLANDS    N/A         N/A
3790  3        GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.             CAYMAN ISLANDS    100         N/A
3791  4          GS PEP TECHNOLOGY FUND 2000 OFFSHORE HOLDINGS, L.P.         CAYMAN ISLANDS    N/A         N/A
3792  3        GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.                 UNITED STATES     N/A         N/A
3793  4          GOLDMAN SACHS PRIVATE EQUITY ALLOCATION FUND, L.P.          UNITED STATES     N/A         N/A
3794  3        GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.              UNITED STATES     N/A         N/A
3795  3        GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                   CAYMAN ISLANDS    100         N/A
3796  3        GS PRIVATE EQUITY MANAGEMENT, L.L.C.                          UNITED STATES     N/A         N/A
3797  3        GS RA I HG6 ADVISORS, L.L.C.                                  UNITED STATES     N/A         N/A
3798  4          GS RA I HG6, L.P.                                           UNITED STATES     N/A         N/A
3799  3        GS RA PROGRAM I ADVISORS, INC.                                CAYMAN ISLANDS    100         N/A
3800  4          GS RA PROGRAM I, L.P.                                       CAYMAN ISLANDS    N/A         N/A
3801  3        GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.            UNITED STATES     N/A         N/A
3802  4          GOLDMAN SACHS REAL ESTATE OPPORTUNITIES FUND 2006, L.P.     UNITED STATES     N/A         N/A
3803  5            GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                  UNITED STATES     N/A         N/A
3804  5            WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                     2007
3805  3        GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.                UNITED STATES     N/A         N/A
3806  4          GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND 2006, L.P.         UNITED STATES     N/A         N/A
3807  5            WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                     2007
3808  3        GS Special Opportunities 2008 Advisors, L.L.C.                UNITED STATES     N/A         N/A
3809  4          Goldman Sachs Special Opportunities Fund 2008, L.P.         UNITED STATES     N/A         N/A
3810  3        GS U.S. MIDDLE MARKET BUYOUT OFFSHORE ADVISORS, INC.          CAYMAN ISLANDS    100         N/A
3811  4          GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE, L.P.            CAYMAN ISLANDS    N/A         N/A
3812  5            GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS, L.P. CAYMAN ISLANDS    N/A         N/A
3813  3        GS U.S. MIDDLE MARKET BUYOUT OFFSHORE HOLDINGS ADVISORS, INC. CAYMAN ISLANDS    100         N/A
3814  4          GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS, L.P.   CAYMAN ISLANDS    N/A         N/A
3815  3        GS VINTAGE ADVISORS, L.L.C.                                   UNITED STATES     N/A         N/A
3816  4          GS VINTAGE FUND, L.P.                                       UNITED STATES     N/A         N/A
3817  5            VF Holdings, L.L.C.                                       UNITED STATES     N/A         N/A
3818  3        GS VINTAGE FUND OFFSHORE, LTD.                                CAYMAN ISLANDS    100         N/A
3819  4          GS VINTAGE FUND OFFSHORE, L.P.                              CAYMAN ISLANDS    N/A         N/A
3820  3        GS VINTAGE II ADVISORS, L.L.C.                                UNITED STATES     N/A         N/A
3821  4          GS VINTAGE FUND II, L.P.                                    UNITED STATES     N/A         N/A
3822  3        GS VINTAGE II OFFSHORE ADVISORS, INC.                         CAYMAN ISLANDS    100         N/A
3823  4          GS VINTAGE FUND II OFFSHORE, L.P.                           CAYMAN ISLANDS    N/A         N/A
3824  5            GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                CAYMAN ISLANDS    N/A         N/A
3825  3        GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.                CAYMAN ISLANDS    100         N/A
3826  4          GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                  CAYMAN ISLANDS    N/A         N/A
3827  3        GS VINTAGE OFFSHORE ADVISORS, INC.                            CAYMAN ISLANDS    100         N/A
3828  4          GS VINTAGE FUND OFFSHORE, L.P.                              CAYMAN ISLANDS    N/A         N/A
3829  3        GS VINTAGE/REAL ESTATE MEZZANINE ACCESS ADVISORS, L.L.C.      UNITED STATES     N/A         N/A
3830  4          GOLDMAN SACHS VINTAGE/REAL ESTATE MEZZANINE ACCESS FUND,    UNITED STATES     N/A         N/A
                   L.P.
3831  3        GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.                  CAYMAN ISLANDS    100         N/A
3832  4          GOLDMAN SACHS WLR OPPORTUNITIES FUND OFFSHORE, L.P.         CAYMAN ISLANDS    N/A         N/A
3833  3        GS WLR OPPORTUNITIES ADVISORS, L.L.C.                         UNITED STATES     N/A         N/A
3834  4          GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.                  UNITED STATES     N/A         N/A
3835  3        GSV HEYDEN HOLDINGS ADVISORS, INC.                            CAYMAN ISLANDS    100         N/A
3836  4          GSV HEYDEN HOLDINGS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
3837  3        GSV RIVERA HOLDINGS, LLC                                      UNITED STATES     N/A         N/A
3838  3        GSVA HOLDINGS ADVISORS, INC.                                  CAYMAN ISLANDS    100         N/A

3839  4         GSVA HOLDINGS, L.P.                                      551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
3840  3       Goldman Sachs Early Secondaries Advisors, L.L.C.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3841  4         GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3842  3       Goldman Sachs PEG Advisors, Inc.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3843  3       Goldman Sachs PEP 2004 US-Focused (KP) Offshore Holdings   525990 - Other       George Town             CAYMAN
                Advisors, Inc.                                           Financial Vehicles                           ISLANDS
3844  4         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          525990 - Other       George Town             CAYMAN
                  HOLDINGS, L.P.                                         Financial Vehicles                           ISLANDS
3845  3       Goldman Sachs Private Equity Opportunities Advisors, Inc.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3846  4         GOLDMAN SACHS PRIVATE EQUITY OPPORTUNITIES, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3847  5           Exeter Finance Holdings, L.P.                          525990 - Other       Atlanta       GA        Delaware
                                                                         Financial Vehicles
3848  5           PRIVATE EQUITY SECONDARY OPPORTUNITIES ADVISORS, INC.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3849  6             PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3850  5           PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3851  5           TP PARTNERS                                            551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
3852  6             TECHPROCESS SOLUTIONS LIMITED                        522320 - Financial   Kamala City             INDIA
                                                                         Transactions                                 (OTHER)
                                                                         Processing, Reserve,
                                                                         and Clearinghouse
                                                                         Activities
3853  6             TP HOLD CO (MAURITIUS) LTD.                          551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
3854  3       Goldman Sachs Vintage Fund IV Offshore Advisors, Inc.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3855  4         GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3856  3       Goldman Sachs Vintage Fund IV Offshore Holdings Advisors,  525990 - Other       George Town             CAYMAN
                Inc.                                                     Financial Vehicles                           ISLANDS
3857  4         GOLDMAN SACHS VINTAGE FUND IV OFFSHORE HOLDINGS, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3858  5           GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3859  3       MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3860  4         MULTI-STRATEGY HOLDINGS, L.P.                            525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3861  3       PEP XI ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3862  4         PRIVATE EQUITY PARTNERS XI, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3863  5           PRIVATE EQUITY PARTNERS XI FOREIGN INCOME BLOCKER,     551112 - Offices of  New York      NY        Delaware
                    L.L.C.                                               Other Holding
                                                                         Companies
3864  3       PRIVATE EQUITY CONCENTRATED ENERGY II ADVISORS, L.L.C.     525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3865  4         PRIVATE EQUITY CONCENTRATED ENERGY FUND II, L.P.         525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3866  5           PEP CONCENTRATED ENERGY FOREIGN INCOME BLOCKER, L.L.C. 551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3867  3       PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE ADVISORS,   551112 - Offices of  George Town             CAYMAN
                INC.                                                     Other Holding                                ISLANDS
                                                                         Companies
3868  4         PRIVATE EQUITY CONCENTRATED ENERGY FUND II OFFSHORE,     525910 - Open-End    George Town             CAYMAN
                  L.P.                                                   Investment Funds                             ISLANDS
3869  3       PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE HOLDINGS    551112 - Offices of  George Town             CAYMAN
                ADVISORS, INC.                                           Other Holding                                ISLANDS
                                                                         Companies
3870  4         PRIVATE EQUITY CONCENTRATED ENERGY FUND II OFFSHORE      525910 - Open-End    George Town             CAYMAN
                  HOLDINGS, L.P.                                         Investment Funds                             ISLANDS
3871  5           PEP CONCENTRATED ENERGY OFFSHORE FOREIGN INCOME        551112 - Offices of  George Town             CAYMAN
                    BLOCKER, LTD.                                        Other Holding                                ISLANDS
                                                                         Companies
3872  3       PRIVATE EQUITY MANAGERS 2012 ADVISORS L.L.C.               525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3873  4         PRIVATE EQUITY MANAGERS 2012, L.P.                       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3874  3       PRIVATE EQUITY MANAGERS: 2011 ADVISORS L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3875  4         PRIVATE EQUITY MANAGERS: 2011 L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3876  4         PRIVATE EQUITY MANAGERS: 2011 OFFSHORE L.P.              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3877  3       PRIVATE REAL ESTATE MANAGERS: 2011 ADVISORS LLC            525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3878  4         PRIVATE REAL ESTATE MANAGERS: 2011 LP                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3879  3       RICHMOND ACQUISITION GP, LLC                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3880  4         Richmond Acquisition, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3881  3       SDC INVESTORS GP, LLC                                      525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3882  4         SDC INVESTORS, L.P.                                      525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3883  3       U.S. REAL PROPERTY INCOME FUND ADVISORS, LLC               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3884  4         U.S. REAL PROPERTY INCOME FUND OFFSHORE, L.P.            525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3885  4         U.S. REAL PROPERTY INCOME FUND, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3886  3       UBAR ADVISORS LIMITED                                      551112 - Offices of  NEW YORK      NY        JERSEY
                                                                         Other Holding
                                                                         Companies
3887  4         UBAR INVESTORS, L.P.                                     525990 - Other       New York      NY        JERSEY
                                                                         Financial Vehicles
3888  5           UBAR INVESTMENT HOLDINGS LIMITED                       551112 - Offices of  NEW YORK      NY        JERSEY
                                                                         Other Holding
                                                                         Companies
3889  3       VF III HOLDINGS OFFSHORE ADVISORS, INC.                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3890  4         VF III HOLDINGS, L.P.                                    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3891  3       VFC ADVISORS, L.L.C.                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3892  4         VFC LIMITED PARTNERSHIP                                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3893  5           VFC Investments Holdings, SRL                          525990 - Other       Christ Church           BARBADOS
                                                                         Financial Vehicles
3894  6             VFC Investments, SRL                                 525990 - Other       Christ Church           BARBADOS
                                                                         Financial Vehicles
3895  3       VINTAGE / BROAD STREET ENERGY ACCESS ADVISORS L.L.C.       525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3896  4         VINTAGE / BROAD STREET ENERGY ACCESS FUND, L.P.          525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3897  3       VINTAGE FUND GSVA ADVISORS, L.L.C.                         551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3898  4         VINTAGE FUND GSVA, L.P.                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3899  2     GSCP EXPRO ADVISORS OFFSHORE, INC.                           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3900  3       GSCP EXPRO INVESTORS OFFSHORE, L.P.                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3901  4         UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED          525990 - Other       St. Peter               GUERNSEY
                                                                         Financial Vehicles   Port
3902  2     GSCP KMI ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3903  3       GSCP KMI INVESTORS, L.P.                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3904  2     GSCP KMI OFFSHORE ADVISORS, INC.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3905  3       GSCP KMI INVESTORS OFFSHORE, L.P.                          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3906  2     GSCP LATIN AMERICA LLC                                       522294 - Secondary   New York      NY        Delaware
                                                                         Market Financing
3907  2     GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                     522298 - All Other   Mexico City             MEXICO
                                                                         Nondepository Credit
                                                                         Intermediation
3908  2     GSCP V AIV, L.P.                                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3909  2     GSCP V INSTITUTIONAL AIV, L.P.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3910  2     GSCS HOLDINGS I, LLC                                         525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
3911  3       GSCS HOLDINGS II, LLC                                      525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
3912  2     GSEM (DEL) INC.                                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3913  3       GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                   551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3914  3       GSEM (DEL) HOLDINGS, L.P.                                  551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3915  2     GSEM ADVISORS, L.L.C.                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3916  2     GSFS INVESTMENTS I CORP.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3917  3       1903 DEBT FUND, LP                                         52399 - All Other    Boston        MA        Delaware
                                                                         Financial Investment
                                                                         Activities
3918  3       CASPIAN FINANCING LLC                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3919  4         ENTERTAINMENT ACQUISITION FINANCING LLC                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3920  3       CATGS I, LLC                                               525990 - Other       Irving        TX        Delaware
                                                                         Financial Vehicles
3921  3       DBGS ANTHEM GP, LLC                                        525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3922  4         DBGS ANTHEM LP                                           525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
3923  3       ENERGY CENTER HOLDINGS, LLC                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3924  3       GS LEASING (KCSR 2005-1) LLC                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3925  3       GS SOLAR POWER I, LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3926  3       GS WIND HOLDINGS LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3927  3       GS WIND POWER II, LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3928  3       GSFS INVESTMENTS III, LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3929  3       GSFS INVESTMENTS IV, LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3930  3       GSFS IV LLC                                                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3931  3       RAFT RIVER I HOLDINGS, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3932  3       VOLITO AVIATION SERVICES AB                                541990 - All Other   Malmo                   SWEDEN
                                                                         Professional,
                                                                         Scientific, and
                                                                         Technical Services
3933  2     GSGROUP NMTC INVESTOR LLC                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3934  2     GSIP HOLDCO A LLC                                            551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3935  3       GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.   525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
3936  3       GSIP HOLDCO B LLC                                          551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3937  4         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P. 525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
3938  2     GSJC 30 HUDSON URBAN RENEWAL L.L.C.                          531390 - Other       West Trenton  NJ        New Jersey
                                                                         activities related
                                                                         to real estate
3939  2     GSJC 50 HUDSON URBAN RENEWAL L.L.C.                          531390 - Other       West Trenton  NJ        New Jersey
                                                                         activities related
                                                                         to real estate
3940  2     GSJC LAND LLC                                                531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
3941  3       PH PIER MANAGEMENT LLC                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3942  2     GSJC MASTER LESSEE L.L.C.                                    531390 - Other       Wilmington    DE        Delaware
                                                                         activities related
                                                                         to real estate
3943  2     GSPS STRATEGIES CORP.                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3944  3       GSPS (DEL) L.P.                                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3945  3       GSPS INVESTMENTS LIMITED                                   525990 - Other       London                  UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
3946  4         GOLDMAN SACHS BANK (EUROPE) PLC                          522110 - Commercial  Dublin                  IRELAND
                                                                         Banking
3947  2     GSSLG GEN-PAR, L.L.C.                                        525990 - Other       IRVING        TX        Delaware
                                                                         Financial Vehicles
3948  3       GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3949  2     GSSO (ASIA) OFFSHORE, LLC                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3950  3       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3951  2     GSSO (ASIA), LLC                                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3952  3       GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3953  4         GSSOAF HOLDING COMPANY                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3954  2     GSTM LLC                                                     551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3955  3       SLK LLC                                                    551112 - Offices of  New York      NY        New York
                                                                         Other Holding
                                                                         Companies
3956  4         GOLDMAN SACHS EXECUTION & CLEARING, L.P.                 523120 - Securities  New York      NY        New York
                                                                         Brokerage
3957  5           REDI HOLDINGS LLC                                      551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3958  6             REDI TECH, LLC                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3959  2     GSTP LLC                                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3960  2     GSUIG REAL ESTATE MEMBER LLC                                 525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3961  3       GSLM FUND MEMBER LLC                                       525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
3962  3       LAFITTE II LIHTC LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3963  3       WEST 116TH ST. LIHTC LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3964  2     GSUIG, L.L.C.                                                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3965  3       BUCK HOLDINGS L.P.                                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3966  2     GUARD CONTROL PMD GP, L.L.C.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles

3839  4          GSVA HOLDINGS, L.P.                                         CAYMAN ISLANDS    N/A         N/A
3840  3        Goldman Sachs Early Secondaries Advisors, L.L.C.              UNITED STATES     N/A         N/A
3841  4          GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                  UNITED STATES     N/A         N/A
3842  3        Goldman Sachs PEG Advisors, Inc.                              CAYMAN ISLANDS    100         N/A
3843  3        Goldman Sachs PEP 2004 US-Focused (KP) Offshore Holdings      CAYMAN ISLANDS    100         N/A
                 Advisors, Inc.
3844  4          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE HOLDINGS,   CAYMAN ISLANDS    N/A         N/A
                   L.P.
3845  3        Goldman Sachs Private Equity Opportunities Advisors, Inc.     CAYMAN ISLANDS    100         N/A
3846  4          GOLDMAN SACHS PRIVATE EQUITY OPPORTUNITIES, L.P.            CAYMAN ISLANDS    N/A         N/A
3847  5            Exeter Finance Holdings, L.P.                             UNITED STATES     N/A         N/A
3848  5            PRIVATE EQUITY SECONDARY OPPORTUNITIES ADVISORS, INC.     CAYMAN ISLANDS    100         N/A
3849  6              PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.            CAYMAN ISLANDS    N/A         N/A
3850  5            PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.              CAYMAN ISLANDS    N/A         N/A
3851  5            TP PARTNERS                                               MAURITIUS         48          N/A
3852  6              TECHPROCESS SOLUTIONS LIMITED                           INDIA (OTHER)     44          N/A
3853  6              TP HOLD CO (MAURITIUS) LTD.                             MAURITIUS         100         N/A
3854  3        Goldman Sachs Vintage Fund IV Offshore Advisors, Inc.         CAYMAN ISLANDS    100         N/A
3855  4          GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.                CAYMAN ISLANDS    N/A         N/A
3856  3        Goldman Sachs Vintage Fund IV Offshore Holdings Advisors,     CAYMAN ISLANDS    100         N/A
                 Inc.
3857  4          GOLDMAN SACHS VINTAGE FUND IV OFFSHORE HOLDINGS, L.P.       CAYMAN ISLANDS    N/A         N/A
3858  5            GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC                  UNITED STATES     N/A         N/A
3859  3        MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.               CAYMAN ISLANDS    100         N/A
3860  4          MULTI-STRATEGY HOLDINGS, L.P.                               CAYMAN ISLANDS    N/A         N/A
3861  3        PEP XI ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
3862  4          PRIVATE EQUITY PARTNERS XI, L.P.                            UNITED STATES     N/A         N/A
3863  5            PRIVATE EQUITY PARTNERS XI FOREIGN INCOME BLOCKER, L.L.C. UNITED STATES     N/A         N/A
3864  3        PRIVATE EQUITY CONCENTRATED ENERGY II ADVISORS, L.L.C.        UNITED STATES     N/A         N/A
3865  4          PRIVATE EQUITY CONCENTRATED ENERGY FUND II, L.P.            UNITED STATES     N/A         N/A
3866  5            PEP CONCENTRATED ENERGY FOREIGN INCOME BLOCKER, L.L.C.    UNITED STATES     N/A         N/A
3867  3        PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE ADVISORS, INC. CAYMAN ISLANDS    100         N/A
3868  4          PRIVATE EQUITY CONCENTRATED ENERGY FUND II OFFSHORE, L.P.   CAYMAN ISLANDS    N/A         N/A
3869  3        PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE HOLDINGS       CAYMAN ISLANDS    100         N/A
                 ADVISORS, INC.
3870  4          PRIVATE EQUITY CONCENTRATED ENERGY FUND II OFFSHORE         CAYMAN ISLANDS    N/A         N/A
                   HOLDINGS, L.P.
3871  5            PEP CONCENTRATED ENERGY OFFSHORE FOREIGN INCOME BLOCKER,  CAYMAN ISLANDS    100         N/A
                     LTD.
3872  3        PRIVATE EQUITY MANAGERS 2012 ADVISORS L.L.C.                  UNITED STATES     N/A         N/A
3873  4          PRIVATE EQUITY MANAGERS 2012, L.P.                          UNITED STATES     N/A         N/A
3874  3        PRIVATE EQUITY MANAGERS: 2011 ADVISORS L.L.C.                 UNITED STATES     N/A         N/A
3875  4          PRIVATE EQUITY MANAGERS: 2011 L.P.                          UNITED STATES     N/A         N/A
3876  4          PRIVATE EQUITY MANAGERS: 2011 OFFSHORE L.P.                 CAYMAN ISLANDS    N/A         N/A
3877  3        PRIVATE REAL ESTATE MANAGERS: 2011 ADVISORS LLC               UNITED STATES     N/A         N/A
3878  4          PRIVATE REAL ESTATE MANAGERS: 2011 LP                       UNITED STATES     N/A         N/A
3879  3        RICHMOND ACQUISITION GP, LLC                                  UNITED STATES     N/A         N/A
3880  4          Richmond Acquisition, L.P.                                  UNITED STATES     N/A         N/A
3881  3        SDC INVESTORS GP, LLC                                         UNITED STATES     N/A         N/A
3882  4          SDC INVESTORS, L.P.                                         UNITED STATES     N/A         N/A
3883  3        U.S. REAL PROPERTY INCOME FUND ADVISORS, LLC                  UNITED STATES     N/A         N/A
3884  4          U.S. REAL PROPERTY INCOME FUND OFFSHORE, L.P.               UNITED STATES     N/A         N/A
3885  4          U.S. REAL PROPERTY INCOME FUND, L.P.                        UNITED STATES     N/A         N/A
3886  3        UBAR ADVISORS LIMITED                                         UNITED STATES     100         N/A
3887  4          UBAR INVESTORS, L.P.                                        UNITED STATES     N/A         N/A
3888  5            UBAR INVESTMENT HOLDINGS LIMITED                          UNITED STATES     100         N/A
3889  3        VF III HOLDINGS OFFSHORE ADVISORS, INC.                       CAYMAN ISLANDS    100         N/A
3890  4          VF III HOLDINGS, L.P.                                       CAYMAN ISLANDS    N/A         N/A
3891  3        VFC ADVISORS, L.L.C.                                          UNITED STATES     N/A         N/A
3892  4          VFC LIMITED PARTNERSHIP                                     UNITED STATES     N/A         N/A
3893  5            VFC Investments Holdings, SRL                             BARBADOS          100         N/A
3894  6              VFC Investments, SRL                                    BARBADOS          100         N/A
3895  3        VINTAGE / BROAD STREET ENERGY ACCESS ADVISORS L.L.C.          UNITED STATES     N/A         N/A
3896  4          VINTAGE / BROAD STREET ENERGY ACCESS FUND, L.P.             UNITED STATES     N/A         N/A
3897  3        VINTAGE FUND GSVA ADVISORS, L.L.C.                            UNITED STATES     N/A         N/A
3898  4          VINTAGE FUND GSVA, L.P.                                     UNITED STATES     N/A         N/A
3899  2      GSCP EXPRO ADVISORS OFFSHORE, INC.                              CAYMAN ISLANDS    100         N/A
3900  3        GSCP EXPRO INVESTORS OFFSHORE, L.P.                           CAYMAN ISLANDS    N/A         N/A
3901  4          UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED             GUERNSEY          N/A         43
3902  2      GSCP KMI ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
3903  3        GSCP KMI INVESTORS, L.P.                                      UNITED STATES     N/A         N/A
3904  2      GSCP KMI OFFSHORE ADVISORS, INC.                                CAYMAN ISLANDS    100         N/A
3905  3        GSCP KMI INVESTORS OFFSHORE, L.P.                             CAYMAN ISLANDS    N/A         N/A
3906  2      GSCP LATIN AMERICA LLC                                          UNITED STATES     N/A         N/A
3907  2      GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                        MEXICO            100         100
3908  2      GSCP V AIV, L.P.                                                CAYMAN ISLANDS    N/A         N/A
3909  2      GSCP V INSTITUTIONAL AIV, L.P.                                  CAYMAN ISLANDS    N/A         N/A
3910  2      GSCS HOLDINGS I, LLC                                            UNITED STATES     N/A         N/A
3911  3        GSCS HOLDINGS II, LLC                                         UNITED STATES     N/A         N/A
3912  2      GSEM (DEL) INC.                                                 UNITED STATES     100         N/A
3913  3        GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                      UNITED STATES     N/A         N/A
3914  3        GSEM (DEL) HOLDINGS, L.P.                                     UNITED STATES     N/A         N/A
3915  2      GSEM ADVISORS, L.L.C.                                           UNITED STATES     N/A         N/A
3916  2      GSFS INVESTMENTS I CORP.                                        UNITED STATES     100         N/A
3917  3        1903 DEBT FUND, LP                                            UNITED STATES     N/A         N/A
3918  3        CASPIAN FINANCING LLC                                         UNITED STATES     N/A         N/A
3919  4          ENTERTAINMENT ACQUISITION FINANCING LLC                     UNITED STATES     N/A         N/A
3920  3        CATGS I, LLC                                                  UNITED STATES     N/A         N/A
3921  3        DBGS ANTHEM GP, LLC                                           UNITED STATES     N/A         N/A
3922  4          DBGS ANTHEM LP                                              UNITED STATES     N/A         N/A
3923  3        ENERGY CENTER HOLDINGS, LLC                                   UNITED STATES     N/A         N/A
3924  3        GS LEASING (KCSR 2005-1) LLC                                  UNITED STATES     N/A         N/A
3925  3        GS SOLAR POWER I, LLC                                         UNITED STATES     N/A         N/A
3926  3        GS WIND HOLDINGS LLC                                          UNITED STATES     N/A         N/A
3927  3        GS WIND POWER II, LLC                                         UNITED STATES     N/A         N/A
3928  3        GSFS INVESTMENTS III, LLC                                     UNITED STATES     N/A         N/A
3929  3        GSFS INVESTMENTS IV, LLC                                      UNITED STATES     N/A         N/A
3930  3        GSFS IV LLC                                                   UNITED STATES     N/A         N/A
3931  3        RAFT RIVER I HOLDINGS, LLC                                    UNITED STATES     N/A         N/A
3932  3        VOLITO AVIATION SERVICES AB                                   SWEDEN            20          N/A
3933  2      GSGROUP NMTC INVESTOR LLC                                       UNITED STATES     N/A         N/A
3934  2      GSIP HOLDCO A LLC                                               UNITED STATES     N/A         N/A
3935  3        GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.      UNITED STATES     N/A         N/A
3936  3        GSIP HOLDCO B LLC                                             UNITED STATES     N/A         N/A
3937  4          GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    UNITED STATES     N/A         N/A
3938  2      GSJC 30 HUDSON URBAN RENEWAL L.L.C.                             UNITED STATES     N/A         N/A
3939  2      GSJC 50 HUDSON URBAN RENEWAL L.L.C.                             UNITED STATES     N/A         N/A
3940  2      GSJC LAND LLC                                                   UNITED STATES     N/A         N/A
3941  3        PH PIER MANAGEMENT LLC                                        UNITED STATES     N/A         N/A
3942  2      GSJC MASTER LESSEE L.L.C.                                       UNITED STATES     N/A         N/A
3943  2      GSPS STRATEGIES CORP.                                           UNITED STATES     100         N/A
3944  3        GSPS (DEL) L.P.                                               UNITED STATES     N/A         N/A
3945  3        GSPS INVESTMENTS LIMITED                                      UNITED KINGDOM    100         N/A
                                                                             (OTHER)
3946  4          GOLDMAN SACHS BANK (EUROPE) PLC                             IRELAND           100         N/A
3947  2      GSSLG GEN-PAR, L.L.C.                                           UNITED STATES     N/A         N/A
3948  3        GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                   UNITED STATES     N/A         N/A
3949  2      GSSO (ASIA) OFFSHORE, LLC                                       UNITED STATES     N/A         N/A
3950  3        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.           CAYMAN ISLANDS    N/A         N/A
3951  2      GSSO (ASIA), LLC                                                UNITED STATES     N/A         N/A
3952  3        GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.                    UNITED STATES     N/A         N/A
3953  4          GSSOAF HOLDING COMPANY                                      CAYMAN ISLANDS    100         N/A
3954  2      GSTM LLC                                                        UNITED STATES     N/A         N/A
3955  3        SLK LLC                                                       UNITED STATES     N/A         N/A
3956  4          GOLDMAN SACHS EXECUTION & CLEARING, L.P.                    UNITED STATES     N/A         N/A
3957  5            REDI HOLDINGS LLC                                         UNITED STATES     N/A         N/A
3958  6              REDI TECH, LLC                                          UNITED STATES     N/A         N/A
3959  2      GSTP LLC                                                        UNITED STATES     N/A         N/A
3960  2      GSUIG REAL ESTATE MEMBER LLC                                    UNITED STATES     N/A         N/A
3961  3        GSLM FUND MEMBER LLC                                          UNITED STATES     N/A         N/A
3962  3        LAFITTE II LIHTC LLC                                          UNITED STATES     N/A         N/A
3963  3        WEST 116TH ST. LIHTC LLC                                      UNITED STATES     N/A         N/A
3964  2      GSUIG, L.L.C.                                                   UNITED STATES     N/A         N/A
3965  3        BUCK HOLDINGS L.P.                                            UNITED STATES     N/A         21
3966  2      GUARD CONTROL PMD GP, L.L.C.                                    UNITED STATES     N/A         N/A

3967  3       GUARD CONTROL PMD, L.P.                                    525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3968  2     Goldman Sachs Developing Markets Real Estate Cooperatief     525990 - Other       London                  NETHERLANDS
              U.A.                                                       Financial Vehicles
3969  2     Goldman Sachs Mount Kellett Capital Partners Employee Funds  525990 - Other       New York      NY        Delaware
              GP, L.L.C.                                                 Financial Vehicles
3970  3       GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS PMD QP FUND,  525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
3971  3       Goldman Sachs Mount Kellett Capital Partners Offshore PMD  525990 - Other       George Town             CAYMAN
                QP Fund, Ltd.                                            Financial Vehicles                           ISLANDS
3972  2     Goldman Sachs Private Equity Group Master Fund VI, LLC       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3973  2     Goldman Sachs TDN Investors Offshore, L.P.                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3974  2     HCCI LIHTC LLC                                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3975  2     HULL TRADING ASIA LIMITED                                    551112 - Offices of  Central                 HONG KONG
                                                                         Other Holding
                                                                         Companies
3976  3       GOLDMAN SACHS LLC                                          525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
3977  4         GOLDMAN SACHS VENTURE LLC                                551112 - Offices of  Ebene                   MAURITIUS
                                                                         Other Holding
                                                                         Companies
3978  5           GOLDMAN SACHS 2, L.P.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3979  5           GOLDMAN SACHS 3, L.P.                                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3980  2     Hyatt Hotels Corporation                                     531390 - Other       Chicago       IL        Delaware
                                                                         activities related
                                                                         to real estate
3981  2     J. ARON HOLDINGS, L.P.                                       551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
3982  3       GOLDMAN SACHS TRADING AND CLEARING SERVICES (NETHERLANDS)  523110 - Investment  Amsterdam               NETHERLANDS
                B.V.                                                     Banking and
                                                                         Securities Dealing
3983  3       J. ARON & COMPANY                                          523130 - Commodity   New York      NY        New York
                                                                         Contracts Dealing
3984  4         GOLDMAN SACHS TRADING AND CLEARING SERVICES              523110 - Investment  Amsterdam               NETHERLANDS
                  (NETHERLANDS) B.V.                                     Banking and
                                                                         Securities Dealing
3985  4         HORIZON FUNDO DE INVESTIMENTO MULTIMERCADO CREDITO       525910 - Open-End    Rio de                  BRAZIL
                  PRIVADO - INVESTIMENTO NO EXTERIOR                     Investment Funds     Janeiro
3986  5           HORIZON FUND                                           525910 - Open-End    Sao Paulo               CAYMAN
                                                                         Investment Funds                             ISLANDS
3987  2     KALORAMA GP, L.L.C.                                          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3988  3       KALORAMA, L.P.                                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3989  4         GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
3990  4         GSPX, L.P.                                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3991  2     KVC ADVISORS, INC.                                           525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3992  3       KAISER VINTAGE VI CO-INVESTMENT FUND A, L.P.               525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3993  3       KAISER VINTAGE VI CO-INVESTMENT FUND B, L.P.               525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3994  2     LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG    525990 - Other       London                  GERMANY
                                                                         Financial Vehicles
3995  2     LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.          525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
3996  2     LS UNIT TRUST 2009-I                                         525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
3997  2     MACARTHUR PHASE A LIHTC LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
3998  2     MBD 2011 ADVISORS, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
3999  2     MBD 2011 OFFSHORE ADVISORS, INC.                             525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4000  3       MBD 2011 HOLDINGS, L.P.                                    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
4001  4         GS HEAL HOLDINGS LIMITED                                 525990 - Other       Ebene                   MAURITIUS
                                                                         Financial Vehicles
4002  4         INTERLINE BRANDS, INC.                                   0 - N/A              Jacksonville  FL        Delaware
4003  4         SPARTANSHIELD HOLDINGS                                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4004  3       MBD 2011 OFFSHORE, L.P.                                    525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
4005  4         MBD 2011 OFFSHORE EAGLE WING INC.                        525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4006  4         MBD 2011 OFFSHORE EDGEMARC, INC.                         525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4007  2     MERBAU ADVISORS, LTD.                                        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4008  3       MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.                   525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
4009  4         GS VAN GOGH LUX I S.A R.L.                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4010  4         GS VAN GOGH LUX II S.A R.L.                              525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4011  4         GSV ENERGY HOLDINGS, INC.                                551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4012  4         GSV HEYDEN HOLDINGS, L.P.                                551112 - Offices of  George Town             CAYMAN
                                                                         Other Holding                                ISLANDS
                                                                         Companies
4013  4         GSVA OFFSHORE HOLDINGS, INC.                             551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4014  4         GSVF AHO INVESTMENTS CORP.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4015  4         MERBAU INVESTORS OFFSHORE HOLDINGS FOREIGN INCOME        551112 - Offices of  George Town             CAYMAN
                  BLOCKER, LTD.                                          Other Holding                                ISLANDS
                                                                         Companies
4016  3       MERBAU INVESTORS OFFSHORE, L.P.                            525910 - Open-End    George Town             CAYMAN
                                                                         Investment Funds                             ISLANDS
4017  2     MLK DRIVE URBAN RENEWAL L.L.C.                               531390 - Other       West Trenton  NJ        New Jersey
                                                                         activities related
                                                                         to real estate
4018  2     MLQ INVESTORS, L.P.                                          525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4019  2     MLQ STRATOSPHERE, L.L.C.                                     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4020  3       W2007/ACEP HOLDINGS, LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4021  2     MLQ, L.L.C.                                                  551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4022  2     MOTHER ZION LIHTC LLC                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4023  2     MSMC, INC.                                                   551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4024  3       GS COMMERCIAL REAL ESTATE LP                               522292 - Real Estate New York      NY        Delaware
                                                                         Credit
4025  2     MTGLQ INVESTORS, L.P.                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4026  2     MURRAY STREET INVESTMENT TRUST I                             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4027  2     MURRAY STREET INVESTMENT TRUST II                            525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4028  2     NEXUS LLC                                                    551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4029  2     NORMANDY FUNDING CORP.                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4030  2     ONE SANTA FE LIHTC LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4031  2     OOO GOLDMAN SACHS BANK                                       522110 - Commercial  Moscow                  RUSSIA
                                                                         Banking
4032  2     OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV ADVISORS, LTD. 525990 - Other       Luxembourg              CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4033  3       OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV, L.P.        525990 - Other       Luxembourg              CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4034  4         SPARTANSHIELD HOLDINGS                                   525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4035  4         VALOUR TWO HOLDINGS ENTITY GP, LTD.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4036  5           VALOUR TWO HOLDINGS, L.P.                              525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4037  4         VALOUR TWO HOLDINGS, L.P.                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4038  2     PEARL STREET INSURANCE COMPANY, INC.                         524126 - Direct      Burlington    VT        Vermont
                                                                         Property and
                                                                         Casualty Insurance
                                                                         Carriers
4039  2     PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                        525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4040  2     PEP XI OFFSHORE ADVISORS, INC.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4041  3       PRIVATE EQUITY PARTNERS XI OFFSHORE, L.P.                  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4042  4         PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4043  5           PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS FOREIGN   551112 - Offices of  George Town             CAYMAN
                    INCOME BLOCKER, LTD.                                 Other Holding                                ISLANDS
                                                                         Companies
4044  2     PEP XI OFFSHORE HOLDINGS ADVISORS, INC.                      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4045  3       PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4046  2     PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC                 525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4047  2     PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                   525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4048  2     PROVIDENCE PLACE LIHTC LLC                                   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4049  2     REGULATORY DATACORP, INC.                                    561499 - All Other   King of       PA        Delaware
                                                                         Business Support     Prussia
                                                                         Services
4050  2     REP ELD GEN-PAR, L.L.C.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4051  2     REP SVY REALTY HOLDINGS, L.L.C.                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4052  2     RHYS TRUST                                                   523991 - Trust,      Saint Helier            JERSEY
                                                                         Fiduciary, and
                                                                         Custody Activities
4053  2     ROTHESAY LIFE, L.L.C.                                        551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4054  2     ROTHESAY PENSIONS MANAGEMENT LIMITED                         524298 - All Other   London                  UNITED
                                                                         Insurance Related                            KINGDOM
                                                                         Activities                                   (OTHER)
4055  2     SATURN FUND ADVISORS, INC.                                   525990 - Other       New York      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4056  3       SCHAEFFLER INVESTORS, L. P.                                525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4057  2     SBI JAPANNEXT CO., LTD.                                      523120 - Securities  Tokyo                   JAPAN
                                                                         Brokerage
4058  2     SCLQ, S. DE R.L. DE C.V.                                     525990 - Other       Guadalajara             MEXICO
                                                                         Financial Vehicles
4059  2     SITE 26 HOLDINGS INC.                                        551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4060  3       GOLDMAN SACHS HEADQUARTERS LLC                             531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
4061  2     SOPAC LLC                                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4062  2     SOUTHERN PACIFIC FUNDING CORPORATION                         525990 - Other       New York      NY        California
                                                                         Financial Vehicles
4063  2     SPA UNIT TRUST 2009-I                                        525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
4064  2     SPA UNIT TRUST 2009-II                                       525910 - Open-End    Dublin                  IRELAND
                                                                         Investment Funds
4065  2     SPECIAL SITUATIONS INVESTING GROUP, INC.                     522294 - Secondary   NEW YORK      NY        Delaware
                                                                         Market Financing
4066  3       FLATIRON HOLDINGS LTD.                                     525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
4067  4         FLATIRON RE LTD.                                         525990 - Other       Hamilton                BERMUDA
                                                                         Financial Vehicles
4068  3       Madison/Special Situations Value Fund II LLC               525990 - Other       Incline       NV        Delaware
                                                                         Financial Vehicles   Village
4069  2     SPIRAL HOLDINGS INC.                                         525990 - Other       Woodcliff     NJ        Delaware
                                                                         Financial Vehicles   Lake
4070  2     STONE STREET 1994 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4071  3       BRIDGE STREET REAL ESTATE FUND 1994, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4072  3       STONE STREET REAL ESTATE FUND 1994, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4073  2     STONE STREET 1995 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4074  2     STONE STREET 1995, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4075  2     STONE STREET 1996 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4076  3       BRIDGE STREET REAL ESTATE FUND 1996, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4077  3       STONE STREET REAL ESTATE FUND 1996, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4078  2     STONE STREET 1996, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4079  3       BRIDGE STREET FUND 1996, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4080  3       STONE STREET FUND 1996, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4081  2     STONE STREET 1997 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4082  3       BRIDGE STREET REAL ESTATE FUND 1997, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4083  3       STONE STREET REAL ESTATE FUND 1997, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4084  2     STONE STREET 1997, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4085  2     STONE STREET 1998 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4086  3       BRIDGE STREET REAL ESTATE FUND 1998, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4087  3       STONE STREET REAL ESTATE FUND 1998, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4088  2     STONE STREET 1998, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4089  2     STONE STREET 1999 REALTY, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4090  3       BRIDGE STREET REAL ESTATE FUND 1999, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4091  3       STONE STREET REAL ESTATE FUND 1999, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4092  2     STONE STREET 1999, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4093  2     STONE STREET 2000, L.L.C.                                    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4094  3       BRIDGE STREET FUND 2000, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles

3967  3        GUARD CONTROL PMD, L.P.                                       UNITED STATES     N/A         N/A
3968  2      Goldman Sachs Developing Markets Real Estate Cooperatief U.A.   UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3969  2      Goldman Sachs Mount Kellett Capital Partners Employee Funds GP, UNITED STATES     N/A         N/A
               L.L.C.
3970  3        GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS PMD QP FUND,     UNITED STATES     N/A         N/A
                 L.P.
3971  3        Goldman Sachs Mount Kellett Capital Partners Offshore PMD QP  CAYMAN ISLANDS    100         N/A
                 Fund, Ltd.
3972  2      Goldman Sachs Private Equity Group Master Fund VI, LLC          UNITED STATES     N/A         N/A
3973  2      Goldman Sachs TDN Investors Offshore, L.P.                      CAYMAN ISLANDS    N/A         N/A
3974  2      HCCI LIHTC LLC                                                  UNITED STATES     N/A         N/A
3975  2      HULL TRADING ASIA LIMITED                                       HONG KONG         100         N/A
3976  3        GOLDMAN SACHS LLC                                             MAURITIUS         100         N/A
3977  4          GOLDMAN SACHS VENTURE LLC                                   MAURITIUS         100         N/A
3978  5            GOLDMAN SACHS 2, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3979  5            GOLDMAN SACHS 3, L.P.                                     CAYMAN ISLANDS    N/A         N/A
3980  2      Hyatt Hotels Corporation                                        UNITED STATES     7           N/A
3981  2      J. ARON HOLDINGS, L.P.                                          UNITED STATES     N/A         N/A
3982  3        GOLDMAN SACHS TRADING AND CLEARING SERVICES (NETHERLANDS)     NETHERLANDS       100         N/A
                 B.V.
3983  3        J. ARON & COMPANY                                             UNITED STATES     N/A         N/A
3984  4          GOLDMAN SACHS TRADING AND CLEARING SERVICES (NETHERLANDS)   NETHERLANDS       100         N/A
                   B.V.
3985  4          HORIZON FUNDO DE INVESTIMENTO MULTIMERCADO CREDITO PRIVADO  BRAZIL            100         N/A
                   - INVESTIMENTO NO EXTERIOR
3986  5            HORIZON FUND                                              BRAZIL            100         N/A
3987  2      KALORAMA GP, L.L.C.                                             UNITED STATES     N/A         N/A
3988  3        KALORAMA, L.P.                                                CAYMAN ISLANDS    N/A         N/A
3989  4          GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.       NETHERLANDS       N/A         N/A
3990  4          GSPX, L.P.                                                  UNITED STATES     N/A         N/A
3991  2      KVC ADVISORS, INC.                                              UNITED STATES     100         N/A
3992  3        KAISER VINTAGE VI CO-INVESTMENT FUND A, L.P.                  UNITED STATES     N/A         N/A
3993  3        KAISER VINTAGE VI CO-INVESTMENT FUND B, L.P.                  UNITED STATES     N/A         N/A
3994  2      LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG       UNITED KINGDOM    N/A         N/A
                                                                             (OTHER)
3995  2      LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.             CAYMAN ISLANDS    N/A         N/A
3996  2      LS UNIT TRUST 2009-I                                            IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
3997  2      MACARTHUR PHASE A LIHTC LLC                                     UNITED STATES     N/A         N/A
3998  2      MBD 2011 ADVISORS, L.L.C.                                       UNITED STATES     N/A         N/A
3999  2      MBD 2011 OFFSHORE ADVISORS, INC.                                CAYMAN ISLANDS    100         N/A
4000  3        MBD 2011 HOLDINGS, L.P.                                       CAYMAN ISLANDS    N/A         N/A
4001  4          GS HEAL HOLDINGS LIMITED                                    MAURITIUS         50          N/A
4002  4          INTERLINE BRANDS, INC.                                      UNITED STATES     81          N/A
4003  4          SPARTANSHIELD HOLDINGS                                      UNITED STATES     N/A         N/A
4004  3        MBD 2011 OFFSHORE, L.P.                                       CAYMAN ISLANDS    N/A         N/A
4005  4          MBD 2011 OFFSHORE EAGLE WING INC.                           UNITED STATES     100         N/A
4006  4          MBD 2011 OFFSHORE EDGEMARC, INC.                            UNITED STATES     100         N/A
4007  2      MERBAU ADVISORS, LTD.                                           CAYMAN ISLANDS    100         N/A
4008  3        MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.                      CAYMAN ISLANDS    N/A         N/A
4009  4          GS VAN GOGH LUX I S.A R.L.                                  LUXEMBOURG        100         N/A
4010  4          GS VAN GOGH LUX II S.A R.L.                                 LUXEMBOURG        100         N/A
4011  4          GSV ENERGY HOLDINGS, INC.                                   UNITED STATES     99          N/A
4012  4          GSV HEYDEN HOLDINGS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
4013  4          GSVA OFFSHORE HOLDINGS, INC.                                UNITED STATES     100         N/A
4014  4          GSVF AHO INVESTMENTS CORP.                                  UNITED STATES     99          N/A
4015  4          MERBAU INVESTORS OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER,  CAYMAN ISLANDS    100         N/A
                   LTD.
4016  3        MERBAU INVESTORS OFFSHORE, L.P.                               CAYMAN ISLANDS    N/A         N/A
4017  2      MLK DRIVE URBAN RENEWAL L.L.C.                                  UNITED STATES     N/A         N/A
4018  2      MLQ INVESTORS, L.P.                                             UNITED STATES     N/A         N/A
4019  2      MLQ STRATOSPHERE, L.L.C.                                        UNITED STATES     N/A         N/A
4020  3        W2007/ACEP HOLDINGS, LLC                                      UNITED STATES     96          N/A
4021  2      MLQ, L.L.C.                                                     UNITED STATES     N/A         N/A
4022  2      MOTHER ZION LIHTC LLC                                           UNITED STATES     N/A         N/A
4023  2      MSMC, INC.                                                      UNITED STATES     100         N/A
4024  3        GS COMMERCIAL REAL ESTATE LP                                  UNITED STATES     N/A         N/A
4025  2      MTGLQ INVESTORS, L.P.                                           UNITED STATES     N/A         N/A
4026  2      MURRAY STREET INVESTMENT TRUST I                                UNITED STATES     N/A         N/A
4027  2      MURRAY STREET INVESTMENT TRUST II                               UNITED STATES     N/A         N/A
4028  2      NEXUS LLC                                                       UNITED STATES     N/A         N/A
4029  2      NORMANDY FUNDING CORP.                                          UNITED STATES     100         N/A
4030  2      ONE SANTA FE LIHTC LLC                                          UNITED STATES     N/A         N/A
4031  2      OOO GOLDMAN SACHS BANK                                          RUSSIA            N/A         N/A
4032  2      OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV ADVISORS, LTD.    LUXEMBOURG        100         N/A
4033  3        OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV, L.P.           LUXEMBOURG        N/A         N/A
4034  4          SPARTANSHIELD HOLDINGS                                      UNITED STATES     N/A         N/A
4035  4          VALOUR TWO HOLDINGS ENTITY GP, LTD.                         CAYMAN ISLANDS    100         N/A
4036  5            VALOUR TWO HOLDINGS, L.P.                                 CAYMAN ISLANDS    N/A         N/A
4037  4          VALOUR TWO HOLDINGS, L.P.                                   CAYMAN ISLANDS    N/A         N/A
4038  2      PEARL STREET INSURANCE COMPANY, INC.                            UNITED STATES     100         N/A
4039  2      PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                           UNITED STATES     N/A         N/A
4040  2      PEP XI OFFSHORE ADVISORS, INC.                                  CAYMAN ISLANDS    100         N/A
4041  3        PRIVATE EQUITY PARTNERS XI OFFSHORE, L.P.                     CAYMAN ISLANDS    N/A         N/A
4042  4          PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.          CAYMAN ISLANDS    N/A         N/A
4043  5            PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS FOREIGN      CAYMAN ISLANDS    100         N/A
                     INCOME BLOCKER, LTD.
4044  2      PEP XI OFFSHORE HOLDINGS ADVISORS, INC.                         CAYMAN ISLANDS    100         N/A
4045  3        PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.            CAYMAN ISLANDS    N/A         N/A
4046  2      PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC                    UNITED STATES     N/A         N/A
4047  2      PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                      UNITED STATES     N/A         N/A
4048  2      PROVIDENCE PLACE LIHTC LLC                                      UNITED STATES     N/A         N/A
4049  2      REGULATORY DATACORP, INC.                                       UNITED STATES     59          N/A
4050  2      REP ELD GEN-PAR, L.L.C.                                         UNITED STATES     N/A         N/A
4051  2      REP SVY REALTY HOLDINGS, L.L.C.                                 UNITED STATES     N/A         N/A
4052  2      RHYS TRUST                                                      JERSEY            N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4053  2      ROTHESAY LIFE, L.L.C.                                           UNITED STATES     100         N/A
4054  2      ROTHESAY PENSIONS MANAGEMENT LIMITED                            UNITED KINGDOM    100         N/A
                                                                             (OTHER)
4055  2      SATURN FUND ADVISORS, INC.                                      UNITED STATES     100         N/A
4056  3        SCHAEFFLER INVESTORS, L. P.                                   UNITED STATES     N/A         N/A
4057  2      SBI JAPANNEXT CO., LTD.                                         JAPAN             43          N/A
4058  2      SCLQ, S. DE R.L. DE C.V.                                        MEXICO            100         N/A
4059  2      SITE 26 HOLDINGS INC.                                           UNITED STATES     100         N/A
4060  3        GOLDMAN SACHS HEADQUARTERS LLC                                UNITED STATES     N/A         N/A
4061  2      SOPAC LLC                                                       UNITED STATES     N/A         N/A
4062  2      SOUTHERN PACIFIC FUNDING CORPORATION                            UNITED STATES     100         N/A
4063  2      SPA UNIT TRUST 2009-I                                           IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4064  2      SPA UNIT TRUST 2009-II                                          IRELAND           N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4065  2      SPECIAL SITUATIONS INVESTING GROUP, INC.                        UNITED STATES     100         N/A
4066  3        FLATIRON HOLDINGS LTD.                                        BERMUDA           36          N/A
4067  4          FLATIRON RE LTD.                                            BERMUDA           100         N/A
4068  3        Madison/Special Situations Value Fund II LLC                  UNITED STATES     N/A         N/A
4069  2      SPIRAL HOLDINGS INC.                                            UNITED STATES     19          N/A
4070  2      STONE STREET 1994 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4071  3        BRIDGE STREET REAL ESTATE FUND 1994, L.P.                     UNITED STATES     N/A         N/A
4072  3        STONE STREET REAL ESTATE FUND 1994, L.P.                      UNITED STATES     N/A         N/A
4073  2      STONE STREET 1995 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4074  2      STONE STREET 1995, L.L.C.                                       UNITED STATES     N/A         N/A
4075  2      STONE STREET 1996 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4076  3        BRIDGE STREET REAL ESTATE FUND 1996, L.P.                     UNITED STATES     N/A         N/A
4077  3        STONE STREET REAL ESTATE FUND 1996, L.P.                      UNITED STATES     N/A         N/A
4078  2      STONE STREET 1996, L.L.C.                                       UNITED STATES     N/A         N/A
4079  3        BRIDGE STREET FUND 1996, L.P.                                 UNITED STATES     N/A         N/A
4080  3        STONE STREET FUND 1996, L.P.                                  UNITED STATES     N/A         N/A
4081  2      STONE STREET 1997 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4082  3        BRIDGE STREET REAL ESTATE FUND 1997, L.P.                     UNITED STATES     N/A         N/A
4083  3        STONE STREET REAL ESTATE FUND 1997, L.P.                      UNITED STATES     N/A         N/A
4084  2      STONE STREET 1997, L.L.C.                                       UNITED STATES     N/A         N/A
4085  2      STONE STREET 1998 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4086  3        BRIDGE STREET REAL ESTATE FUND 1998, L.P.                     UNITED STATES     N/A         N/A
4087  3        STONE STREET REAL ESTATE FUND 1998, L.P.                      UNITED STATES     N/A         N/A
4088  2      STONE STREET 1998, L.L.C.                                       UNITED STATES     N/A         N/A
4089  2      STONE STREET 1999 REALTY, L.L.C.                                UNITED STATES     N/A         N/A
4090  3        BRIDGE STREET REAL ESTATE FUND 1999, L.P.                     UNITED STATES     N/A         N/A
4091  3        STONE STREET REAL ESTATE FUND 1999, L.P.                      UNITED STATES     N/A         N/A
4092  2      STONE STREET 1999, L.L.C.                                       UNITED STATES     N/A         N/A
4093  2      STONE STREET 2000, L.L.C.                                       UNITED STATES     N/A         N/A
4094  3        BRIDGE STREET FUND 2000, L.P.                                 UNITED STATES     N/A         N/A

4095  3       STONE STREET FUND 2000, L.P.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4096  2     STONE STREET ASIA, L.L.C.                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4097  3       BRIDGE STREET ASIA FUND, L.P.                              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4098  3       STONE STREET ASIA FUND, L.P.                               525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4099  4         GSSOAF HOLDING COMPANY                                   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4100  2     STONE STREET FUND 1996, L.P.                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4101  2     STONE STREET PEP TECHNOLOGY 2000, L.L.C.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4102  2     STONE STREET REAL ESTATE FUND 1996, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4103  2     STONE STREET REAL ESTATE FUND 1998, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4104  2     STONE STREET REAL ESTATE FUND 1999, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4105  2     STONE STREET REAL ESTATE FUND 2000, L.P.                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4106  2     STONE STREET REALTY 2000, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4107  3       BRIDGE STREET REAL ESTATE FUND 2000, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4108  3       STONE STREET REAL ESTATE FUND 2000, L.P.                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4109  2     THE EUROPEAN POWER SOURCE COMPANY B.V.                       551112 - Offices of  Amsterdam               NETHERLANDS
                                                                         Other Holding
                                                                         Companies
4110  2     THE GOLDMAN SACHS FOUNDATION                                 813219 - Other       New York      NY        New York
                                                                         Grantmaking and
                                                                         Giving Services
4111  2     THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION        523991 - Trust,      Wilmington    DE        Federal
                                                                         Fiduciary, and
                                                                         Custody Activities
4112  3       DWIGHT 1-3 YEAR GOVERNMENT/CREDIT FUND LLC                 525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4113  3       DWIGHT 2013 TERM FUND LLC                                  525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4114  3       DWIGHT 2014 TERM FUND LLC                                  525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4115  3       DWIGHT 2015 TERM FUND LLC                                  525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4116  3       DWIGHT 2016 TERM FUND LLC                                  525910 - Open-End    Burlington    VT        Delaware
                                                                         Investment Funds
4117  3       DWIGHT INTERMEDIATE CORE FUND                              525910 - Open-End    New York      NY        Maryland
                                                                         Investment Funds
4118  3       DWIGHT INTERMEDIATE CORE MASTER FUND LLC                   525990 - Other       Baltimore     MD        Delaware
                                                                         Financial Vehicles
4119  3       DWIGHT INTERMEDIATE CORE PLUS FUND                         525910 - Open-End    New York      NY        Maryland
                                                                         Investment Funds
4120  3       DWIGHT INTERMEDIATE CORE PLUS FUND LLC                     525990 - Other       Burlington    VT        Delaware
                                                                         Financial Vehicles
4121  3       DWIGHT INTERMEDIATE CORE PLUS MASTER FUND LLC              525990 - Other       Baltimore     MD        Delaware
                                                                         Financial Vehicles
4122  3       GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED GROWTH FUND    525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4123  3       GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKET DEBT        525910 - Open-End    Wilmington    DE        Delaware
                IMPLEMENTATION VEHICLE                                   Investment Funds
4124  3       GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS DEBT FUND  525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4125  3       GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS EQUITY     525910 - Open-End    Wilmington    DE        Delaware
                FUND                                                     Investment Funds
4126  3       GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE CAP FUND     525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4127  3       GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD IMPLEMENTATION   525910 - Open-End    Wilmington    DE        Delaware
                VEHICLE                                                  Investment Funds
4128  3       GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION FIXED INCOME  525910 - Open-End    Wilmington    DE        Delaware
                FUND                                                     Investment Funds
4129  3       GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION PLUS FIXED    525910 - Open-End    Wilmington    DE        Delaware
                INCOME FUND                                              Investment Funds
4130  3       GOLDMAN SACHS COLLECTIVE TRUST MID CAP GROWTH FUND         525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4131  3       GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC VALUE FUND        525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4132  3       GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED U.S. SMALL/MID   525910 - Open-End    Wilmington    DE        Delaware
                CAP FUND                                                 Investment Funds
4133  3       GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS FIXED INCOME FUND 525910 - Open-End    Wilmington    DE        Delaware
                                                                         Investment Funds
4134  3       GOLDMAN SACHS COLLECTIVE TRUST-STRUCTURED TOTAL MARKET     525910 - Open-End    Wilmington    DE        Delaware
                FUND                                                     Investment Funds
4135  3       RETIREMENT PORTFOLIO COMPLETION FUND                       525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4136  3       THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE                525920 - Trusts,     Wilmington    DE        Delaware
                                                                         Estates, and Agency
                                                                         Accounts
4137  4         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND ASSET  525990 - Other       New York      NY        Delaware
                  TRUST                                                  Financial Vehicles
4138  4         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND ASSET     525990 - Other       New York      NY        Delaware
                  TRUST                                                  Financial Vehicles
4139  4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES ASSET TRUST  525910 - Open-End    New York      NY        Delaware
                                                                         Investment Funds
4140  4         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II ASSET     525910 - Open-End    Wilmington    DE        Delaware
                  TRUST                                                  Investment Funds
4141  2     THE GOLDMAN, SACHS & CO. L.L.C.                              551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4142  3       GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                   523999 -             Halifax       NS        CANADA
                                                                         Miscellaneous
                                                                         Financial Investment
                                                                         Activities
4143  3       GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                       551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4144  3       GOLDMAN, SACHS & CO.                                       523110 - Investment  New York      NY        New York
                                                                         Banking and
                                                                         Securities Dealing
4145  3       GS FINANCIAL SERVICES L.P. (DEL)                           551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4146  2     THE HULL GROUP, L.L.C.                                       551112 - Offices of  Chicago       IL        Illinois,
                                                                         Other Holding                                Cook Country
                                                                         Companies
4147  2     THE J. ARON L.L.C.                                           551112 - Offices of  NEW YORK      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4148  3       J. ARON & COMPANY                                          523130 - Commodity   New York      NY        New York
                                                                         Contracts Dealing
4149  3       J. ARON HOLDINGS, L.P.                                     551112 - Offices of  New York      NY        Delaware
                                                                         Other Holding
                                                                         Companies
4150  2     US REAL ESTATE ADVISORS, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4151  3       US REAL ESTATE OPPORTUNITIES I, L.P.                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4152  2     US REAL ESTATE OPPORTUNITIES I, L.P.                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4153  2     VESEY STREET INVESTMENT TRUST I                              525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4154  2     VESEY STREET INVESTMENT TRUST II                             525990 - Other       NEW YORK      NY        Delaware
                                                                         Financial Vehicles
4155  2     VGS AIRCRAFT HOLDING LIMITED (IRELAND)                       525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
4156  3       Johannesburg Limited                                       525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
4157  3       OLBIA LIMITED                                              525990 - Other       Dublin                  IRELAND
                                                                         Financial Vehicles
4158  2     WARBURTON RIVERVIEW LIHTC LLC                                525990 - Other       Dover         DE        Delaware
                                                                         Financial Vehicles
4159  2     WEST STREET FUND I, L.L.C.                                   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4160  2     WH ADVISORS, L.L.C. 2001                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4161  3       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
                2001                                                     Financial Vehicles
4162  4         MERCER INVESTMENTS IV PRIVATE LTD.                       525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4163  4         QMH FINCO S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4164  4         W2001 ARES REALTY HOLDING, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4165  5           W2001 ARES REALTY II, L.L.C.                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4166  5           W2001 ARES REALTY, L.L.C.                              525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4167  6             ARES FINANCE S.r.l.                                  525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
4168  5           W2001/ARES B.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4169  4         W2001 BRITANNIA LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4170  5           QMH LIMITED                                            525990 - Other       Essex                   UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
4171  4         W2001 CAPITOL B.V.                                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4172  4         W2001 LOFT B.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4173  5           W2001 CAPITOL B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4174  4         W2001 REGINA C.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4175  4         W2001/FORTY-SIX B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4176  5           W2001 REGINA C.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4177  2     WH ADVISORS, L.L.C. 2005                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4178  3       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
                2005                                                     Financial Vehicles
4179  4         ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4180  4         AWH GLOBAL GEN-PAR, L.L.C.                               525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4181  5           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4182  4         CARIBBEAN FUND GEN-PAR 2005, LLC                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4183  5           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4184  4         CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4185  4         DONNER S.A R.L.                                          531120 - Lessors of  Luxembourg              LUXEMBOURG
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
4186  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4187  4         W2005 CNL FARGO GP, LLC                                  551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4188  5           W2005 CNL FARGO HOLDINGS, L.P.                         551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4189  6             W2005 CNL FARGO MEZZ IV, LLC                         551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4190  7               W2005 CNL FARGO MEZZ III, LLC                      551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4191  8                 W2005 CNL FARGO MEZZ II, LLC                     551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4192  9                   W2005 CNL FARGO MEZZ I, LLC                    551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4193  10                    W2005/FARGO HOTELS (POOL C) GEN-PAR, L.L.C.  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4194  11                      W2005/FARGO HOTELS (POOL C) REALTY, L.P.   525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4195  10                    W2005/FARGO HOTELS (POOL C) REALTY, L.P.     525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4196  4         W2005 EHY HOLDINGS, LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4197  4         W2005 KZL                                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4198  5           KERZNER INTERNATIONAL HOLDINGS LIMITED                 525990 - Other       Nassau                  BAHAMAS, THE
                                                                         Financial Vehicles
4199  4         W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.            551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4200  5           W2005/FARGO HOTEL HOLDINGS II, L.P.                    551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4201  6             W2005 CNL FARGO HOLDINGS PARTNER, LLC                551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4202  7               W2005 CNL FARGO HOLDINGS, L.P.                     551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4203  4         W2005/FARGO HOTEL HOLDINGS II, L.P.                      551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4204  4         W2005/FARGO MEZZ HOLDINGS, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4205  4         WHITEHALL EUROPEAN RE 1 S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4206  5           W2005/THIRTY-TWO B.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4207  6             W2005/THIRTY-THREE B.V.                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4208  7               HIGHSTREET HOLDING GBR                             525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4209  5           W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4210  6             W2005/W2007 VERNAL ASSET 1 LUXEMBOURG S.A.R.L.       525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
4211  6             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG (H2) S.C.S.  525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4212  7               W2005/W2007 VERNAL ASSET 1 LUXEMBOURG S.A.R.L.     525990 - Other       LUXEMBOURG              LUXEMBOURG
                                                                         Financial Vehicles
4213  4         WHITEHALL EUROPEAN RE 2 S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4214  5           W2005/THIRTY-TWO B.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4215  5           W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4216  4         WHITEHALL FRENCH RE 2 SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4217  5           W2005 PUPPET I B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4218  4         WHITEHALL FRENCH RE 3 SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4219  5           W2005 PUPPET I B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4220  4         WHITEHALL SPECIAL GEN-PAR 2005, LLC                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4221  5           CARIBBEAN FUND GEN-PAR 2005, LLC                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4222  5           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles

4095  3        STONE STREET FUND 2000, L.P.                                  UNITED STATES     N/A         N/A
4096  2      STONE STREET ASIA, L.L.C.                                       UNITED STATES     N/A         N/A
4097  3        BRIDGE STREET ASIA FUND, L.P.                                 UNITED STATES     N/A         N/A
4098  3        STONE STREET ASIA FUND, L.P.                                  UNITED STATES     N/A         N/A
4099  4          GSSOAF HOLDING COMPANY                                      CAYMAN ISLANDS    100         N/A
4100  2      STONE STREET FUND 1996, L.P.                                    UNITED STATES     N/A         N/A
4101  2      STONE STREET PEP TECHNOLOGY 2000, L.L.C.                        UNITED STATES     N/A         N/A
4102  2      STONE STREET REAL ESTATE FUND 1996, L.P.                        UNITED STATES     N/A         N/A
4103  2      STONE STREET REAL ESTATE FUND 1998, L.P.                        UNITED STATES     N/A         N/A
4104  2      STONE STREET REAL ESTATE FUND 1999, L.P.                        UNITED STATES     N/A         N/A
4105  2      STONE STREET REAL ESTATE FUND 2000, L.P.                        UNITED STATES     N/A         N/A
4106  2      STONE STREET REALTY 2000, L.L.C.                                UNITED STATES     N/A         N/A
4107  3        BRIDGE STREET REAL ESTATE FUND 2000, L.P.                     UNITED STATES     N/A         N/A
4108  3        STONE STREET REAL ESTATE FUND 2000, L.P.                      UNITED STATES     N/A         N/A
4109  2      THE EUROPEAN POWER SOURCE COMPANY B.V.                          NETHERLANDS       100         N/A
4110  2      THE GOLDMAN SACHS FOUNDATION                                    UNITED STATES     N/A         N/A
4111  2      THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION           UNITED STATES     100         N/A
4112  3        DWIGHT 1-3 YEAR GOVERNMENT/CREDIT FUND LLC                    UNITED STATES     N/A         N/A
4113  3        DWIGHT 2013 TERM FUND LLC                                     UNITED STATES     N/A         N/A
4114  3        DWIGHT 2014 TERM FUND LLC                                     UNITED STATES     N/A         N/A
4115  3        DWIGHT 2015 TERM FUND LLC                                     UNITED STATES     N/A         N/A
4116  3        DWIGHT 2016 TERM FUND LLC                                     UNITED STATES     N/A         N/A
4117  3        DWIGHT INTERMEDIATE CORE FUND                                 UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4118  3        DWIGHT INTERMEDIATE CORE MASTER FUND LLC                      UNITED STATES     N/A         N/A
4119  3        DWIGHT INTERMEDIATE CORE PLUS FUND                            UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4120  3        DWIGHT INTERMEDIATE CORE PLUS FUND LLC                        UNITED STATES     N/A         N/A
4121  3        DWIGHT INTERMEDIATE CORE PLUS MASTER FUND LLC                 UNITED STATES     N/A         N/A
4122  3        GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED GROWTH FUND       UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4123  3        GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKET DEBT           UNITED STATES     N/A         N/A     The direct holder
                 IMPLEMENTATION VEHICLE                                                                            is a Trustee.
4124  3        GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS DEBT FUND     UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4125  3        GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS EQUITY FUND   UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4126  3        GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE CAP FUND        UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4127  3        GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD IMPLEMENTATION      UNITED STATES     N/A         N/A     The direct holder
                 VEHICLE                                                                                           is a Trustee.
4128  3        GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION FIXED INCOME     UNITED STATES     N/A         N/A     The direct holder
                 FUND                                                                                              is a Trustee.
4129  3        GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION PLUS FIXED       UNITED STATES     N/A         N/A     The direct holder
                 INCOME FUND                                                                                       is a Trustee.
4130  3        GOLDMAN SACHS COLLECTIVE TRUST MID CAP GROWTH FUND            UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4131  3        GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC VALUE FUND           UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4132  3        GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED U.S. SMALL/MID CAP  UNITED STATES     N/A         N/A     The direct holder
                 FUND                                                                                              is a Trustee.
4133  3        GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS FIXED INCOME FUND    UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4134  3        GOLDMAN SACHS COLLECTIVE TRUST-STRUCTURED TOTAL MARKET FUND   UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4135  3        RETIREMENT PORTFOLIO COMPLETION FUND                          UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4136  3        THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE                   UNITED STATES     100         N/A
4137  4          GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND ASSET     UNITED STATES     N/A         N/A     The direct holder
                   TRUST                                                                                           is a Trustee.
4138  4          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND ASSET TRUST  UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4139  4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES ASSET TRUST     UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4140  4          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II ASSET TRUST  UNITED STATES     N/A         N/A     The direct holder
                                                                                                                   is a Trustee.
4141  2      THE GOLDMAN, SACHS & CO. L.L.C.                                 UNITED STATES     N/A         N/A
4142  3        GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                      CANADA            100         N/A
4143  3        GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                          UNITED STATES     N/A         N/A
4144  3        GOLDMAN, SACHS & CO.                                          UNITED STATES     N/A         N/A
4145  3        GS FINANCIAL SERVICES L.P. (DEL)                              UNITED STATES     N/A         N/A
4146  2      THE HULL GROUP, L.L.C.                                          UNITED STATES     N/A         N/A
4147  2      THE J. ARON L.L.C.                                              UNITED STATES     N/A         N/A
4148  3        J. ARON & COMPANY                                             UNITED STATES     N/A         N/A
4149  3        J. ARON HOLDINGS, L.P.                                        UNITED STATES     N/A         N/A
4150  2      US REAL ESTATE ADVISORS, LLC                                    UNITED STATES     N/A         N/A
4151  3        US REAL ESTATE OPPORTUNITIES I, L.P.                          UNITED STATES     N/A         N/A
4152  2      US REAL ESTATE OPPORTUNITIES I, L.P.                            UNITED STATES     N/A         N/A
4153  2      VESEY STREET INVESTMENT TRUST I                                 UNITED STATES     N/A         N/A
4154  2      VESEY STREET INVESTMENT TRUST II                                UNITED STATES     N/A         N/A
4155  2      VGS AIRCRAFT HOLDING LIMITED (IRELAND)                          IRELAND           50          N/A
4156  3        Johannesburg Limited                                          IRELAND           100         N/A
4157  3        OLBIA LIMITED                                                 IRELAND           100         N/A
4158  2      WARBURTON RIVERVIEW LIHTC LLC                                   UNITED STATES     N/A         N/A
4159  2      WEST STREET FUND I, L.L.C.                                      UNITED STATES     N/A         N/A
4160  2      WH ADVISORS, L.L.C. 2001                                        UNITED STATES     N/A         N/A
4161  3        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2001  UNITED STATES     N/A         N/A
4162  4          MERCER INVESTMENTS IV PRIVATE LTD.                          MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Preferred shares.
4163  4          QMH FINCO S.A R.L.                                          LUXEMBOURG        100         N/A
4164  4          W2001 ARES REALTY HOLDING, L.L.C.                           UNITED STATES     N/A         N/A
4165  5            W2001 ARES REALTY II, L.L.C.                              UNITED STATES     N/A         N/A
4166  5            W2001 ARES REALTY, L.L.C.                                 UNITED STATES     N/A         N/A
4167  6              ARES FINANCE S.r.l.                                     ITALY (OTHER)     100         N/A
4168  5            W2001/ARES B.V.                                           NETHERLANDS       100         N/A
4169  4          W2001 BRITANNIA LLC                                         UNITED STATES     N/A         N/A
4170  5            QMH LIMITED                                               UNITED KINGDOM    90          N/A
                                                                             (OTHER)
4171  4          W2001 CAPITOL B.V.                                          NETHERLANDS       100         N/A
4172  4          W2001 LOFT B.V.                                             NETHERLANDS       99          N/A
4173  5            W2001 CAPITOL B.V.                                        NETHERLANDS       100         N/A
4174  4          W2001 REGINA C.V.                                           NETHERLANDS       N/A         N/A
4175  4          W2001/FORTY-SIX B.V.                                        NETHERLANDS       100         N/A
4176  5            W2001 REGINA C.V.                                         NETHERLANDS       N/A         N/A
4177  2      WH ADVISORS, L.L.C. 2005                                        UNITED STATES     N/A         N/A
4178  3        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2005  UNITED STATES     N/A         N/A
4179  4          ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                UNITED STATES     N/A         N/A
4180  4          AWH GLOBAL GEN-PAR, L.L.C.                                  UNITED STATES     N/A         N/A
4181  5            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.              UNITED STATES     N/A         N/A
4182  4          CARIBBEAN FUND GEN-PAR 2005, LLC                            UNITED STATES     N/A         N/A
4183  5            CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.         UNITED STATES     N/A         N/A
4184  4          CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.           UNITED STATES     N/A         N/A
4185  4          DONNER S.A R.L.                                             LUXEMBOURG        100         N/A
4186  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
4187  4          W2005 CNL FARGO GP, LLC                                     UNITED STATES     N/A         N/A
4188  5            W2005 CNL FARGO HOLDINGS, L.P.                            UNITED STATES     N/A         N/A
4189  6              W2005 CNL FARGO MEZZ IV, LLC                            UNITED STATES     N/A         N/A
4190  7                W2005 CNL FARGO MEZZ III, LLC                         UNITED STATES     N/A         N/A
4191  8                  W2005 CNL FARGO MEZZ II, LLC                        UNITED STATES     N/A         N/A
4192  9                    W2005 CNL FARGO MEZZ I, LLC                       UNITED STATES     N/A         N/A
4193  10                     W2005/FARGO HOTELS (POOL C) GEN-PAR, L.L.C.     UNITED STATES     N/A         N/A
4194  11                       W2005/FARGO HOTELS (POOL C) REALTY, L.P.      UNITED STATES     N/A         100
4195  10                     W2005/FARGO HOTELS (POOL C) REALTY, L.P.        UNITED STATES     N/A         100
4196  4          W2005 EHY HOLDINGS, LLC                                     UNITED STATES     N/A         N/A
4197  4          W2005 KZL                                                   CAYMAN ISLANDS    100         N/A
4198  5            KERZNER INTERNATIONAL HOLDINGS LIMITED                    BAHAMAS, THE      21          N/A
4199  4          W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.               UNITED STATES     N/A         N/A
4200  5            W2005/FARGO HOTEL HOLDINGS II, L.P.                       UNITED STATES     N/A         N/A
4201  6              W2005 CNL FARGO HOLDINGS PARTNER, LLC                   UNITED STATES     N/A         N/A
4202  7                W2005 CNL FARGO HOLDINGS, L.P.                        UNITED STATES     N/A         N/A
4203  4          W2005/FARGO HOTEL HOLDINGS II, L.P.                         UNITED STATES     N/A         N/A
4204  4          W2005/FARGO MEZZ HOLDINGS, LLC                              UNITED STATES     N/A         N/A
4205  4          WHITEHALL EUROPEAN RE 1 S.A.R.L.                            LUXEMBOURG        100         N/A
4206  5            W2005/THIRTY-TWO B.V.                                     NETHERLANDS       100         N/A
4207  6              W2005/THIRTY-THREE B.V.                                 NETHERLANDS       100         N/A
4208  7                HIGHSTREET HOLDING GBR                                NETHERLANDS       51          N/A
4209  5            W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                   LUXEMBOURG        100         N/A
4210  6              W2005/W2007 VERNAL ASSET 1 LUXEMBOURG S.A.R.L.          LUXEMBOURG        100         N/A
4211  6              W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG (H2) S.C.S.     LUXEMBOURG        99          N/A
4212  7                W2005/W2007 VERNAL ASSET 1 LUXEMBOURG S.A.R.L.        LUXEMBOURG        100         N/A
4213  4          WHITEHALL EUROPEAN RE 2 S.A.R.L.                            LUXEMBOURG        100         N/A
4214  5            W2005/THIRTY-TWO B.V.                                     NETHERLANDS       100         N/A
4215  5            W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                   LUXEMBOURG        100         N/A
4216  4          WHITEHALL FRENCH RE 2 SARL                                  LUXEMBOURG        100         N/A
4217  5            W2005 PUPPET I B.V.                                       NETHERLANDS       100         N/A
4218  4          WHITEHALL FRENCH RE 3 SARL                                  LUXEMBOURG        100         N/A
4219  5            W2005 PUPPET I B.V.                                       NETHERLANDS       100         N/A
4220  4          WHITEHALL SPECIAL GEN-PAR 2005, LLC                         UNITED STATES     N/A         N/A
4221  5            CARIBBEAN FUND GEN-PAR 2005, LLC                          UNITED STATES     N/A         N/A
4222  5            CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.         UNITED STATES     N/A         N/A

4223  2     WH ADVISORS, L.L.C. 2007                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4224  3       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
                2007                                                     Financial Vehicles
4225  2     WH ADVISORS, L.L.C. IX                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4226  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4227  2     WH ADVISORS, L.L.C. V                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4228  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4229  2     WH ADVISORS, L.L.C. VI                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4230  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4231  2     WH ADVISORS, L.L.C. VII                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4232  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4233  2     WH ADVISORS, L.L.C. VIII                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4234  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4235  2     WH ADVISORS, L.L.C. X                                        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4236  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4237  2     WH ADVISORS, L.L.C. XI                                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4238  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4239  2     WH ADVISORS, L.L.C. XII                                      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4240  2     WH ADVISORS, L.L.C. XIII                                     525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4241  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4242  3       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4243  4         WH13/DANKO B.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4244  4         WH13/TWENTY-FOUR B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4245  4         WH13/TWENTY-NINE B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4246  5           ASIO S.R.L.                                            525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
4247  4         WH13/TWENTY-SIX B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4248  5           ASIO S.R.L.                                            525990 - Other       Milan                   ITALY
                                                                         Financial Vehicles                           (OTHER)
4249  2     WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C. 2008        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4250  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)  525990 - Other       New York      NY        Delaware
                LIMITED PARTNERSHIP 2008                                 Financial Vehicles
4251  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4252  4         W2007 BEAR L.L.C.                                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4253  4         W2007/W2008 FINANCE LTD.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4254  4         W2008 JUPITER INVESTMENT CAYMAN LTD.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4255  4         W2008 OUKA (DELAWARE) L.L.C.                             525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4256  4         W2008 RAINBOW 1 (DELAWARE) L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4257  4         W2008 RAINBOW 2 (DELAWARE) L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4258  4         W2008 RAINBOW 3 (DELAWARE) L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4259  4         Whitehall European RE 9A S.a r.l.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4260  2     WH INTERNATIONAL ADVISORS, L.L.C. 2001                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4261  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other       New York      NY        Delaware
                PARTNERSHIP 2001                                         Financial Vehicles
4262  4         MERCER INVESTMENTS IV PRIVATE LTD.                       525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4263  4         QMH FINCO S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4264  4         W2001 ARES REALTY HOLDING, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4265  4         W2001 BRITANNIA LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4266  4         W2001 LOFT FINANCE INTERNATIONAL, L.L.C.                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4267  4         W2001 REGINA C.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4268  4         W2001/FORTY-SIX B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4269  2     WH INTERNATIONAL ADVISORS, L.L.C. 2005                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4270  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other       New York      NY        Delaware
                PARTNERSHIP 2005                                         Financial Vehicles
4271  4         BLITZEN S.A R.L.                                         531120 - Lessors of  Luxembourg              LUXEMBOURG
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
4272  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4273  4         W2005 KZL                                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4274  4         W2005 PUPPET 1 LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4275  4         W2005 PUPPET 2 LLC                                       525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4276  4         WHITEHALL EUROPEAN RE 1 S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4277  4         WHITEHALL EUROPEAN RE 2 S.A.R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4278  4         WHITEHALL EUROPEAN RE 4 S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4279  4         WHITEHALL EUROPEAN RE 5 S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4280  2     WH INTERNATIONAL ADVISORS, L.L.C. 2008                       525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4281  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other       New York      NY        Delaware
                PARTNERSHIP 2008                                         Financial Vehicles
4282  2     WH PARALLEL ADVISORS, L.L.C. 2001                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4283  3       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                2001                                                     Financial Vehicles
4284  4         HIHARAKO (CAYMAN) L.L.C.                                 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4285  5           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4286  4         W2001 ARES REALTY HOLDING, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4287  4         W2001 GEN PAR EUR 3 B.V.                                 525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4288  5           W2001 PARC C.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4289  6             W2001 LOFT B.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4290  5           W2001 WEBSTER CV                                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4291  6             W2001 CAPITOL B.V.                                   525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4292  4         W2001 PARC C.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4293  4         W2001 TWO C.V.                                           525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4294  5           QMH FINCO S.A R.L.                                     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4295  5           QMH LIMITED                                            525990 - Other       Essex                   UNITED
                                                                         Financial Vehicles                           KINGDOM
                                                                                                                      (OTHER)
4296  5           W2001/FORTY-SIX B.V.                                   525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4297  4         W2001 WEBSTER CV                                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4298  4         W2001/SIXTY-ONE B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4299  5           W2001 REGINA C.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4300  5           W2001 TWO C.V.                                         525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4301  2     WH PARALLEL ADVISORS, L.L.C. 2007                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4302  3       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                2007                                                     Financial Vehicles
4303  4         BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.      531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
4304  4         GS Lux Management Services S.a r.l.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4305  4         HIHARAKO 2007 (CAYMAN) LTD.                              531390 - Other       George Town             CAYMAN
                                                                         activities related                           ISLANDS
                                                                         to real estate
4306  4         PFD HOLDINGS, LLC                                        531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
4307  4         W2007 MVP HOTELS, LLC                                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4308  4         W2007 PARALLEL AMELIA SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4309  5           WHITEHALL EUROPEAN RE 7 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4310  5           WHITEHALL EUROPEAN RE 8 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4311  4         W2007 PARALLEL BEAR S.A.R.L.                             525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4312  5           W2007 BEAR L.L.C.                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4313  5           WHITEHALL EUROPEAN RE 7 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4314  5           WHITEHALL EUROPEAN RE 8 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4315  4         W2007 PARALLEL LANCASTER S.A R.L.                        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4316  5           W2007/W2008 FINANCE LTD.                               525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4317  5           WHITEHALL EUROPEAN RE 7 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4318  5           WHITEHALL EUROPEAN RE 8 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4319  4         W2007 PARALLEL LINDENCORSO S.A.R.L.                      525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4320  5           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4321  4         W2007 Parallel Selfridges S.a r.l.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4322  5           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4323  4         W2007 Parallel Vernal S.a r.l.                           525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4324  5           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4325  4         W2007/ACEP HOLDINGS, LLC                                 525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4326  4         WHITEHALL EUROPEAN RE 6 S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4327  4         WNT HOLDINGS, LLC                                        531390 - Other       New York      NY        Delaware
                                                                         activities related
                                                                         to real estate
4328  2     WH PARALLEL ADVISORS, L.L.C. XIII                            525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4329  3       WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII    525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4330  4         WH MEZZCO GP, L.L.C. II                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4331  4         WH13/ASIO ASTREA C.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4332  5           WH13/TWENTY-NINE B.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4333  5           WH13/TWENTY-SIX B.V.                                   525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4334  4         WH13/DANKO B.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4335  4         WH13/FORTY-THREE B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4336  5           WH13/ASIO ASTREA C.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4337  4         WH13/FORTY-TWO B.V.                                      525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4338  5           WH13/ASIO ASTREA C.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4339  4         WH13/TWENTY-FOUR B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4340  2     WH13/DANKO B.V.                                              525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4341  2     WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
              2001                                                       Financial Vehicles
4342  2     WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other       New York      NY        Delaware
              2007                                                       Financial Vehicles
4343  2     WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII      525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4344  2     WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4345  3       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4346  4         MERCER INVESTMENTS IV PRIVATE LTD.                       525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4347  4         QMH FINCO S.A R.L.                                       525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4348  4         W2001 ARES REALTY HOLDING, L.L.C.                        525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4349  4         W2001 BRITANNIA LLC                                      525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4350  4         W2001 CAPITOL B.V.                                       525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles

4223  2      WH ADVISORS, L.L.C. 2007                                        UNITED STATES     N/A         N/A
4224  3        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2007  UNITED STATES     N/A         N/A
4225  2      WH ADVISORS, L.L.C. IX                                          UNITED STATES     N/A         N/A
4226  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX           UNITED STATES     N/A         N/A
4227  2      WH ADVISORS, L.L.C. V                                           UNITED STATES     N/A         N/A
4228  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V            UNITED STATES     N/A         N/A
4229  2      WH ADVISORS, L.L.C. VI                                          UNITED STATES     N/A         N/A
4230  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI           UNITED STATES     N/A         N/A
4231  2      WH ADVISORS, L.L.C. VII                                         UNITED STATES     N/A         N/A
4232  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII          UNITED STATES     N/A         N/A
4233  2      WH ADVISORS, L.L.C. VIII                                        UNITED STATES     N/A         N/A
4234  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII         UNITED STATES     N/A         N/A
4235  2      WH ADVISORS, L.L.C. X                                           UNITED STATES     N/A         N/A
4236  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X            UNITED STATES     N/A         N/A
4237  2      WH ADVISORS, L.L.C. XI                                          UNITED STATES     N/A         N/A
4238  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI           UNITED STATES     N/A         N/A
4239  2      WH ADVISORS, L.L.C. XII                                         UNITED STATES     N/A         N/A
4240  2      WH ADVISORS, L.L.C. XIII                                        UNITED STATES     N/A         N/A
4241  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII          UNITED STATES     N/A         N/A
4242  3        WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII         UNITED STATES     N/A         N/A
4243  4          WH13/DANKO B.V.                                             NETHERLANDS       100         N/A
4244  4          WH13/TWENTY-FOUR B.V.                                       NETHERLANDS       100         N/A
4245  4          WH13/TWENTY-NINE B.V.                                       NETHERLANDS       99          N/A
4246  5            ASIO S.R.L.                                               ITALY (OTHER)     100         N/A
4247  4          WH13/TWENTY-SIX B.V.                                        NETHERLANDS       99          N/A
4248  5            ASIO S.R.L.                                               ITALY (OTHER)     100         N/A
4249  2      WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C. 2008           UNITED STATES     N/A         N/A
4250  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)     UNITED STATES     N/A         N/A
                 LIMITED PARTNERSHIP 2008
4251  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
4252  4          W2007 BEAR L.L.C.                                           UNITED STATES     N/A         N/A
4253  4          W2007/W2008 FINANCE LTD.                                    CAYMAN ISLANDS    100         N/A
4254  4          W2008 JUPITER INVESTMENT CAYMAN LTD.                        CAYMAN ISLANDS    100         N/A
4255  4          W2008 OUKA (DELAWARE) L.L.C.                                UNITED STATES     N/A         N/A
4256  4          W2008 RAINBOW 1 (DELAWARE) L.L.C.                           UNITED STATES     N/A         N/A
4257  4          W2008 RAINBOW 2 (DELAWARE) L.L.C.                           UNITED STATES     N/A         N/A
4258  4          W2008 RAINBOW 3 (DELAWARE) L.L.C.                           UNITED STATES     N/A         N/A
4259  4          Whitehall European RE 9A S.a r.l.                           LUXEMBOURG        100         N/A
4260  2      WH INTERNATIONAL ADVISORS, L.L.C. 2001                          UNITED STATES     N/A         N/A
4261  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED            UNITED STATES     N/A         N/A
                 PARTNERSHIP 2001
4262  4          MERCER INVESTMENTS IV PRIVATE LTD.                          MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
4263  4          QMH FINCO S.A R.L.                                          LUXEMBOURG        100         N/A
4264  4          W2001 ARES REALTY HOLDING, L.L.C.                           UNITED STATES     N/A         N/A
4265  4          W2001 BRITANNIA LLC                                         UNITED STATES     N/A         N/A
4266  4          W2001 LOFT FINANCE INTERNATIONAL, L.L.C.                    UNITED STATES     N/A         N/A
4267  4          W2001 REGINA C.V.                                           NETHERLANDS       N/A         N/A
4268  4          W2001/FORTY-SIX B.V.                                        NETHERLANDS       100         N/A
4269  2      WH INTERNATIONAL ADVISORS, L.L.C. 2005                          UNITED STATES     N/A         N/A
4270  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED            UNITED STATES     N/A         N/A
                 PARTNERSHIP 2005
4271  4          BLITZEN S.A R.L.                                            LUXEMBOURG        100         N/A
4272  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
4273  4          W2005 KZL                                                   CAYMAN ISLANDS    100         N/A
4274  4          W2005 PUPPET 1 LLC                                          UNITED STATES     N/A         N/A
4275  4          W2005 PUPPET 2 LLC                                          UNITED STATES     N/A         N/A
4276  4          WHITEHALL EUROPEAN RE 1 S.A.R.L.                            LUXEMBOURG        100         N/A
4277  4          WHITEHALL EUROPEAN RE 2 S.A.R.L.                            LUXEMBOURG        100         N/A
4278  4          WHITEHALL EUROPEAN RE 4 S.A R.L.                            LUXEMBOURG        100         N/A
4279  4          WHITEHALL EUROPEAN RE 5 S.A R.L.                            LUXEMBOURG        99          N/A
4280  2      WH INTERNATIONAL ADVISORS, L.L.C. 2008                          UNITED STATES     N/A         N/A
4281  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED            UNITED STATES     N/A         N/A
                 PARTNERSHIP 2008
4282  2      WH PARALLEL ADVISORS, L.L.C. 2001                               UNITED STATES     N/A         N/A
4283  3        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                 2001
4284  4          HIHARAKO (CAYMAN) L.L.C.                                    CAYMAN ISLANDS    100         N/A
4285  5            MERCER INVESTMENTS IV PRIVATE LTD.                        MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Preferred shares.
4286  4          W2001 ARES REALTY HOLDING, L.L.C.                           UNITED STATES     N/A         N/A
4287  4          W2001 GEN PAR EUR 3 B.V.                                    NETHERLANDS       100         N/A
4288  5            W2001 PARC C.V.                                           NETHERLANDS       N/A         N/A
4289  6              W2001 LOFT B.V.                                         NETHERLANDS       99          N/A
4290  5            W2001 WEBSTER CV                                          NETHERLANDS       N/A         N/A
4291  6              W2001 CAPITOL B.V.                                      NETHERLANDS       100         N/A
4292  4          W2001 PARC C.V.                                             NETHERLANDS       N/A         N/A
4293  4          W2001 TWO C.V.                                              NETHERLANDS       N/A         N/A
4294  5            QMH FINCO S.A R.L.                                        LUXEMBOURG        100         N/A
4295  5            QMH LIMITED                                               UNITED KINGDOM    90          N/A
                                                                             (OTHER)
4296  5            W2001/FORTY-SIX B.V.                                      NETHERLANDS       100         N/A
4297  4          W2001 WEBSTER CV                                            NETHERLANDS       N/A         N/A
4298  4          W2001/SIXTY-ONE B.V.                                        NETHERLANDS       100         N/A
4299  5            W2001 REGINA C.V.                                         NETHERLANDS       N/A         N/A
4300  5            W2001 TWO C.V.                                            NETHERLANDS       N/A         N/A
4301  2      WH PARALLEL ADVISORS, L.L.C. 2007                               UNITED STATES     N/A         N/A
4302  3        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                 2007
4303  4          BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.         UNITED STATES     N/A         32
4304  4          GS Lux Management Services S.a r.l.                         LUXEMBOURG        100         N/A
4305  4          HIHARAKO 2007 (CAYMAN) LTD.                                 CAYMAN ISLANDS    100         N/A
4306  4          PFD HOLDINGS, LLC                                           UNITED STATES     N/A         N/A
4307  4          W2007 MVP HOTELS, LLC                                       UNITED STATES     94          N/A
4308  4          W2007 PARALLEL AMELIA SARL                                  LUXEMBOURG        100         N/A
4309  5            WHITEHALL EUROPEAN RE 7 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
4310  5            WHITEHALL EUROPEAN RE 8 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
4311  4          W2007 PARALLEL BEAR S.A.R.L.                                LUXEMBOURG        100         N/A
4312  5            W2007 BEAR L.L.C.                                         UNITED STATES     N/A         N/A
4313  5            WHITEHALL EUROPEAN RE 7 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class B shares.
4314  5            WHITEHALL EUROPEAN RE 8 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class B shares.
4315  4          W2007 PARALLEL LANCASTER S.A R.L.                           LUXEMBOURG        100         N/A
4316  5            W2007/W2008 FINANCE LTD.                                  CAYMAN ISLANDS    100         N/A
4317  5            WHITEHALL EUROPEAN RE 7 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
4318  5            WHITEHALL EUROPEAN RE 8 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class C shares.
4319  4          W2007 PARALLEL LINDENCORSO S.A.R.L.                         LUXEMBOURG        100         N/A
4320  5            WHITEHALL EUROPEAN RE 6 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class F shares.
4321  4          W2007 Parallel Selfridges S.a r.l.                          LUXEMBOURG        100         N/A
4322  5            WHITEHALL EUROPEAN RE 6 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class B shares.
4323  4          W2007 Parallel Vernal S.a r.l.                              LUXEMBOURG        100         N/A
4324  5            WHITEHALL EUROPEAN RE 6 S.A R.L.                          LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class E shares.
4325  4          W2007/ACEP HOLDINGS, LLC                                    UNITED STATES     96          N/A
4326  4          WHITEHALL EUROPEAN RE 6 S.A R.L.                            LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class A shares.
4327  4          WNT HOLDINGS, LLC                                           UNITED STATES     N/A         N/A
4328  2      WH PARALLEL ADVISORS, L.L.C. XIII                               UNITED STATES     N/A         N/A
4329  3        WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII       UNITED STATES     N/A         N/A
4330  4          WH MEZZCO GP, L.L.C. II                                     UNITED STATES     N/A         N/A
4331  4          WH13/ASIO ASTREA C.V.                                       NETHERLANDS       N/A         N/A
4332  5            WH13/TWENTY-NINE B.V.                                     NETHERLANDS       99          N/A
4333  5            WH13/TWENTY-SIX B.V.                                      NETHERLANDS       99          N/A
4334  4          WH13/DANKO B.V.                                             NETHERLANDS       100         N/A
4335  4          WH13/FORTY-THREE B.V.                                       NETHERLANDS       100         N/A
4336  5            WH13/ASIO ASTREA C.V.                                     NETHERLANDS       N/A         N/A
4337  4          WH13/FORTY-TWO B.V.                                         NETHERLANDS       100         N/A
4338  5            WH13/ASIO ASTREA C.V.                                     NETHERLANDS       N/A         N/A
4339  4          WH13/TWENTY-FOUR B.V.                                       NETHERLANDS       100         N/A
4340  2      WH13/DANKO B.V.                                                 NETHERLANDS       100         N/A
4341  2      WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2001  UNITED STATES     N/A         N/A
4342  2      WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2007  UNITED STATES     N/A         N/A
4343  2      WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII         UNITED STATES     N/A         N/A
4344  2      WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.                 UNITED STATES     N/A         N/A
4345  3        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.              UNITED STATES     N/A         N/A
4346  4          MERCER INVESTMENTS IV PRIVATE LTD.                          MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Ordinary shares.
4347  4          QMH FINCO S.A R.L.                                          LUXEMBOURG        100         N/A
4348  4          W2001 ARES REALTY HOLDING, L.L.C.                           UNITED STATES     N/A         N/A
4349  4          W2001 BRITANNIA LLC                                         UNITED STATES     N/A         N/A
4350  4          W2001 CAPITOL B.V.                                          NETHERLANDS       100         N/A

4351  4         W2001 LOFT B.V.                                          525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4352  4         W2001 REGINA C.V.                                        525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4353  4         W2001/FORTY-SIX B.V.                                     525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4354  4         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                  PARTNERSHIP 2001                                       Financial Vehicles
4355  4         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                  2001                                                   Financial Vehicles
4356  4         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other       New York      NY        Delaware
                  PARTNERSHIP 2001                                       Financial Vehicles
4357  3       WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4358  4         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4359  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001          525990 - Other       George Town             CAYMAN
                (CORPORATE), L.P.                                        Financial Vehicles                           ISLANDS
4360  4         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4361  5           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001      525990 - Other       New York      NY        Delaware
                    (DELAWARE), L.P.                                     Financial Vehicles
4362  6             MERCER INVESTMENTS IV PRIVATE LTD.                   525990 - Other       Federal                 MALAYSIA
                                                                         Financial Vehicles   Territory of            (OTHER)
                                                                                              Labuan
4363  6             QMH FINCO S.A R.L.                                   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4364  6             W2001 ARES REALTY HOLDING, L.L.C.                    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4365  6             W2001 BRITANNIA LLC                                  525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4366  6             W2001 LOFT FINANCE INTERNATIONAL EMPLOYEE, L.L.C.    525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4367  6             W2001 REGINA C.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4368  6             W2001/FORTY-SIX B.V.                                 525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4369  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001          525990 - Other       New York      NY        Delaware
                (DELAWARE), L.P.                                         Financial Vehicles
4370  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4371  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001             525990 - Other       George Town             CAYMAN
                (CORPORATE), L.P.                                        Financial Vehicles                           ISLANDS
4372  4         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4373  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4374  4         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4375  2     WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4376  3       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4377  4         ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4378  4         AWH EMPLOYEE GEN-PAR, L.L.C.                             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4379  5           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4380  4         CARIBBEAN FUND GEN-PAR 2005, LLC                         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4381  4         CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4382  4         DONNER S.A R.L.                                          531120 - Lessors of  Luxembourg              LUXEMBOURG
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
4383  4         W2005 CNL FARGO GP, LLC                                  551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4384  4         W2005 KZL                                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4385  4         W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.            551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4386  4         W2005/FARGO HOTEL HOLDINGS II, L.P.                      551112 - Offices of  Irving        TX        Delaware
                                                                         Other Holding
                                                                         Companies
4387  4         W2005/FARGO MEZZ HOLDINGS, LLC                           525990 - Other       Wilmington    DE        Delaware
                                                                         Financial Vehicles
4388  4         WHITEHALL FRENCH RE 1 SARL                               525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4389  5           W2005 PUPPET I B.V.                                    525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4390  4         Whitehall European RE 3 S.a r.l.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4391  5           W2005/THIRTY-TWO B.V.                                  525990 - Other       Amsterdam               NETHERLANDS
                                                                         Financial Vehicles
4392  5           W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4393  3       WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4394  4         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4395  4         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                  2005                                                   Financial Vehicles
4396  3       WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4397  4         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4398  4         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other       New York      NY        Delaware
                  2005                                                   Financial Vehicles
4399  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005          525990 - Other       New York      NY        Delaware
                (DELAWARE), L.P.                                         Financial Vehicles
4400  4         BLITZEN S.A R.L.                                         531120 - Lessors of  Luxembourg              LUXEMBOURG
                                                                         nonresidential
                                                                         buildings (except
                                                                         mini warehouses)
4401  4         W2005 KZL                                                525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4402  4         WHITEHALL EUROPEAN RE 6 S.A R.L.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4403  4         Whitehall European RE 3 S.a r.l.                         525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4404  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.    525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4405  4         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4406  5           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005      525990 - Other       New York      NY        Delaware
                    (DELAWARE), L.P.                                     Financial Vehicles
4407  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4408  3       WHITEHALL STREET INTERNATIONAL PCP FUND 2005 CORP.         525990 - Other       NEW YORK      NY        CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4409  4         WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4410  5           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005,     525990 - Other       George Town             CAYMAN
                    L.P.                                                 Financial Vehicles                           ISLANDS
4411  5           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2005                                     Financial Vehicles
4412  3       WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4413  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005 CORP., L.P. 525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4414  4         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l. 525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4415  5           WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.   525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4416  6             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005,   525990 - Other       George Town             CAYMAN
                      L.P.                                               Financial Vehicles                           ISLANDS
4417  6             WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED   525990 - Other       New York      NY        Delaware
                      PARTNERSHIP 2005                                   Financial Vehicles
4418  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.       525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4419  3       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l.   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4420  2     WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4421  3       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007,    525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
4422  4         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND 525990 - Other       New York      NY        Delaware
                  2007, L.P.                                             Financial Vehicles
4423  5           W2007 FINANCE SUB, LLC                                 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4424  3       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND   525990 - Other       New York      NY        Delaware
                2007, L.P.                                               Financial Vehicles
4425  3       WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,     525990 - Other       New York      NY        Delaware
                L.P.                                                     Financial Vehicles
4426  4         WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007,    525990 - Other       New York      NY        Delaware
                  L.P.                                                   Financial Vehicles
4427  5           WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER    525990 - Other       New York      NY        Delaware
                    FUND 2007, L.P.                                      Financial Vehicles
4428  5           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other       New York      NY        Delaware
                    PARTNERSHIP 2007                                     Financial Vehicles
4429  3       WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4430  2     WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.              525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4431  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND OVERRIDE SUB  531390 - Other       New York      NY        CAYMAN
                2008, LTD.                                               activities related                           ISLANDS
                                                                         to real estate
4432  4         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other       New York      NY        Delaware
                  PARTNERSHIP 2008                                       Financial Vehicles
4433  3       WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,  525990 - Other       George Town             CAYMAN
                L.P.                                                     Financial Vehicles                           ISLANDS
4434  4         W2008 INTERNATIONAL FINANCE SUB LTD.                     525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4435  3       WHITEHALL STREET INTERNATIONAL OVERRIDE FUND 2008, L.P.    525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4436  3       WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4437  2     WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4438  2     WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.             525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4439  2     WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4440  2     WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007, L.P. 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4441  2     WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND     525990 - Other       New York      NY        Delaware
              2007, L.P.                                                 Financial Vehicles
4442  2     WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2001 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4443  2     WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2005 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4444  2     WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2007 525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4445  2     WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007, L.P.  525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4446  2     WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P.   525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4447  2     WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4448  2     WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4449  2     WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4450  2     WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.      525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4451  2     WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,    525990 - Other       George Town             CAYMAN
              L.P.                                                       Financial Vehicles                           ISLANDS
4452  2     WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008   525990 - Other       Luxembourg              LUXEMBOURG
              SCA                                                        Financial Vehicles
4453  2     WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.           525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4454  2     WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.        525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4455  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)    525990 - Other       New York      NY        Delaware
              LIMITED PARTNERSHIP 2008                                   Financial Vehicles
4456  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2001  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4457  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2005  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4458  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2008  525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4459  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED           525990 - Other       New York      NY        Delaware
              PARTNERSHIP 2001                                           Financial Vehicles
4460  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED           525990 - Other       New York      NY        Delaware
              PARTNERSHIP 2005                                           Financial Vehicles
4461  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED           525990 - Other       New York      NY        Delaware
              PARTNERSHIP 2008                                           Financial Vehicles
4462  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE S.A.R.L. 2008     525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4463  3       WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008 525990 - Other       Luxembourg              LUXEMBOURG
                SCA                                                      Financial Vehicles
4464  3       WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008        525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4465  2     WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008          525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles
4466  2     WHITEHALL STREET INTERNATIONAL REPIA FUND 2001 (CORPORATE),  525990 - Other       George Town             CAYMAN
              L.P.                                                       Financial Vehicles                           ISLANDS
4467  2     WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4468  2     WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.         525990 - Other       George Town             CAYMAN
                                                                         Financial Vehicles                           ISLANDS
4469  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4470  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4471  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4472  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4473  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4474  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X           525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4475  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI          525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4476  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII         525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4477  2     WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII        525990 - Other       New York      NY        Delaware
                                                                         Financial Vehicles
4478  2     Whitehall Street International Override Offshore Fund 2008   525990 - Other       Luxembourg              LUXEMBOURG
                                                                         Financial Vehicles

4351  4          W2001 LOFT B.V.                                             NETHERLANDS       99          N/A
4352  4          W2001 REGINA C.V.                                           NETHERLANDS       N/A         N/A
4353  4          W2001/FORTY-SIX B.V.                                        NETHERLANDS       100         N/A
4354  4          WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                   2001
4355  4          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                   2001
4356  4          WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED          UNITED STATES     N/A         N/A
                   PARTNERSHIP 2001
4357  3        WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                 UNITED STATES     N/A         N/A
4358  4          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.            UNITED STATES     N/A         N/A
4359  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001             CAYMAN ISLANDS    N/A         N/A
                 (CORPORATE), L.P.
4360  4          WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.     CAYMAN ISLANDS    N/A         N/A
4361  5            WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001         UNITED STATES     N/A         N/A
                     (DELAWARE), L.P.
4362  6              MERCER INVESTMENTS IV PRIVATE LTD.                      MALAYSIA (OTHER)  100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Preferred shares.
4363  6              QMH FINCO S.A R.L.                                      LUXEMBOURG        100         N/A
4364  6              W2001 ARES REALTY HOLDING, L.L.C.                       UNITED STATES     N/A         N/A
4365  6              W2001 BRITANNIA LLC                                     UNITED STATES     N/A         N/A
4366  6              W2001 LOFT FINANCE INTERNATIONAL EMPLOYEE, L.L.C.       UNITED STATES     N/A         N/A
4367  6              W2001 REGINA C.V.                                       NETHERLANDS       N/A         N/A
4368  6              W2001/FORTY-SIX B.V.                                    NETHERLANDS       100         N/A
4369  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001 (DELAWARE), UNITED STATES     N/A         N/A
                 L.P.
4370  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.       CAYMAN ISLANDS    N/A         N/A
4371  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2001 (CORPORATE),   CAYMAN ISLANDS    N/A         N/A
                 L.P.
4372  4          WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.     CAYMAN ISLANDS    N/A         N/A
4373  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.          CAYMAN ISLANDS    N/A         N/A
4374  4          WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.     CAYMAN ISLANDS    N/A         N/A
4375  2      WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.                 UNITED STATES     N/A         N/A
4376  3        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.              UNITED STATES     N/A         N/A
4377  4          ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                UNITED STATES     N/A         N/A
4378  4          AWH EMPLOYEE GEN-PAR, L.L.C.                                UNITED STATES     N/A         N/A
4379  5            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.              UNITED STATES     N/A         N/A
4380  4          CARIBBEAN FUND GEN-PAR 2005, LLC                            UNITED STATES     N/A         N/A
4381  4          CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.           UNITED STATES     N/A         N/A
4382  4          DONNER S.A R.L.                                             LUXEMBOURG        100         N/A
4383  4          W2005 CNL FARGO GP, LLC                                     UNITED STATES     N/A         N/A
4384  4          W2005 KZL                                                   CAYMAN ISLANDS    100         N/A
4385  4          W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.               UNITED STATES     N/A         N/A
4386  4          W2005/FARGO HOTEL HOLDINGS II, L.P.                         UNITED STATES     N/A         N/A
4387  4          W2005/FARGO MEZZ HOLDINGS, LLC                              UNITED STATES     N/A         N/A
4388  4          WHITEHALL FRENCH RE 1 SARL                                  LUXEMBOURG        100         N/A
4389  5            W2005 PUPPET I B.V.                                       NETHERLANDS       100         N/A
4390  4          Whitehall European RE 3 S.a r.l.                            LUXEMBOURG        100         N/A
4391  5            W2005/THIRTY-TWO B.V.                                     NETHERLANDS       100         N/A
4392  5            W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG                   LUXEMBOURG        100         N/A
4393  3        WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                   UNITED STATES     N/A         N/A
4394  4          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.            UNITED STATES     N/A         N/A
4395  4          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                   2005
4396  3        WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                 UNITED STATES     N/A         N/A
4397  4          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.            UNITED STATES     N/A         N/A
4398  4          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP     UNITED STATES     N/A         N/A
                   2005
4399  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 (DELAWARE), UNITED STATES     N/A         N/A
                 L.P.
4400  4          BLITZEN S.A R.L.                                            LUXEMBOURG        100         N/A
4401  4          W2005 KZL                                                   CAYMAN ISLANDS    100         N/A
4402  4          WHITEHALL EUROPEAN RE 6 S.A R.L.                            LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Class F shares.
4403  4          Whitehall European RE 3 S.a r.l.                            LUXEMBOURG        100         N/A
4404  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.       UNITED STATES     1           N/A
4405  4          WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.     CAYMAN ISLANDS    N/A         N/A
4406  5            WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005         UNITED STATES     N/A         N/A
                     (DELAWARE), L.P.
4407  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.       CAYMAN ISLANDS    N/A         N/A
4408  3        WHITEHALL STREET INTERNATIONAL PCP FUND 2005 CORP.            UNITED STATES     100         N/A
4409  4          WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.          CAYMAN ISLANDS    N/A         N/A
4410  5            WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.   CAYMAN ISLANDS    N/A         N/A
4411  5            WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED        UNITED STATES     N/A         N/A
                     PARTNERSHIP 2005
4412  3        WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.            CAYMAN ISLANDS    N/A         N/A
4413  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2005 CORP., L.P.    CAYMAN ISLANDS    N/A         N/A
4414  4          WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l.    LUXEMBOURG        63          N/A
4415  5            WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.      CAYMAN ISLANDS    N/A         N/A
4416  6              WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P. CAYMAN ISLANDS    N/A         N/A
4417  6              WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED      UNITED STATES     N/A         N/A
                       PARTNERSHIP 2005
4418  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.          CAYMAN ISLANDS    N/A         N/A
4419  3        WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l.      LUXEMBOURG        63          N/A
4420  2      WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.                 UNITED STATES     N/A         N/A
4421  3        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007, L.P.  UNITED STATES     N/A         N/A
4422  4          WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND    UNITED STATES     N/A         N/A
                   2007, L.P.
4423  5            W2007 FINANCE SUB, LLC                                    UNITED STATES     N/A         N/A
4424  3        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND      UNITED STATES     N/A         N/A
                 2007, L.P.
4425  3        WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007, L.P.   UNITED STATES     N/A         N/A
4426  4          WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P.  UNITED STATES     N/A         N/A
4427  5            WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND  UNITED STATES     N/A         N/A
                     2007, L.P.
4428  5            WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP   UNITED STATES     N/A         N/A
                     2007
4429  3        WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P.    UNITED STATES     N/A         N/A
4430  2      WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.                 UNITED STATES     N/A         N/A
4431  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND OVERRIDE SUB     UNITED STATES     100         N/A
                 2008, LTD.
4432  4          WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED          UNITED STATES     N/A         N/A
                   PARTNERSHIP 2008
4433  3        WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,     CAYMAN ISLANDS    N/A         N/A
                 L.P.
4434  4          W2008 INTERNATIONAL FINANCE SUB LTD.                        CAYMAN ISLANDS    100         N/A
4435  3        WHITEHALL STREET INTERNATIONAL OVERRIDE FUND 2008, L.P.       CAYMAN ISLANDS    N/A         N/A
4436  3        WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.         CAYMAN ISLANDS    N/A         N/A
4437  2      WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.                UNITED STATES     N/A         N/A
4438  2      WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.                UNITED STATES     N/A         N/A
4439  2      WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                     UNITED STATES     N/A         N/A
4440  2      WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007, L.P.    UNITED STATES     N/A         N/A
4441  2      WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND 2007,  UNITED STATES     N/A         N/A
               L.P.
4442  2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2001    UNITED STATES     N/A         N/A
4443  2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2005    UNITED STATES     N/A         N/A
4444  2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP 2007    UNITED STATES     N/A         N/A
4445  2      WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007, L.P.     UNITED STATES     N/A         N/A
4446  2      WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P.      UNITED STATES     N/A         N/A
4447  2      WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                   UNITED STATES     N/A         N/A
4448  2      WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                   UNITED STATES     N/A         N/A
4449  2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.         CAYMAN ISLANDS    N/A         N/A
4450  2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.         CAYMAN ISLANDS    N/A         N/A
4451  2      WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008, L.P.  CAYMAN ISLANDS    N/A         N/A
4452  2      WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008 SCA  LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-2
                                                                                                                   shares.
4453  2      WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.              CAYMAN ISLANDS    N/A         N/A
4454  2      WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.           CAYMAN ISLANDS    N/A         N/A
4455  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)       UNITED STATES     N/A         N/A
               LIMITED PARTNERSHIP 2008
4456  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2001     CAYMAN ISLANDS    100         N/A
4457  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2005     CAYMAN ISLANDS    100         N/A
4458  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION 2008     CAYMAN ISLANDS    100         N/A
4459  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED PARTNERSHIP  UNITED STATES     N/A         N/A
               2001
4460  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED PARTNERSHIP  UNITED STATES     N/A         N/A
               2005
4461  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED PARTNERSHIP  UNITED STATES     N/A         N/A
               2008
4462  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE S.A.R.L. 2008        LUXEMBOURG        100         N/A
4463  3        WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008    LUXEMBOURG        100         N/A     This holding
                 SCA                                                                                               represents
                                                                                                                   ownership in
                                                                                                                   Management
                                                                                                                   shares.
4464  3        WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008           LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in
                                                                                                                   Management
                                                                                                                   shares.
4465  2      WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008             LUXEMBOURG        100         N/A     This holding
                                                                                                                   represents
                                                                                                                   ownership in A-5
                                                                                                                   shares.
4466  2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2001 (CORPORATE),     CAYMAN ISLANDS    N/A         N/A
               L.P.
4467  2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.            CAYMAN ISLANDS    N/A         N/A
4468  2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.            CAYMAN ISLANDS    N/A         N/A
4469  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX             UNITED STATES     N/A         N/A
4470  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V              UNITED STATES     N/A         N/A
4471  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI             UNITED STATES     N/A         N/A
4472  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII            UNITED STATES     N/A         N/A
4473  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII           UNITED STATES     N/A         N/A
4474  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X              UNITED STATES     N/A         N/A
4475  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI             UNITED STATES     N/A         N/A
4476  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII            UNITED STATES     N/A         N/A
4477  2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII           UNITED STATES     N/A         N/A
4478  2      Whitehall Street International Override Offshore Fund 2008      LUXEMBOURG        100         N/A

ITEM 29. INDEMNIFICATION

RULE 484 UNDERTAKING - Article VI of the Company's Bylaws of states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 30. PRINCIPAL UNDERWRITERS

      (A) Epoch Securities, Inc. also acts as a principal underwriter for the following:

            - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA A, VA B, VA C, VA G, VA H, VA K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

            - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

      (B) The principal business address of most of the following Directors and Officers is: 200 West Street, New York, NY 10282-2198

            The principal business address of the other following Directors and Officers* is: 132 Turnpike Road, Suite 210 Southborough, MA 01772.



NAME                          POSITION OR OFFICE WITH UNDERWRITER
----                          ------------------------------------------------
Steven M. Bunson              Assistant Treasurer
Nabanita Chaterjee            Assistant Secretary
Richard Cohn                  Assistant General Counsel and Secretary
Manda J. D'Agata              Assistant Treasurer
John S. Daly                  Director
Thomas J. Favia               Financial Operations Principal
Julie Hausen                  Assistant Secretary
Kathleen Jack                 Chief Compliance Officer Securities Underwriting
Kenneth L. Josselyn           Assistant Secretary
Robert A. Mass                Compliance Officer
Albert P. Meo                 Financial Operations Principal
Stephen R. Pierce             Director and Vice President
Elizabeth E. Robinson         Treasurer
Matthew E. Tropp              Assistant Secretary
Joel Volcy*                   Chief Operating Officer
Nicholas H. von Moltke        Director, President and Chief Executive Officer
Margot Wallin*                Chief Compliance Officer Variable Products

      (C) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions or other compensation retained by Security Distributors, Inc., the former principal underwriter of the Contracts, directly or indirectly, for sales of variable contracts funded by the Registrant in 2012. No commissions or other compensation was received by Epoch Securities, Inc., the current principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, are maintained for the Company by Se(2) at One Security Benefit Place, Topeka, Kansas.

ITEM 32. MANAGEMENT SERVICES

The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 33. FEE REPRESENTATION (pursuant to Section 26(e) of the Investment Company Act of 1940)

The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 11th day of April, 2013.

                        VEL II ACCOUNT OF
       COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

       /s/ Scott D. Silverman
       -------------------------------------------------------------------------
       Scott D. Silverman, Senior Vice President, General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                          TITLE                                   DATE
----------                                          -----                                   ----
/s/ John J. Fowler              Senior Vice President and Chief Financial Officer       April 11, 2013
--------------------------
John J. Fowler

Allan S. Levine*                Chairman of the Board
--------------------------

Manda J. D'Agata*               Director, Vice President and Treasurer
--------------------------

Kathleen M. Redgate*            Director
--------------------------

Michael S. Rotter*              Director and Vice Chairman
--------------------------

/s/ Nicholas H. von Moltke      Director, President, and Chief Executive Officer
--------------------------

/s/ Jane S. Grosso              Vice President and Controller
--------------------------      (Chief Accounting Officer)
Jane S. Grosso

*Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 3, 2013 duly executed by such persons.

/s/ Scott D. Silverman
------------------------------------
Scott D. Silverman, Attorney-in-Fact

(33-57792) VEL II

                                 EXHIBIT TABLE

Exhibit (I)(3)          Directors' Powers of Attorney

Exhibit (N)             Consent of Independent Registered Public Accounting Firm